    As filed with the Securities and Exchange Commission on April 28, 2021
                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 57                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 340                                            [X]
                (Check Appropriate Box or Boxes)

                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering:  Upon the effective date of this
Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2021 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Variable Deferred
Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and
Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee
Account, or both. Each Subaccount of the Separate Account invests in shares of
Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares)
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. Global Fund -- Series II shares (formerly, Invesco Oppenheimer
  V.I. Global Fund -- Series II Shares)
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Advantage SMID Class V.I. Fund -- Class III Shares (formerly,
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares)
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Service Shares
Federated Hermes Kaufmann Fund II -- Service Shares

                                      1

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Natural Resources Portfolio -- Class II Shares
PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison Portfolio
  -- Class II Shares)

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Janus Henderson Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after
May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May
1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after
September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund -- Series II shares (formerly, Invesco V.I.
  Value Opportunities Fund -- Series II shares)
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return
    V.I.S. Fund are not available for contracts issued on or after May 1, 2006.
    The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

                                      2

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800)
352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      3

   Transfers from the Guarantee Account to the Subaccounts.  56
   Transfers from the Subaccounts to the Guarantee Account.  56

                                      4

       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)................................................   100
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of

                                      5

   Evidence of Death, Age, Gender, Marital Status or Survival.    168

Table of Contents for Statement of Additional Information

                                      6

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement
Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the
Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit
Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the
date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date.
For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the
Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and
Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred
Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total
Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income
Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee
Account is not part of and does not depend on the investment performance of the
Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income
Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed
Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum
Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed
Withdrawal Advantage is not available for contracts issued on or after May 1,
2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

                                      7

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income
Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal
Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of
Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model
required for the Payment Protection Rider Options and the Guaranteed Minimum
Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum
Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum
Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income
Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime
Income Plus 2007 is not available for contracts issued on or after September 8,
2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with
Commutation Immediate and Deferred Variable Annuity Rider, which is one of the
Payment Protection Rider Options discussed in this prospectus. Payment
Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection
Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime
Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or
Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For
Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The
Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

                                      8

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal
Benefit Rider Options.

                                      9

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received as a Percentage of the
                                                   the Purchase Payment    Purchase Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge.
 The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross
   Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                                      10

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.
The following charges apply to contracts issued on or after the later of May 1,
2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                      11

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/ (as a percentage of your Contract
 Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for
   Lifetime Income Plus are for those contracts that reset their Withdrawal
   Base on or after July 15, 2019. The current and maximum charges for Lifetime
   Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after
   September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their
   Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their
   Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
   with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal
 Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract
 Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

                                      12

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime
    Income Plus 2008 for those contracts that have not reset their Withdrawal
    Base on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
    2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their
    Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                      13

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime
    Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime
    Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus
    Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the
 Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You
 may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5%
 Rollup Death Benefit Rider together or in any combination. The Earnings
 Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may
 not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

                                      14

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.
The following charges apply to contracts issued on or after the later of April
29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/4/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus/3/                      1.25%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/5/ (as a percentage of your Contract Value at the time the charge is taken)/6/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/7/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income
   Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are 0.60% (current charge) and 2.00% (maximum charge), calculated as a percentage of average daily net assets in the Separate
   Account.

/4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/6/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/7/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual
   Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal
   Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account
   Annual Expenses for the maximum charges assume that the owner elects the
   Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

                                      15

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.
The following charges apply to contracts issued on or after the later of May 1,
2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not
   available for contracts issued on or after September 2, 2003 as a Funding
   Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding
   Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual
   Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal
   Advantage. The Maximum Total Separate Account Annual Expenses for the
   maximum charges assume that the owner elects the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed
   Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                                      16

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%   1.84%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.31% and 1.80%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      17

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus 2008 with the Principal Protection Death
     Benefit or Lifetime Income Plus Solution with the Principal Protection
     Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,176      $2,468      $3,705       $6,802

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $528       $1,835      $3,171       $6,659

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $645       $1,956      $3,298       $6,802

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value); and

  .  for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death
     Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from
     Contract Value); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be

                                      18

higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,113      $2,247      $3,276       $5,580

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $528       $1,672      $2,797       $5,534

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $578       $1,721      $2,845       $5,580

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value);

  .  a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option
     (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  .  elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,069      $2,124      $3,083       $5,242

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $431       $1,489      $2,541       $5,144

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $531       $1,589      $2,640       $5,242

                                      19

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value);

  .  a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal
     Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  .  a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up
     and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the
Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income
Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS
Subaccount(s) will be made in accordance with the terms of Guaranteed Income
Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider
Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed
Income Advantage," and the "Income Payments -- Payment Protection Rider
Options" provisions of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the
Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the
"Transfers" and "The Guarantee Account" provisions of this prospectus.

                                      20

What charges are associated with this contract?  Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to
0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender
Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45%
against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other
Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start
Date and the Annuity Commencement Date if Guaranteed Income Advantage or
Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments"
provision of this prospectus.

What happens if I die before the Annuity Commencement Date?  Before the Annuity
Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or
Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement
Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee
Account" provisions of this prospectus. In addition, if you elect one of the
Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal
Benefit Rider Options (except for

                                      21

Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income
Plus Solution must always allocate assets in accordance with the Investment
Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection
Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA)
and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS
Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income
Advantage" provision of this prospectus. If you elect one of the Guaranteed
Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider
Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options," and the "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract?  Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return
Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract?  We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options.  Five Guaranteed Minimum Withdrawal Benefit
Rider Options are discussed in this prospectus: Guaranteed Withdrawal
Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime
Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution
provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal
Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the
Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the
Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit.
Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS
Subaccount(s).

                                      22

Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets.
If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage"
provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options.  We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death
Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options?  Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the
Company's General Account and our long-term ability to make payments. See the
"Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the
Portfolios you choose. For contract owners that have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution), all purchase payments must be allocated in accordance with the
Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus
2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed
Income Advantage, purchase payments may not be allocated directly to the GIS
Subaccount(s), but must be made pursuant to scheduled transfers from all other
Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract -- Allocation of Purchase
Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income
Advantage," and the "Income Payments -- Payment Protection Rider Options"
provisions of this prospectus.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the
Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply.
All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters"
provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

                                      23

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by

                                      24

the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies. The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations. While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the
Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed
Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own
Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in

                                      25

accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the
"Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate
Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                      26

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income
Advantage, you may not allocate purchase payments directly to the GIS
Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments --
Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and
Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment
Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection
Rider Options" provisions of this prospectus.

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                  Investment Objective             as applicable)
                         -------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy          Seeks to achieve the highest     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B                 total return consistent with
                                                              the Adviser's determination
                                                              of reasonable risk.
                         -------------------------------------------------------------------------------------------------
                         AB Global Thematic Growth            Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB International Value               Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Small Cap Growth                  Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Capital Appreciation    The Fund seeks capital           Invesco Advisers, Inc.
                         Fund -- Series II shares (formerly,  appreciation.
                         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series II
                         Shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --        Seeks capital growth and         Invesco Advisers, Inc.
                         Series II shares                     income through investments in
                                                              equity securities, including
                                                              common stocks, preferred
                                                              stocks and securities
                                                              convertible into common and
                                                              preferred stocks.
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Conservative            The Fund seeks total return.     Invesco Advisers, Inc.
                         Balanced Fund -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Conservative Balanced
                         Fund -- Series II Shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.     Invesco Advisers, Inc.
                         Series I shares
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income       Seeks both capital               Invesco Advisers, Inc.
                         Fund -- Series II shares             appreciation and current
                                                              income.
                         -------------------------------------------------------------------------------------------------

                                      27

                                                                                                Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                  Investment Objective                 as applicable)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Fund --          The Fund seeks capital         Invesco Advisers, Inc.
                         Series II shares (formerly, Invesco  appreciation.
                         Oppenheimer V.I. Global Fund --
                         Series II Shares)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth    Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Fund(R) --  The Fund seeks capital         Invesco Advisers, Inc.
                         Series II shares (formerly, Invesco  appreciation.
                         Oppenheimer V.I. Main Street
                         Fund(R) -- Series II Shares)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Small       The Fund seeks capital         Invesco Advisers, Inc.
                         Cap Fund(R) -- Series II shares      appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Small Cap
                         Fund(R) -- Series II Shares)
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --      Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                             return using a strategy that   Management, Inc.
INC.                                                          seeks to protect against U.S.
                                                              inflation.
                         --------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage SMID Cap         Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       V.I. Fund -- Class III Shares        growth.
                         (formerly, BlackRock Advantage
                         U.S. Total Market V.I. Fund --
                         Class III Shares)
                         --------------------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.           Seeks capital appreciation     BlackRock Advisors, LLC
                         Fund -- Class III Shares             and, secondarily, income.
                         --------------------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.     Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares             return.
                         --------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --       The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2        growth of capital.             Advisers, LLC (subadvised by
                                                                                             Threadneedle International Limited)
                         --------------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles           The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1               growth of capital.             Advisers, LLC (subadvised by
                                                                                             Loomis, Sayles & Company, L.P.)
                         --------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund         To provide a high level of     Eaton Vance Management
TRUST                                                         current income.
                         --------------------------------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income         Seeks high current income.     Federated Investment Management
INSURANCE SERIES         Bond Fund II -- Service Shares                                      Company
                         --------------------------------------------------------------------------------------------------------
                         Federated Hermes Kaufmann            Seeks capital appreciation.    Federated Equity Management
                         Fund II -- Service Shares                                           Company of Pennsylvania
                                                                                             (subadvised by Federated Global
                                                                                             Investment Management Corp.)
                         --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --            Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                      growth consistent with         Company LLC (FMR) (subadvised
                                                              reasonable risk.               by FMR Investment Management
                                                                                             (UK) Limited (FMR UK), Fidelity
                                                                                             Management & Research
                                                                                             (Hong Kong) Limited (FMR H.K.),
                                                                                             and Fidelity Management &
                                                                                             Research (Japan) Limited (FMR
                                                                                             Japan))
                         --------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --       Seeks long-term capital        FMR (subadvised by FMR UK,
                         Service Class 2                      appreciation.                  FMR H.K., and FMR Japan)
                         --------------------------------------------------------------------------------------------------------

                                      28

                                                                                            Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------------
                        VIP Dynamic Capital                Seeks capital appreciation.    FMR (subadvised by FMR UK,
                        Appreciation Portfolio --                                         FMR H.K., and FMR Japan)
                        Service Class 2
                        ----------------------------------------------------------------------------------------------------
                        VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMR UK,
                        Service Class 2                    fund will also consider the    FMR H.K., and FMR Japan)
                                                           potential for capital
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth Portfolio --            Seeks to achieve capital       FMR (subadvised by FMR UK,
                        Service Class 2                    appreciation.                  FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth & Income                Seeks high total return        FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2       through a combination of       FMR H.K., and FMR Japan)
                                                           current income and capital
                                                           appreciation.
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth Opportunities           The fund seeks to provide      FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2       capital growth.                FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Investment Grade Bond          Seeks as high a level of       FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2       current income as is           FMR H.K., and FMR Japan)
                                                           consistent with the
                                                           preservation of capital.
                        ----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMR UK,
                        Service Class 2                    capital.                       FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --  Seeks capital appreciation.    FMR (subadvised by FMR UK,
                        Service Class 2                                                   FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares             with income as a secondary
PRODUCTS TRUST                                             goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                        ----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                     growth. Under normal market
                                                           conditions, the fund invests
                                                           primarily in equity
                                                           securities of companies
                                                           located anywhere in the
                                                           world, including developing
                                                           markets.
                        ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximum current income to the  Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --               extent consistent with the     L.P.
                        Service Shares/1/                  preservation of capital and
                                                           the maintenance of liquidity
                                                           by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced           Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares        growth, consistent with
                                                           preservation of capital and
                                                           balanced by current income.
                        ----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty              A non-diversified              Janus Capital Management LLC
                        Portfolio -- Service Shares        portfolio/2/ that seeks
                                                           long-term growth of capital.
                        ----------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and the net
                        asset value of a non-diversified portfolio than a
                        diversified portfolio.

                                      29

                                                                                          Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective               as applicable)
                       --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Total Return Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST        Service Class Shares              objective is to seek total     Company
                                                         return.
                       --------------------------------------------------------------------------------------------------
                       MFS(R) Utilities Series --        The fund's investment          Massachusetts Financial Services
                       Service Class Shares              objective is to seek total     Company
                                                         return.
                       --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Massachusetts Investors    The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II     Growth Stock Portfolio --         objective is to seek capital   Company
                       Service Class Shares              appreciation.
                       --------------------------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --            Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST        Advisor Class Shares              consistent with preservation   Company LLC/Research Affiliates,
                                                         of real capital and prudent    LLC
                                                         investment management.
                       --------------------------------------------------------------------------------------------------
                       High Yield Portfolio --           Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares       consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                       --------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government         Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative       consistent with preservation   Company LLC
                       Class Shares                      of capital and prudent
                                                         investment management.
                       --------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --         Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares       consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                       --------------------------------------------------------------------------------------------------
                       Total Return Portfolio --         Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares       consistent with preservation   Company LLC
                                                         of capital and prudent
                                                         investment management.
                       --------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Natural Resources Portfolio --    Seeks long-term growth of      PGIM Investments LLC (subadvised
FUND                   Class II Shares                   capital.                       by Allianz Global Investors U.S.
                                                                                        LLC)
                       --------------------------------------------------------------------------------------------------
                       PGIM Jennison Focused Blend       Seeks long-term growth of      PGIM Investments LLC (subadvised
                       Portfolio -- Class II Shares      capital.                       by Jennison Associates LLC)
                       (formerly, Jennison 20/20 Focus
                       Portfolio -- Class II Shares)
                       --------------------------------------------------------------------------------------------------
                       PGIM Jennison Growth              Seeks long-term growth of      PGIM Investments LLC (subadvised
                       Portfolio -- Class II Shares      capital.                       by Jennison Associates LLC)
                       (formerly, Jennison Portfolio --
                       Class II Shares)
                       --------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Real Estate Securities V.I.S.     Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES       Fund -- Class 1 Shares            through current income and     (subadvised by CenterSquare
FUNDS, INC.                                              capital appreciation.          Investment Management LLC)
                       --------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --   Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                    capital.                       (subadvised by Palisade Capital
                                                                                        Management, L.L.C., Champlain
                                                                                        Investment Partners, LLC,
                                                                                        GlobeFlex Capital, LP, Kennedy
                                                                                        Capital Management, Inc. and
                                                                                        SouthernSun Asset Management,
                                                                                        Inc.)
                       --------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/1/       Seeks the highest total        SSGA Funds Management, Inc.
                                                         return, composed of current
                                                         income and capital
                                                         appreciation, as is
                                                         consistent with prudent
                                                         investment risk.
                       --------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --        Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                    capital.
                       --------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be
                        available. If your contract was issued prior to May 1,
                        2006, Class 1 Shares of the Total Return V.I.S. Fund
                        are available.

                                      30

                                                                                    Adviser (and Sub-Adviser(s),
                      Subaccount Investing In          Investment Objective               as applicable)
                      ---------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  Wells Fargo VT Omega Growth  The fund seeks long-term       Wells Fargo Funds Management,
TRUST                 Fund -- Class 2              capital appreciation.          LLC (subadvised by Wells Capital
                                                                                  Management Incorporated)
                      ---------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In          Investment Objective             as applicable)
                    -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares  capital.
                    -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May
1, 2006:

                                                                                              Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective               as applicable)
                          ---------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total     FMR (subadvised by FMR UK,
INSURANCE PRODUCTS FUND   Service Class 2                    return with reduced risk over  FMR H.K., and FMR Japan)
                                                             the long term by allocating
                                                             its assets among stocks,
                                                             bonds, and short-term
                                                             instruments.
                          ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS             Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
VARIABLE INSURANCE TRUST  Fund -- Institutional Shares       appreciation.                  L.P.
                          ---------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) New Discovery Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST           Service Class Shares               objective is to seek capital   Company
                                                             appreciation.
                          ---------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May
1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after
September 8, 2008:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                  Investment Objective             as applicable)
                         -------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Value          Long-term capital                Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares (formerly,  appreciation.
INSURANCE FUNDS)         Invesco V.I. Value Opportunities
                         Fund -- Series II shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap       The Fund seeks capital           Invesco Advisers, Inc.
                         Growth Fund -- Series II shares      appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares)
                         -------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Large Cap Focus            Seeks long-term capital          BlackRock Advisors, LLC
SERIES FUNDS, INC.       Growth V.I. Fund -- Class III        growth.
                         Shares
                         -------------------------------------------------------------------------------------------------

                                      31

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective                 as applicable)
                       ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive   Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                     LLC (subadvised by ClearBridge
                                                                                        Investments, LLC; Western Asset
                                                                                        Management Company manages the
                                                                                        portion of the fund's cash and short
                                                                                        term investments allocated to it)
                       ------------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap    Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I        capital. Current income is a   LLC (subadvised by ClearBridge
                                                         secondary objective.           Investments, LLC; Western Asset
                                                                                        Management Company manages the
                                                                                        portion of the fund's cash and short
                                                                                        term investments allocated to it)
                       ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series --  The fund's investment          Massachusetts Financial Services
INSURANCE TRUST        Service Class Shares              objective is to seek capital   Company
                                                         appreciation.
                       ------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/1/          Seeks to provide investment    Security Global Investors, LLC
                                                         results that correspond to a   known as Guggenheim Investments
                                                         benchmark for
                                                         over-the-counter securities.
                                                         The portfolio's current
                                                         benchmark is the NASDAQ 100
                                                         Index(TM).
                       ------------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --             Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES       Class 1 Shares                    consistent with prudent
FUNDS, INC.                                              investment management and the
                                                         preservation of capital.
                       ------------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.      Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares            capital and future income
                                                         rather than current income.
                       ------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --   Seeks growth of capital and    SSGA Funds Management, Inc.
                       Class 1 Shares/2/                 accumulation of income that
                                                         corresponds to the investment
                                                         return of the S&P 500(R)
                                                         Index.
                       ------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after
January 5, 2009:

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                    Investment Objective                  as applicable)
                    --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Allocation VIP Fund --  Seeks capital appreciation, with            Franklin Advisers, Inc.
VARIABLE INSURANCE  Class 2 Shares                   income as a secondary goal.
PRODUCTS TRUST
                    --------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --      Seeks to maximize income while              Franklin Advisers, Inc.
                    Class 2 Shares                   maintaining prospects for capital
                                                     appreciation. Under normal market
                                                     conditions, the fund invests in a
                                                     diversified portfolio of debt and equity
                                                     securities.
                    --------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S. Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the Policy.

                                      32

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing
Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all
Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf

                                      33

of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the
Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the
Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios
(and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Natural Resources Portfolio -- Class II
  PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Portfolio -- Class II)
  PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison
  Portfolio -- Class II)

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2020 ranged from
0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds,
Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust,
Federated Hermes Insurance Series, Fidelity Variable Insurance Products Fund,
Franklin Templeton Variable Insurance Products Trust,

                                      34

Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners
Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable
Insurance Trust II, PIMCO Variable Insurance Trust, The Prudential Series Fund,
State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable
Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the
Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program.
AssetMark is an investment adviser that is registered under the Investment
Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation
Program, AssetMark has developed five asset allocation models ("Asset
Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.
Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset
Allocation Model" when necessary to distinguish it from the other Asset
Allocation Models. The distinguishing features of the Build Your Own Asset
Allocation Model are discussed in the "Build Your Own Asset Allocation Model"
provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  .  Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an
     Investment Strategy. For contract owners that purchase Lifetime Income
     Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect
     Asset Allocation Model A, B, C, or D or the Build Your Own Asset
     Allocation Model (or invest in one or more of the Designated Subaccounts)
     as the Investment Strategy. A contract owner, however, may not elect Asset
     Allocation Model E. For contract owners that purchase one of the other
     Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment
     Protection Rider Options, the contract owner may elect only Asset
     Allocation Model C (or invest in one or more of the Designated
     Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own
     Asset Allocation Model are not available as Investment Strategies for these contract owners.

                                      35

  .  Contract owners that do not purchase one of the Guaranteed Minimum
     Withdrawal Benefit Rider Options or one of the Payment Protection Rider
     Options may also elect to participate in the Asset Allocation Program.
     These contract owners may choose Asset Allocation Model A, B, C, D or E.
     The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the
Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model"
provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset
Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on
AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset
Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model.
While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an
Investment Strategy, which may include one or more of the Asset Allocation
Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available
Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to
Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine
Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each
Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

                                      36

In addition, AssetMark may consider (but is not obligated to follow)
recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the
Portfolio, and whether our affiliate Capital Brokerage Corporation receives
Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each
Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another
Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model.  The Build Your Own Asset Allocation
Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation
Model to require that you invest between 20% and 80% of your assets in the
"Core" asset class, between 20% and 60% of your assets in the "Fixed Income"
asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class.
AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own
Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation
Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including
Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset
Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain
Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model
(including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).
As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation
Model that will require a contract owner to provide us with new allocation instructions.

                                      37

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the
Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your
Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your
Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or
Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset
Allocation Models. Contract owners that own Lifetime Income Plus 2008 or
Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset
Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to
Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation
Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider
Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a
"self-directed portfolio"), you have terminated your advisory relationship with
AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a
Model, you are considered to have elected to reject all future changes in the
Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset
Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from
AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum
Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as
discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your
Contract Value (and subsequent purchase payments, if applicable) to Asset
Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime
Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset
Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider
Options or one of the Payment Protection Rider Options, you must choose Asset
Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

                                      38

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed
Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider
Options, whether you should transfer your Contract Value to one or more of the
Designated Subaccounts) to reflect any changes in your personal circumstances.
Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated
Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract
Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
Model. This monthly rebalancing takes account of:

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount performance; and

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount transfers, withdrawals (particularly if taken from specific
     Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your
Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your
Contract Value could be better or worse by participating in an Asset Allocation
Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of
Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are

                                      39

based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying
Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.
These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset
Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a
Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

                                      40

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B,
C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

                                      41

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                              shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Global Fund -- Series II shares                    3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco V.I. Global Fund -- Series II shares                   17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      42

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                5%     10%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Main Street Fund(R) -- Series II shares            5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB International Value Portfolio -- Class B                     1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares             1%      3%      4%      5%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Mutual Shares VIP Fund -- Class 2 Shares               5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    16%     12%      8%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     14%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       3%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    2%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      2%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             2%
--------------------------------------------------------------------
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    3%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               25%
--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           27%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             6%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Franklin Mutual Shares VIP Fund -- Class 2 Shares              26%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      43

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage SMID Cap V.I. Fund   PIMCO VIT Total Return Portfolio --
Columbia CTIVP/SM/ -- Loomis Sayles       -- Class III Shares                      Administrative Class Shares
 Growth Fund -- Class 1                  Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated Hermes High Income Bond Fund
 Service Class 2                          II -- Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Hermes Kaufmann Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Capital Appreciation Fund    Service Class 2
 -- Series II shares                     Fidelity VIP Value Strategies Portfolio
Invesco V.I. Comstock Fund -- Series II   -- Service Class 2
 shares                                  Invesco V.I. Main Street Small Cap
Invesco V.I. Conservative Balanced Fund   Fund(R) -- Series II shares
 -- Series II shares                     Janus Henderson Forty Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Shares
 I shares                                MFS(R) Utilities Series -- Service
Invesco V.I. Equity and Income Fund --    Class Shares
 Series II shares                        PIMCO VIT All Asset Portfolio --
Invesco V.I. Global Fund -- Series II     Advisor Class Shares
 shares                                  PIMCO VIT High Yield Portfolio --
Invesco V.I. International Growth Fund    Administrative Class Shares
 -- Series II shares                     Prudential Natural Resources Portfolio
Invesco V.I. Main Street Fund(R) --       -- Class II Shares
 Series II shares                        Prudential PGIM Jennison Focused Blend
Janus Henderson Balanced Portfolio --     Portfolio -- Class II Shares
 Service Shares                          Prudential PGIM Jennison Growth
MFS(R) Total Return Series -- Service     Portfolio -- Class II Shares
 Class Shares                            State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2

                                      44

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act.
Disclosures relating to the interests in the Guarantee Account and the General
Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September
2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee
Account are credited interest (as described below). In addition, the Guarantee
Account is not available to contract owners who have elected one of the
Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider
Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers"
provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our
Home Office to determine the interest rate guarantee periods currently being offered.

                                      45

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS
Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income
Advantage is elected, any remaining withdrawals will then be deducted from the
GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

                                      46

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  .  on surrenders or partial withdrawals taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10%
of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges.
We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In
addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment
Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit
Rider Options. See the "Optional Payment Plans," "Surrenders and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income
Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of
1.30%. These deductions from the Separate Account are reflected in your
Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the
Separate Account, computed daily. For contracts issued on or after the later of
April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate
Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which

                                      47

state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate
Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS
Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income
Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime
Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime
Income Plus Solution. Each rider is a separate rider with a separate charge.
You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, then you will be assessed a charge for the Principal Protection
Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection
Death Benefit is calculated quarterly as a percentage of the value of the
Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment.
The charge for the Principal Protection Death Benefit is higher if any
Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------

                                      48

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, then you will be assessed a charge for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

                                      49

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Lifetime Income Plus 2007

The charge for Lifetime Income Plus 2007 for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to
0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint
Annuitant contracts. Once a contract is a Joint Annuitant contract, and the
Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and
0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment

                                      50

Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate
Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and
Payment Optimizer Plus. Each rider is a separate rider with a separate charge.
You cannot purchase both riders together. If you wish to elect either Principal
Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your
Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed
Investment Strategy and the benefits you are eligible to receive are reduced.
If you reset your benefit and allocate assets in accordance with the prescribed
Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single
Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider
Option if you elect this option at the time of application. The Annual Step-Up
Death Benefit Rider Option may not be elected if any Annuitant is 85 or older.
We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in

                                      51

the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual
Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract
Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5%
Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the
Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup
Death Benefit Rider Option is not available for contracts issued on or after
September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit
Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the
Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of
Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings
Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
Option among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and
5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and
5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding
Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the
Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the

                                      52

Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a
Non-Qualified contract. A joint owner may not be named for a Qualified
Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship.
This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to

                                      53

     certain restrictions listed in your contract and in the "Transfers"
     provision); and

  .  the owner, joint owner, primary beneficiary, and contingent beneficiary
     (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the
     Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your
Optional Payment Plan. In addition withdrawals and/or transfers from the GIS
Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the
Investment Strategy prescribed by your rider. Contract owners that own Lifetime
Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal
Protection Advantage, you may change the Income Start Date as long as the new
Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment
Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the
Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of
Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its

                                      54

affiliates. Purchase payments may be made at any time prior to the Annuity
Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an
IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified
Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed
Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit
Rider Options" and "Payment Protection Rider Options.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income
Advantage, you may not allocate purchase payments directly to the GIS
Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other
Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider
Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you
must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options"
and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one
Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee
Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected
Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home
Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of

                                      55

Accumulation Units. We cancel Accumulation Units as of the end of the Valuation
Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor
(described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your
Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus
2008, Lifetime Income Plus Solution and the Death Benefit Rider Options,
however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account on any Valuation
Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment
Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed
Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or
Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same
Valuation Period involving the same Subaccounts and/or the Guarantee Account.
We may postpone transfers to, from or among the Subaccounts and/or the
Guarantee Account under certain circumstances. See the "Requesting Payments"
provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the
Guarantee Account to no more than 25% of your Contract Value, as

                                      56

determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee
Account when your assets in the Guarantee Account are equal to or greater than
25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee
Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is
$100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider
       Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider
       Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

                                      57

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                                      58

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption

                                      59

of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees
(which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the
Dollar Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                                      60

  .  when the assets in the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of
September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options and you are allocating assets in accordance with the prescribed
Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime
Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment
Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
Accumulation Units when their value is low as well as when it is high. Dollar
Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If
elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market
       Fund are depleted; or

                                      61

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or
Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund will be transferred to the specified Asset
Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined
Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider
Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific
Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  .  you elected one of the Payment Protection Rider Options, or one of the
     Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less

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than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the
Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal
Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the
Guarantee Account Interest Sweep program if:

  .  you elected one of the Payment Protection Rider Options or one of the
     Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your
Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than
$1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income
Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee
Account from the amounts (including any interest credited to such amounts)
which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed
Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income
Plus Solution must always allocate assets in accordance with the Investment
Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.
When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

                                      63

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee
Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal
Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax
Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic
Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic
Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts
(excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from

                                      64

any assets you have in the Guarantee Account. We will take deductions from the
Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal
Benefit Rider Options, partial withdrawals and withdrawals under a Systematic
Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the
"Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your
Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal
(including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee
Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon
30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the
Subaccounts in which your assets are allocated. Prior to the Annuity
Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal
Benefit Rider Options are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed
Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross

                                      65

Withdrawals in each Benefit Year to an amount no greater than the Withdrawal
Limit. Then, you will be eligible to receive total Gross Withdrawals in each
Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase
Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated
otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution.  In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the
Defined Dollar Cost Averaging program, the Asset Allocation Models and the
Subaccounts comprising each of the Asset Allocation Models and the Designated
Subaccounts, please see the "Defined Dollar Cost Averaging Program,"
"Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your
allocation instructions must always comply with the Investment Strategy.

                                      66

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The
Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to
$100.

Benefit Base.  The benefit base is an amount used to establish the Withdrawal
Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the
Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary
Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if
applicable), and may adjust your Roll-Up Value as described in the "Roll-Up
Value"

                                      67

provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount,
Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount.  The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the
Contract Date and the date the older Annuitant turns age 65, your Purchase
Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

Roll-Up Value.  Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum
Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up
Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The
Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset.  The Maximum Anniversary Value on the
Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum
Anniversary Value, the Maximum Anniversary Value will be increased to the
Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the
Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for
Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is
just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the
Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up
Value. If your Maximum Anniversary Value resets but your Roll-Up Value or
Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was

                                      68

less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death
Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus
0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Maximum Anniversary Value
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note.  We reserve the right to not adjust the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable), and/or
Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by
Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection
Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up
Value.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase
Payment Benefit Amount, Principal Protection Death Benefit (if applicable),
Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit.
Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit
(if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death
       Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross
Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                                      69

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus
Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase
Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your
Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus
Solution with the Principal Protection Death Benefit. The Principal Protection
Death Benefit is a feature available only with Lifetime Income Plus Solution.
It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial purchase payment. Purchase payments in a
Benefit Year increase the Principal Protection Death Benefit. The Principal
Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a
Benefit Year is less than or equal to the Withdrawal Limit, the Principal
Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross
Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your
Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.  At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

                                      70

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal
Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary
Value for the new owner will be the death benefit determined as of the first
Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal
Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, a charge will be assessed for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

                                      71

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective
May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus
Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

                                      72

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      73

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

                                      74

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

                                      75

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted;
       and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

                                      76

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

                                      77

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

                                      78

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all Contract Value to the prescribed Investment
Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal
Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus
2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008.  In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the
Defined Dollar Cost Averaging program, the Asset Allocation Models and the
Subaccounts comprising each of the Asset Allocation Models and the Designated
Subaccounts, please see the "Defined Dollar Cost Averaging Program,"
"Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are

                                      79

participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your
allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. --
       Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the
Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in

                                      80

the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new
Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal
Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments.  Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the
"Roll-Up Value" provision above. You must allocate all assets to the prescribed
Investment Strategy.

Important Note.  We reserve the right to not adjust the Withdrawal Base,
Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income
Plus 2008 that would be associated with such additional purchase payments.
Before making purchase payments that do not increase the Withdrawal Base,
Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal
Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit.  You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the
Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment
Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus
2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base.
The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base,
Contract Value on the prior contract anniversary and the Roll-Up Value. If your
Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal
Base on the date of reset, the Roll-Up Value will be used to determine your
Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the
Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50%
of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes

                                      81

will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the
Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base
(and, consequently, your Withdrawal Limit), the Principal Protection Death
Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).
  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make

                                      82

     payments of a fixed amount for the life of the Annuitant or, if there are
     Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection
     Death Benefit will be reduced by each payment. The Principal Protection
     Death Benefit, if any, will be payable on the death of the last surviving
     Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death
Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial purchase payment. Purchase payments in a
Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit
Year is less than or equal to the Withdrawal Limit, the Principal Protection
Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the
Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under

                                      83

the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death
Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection
Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal
Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

           Single Annuitant Contract        0.75% of benefit base
------------------------------------------------------------------------

           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective
May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the

                                      84

rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.
Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008.
This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      85

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

                                      86

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

                                      87

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

                                      88

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

                                      89

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

                                      90

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

                                      91

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted.
The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date"
is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day.
After this date, additional purchase payments will not increase the Roll-Up
Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up
Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to

                                      92

the prescribed Investment Strategy from the Benefit Date. Except as noted
below, if you have allocated all assets to the Investment Strategy from the
Benefit Date, any subsequent purchase payment will be added to the Withdrawal
Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base, Rider
Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or
Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base,
Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next
Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor
       established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal
       Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last
       Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset.  You may reset your Withdrawal Base on an annual anniversary of the
Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 increased, on an annual basis, to 1.25%

                                      93

upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the
Withdrawal Base. In this circumstance, if your rider fee was less than 1.25%
before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home
Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider
Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

                                      94

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum, calculated using the Annuity 2000
     Mortality Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Rider Death Benefit will continue under this provision. The Rider Death
     Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial purchase payment.
The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death
Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider
Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50%
of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

                                      95

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single
Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus
2007 for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the
Separate Account for Joint Annuitant contracts. Once a contract is a Joint
Annuitant contract, and the Joint Annuitant charge is applied, the Joint
Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the
Annuity Commencement Date. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007.
This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      96

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

                                      97

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

                                      98

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

                                      99

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first
Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed
Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death
Benefit. If you have not allocated all assets to the prescribed Investment
Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value

                                      100

upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider
Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit.

Reset.  For contracts issued on or after November 6, 2006. If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006.  If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      101

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years.
Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

                                      102

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract
Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial purchase payment.
The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the
Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and
Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single
Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider

                                      103

continues even if you do not allocate assets in accordance with the prescribed
Investment Strategy and the benefits you are eligible to receive are reduced.
If you reset your benefit and allocate assets in accordance with the prescribed
Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity
Commencement Date. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  .  If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal
Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base will be the same

                                      104

as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the
Withdrawal Factor will continue as it was under the contract for the deceased
Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      105

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the
       Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life;
       and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

                                      106

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

                                      107

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is based on the age of the younger
Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase
Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus.  This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death
Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before
Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                                      108

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed
Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death
Benefit.

Beginning on the first Valuation Day after you choose not to follow the
Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death
Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider
Death Benefit.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider
Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit.  If your Withdrawal Factor and Rider Death
Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest.
If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      109

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal, plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

                                      110

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income
Plus for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date.
On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the

                                      111

definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.
Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the
"Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      112

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal
       Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,945        100,000      50,000
75        35,945         5,000         30,197        100,000      45,000
76        30,197         5,000         24,563        100,000      40,000
77        24,563         5,000         19,041        100,000      35,000
78        19,041         5,000         13,631        100,000      30,000
79        13,631         5,000          8,328        100,000      25,000
80         8,328         5,000          3,131        100,000      20,000
81         3,131         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

                                      113

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal
       Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

                                      114

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit
Date and the Valuation Day of the most recent purchase payment to the Valuation
Day of the first withdrawal after that date.

Protected Amount.  Your protected amount is used to calculate the Withdrawal
Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments.  Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the
Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal
Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset.  On any monthly anniversary after five complete years from your Benefit
Date, you may elect to reset your benefit and to participate in the Investment
Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

                                      115

  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

Reduction in Contract Value.  Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until you have received the greater of the remaining amount or
     Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations.  While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed
Withdrawal Advantage is not available for contracts issued on or after May 1,
2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the
"Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      116

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is
       $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $ 100,000       $7,000        $91,000      $       100,000 $ 93,000
       91,000        7,000         82,180                        86,000
       82,180        7,000         73,536                        79,000
       73,536        7,000         65,066                        72,000
       65,066        7,000         56,764                        65,000
       56,764        7,000         48,629                        58,000
       48,629        7,000         40,656                        51,000
       40,656        7,000         32,813                        44,000
       32,813        7,000         25,127                        37,000
       25,127        7,000         17,595                        30,000
       17,595        7,000         10,213                        23,000
       10,213        7,000          2,978                        16,000
        2,978        7,000             --                         9,000
           --        7,000             --                         2,000
           --        2,000             --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

                                      117

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or
       10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $ 100,000            --       $98,000      $       100,000 $100,000
       98,000            --        96,040                       100,000
       96,040            --        94,119                       100,000
       94,119            --        92,237                       100,000
       92,237            --        90,392                       100,000
       90,392       $10,000        78,584                        90,000
       78,584        10,000        67,013                        80,000
       67,013        10,000        55,672                        70,000
       55,672        10,000        44,559                        60,000
       44,559        10,000        33,638                        50,000
       33,638        10,000        22,935                        40,000
       22,935        10,000        12,446                        30,000
       12,446        10,000         2,167                        20,000
        2,167        10,000            --                        10,000
           --        10,000            --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

                                      118

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum
Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not
allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income
Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment
Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime
Income Plus 2008" provision of this prospectus. The Investment Strategy for
Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus
Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. For more information about Asset Allocation Model C and the
Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts,
please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or
Reset of the Benefit" provision for the applicable Guaranteed Minimum
Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio --
       Service Class 2;

                                      119

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a
Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross
Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program?  Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract
issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision.
Systematic Withdrawals that are used in conjunction with the Annuity Cross
Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work?  To participate in the Annuity
Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred
Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The
Annuity Cross Funding Program will terminate automatically when the Systematic
Withdrawals from this Funding Annuity cause the Contract Value in this Funding
Annuity to be less than $100. You may discontinue the Annuity Cross Funding
Program at any time by notifying us in writing at our Home Office.
Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the
scheduled purchase payments are not completed under the terms of that contract.
Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this
Funding Annuity in order to make all required Scheduled Installments for the
Scheduled Purchase Payment Variable Deferred Annuity Contract. If the
Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment
Variable Deferred Annuity so that you do not lose your right to Guaranteed
Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred
Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus.  Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross
Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase
Payment Variable Deferred Annuity Contract is not offered by this prospectus.
The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable
Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts.  Under an Annuity Cross Funding Program we will treat transfers from this Funding
Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable
Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase
Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity
Commencement Date for this Funding Annuity and the Scheduled Purchase Payment
Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this
Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred
Annuity contract.

                                      120

Both contracts must have the same owner, joint owner if any, Annuitant, and
Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The
Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the
Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding
Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in
accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the
Funding Annuity are not permitted. While surrender charges applicable to this
Funding Annuity may decline over certain periods, amounts transferred from this
Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may
be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled
Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity
may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this
Funding Annuity.

If you request a partial withdrawal or surrender while participating in an
Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the
Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the
Scheduled Purchase Payment Variable Deferred Annuity while participating in an
Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable
Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this
Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity
(including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase
Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred
Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred
Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the
Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or

                                      121

joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant)
dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the
Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an
Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
       Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
Rider Option are not available for contracts issued on or after September 2,
2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual
Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime
Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at
the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings
Protector Death Benefit Rider with either the Annual Step-Up Death Benefit
Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the
Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider
together or in any combination. The Earnings Protector and Greater of Annual
Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any
Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

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The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation
Day that we receive due proof of death and all required forms at our Home
Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual
Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5%
Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current
       Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

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Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5%
Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5%
Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%.
Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding
Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your
Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup
Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are
age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage).
Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death
Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred
Variable Annuity through an approved Annuity Cross Funding Program, as well

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as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal
Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the
time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings
Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings
Protector Death Benefit Rider Option. These include:

  .  The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  .  Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings
     Protector Death Benefit Rider Option.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup
Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider
Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5%
Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup
Death Benefit Rider Option is not available for contracts issued on or after
September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.
We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

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   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification.
Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment
       Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional
       Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment
       Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules"
       provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the
       "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The

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first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the
Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value.
The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

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  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified
Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. Note that effective for owners who die on or after January 1,
2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. See the "Tax
Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or
Joint Annuitant, the surviving spouse will automatically become the new sole
Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint
Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no
Joint Annuitant, the Owner will become the new sole Annuitant. If there is a
Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

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INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed
Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed
Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer
Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the
Annuity Commencement Date in one-year increments, so long as the new Annuity
Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement
Date will mean the new Annuity Commencement Date selected, provided such
Annuity Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year
Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for
Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity
Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus.
Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a
Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the
Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint
Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death.
We will pay the discounted amount in a lump sum.

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The contract also provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding your
     Annuity Commencement Date;

  .  the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the
Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the

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   amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life.  This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime
   Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or
   Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated
   Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the
Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.
Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan
4 (Interest Income) may be redeemed by the payee upon written request to our
Home Office. Payments made under Optional Payment Plan 1 (Life Income with
Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and
Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional
Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Surrender Value on the Valuation Day immediately preceding your Annuity
Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the
Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each
Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

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The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be
4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity
Units) are not allocated in accordance with the prescribed Investment Strategy.
Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than
1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the
Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the
Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the
"Income Start Date") or the date you annuitize the contract (the "Annuity
Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.
There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers"
section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay"
transfers into the GIS Subaccount(s).

Because this contract is no longer offered and sold, Guaranteed Income
Advantage is no longer available to purchase under the contract.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income
Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

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Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement
Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a)
multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the
Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the
GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated
in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year
Period Certain plan. For Joint Annuitants, monthly income will be based on a
Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

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Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS
Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the
       Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start
       Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the
Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start
Date. Your number of Annuity Units under a particular segment remains fixed.
The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the
Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of
Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income

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floor, even if the underlying Subaccount(s) performs well in a particular year.
The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS
Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and
Annuity Commencement Date  For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the Goldman Sachs Variable
          Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust --
          Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated;
          and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and
Before Annuity Commencement Date  If any Annuitant dies on the Income Start
Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity
Commencement Date, proceeds will be paid under this

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rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the Goldman Sachs Variable
          Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs
          Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS
Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account.
Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS
Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy

                                      136

a segment on that date. For contracts issued on or after the later of April 29,
2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government
Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  .  under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      137

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month
       (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

                                      138

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                         Value of
                                           GIS                Value of  Guaranteed
       Value of              Value of   Subaccount              GIS      Minimum
     Subaccounts  Scheduled Subaccounts     at     Scheduled Subaccount   Annual
     at Beginning Transfers   at End    Beginning  Transfers   at End    Payment
Year   of Year      Made      of Year    of Year     Made     of Year    Accrued
----------------------------------------------------------------------------------
  1    $96,000     $96,000      $0       $      0   $96,000   $100,800    $9,700
  2          0           0       0        100,800         0    105,840     9,700
  3          0           0       0        105,840         0    111,132     9,700
  4          0           0       0        111,132         0    116,689     9,700
  5          0           0       0        116,689         0    122,523     9,700
  6          0           0       0        122,523         0    128,649     9,700
  7          0           0       0        128,649         0    135,082     9,700
  8          0           0       0        135,082         0    141,836     9,700
  9          0           0       0        141,836         0    148,928     9,700
 10          0           0       0        148,928         0    156,374     9,700
----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

                                      139

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire
Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date
(i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the
Annuitant(s) and before the total amount of the "investment in the contract"
has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment
Optimizer Plus and Principal Protection Advantage. Principal Protection
Advantage is not available for contracts issued on or after May 1, 2007.
Payment Optimizer Plus is not available for contracts issued after October 17,
2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider
Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity
Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract
Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed
Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                                      140

If you have elected this rider, you may not allocate assets to the Guarantee
Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. Contract owners, however, may elect to participate in the Defined
Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset
Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the
Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost
Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base"
provision below, provided we receive written notice of your election at our
Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset.
The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

       (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

                                      141

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity
Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocations that comprises
Asset Allocation Model C. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note.  We reserve the right to exclude additional purchase payments from being applied to the benefit base.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment
Optimizer Plus that would be associated with such additional purchase payments.
For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract
Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your
Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

                                      142

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract
Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets.  You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day.
By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise)
are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base
(e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the
Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the
Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Annuity Commencement Date or on the annual anniversary of the Annuity
Commencement Date. If the first day of an annuity year does not begin on a
Valuation Day, the next Valuation Day

                                      143

will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the
       Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity
       Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint
Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the
       Contract Value on the Valuation Day prior to the Annuity Commencement
       Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity
       Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment:  The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.

                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the
Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of
Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a
Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each
Subaccount by the Annuity Unit value for that Subaccount as of the Valuation
Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the

                                      144

difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity
Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12;
       and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value:  The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base:  On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each
Subaccount.

Commutation Units:  On the Valuation Day prior to the Annuity Commencement
Date, the commutation units in a Subaccount will be equal to the number of
Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first
       Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

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Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers:  When we perform Subaccount transfers after the Annuity Commencement
Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current
       Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units:  The initial value of a commutation unit for each
Subaccount is the initial value of the Accumulation Unit for that Subaccount.
Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value.  If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a)
income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of
Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date.
This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts   If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

                                      146

  .  if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  .  If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint
     Annuitant only, subject to Home Office approval.

  .  under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      147

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is
       0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517).
The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543
($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

                                      148

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               Income Base, Less
                                                  Commutation
                                                 Charge, Less
        Annual Monthly Commutation Adjustment   Monthly Income   Commutation
Annuity Income Income    Base -     Account -    Paid - End of     Value -
 Year   Amount  Paid   End of Year End of Year       Year        End of Year
----------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
   2     7,068  7,560    110,399      1,246          86,880         86,880
   3     7,340  7,560    111,304      1,466          79,320         79,320
   4     7,622  7,560    111,977      1,404          72,760         72,760
   5     7,915  7,560    112,386      1,049          66,200         66,200
   6     8,220  7,560    112,500        389          62,640         62,640
----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 -
$6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 =
$110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 -
$45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

                                      149

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment
Protection Plan") determined on the date you elect to take such payments (the
"Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment
Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed
Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have
Contract Value in the contract, you may have assets allocated to different
Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. For more information about Asset Allocation Model C and the
Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts,
please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our
Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

                                      150

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       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of
Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocations that comprises
Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note.  We reserve the right to exclude additional purchase payments from being applied to the benefit base.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal
Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                                      151

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b)
divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income
Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a)
multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base.  You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of
     1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a
Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The
Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next
Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract
Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its
Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment.  The initial annual income amount for each Payment
Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

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   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the
Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a)
multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income
       Start Date; and

   (c) is 12.

Subsequent Income
Payments.  The subsequent annual income amounts under the applicable Payment
Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that
Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts.  Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment
Strategy. Regardless of whether monthly income

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had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts.  On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  .  under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is
       0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income
Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Income Start Value by a payment rate (in this example, $100,000 x .06373 =
$6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417).
Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and
$531. The additional death benefit is the income base minus the sum of all monthly income paid.

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Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire
Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date
(i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your
"investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the
Annuitant(s) and before the total amount of the "investment in the contract"
has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.  A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your
"investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal
Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to
Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income
Advantage" and "Tax Treatment of Principal Protection

                                      157

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal
Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts.  You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In
that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002
(PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable
       Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase
       Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the
       Scheduled Purchase Payment Variable Deferred Annuity before the Annuity
       Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity beginning on the Annuity Commencement
       Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement
Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred
Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the
Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding
Annuity is changed so that this annuity and the Scheduled Purchase Payment
Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity
Commencement Date.

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Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  .  The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  .  The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional withdrawals apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  .  if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract

                                      159

with terms and values that are substantially similar to those of this contract.
Exercise of this option will not qualify as a tax-free exchange under Section
1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for

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     employees, and self-employed individuals to establish qualified plans
     ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any

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other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b)
plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts.
     However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  .  the Code does not allow a deduction for purchase payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the
     Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.
     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

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Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualifed Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

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IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of
Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the
Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program, and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and
Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus. Additional information regarding the
Asset Allocation Program and the potential conflicts of interest to which
AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

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Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payment due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

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When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street,
Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling

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firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage
Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice)
is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

                                      167

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the
Securities Exchange Act of 1934 in reliance on the exemption provided by Rule
12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of

                                      168

our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract
Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate
Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-

                                      169

related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the amounts received. On June 28, 2016, the
Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14,
2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the
United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second
Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride

                                      170

settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such

                                      171

indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      172

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% after the partial withdrawal
($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an
Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed)
reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge,

                                      A-1

       administrative expense charge, underlying portfolio expenses and the 5%
       Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata
(dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death
Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5%
of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata
(dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit,
multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70%
of the purchase payments ($100,000) under this age scenario, the Earnings
Protector Death Benefit in this example will be $70,000.

                                      A-2

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to
April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.44            $15.48             0     2020
                                                            12.44             14.44             0     2019
                                                            13.55             12.44             0     2018
                                                            11.94             13.55             0     2017
                                                            11.65             11.94             0     2016
                                                            11.71             11.65             0     2015
                                                            11.14             11.71             0     2014
                                                             9.76             11.14             0     2013
                                                             8.77              9.76             0     2012
                                                             9.22              8.77             0     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.41            $23.76             0     2020
                                                            13.66             17.41             0     2019
                                                            15.47             13.66             0     2018
                                                            11.56             15.47             0     2017
                                                            11.88             11.56         2,483     2016
                                                            11.79             11.88         2,488     2015
                                                            11.47             11.79         3,430     2014
                                                             9.50             11.47         2,824     2013
                                                             8.55              9.50         3,731     2012
                                                            11.37              8.55         4,093     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $23.32            $23.46           728     2020
                                                            19.22             23.32           930     2019
                                                            20.80             19.22         1,038     2018
                                                            17.87             20.80         1,174     2017
                                                            16.39             17.87         1,571     2016
                                                            16.47             16.39         1,750     2015
                                                            15.35             16.47         2,843     2014
                                                            11.62             15.35         2,157     2013
                                                            10.10             11.62         2,735     2012
                                                             9.70             10.10         6,775     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.46            $10.49         3,491     2020
                                                             9.12             10.46         3,279     2019
                                                            12.07              9.12         3,313     2018
                                                             9.83             12.07         3,215     2017
                                                            10.10              9.83         3,364     2016
                                                            10.05             10.10         3,531     2015
                                                            10.94             10.05         4,113     2014
                                                             9.08             10.94         3,417     2013
                                                             8.10              9.08         5,462     2012
                                                            10.25              8.10         4,361     2011
----------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $33.07            $43.87             0     2020
                                                                                   25.08             33.07             0     2019
                                                                                   24.97             25.08             0     2018
                                                                                   19.32             24.97             0     2017
                                                                                   19.23             19.32             0     2016
                                                                                   17.68             19.23             0     2015
                                                                                   15.82             17.68             0     2014
                                                                                   11.76             15.82             0     2013
                                                                                   10.27             11.76             0     2012
                                                                                   10.87             10.27             0     2011
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $28.24            $42.59             0     2020
                                                                                   21.16             28.24             0     2019
                                                                                   21.80             21.16             0     2018
                                                                                   16.60             21.80             0     2017
                                                                                   15.92             16.60             0     2016
                                                                                   16.48             15.92             0     2015
                                                                                   17.14             16.48             0     2014
                                                                                   12.02             17.14           666     2013
                                                                                   10.67             12.02           944     2012
                                                                                   10.43             10.67         1,259     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $23.01            $30.77           424     2020
                                                                                   17.26             23.01           495     2019
                                                                                   18.70             17.26           599     2018
                                                                                   15.06             18.70         2,777     2017
                                                                                   15.72             15.06         4,601     2016
                                                                                   15.51             15.72         4,699     2015
                                                                                   13.73             15.51         4,792     2014
                                                                                   10.81             13.73         3,865     2013
                                                                                    9.68             10.81         4,670     2012
                                                                                   10.00              9.68         7,716     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $13.24            $14.89             0     2020
                                                                                   11.51             13.24             0     2019
                                                                                   12.42             11.51         2,652     2018
                                                                                   11.61             12.42         2,663     2017
                                                                                   11.27             11.61         2,674     2016
                                                                                   11.42             11.27         2,684     2015
                                                                                   10.77             11.42         4,500     2014
                                                                                    9.72             10.77         4,707     2013
                                                                                    8.84              9.72         4,830     2012
                                                                                    8.97              8.84         5,256     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $26.86            $36.97             0     2020
   Series II Shares                                                                19.68             26.86             0     2019
                                                                                   21.41             19.68             0     2018
                                                                                   16.98             21.41             0     2017
                                                                                   16.95             16.98             0     2016
                                                                                   16.23             16.95            30     2015
                                                                                   15.67             16.23            87     2014
                                                                                   11.77             15.67           222     2013
                                                                                   10.33             11.77         1,070     2012
                                                                                   10.43             10.33         1,295     2011
---------------------------------------------------------------------------------------------------------------------------------

                                      B-2

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                 $26.32            $32.90         2,104     2020
                                                                            20.40             26.32         2,261     2019
                                                                            24.00             20.40         3,735     2018
                                                                            17.94             24.00         4,654     2017
                                                                            18.30             17.94         6,569     2016
                                                                            17.99             18.30         6,978     2015
                                                                            17.96             17.99         9,346     2014
                                                                            14.41             17.96        13,965     2013
                                                                            12.14             14.41        16,647     2012
                                                                            13.52             12.14        27,342     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $24.56            $27.41         1,254     2020
                                                                            19.00             24.56         1,326     2019
                                                                            21.06             19.00         5,420     2018
                                                                            18.40             21.06         5,522     2017
                                                                            16.84             18.40         5,631     2016
                                                                            16.64             16.84         6,665     2015
                                                                            15.36             16.64         6,787     2014
                                                                            11.90             15.36         6,856     2013
                                                                            10.40             11.90         8,260     2012
                                                                            10.63             10.40        10,422     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $27.66            $32.48         2,885     2020
   Series II Shares                                                         22.35             27.66         2,963     2019
                                                                            25.45             22.35         4,131     2018
                                                                            22.76             25.45         4,283     2017
                                                                            19.71             22.76         4,480     2016
                                                                            21.38             19.71         4,910     2015
                                                                            19.51             21.38         6,360     2014
                                                                            14.14             19.51         8,440     2013
                                                                            12.24             14.14        10,069     2012
                                                                            12.78             12.24        12,419     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.86            $31.94             0     2020
                                                                            17.03             22.86             0     2019
                                                                            18.01             17.03            15     2018
                                                                            14.41             18.01            15     2017
                                                                            14.35             14.41            15     2016
                                                                            13.92             14.35            16     2015
                                                                            13.08             13.92           465     2014
                                                                             9.51             13.08         3,328     2013
                                                                            10.00              9.51         4,811     2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $28.65            $39.93             0     2020
                                                                            21.40             28.65             0     2019
                                                                            22.69             21.40             0     2018
                                                                            18.20             22.69             0     2017
                                                                            18.17             18.20             0     2016
                                                                            17.67             18.17           432     2015
                                                                            16.65             17.67           443     2014
                                                                            12.13             16.65           714     2013
                                                                            10.90             12.13           840     2012
                                                                            11.86             10.90           990     2011
--------------------------------------------------------------------------------------------------------------------------

                                      B-3

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                     $22.66            $22.00         1,298     2020
                                                                      18.48             22.66         1,409     2019
                                                                      21.48             18.48         1,775     2018
                                                                      18.62             21.48         1,983     2017
                                                                      16.21             18.62         4,606     2016
                                                                      17.61             16.21         5,988     2015
                                                                      16.44             17.61         8,793     2014
                                                                      12.35             16.44        15,950     2013
                                                                      10.58             12.35        19,633     2012
                                                                      11.01             10.58        23,876     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $19.62            $21.93             0     2020
                                                                      15.50             19.62             0     2019
                                                                      17.43             15.50             0     2018
                                                                      15.69             17.43             0     2017
                                                                      14.50             15.69             0     2016
                                                                      15.68             14.50             0     2015
                                                                      14.77             15.68             0     2014
                                                                      11.64             14.77         1,303     2013
                                                                      10.42             11.64         1,889     2012
                                                                      10.62             10.42         2,215     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.69            $17.97             0     2020
                                                                      14.17             16.69             0     2019
                                                                      16.00             14.17             0     2018
                                                                      14.71             16.00             0     2017
                                                                      13.05             14.71             0     2016
                                                                      13.65             13.05         8,900     2015
                                                                      12.79             13.65         8,918     2014
                                                                      10.43             12.79             0     2013
                                                                       9.46             10.43             0     2012
                                                                       9.76              9.46             0     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $20.54            $22.92           533     2020
                                                                      16.32             20.54           565     2019
                                                                      19.61             16.32           649     2018
                                                                      16.28             19.61           684     2017
                                                                      16.70             16.28           721     2016
                                                                      17.47             16.70           779     2015
                                                                      17.78             17.47         1,450     2014
                                                                      15.26             17.78         2,056     2013
                                                                      13.49             15.26         2,842     2012
                                                                      14.78             13.49         2,895     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $15.10            $15.61         1,599     2020
                                                                      11.82             15.10         1,859     2019
                                                                      14.94             11.82         2,136     2018
                                                                      12.98             14.94         2,300     2017
                                                                      11.22             12.98         2,475     2016
                                                                      12.79             11.22         2,765     2015
                                                                      12.25             12.79         3,092     2014
                                                                       9.36             12.25         5,499     2013
                                                                       8.11              9.36         7,361     2012
                                                                       8.55              8.11         8,749     2011
--------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.29            $13.22         1,322     2020
                                                                               11.50             12.29         1,401     2019
                                                                               12.06             11.50         1,611     2018
                                                                               11.85             12.06         1,698     2017
                                                                               11.56             11.85         1,789     2016
                                                                               12.08             11.56         1,933     2015
                                                                               11.92             12.08         2,039     2014
                                                                               13.27             11.92         2,466     2013
                                                                               12.59             13.27         3,491     2012
                                                                               11.47             12.59         5,459     2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $26.29            $30.87             0     2020
                                                                               20.82             26.29             0     2019
                                                                               22.73             20.82             0     2018
                                                                               20.34             22.73             0     2017
                                                                               16.79             20.34             0     2016
                                                                               18.35             16.79             0     2015
                                                                               17.80             18.35             0     2014
                                                                               12.76             17.80         1,731     2013
                                                                               11.48             12.76         2,518     2012
                                                                               12.01             11.48         3,249     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $21.82            $22.09         1,007     2020
                                                                               18.00             21.82         1,009     2019
                                                                               19.96             18.00         1,011     2018
                                                                               18.83             19.96         2,846     2017
                                                                               16.29             18.83         2,849     2016
                                                                               17.69             16.29         4,260     2015
                                                                               16.44             17.69         4,336     2014
                                                                               12.17             16.44         3,405     2013
                                                                               10.89             12.17         3,871     2012
                                                                               11.42             10.89         5,494     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $19.35            $22.92             0     2020
                                                                               16.74             19.35             0     2019
                                                                               18.46             16.74            17     2018
                                                                               16.54             18.46            17     2017
                                                                               16.23             16.54           937     2016
                                                                               16.70             16.23           939     2015
                                                                               16.69             16.70        10,162     2014
                                                                               14.87             16.69        11,840     2013
                                                                               13.77             14.87        13,649     2012
                                                                               14.56             13.77        26,800     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $31.19            $43.90             3     2020
                                                                               24.01             31.19            14     2019
                                                                               23.81             24.01            27     2018
                                                                               18.77             23.81            39     2017
                                                                               17.78             18.77            53     2016
                                                                               17.67             17.78            69     2015
                                                                               15.80             17.67            85     2014
                                                                               12.05             15.80           101     2013
                                                                               10.69             12.05           118     2012
                                                                               10.65             10.69           146     2011
-----------------------------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
----------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                    $16.86            $21.83         5,098     2020
                                                                        13.04             16.86         5,500     2019
                                                                        13.61             13.04        13,806     2018
                                                                        10.42             13.61        14,084     2017
                                                                        10.00             10.42        14,399     2016
----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2         $12.12            $12.95         6,626     2020
                                                                         9.87             12.12         7,431     2019
                                                                        12.09              9.87        10,349     2018
                                                                         9.68             12.09        11,190     2017
                                                                        10.00              9.68        13,902     2016
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                      $13.34            $13.36         4,921     2020
                                                                        12.69             13.34         5,702     2019
                                                                        12.94             12.69         6,235     2018
                                                                        12.75             12.94         6,783     2017
                                                                        11.92             12.75        14,738     2016
                                                                        12.27             11.92        18,077     2015
                                                                        12.43             12.27        27,909     2014
                                                                        12.20             12.43        29,534     2013
                                                                        11.58             12.20        35,681     2012
                                                                        11.50             11.58        41,599     2011
----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares          $20.92            $21.65         1,447     2020
                                                                        18.67             20.92         1,825     2019
                                                                        19.70             18.67         1,944     2018
                                                                        18.84             19.70         2,126     2017
                                                                        16.76             18.84         2,754     2016
                                                                        17.55             16.76         5,523     2015
                                                                        17.46             17.55         6,462     2014
                                                                        16.67             17.46         5,657     2013
                                                                        14.86             16.67         6,617     2012
                                                                        14.43             14.86         8,367     2011
----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                  $33.14            $41.80         1,278     2020
                                                                        25.29             33.14         1,563     2019
                                                                        24.88             25.29         2,089     2018
                                                                        19.81             24.88         2,370     2017
                                                                        19.51             19.81         2,681     2016
                                                                        18.73             19.51         3,098     2015
                                                                        17.44             18.73        10,254     2014
                                                                        12.72             17.44        14,698     2013
                                                                        11.08             12.72        18,118     2012
                                                                        13.04             11.08        22,191     2011
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                   $18.04            $20.28             0     2020
                                                                        15.57             18.04             0     2019
                                                                        16.81             15.57             0     2018
                                                                        15.06             16.81             0     2017
                                                                        14.92             15.06            82     2016
                                                                        15.21             14.92         1,326     2015
                                                                        14.68             15.21         1,705     2014
                                                                        12.97             14.68         2,171     2013
                                                                        11.77             12.97         2,546     2012
                                                                        12.34             11.77         3,006     2011
----------------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $20.39            $24.44             0     2020
                                                                         16.74             20.39             0     2019
                                                                         17.85             16.74             0     2018
                                                                         15.66             17.85             0     2017
                                                                         14.91             15.66             0     2016
                                                                         15.14             14.91         7,991     2015
                                                                         14.02             15.14         8,007     2014
                                                                         11.97             14.02             0     2013
                                                                         10.63             11.97             0     2012
                                                                         11.26             10.63             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $30.51            $39.00        29,023     2020
                                                                         23.68             30.51        29,949     2019
                                                                         25.84             23.68        34,585     2018
                                                                         21.65             25.84        36,821     2017
                                                                         20.48             21.65        52,677     2016
                                                                         20.78             20.48        53,871     2015
                                                                         18.96             20.78        63,117     2014
                                                                         14.75             18.96        64,316     2013
                                                                         12.94             14.75        72,280     2012
                                                                         13.56             12.94        82,195     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $28.14            $36.82             0     2020
                                                                         22.08             28.14             0     2019
                                                                         23.73             22.08             0     2018
                                                                         19.57             23.73             0     2017
                                                                         19.42             19.57             0     2016
                                                                         19.59             19.42             0     2015
                                                                         18.04             19.59           788     2014
                                                                         13.29             18.04           960     2013
                                                                         11.08             13.29         1,442     2012
                                                                         11.61             11.08         1,942     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.09            $22.03         3,970     2020
                                                                         16.91             21.09         4,431     2019
                                                                         18.83             16.91         8,182     2018
                                                                         17.03             18.83         8,578     2017
                                                                         14.74             17.03         9,270     2016
                                                                         15.69             14.74         9,906     2015
                                                                         14.73             15.69        12,333     2014
                                                                         11.74             14.73         9,885     2013
                                                                         10.22             11.74        13,316     2012
                                                                         10.35             10.22        14,437     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $23.86            $25.19         1,223     2020
                                                                         18.74             23.86         1,296     2019
                                                                         21.03             18.74         1,491     2018
                                                                         18.37             21.03         1,571     2017
                                                                         16.16             18.37         2,720     2016
                                                                         16.90             16.16         2,855     2015
                                                                         15.62             16.90         2,949     2014
                                                                         11.94             15.62         1,085     2013
                                                                         10.29             11.94         1,437     2012
                                                                         10.34             10.29         1,489     2011
-----------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $32.20            $53.18         1,133     2020
                                                                  23.35             32.20         1,200     2019
                                                                  21.21             23.35         1,381     2018
                                                                  16.10             21.21         1,455     2017
                                                                  16.39             16.10         1,534     2016
                                                                  15.86             16.39         1,657     2015
                                                                  14.43             15.86           965     2014
                                                                  10.69             14.43           676     2013
                                                                  10.00             10.69         1,268     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $28.77            $40.53             0     2020
                                                                  21.88             28.77             0     2019
                                                                  22.39             21.88             0     2018
                                                                  16.92             22.39             0     2017
                                                                  17.14             16.92             0     2016
                                                                  16.34             17.14             0     2015
                                                                  14.99             16.34         1,092     2014
                                                                  11.23             14.99         2,731     2013
                                                                  10.00             11.23         3,057     2012
                                                                  10.19             10.00         3,444     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.21            $14.15        14,636     2020
                                                                  12.30             13.21        14,762     2019
                                                                  12.64             12.30         2,573     2018
                                                                  12.38             12.64         2,712     2017
                                                                  12.07             12.38         2,858     2016
                                                                  12.40             12.07         3,088     2015
                                                                  11.97             12.40         3,247     2014
                                                                  12.45             11.97             0     2013
                                                                  12.01             12.45             0     2012
                                                                  11.43             12.01             0     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $29.83            $34.51         3,166     2020
                                                                  24.68             29.83         3,599     2019
                                                                  29.50             24.68         4,473     2018
                                                                  24.93             29.50         4,952     2017
                                                                  22.70             24.93         5,449     2016
                                                                  23.51             22.70         6,427     2015
                                                                  22.59             23.51        13,167     2014
                                                                  16.94             22.59        18,374     2013
                                                                  15.06             16.94        23,662     2012
                                                                  17.22             15.06        30,211     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $23.00            $24.38           493     2020
                                                                  17.47             23.00           877     2019
                                                                  21.58             17.47           991     2018
                                                                  18.46             21.58         1,176     2017
                                                                  17.21             18.46         1,814     2016
                                                                  18.12             17.21         2,001     2015
                                                                  17.33             18.12         2,556     2014
                                                                  13.56             17.33         2,158     2013
                                                                  10.87             13.56         3,477     2012
                                                                  12.18             10.87         4,329     2011
----------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $13.56            $14.88             0     2020
                                                                        11.53             13.56             0     2019
                                                                        13.00             11.53             0     2018
                                                                        11.83             13.00             0     2017
                                                                        10.65             11.83             0     2016
                                                                        11.57             10.65             0     2015
                                                                        11.46             11.57             0     2014
                                                                         9.43             11.46             0     2013
                                                                         8.33              9.43             0     2012
                                                                         8.62              8.33             0     2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $18.70            $18.48           985     2020
                                                                        16.41             18.70           922     2019
                                                                        17.48             16.41         1,031     2018
                                                                        16.24             17.48         1,083     2017
                                                                        14.51             16.24         1,099     2016
                                                                        15.90             14.51         1,206     2015
                                                                        15.49             15.90         2,206     2014
                                                                        13.85             15.49         2,747     2013
                                                                        12.52             13.85         3,327     2012
                                                                        12.46             12.52         4,082     2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $20.04            $18.68             0     2020
                                                                        16.66             20.04             0     2019
                                                                        18.67             16.66             0     2018
                                                                        17.55             18.67             0     2017
                                                                        15.41             17.55             0     2016
                                                                        16.51             15.41             0     2015
                                                                        15.71             16.51         1,548     2014
                                                                        12.48             15.71         3,421     2013
                                                                        11.13             12.48         4,884     2012
                                                                        11.45             11.13         5,952     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.26            $12.73             0     2020
                                                                        10.85             12.26             0     2019
                                                                        12.98             10.85             0     2018
                                                                        11.16             12.98             0     2017
                                                                        10.37             11.16             0     2016
                                                                        11.30             10.37             0     2015
                                                                        11.84             11.30             0     2014
                                                                         9.22             11.84             0     2013
                                                                         7.76              9.22             0     2012
                                                                         8.50              7.76             0     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.05            $ 8.91         1,698     2020
                                                                         9.05              9.05         2,666     2019
                                                                         9.09              9.05         3,227     2018
                                                                         9.22              9.09        17,281     2017
                                                                         9.39              9.22        26,943     2016
                                                                         9.56              9.39        28,464     2015
                                                                         9.74              9.56        16,347     2014
                                                                         9.92              9.74        17,114     2013
                                                                        10.00              9.92        22,081     2012
----------------------------------------------------------------------------------------------------------------------

                                      B-9

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $24.78            $26.37           343     2020
                                                                        19.20             24.78           325     2019
                                                                        21.85             19.20         1,101     2018
                                                                        20.04             21.85         1,123     2017
                                                                        17.98             20.04         1,129     2016
                                                                        20.19             17.98         1,148     2015
                                                                        18.11             20.19         1,197     2014
                                                                        13.88             18.11         1,338     2013
                                                                        11.94             13.88         2,021     2012
                                                                        12.99             11.94         2,219     2011
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $26.70            $29.88           339     2020
                                                                        22.25             26.70           350     2019
                                                                        22.57             22.25           359     2018
                                                                        19.47             22.57           402     2017
                                                                        19.01             19.47        16,218     2016
                                                                        19.29             19.01        18,205     2015
                                                                        18.16             19.29        19,871     2014
                                                                        15.44             18.16        15,511     2013
                                                                        13.88             15.44        17,936     2012
                                                                        13.95             13.88        39,347     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $41.70            $56.91           486     2020
                                                                        31.05             41.70           515     2019
                                                                        31.10             31.05           592     2018
                                                                        24.37             31.10           624     2017
                                                                        24.36             24.37           658     2016
                                                                        22.17             24.36         1,563     2015
                                                                        20.83             22.17         1,631     2014
                                                                        16.21             20.83           966     2013
                                                                        13.34             16.21         1,491     2012
                                                                        14.60             13.34         1,627     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $20.22            $23.03            48     2020
                                                                        16.26             20.22           176     2019
                                                                        19.52             16.26         1,236     2018
                                                                        15.21             19.52         1,346     2017
                                                                        16.61             15.21         1,508     2016
                                                                        18.55             16.61         1,642     2015
                                                                        21.50             18.55         2,249     2014
                                                                        19.17             21.50         2,435     2013
                                                                        17.26             19.17         3,050     2012
                                                                        25.99             17.26         3,340     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $25.73            $29.73           579     2020
                                                                        21.01             25.73           784     2019
                                                                        23.42             21.01           825     2018
                                                                        20.57             23.42           867     2017
                                                                        20.76             20.57           917     2016
                                                                        21.57             20.76           979     2015
                                                                        18.30             21.57         1,946     2014
                                                                        12.65             18.30         2,262     2013
                                                                        10.88             12.65         2,993     2012
                                                                        10.85             10.88         3,882     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.36            $21.48             0     2020
                                                                        15.79             20.36             0     2019
                                                                        16.93             15.79             0     2018
                                                                        14.49             16.93             0     2017
                                                                        12.86             14.49             0     2016
                                                                        13.72             12.86             0     2015
                                                                        12.31             13.72             0     2014
                                                                         9.98             12.31             0     2013
                                                                         8.92              9.98             0     2012
                                                                         8.43              8.92             0     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.37            $13.82             0     2020
                                                                        10.57             13.37             0     2019
                                                                        11.82             10.57             0     2018
                                                                        10.49             11.82             0     2017
                                                                         9.46             10.49             0     2016
                                                                         9.92              9.46            53     2015
                                                                        10.00              9.92            66     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $27.77            $30.96             0     2020
                                                                        21.56             27.77             0     2019
                                                                        23.30             21.56         2,567     2018
                                                                        19.29             23.30         2,572     2017
                                                                        18.15             19.29         2,577     2016
                                                                        18.50             18.15         3,455     2015
                                                                        17.02             18.50         3,462     2014
                                                                        13.16             17.02         3,470     2013
                                                                        11.29             13.16         3,478     2012
                                                                        11.78             11.29         4,874     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $31.45            $44.94           966     2020
                                                                        22.68             31.45         1,220     2019
                                                                        23.52             22.68         2,025     2018
                                                                        18.96             23.52         2,222     2017
                                                                        17.76             18.96         2,390     2016
                                                                        18.49             17.76         2,769     2015
                                                                        20.36             18.49         3,529     2014
                                                                        14.69             20.36         3,261     2013
                                                                        12.38             14.69         4,006     2012
                                                                        14.09             12.38         4,382     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.98            $20.40           823     2020
                                                                        16.10             18.98           832     2019
                                                                        17.43             16.10           938     2018
                                                                        15.85             17.43           959     2017
                                                                        14.84             15.85           933     2016
                                                                        15.21             14.84           997     2015
                                                                        14.31             15.21         1,985     2014
                                                                        12.28             14.31         8,717     2013
                                                                        11.28             12.28         8,809     2012
                                                                        11.31             11.28        10,678     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $37.08            $38.44             0     2020
                                                                        30.27             37.08             0     2019
                                                                        30.60             30.27             0     2018
                                                                        27.23             30.60             0     2017
                                                                        24.94             27.23             0     2016
                                                                        29.81             24.94             0     2015
                                                                        27.00             29.81         1,140     2014
                                                                        22.89             27.00         1,214     2013
                                                                        20.60             22.89         1,918     2012
                                                                        19.70             20.60         2,774     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-11

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $17.13            $20.55             0     2020
   Service Class Shares                                                       12.50             17.13             0     2019
                                                                              12.67             12.50             0     2018
                                                                              10.07             12.67             0     2017
                                                                               9.70             10.07             0     2016
                                                                              10.00              9.70         1,600     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $15.09            $15.98             0     2020
                                                                              13.75             15.09             0     2019
                                                                              14.82             13.75             2     2018
                                                                              13.32             14.82             2     2017
                                                                              12.02             13.32             2     2016
                                                                              13.48             12.02             2     2015
                                                                              13.68             13.48           229     2014
                                                                              13.92             13.68         3,078     2013
                                                                              12.35             13.92         4,548     2012
                                                                              12.35             12.35         7,359     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $19.81            $20.56         2,328     2020
                                                                              17.59             19.81         2,339     2019
                                                                              18.41             17.59         2,509     2018
                                                                              17.60             18.41         3,760     2017
                                                                              15.94             17.60         3,762     2016
                                                                              16.52             15.94         4,232     2015
                                                                              16.28             16.52         5,824     2014
                                                                              15.69             16.28         6,716     2013
                                                                              13.99             15.69         8,284     2012
                                                                              13.79             13.99        14,466     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.58            $22.56           697     2020
                                                                              17.61             19.58           699     2019
                                                                              18.38             17.61           700     2018
                                                                              17.18             18.38           701     2017
                                                                              17.39             17.18           703     2016
                                                                              17.97             17.39         1,985     2015
                                                                              14.76             17.97         2,038     2014
                                                                              17.28             14.76         2,236     2013
                                                                              16.86             17.28         2,470     2012
                                                                              13.43             16.86         2,744     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.80            $11.93         3,204     2020
                                                                              11.56             11.80         3,388     2019
                                                                              11.74             11.56         3,889     2018
                                                                              11.80             11.74         4,088     2017
                                                                              11.85             11.80         4,308     2016
                                                                              12.04             11.85         4,655     2015
                                                                              12.16             12.04         5,514     2014
                                                                              12.41             12.16           863     2013
                                                                              11.94             12.41         1,225     2012
                                                                              12.04             11.94         5,008     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-12

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.56            $16.59         4,534     2020
                                                                 14.63             15.56         4,737     2019
                                                                 14.99             14.63         6,255     2018
                                                                 14.56             14.99         6,470     2017
                                                                 14.44             14.56        15,232     2016
                                                                 14.65             14.44        16,554     2015
                                                                 14.31             14.65        17,966     2014
                                                                 14.87             14.31        27,577     2013
                                                                 13.83             14.87        33,254     2012
                                                                 13.60             13.83        52,975     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $39.95            $56.84           110     2020
                                                                 29.74             39.95           125     2019
                                                                 30.86             29.74           128     2018
                                                                 23.98             30.86           156     2017
                                                                 23.05             23.98           179     2016
                                                                 21.70             23.05         1,032     2015
                                                                 18.82             21.70         1,062     2014
                                                                 14.24             18.82         1,120     2013
                                                                 12.43             14.24         1,126     2012
                                                                 12.39             12.43         1,890     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $12.42            $13.05           574     2020
                                                                 11.65             12.42           570     2019
                                                                 12.04             11.65           601     2018
                                                                 11.89             12.04         9,545     2017
                                                                 11.76             11.89         9,485     2016
                                                                 12.03             11.76         9,464     2015
                                                                 11.66             12.03         9,980     2014
                                                                 12.04             11.66         4,239     2013
                                                                 11.61             12.04         6,476     2012
                                                                 11.03             11.61         8,427     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $30.12            $39.50           228     2020
                                                                 22.35             30.12           241     2019
                                                                 23.39             22.35         1,963     2018
                                                                 18.57             23.39         2,178     2017
                                                                 18.46             18.57         2,287     2016
                                                                 18.21             18.46         2,881     2015
                                                                 16.27             18.21         3,329     2014
                                                                 12.29             16.27         6,716     2013
                                                                 10.36             12.29         8,782     2012
                                                                 10.50             10.36        12,000     2011
---------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares          $32.85            $30.55         1,921     2020
                                                                 26.53             32.85         2,264     2019
                                                                 28.67             26.53         2,733     2018
                                                                 27.60             28.67         6,692     2017
                                                                 26.03             27.60         6,907     2016
                                                                 25.37             26.03         7,428     2015
                                                                 19.59             25.37        11,457     2014
                                                                 19.46             19.59        11,137     2013
                                                                 16.97             19.46        14,267     2012
                                                                 15.74             16.97        17,676     2011
---------------------------------------------------------------------------------------------------------------

                                     B-13

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $27.42            $31.74           1,475   2020
                                                          21.32             27.42           1,954   2019
                                                          22.80             21.32           4,962   2018
                                                          19.12             22.80          13,380   2017
                                                          17.45             19.12          14,237   2016
                                                          17.59             17.45          15,130   2015
                                                          15.82             17.59          15,691   2014
                                                          12.22             15.82          14,408   2013
                                                          10.76             12.22          18,380   2012
                                                          10.78             10.76          22,470   2011
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $27.58            $31.00           3,060   2020
                                                          22.28             27.58           3,278   2019
                                                          25.14             22.28           4,124   2018
                                                          22.72             25.14           5,111   2017
                                                          18.71             22.72           5,919   2016
                                                          19.88             18.71           6,796   2015
                                                          19.52             19.88           9,776   2014
                                                          14.53             19.52          11,434   2013
                                                          12.92             14.53          16,150   2012
                                                          12.76             12.92          25,707   2011
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $16.87            $17.63         804,968   2020
                                                          14.84             16.87         862,001   2019
                                                          16.15             14.84       1,005,438   2018
                                                          14.23             16.15       1,162,846   2017
                                                          13.64             14.23       1,231,888   2016
                                                          14.05             13.64       1,323,362   2015
                                                          13.59             14.05       1,493,903   2014
                                                          12.05             13.59       2,332,009   2013
                                                          10.91             12.05       2,425,614   2012
                                                          11.44             10.91       2,492,763   2011
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.73            $15.34             864   2020
                                                          12.98             14.73             866   2019
                                                          14.16             12.98             868   2018
                                                          12.52             14.16             870   2017
                                                          12.02             12.52             872   2016
                                                          12.42             12.02             875   2015
                                                          12.04             12.42             877   2014
                                                          10.70             12.04             879   2013
                                                           9.71             10.70             882   2012
                                                          10.21              9.71             885   2011
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $25.86            $31.12           1,337   2020
                                                          19.99             25.86           1,403   2019
                                                          21.09             19.99           1,459   2018
                                                          17.92             21.09           2,350   2017
                                                          16.70             17.92           2,936   2016
                                                          17.41             16.70           3,042   2015
                                                          15.73             17.41           4,274   2014
                                                          11.97             15.73           4,950   2013
                                                          10.53             11.97           5,701   2012
                                                          11.05             10.53          13,021   2011
--------------------------------------------------------------------------------------------------------

                                     B-14

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $31.48            $40.29           428     2020
                                                             24.98             31.48           529     2019
                                                             27.00             24.98         3,004     2018
                                                             21.20             27.00         3,077     2017
                                                             21.33             21.20         3,137     2016
                                                             20.53             21.33         3,180     2015
                                                             19.61             20.53         3,228     2014
                                                             15.44             19.61         3,295     2013
                                                             14.22             15.44         3,322     2012
                                                             15.18             14.22         4,055     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $34.06            $52.01             0     2020
                                                             26.13             34.06             0     2019
                                                             26.94             26.13             0     2018
                                                             20.16             26.94             0     2017
                                                             20.81             20.16             0     2016
                                                             19.09             20.81             0     2015
                                                             17.75             19.09             0     2014
                                                             13.19             17.75             0     2013
                                                             11.61             13.19           222     2012
                                                             11.84             11.61           249     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $11.83            $12.98           351     2020
                                                             10.93             11.83           326     2019
                                                             13.65             10.93           322     2018
                                                             13.98             13.65           329     2017
                                                             11.41             13.98           324     2016
                                                             16.34             11.41           435     2015
                                                             20.76             16.34           430     2014
                                                             19.27             20.76           241     2013
                                                             20.22             19.27           269     2012
                                                             25.55             20.22           592     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $33.11            $46.54             0     2020
                                                             24.62             33.11             0     2019
                                                             25.02             24.62             0     2018
                                                             18.94             25.02             0     2017
                                                             19.19             18.94             0     2016
                                                             19.29             19.19             0     2015
                                                             18.93             19.29             0     2014
                                                             13.79             18.93         1,331     2013
                                                             11.67             13.79         1,618     2012
                                                             12.58             11.67         2,525     2011
-----------------------------------------------------------------------------------------------------------

                                     B-15

   Guaranteed Income Advantage (from May 1, 2003 to April 28, 2005) -- with
                  Mortality and Expense Risk Charge of 1.45%

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $14.57            $15.68           0       2020
  AB Global Thematic Growth Portfolio -- Class B                                  $14.24            $19.51           0       2020
  AB Growth and Income Portfolio -- Class B                                       $18.69            $18.87           0       2020
  AB International Value Portfolio -- Class B                                     $ 6.31            $ 6.36           0       2020
  AB Large Cap Growth Portfolio -- Class B                                        $26.78            $35.67           0       2020
  AB Small Cap Growth Portfolio -- Class B                                        $27.49            $41.62           0       2020
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.97            $25.46           0       2020
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.14            $12.58           0       2020
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $21.01            $29.04           0       2020
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $18.03            $22.62           0       2020
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $20.21            $22.64           0       2020
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                               $21.63            $25.50           0       2020
  Invesco V.I. American Franchise Fund -- Series I shares                         $23.68            $33.22           0       2020
  Invesco V.I. American Franchise Fund -- Series II shares                        $10.00            $11.47           0       2020
  Invesco V.I. Comstock Fund -- Series II shares                                  $18.51            $18.05           0       2020
  Invesco V.I. Core Equity Fund -- Series I shares                                $17.46            $19.59           0       2020
  Invesco V.I. Equity and Income Fund -- Series II shares                         $17.52            $18.93           0       2020
  Invesco V.I. International Growth Fund -- Series II shares                      $12.02            $13.48           0       2020
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $12.92            $13.41           0       2020
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $12.32            $13.30           0       2020
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares             $20.68            $24.39           0       2020
  BlackRock Basic Value V.I. Fund -- Class III Shares                             $16.99            $17.26           0       2020
  BlackRock Global Allocation V.I. Fund -- Class III Shares                       $13.92            $16.56           0       2020
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                  $24.41            $34.50           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
---------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                               $17.11            $22.25           0       2020
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                    $12.31            $13.20           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                 $13.24            $13.31           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                     $18.54            $19.27           0       2020
  Federated Hermes Kaufmann Fund II -- Service Shares                             $21.94            $27.78           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                              $10.00            $10.98           0       2020
  VIP Balanced Portfolio -- Service Class 2                                       $18.96            $22.81           0       2020
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $19.87            $25.50           0       2020
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $21.16            $27.81           0       2020
  VIP Equity-Income Portfolio -- Service Class 2                                  $16.66            $17.47           0       2020
  VIP Growth & Income Portfolio -- Service Class 2                                $18.83            $19.97           0       2020
  VIP Growth Opportunities Portfolio -- Service Class 2                           $33.26            $55.14           0       2020
  VIP Growth Portfolio -- Service Class 2                                         $22.74            $32.17           0       2020
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $13.88            $14.93           0       2020
  VIP Mid Cap Portfolio -- Service Class 2                                        $18.26            $21.21           0       2020
  VIP Value Strategies Portfolio -- Service Class 2                               $17.43            $18.56           0       2020
---------------------------------------------------------------------------------------------------------------------------------

                                     B-16

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $13.99            $15.41           0       2020
  Franklin Income VIP Fund -- Class 2 Shares                                 $15.79            $15.67           0       2020
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $14.83            $13.87           0       2020
  Templeton Growth VIP Fund -- Class 2 Shares                                $11.21            $11.68           0       2020
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.33            $ 9.22           0       2020
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares                   $10.00            $11.92           0       2020
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $21.32            $23.96           0       2020
  Janus Henderson Forty Portfolio -- Service Shares                          $24.39            $33.42           0       2020
  Janus Henderson Overseas Portfolio -- Service Shares                       $10.00            $12.19           0       2020
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $22.72            $26.36           0       2020
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.00            $11.46           0       2020
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $13.65            $14.16           0       2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $21.35            $23.90           0       2020
  MFS(R) New Discovery Series -- Service Class Shares                        $10.00            $12.23           0       2020
  MFS(R) Total Return Series -- Service Class Shares                         $16.44            $17.74           0       2020
  MFS(R) Utilities Series -- Service Class Shares                            $17.24            $17.94           0       2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                      $17.47            $21.03           0       2020
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.98            $14.87           0       2020
  High Yield Portfolio -- Administrative Class Shares                        $17.56            $18.30           0       2020
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.53            $21.44           0       2020
  Low Duration Portfolio -- Administrative Class Shares                      $11.65            $11.82           0       2020
  Total Return Portfolio -- Administrative Class Shares                      $14.86            $15.91           0       2020
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $32.62            $46.61           0       2020
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $12.45            $13.13           0       2020
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $27.35            $36.02           0       2020
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                       $20.90            $19.52           0       2020
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                             $22.22            $25.82           0       2020
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                             $21.49            $24.26           0       2020
  Total Return V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.98           0       2020
  Total Return V.I.S. Fund -- Class 3 Shares                                 $13.09            $13.69           0       2020
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                  $21.07            $25.46           0       2020
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.35            $26.15           0       2020
  Jennison Portfolio -- Class II Shares                                      $27.69            $42.45           0       2020
  Natural Resources Portfolio -- Class II Shares                             $ 4.90            $ 5.40           0       2020
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                $34.41            $48.56           0       2020
----------------------------------------------------------------------------------------------------------------------------

                                     B-17

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.26            $15.27             0     2020
                                                            12.30             14.26             0     2019
                                                            13.41             12.30             0     2018
                                                            11.82             13.41             0     2017
                                                            11.55             11.82             0     2016
                                                            11.63             11.55             0     2015
                                                            11.07             11.63             0     2014
                                                             9.71             11.07             0     2013
                                                             8.74              9.71             0     2012
                                                             9.19              8.74             0     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $19.86            $27.08             0     2020
                                                            15.61             19.86             0     2019
                                                            17.68             15.61             0     2018
                                                            13.23             17.68             0     2017
                                                            13.61             13.23             0     2016
                                                            13.53             13.61             0     2015
                                                            13.16             13.53             0     2014
                                                            10.92             13.16             0     2013
                                                             9.84             10.92             0     2012
                                                            13.10              9.84             0     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $22.65            $22.75           203     2020
                                                            18.68             22.65           203     2019
                                                            20.24             18.68           251     2018
                                                            17.41             20.24           252     2017
                                                            15.98             17.41           252     2016
                                                            16.07             15.98            37     2015
                                                            15.00             16.07            77     2014
                                                            11.36             15.00           123     2013
                                                             9.89             11.36           177     2012
                                                             9.50              9.89         1,136     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.14            $10.16           870     2020
                                                             8.85             10.14           974     2019
                                                            11.73              8.85         1,112     2018
                                                             9.56             11.73         2,150     2017
                                                             9.83              9.56         2,441     2016
                                                             9.79              9.83         2,750     2015
                                                            10.67              9.79         4,400     2014
                                                             8.87             10.67         5,060     2013
                                                             7.92              8.87         6,646     2012
                                                            10.03              7.92         8,015     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $34.40            $45.59             0     2020
                                                            26.11             34.40             0     2019
                                                            26.03             26.11             0     2018
                                                            20.16             26.03             0     2017
                                                            20.09             20.16             0     2016
                                                            18.48             20.09             0     2015
                                                            16.56             18.48             0     2014
                                                            12.33             16.56             0     2013
                                                            10.77             12.33             0     2012
                                                            11.41             10.77             0     2011
----------------------------------------------------------------------------------------------------------

                                     B-18

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.85            $41.96           118     2020
                                                                                   20.89             27.85        11,575     2019
                                                                                   21.54             20.89        18,058     2018
                                                                                   16.42             21.54        18,064     2017
                                                                                   15.77             16.42        18,064     2016
                                                                                   16.33             15.77        18,065     2015
                                                                                   17.01             16.33        18,427     2014
                                                                                   11.94             17.01        26,261     2013
                                                                                   10.61             11.94        26,380     2012
                                                                                   10.39             10.61        33,006     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $23.53            $31.43           128     2020
                                                                                   17.67             23.53           129     2019
                                                                                   19.16             17.67           130     2018
                                                                                   15.45             19.16           133     2017
                                                                                   16.15             15.45           132     2016
                                                                                   15.95             16.15           134     2015
                                                                                   14.13             15.95           263     2014
                                                                                   11.13             14.13           361     2013
                                                                                    9.98             11.13           472     2012
                                                                                   10.32              9.98           610     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $12.27            $13.78            64     2020
                                                                                   10.67             12.27            65     2019
                                                                                   11.52             10.67            65     2018
                                                                                   10.79             11.52            65     2017
                                                                                   10.48             10.79            66     2016
                                                                                   10.63             10.48            66     2015
                                                                                   10.04             10.63         2,422     2014
                                                                                    9.07             10.04         2,429     2013
                                                                                    8.25              9.07         2,827     2012
                                                                                    8.39              8.25         2,892     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $25.10            $34.51             0     2020
   Series II Shares                                                                18.41             25.10             0     2019
                                                                                   20.05             18.41             0     2018
                                                                                   15.91             20.05             0     2017
                                                                                   15.90             15.91             0     2016
                                                                                   15.25             15.90             0     2015
                                                                                   14.74             15.25             0     2014
                                                                                   11.08             14.74             0     2013
                                                                                    9.73             11.08             0     2012
                                                                                    9.84              9.73         1,325     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $25.01            $31.23           253     2020
                                                                                   19.40             25.01           271     2019
                                                                                   22.85             19.40           334     2018
                                                                                   17.10             22.85         1,182     2017
                                                                                   17.46             17.10         1,131     2016
                                                                                   17.18             17.46         1,816     2015
                                                                                   17.17             17.18         1,938     2014
                                                                                   13.79             17.17         2,185     2013
                                                                                   11.63             13.79         2,857     2012
                                                                                   12.96             11.63         7,388     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-19

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $24.55            $27.36           145     2020
                                                                            19.00             24.55           271     2019
                                                                            21.09             19.00           947     2018
                                                                            18.44             21.09           774     2017
                                                                            16.90             18.44           588     2016
                                                                            16.72             16.90           360     2015
                                                                            15.44             16.72           345     2014
                                                                            11.98             15.44           377     2013
                                                                            10.48             11.98           531     2012
                                                                            10.72             10.48         1,889     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $27.10            $31.79        14,490     2020
   Series II Shares                                                         21.91             27.10        14,529     2019
                                                                            24.99             21.91        14,573     2018
                                                                            22.37             24.99        14,624     2017
                                                                            19.39             22.37         1,157     2016
                                                                            21.06             19.39         1,716     2015
                                                                            19.23             21.06         2,032     2014
                                                                            13.95             19.23         2,361     2013
                                                                            12.09             13.95         3,291     2012
                                                                            12.63             12.09         7,560     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.66            $31.63             0     2020
                                                                            16.90             22.66             0     2019
                                                                            17.88             16.90             0     2018
                                                                            14.32             17.88             0     2017
                                                                            14.28             14.32             0     2016
                                                                            13.87             14.28             0     2015
                                                                            13.05             13.87             0     2014
                                                                             9.50             13.05             0     2013
                                                                            10.00              9.50             0     2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $29.74            $41.41             0     2020
                                                                            22.23             29.74             0     2019
                                                                            23.60             22.23             0     2018
                                                                            18.94             23.60             0     2017
                                                                            18.94             18.94             0     2016
                                                                            18.44             18.94           272     2015
                                                                            17.39             18.44           284     2014
                                                                            12.68             17.39           296     2013
                                                                            11.41             12.68           310     2012
                                                                            12.43             11.41           326     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $21.00            $20.37           359     2020
                                                                            17.14             21.00           383     2019
                                                                            19.95             17.14           399     2018
                                                                            17.31             19.95           405     2017
                                                                            15.09             17.31           411     2016
                                                                            16.40             15.09           227     2015
                                                                            15.33             16.40         1,251     2014
                                                                            11.53             15.33         1,797     2013
                                                                             9.89             11.53         2,395     2012
                                                                            10.30              9.89         5,656     2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-20

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $19.35            $21.60             0     2020
                                                                      15.30             19.35             0     2019
                                                                      17.23             15.30             0     2018
                                                                      15.52             17.23             0     2017
                                                                      14.36             15.52             0     2016
                                                                      15.54             14.36             0     2015
                                                                      14.65             15.54             0     2014
                                                                      11.56             14.65             0     2013
                                                                      10.36             11.56             0     2012
                                                                      10.57             10.36             0     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.48            $17.72             0     2020
                                                                      14.00             16.48             0     2019
                                                                      15.82             14.00             0     2018
                                                                      14.57             15.82             0     2017
                                                                      12.94             14.57             0     2016
                                                                      13.54             12.94             0     2015
                                                                      12.70             13.54             0     2014
                                                                      10.37             12.70             0     2013
                                                                       9.41             10.37             0     2012
                                                                       9.73              9.41             0     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $19.62            $21.88           176     2020
                                                                      15.60             19.62           250     2019
                                                                      18.77             15.60           247     2018
                                                                      15.60             18.77           261     2017
                                                                      16.02             15.60         2,488     2016
                                                                      16.77             16.02         2,738     2015
                                                                      17.09             16.77         3,390     2014
                                                                      14.68             17.09         3,534     2013
                                                                      12.99             14.68         4,063     2012
                                                                      14.25             12.99         4,904     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $14.93            $15.42           583     2020
                                                                      11.70             14.93           617     2019
                                                                      14.80             11.70           820     2018
                                                                      12.88             14.80           866     2017
                                                                      11.14             12.88           910     2016
                                                                      12.71             11.14           959     2015
                                                                      12.19             12.71         1,076     2014
                                                                       9.33             12.19         1,226     2013
                                                                       8.09              9.33         1,722     2012
                                                                       8.54              8.09         1,901     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.11            $13.01             0     2020
                                                                      11.34             12.11             0     2019
                                                                      11.90             11.34             0     2018
                                                                      11.71             11.90             0     2017
                                                                      11.44             11.71             0     2016
                                                                      11.96             11.44             0     2015
                                                                      11.81             11.96         1,327     2014
                                                                      13.16             11.81         1,518     2013
                                                                      12.50             13.16         1,731     2012
                                                                      11.41             12.50         1,971     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-21

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $25.52            $29.94            30     2020
                                                                               20.23             25.52            30     2019
                                                                               22.11             20.23            35     2018
                                                                               19.81             22.11            35     2017
                                                                               16.37             19.81         5,681     2016
                                                                               17.91             16.37         5,646     2015
                                                                               17.38             17.91         5,966     2014
                                                                               12.48             17.38         6,109     2013
                                                                               11.23             12.48         6,271     2012
                                                                               11.76             11.23         6,696     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $21.14            $21.37           681     2020
                                                                               17.45             21.14           715     2019
                                                                               19.37             17.45           951     2018
                                                                               18.29             19.37           998     2017
                                                                               15.84             18.29         1,044     2016
                                                                               17.22             15.84           885     2015
                                                                               16.02             17.22         1,001     2014
                                                                               11.87             16.02         1,151     2013
                                                                               10.64             11.87         1,269     2012
                                                                               11.16             10.64         1,391     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $19.06            $22.56         3,266     2020
                                                                               16.51             19.06        14,463     2019
                                                                               18.22             16.51        19,748     2018
                                                                               16.34             18.22        19,758     2017
                                                                               16.05             16.34        19,770     2016
                                                                               16.54             16.05        17,456     2015
                                                                               16.55             16.54        23,187     2014
                                                                               14.75             16.55        37,237     2013
                                                                               13.68             14.75        40,879     2012
                                                                               14.48             13.68        50,936     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $30.33            $42.65        37,674     2020
                                                                               23.37             30.33        37,674     2019
                                                                               23.20             23.37        37,674     2018
                                                                               18.31             23.20        37,674     2017
                                                                               17.36             18.31             0     2016
                                                                               17.27             17.36             0     2015
                                                                               15.46             17.27             0     2014
                                                                               11.80             15.46             0     2013
                                                                               10.48             11.80             0     2012
                                                                               10.45             10.48             0     2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.79            $21.72           287     2020
                                                                               13.00             16.79           287     2019
                                                                               13.59             13.00           344     2018
                                                                               10.41             13.59           345     2017
                                                                               10.00             10.41           345     2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.08            $12.89        71,651     2020
                                                                                9.84             12.08        71,761     2019
                                                                               12.07              9.84        71,843     2018
                                                                                9.68             12.07        71,857     2017
                                                                               10.00              9.68           885     2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-22

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.98            $12.98         1,381     2020
                                                                       12.37             12.98         1,404     2019
                                                                       12.62             12.37         1,278     2018
                                                                       12.45             12.62         1,308     2017
                                                                       11.65             12.45         1,335     2016
                                                                       12.00             11.65           645     2015
                                                                       12.17             12.00         1,105     2014
                                                                       11.95             12.17         1,410     2013
                                                                       11.36             11.95         2,152     2012
                                                                       11.30             11.36         1,765     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $19.90            $20.58           340     2020
                                                                       17.79             19.90           363     2019
                                                                       18.79             17.79           500     2018
                                                                       17.98             18.79           531     2017
                                                                       16.01             17.98           562     2016
                                                                       16.79             16.01           596     2015
                                                                       16.71             16.79           674     2014
                                                                       15.97             16.71           775     2013
                                                                       14.25             15.97           854     2012
                                                                       13.85             14.25           937     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $33.16            $41.77             0     2020
                                                                       25.33             33.16             0     2019
                                                                       24.94             25.33            57     2018
                                                                       19.88             24.94            67     2017
                                                                       19.60             19.88            68     2016
                                                                       18.83             19.60            66     2015
                                                                       17.55             18.83           157     2014
                                                                       12.81             17.55           448     2013
                                                                       11.17             12.81           787     2012
                                                                       13.17             11.17         1,950     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $17.85            $20.05             0     2020
                                                                       15.43             17.85             0     2019
                                                                       16.67             15.43             0     2018
                                                                       14.95             16.67           289     2017
                                                                       14.82             14.95           335     2016
                                                                       15.13             14.82           385     2015
                                                                       14.62             15.13           435     2014
                                                                       12.93             14.62           486     2013
                                                                       11.75             12.93           543     2012
                                                                       12.33             11.75           607     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $20.11            $24.08           355     2020
                                                                       16.52             20.11         1,167     2019
                                                                       17.63             16.52         2,333     2018
                                                                       15.49             17.63         1,990     2017
                                                                       14.76             15.49           806     2016
                                                                       15.00             14.76           357     2015
                                                                       13.91             15.00           358     2014
                                                                       11.89             13.91           358     2013
                                                                       10.56             11.89           359     2012
                                                                       11.20             10.56           360     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-23

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $28.43            $36.31         2,409     2020
                                                                         22.09             28.43        14,217     2019
                                                                         24.13             22.09        21,761     2018
                                                                         20.24             24.13        22,868     2017
                                                                         19.16             20.24        22,437     2016
                                                                         19.46             19.16        21,749     2015
                                                                         17.78             19.46        24,221     2014
                                                                         13.85             17.78        32,152     2013
                                                                         12.16             13.85        34,595     2012
                                                                         12.76             12.16        50,914     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $31.73            $41.48             0     2020
                                                                         24.93             31.73             0     2019
                                                                         26.81             24.93             0     2018
                                                                         22.14             26.81             0     2017
                                                                         21.99             22.14             0     2016
                                                                         22.20             21.99             0     2015
                                                                         20.46             22.20             0     2014
                                                                         15.10             20.46             0     2013
                                                                         12.59             15.10             0     2012
                                                                         13.21             12.59             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $20.67            $21.57         2,242     2020
                                                                         16.58             20.67        23,353     2019
                                                                         18.49             16.58        35,668     2018
                                                                         16.74             18.49        35,120     2017
                                                                         14.50             16.74        34,283     2016
                                                                         15.45             14.50        28,822     2015
                                                                         14.52             15.45        29,035     2014
                                                                         11.59             14.52        42,179     2013
                                                                         10.10             11.59        42,909     2012
                                                                         10.23             10.10         3,060     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $24.45            $25.80            45     2020
                                                                         19.23             24.45            45     2019
                                                                         21.60             19.23            46     2018
                                                                         18.89             21.60            46     2017
                                                                         16.64             18.89         5,751     2016
                                                                         17.41             16.64         5,752     2015
                                                                         16.11             17.41         5,752     2014
                                                                         12.33             16.11         5,720     2013
                                                                         10.63             12.33         5,705     2012
                                                                         10.70             10.63         6,563     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.95            $52.70           122     2020
                                                                         23.19             31.95           122     2019
                                                                         21.08             23.19           222     2018
                                                                         16.02             21.08           222     2017
                                                                         16.33             16.02           222     2016
                                                                         15.81             16.33             0     2015
                                                                         14.40             15.81             0     2014
                                                                         10.68             14.40             0     2013
                                                                         10.00             10.68             0     2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-24

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $31.83            $44.80             0     2020
                                                                  24.23             31.83        10,713     2019
                                                                  24.82             24.23        17,521     2018
                                                                  18.78             24.82        17,299     2017
                                                                  19.04             18.78        16,773     2016
                                                                  18.17             19.04        17,328     2015
                                                                  16.69             18.17        17,352     2014
                                                                  12.52             16.69        24,523     2013
                                                                  11.16             12.52        24,551     2012
                                                                  11.38             11.16        31,214     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.04            $13.96             0     2020
                                                                  12.16             13.04             0     2019
                                                                  12.50             12.16             0     2018
                                                                  12.26             12.50             0     2017
                                                                  11.96             12.26             0     2016
                                                                  12.31             11.96             0     2015
                                                                  11.88             12.31             0     2014
                                                                  12.38             11.88             0     2013
                                                                  11.95             12.38             0     2012
                                                                  11.39             11.95             0     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $26.44            $30.56           893     2020
                                                                  21.90             26.44        11,218     2019
                                                                  26.20             21.90        16,180     2018
                                                                  22.17             26.20        16,398     2017
                                                                  20.20             22.17        16,348     2016
                                                                  20.95             20.20        16,863     2015
                                                                  20.15             20.95        19,344     2014
                                                                  15.12             20.15        25,819     2013
                                                                  13.46             15.12        26,458     2012
                                                                  15.40             13.46        32,803     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $23.38            $24.76             0     2020
                                                                  17.78             23.38             0     2019
                                                                  21.98             17.78             0     2018
                                                                  18.83             21.98             0     2017
                                                                  17.57             18.83            89     2016
                                                                  18.51             17.57           600     2015
                                                                  17.72             18.51           621     2014
                                                                  13.89             17.72           644     2013
                                                                  11.15             13.89           826     2012
                                                                  12.50             11.15         1,250     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.39            $14.68             0     2020
                                                                  11.40             13.39             0     2019
                                                                  12.87             11.40             0     2018
                                                                  11.72             12.87             0     2017
                                                                  10.56             11.72             0     2016
                                                                  11.48             10.56           956     2015
                                                                  11.39             11.48           956     2014
                                                                   9.38             11.39           956     2013
                                                                   8.30              9.38           956     2012
                                                                   8.59              8.30         2,587     2011
----------------------------------------------------------------------------------------------------------------

                                     B-25

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $18.42            $18.19          3,951    2020
                                                                        16.19             18.42          4,333    2019
                                                                        17.25             16.19          5,110    2018
                                                                        16.04             17.25          5,221    2017
                                                                        14.35             16.04          5,504    2016
                                                                        15.75             14.35          4,493    2015
                                                                        15.35             15.75         12,364    2014
                                                                        13.74             15.35         25,878    2013
                                                                        12.44             13.74         29,609    2012
                                                                        12.39             12.44         32,962    2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $18.67            $17.39            678    2020
                                                                        15.54             18.67            631    2019
                                                                        17.43             15.54            632    2018
                                                                        16.41             17.43            652    2017
                                                                        14.42             16.41            631    2016
                                                                        15.47             14.42          1,660    2015
                                                                        14.72             15.47          2,666    2014
                                                                        11.71             14.72          2,905    2013
                                                                        10.45             11.71          3,180    2012
                                                                        10.77             10.45          5,303    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.09            $12.54            936    2020
                                                                        10.71             12.09            879    2019
                                                                        12.82             10.71            817    2018
                                                                        11.04             12.82            787    2017
                                                                        10.27             11.04            809    2016
                                                                        11.20             10.27          3,197    2015
                                                                        11.75             11.20          3,170    2014
                                                                         9.16             11.75          3,120    2013
                                                                         7.72              9.16          3,165    2012
                                                                         8.46              7.72          1,981    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.98            $ 8.83          4,732    2020
                                                                         9.00              8.98          8,695    2019
                                                                         9.04              9.00          5,154    2018
                                                                         9.17              9.04          5,518    2017
                                                                         9.35              9.17        172,984    2016
                                                                         9.54              9.35          2,768    2015
                                                                         9.73              9.54          9,227    2014
                                                                         9.92              9.73         19,944    2013
                                                                        10.00              9.92         23,218    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $24.41            $25.95            109    2020
                                                                        18.93             24.41            104    2019
                                                                        21.56             18.93            120    2018
                                                                        19.80             21.56            129    2017
                                                                        17.79             19.80            129    2016
                                                                        19.99             17.79            668    2015
                                                                        17.95             19.99          2,197    2014
                                                                        13.78             17.95          2,448    2013
                                                                        11.86             13.78          3,048    2012
                                                                        12.92             11.86          3,882    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-26

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $26.06            $29.13              0    2020
                                                                        21.73             26.06              0    2019
                                                                        22.07             21.73              0    2018
                                                                        19.06             22.07              0    2017
                                                                        18.63             19.06              0    2016
                                                                        18.92             18.63          1,166    2015
                                                                        17.83             18.92          3,405    2014
                                                                        15.18             17.83          6,670    2013
                                                                        13.65             15.18          7,516    2012
                                                                        13.74             13.65         11,098    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $38.09            $51.92              0    2020
                                                                        28.38             38.09             55    2019
                                                                        28.46             28.38             56    2018
                                                                        22.33             28.46             67    2017
                                                                        22.34             22.33            165    2016
                                                                        20.35             22.34            178    2015
                                                                        19.14             20.35            175    2014
                                                                        14.91             19.14            189    2013
                                                                        12.28             14.91            203    2012
                                                                        13.46             12.28            804    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $27.49            $31.74             25    2020
                                                                        22.48             27.49             24    2019
                                                                        25.07             22.48             24    2018
                                                                        22.05             25.07             23    2017
                                                                        22.28             22.05            393    2016
                                                                        23.17             22.28            710    2015
                                                                        19.68             23.17            824    2014
                                                                        13.62             19.68          1,065    2013
                                                                        11.73             13.62          1,151    2012
                                                                        11.71             11.73          1,696    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.10            $21.18              0    2020
                                                                        15.60             20.10              0    2019
                                                                        16.75             15.60              0    2018
                                                                        14.35             16.75              0    2017
                                                                        12.75             14.35              0    2016
                                                                        13.61             12.75              0    2015
                                                                        12.23             13.61              0    2014
                                                                         9.92             12.23              0    2013
                                                                         8.87              9.92              0    2012
                                                                         8.40              8.87              0    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.31            $13.73        118,408    2020
                                                                        10.53             13.31        118,445    2019
                                                                        11.79             10.53        118,665    2018
                                                                        10.47             11.79        118,716    2017
                                                                         9.45             10.47            901    2016
                                                                         9.92              9.45            954    2015
                                                                        10.00              9.92          1,080    2014
----------------------------------------------------------------------------------------------------------------------

                                     B-27

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares            $27.04            $30.12             0     2020
                                                                    21.01             27.04             0     2019
                                                                    22.73             21.01             0     2018
                                                                    18.84             22.73             0     2017
                                                                    17.74             18.84           595     2016
                                                                    18.10             17.74           651     2015
                                                                    16.68             18.10           705     2014
                                                                    12.91             16.68           759     2013
                                                                    11.08             12.91           822     2012
                                                                    11.58             11.08           895     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares              $37.24            $53.16             0     2020
                                                                    26.88             37.24             0     2019
                                                                    27.90             26.88             0     2018
                                                                    22.52             27.90             0     2017
                                                                    21.11             22.52             0     2016
                                                                    22.00             21.11             0     2015
                                                                    24.26             22.00             0     2014
                                                                    17.52             24.26             0     2013
                                                                    14.78             17.52             0     2012
                                                                    16.84             14.78             0     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares               $18.04            $19.37           606     2020
                                                                    15.32             18.04           614     2019
                                                                    16.60             15.32           649     2018
                                                                    15.11             16.60           664     2017
                                                                    14.16             15.11           657     2016
                                                                    14.53             14.16           690     2015
                                                                    13.69             14.53         6,026     2014
                                                                    11.76             13.69         6,198     2013
                                                                    10.81             11.76         6,919     2012
                                                                    10.85             10.81         7,110     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                  $30.32            $31.40           197     2020
                                                                    24.77             30.32           209     2019
                                                                    25.07             24.77           276     2018
                                                                    22.33             25.07           292     2017
                                                                    20.47             22.33           308     2016
                                                                    24.49             20.47           325     2015
                                                                    22.21             24.49           556     2014
                                                                    18.84             22.21           641     2013
                                                                    16.98             18.84           992     2012
                                                                    16.25             16.98         4,617     2011
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --         $17.05            $20.43           153     2020
   Service Class Shares                                             12.46             17.05           154     2019
                                                                    12.63             12.46           155     2018
                                                                    10.06             12.63           156     2017
                                                                     9.69             10.06           156     2016
                                                                    10.00              9.69         1,206     2015
------------------------------------------------------------------------------------------------------------------

                                     B-28

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.86            $15.72             1     2020
                                                                              13.56             14.86         9,637     2019
                                                                              14.63             13.56        15,089     2018
                                                                              13.16             14.63        15,089     2017
                                                                              11.89             13.16        15,249     2016
                                                                              13.35             11.89        15,249     2015
                                                                              13.56             13.35        16,905     2014
                                                                              13.81             13.56        24,499     2013
                                                                              12.27             13.81        25,522     2012
                                                                              12.28             12.27        33,795     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $18.76            $19.45           706     2020
                                                                              16.67             18.76         5,236     2019
                                                                              17.47             16.67         7,831     2018
                                                                              16.71             17.47         8,110     2017
                                                                              15.16             16.71         8,170     2016
                                                                              15.72             15.16         8,240     2015
                                                                              15.51             15.72         8,334     2014
                                                                              14.96             15.51        11,495     2013
                                                                              13.35             14.96        11,656     2012
                                                                              13.18             13.35        15,754     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.23            $20.99             5     2020
                                                                              16.41             18.23            48     2019
                                                                              17.15             16.41            48     2018
                                                                              16.05             17.15            55     2017
                                                                              16.26             16.05            63     2016
                                                                              16.82             16.26            73     2015
                                                                              13.83             16.82            68     2014
                                                                              16.20             13.83            78     2013
                                                                              15.82             16.20            90     2012
                                                                              12.62             15.82           560     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.63            $11.74         1,281     2020
                                                                              11.40             11.63         1,281     2019
                                                                              11.59             11.40           993     2018
                                                                              11.66             11.59           993     2017
                                                                              11.73             11.66         3,358     2016
                                                                              11.92             11.73         2,364     2015
                                                                              12.06             11.92         2,364     2014
                                                                              12.31             12.06         2,364     2013
                                                                              11.86             12.31         2,479     2012
                                                                              11.97             11.86         2,479     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.99            $15.97        14,676     2020
                                                                              14.11             14.99        32,711     2019
                                                                              14.47             14.11        34,976     2018
                                                                              14.06             14.47        35,402     2017
                                                                              13.97             14.06        42,443     2016
                                                                              14.18             13.97        42,298     2015
                                                                              13.87             14.18        34,809     2014
                                                                              14.43             13.87        47,273     2013
                                                                              13.43             14.43        48,409     2012
                                                                              13.22             13.43        67,020     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-29

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $43.03            $61.17             0     2020
                                                                32.07             43.03             0     2019
                                                                33.31             32.07             0     2018
                                                                25.91             33.31             0     2017
                                                                24.93             25.91             0     2016
                                                                23.49             24.93             0     2015
                                                                20.40             23.49             0     2014
                                                                15.45             20.40             0     2013
                                                                13.50             15.45             0     2012
                                                                13.47             13.50             5     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.22            $12.82         1,440     2020
                                                                11.47             12.22         1,531     2019
                                                                11.87             11.47         1,565     2018
                                                                11.72             11.87         1,611     2017
                                                                11.61             11.72         1,659     2016
                                                                11.89             11.61           100     2015
                                                                11.54             11.89            85     2014
                                                                11.93             11.54            99     2013
                                                                11.51             11.93           114     2012
                                                                10.95             11.51           595     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $31.03            $40.66             0     2020
                                                                23.05             31.03             0     2019
                                                                24.15             23.05            86     2018
                                                                19.19             24.15            91     2017
                                                                19.10             19.19            94     2016
                                                                18.86             19.10            95     2015
                                                                16.86             18.86           218     2014
                                                                12.75             16.86           617     2013
                                                                10.76             12.75         1,077     2012
                                                                10.92             10.76         1,699     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $26.82            $24.92           129     2020
                                                                21.68             26.82         1,608     2019
                                                                23.45             21.68         1,550     2018
                                                                22.60             23.45         1,729     2017
                                                                21.34             22.60         1,709     2016
                                                                20.81             21.34         2,332     2015
                                                                16.09             20.81         2,766     2014
                                                                16.00             16.09         2,828     2013
                                                                13.97             16.00         2,961     2012
                                                                12.97             13.97         7,218     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $27.07            $31.30         3,328     2020
                                                                21.07             27.07         5,799     2019
                                                                22.56             21.07         6,012     2018
                                                                18.93             22.56         6,061     2017
                                                                17.30             18.93         6,129     2016
                                                                17.46             17.30           879     2015
                                                                15.72             17.46         1,080     2014
                                                                12.15             15.72         1,294     2013
                                                                10.71             12.15         2,425     2012
                                                                10.74             10.71         3,648     2011
--------------------------------------------------------------------------------------------------------------

                                     B-30

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $26.47            $29.73              57   2020
                                                             21.41             26.47              58   2019
                                                             24.18             21.41             100   2018
                                                             21.88             24.18             102   2017
                                                             18.03             21.88             475   2016
                                                             19.18             18.03             770   2015
                                                             18.85             19.18             866   2014
                                                             14.04             18.85           1,082   2013
                                                             12.50             14.04           1,699   2012
                                                             12.36             12.50           2,622   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $16.70            $17.43       4,456,493   2020
                                                             14.71             16.70       4,642,030   2019
                                                             16.02             14.71       5,212,863   2018
                                                             14.14             16.02       5,299,339   2017
                                                             13.56             14.14       4,170,400   2016
                                                             13.98             13.56       3,621,616   2015
                                                             13.54             13.98       5,430,343   2014
                                                             12.02             13.54       5,629,163   2013
                                                             10.89             12.02       5,819,215   2012
                                                             11.43             10.89       6,723,424   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.52            $15.11         943,420   2020
                                                             12.82             14.52       1,023,182   2019
                                                             14.00             12.82       1,442,661   2018
                                                             12.38             14.00       2,471,150   2017
                                                             11.91             12.38       5,530,421   2016
                                                             12.31             11.91       7,243,324   2015
                                                             11.95             12.31       7,841,002   2014
                                                             10.63             11.95       8,693,876   2013
                                                              9.66             10.63       9,182,582   2012
                                                             10.16              9.66       9,570,364   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $25.72            $30.93              26   2020
                                                             19.91             25.72               0   2019
                                                             21.02             19.91               0   2018
                                                             17.88             21.02               0   2017
                                                             16.68             17.88               0   2016
                                                             17.41             16.68               0   2015
                                                             15.75             17.41               0   2014
                                                             11.99             15.75               0   2013
                                                             10.56             11.99               0   2012
                                                             11.10             10.56               0   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $29.30            $37.46             141   2020
                                                             23.27             29.30             285   2019
                                                             25.18             23.27             304   2018
                                                             19.79             25.18             350   2017
                                                             19.94             19.79             393   2016
                                                             19.21             19.94             456   2015
                                                             18.36             19.21             515   2014
                                                             14.48             18.36             626   2013
                                                             13.35             14.48             749   2012
                                                             14.25             13.35           1,574   2011
-----------------------------------------------------------------------------------------------------------

                                     B-31

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $34.88            $53.20           109     2020
                                                          26.78             34.88           109     2019
                                                          27.64             26.78           171     2018
                                                          20.71             27.64           171     2017
                                                          21.39             20.71           171     2016
                                                          19.65             21.39             0     2015
                                                          18.29             19.65             0     2014
                                                          13.61             18.29             0     2013
                                                          11.99             13.61             0     2012
                                                          12.24             11.99             0     2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.65            $12.77           115     2020
                                                          10.78             11.65           164     2019
                                                          13.47             10.78           187     2018
                                                          13.82             13.47           209     2017
                                                          11.29             13.82         1,626     2016
                                                          16.18             11.29         1,732     2015
                                                          20.58             16.18         1,733     2014
                                                          19.12             20.58         1,819     2013
                                                          20.09             19.12         1,948     2012
                                                          25.40             20.09         4,737     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $32.80            $46.04           100     2020
                                                          24.41             32.80           103     2019
                                                          24.83             24.41           105     2018
                                                          18.81             24.83           110     2017
                                                          19.08             18.81           109     2016
                                                          19.21             19.08           111     2015
                                                          18.86             19.21           112     2014
                                                          13.75             18.86           114     2013
                                                          11.65             13.75           115     2012
                                                          12.58             11.65           116     2011
--------------------------------------------------------------------------------------------------------

                                     B-32

   Guaranteed Income Advantage (starting on or after April 29, 2005) -- with
                  Mortality and Expense Risk Charge of 1.45%

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $14.57            $15.68           0       2020
  AB Global Thematic Growth Portfolio -- Class B                                  $14.24            $19.51           0       2020
  AB Growth and Income Portfolio -- Class B                                       $18.69            $18.87           0       2020
  AB International Value Portfolio -- Class B                                     $ 6.31            $ 6.36           0       2020
  AB Large Cap Growth Portfolio -- Class B                                        $26.78            $35.67           0       2020
  AB Small Cap Growth Portfolio -- Class B                                        $27.49            $41.62           0       2020
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.97            $25.46           0       2020
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.14            $12.58           0       2020
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $21.01            $29.04           0       2020
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $18.03            $22.62           0       2020
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $20.21            $22.64           0       2020
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                               $21.63            $25.50           0       2020
  Invesco V.I. American Franchise Fund -- Series I shares                         $23.68            $33.22           0       2020
  Invesco V.I. American Franchise Fund -- Series II shares                        $10.00            $11.47           0       2020
  Invesco V.I. Comstock Fund -- Series II shares                                  $18.51            $18.05           0       2020
  Invesco V.I. Core Equity Fund -- Series I shares                                $17.46            $19.59           0       2020
  Invesco V.I. Equity and Income Fund -- Series II shares                         $17.52            $18.93           0       2020
  Invesco V.I. International Growth Fund -- Series II shares                      $12.02            $13.48           0       2020
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $12.92            $13.41           0       2020
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $12.32            $13.30           0       2020
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares             $20.68            $24.39           0       2020
  BlackRock Basic Value V.I. Fund -- Class III Shares                             $16.99            $17.26           0       2020
  BlackRock Global Allocation V.I. Fund -- Class III Shares                       $13.92            $16.56           0       2020
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                  $24.41            $34.50           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
---------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                               $17.11            $22.25           0       2020
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                    $12.31            $13.20           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                 $13.24            $13.31           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                     $18.54            $19.27           0       2020
  Federated Hermes Kaufmann Fund II -- Service Shares                             $21.94            $27.78           0       2020
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                              $10.00            $10.98           0       2020
  VIP Balanced Portfolio -- Service Class 2                                       $18.96            $22.81           0       2020
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $19.87            $25.50           0       2020
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $21.16            $27.81           0       2020
  VIP Equity-Income Portfolio -- Service Class 2                                  $16.66            $17.47           0       2020
  VIP Growth & Income Portfolio -- Service Class 2                                $18.83            $19.97           0       2020
  VIP Growth Opportunities Portfolio -- Service Class 2                           $33.26            $55.14           0       2020
  VIP Growth Portfolio -- Service Class 2                                         $22.74            $32.17           0       2020
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $13.88            $14.93           0       2020
  VIP Mid Cap Portfolio -- Service Class 2                                        $18.26            $21.21           0       2020
  VIP Value Strategies Portfolio -- Service Class 2                               $17.43            $18.56           0       2020
---------------------------------------------------------------------------------------------------------------------------------

                                     B-33

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $13.99            $15.41           0       2020
  Franklin Income VIP Fund -- Class 2 Shares                                 $15.79            $15.67           0       2020
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $14.83            $13.87           0       2020
  Templeton Growth VIP Fund -- Class 2 Shares                                $11.21            $11.68           0       2020
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.33            $ 9.22           0       2020
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares                   $10.00            $11.92           0       2020
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $21.32            $23.96           0       2020
  Janus Henderson Forty Portfolio -- Service Shares                          $24.39            $33.42           0       2020
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $22.72            $26.36           0       2020
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.00            $11.46           0       2020
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $13.65            $14.16           0       2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $21.35            $23.90           0       2020
  MFS(R) New Discovery Series -- Service Class Shares                        $10.00            $12.23           0       2020
  MFS(R) Total Return Series -- Service Class Shares                         $16.44            $17.74           0       2020
  MFS(R) Utilities Series -- Service Class Shares                            $17.24            $17.94           0       2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                      $17.47            $21.03           0       2020
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.98            $14.87           0       2020
  High Yield Portfolio -- Administrative Class Shares                        $17.56            $18.30           0       2020
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.53            $21.44           0       2020
  Low Duration Portfolio -- Administrative Class Shares                      $11.65            $11.82           0       2020
  Total Return Portfolio -- Administrative Class Shares                      $14.86            $15.91           0       2020
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $32.62            $46.61           0       2020
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $12.45            $13.13           0       2020
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $27.35            $36.02           0       2020
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                       $20.90            $19.52           0       2020
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                             $22.22            $25.82           0       2020
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                             $21.49            $24.26           0       2020
  Total Return V.I.S. Fund -- Class 1 Shares                                 $10.00            $10.98           0       2020
  Total Return V.I.S. Fund -- Class 3 Shares                                 $13.09            $13.69           0       2020
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                  $21.07            $25.46           0       2020
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.35            $26.15           0       2020
  Jennison Portfolio -- Class II Shares                                      $27.69            $42.45           0       2020
  Natural Resources Portfolio -- Class II Shares                             $ 4.90            $ 5.40           0       2020
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                $34.41            $48.56           0       2020
----------------------------------------------------------------------------------------------------------------------------

                                     B-34

                    Guaranteed Withdrawal Advantage Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.26            $15.27             0     2020
                                                            12.30             14.26             0     2019
                                                            13.41             12.30             0     2018
                                                            11.82             13.41             0     2017
                                                            11.55             11.82             0     2016
                                                            11.63             11.55             0     2015
                                                            11.07             11.63             0     2014
                                                             9.71             11.07             0     2013
                                                             8.74              9.71             0     2012
                                                             9.19              8.74             0     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $19.10            $26.05             0     2020
                                                            15.01             19.10             0     2019
                                                            17.01             15.01             0     2018
                                                            12.72             17.01             0     2017
                                                            13.09             12.72             0     2016
                                                            13.01             13.09             0     2015
                                                            12.66             13.01             0     2014
                                                            10.50             12.66             0     2013
                                                             9.46             10.50             0     2012
                                                            12.60              9.46             0     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $23.63            $23.74         1,063     2020
                                                            19.50             23.63         6,217     2019
                                                            21.12             19.50         6,657     2018
                                                            18.16             21.12         6,999     2017
                                                            16.68             18.16         7,640     2016
                                                            16.77             16.68         8,323     2015
                                                            15.65             16.77         8,780     2014
                                                            11.86             15.65        10,782     2013
                                                            10.32             11.86         5,867     2012
                                                             9.92             10.32        10,504     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.30            $10.32         7,845     2020
                                                             8.99             10.30         9,448     2019
                                                            11.91              8.99         9,003     2018
                                                             9.71             11.91         9,905     2017
                                                             9.98              9.71        18,463     2016
                                                             9.94              9.98        14,993     2015
                                                            10.84              9.94        15,972     2014
                                                             9.01             10.84        17,675     2013
                                                             8.05              9.01        36,750     2012
                                                            10.19              8.05        45,130     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $34.32            $45.47           128     2020
                                                            26.05             34.32           156     2019
                                                            25.97             26.05           178     2018
                                                            20.11             25.97           192     2017
                                                            20.04             20.11           950     2016
                                                            18.44             20.04         1,529     2015
                                                            16.52             18.44         2,177     2014
                                                            12.30             16.52         3,007     2013
                                                            10.75             12.30         3,693     2012
                                                            11.39             10.75         7,220     2011
----------------------------------------------------------------------------------------------------------

                                     B-35

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.85            $41.96            661    2020
                                                                                   20.89             27.85              0    2019
                                                                                   21.54             20.89              0    2018
                                                                                   16.42             21.54              0    2017
                                                                                   15.77             16.42              0    2016
                                                                                   16.33             15.77              0    2015
                                                                                   17.01             16.33          2,124    2014
                                                                                   11.94             17.01              0    2013
                                                                                   10.61             11.94              0    2012
                                                                                   10.39             10.61              0    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $23.79            $31.78              0    2020
                                                                                   17.86             23.79              0    2019
                                                                                   19.37             17.86              0    2018
                                                                                   15.62             19.37              0    2017
                                                                                   16.32             15.62              0    2016
                                                                                   16.12             16.32              0    2015
                                                                                   14.28             16.12              0    2014
                                                                                   11.25             14.28              0    2013
                                                                                   10.08             11.25              0    2012
                                                                                   10.43             10.08              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $13.03            $14.64         51,992    2020
                                                                                   11.34             13.03         69,393    2019
                                                                                   12.24             11.34         77,025    2018
                                                                                   11.46             12.24         89,927    2017
                                                                                   11.14             11.46         96,589    2016
                                                                                   11.29             11.14        111,051    2015
                                                                                   10.66             11.29        144,200    2014
                                                                                    9.64             10.66        185,223    2013
                                                                                    8.77              9.64        205,853    2012
                                                                                    8.91              8.77        341,889    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $26.55            $36.51              0    2020
   Series II Shares                                                                19.48             26.55              0    2019
                                                                                   21.21             19.48              0    2018
                                                                                   16.84             21.21              0    2017
                                                                                   16.82             16.84              0    2016
                                                                                   16.13             16.82              0    2015
                                                                                   15.59             16.13              0    2014
                                                                                   11.72             15.59              0    2013
                                                                                   10.29             11.72              0    2012
                                                                                   10.41             10.29              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $27.13            $33.87          4,847    2020
                                                                                   21.05             27.13          1,823    2019
                                                                                   24.79             21.05          1,893    2018
                                                                                   18.55             24.79          3,220    2017
                                                                                   18.94             18.55          3,701    2016
                                                                                   18.63             18.94          4,051    2015
                                                                                   18.62             18.63          5,076    2014
                                                                                   14.96             18.62          4,930    2013
                                                                                   12.61             14.96          7,931    2012
                                                                                   14.06             12.61          9,971    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-36

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $25.25            $28.14         3,790     2020
                                                                            19.54             25.25        10,410     2019
                                                                            21.69             19.54        10,478     2018
                                                                            18.97             21.69        10,778     2017
                                                                            17.38             18.97        12,989     2016
                                                                            17.19             17.38        10,179     2015
                                                                            15.88             17.19        12,338     2014
                                                                            12.32             15.88        16,390     2013
                                                                            10.78             12.32        26,418     2012
                                                                            11.03             10.78        46,995     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $29.07            $34.10         3,250     2020
   Series II Shares                                                         23.50             29.07         3,836     2019
                                                                            26.80             23.50         4,011     2018
                                                                            23.99             26.80         5,989     2017
                                                                            20.79             23.99         7,203     2016
                                                                            22.58             20.79        10,451     2015
                                                                            20.63             22.58        11,419     2014
                                                                            14.96             20.63        15,903     2013
                                                                            12.97             14.96        24,317     2012
                                                                            13.55             12.97        35,104     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.66            $31.63             0     2020
                                                                            16.90             22.66             0     2019
                                                                            17.88             16.90             0     2018
                                                                            14.32             17.88             0     2017
                                                                            14.28             14.32             0     2016
                                                                            13.87             14.28             0     2015
                                                                            13.05             13.87             0     2014
                                                                             9.50             13.05             0     2013
                                                                            10.00              9.50             0     2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $29.72            $41.38             0     2020
                                                                            22.22             29.72             0     2019
                                                                            23.58             22.22             0     2018
                                                                            18.93             23.58             0     2017
                                                                            18.93             18.93             0     2016
                                                                            18.43             18.93             0     2015
                                                                            17.37             18.43             0     2014
                                                                            12.68             17.37             0     2013
                                                                            11.40             12.68             0     2012
                                                                            12.42             11.40             0     2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $23.07            $22.37         3,768     2020
                                                                            18.83             23.07         3,680     2019
                                                                            21.92             18.83         5,295     2018
                                                                            19.01             21.92         9,568     2017
                                                                            16.57             19.01        15,102     2016
                                                                            18.02             16.57        16,898     2015
                                                                            16.84             18.02        17,734     2014
                                                                            12.66             16.84        22,911     2013
                                                                            10.86             12.66        34,204     2012
                                                                            11.32             10.86        45,899     2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-37

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $19.35            $21.60             0     2020
                                                                      15.30             19.35         8,634     2019
                                                                      17.23             15.30         8,034     2018
                                                                      15.52             17.23         8,097     2017
                                                                      14.36             15.52         8,521     2016
                                                                      15.54             14.36             0     2015
                                                                      14.65             15.54             0     2014
                                                                      11.56             14.65           346     2013
                                                                      10.36             11.56           431     2012
                                                                      10.57             10.36         4,630     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.48            $17.72             0     2020
                                                                      14.00             16.48             0     2019
                                                                      15.82             14.00             0     2018
                                                                      14.57             15.82             0     2017
                                                                      12.94             14.57             0     2016
                                                                      13.54             12.94             0     2015
                                                                      12.70             13.54             0     2014
                                                                      10.37             12.70             0     2013
                                                                       9.41             10.37             0     2012
                                                                       9.73              9.41             0     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $20.22            $22.55         1,297     2020
                                                                      16.08             20.22         8,918     2019
                                                                      19.34             16.08         9,468     2018
                                                                      16.08             19.34         9,372     2017
                                                                      16.51             16.08         9,236     2016
                                                                      17.29             16.51        11,109     2015
                                                                      17.62             17.29        10,154     2014
                                                                      15.14             17.62        13,477     2013
                                                                      13.39             15.14        11,822     2012
                                                                      14.69             13.39        13,152     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $15.34            $15.84         1,175     2020
                                                                      12.02             15.34         1,111     2019
                                                                      15.20             12.02         1,189     2018
                                                                      13.22             15.20         1,049     2017
                                                                      11.44             13.22         3,906     2016
                                                                      13.06             11.44         5,639     2015
                                                                      12.52             13.06         6,179     2014
                                                                       9.58             12.52         7,836     2013
                                                                       8.30              9.58         9,346     2012
                                                                       8.77              8.30        16,998     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.11            $13.01         8,343     2020
                                                                      11.34             12.11         8,767     2019
                                                                      11.90             11.34         7,769     2018
                                                                      11.71             11.90         8,413     2017
                                                                      11.44             11.71         8,934     2016
                                                                      11.96             11.44         5,079     2015
                                                                      11.81             11.96        11,199     2014
                                                                      13.16             11.81        14,312     2013
                                                                      12.50             13.16        17,546     2012
                                                                      11.41             12.50        19,910     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-38

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $25.87            $30.35           444     2020
                                                                               20.51             25.87           515     2019
                                                                               22.41             20.51         1,018     2018
                                                                               20.08             22.41         1,105     2017
                                                                               16.59             20.08         1,224     2016
                                                                               18.15             16.59         1,566     2015
                                                                               17.62             18.15         1,594     2014
                                                                               12.65             17.62         1,715     2013
                                                                               11.39             12.65         4,703     2012
                                                                               11.93             11.39         6,754     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $21.48            $21.72           398     2020
                                                                               17.73             21.48         2,173     2019
                                                                               19.68             17.73         1,985     2018
                                                                               18.58             19.68         3,049     2017
                                                                               16.10             18.58         4,877     2016
                                                                               17.50             16.10         1,140     2015
                                                                               16.28             17.50         1,155     2014
                                                                               12.06             16.28         1,308     2013
                                                                               10.81             12.06         1,637     2012
                                                                               11.34             10.81         4,650     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $19.06            $22.56         2,277     2020
                                                                               16.51             19.06         3,415     2019
                                                                               18.22             16.51         3,643     2018
                                                                               16.34             18.22         7,492     2017
                                                                               16.05             16.34         7,818     2016
                                                                               16.54             16.05        10,271     2015
                                                                               16.55             16.54        21,259     2014
                                                                               14.75             16.55        29,660     2013
                                                                               13.68             14.75        27,865     2012
                                                                               14.48             13.68        38,023     2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $30.69            $43.17             0     2020
                                                                               23.66             30.69             0     2019
                                                                               23.48             23.66             0     2018
                                                                               18.53             23.48             0     2017
                                                                               17.57             18.53             0     2016
                                                                               17.48             17.57             0     2015
                                                                               15.64             17.48             0     2014
                                                                               11.94             15.64             0     2013
                                                                               10.61             11.94             0     2012
                                                                               10.57             10.61             0     2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.79            $21.72        11,164     2020
                                                                               13.00             16.79         5,410     2019
                                                                               13.59             13.00         6,850     2018
                                                                               10.41             13.59        14,758     2017
                                                                               10.00             10.41        11,839     2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.08            $12.89        23,329     2020
                                                                                9.84             12.08         8,558     2019
                                                                               12.07              9.84        11,498     2018
                                                                                9.68             12.07        17,749     2017
                                                                               10.00              9.68        24,425     2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-39

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $13.12            $13.12          2,058    2020
                                                                       12.50             13.12          3,867    2019
                                                                       12.76             12.50          3,804    2018
                                                                       12.58             12.76          2,195    2017
                                                                       11.78             12.58          2,376    2016
                                                                       12.13             11.78          2,219    2015
                                                                       12.30             12.13          5,705    2014
                                                                       12.08             12.30          5,707    2013
                                                                       11.48             12.08          6,340    2012
                                                                       11.42             11.48            339    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $20.48            $21.18            398    2020
                                                                       18.30             20.48          1,874    2019
                                                                       19.33             18.30          1,899    2018
                                                                       18.50             19.33          2,036    2017
                                                                       16.47             18.50          2,056    2016
                                                                       17.27             16.47          3,486    2015
                                                                       17.20             17.27          3,582    2014
                                                                       16.43             17.20          4,207    2013
                                                                       14.66             16.43          2,915    2012
                                                                       14.25             14.66          5,412    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $33.83            $42.61          1,249    2020
                                                                       25.84             33.83            698    2019
                                                                       25.45             25.84            805    2018
                                                                       20.28             25.45            957    2017
                                                                       20.00             20.28          1,199    2016
                                                                       19.21             20.00          1,242    2015
                                                                       17.90             19.21          1,440    2014
                                                                       13.07             17.90          2,152    2013
                                                                       11.40             13.07          3,464    2012
                                                                       13.43             11.40         11,030    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $17.75            $19.94         14,959    2020
                                                                       15.34             17.75         16,728    2019
                                                                       16.58             15.34         18,365    2018
                                                                       14.87             16.58         19,909    2017
                                                                       14.74             14.87         22,242    2016
                                                                       15.04             14.74         39,337    2015
                                                                       14.54             15.04         40,836    2014
                                                                       12.86             14.54         84,422    2013
                                                                       11.68             12.86         97,180    2012
                                                                       12.26             11.68        100,258    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $20.11            $24.08          5,162    2020
                                                                       16.52             20.11          5,961    2019
                                                                       17.63             16.52          3,467    2018
                                                                       15.49             17.63          6,601    2017
                                                                       14.76             15.49          7,176    2016
                                                                       15.00             14.76         15,395    2015
                                                                       13.91             15.00         55,645    2014
                                                                       11.89             13.91         62,742    2013
                                                                       10.56             11.89         68,007    2012
                                                                       11.20             10.56         80,445    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-40

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $30.48            $38.92         2,757     2020
                                                                         23.68             30.48         4,413     2019
                                                                         25.87             23.68         4,718     2018
                                                                         21.70             25.87         6,404     2017
                                                                         20.54             21.70         6,589     2016
                                                                         20.86             20.54        12,384     2015
                                                                         19.06             20.86        15,218     2014
                                                                         14.84             19.06        20,200     2013
                                                                         13.03             14.84        33,797     2012
                                                                         13.67             13.03         1,662     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $31.21            $40.80             0     2020
                                                                         24.52             31.21             0     2019
                                                                         26.37             24.52             0     2018
                                                                         21.78             26.37             0     2017
                                                                         21.63             21.78             0     2016
                                                                         21.84             21.63             0     2015
                                                                         20.13             21.84             0     2014
                                                                         14.85             20.13             0     2013
                                                                         12.39             14.85             0     2012
                                                                         12.99             12.39             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.54            $22.48         9,700     2020
                                                                         17.29             21.54         3,449     2019
                                                                         19.28             17.29         3,556     2018
                                                                         17.45             19.28         4,951     2017
                                                                         15.12             17.45         3,120     2016
                                                                         16.10             15.12         8,942     2015
                                                                         15.14             16.10        10,162     2014
                                                                         12.08             15.14        14,305     2013
                                                                         10.53             12.08        21,529     2012
                                                                         10.66             10.53        21,406     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $24.56            $25.91             0     2020
                                                                         19.32             24.56             0     2019
                                                                         21.70             19.32             0     2018
                                                                         18.98             21.70             0     2017
                                                                         16.71             18.98             0     2016
                                                                         17.49             16.71         9,456     2015
                                                                         16.18             17.49         9,456     2014
                                                                         12.38             16.18             0     2013
                                                                         10.68             12.38             0     2012
                                                                         10.75             10.68             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.95            $52.70         3,299     2020
                                                                         23.19             31.95         1,007     2019
                                                                         21.08             23.19         1,240     2018
                                                                         16.02             21.08         1,539     2017
                                                                         16.33             16.02         2,073     2016
                                                                         15.81             16.33         6,001     2015
                                                                         14.40             15.81         2,815     2014
                                                                         10.68             14.40         3,417     2013
                                                                         10.00             10.68         6,312     2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-41

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $30.79            $43.34           578     2020
                                                                  23.44             30.79           823     2019
                                                                  24.02             23.44         1,036     2018
                                                                  18.17             24.02         1,674     2017
                                                                  18.43             18.17         2,263     2016
                                                                  17.58             18.43         2,347     2015
                                                                  16.15             17.58         2,667     2014
                                                                  12.11             16.15         4,238     2013
                                                                  10.80             12.11         5,211     2012
                                                                  11.01             10.80         6,536     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.04            $13.96        18,265     2020
                                                                  12.16             13.04        15,584     2019
                                                                  12.50             12.16        13,957     2018
                                                                  12.26             12.50        21,953     2017
                                                                  11.96             12.26        23,702     2016
                                                                  12.31             11.96        45,328     2015
                                                                  11.88             12.31        42,545     2014
                                                                  12.38             11.88        21,966     2013
                                                                  11.95             12.38        29,607     2012
                                                                  11.39             11.95         2,883     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $30.89            $35.70         2,030     2020
                                                                  25.58             30.89         4,483     2019
                                                                  30.61             25.58         4,839     2018
                                                                  25.90             30.61         6,520     2017
                                                                  23.60             25.90         8,227     2016
                                                                  24.47             23.60        10,000     2015
                                                                  23.53             24.47        13,513     2014
                                                                  17.67             23.53        15,692     2013
                                                                  15.73             17.67        23,662     2012
                                                                  17.99             15.73        21,047     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $22.63            $23.97             0     2020
                                                                  17.21             22.63             0     2019
                                                                  21.28             17.21             0     2018
                                                                  18.23             21.28             0     2017
                                                                  17.01             18.23             0     2016
                                                                  17.92             17.01             0     2015
                                                                  17.16             17.92             0     2014
                                                                  13.44             17.16             0     2013
                                                                  10.79             13.44             0     2012
                                                                  12.10             10.79             0     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.39            $14.68             0     2020
                                                                  11.40             13.39             0     2019
                                                                  12.87             11.40             0     2018
                                                                  11.72             12.87             0     2017
                                                                  10.56             11.72             0     2016
                                                                  11.48             10.56             0     2015
                                                                  11.39             11.48             0     2014
                                                                   9.38             11.39             0     2013
                                                                   8.30              9.38             0     2012
                                                                   8.59              8.30             0     2011
----------------------------------------------------------------------------------------------------------------

                                     B-42

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $18.42            $18.19         70,764    2020
                                                                        16.19             18.42         85,333    2019
                                                                        17.25             16.19         95,916    2018
                                                                        16.04             17.25        115,020    2017
                                                                        14.35             16.04        138,842    2016
                                                                        15.75             14.35        168,470    2015
                                                                        15.35             15.75        234,775    2014
                                                                        13.74             15.35        302,630    2013
                                                                        12.44             13.74        345,583    2012
                                                                        12.39             12.44        459,793    2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $18.67            $17.39          1,548    2020
                                                                        15.54             18.67          1,289    2019
                                                                        17.43             15.54          1,332    2018
                                                                        16.41             17.43          1,385    2017
                                                                        14.42             16.41          1,517    2016
                                                                        15.47             14.42          1,721    2015
                                                                        14.72             15.47          1,801    2014
                                                                        11.71             14.72          2,623    2013
                                                                        10.45             11.71          3,968    2012
                                                                        10.77             10.45         12,357    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.09            $12.54              0    2020
                                                                        10.71             12.09              0    2019
                                                                        12.82             10.71              0    2018
                                                                        11.04             12.82              0    2017
                                                                        10.27             11.04              0    2016
                                                                        11.20             10.27              0    2015
                                                                        11.75             11.20              0    2014
                                                                         9.16             11.75              0    2013
                                                                         7.72              9.16              0    2012
                                                                         8.46              7.72              0    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.98            $ 8.83         11,470    2020
                                                                         9.00              8.98         39,556    2019
                                                                         9.04              9.00         58,835    2018
                                                                         9.17              9.04         52,754    2017
                                                                         9.35              9.17         44,165    2016
                                                                         9.54              9.35         75,268    2015
                                                                         9.73              9.54         66,938    2014
                                                                         9.92              9.73         65,893    2013
                                                                        10.00              9.92        153,525    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $24.41            $25.95          2,694    2020
                                                                        18.93             24.41          2,440    2019
                                                                        21.56             18.93          2,661    2018
                                                                        19.80             21.56          2,946    2017
                                                                        17.79             19.80          2,951    2016
                                                                        19.99             17.79          3,259    2015
                                                                        17.95             19.99          3,286    2014
                                                                        13.78             17.95          4,415    2013
                                                                        11.86             13.78          3,780    2012
                                                                        12.92             11.86          5,512    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-43

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $27.07            $30.27         62,011    2020
                                                                        22.58             27.07         71,909    2019
                                                                        22.93             22.58         74,723    2018
                                                                        19.80             22.93         86,351    2017
                                                                        19.35             19.80        103,805    2016
                                                                        19.66             19.35        102,064    2015
                                                                        18.52             19.66        134,528    2014
                                                                        15.77             18.52        154,069    2013
                                                                        14.19             15.77        164,304    2012
                                                                        14.27             14.19        214,911    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $41.40            $56.44            320    2020
                                                                        30.85             41.40            388    2019
                                                                        30.94             30.85            452    2018
                                                                        24.27             30.94            520    2017
                                                                        24.28             24.27          2,494    2016
                                                                        22.12             24.28          2,284    2015
                                                                        20.80             22.12          3,186    2014
                                                                        16.21             20.80          3,816    2013
                                                                        13.35             16.21          6,496    2012
                                                                        14.63             13.35          6,415    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $20.59            $23.42              0    2020
                                                                        16.57             20.59              0    2019
                                                                        19.92             16.57              0    2018
                                                                        15.53             19.92              0    2017
                                                                        16.98             15.53              0    2016
                                                                        18.99             16.98              0    2015
                                                                        22.03             18.99              0    2014
                                                                        19.66             22.03              0    2013
                                                                        17.72             19.66              0    2012
                                                                        26.70             17.72              0    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $26.74            $30.87             18    2020
                                                                        21.86             26.74          3,112    2019
                                                                        24.39             21.86          3,300    2018
                                                                        21.44             24.39          3,423    2017
                                                                        21.67             21.44          4,056    2016
                                                                        22.53             21.67          6,065    2015
                                                                        19.14             22.53          6,081    2014
                                                                        13.25             19.14          7,441    2013
                                                                        11.40             13.25          5,896    2012
                                                                        11.38             11.40          9,063    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.10            $21.18            428    2020
                                                                        15.60             20.10            487    2019
                                                                        16.75             15.60            582    2018
                                                                        14.35             16.75          4,755    2017
                                                                        12.75             14.35          5,370    2016
                                                                        13.61             12.75          7,647    2015
                                                                        12.23             13.61         20,191    2014
                                                                         9.92             12.23         19,793    2013
                                                                         8.87              9.92         21,590    2012
                                                                         8.40              8.87         32,454    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-44

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.31            $13.73            507    2020
                                                                     10.53             13.31            492    2019
                                                                     11.79             10.53            518    2018
                                                                     10.47             11.79            526    2017
                                                                      9.45             10.47            534    2016
                                                                      9.92              9.45          8,369    2015
                                                                     10.00              9.92          8,193    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $28.67            $31.94              0    2020
                                                                     22.28             28.67              0    2019
                                                                     24.10             22.28              0    2018
                                                                     19.98             24.10              0    2017
                                                                     18.81             19.98              0    2016
                                                                     19.19             18.81              0    2015
                                                                     17.68             19.19              0    2014
                                                                     13.69             17.68              0    2013
                                                                     11.75             13.69              0    2012
                                                                     12.28             11.75              0    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $33.85            $48.32          1,774    2020
                                                                     24.43             33.85              0    2019
                                                                     25.36             24.43              0    2018
                                                                     20.47             25.36             87    2017
                                                                     19.19             20.47            114    2016
                                                                     20.00             19.19            556    2015
                                                                     22.05             20.00            615    2014
                                                                     15.92             22.05            717    2013
                                                                     13.43             15.92            937    2012
                                                                     15.31             13.43          1,559    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $18.04            $19.37         24,387    2020
                                                                     15.32             18.04         26,543    2019
                                                                     16.60             15.32         26,358    2018
                                                                     15.11             16.60         34,043    2017
                                                                     14.16             15.11         36,255    2016
                                                                     14.53             14.16         39,977    2015
                                                                     13.69             14.53         49,728    2014
                                                                     11.76             13.69         84,929    2013
                                                                     10.81             11.76        104,738    2012
                                                                     10.85             10.81        118,912    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $37.63            $38.97              0    2020
                                                                     30.75             37.63              0    2019
                                                                     31.12             30.75              0    2018
                                                                     27.72             31.12              0    2017
                                                                     25.41             27.72              0    2016
                                                                     30.40             25.41              0    2015
                                                                     27.57             30.40              0    2014
                                                                     23.39             27.57              0    2013
                                                                     21.07             23.39              0    2012
                                                                     20.18             21.07              0    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.05            $20.43            236    2020
   Service Class Shares                                              12.46             17.05            262    2019
                                                                     12.63             12.46            311    2018
                                                                     10.06             12.63            332    2017
                                                                      9.69             10.06            380    2016
                                                                     10.00              9.69            664    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-45

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.86            $15.72             0     2020
                                                                              13.56             14.86             0     2019
                                                                              14.63             13.56             0     2018
                                                                              13.16             14.63             0     2017
                                                                              11.89             13.16             0     2016
                                                                              13.35             11.89             0     2015
                                                                              13.56             13.35             0     2014
                                                                              13.81             13.56             0     2013
                                                                              12.27             13.81             0     2012
                                                                              12.28             12.27             0     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $19.72            $20.45         5,256     2020
                                                                              17.53             19.72         4,864     2019
                                                                              18.37             17.53         4,231     2018
                                                                              17.57             18.37         5,679     2017
                                                                              15.94             17.57         6,462     2016
                                                                              16.53             15.94        10,517     2015
                                                                              16.31             16.53        10,160     2014
                                                                              15.73             16.31        10,712     2013
                                                                              14.04             15.73        13,073     2012
                                                                              13.85             14.04        22,031     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.90            $22.90         3,511     2020
                                                                              17.91             19.90         2,480     2019
                                                                              18.71             17.91         1,632     2018
                                                                              17.52             18.71         1,496     2017
                                                                              17.74             17.52         1,710     2016
                                                                              18.35             17.74           142     2015
                                                                              15.09             18.35           167     2014
                                                                              17.68             15.09         1,821     2013
                                                                              17.27             17.68         3,011     2012
                                                                              13.78             17.27        11,147     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.63            $11.74        25,838     2020
                                                                              11.40             11.63        28,004     2019
                                                                              11.59             11.40        27,733     2018
                                                                              11.66             11.59        31,257     2017
                                                                              11.73             11.66        30,822     2016
                                                                              11.92             11.73        36,338     2015
                                                                              12.06             11.92        52,271     2014
                                                                              12.31             12.06        72,854     2013
                                                                              11.86             12.31        78,398     2012
                                                                              11.97             11.86        84,748     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.52            $16.54        19,121     2020
                                                                              14.61             15.52        25,515     2019
                                                                              14.98             14.61        25,491     2018
                                                                              14.57             14.98        41,665     2017
                                                                              14.47             14.57        46,311     2016
                                                                              14.69             14.47        53,166     2015
                                                                              14.37             14.69        53,281     2014
                                                                              14.95             14.37        59,855     2013
                                                                              13.91             14.95        57,886     2012
                                                                              13.69             13.91        84,078     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-46

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $42.40            $60.27             0     2020
                                                                31.60             42.40             0     2019
                                                                32.82             31.60             0     2018
                                                                25.53             32.82             0     2017
                                                                24.56             25.53             0     2016
                                                                23.15             24.56             0     2015
                                                                20.10             23.15             0     2014
                                                                15.23             20.10             0     2013
                                                                13.30             15.23             0     2012
                                                                13.28             13.30             0     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.46            $13.08           334     2020
                                                                11.70             12.46           321     2019
                                                                12.11             11.70           311     2018
                                                                11.96             12.11           317     2017
                                                                11.84             11.96           294     2016
                                                                12.13             11.84         7,433     2015
                                                                11.77             12.13         7,542     2014
                                                                12.16             11.77         7,474     2013
                                                                11.74             12.16         6,424     2012
                                                                11.17             11.74         9,061     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $30.62            $40.11             0     2020
                                                                22.74             30.62             0     2019
                                                                23.83             22.74             0     2018
                                                                18.93             23.83             0     2017
                                                                18.84             18.93             0     2016
                                                                18.61             18.84             0     2015
                                                                16.64             18.61             0     2014
                                                                12.58             16.64             0     2013
                                                                10.61             12.58             0     2012
                                                                10.77             10.61             0     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $35.55            $33.03         2,802     2020
                                                                28.74             35.55           928     2019
                                                                31.09             28.74           884     2018
                                                                29.96             31.09         1,151     2017
                                                                28.29             29.96         1,284     2016
                                                                27.59             28.29         1,237     2015
                                                                21.34             27.59         1,562     2014
                                                                21.21             21.34         2,994     2013
                                                                18.52             21.21         1,789     2012
                                                                17.19             18.52         2,214     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $28.13            $32.52         5,364     2020
                                                                21.89             28.13             0     2019
                                                                23.44             21.89             0     2018
                                                                19.67             23.44             0     2017
                                                                17.97             19.67             0     2016
                                                                18.14             17.97             0     2015
                                                                16.33             18.14             0     2014
                                                                12.62             16.33             0     2013
                                                                11.12             12.62             0     2012
                                                                11.15             11.12             0     2011
--------------------------------------------------------------------------------------------------------------

                                     B-47

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $27.83            $31.26              93   2020
                                                             22.51             27.83           1,647   2019
                                                             25.42             22.51           1,708   2018
                                                             23.00             25.42           1,686   2017
                                                             18.95             23.00           1,703   2016
                                                             20.16             18.95           2,279   2015
                                                             19.82             20.16           2,310   2014
                                                             14.76             19.82           3,827   2013
                                                             13.14             14.76           2,613   2012
                                                             13.00             13.14           3,303   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $17.06            $17.80         522,911   2020
                                                             15.02             17.06         607,890   2019
                                                             16.36             15.02         711,681   2018
                                                             14.43             16.36         798,503   2017
                                                             13.84             14.43         939,089   2016
                                                             14.28             13.84       1,072,088   2015
                                                             13.83             14.28       1,264,979   2014
                                                             12.27             13.83       1,523,497   2013
                                                             11.12             12.27       1,857,562   2012
                                                             11.67             11.12       2,438,758   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.52            $15.11          26,960   2020
                                                             12.82             14.52          42,833   2019
                                                             14.00             12.82          47,247   2018
                                                             12.38             14.00          51,347   2017
                                                             11.91             12.38          59,373   2016
                                                             12.31             11.91          77,633   2015
                                                             11.95             12.31         100,751   2014
                                                             10.63             11.95         160,214   2013
                                                              9.66             10.63         190,996   2012
                                                             10.16              9.66         275,381   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $26.25            $31.56               0   2020
                                                             20.31             26.25               0   2019
                                                             21.45             20.31               0   2018
                                                             18.24             21.45               0   2017
                                                             17.02             18.24               0   2016
                                                             17.77             17.02               0   2015
                                                             16.07             17.77               0   2014
                                                             12.24             16.07               0   2013
                                                             10.78             12.24               0   2012
                                                             11.32             10.78               0   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $32.13            $41.08               0   2020
                                                             25.52             32.13               0   2019
                                                             27.61             25.52               0   2018
                                                             21.70             27.61               0   2017
                                                             21.86             21.70               0   2016
                                                             21.06             21.86               0   2015
                                                             20.13             21.06               0   2014
                                                             15.87             20.13               0   2013
                                                             14.64             15.87               0   2012
                                                             15.63             14.64               0   2011
-----------------------------------------------------------------------------------------------------------

                                     B-48

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $35.33            $53.89             0     2020
                                                          27.13             35.33             0     2019
                                                          28.00             27.13             0     2018
                                                          20.98             28.00             0     2017
                                                          21.67             20.98             0     2016
                                                          19.91             21.67             0     2015
                                                          18.53             19.91             0     2014
                                                          13.78             18.53           521     2013
                                                          12.15             13.78         4,127     2012
                                                          12.40             12.15         5,528     2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.65            $12.77         2,159     2020
                                                          10.78             11.65         4,471     2019
                                                          13.47             10.78         3,538     2018
                                                          13.82             13.47         3,197     2017
                                                          11.29             13.82         2,108     2016
                                                          16.18             11.29         1,128     2015
                                                          20.58             16.18         1,103     2014
                                                          19.12             20.58           881     2013
                                                          20.09             19.12         1,384     2012
                                                          25.40             20.09         1,073     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $32.80            $46.04             0     2020
                                                          24.41             32.80             0     2019
                                                          24.83             24.41             0     2018
                                                          18.81             24.83             0     2017
                                                          19.08             18.81             0     2016
                                                          19.21             19.08             0     2015
                                                          18.86             19.21             0     2014
                                                          13.75             18.86             0     2013
                                                          11.65             13.75             0     2012
                                                          12.58             11.65             0     2011
--------------------------------------------------------------------------------------------------------

                                     B-49

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.81            $14.76           828     2020
                                                            11.95             13.81         1,041     2019
                                                            13.06             11.95         1,264     2018
                                                            11.55             13.06           759     2017
                                                            11.30             11.55           966     2016
                                                            11.41             11.30         1,147     2015
                                                            10.89             11.41         1,374     2014
                                                             9.58             10.89         1,585     2013
                                                             8.64              9.58         1,806     2012
                                                             9.11              8.64         2,084     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.82            $21.52             0     2020
                                                            12.46             15.82             0     2019
                                                            14.16             12.46             0     2018
                                                            10.62             14.16             0     2017
                                                            10.96             10.62             0     2016
                                                            10.91             10.96             0     2015
                                                            10.65             10.91             0     2014
                                                             8.86             10.65             0     2013
                                                             8.00              8.86             0     2012
                                                            10.68              8.00             0     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.81            $19.85             0     2020
                                                            16.39             19.81             0     2019
                                                            17.80             16.39             0     2018
                                                            15.34             17.80             0     2017
                                                            14.12             15.34             0     2016
                                                            14.24             14.12             0     2015
                                                            13.32             14.24             0     2014
                                                            10.12             13.32             0     2013
                                                             8.83             10.12             0     2012
                                                             8.51              8.83             0     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.97            $ 6.97         7,232     2020
                                                             6.10              6.97        14,623     2019
                                                             8.10              6.10        17,229     2018
                                                             6.62              8.10        16,578     2017
                                                             6.83              6.62        61,053     2016
                                                             6.81              6.83        45,821     2015
                                                             7.45              6.81        45,501     2014
                                                             6.21              7.45        37,969     2013
                                                             5.56              6.21        87,693     2012
                                                             7.05              5.56        73,123     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.35            $36.16             0     2020
                                                            20.82             27.35             0     2019
                                                            20.80             20.82             0     2018
                                                            16.15             20.80             0     2017
                                                            16.14             16.15             0     2016
                                                            14.88             16.14             0     2015
                                                            13.37             14.88             0     2014
                                                             9.98             13.37             0     2013
                                                             8.74              9.98             0     2012
                                                             9.29              8.74             0     2011
----------------------------------------------------------------------------------------------------------

                                     B-50

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.90            $40.42         1,243     2020
                                                                                   20.22             26.90             0     2019
                                                                                   20.91             20.22             0     2018
                                                                                   15.98             20.91             0     2017
                                                                                   15.38             15.98             0     2016
                                                                                   15.97             15.38             0     2015
                                                                                   16.68             15.97         9,991     2014
                                                                                   11.73             16.68             0     2013
                                                                                   10.46             11.73             0     2012
                                                                                   10.26             10.46             0     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $20.17            $26.87             0     2020
                                                                                   15.18             20.17             0     2019
                                                                                   16.51             15.18             0     2018
                                                                                   13.34             16.51             0     2017
                                                                                   13.98             13.34             0     2016
                                                                                   13.84             13.98             0     2015
                                                                                   12.29             13.84             0     2014
                                                                                    9.71             12.29             0     2013
                                                                                    8.73              9.71             0     2012
                                                                                    9.05              8.73             0     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.25            $12.61        28,541     2020
                                                                                    9.81             11.25        11,344     2019
                                                                                   10.62              9.81        13,984     2018
                                                                                    9.97             10.62        14,555     2017
                                                                                    9.71              9.97        40,784     2016
                                                                                    9.87              9.71        32,537     2015
                                                                                    9.35              9.87        35,499     2014
                                                                                    8.47              9.35        48,384     2013
                                                                                    7.73              8.47        62,649     2012
                                                                                    7.87              7.73        69,690     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $19.80            $27.16             0     2020
   Series II Shares                                                                14.56             19.80             0     2019
                                                                                   15.89             14.56             0     2018
                                                                                   12.65             15.89             0     2017
                                                                                   12.67             12.65             0     2016
                                                                                   12.18             12.67             0     2015
                                                                                   11.81             12.18             0     2014
                                                                                    8.90             11.81             0     2013
                                                                                    7.83              8.90             0     2012
                                                                                    7.94              7.83             0     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $18.60            $23.17        11,699     2020
                                                                                   14.47             18.60         4,580     2019
                                                                                   17.09             14.47         5,982     2018
                                                                                   12.82             17.09        10,409     2017
                                                                                   13.12             12.82        13,450     2016
                                                                                   12.94             13.12        19,081     2015
                                                                                   12.97             12.94        24,064     2014
                                                                                   10.44             12.97        21,833     2013
                                                                                    8.83             10.44        30,774     2012
                                                                                    9.87              8.83        34,755     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-51

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $20.71            $23.03              0    2020
                                                                            16.08             20.71         21,357    2019
                                                                            17.89             16.08         28,080    2018
                                                                            15.68             17.89         24,690    2017
                                                                            14.41             15.68         36,849    2016
                                                                            14.29             14.41         26,000    2015
                                                                            13.23             14.29         33,029    2014
                                                                            10.29             13.23         42,723    2013
                                                                             9.03             10.29         62,103    2012
                                                                             9.26              9.03        137,162    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $19.61            $22.94          2,185    2020
   Series II Shares                                                         15.89             19.61          3,471    2019
                                                                            18.17             15.89          4,349    2018
                                                                            16.31             18.17          7,306    2017
                                                                            14.17             16.31         10,656    2016
                                                                            15.43             14.17         17,549    2015
                                                                            14.13             15.43         20,670    2014
                                                                            10.27             14.13         40,071    2013
                                                                             8.93             10.27         63,124    2012
                                                                             9.35              8.93         69,059    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.16            $30.86              0    2020
                                                                            16.57             22.16              0    2019
                                                                            17.58             16.57              0    2018
                                                                            14.12             17.58              0    2017
                                                                            14.11             14.12              0    2016
                                                                            13.74             14.11              0    2015
                                                                            12.96             13.74              0    2014
                                                                             9.45             12.96              0    2013
                                                                            10.00              9.45              0    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $24.02            $33.36              0    2020
                                                                            18.00             24.02              0    2019
                                                                            19.16             18.00              0    2018
                                                                            15.42             19.16              0    2017
                                                                            15.45             15.42              0    2016
                                                                            15.08             15.45              0    2015
                                                                            14.26             15.08              0    2014
                                                                            10.43             14.26              0    2013
                                                                             9.40             10.43              0    2012
                                                                            10.27              9.40              0    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $18.52            $17.91              0    2020
                                                                            15.15             18.52              0    2019
                                                                            17.68             15.15              0    2018
                                                                            15.38             17.68              0    2017
                                                                            13.44             15.38         22,409    2016
                                                                            14.65             13.44              0    2015
                                                                            13.73             14.65              0    2014
                                                                            10.35             13.73              0    2013
                                                                             8.90             10.35              0    2012
                                                                             9.29              8.90              0    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-52

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.69            $20.81             0     2020
                                                                      14.81             18.69        23,669     2019
                                                                      16.72             14.81        30,477     2018
                                                                      15.11             16.72        26,616     2017
                                                                      14.01             15.11        34,243     2016
                                                                      15.20             14.01             0     2015
                                                                      14.37             15.20             0     2014
                                                                      11.37             14.37             0     2013
                                                                      10.21             11.37             0     2012
                                                                      10.44             10.21             0     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.95            $17.11         1,859     2020
                                                                      13.59             15.95        14,645     2019
                                                                      15.40             13.59        14,803     2018
                                                                      14.21             15.40        15,059     2017
                                                                      12.65             14.21        15,410     2016
                                                                      13.28             12.65        17,190     2015
                                                                      12.49             13.28        12,916     2014
                                                                      10.22             12.49        13,913     2013
                                                                       9.30             10.22         3,847     2012
                                                                       9.63              9.30         4,202     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $13.97            $15.54             0     2020
                                                                      11.14             13.97         9,725     2019
                                                                      13.44             11.14        12,738     2018
                                                                      11.19             13.44        13,318     2017
                                                                      11.53             11.19        10,413     2016
                                                                      12.10             11.53        27,066     2015
                                                                      12.36             12.10        19,465     2014
                                                                      10.65             12.36        22,910     2013
                                                                       9.45             10.65        30,139     2012
                                                                      10.38              9.45        21,670     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.74            $13.13             0     2020
                                                                      10.01             12.74             0     2019
                                                                      12.69             10.01             0     2018
                                                                      11.07             12.69             0     2017
                                                                       9.60             11.07             0     2016
                                                                      10.99              9.60             0     2015
                                                                      10.56             10.99             0     2014
                                                                       8.10             10.56             0     2013
                                                                       7.04              8.10             0     2012
                                                                       7.45              7.04             0     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.01            $12.87         3,875     2020
                                                                      11.28             12.01        14,039     2019
                                                                      11.87             11.28        15,835     2018
                                                                      11.70             11.87        15,003     2017
                                                                      11.46             11.70        19,874     2016
                                                                      12.02             11.46         5,450     2015
                                                                      11.89             12.02        32,559     2014
                                                                      13.29             11.89        38,299     2013
                                                                      12.65             13.29        39,699     2012
                                                                      11.58             12.65        40,191     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-53

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.75            $21.95              0    2020
                                                                               14.90             18.75              0    2019
                                                                               16.33             14.90              0    2018
                                                                               14.67             16.33              0    2017
                                                                               12.15             14.67              0    2016
                                                                               13.33             12.15              0    2015
                                                                               12.97             13.33              0    2014
                                                                                9.33             12.97              0    2013
                                                                                8.43              9.33              0    2012
                                                                                8.85              8.43              0    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.74            $17.89              0    2020
                                                                               14.68             17.74          5,770    2019
                                                                               16.34             14.68          7,110    2018
                                                                               15.47             16.34          8,153    2017
                                                                               13.44             15.47         18,497    2016
                                                                               14.64             13.44              0    2015
                                                                               13.65             14.64              0    2014
                                                                               10.14             13.65              0    2013
                                                                                9.11             10.14              0    2012
                                                                                9.58              9.11              0    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $15.29            $18.05         88,926    2020
                                                                               13.28             15.29        108,907    2019
                                                                               14.69             13.28        126,195    2018
                                                                               13.21             14.69        157,112    2017
                                                                               13.01             13.21        194,972    2016
                                                                               13.44             13.01        214,349    2015
                                                                               13.48             13.44        243,892    2014
                                                                               12.05             13.48        271,202    2013
                                                                               11.20             12.05        336,514    2012
                                                                               11.89             11.20        388,307    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $24.29            $34.07              0    2020
                                                                               18.77             24.29              0    2019
                                                                               18.68             18.77              0    2018
                                                                               14.78             18.68              0    2017
                                                                               14.05             14.78              0    2016
                                                                               14.01             14.05              0    2015
                                                                               12.57             14.01              0    2014
                                                                                9.62             12.57              0    2013
                                                                                8.57              9.62              0    2012
                                                                                8.56              8.57              0    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.64            $21.47         16,348    2020
                                                                               12.91             16.64          6,131    2019
                                                                               13.53             12.91          8,104    2018
                                                                               10.40             13.53         16,330    2017
                                                                               10.00             10.40              0    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.97            $12.73              0    2020
                                                                                9.78             11.97              0    2019
                                                                               12.02              9.78              0    2018
                                                                                9.66             12.02              0    2017
                                                                               10.00              9.66              0    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-54

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.23            $12.20          4,078    2020
                                                                       11.67             12.23         11,066    2019
                                                                       11.95             11.67         15,128    2018
                                                                       11.81             11.95          7,412    2017
                                                                       11.08             11.81          9,819    2016
                                                                       11.45             11.08         11,266    2015
                                                                       11.64             11.45         27,429    2014
                                                                       11.46             11.64         31,504    2013
                                                                       10.92             11.46         27,784    2012
                                                                       10.88             10.92              0    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $18.04            $18.60              0    2020
                                                                       16.16             18.04              0    2019
                                                                       17.11             16.16              0    2018
                                                                       16.42             17.11              0    2017
                                                                       14.66             16.42              0    2016
                                                                       15.40             14.66              0    2015
                                                                       15.38             15.40              0    2014
                                                                       14.73             15.38              0    2013
                                                                       13.18             14.73              0    2012
                                                                       12.84             13.18              0    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $24.75            $31.10          1,580    2020
                                                                       18.95             24.75              0    2019
                                                                       18.71             18.95              0    2018
                                                                       14.95             18.71              0    2017
                                                                       14.78             14.95              0    2016
                                                                       14.24             14.78              0    2015
                                                                       13.30             14.24              0    2014
                                                                        9.74             13.30              0    2013
                                                                        8.51              9.74              0    2012
                                                                       10.06              8.51         36,074    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.42            $23.19         63,072    2020
                                                                       16.00             19.42         75,851    2019
                                                                       17.12             16.00         89,447    2018
                                                                       15.07             17.12         92,437    2017
                                                                       14.40             15.07        102,282    2016
                                                                       14.68             14.40        110,048    2015
                                                                       13.64             14.68        124,319    2014
                                                                       11.69             13.64        188,918    2013
                                                                       10.41             11.69        162,486    2012
                                                                       11.07             10.41        205,572    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $21.72            $27.66            326    2020
                                                                       16.92             21.72          5,111    2019
                                                                       18.53             16.92          6,695    2018
                                                                       15.58             18.53         11,966    2017
                                                                       14.79             15.58         11,076    2016
                                                                       15.06             14.79         50,587    2015
                                                                       13.79             15.06         62,913    2014
                                                                       10.77             13.79         88,612    2013
                                                                        9.48             10.77        128,359    2012
                                                                        9.97              9.48              0    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-55

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.83            $28.47             0     2020
                                                                         17.20             21.83             0     2019
                                                                         18.54             17.20             0     2018
                                                                         15.35             18.54             0     2017
                                                                         15.29             15.35             0     2016
                                                                         15.48             15.29             0     2015
                                                                         14.30             15.48             0     2014
                                                                         10.58             14.30             0     2013
                                                                          8.85             10.58             0     2012
                                                                          9.30              8.85             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.14            $17.84        19,804     2020
                                                                         13.79             17.14         5,958     2019
                                                                         15.41             13.79         7,614     2018
                                                                         13.99             15.41         8,650     2017
                                                                         12.15             13.99             0     2016
                                                                         12.97             12.15        25,806     2015
                                                                         12.23             12.97        30,394     2014
                                                                          9.78             12.23        45,978     2013
                                                                          8.55              9.78        65,083     2012
                                                                          8.68              8.55             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.37            $21.44             0     2020
                                                                         16.06             20.37             0     2019
                                                                         18.09             16.06             0     2018
                                                                         15.86             18.09             0     2017
                                                                         14.00             15.86             0     2016
                                                                         14.69             14.00             0     2015
                                                                         13.63             14.69             0     2014
                                                                         10.46             13.63             0     2013
                                                                          9.04             10.46             0     2012
                                                                          9.12              9.04             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.31            $51.51         5,214     2020
                                                                         22.78             31.31           438     2019
                                                                         20.76             22.78             0     2018
                                                                         15.82             20.76             0     2017
                                                                         16.17             15.82             0     2016
                                                                         15.69             16.17        19,308     2015
                                                                         14.33             15.69        10,074     2014
                                                                         10.65             14.33        13,147     2013
                                                                         10.00             10.65        19,967     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $26.62            $37.38             0     2020
                                                                         20.32             26.62             0     2019
                                                                         20.87             20.32             0     2018
                                                                         15.83             20.87             0     2017
                                                                         16.09             15.83             0     2016
                                                                         15.39             16.09             0     2015
                                                                         14.18             15.39             0     2014
                                                                         10.66             14.18             0     2013
                                                                          9.53             10.66             0     2012
                                                                          9.74              9.53             0     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-56

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.63            $13.48          18,468   2020
                                                                  11.80             12.63          26,704   2019
                                                                  12.16             11.80          30,399   2018
                                                                  11.96             12.16          50,999   2017
                                                                  11.70             11.96          68,020   2016
                                                                  12.07             11.70          64,000   2015
                                                                  11.68             12.07          45,582   2014
                                                                  12.20             11.68          62,469   2013
                                                                  11.81             12.20          78,106   2012
                                                                  11.28             11.81               0   2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.80            $21.67             420   2020
                                                                  15.60             18.80           9,528   2019
                                                                  18.72             15.60          11,619   2018
                                                                  15.88             18.72          11,915   2017
                                                                  14.51             15.88          18,047   2016
                                                                  15.08             14.51          17,087   2015
                                                                  14.54             15.08          36,782   2014
                                                                  10.94             14.54          38,993   2013
                                                                   9.77             10.94          58,700   2012
                                                                  11.20              9.77               0   2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.02            $19.04               0   2020
                                                                  13.74             18.02               0   2019
                                                                  17.03             13.74               0   2018
                                                                  14.62             17.03               0   2017
                                                                  13.68             14.62               0   2016
                                                                  14.45             13.68               0   2015
                                                                  13.87             14.45               0   2014
                                                                  10.90             13.87               0   2013
                                                                   8.77             10.90               0   2012
                                                                   9.86              8.77               0   2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.98            $14.18           3,552   2020
                                                                  11.07             12.98           4,187   2019
                                                                  12.53             11.07           4,975   2018
                                                                  11.44             12.53          25,551   2017
                                                                  10.34             11.44          26,629   2016
                                                                  11.27             10.34          28,779   2015
                                                                  11.20             11.27          39,237   2014
                                                                   9.26             11.20          41,226   2013
                                                                   8.21              9.26          44,512   2012
                                                                   8.52              8.21          47,687   2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $16.38            $16.13         212,475   2020
                                                                  14.43             16.38         252,048   2019
                                                                  15.42             14.43         304,023   2018
                                                                  14.37             15.42         378,004   2017
                                                                  12.89             14.37         441,114   2016
                                                                  14.18             12.89         558,068   2015
                                                                  13.86             14.18         665,777   2014
                                                                  12.44             13.86         741,743   2013
                                                                  11.29             12.44         900,106   2012
                                                                  11.27             11.29       1,048,230   2011
----------------------------------------------------------------------------------------------------------------

                                     B-57

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.36            $14.26             0     2020
                                                                        12.81             15.36             0     2019
                                                                        14.41             12.81             0     2018
                                                                        13.59             14.41             0     2017
                                                                        11.98             13.59             0     2016
                                                                        12.88             11.98             0     2015
                                                                        12.30             12.88             0     2014
                                                                         9.80             12.30             0     2013
                                                                         8.77              9.80             0     2012
                                                                         9.06              8.77        35,356     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.67            $12.08             0     2020
                                                                        10.37             11.67             0     2019
                                                                        12.45             10.37             0     2018
                                                                        10.74             12.45             0     2017
                                                                        10.02             10.74             0     2016
                                                                        10.95             10.02             0     2015
                                                                        11.52             10.95             0     2014
                                                                         9.01             11.52             0     2013
                                                                         7.61              9.01             0     2012
                                                                         8.36              7.61             0     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.82            $ 8.65        83,918     2020
                                                                         8.85              8.82        15,913     2019
                                                                         8.92              8.85        15,737     2018
                                                                         9.07              8.92        29,031     2017
                                                                         9.27              9.07        49,207     2016
                                                                         9.48              9.27        21,350     2015
                                                                         9.69              9.48        54,571     2014
                                                                         9.91              9.69        18,779     2013
                                                                        10.00              9.91        42,830     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.41            $24.99        35,135     2020
                                                                        18.74             22.41        43,352     2019
                                                                        19.08             18.74        49,656     2018
                                                                        16.51             19.08        60,909     2017
                                                                        16.18             16.51        58,468     2016
                                                                        16.48             16.18        61,617     2015
                                                                        15.57             16.48        55,401     2014
                                                                        13.29             15.57        64,561     2013
                                                                        11.98             13.29        61,883     2012
                                                                        12.09             11.98        65,474     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $31.18            $42.40             0     2020
                                                                        23.30             31.18             0     2019
                                                                        23.42             23.30             0     2018
                                                                        18.42             23.42             0     2017
                                                                        18.48             18.42         9,353     2016
                                                                        16.88             18.48        10,131     2015
                                                                        15.91             16.88        14,061     2014
                                                                        12.43             15.91        17,798     2013
                                                                        10.26             12.43        25,758     2012
                                                                        11.27             10.26        19,906     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-58

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.59            $24.85             0     2020
                                                                        17.69             21.59             0     2019
                                                                        19.79             17.69             0     2018
                                                                        17.44             19.79             0     2017
                                                                        17.67             17.44             0     2016
                                                                        18.42             17.67             0     2015
                                                                        15.69             18.42             0     2014
                                                                        10.89             15.69             0     2013
                                                                         9.40             10.89             0     2012
                                                                         9.40              9.40             0     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.46            $20.46         3,001     2020
                                                                        15.14             19.46         3,022     2019
                                                                        16.30             15.14         3,431     2018
                                                                        14.00             16.30         8,096     2017
                                                                        12.47             14.00         8,647     2016
                                                                        13.34             12.47        11,017     2015
                                                                        12.02             13.34         5,586     2014
                                                                         9.78             12.02         7,717     2013
                                                                         8.77              9.78        17,008     2012
                                                                         8.32              8.77        17,652     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.13            $13.52             0     2020
                                                                        10.42             13.13             0     2019
                                                                        11.69             10.42             0     2018
                                                                        10.41             11.69             0     2017
                                                                         9.42             10.41             0     2016
                                                                         9.92              9.42             0     2015
                                                                        10.00              9.92             0     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.85            $25.39             0     2020
                                                                        17.80             22.85             0     2019
                                                                        19.31             17.80             0     2018
                                                                        16.05             19.31             0     2017
                                                                        15.15             16.05             0     2016
                                                                        15.49             15.15             0     2015
                                                                        14.31             15.49             0     2014
                                                                        11.11             14.31             0     2013
                                                                         9.56             11.11             0     2012
                                                                        10.01              9.56             0     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.51            $17.68         9,713     2020
                                                                        14.05             16.51        24,111     2019
                                                                        15.27             14.05        29,747     2018
                                                                        13.93             15.27        45,546     2017
                                                                        13.09             13.93        50,466     2016
                                                                        13.46             13.09        56,557     2015
                                                                        12.72             13.46        50,203     2014
                                                                        10.95             12.72        54,870     2013
                                                                        10.10             10.95        68,667     2012
                                                                        10.16             10.10        68,638     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-59

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $24.23            $25.03             0     2020
                                                                              19.85             24.23             0     2019
                                                                              20.14             19.85             0     2018
                                                                              17.99             20.14             0     2017
                                                                              16.53             17.99             0     2016
                                                                              19.83             16.53             0     2015
                                                                              18.03             19.83             0     2014
                                                                              15.33             18.03             0     2013
                                                                              13.85             15.33             0     2012
                                                                              13.30             13.85             0     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.84            $20.13             0     2020
   Service Class Shares                                                       12.34             16.84             0     2019
                                                                              12.54             12.34             0     2018
                                                                              10.01             12.54             0     2017
                                                                               9.67             10.01             0     2016
                                                                              10.00              9.67             0     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.98            $14.76             0     2020
                                                                              12.79             13.98             0     2019
                                                                              13.84             12.79             0     2018
                                                                              12.48             13.84             0     2017
                                                                              11.30             12.48             0     2016
                                                                              12.72             11.30             0     2015
                                                                              12.95             12.72             0     2014
                                                                              13.23             12.95             0     2013
                                                                              11.78             13.23             0     2012
                                                                              11.82             11.78             0     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.96            $17.54         3,347     2020
                                                                              15.12             16.96         8,496     2019
                                                                              15.88             15.12         7,548     2018
                                                                              15.23             15.88         5,577     2017
                                                                              13.85             15.23         7,644     2016
                                                                              14.39             13.85        22,648     2015
                                                                              14.24             14.39        16,489     2014
                                                                              13.77             14.24        12,894     2013
                                                                              12.32             13.77        15,425     2012
                                                                              12.19             12.32        24,988     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.78            $21.56         6,911     2020
                                                                              16.95             18.78         7,088     2019
                                                                              17.75             16.95         6,417     2018
                                                                              16.66             17.75         5,003     2017
                                                                              16.92             16.66         7,014     2016
                                                                              17.54             16.92             0     2015
                                                                              14.46             17.54             0     2014
                                                                              16.99             14.46             0     2013
                                                                              16.63             16.99             0     2012
                                                                              13.30             16.63             0     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-60

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.30            $11.38         21,810    2020
                                                                 11.10             11.30          8,963    2019
                                                                 11.32             11.10          9,662    2018
                                                                 11.42             11.32          7,823    2017
                                                                 11.51             11.42         10,158    2016
                                                                 11.73             11.51         27,163    2015
                                                                 11.90             11.73         86,814    2014
                                                                 12.18             11.90         92,149    2013
                                                                 11.77             12.18        104,450    2012
                                                                 11.90             11.77        103,852    2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.69            $15.60         13,310    2020
                                                                 13.86             14.69         23,541    2019
                                                                 14.25             13.86         29,101    2018
                                                                 13.88             14.25         43,585    2017
                                                                 13.83             13.88         58,645    2016
                                                                 14.07             13.83         67,719    2015
                                                                 13.80             14.07         44,638    2014
                                                                 14.39             13.80         59,466    2013
                                                                 13.43             14.39         66,325    2012
                                                                 13.25             13.43         76,162    2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $36.01            $51.05              0    2020
                                                                 26.90             36.01              0    2019
                                                                 28.02             26.90              0    2018
                                                                 21.85             28.02              0    2017
                                                                 21.08             21.85              0    2016
                                                                 19.91             21.08              0    2015
                                                                 17.33             19.91              0    2014
                                                                 13.17             17.33              0    2013
                                                                 11.53             13.17              0    2012
                                                                 11.54             11.53              0    2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.90            $12.46              0    2020
                                                                 11.20             11.90              0    2019
                                                                 11.62             11.20              0    2018
                                                                 11.51             11.62              0    2017
                                                                 11.43             11.51              0    2016
                                                                 11.73             11.43              0    2015
                                                                 11.41             11.73              0    2014
                                                                 11.83             11.41              0    2013
                                                                 11.44             11.83              0    2012
                                                                 10.91             11.44              0    2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $27.38            $35.77              0    2020
                                                                 20.38             27.38              0    2019
                                                                 21.41             20.38              0    2018
                                                                 17.06             21.41              0    2017
                                                                 17.02             17.06              0    2016
                                                                 16.85             17.02              0    2015
                                                                 15.11             16.85              0    2014
                                                                 11.45             15.11              0    2013
                                                                  9.69             11.45              0    2012
                                                                  9.86              9.69              0    2011
---------------------------------------------------------------------------------------------------------------

                                     B-61

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $21.44            $19.87           2,539   2020
                                                                17.37             21.44           3,200   2019
                                                                18.84             17.37           3,948   2018
                                                                18.20             18.84           4,703   2017
                                                                17.23             18.20           6,472   2016
                                                                16.85             17.23           7,400   2015
                                                                13.06             16.85           9,396   2014
                                                                13.02             13.06          21,069   2013
                                                                11.40             13.02           8,296   2012
                                                                10.61             11.40           9,236   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $23.29            $26.86               0   2020
                                                                18.17             23.29               0   2019
                                                                19.50             18.17               0   2018
                                                                16.41             19.50               0   2017
                                                                15.03             16.41               0   2016
                                                                15.21             15.03               0   2015
                                                                13.73             15.21               0   2014
                                                                10.64             13.73               0   2013
                                                                 9.40             10.64               0   2012
                                                                 9.45              9.40               0   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.24            $22.67               0   2020
                                                                16.41             20.24               0   2019
                                                                18.58             16.41               0   2018
                                                                16.86             18.58               0   2017
                                                                13.92             16.86               0   2016
                                                                14.85             13.92               0   2015
                                                                14.63             14.85               0   2014
                                                                10.93             14.63               0   2013
                                                                 9.75             10.93               0   2012
                                                                 9.67              9.75               0   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.02            $14.56         351,350   2020
                                                                12.41             14.02         436,487   2019
                                                                13.59             12.41         535,551   2018
                                                                12.05             13.59         646,232   2017
                                                                11.62             12.05         761,284   2016
                                                                12.04             11.62         899,556   2015
                                                                11.72             12.04       1,075,172   2014
                                                                10.45             11.72       1,223,905   2013
                                                                 9.52             10.45       1,592,801   2012
                                                                10.04              9.52       1,812,067   2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $22.43            $26.91               0   2020
                                                                17.41             22.43               0   2019
                                                                18.43             17.41               0   2018
                                                                15.71             18.43               0   2017
                                                                14.70             15.71               0   2016
                                                                15.38             14.70               0   2015
                                                                13.95             15.38               0   2014
                                                                10.65             13.95               0   2013
                                                                 9.40             10.65               0   2012
                                                                 9.90              9.40               0   2011
--------------------------------------------------------------------------------------------------------------

                                     B-62

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $21.84            $27.86             0     2020
                                                             17.39             21.84             0     2019
                                                             18.86             17.39             0     2018
                                                             14.87             18.86             0     2017
                                                             15.01             14.87             0     2016
                                                             14.50             15.01             0     2015
                                                             13.90             14.50             0     2014
                                                             10.99             13.90             0     2013
                                                             10.15             10.99             0     2012
                                                             10.87             10.15             0     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.19            $42.90             0     2020
                                                             21.70             28.19             0     2019
                                                             22.46             21.70             0     2018
                                                             16.87             22.46             0     2017
                                                             17.47             16.87             0     2016
                                                             16.09             17.47             0     2015
                                                             15.01             16.09             0     2014
                                                             11.20             15.01             0     2013
                                                              9.89             11.20             0     2012
                                                             10.12              9.89             0     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.09            $ 6.66         7,574     2020
                                                              5.65              6.09        22,527     2019
                                                              7.08              5.65        24,805     2018
                                                              7.28              7.08        19,457     2017
                                                              5.96              7.28        15,549     2016
                                                              8.57              5.96        10,262     2015
                                                             10.92              8.57         9,358     2014
                                                             10.17             10.92         8,552     2013
                                                             10.72             10.17        10,529     2012
                                                             13.59             10.72             0     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.01            $44.83             0     2020
                                                             23.89             32.01             0     2019
                                                             24.36             23.89             0     2018
                                                             18.50             24.36             0     2017
                                                             18.82             18.50             0     2016
                                                             18.99             18.82             0     2015
                                                             18.69             18.99             0     2014
                                                             13.66             18.69             0     2013
                                                             11.61             13.66             0     2012
                                                             12.56             11.61             0     2011
-----------------------------------------------------------------------------------------------------------

                                     B-63

  Lifetime Income Plus (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $10.38            $11.03             0     2020
                                                                                   10.00             10.38             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $10.56            $14.29             0     2020
                                                                                   10.00             10.56             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $10.62            $10.59             0     2020
                                                                                   10.00             10.62             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $10.60            $10.54           453     2020
                                                                                   10.00             10.60           254     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $10.83            $14.25             0     2020
                                                                                   10.00             10.83             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $10.27            $15.35           310     2020
                                                                                   10.00             10.27             0     2019
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $10.88            $14.42             0     2020
                                                                                   10.00             10.88             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.31            $11.50             0     2020
                                                                                   10.00             10.31             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $10.39            $14.17             0     2020
   Series II Shares                                                                10.00             10.39             0     2019
-                                                                           -----------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $10.63            $13.17         1,825     2020
                                                                                   10.00             10.63           169     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $10.59            $11.72             0     2020
                                                                                   10.00             10.59         1,101     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                       $10.80            $12.57           377     2020
   Series II Shares                                                                10.00             10.80           166     2019
-                                                                           -----------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $10.89            $15.09             0     2020
                                                                                   10.00             10.89             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                        $10.88            $15.03             0     2020
                                                                                   10.00             10.88             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $10.71            $10.31             0     2020
                                                                                   10.00             10.71             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $10.69            $11.84             0     2020
                                                                                   10.00             10.69         1,092     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $10.43            $11.12             0     2020
                                                                                   10.00             10.43             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $10.56            $11.68             0     2020
                                                                                   10.00             10.56           341     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $10.68            $10.95             0     2020
                                                                                   10.00             10.68             0     2019
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.08            $10.74           441     2020
                                                                                   10.00             10.08           434     2019
---------------------------------------------------------------------------------------------------------------------------------

                                     B-64

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.59            $12.33             0     2020
                                                                               10.00             10.59             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.59            $10.63             0     2020
                                                                               10.00             10.59           255     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.49            $12.32         4,049     2020
                                                                               10.00             10.49             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.28            $14.35             0     2020
                                                                               10.00             10.28             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.53            $13.52         2,472     2020
                                                                               10.00             10.53           256     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.77            $11.40             0     2020
                                                                               10.00             10.77             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.08            $10.00           472     2020
                                                                               10.00             10.08           349     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.23            $10.50             0     2020
                                                                               10.00             10.23             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.33            $12.91           363     2020
                                                                               10.00             10.33             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.63            $12.63             0     2020
                                                                               10.00             10.63             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.62            $13.45             0     2020
                                                                               10.00             10.62           255     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.65            $13.81             0     2020
                                                                               10.00             10.65             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.72            $11.11         3,011     2020
                                                                               10.00             10.72           251     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.96            $11.48             0     2020
                                                                               10.00             10.96             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.88            $17.80         1,349     2020
                                                                               10.00             10.88             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.76            $15.03             0     2020
                                                                               10.00             10.76             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.14            $10.77         2,197     2020
                                                                               10.00             10.14           862     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.35            $11.87             0     2020
                                                                               10.00             10.35           434     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.81            $11.36             0     2020
                                                                               10.00             10.81             0     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-65

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.44            $11.35             0     2020
                                                                              10.00             10.44             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.30            $10.09         2,095     2020
                                                                              10.00             10.30           488     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.57            $ 9.77             0     2020
                                                                              10.00             10.57             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.63            $10.94             0     2020
                                                                              10.00             10.63             0     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.95            $ 9.70             0     2020
                                                                              10.00              9.95             0     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.78             0     2020
                                                                              10.00             10.62             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.61             0     2020
                                                                              10.00             10.80             0     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.98            $12.58             0     2020
                                                                              10.00             10.98             0     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.69            $11.18             0     2020
                                                                              10.00             10.69             0     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.88             0     2020
                                                                              10.00             10.62             0     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.61            $11.73             0     2020
                                                                              10.00             10.61             0     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.15         2,980     2020
                                                                              10.00             10.46             0     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.80             0     2020
                                                                              10.00             10.51             0     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.02             0     2020
   Service Class Shares                                                       10.00             10.95             0     2019
-                                                                      -----------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.20            $10.71             0     2020
                                                                              10.00             10.20             0     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.54           449     2020
                                                                              10.00             10.24           345     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.16            $11.60         1,220     2020
                                                                              10.00             10.16           336     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.01            $10.03         2,352     2020
                                                                              10.00             10.01           262     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.10            $10.67         1,771     2020
                                                                              10.00             10.10           863     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-66

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $11.02            $15.54             0     2020
                                                                10.00             11.02             0     2019
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.09            $10.51             0     2020
                                                                10.00             10.09             0     2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.06            $14.38             0     2020
                                                                10.00             11.06             0     2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.44           506     2020
                                                                10.00             10.24           171     2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.80            $12.39             0     2020
                                                                10.00             10.80             0     2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.83             0     2020
                                                                10.00             10.61             0     2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.58        16,279     2020
                                                                10.00             10.24        10,619     2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.78            $12.86             0     2020
                                                                10.00             10.78             0     2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.69            $13.56             0     2020
                                                                10.00             10.69             0     2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.71            $16.21             0     2020
                                                                10.00             10.71             0     2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.72            $10.57           451     2020
                                                                10.00              9.72           375     2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.43            $14.53             0     2020
                                                                10.00             10.43             0     2019
--------------------------------------------------------------------------------------------------------------

                                     B-67

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.64            $14.56        37,534     2020
                                                            11.81             13.64        38,278     2019
                                                            12.92             11.81        38,854     2018
                                                            11.44             12.92        39,146     2017
                                                            11.21             11.44        39,881     2016
                                                            11.32             11.21        33,946     2015
                                                            10.82             11.32        15,402     2014
                                                             9.53             10.82        16,928     2013
                                                             8.60              9.53        26,371     2012
                                                             9.08              8.60        29,554     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.22            $20.68             0     2020
                                                            12.00             15.22             0     2019
                                                            13.65             12.00             0     2018
                                                            10.25             13.65             0     2017
                                                            10.58             10.25             0     2016
                                                            10.55             10.58             0     2015
                                                            10.30             10.55             0     2014
                                                             8.58             10.30             0     2013
                                                             7.76              8.58             0     2012
                                                            10.36              7.76             0     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.75            $17.77             0     2020
                                                            14.70             17.75             0     2019
                                                            15.98             14.70             0     2018
                                                            13.79             15.98             0     2017
                                                            12.71             13.79             0     2016
                                                            12.82             12.71             0     2015
                                                            12.01             12.82             0     2014
                                                             9.13             12.01             0     2013
                                                             7.97              9.13             0     2012
                                                             7.69              7.97             0     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.24            $ 6.23        12,660     2020
                                                             5.47              6.24        19,696     2019
                                                             7.26              5.47        21,183     2018
                                                             5.94              7.26        21,227     2017
                                                             6.13              5.94        66,250     2016
                                                             6.13              6.13        51,934     2015
                                                             6.71              6.13        46,347     2014
                                                             5.59              6.71        43,350     2013
                                                             5.01              5.59        74,392     2012
                                                             6.37              5.01        73,131     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.17            $35.87             0     2020
                                                            20.70             27.17             0     2019
                                                            20.71             20.70             0     2018
                                                            16.09             20.71             0     2017
                                                            16.09             16.09             0     2016
                                                            14.86             16.09             0     2015
                                                            13.36             14.86             0     2014
                                                             9.98             13.36             0     2013
                                                             8.75              9.98             0     2012
                                                             9.31              8.75             0     2011
----------------------------------------------------------------------------------------------------------

                                     B-68

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $28.53            $42.82         1,855     2020
                                                                                   21.47             28.53             0     2019
                                                                                   22.22             21.47             0     2018
                                                                                   17.00             22.22             0     2017
                                                                                   16.38             17.00             0     2016
                                                                                   17.03             16.38             0     2015
                                                                                   17.80             17.03         8,519     2014
                                                                                   12.54             17.80             0     2013
                                                                                   11.18             12.54             0     2012
                                                                                   10.98             11.18             0     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.40            $25.83             0     2020
                                                                                   14.62             19.40             0     2019
                                                                                   15.91             14.62             0     2018
                                                                                   12.88             15.91             0     2017
                                                                                   13.51             12.88             0     2016
                                                                                   13.39             13.51             0     2015
                                                                                   11.90             13.39             0     2014
                                                                                    9.41             11.90             0     2013
                                                                                    8.46              9.41             0     2012
                                                                                    8.78              8.46             0     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.28            $11.51        25,294     2020
                                                                                    8.98             10.28        30,213     2019
                                                                                    9.73              8.98        30,114     2018
                                                                                    9.14              9.73        31,496     2017
                                                                                    8.91              9.14        32,287     2016
                                                                                    9.07              8.91        11,970     2015
                                                                                    8.59              9.07        13,821     2014
                                                                                    7.80              8.59        15,461     2013
                                                                                    7.12              7.80        16,600     2012
                                                                                    7.26              7.12        18,103     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.29            $27.81             0     2020
   Series II Shares                                                                14.94             20.29             0     2019
                                                                                   16.33             14.94             0     2018
                                                                                   13.01             16.33             0     2017
                                                                                   13.04             13.01             0     2016
                                                                                   12.55             13.04             0     2015
                                                                                   12.17             12.55             0     2014
                                                                                    9.19             12.17             0     2013
                                                                                    8.10              9.19             0     2012
                                                                                    8.22              8.10             0     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.38            $21.62        18,269     2020
                                                                                   13.53             17.38         4,699     2019
                                                                                   16.00             13.53         5,722     2018
                                                                                   12.01             16.00        12,800     2017
                                                                                   12.31             12.01        14,045     2016
                                                                                   12.15             12.31        20,749     2015
                                                                                   12.19             12.15        23,442     2014
                                                                                    9.83             12.19        19,506     2013
                                                                                    8.31              9.83        22,110     2012
                                                                                    9.30              8.31        26,024     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-69

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $19.10            $21.22              0    2020
                                                                            14.84             19.10         27,869    2019
                                                                            16.53             14.84         33,589    2018
                                                                            14.51             16.53         30,685    2017
                                                                            13.34             14.51         38,587    2016
                                                                            13.24             13.34         28,623    2015
                                                                            12.28             13.24         32,496    2014
                                                                             9.56             12.28         38,652    2013
                                                                             8.39              9.56         45,393    2012
                                                                             8.62              8.39        103,702    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $19.56            $22.86          3,742    2020
   Series II Shares                                                         15.87             19.56          4,535    2019
                                                                            18.16             15.87          5,201    2018
                                                                            16.32             18.16          8,387    2017
                                                                            14.19             16.32         10,314    2016
                                                                            15.47             14.19         17,852    2015
                                                                            14.18             15.47         18,721    2014
                                                                            10.32             14.18         34,311    2013
                                                                             8.98             10.32         43,419    2012
                                                                             9.41              8.98         50,253    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $21.97            $30.55              0    2020
                                                                            16.44             21.97              0    2019
                                                                            17.46             16.44              0    2018
                                                                            14.04             17.46              0    2017
                                                                            14.05             14.04              0    2016
                                                                            13.69             14.05              0    2015
                                                                            12.92             13.69              0    2014
                                                                             9.44             12.92              0    2013
                                                                            10.00              9.44              0    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $16.78            $16.21              0    2020
                                                                            13.74             16.78              0    2019
                                                                            16.05             13.74              0    2018
                                                                            13.97             16.05              0    2017
                                                                            12.23             13.97         23,883    2016
                                                                            13.34             12.23              0    2015
                                                                            12.51             13.34              0    2014
                                                                             9.44             12.51          1,513    2013
                                                                             8.13              9.44          1,800    2012
                                                                             8.50              8.13          3,667    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                         $17.10            $19.02              0    2020
                                                                            13.57             17.10         31,149    2019
                                                                            15.33             13.57         36,704    2018
                                                                            13.86             15.33         33,228    2017
                                                                            12.87             13.86         36,233    2016
                                                                            13.98             12.87              0    2015
                                                                            13.23             13.98              0    2014
                                                                            10.48             13.23              0    2013
                                                                             9.42             10.48              0    2012
                                                                             9.64              9.42              0    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-70

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.75            $16.87        10,606     2020
                                                                               13.43             15.75        10,769     2019
                                                                               15.23             13.43        11,698     2018
                                                                               14.07             15.23        11,927     2017
                                                                               12.54             14.07        18,966     2016
                                                                               13.18             12.54        18,091     2015
                                                                               12.40             13.18        12,124     2014
                                                                               10.16             12.40         7,734     2013
                                                                                9.26             10.16         6,641     2012
                                                                                9.60              9.26        14,278     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $12.71            $14.12             0     2020
                                                                               10.14             12.71        12,908     2019
                                                                               12.24             10.14        15,423     2018
                                                                               10.21             12.24        16,783     2017
                                                                               10.52             10.21        11,184     2016
                                                                               11.06             10.52        30,229     2015
                                                                               11.31             11.06        19,454     2014
                                                                                9.75             11.31        23,055     2013
                                                                                8.66              9.75        24,386     2012
                                                                                9.53              8.66        20,668     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.88            $12.22             0     2020
                                                                                9.34             11.88             0     2019
                                                                               11.86              9.34             0     2018
                                                                               10.35             11.86             0     2017
                                                                                8.99             10.35             0     2016
                                                                               10.30              8.99             0     2015
                                                                                9.91             10.30             0     2014
                                                                                7.61              9.91             0     2013
                                                                                6.62              7.61             0     2012
                                                                                7.01              6.62             0     2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.61            $12.43         6,277     2020
                                                                               10.91             11.61        17,403     2019
                                                                               11.50             10.91        17,998     2018
                                                                               11.35             11.50        17,782     2017
                                                                               11.13             11.35        20,003     2016
                                                                               11.68             11.13         5,833     2015
                                                                               11.57             11.68        30,833     2014
                                                                               12.94             11.57        33,413     2013
                                                                               12.34             12.94        27,716     2012
                                                                               11.30             12.34        29,159     2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.74            $21.90             0     2020
                                                                               14.91             18.74             0     2019
                                                                               16.35             14.91             0     2018
                                                                               14.70             16.35             0     2017
                                                                               12.19             14.70             0     2016
                                                                               13.38             12.19             0     2015
                                                                               13.04             13.38             0     2014
                                                                                9.39             13.04             0     2013
                                                                                8.49              9.39             0     2012
                                                                                8.92              8.49             0     2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-71

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $15.77            $15.89              0    2020
                                                                          13.07             15.77          7,811    2019
                                                                          14.56             13.07          8,802    2018
                                                                          13.80             14.56         10,455    2017
                                                                          12.00             13.80         20,111    2016
                                                                          13.08             12.00              0    2015
                                                                          12.21             13.08              0    2014
                                                                           9.08             12.21              0    2013
                                                                           8.17              9.08              0    2012
                                                                           8.60              8.17              0    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.49            $17.08         81,429    2020
                                                                          12.59             14.49         98,599    2019
                                                                          13.95             12.59        126,312    2018
                                                                          12.55             13.95        155,029    2017
                                                                          12.38             12.55        209,070    2016
                                                                          12.80             12.38        263,056    2015
                                                                          12.85             12.80        304,464    2014
                                                                          11.49             12.85        382,775    2013
                                                                          10.70             11.49        424,832    2012
                                                                          11.36             10.70        432,836    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $23.67            $33.17              0    2020
                                                                          18.31             23.67              0    2019
                                                                          18.24             18.31              0    2018
                                                                          14.44             18.24              0    2017
                                                                          13.75             14.44              0    2016
                                                                          13.72             13.75              0    2015
                                                                          12.33             13.72              0    2014
                                                                           9.44             12.33              0    2013
                                                                           8.42              9.44              0    2012
                                                                           8.42              8.42              0    2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.58            $21.37         25,659    2020
                                                                          12.88             16.58          7,414    2019
                                                                          13.51             12.88          8,978    2018
                                                                          10.39             13.51         18,728    2017
                                                                          10.00             10.39              0    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.92            $12.67              0    2020
                                                                           9.75             11.92              0    2019
                                                                          12.00              9.75              0    2018
                                                                           9.65             12.00             87    2017
                                                                          10.00              9.65            115    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.84            $11.80          8,860    2020
                                                                          11.32             11.84         16,023    2019
                                                                          11.59             11.32         19,506    2018
                                                                          11.47             11.59          8,897    2017
                                                                          10.78             11.47         10,005    2016
                                                                          11.14             10.78         12,047    2015
                                                                          11.34             11.14         25,870    2014
                                                                          11.18             11.34         28,697    2013
                                                                          10.66             11.18         20,525    2012
                                                                          10.64             10.66          2,201    2011
------------------------------------------------------------------------------------------------------------------------

                                     B-72

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $16.91            $17.42             0     2020
                                                                         15.17             16.91             0     2019
                                                                         16.08             15.17             0     2018
                                                                         15.44             16.08             0     2017
                                                                         13.80             15.44             0     2016
                                                                         14.52             13.80             0     2015
                                                                         14.51             14.52             0     2014
                                                                         13.91             14.51             0     2013
                                                                         12.46             13.91             0     2012
                                                                         12.15             12.46             0     2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $23.69            $29.74         2,600     2020
                                                                         18.16             23.69             0     2019
                                                                         17.95             18.16             0     2018
                                                                         14.35             17.95             0     2017
                                                                         14.21             14.35             0     2016
                                                                         13.70             14.21             0     2015
                                                                         12.81             13.70             0     2014
                                                                          9.39             12.81             0     2013
                                                                          8.21              9.39             0     2012
                                                                          9.72              8.21        26,367     2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.41            $21.97        51,418     2020
                                                                         15.19             18.41        50,936     2019
                                                                         16.27             15.19        56,816     2018
                                                                         14.34             16.27        62,504     2017
                                                                         13.72             14.34        79,247     2016
                                                                         13.99             13.72        69,673     2015
                                                                         13.02             13.99        74,010     2014
                                                                         11.17             13.02        77,814     2013
                                                                          9.96             11.17        86,643     2012
                                                                         10.60              9.96        95,435     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $20.86            $26.54           505     2020
                                                                         16.26             20.86         6,550     2019
                                                                         17.83             16.26         7,952     2018
                                                                         15.01             17.83        14,316     2017
                                                                         14.26             15.01        11,245     2016
                                                                         14.54             14.26        53,485     2015
                                                                         13.33             14.54        59,337     2014
                                                                         10.42             13.33        78,470     2013
                                                                          9.18             10.42        91,764     2012
                                                                          9.66              9.18         3,188     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.27            $27.71             0     2020
                                                                         16.77             21.27             0     2019
                                                                         18.10             16.77             0     2018
                                                                         15.00             18.10             0     2017
                                                                         14.95             15.00             0     2016
                                                                         15.15             14.95             0     2015
                                                                         14.01             15.15             0     2014
                                                                         10.38             14.01             0     2013
                                                                          8.69             10.38             0     2012
                                                                          9.14              8.69             0     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-73

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $15.43            $16.04        34,391     2020
                                                                  12.42             15.43         7,963     2019
                                                                  13.91             12.42         9,305     2018
                                                                  12.63             13.91        11,000     2017
                                                                  10.98             12.63            43     2016
                                                                  11.74             10.98        28,995     2015
                                                                  11.08             11.74        30,590     2014
                                                                   8.87             11.08        44,069     2013
                                                                   7.76              8.87        50,247     2012
                                                                   7.89              7.76         3,085     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.97            $19.94             0     2020
                                                                  14.97             18.97             0     2019
                                                                  16.87             14.97             0     2018
                                                                  14.81             16.87             0     2017
                                                                  13.09             14.81             0     2016
                                                                  13.75             13.09             0     2015
                                                                  12.76             13.75             0     2014
                                                                   9.80             12.76             0     2013
                                                                   8.49              9.80             0     2012
                                                                   8.57              8.49             0     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $31.05            $51.04         7,752     2020
                                                                  22.62             31.05             0     2019
                                                                  20.64             22.62             0     2018
                                                                  15.74             20.64            50     2017
                                                                  16.10             15.74            70     2016
                                                                  15.64             16.10        19,786     2015
                                                                  14.30             15.64         9,208     2014
                                                                  10.64             14.30        11,043     2013
                                                                  10.00             10.64        13,601     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $25.76            $36.13             0     2020
                                                                  19.68             25.76             0     2019
                                                                  20.23             19.68             0     2018
                                                                  15.36             20.23             0     2017
                                                                  15.63             15.36             0     2016
                                                                  14.97             15.63             0     2015
                                                                  13.80             14.97             0     2014
                                                                  10.39             13.80             0     2013
                                                                   9.29             10.39             0     2012
                                                                   9.51              9.29             0     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.46            $13.29        29,288     2020
                                                                  11.66             12.46        32,408     2019
                                                                  12.03             11.66        33,893     2018
                                                                  11.84             12.03        60,090     2017
                                                                  11.60             11.84        68,115     2016
                                                                  11.97             11.60        67,324     2015
                                                                  11.60             11.97        42,220     2014
                                                                  12.13             11.60        54,632     2013
                                                                  11.76             12.13        54,484     2012
                                                                  11.24             11.76         2,010     2011
----------------------------------------------------------------------------------------------------------------

                                     B-74

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.84            $21.70              0    2020
                                                             15.66             18.84         10,866    2019
                                                             18.81             15.66         12,159    2018
                                                             15.97             18.81         13,583    2017
                                                             14.60             15.97         17,454    2016
                                                             15.19             14.60         17,336    2015
                                                             14.67             15.19         33,211    2014
                                                             11.05             14.67         32,905    2013
                                                              9.87             11.05         40,059    2012
                                                             11.33              9.87          1,150    2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $16.82            $17.75              0    2020
                                                             12.84             16.82              0    2019
                                                             15.93             12.84              0    2018
                                                             13.69             15.93              0    2017
                                                             12.82             13.69              0    2016
                                                             13.56             12.82              0    2015
                                                             13.03             13.56              0    2014
                                                             10.24             13.03              0    2013
                                                              8.25             10.24              0    2012
                                                              9.28              8.25              0    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.82            $13.99        110,914    2020
                                                             10.94             12.82        149,680    2019
                                                             12.40             10.94        175,665    2018
                                                             11.33             12.40        192,141    2017
                                                             10.25             11.33        212,701    2016
                                                             11.18             10.25        239,810    2015
                                                             11.13             11.18        299,654    2014
                                                              9.20             11.13        324,283    2013
                                                              8.17              9.20        349,934    2012
                                                              8.49              8.17        389,162    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $14.65            $14.42        144,705    2020
                                                             12.92             14.65        195,358    2019
                                                             13.83             12.92        251,323    2018
                                                             12.90             13.83        308,214    2017
                                                             11.58             12.90        348,497    2016
                                                             12.75             11.58        418,786    2015
                                                             12.48             12.75        491,898    2014
                                                             11.21             12.48        621,839    2013
                                                             10.18             11.21        667,598    2012
                                                             10.18             10.18        710,454    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $13.95            $12.94              0    2020
                                                             11.65             13.95              0    2019
                                                             13.12             11.65              0    2018
                                                             12.39             13.12              0    2017
                                                             10.93             12.39              0    2016
                                                             11.76             10.93              0    2015
                                                             11.24             11.76              0    2014
                                                              8.97             11.24              0    2013
                                                              8.04              8.97              0    2012
                                                              8.31              8.04         27,162    2011
-----------------------------------------------------------------------------------------------------------

                                     B-75

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.50            $10.85              0    2020
                                                                         9.33             10.50              0    2019
                                                                        11.22              9.33              0    2018
                                                                         9.69             11.22              0    2017
                                                                         9.05              9.69              0    2016
                                                                         9.90              9.05              0    2015
                                                                        10.43              9.90              0    2014
                                                                         8.16             10.43              0    2013
                                                                         6.90              8.16              0    2012
                                                                         7.59              6.90              0    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.75            $ 8.57              0    2020
                                                                         8.79              8.75              0    2019
                                                                         8.87              8.79         53,117    2018
                                                                         9.03              8.87         22,811    2017
                                                                         9.24              9.03         19,351    2016
                                                                         9.46              9.24         17,104    2015
                                                                         9.68              9.46        127,885    2014
                                                                         9.91              9.68          4,766    2013
                                                                        10.00              9.91         26,690    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.94            $23.32         58,138    2020
                                                                        17.53             20.94         65,850    2019
                                                                        17.86             17.53         70,764    2018
                                                                        15.48             17.86         75,228    2017
                                                                        15.18             15.48         91,427    2016
                                                                        15.48             15.18        115,159    2015
                                                                        14.64             15.48        101,982    2014
                                                                        12.50             14.64        111,806    2013
                                                                        11.29             12.50        116,500    2012
                                                                        11.40             11.29        115,056    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $29.26            $39.75              0    2020
                                                                        21.89             29.26              0    2019
                                                                        22.03             21.89              0    2018
                                                                        17.34             22.03             23    2017
                                                                        17.41             17.34          9,661    2016
                                                                        15.92             17.41         10,986    2015
                                                                        15.02             15.92         13,582    2014
                                                                        11.75             15.02         17,068    2013
                                                                         9.71             11.75         19,944    2012
                                                                        10.68              9.71         17,829    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.57            $23.66              0    2020
                                                                        16.88             20.57              0    2019
                                                                        18.89             16.88              0    2018
                                                                        16.67             18.89              0    2017
                                                                        16.91             16.67              0    2016
                                                                        17.65             16.91              0    2015
                                                                        15.04             17.65              0    2014
                                                                        10.45             15.04              0    2013
                                                                         9.03             10.45              0    2012
                                                                         9.04              9.03              0    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-76

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.07            $13.44             0     2020
                                                                     10.38             13.07             0     2019
                                                                     11.66             10.38             0     2018
                                                                     10.39             11.66             0     2017
                                                                      9.41             10.39             0     2016
                                                                      9.92              9.41             0     2015
                                                                     10.00              9.92             0     2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $21.12            $23.44             0     2020
                                                                     16.47             21.12             0     2019
                                                                     17.88             16.47             0     2018
                                                                     14.87             17.88             0     2017
                                                                     14.05             14.87             0     2016
                                                                     14.39             14.05             0     2015
                                                                     13.30             14.39             0     2014
                                                                     10.34             13.30             0     2013
                                                                      8.90             10.34             0     2012
                                                                      9.34              8.90             0     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $15.26            $16.32        30,602     2020
                                                                     13.00             15.26        32,468     2019
                                                                     14.14             13.00        34,343     2018
                                                                     12.92             14.14        35,869     2017
                                                                     12.15             12.92        38,784     2016
                                                                     12.51             12.15        19,812     2015
                                                                     11.83             12.51        20,013     2014
                                                                     10.19             11.83        26,963     2013
                                                                      9.41             10.19        27,713     2012
                                                                      9.48              9.41        30,065     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $19.56            $20.18             0     2020
                                                                     16.04             19.56             0     2019
                                                                     16.29             16.04             0     2018
                                                                     14.56             16.29             0     2017
                                                                     13.40             14.56             0     2016
                                                                     16.08             13.40             0     2015
                                                                     14.64             16.08             0     2014
                                                                     12.46             14.64             0     2013
                                                                     11.27             12.46             0     2012
                                                                     10.83             11.27             0     2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.76            $20.01             0     2020
   Service Class Shares                                              12.29             16.76             0     2019
                                                                     12.51             12.29             0     2018
                                                                      9.99             12.51             0     2017
                                                                      9.66              9.99             0     2016
                                                                     10.00              9.66             0     2015
-------------------------------------------------------------------------------------------------------------------

                                     B-77

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.29            $14.01             0     2020
                                                                              12.17             13.29             0     2019
                                                                              13.18             12.17             0     2018
                                                                              11.90             13.18             0     2017
                                                                              10.78             11.90             0     2016
                                                                              12.15             10.78             0     2015
                                                                              12.38             12.15             0     2014
                                                                              12.66             12.38             0     2013
                                                                              11.29             12.66             0     2012
                                                                              11.34             11.29             0     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.01            $16.54         4,712     2020
                                                                              14.29             16.01        10,154     2019
                                                                              15.02             14.29         8,196     2018
                                                                              14.42             15.02         6,969     2017
                                                                              13.13             14.42         8,096     2016
                                                                              13.66             13.13        24,669     2015
                                                                              13.53             13.66        15,882     2014
                                                                              13.10             13.53        11,497     2013
                                                                              11.73             13.10        11,005     2012
                                                                              11.62             11.73        18,529     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.29            $19.83        11,774     2020
                                                                              15.62             17.29         9,202     2019
                                                                              16.38             15.62         7,662     2018
                                                                              15.38             16.38         6,207     2017
                                                                              15.64             15.38         7,392     2016
                                                                              16.23             15.64             0     2015
                                                                              13.40             16.23             0     2014
                                                                              15.75             13.40         1,084     2013
                                                                              15.44             15.75           818     2012
                                                                              12.36             15.44         1,564     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.92            $10.99        35,288     2020
                                                                              10.75             10.92        11,105     2019
                                                                              10.97             10.75        10,986     2018
                                                                              11.07             10.97         9,685     2017
                                                                              11.18             11.07        10,683     2016
                                                                              11.40             11.18        29,035     2015
                                                                              11.57             11.40        82,032     2014
                                                                              11.86             11.57        88,018     2013
                                                                              11.47             11.86        79,516     2012
                                                                              11.61             11.47        87,652     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.00            $14.86        20,934     2020
                                                                              13.22             14.00        28,831     2019
                                                                              13.61             13.22        32,874     2018
                                                                              13.27             13.61        53,212     2017
                                                                              13.23             13.27        60,868     2016
                                                                              13.48             13.23        73,403     2015
                                                                              13.23             13.48        42,812     2014
                                                                              13.82             13.23        53,786     2013
                                                                              12.91             13.82        47,894     2012
                                                                              12.75             12.91        57,912     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-78

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $34.06            $48.24             0     2020
                                                                25.47             34.06             0     2019
                                                                26.56             25.47             0     2018
                                                                20.73             26.56             0     2017
                                                                20.02             20.73             0     2016
                                                                18.93             20.02             0     2015
                                                                16.50             18.93             0     2014
                                                                12.54             16.50             0     2013
                                                                10.99             12.54             0     2012
                                                                11.01             10.99             0     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.33            $11.85             0     2020
                                                                10.68             11.33             0     2019
                                                                11.09             10.68             0     2018
                                                                10.99             11.09             0     2017
                                                                10.93             10.99             0     2016
                                                                11.23             10.93             0     2015
                                                                10.94             11.23             0     2014
                                                                11.34             10.94             0     2013
                                                                10.99             11.34             0     2012
                                                                10.49             10.99             0     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $25.75            $33.62             0     2020
                                                                19.19             25.75             0     2019
                                                                20.18             19.19             0     2018
                                                                16.10             20.18             0     2017
                                                                16.08             16.10             0     2016
                                                                15.93             16.08             0     2015
                                                                14.30             15.93             0     2014
                                                                10.85             14.30             0     2013
                                                                 9.19             10.85             0     2012
                                                                 9.36              9.19             0     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.49            $16.19         4,841     2020
                                                                14.19             17.49         4,654     2019
                                                                15.40             14.19         5,329     2018
                                                                14.90             15.40         6,678     2017
                                                                14.12             14.90         7,753     2016
                                                                13.82             14.12         9,215     2015
                                                                10.72             13.82        10,410     2014
                                                                10.70             10.72        21,710     2013
                                                                 9.37             10.70         6,814     2012
                                                                 8.73              9.37         7,848     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.16            $24.38             0     2020
                                                                16.53             21.16             0     2019
                                                                17.76             16.53             0     2018
                                                                14.96             17.76             0     2017
                                                                13.72             14.96             0     2016
                                                                13.89             13.72             0     2015
                                                                12.55             13.89             0     2014
                                                                 9.73             12.55           906     2013
                                                                 8.61              9.73         1,027     2012
                                                                 8.67              8.61         2,059     2011
--------------------------------------------------------------------------------------------------------------

                                     B-79

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $20.19            $22.59               0   2020
                                                             16.39             20.19               0   2019
                                                             18.58             16.39               0   2018
                                                             16.87             18.58               0   2017
                                                             13.95             16.87               0   2016
                                                             14.89             13.95               0   2015
                                                             14.69             14.89               0   2014
                                                             10.98             14.69               0   2013
                                                              9.81             10.98               0   2012
                                                              9.74              9.81               0   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $13.09            $13.57         314,292   2020
                                                             11.59             13.09         407,348   2019
                                                             12.71             11.59         458,954   2018
                                                             11.28             12.71         525,811   2017
                                                             10.89             11.28         616,378   2016
                                                             11.29             10.89         708,365   2015
                                                             11.00             11.29         795,889   2014
                                                              9.82             11.00       1,026,074   2013
                                                              8.96              9.82       1,130,988   2012
                                                              9.46              8.96       1,217,767   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $20.41            $24.45               0   2020
                                                             15.85             20.41               0   2019
                                                             16.80             15.85               0   2018
                                                             14.34             16.80               0   2017
                                                             13.42             14.34               0   2016
                                                             14.06             13.42               0   2015
                                                             12.76             14.06               0   2014
                                                              9.76             12.76               0   2013
                                                              8.62              9.76               0   2012
                                                              9.09              8.62               0   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.30            $25.87               0   2020
                                                             16.19             20.30               0   2019
                                                             17.57             16.19               0   2018
                                                             13.86             17.57               0   2017
                                                             14.02             13.86               0   2016
                                                             13.55             14.02               0   2015
                                                             13.00             13.55               0   2014
                                                             10.29             13.00           1,158   2013
                                                              9.52             10.29           1,294   2012
                                                             10.20              9.52           2,390   2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.64            $42.00               0   2020
                                                             21.30             27.64               0   2019
                                                             22.06             21.30               0   2018
                                                             16.59             22.06               0   2017
                                                             17.20             16.59               0   2016
                                                             15.85             17.20               0   2015
                                                             14.81             15.85               0   2014
                                                             11.05             14.81               0   2013
                                                              9.78             11.05               0   2012
                                                             10.02              9.78               0   2011
-----------------------------------------------------------------------------------------------------------

                                     B-80

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 6.25            $ 6.83        11,599     2020
                                                           5.81              6.25        26,464     2019
                                                           7.29              5.81        26,583     2018
                                                           7.50              7.29        21,502     2017
                                                           6.15              7.50        14,747     2016
                                                           8.84              6.15        10,186     2015
                                                          11.28              8.84         8,217     2014
                                                          10.52             11.28         7,319     2013
                                                          11.10             10.52         7,237     2012
                                                          14.08             11.10           495     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $31.71            $44.35             0     2020
                                                          23.68             31.71             0     2019
                                                          24.17             23.68             0     2018
                                                          18.38             24.17             0     2017
                                                          18.72             18.38             0     2016
                                                          18.90             18.72             0     2015
                                                          18.63             18.90             0     2014
                                                          13.63             18.63             0     2013
                                                          11.59             13.63             0     2012
                                                          12.56             11.59             0     2011
--------------------------------------------------------------------------------------------------------

                                     B-81

 Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $10.38            $11.03            0      2020
                                                                                   10.00             10.38            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $10.56            $14.29            0      2020
                                                                                   10.00             10.56            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $10.62            $10.59            0      2020
                                                                                   10.00             10.62            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $10.60            $10.54           95      2020
                                                                                   10.00             10.60            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $10.83            $14.25            0      2020
                                                                                   10.00             10.83            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $10.27            $15.35           67      2020
                                                                                   10.00             10.27            0      2019
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $10.88            $14.42            0      2020
                                                                                   10.00             10.88            0      2019
-                                                                           -----------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.31            $11.50            0      2020
                                                                                   10.00             10.31            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $10.39            $14.17            0      2020
   Series II Shares                                                                10.00             10.39            0      2019
-                                                                           -----------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $10.63            $13.17          379      2020
                                                                                   10.00             10.63            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $10.59            $11.72            0      2020
                                                                                   10.00             10.59            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                       $10.80            $12.57           80      2020
   Series II Shares                                                                10.00             10.80            0      2019
-                                                                           -----------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $10.89            $15.09            0      2020
                                                                                   10.00             10.89            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $10.71            $10.31            0      2020
                                                                                   10.00             10.71            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $10.69            $11.84            0      2020
                                                                                   10.00             10.69            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $10.43            $11.12            0      2020
                                                                                   10.00             10.43            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $10.56            $11.68            0      2020
                                                                                   10.00             10.56            0      2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $10.68            $10.95            0      2020
                                                                                   10.00             10.68            0      2019
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.08            $10.74           91      2020
                                                                                   10.00             10.08            0      2019
---------------------------------------------------------------------------------------------------------------------------------

                                     B-82

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.59            $12.33             0     2020
                                                                               10.00             10.59             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.59            $10.63             0     2020
                                                                               10.00             10.59             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.49            $12.32             0     2020
                                                                               10.00             10.49         6,754     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.28            $14.35             0     2020
                                                                               10.00             10.28             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.53            $13.52           510     2020
                                                                               10.00             10.53             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.77            $11.40             0     2020
                                                                               10.00             10.77             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.08            $10.00            98     2020
                                                                               10.00             10.08             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.23            $10.50             0     2020
                                                                               10.00             10.23             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.33            $12.91            76     2020
                                                                               10.00             10.33             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.63            $12.63             0     2020
                                                                               10.00             10.63             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.62            $13.45             0     2020
                                                                               10.00             10.62             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.65            $13.81             0     2020
                                                                               10.00             10.65             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.72            $11.11           629     2020
                                                                               10.00             10.72             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.96            $11.48             0     2020
                                                                               10.00             10.96             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.88            $17.80           282     2020
                                                                               10.00             10.88             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.76            $15.03             0     2020
                                                                               10.00             10.76             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.14            $10.77           453     2020
                                                                               10.00             10.14             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.35            $11.87             0     2020
                                                                               10.00             10.35             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.81            $11.36             0     2020
                                                                               10.00             10.81             0     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-83

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.44            $11.35             0     2020
                                                                              10.00             10.44         6,563     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.30            $10.09             0     2020
                                                                              10.00             10.30        12,630     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.57            $ 9.77             0     2020
                                                                              10.00             10.57             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.63            $10.94             0     2020
                                                                              10.00             10.63             0     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.95            $ 9.70         6,149     2020
                                                                              10.00              9.95             0     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.78             0     2020
                                                                              10.00             10.62             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.61             0     2020
                                                                              10.00             10.80             0     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.98            $12.58             0     2020
                                                                              10.00             10.98             0     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.88             0     2020
                                                                              10.00             10.62             0     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.61            $11.73             0     2020
                                                                              10.00             10.61             0     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.15             0     2020
                                                                              10.00             10.46             0     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.80             0     2020
                                                                              10.00             10.51             0     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.02             0     2020
   Service Class Shares                                                       10.00             10.95             0     2019
-                                                                      -----------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.20            $10.71             0     2020
                                                                              10.00             10.20             0     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.54            93     2020
                                                                              10.00             10.24             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.16            $11.60           253     2020
                                                                              10.00             10.16             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.01            $10.03           484     2020
                                                                              10.00             10.01             0     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.10            $10.67           365     2020
                                                                              10.00             10.10             0     2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.02            $15.54             0     2020
                                                                              10.00             11.02             0     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-84

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.09            $10.51             0     2020
                                                                10.00             10.09             0     2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.06            $14.38             0     2020
                                                                10.00             11.06             0     2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.44           105     2020
                                                                10.00             10.24             0     2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.80            $12.39             0     2020
                                                                10.00             10.80             0     2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.83             0     2020
                                                                10.00             10.61             0     2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.58        64,586     2020
                                                                10.00             10.24        18,255     2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.78            $12.86             0     2020
                                                                10.00             10.78             0     2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.69            $13.56             0     2020
                                                                10.00             10.69             0     2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.71            $16.21             0     2020
                                                                10.00             10.71             0     2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.72            $10.57            96     2020
                                                                10.00              9.72             0     2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.43            $14.53             0     2020
                                                                10.00             10.43             0     2019
--------------------------------------------------------------------------------------------------------------

                                     B-85

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.81            $14.76         43,945    2020
                                                            11.95             13.81         65,686    2019
                                                            13.06             11.95         77,274    2018
                                                            11.55             13.06         90,452    2017
                                                            11.30             11.55        118,489    2016
                                                            11.41             11.30        117,405    2015
                                                            10.89             11.41        138,314    2014
                                                             9.58             10.89        157,697    2013
                                                             8.64              9.58        181,673    2012
                                                             9.11              8.64        209,185    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.48            $23.78              0    2020
                                                            13.77             17.48              0    2019
                                                            15.65             13.77              0    2018
                                                            11.74             15.65              0    2017
                                                            12.11             11.74              0    2016
                                                            12.06             12.11              0    2015
                                                            11.76             12.06              0    2014
                                                             9.79             11.76              0    2013
                                                             8.84              9.79              0    2012
                                                            11.80              8.84              0    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.59            $21.64              0    2020
                                                            17.86             21.59              0    2019
                                                            19.40             17.86              0    2018
                                                            16.72             19.40              0    2017
                                                            15.39             16.72              0    2016
                                                            15.52             15.39              0    2015
                                                            14.52             15.52              0    2014
                                                            11.03             14.52              0    2013
                                                             9.62             11.03              0    2012
                                                             9.27              9.62              0    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.80            $ 8.79         44,267    2020
                                                             7.70              8.80         78,252    2019
                                                            10.22              7.70        106,298    2018
                                                             8.36             10.22        105,328    2017
                                                             8.61              8.36        322,523    2016
                                                             8.60              8.61        254,342    2015
                                                             9.40              8.60        231,405    2014
                                                             7.83              9.40        187,950    2013
                                                             7.01              7.83        390,656    2012
                                                             8.90              7.01        347,384    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $29.46            $38.94              0    2020
                                                            22.42             29.46              0    2019
                                                            22.41             22.42              0    2018
                                                            17.40             22.41              0    2017
                                                            17.38             17.40              0    2016
                                                            16.03             17.38              0    2015
                                                            14.40             16.03              0    2014
                                                            10.75             14.40              0    2013
                                                             9.42             10.75              0    2012
                                                            10.00              9.42              0    2011
----------------------------------------------------------------------------------------------------------

                                     B-86

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.90            $40.42          9,663    2020
                                                                                   20.22             26.90              0    2019
                                                                                   20.91             20.22              0    2018
                                                                                   15.98             20.91              0    2017
                                                                                   15.38             15.98              0    2016
                                                                                   15.97             15.38              0    2015
                                                                                   16.68             15.97         63,657    2014
                                                                                   11.73             16.68              0    2013
                                                                                   10.46             11.73              0    2012
                                                                                   10.26             10.46              0    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $22.10            $29.45              0    2020
                                                                                   16.63             22.10              0    2019
                                                                                   18.09             16.63              0    2018
                                                                                   14.62             18.09              0    2017
                                                                                   15.32             14.62              0    2016
                                                                                   15.17             15.32              0    2015
                                                                                   13.47             15.17              0    2014
                                                                                   10.64             13.47              0    2013
                                                                                    9.56             10.64              0    2012
                                                                                    9.91              9.56              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.40            $12.78         49,162    2020
                                                                                    9.94             11.40         62,910    2019
                                                                                   10.76              9.94         54,994    2018
                                                                                   10.10             10.76         65,189    2017
                                                                                    9.84             10.10         71,580    2016
                                                                                   10.00              9.84         83,906    2015
                                                                                    9.47             10.00         99,672    2014
                                                                                    8.58              9.47        120,093    2013
                                                                                    7.83              8.58        137,939    2012
                                                                                    7.97              7.83        153,386    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $22.06            $30.26              0    2020
   Series II Shares                                                                16.23             22.06              0    2019
                                                                                   17.71             16.23              0    2018
                                                                                   14.10             17.71              0    2017
                                                                                   14.12             14.10              0    2016
                                                                                   13.58             14.12              0    2015
                                                                                   13.15             13.58              0    2014
                                                                                    9.92             13.15              0    2013
                                                                                    8.73              9.92              0    2012
                                                                                    8.85              8.73              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $21.44            $26.70         73,072    2020
                                                                                   16.68             21.44         21,235    2019
                                                                                   19.69             16.68         32,732    2018
                                                                                   14.77             19.69         72,186    2017
                                                                                   15.12             14.77         77,673    2016
                                                                                   14.92             15.12        115,371    2015
                                                                                   14.95             14.92        133,294    2014
                                                                                   12.03             14.95        117,619    2013
                                                                                   10.17             12.03        149,770    2012
                                                                                   11.37             10.17        180,071    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-87

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $22.77            $25.32              0    2020
                                                                            17.68             22.77        130,347    2019
                                                                            19.67             17.68        198,946    2018
                                                                            17.24             19.67        179,552    2017
                                                                            15.84             17.24        222,582    2016
                                                                            15.71             15.84        164,891    2015
                                                                            14.55             15.71        191,556    2014
                                                                            11.32             14.55        241,298    2013
                                                                             9.92             11.32        317,252    2012
                                                                            10.18              9.92        743,537    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $23.42            $27.41         14,179    2020
   Series II Shares                                                         18.99             23.42         19,530    2019
                                                                            21.70             18.99         28,342    2018
                                                                            19.48             21.70         48,860    2017
                                                                            16.93             19.48         59,287    2016
                                                                            18.43             16.93        102,508    2015
                                                                            16.88             18.43        110,358    2014
                                                                            12.27             16.88        208,469    2013
                                                                            10.66             12.27        295,982    2012
                                                                            11.17             10.66        344,590    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.16            $30.86              0    2020
                                                                            16.57             22.16              0    2019
                                                                            17.58             16.57              0    2018
                                                                            14.12             17.58              0    2017
                                                                            14.11             14.12              0    2016
                                                                            13.74             14.11              0    2015
                                                                            12.96             13.74              0    2014
                                                                             9.45             12.96              0    2013
                                                                            10.00              9.45              0    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $20.30            $19.64              0    2020
                                                                            16.61             20.30             68    2019
                                                                            19.39             16.61             69    2018
                                                                            16.86             19.39             69    2017
                                                                            14.73             16.86        135,961    2016
                                                                            16.06             14.73            220    2015
                                                                            15.05             16.06            210    2014
                                                                            11.35             15.05            221    2013
                                                                             9.76             11.35            259    2012
                                                                            10.19              9.76            279    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                         $18.69            $20.81              0    2020
                                                                            14.81             18.69        158,887    2019
                                                                            16.72             14.81        237,276    2018
                                                                            15.11             16.72        212,699    2017
                                                                            14.01             15.11        227,784    2016
                                                                            15.20             14.01              0    2015
                                                                            14.37             15.20              0    2014
                                                                            11.37             14.37              0    2013
                                                                            10.21             11.37              0    2012
                                                                            10.44             10.21              0    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-88

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.95            $17.11         48,369    2020
                                                                               13.59             15.95         74,074    2019
                                                                               15.40             13.59         94,289    2018
                                                                               14.21             15.40        113,924    2017
                                                                               12.65             14.21        111,602    2016
                                                                               13.28             12.65        123,976    2015
                                                                               12.49             13.28        125,725    2014
                                                                               10.22             12.49        153,242    2013
                                                                                9.30             10.22        141,063    2012
                                                                                9.63              9.30        146,926    2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $17.06            $18.98              0    2020
                                                                               13.61             17.06         53,628    2019
                                                                               16.41             13.61         80,927    2018
                                                                               13.67             16.41         87,227    2017
                                                                               14.07             13.67         56,832    2016
                                                                               14.78             14.07        154,758    2015
                                                                               15.10             14.78        101,976    2014
                                                                               13.00             15.10        116,795    2013
                                                                               11.54             13.00        138,894    2012
                                                                               12.68             11.54        106,278    2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.97            $14.39              0    2020
                                                                               10.98             13.97              0    2019
                                                                               13.92             10.98              0    2018
                                                                               12.14             13.92              0    2017
                                                                               10.53             12.14              0    2016
                                                                               12.05             10.53              0    2015
                                                                               11.58             12.05              0    2014
                                                                                8.88             11.58              0    2013
                                                                                7.72              8.88              0    2012
                                                                                8.17              7.72              0    2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.76            $12.61         30,524    2020
                                                                               11.05             11.76         95,910    2019
                                                                               11.62             11.05        125,047    2018
                                                                               11.46             11.62        122,415    2017
                                                                               11.23             11.46        134,969    2016
                                                                               11.77             11.23         38,806    2015
                                                                               11.65             11.77        212,840    2014
                                                                               13.02             11.65        244,276    2013
                                                                               12.40             13.02        265,101    2012
                                                                               11.34             12.40        245,475    2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.86            $25.59              0    2020
                                                                               17.38             21.86              0    2019
                                                                               19.04             17.38              0    2018
                                                                               17.10             19.04              0    2017
                                                                               14.17             17.10              0    2016
                                                                               15.54             14.17              0    2015
                                                                               15.12             15.54              0    2014
                                                                               10.88             15.12              0    2013
                                                                                9.82             10.88              0    2012
                                                                               10.31              9.82              0    2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-89

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.90            $20.07               0   2020
                                                                          16.47             19.90          34,525   2019
                                                                          18.33             16.47          49,285   2018
                                                                          17.35             18.33          58,032   2017
                                                                          15.07             17.35         109,689   2016
                                                                          16.42             15.07               0   2015
                                                                          15.31             16.42               0   2014
                                                                          11.37             15.31               0   2013
                                                                          10.22             11.37               0   2012
                                                                          10.75             10.22               0   2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $17.28            $20.40         415,566   2020
                                                                          15.00             17.28         587,143   2019
                                                                          16.60             15.00         786,971   2018
                                                                          14.93             16.60         881,451   2017
                                                                          14.70             14.93       1,009,148   2016
                                                                          15.18             14.70       1,103,269   2015
                                                                          15.23             15.18       1,286,002   2014
                                                                          13.61             15.23       1,544,739   2013
                                                                          12.66             13.61       1,754,496   2012
                                                                          13.43             12.66       1,956,672   2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $27.42            $38.47               0   2020
                                                                          21.19             27.42               0   2019
                                                                          21.08             21.19               0   2018
                                                                          16.68             21.08               0   2017
                                                                          15.86             16.68               0   2016
                                                                          15.82             15.86               0   2015
                                                                          14.19             15.82               0   2014
                                                                          10.86             14.19               0   2013
                                                                           9.67             10.86               0   2012
                                                                           9.67              9.67               0   2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.64            $21.47         126,037   2020
                                                                          12.91             16.64          41,161   2019
                                                                          13.53             12.91          63,133   2018
                                                                          10.40             13.53         130,582   2017
                                                                          10.00             10.40               0   2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.97            $12.73               0   2020
                                                                           9.78             11.97             137   2019
                                                                          12.02              9.78             145   2018
                                                                           9.66             12.02             134   2017
                                                                          10.00              9.66             149   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $12.41            $12.38          30,998   2020
                                                                          11.85             12.41          73,121   2019
                                                                          12.12             11.85         115,454   2018
                                                                          11.98             12.12          58,439   2017
                                                                          11.25             11.98          64,434   2016
                                                                          11.62             11.25          77,710   2015
                                                                          11.81             11.62         173,141   2014
                                                                          11.63             11.81         194,060   2013
                                                                          11.08             11.63         154,057   2012
                                                                          11.05             11.08             190   2011
------------------------------------------------------------------------------------------------------------------------

                                     B-90

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $18.67            $19.26              0    2020
                                                                         16.73             18.67              0    2019
                                                                         17.71             16.73              0    2018
                                                                         17.00             17.71              0    2017
                                                                         15.17             17.00              0    2016
                                                                         15.95             15.17              0    2015
                                                                         15.92             15.95              0    2014
                                                                         15.25             15.92              0    2013
                                                                         13.65             15.25              0    2012
                                                                         13.30             13.65              0    2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $28.51            $35.83         10,618    2020
                                                                         21.84             28.51              0    2019
                                                                         21.56             21.84              0    2018
                                                                         17.22             21.56              0    2017
                                                                         17.03             17.22              0    2016
                                                                         16.40             17.03              0    2015
                                                                         15.33             16.40              0    2014
                                                                         11.22             15.33              0    2013
                                                                          9.80             11.22              0    2012
                                                                         11.59              9.80        186,881    2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $19.42            $23.19        139,727    2020
                                                                         16.00             19.42        180,490    2019
                                                                         17.12             16.00        230,448    2018
                                                                         15.07             17.12        270,083    2017
                                                                         14.40             15.07        303,657    2016
                                                                         14.68             14.40        345,222    2015
                                                                         13.64             14.68        383,465    2014
                                                                         11.69             13.64        456,692    2013
                                                                         10.41             11.69        489,441    2012
                                                                         11.07             10.41        539,352    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $24.70            $31.46              0    2020
                                                                         19.24             24.70         28,448    2019
                                                                         21.07             19.24         43,273    2018
                                                                         17.72             21.07         84,843    2017
                                                                         16.82             17.72         65,514    2016
                                                                         17.12             16.82        311,348    2015
                                                                         15.68             17.12        353,725    2014
                                                                         12.24             15.68        485,375    2013
                                                                         10.78             12.24        634,581    2012
                                                                         11.34             10.78            251    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $26.00            $33.91              0    2020
                                                                         20.48             26.00              0    2019
                                                                         22.08             20.48              0    2018
                                                                         18.28             22.08              0    2017
                                                                         18.21             18.28              0    2016
                                                                         18.43             18.21              0    2015
                                                                         17.03             18.43              0    2014
                                                                         12.59             17.03              0    2013
                                                                         10.53             12.59              0    2012
                                                                         11.08             10.53              0    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-91

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $19.25            $20.04        136,052    2020
                                                                  15.49             19.25         36,339    2019
                                                                  17.31             15.49         53,439    2018
                                                                  15.71             17.31         62,326    2017
                                                                  13.65             15.71            824    2016
                                                                  14.57             13.65        161,154    2015
                                                                  13.74             14.57        173,675    2014
                                                                  10.99             13.74        255,718    2013
                                                                   9.60             10.99        325,935    2012
                                                                   9.75              9.60            227    2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $22.50            $23.68              0    2020
                                                                  17.74             22.50              0    2019
                                                                  19.98             17.74              0    2018
                                                                  17.52             19.98              0    2017
                                                                  15.46             17.52              0    2016
                                                                  16.22             15.46              0    2015
                                                                  15.05             16.22              0    2014
                                                                  11.55             15.05              0    2013
                                                                   9.99             11.55              0    2012
                                                                  10.07              9.99              0    2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $31.31            $51.51         37,910    2020
                                                                  22.78             31.31          5,583    2019
                                                                  20.76             22.78          1,431    2018
                                                                  15.82             20.76          1,561    2017
                                                                  16.17             15.82          1,564    2016
                                                                  15.69             16.17        136,481    2015
                                                                  14.33             15.69         65,269    2014
                                                                  10.65             14.33         82,621    2013
                                                                  10.00             10.65        112,199    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $28.99            $40.71              0    2020
                                                                  22.13             28.99              0    2019
                                                                  22.73             22.13              0    2018
                                                                  17.24             22.73              0    2017
                                                                  17.53             17.24              0    2016
                                                                  16.76             17.53              0    2015
                                                                  15.44             16.76              0    2014
                                                                  11.61             15.44              0    2013
                                                                  10.37             11.61              0    2012
                                                                  10.61             10.37              0    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.63            $13.48        142,463    2020
                                                                  11.80             12.63        178,694    2019
                                                                  12.16             11.80        235,321    2018
                                                                  11.96             12.16        407,708    2017
                                                                  11.70             11.96        452,664    2016
                                                                  12.07             11.70        446,706    2015
                                                                  11.68             12.07        291,949    2014
                                                                  12.20             11.68        390,493    2013
                                                                  11.81             12.20        439,214    2012
                                                                  11.28             11.81            178    2011
----------------------------------------------------------------------------------------------------------------

                                     B-92

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $22.51            $25.95               0   2020
                                                             18.69             22.51          51,344   2019
                                                             22.42             18.69          72,644   2018
                                                             19.02             22.42          80,084   2017
                                                             17.37             19.02         100,927   2016
                                                             18.06             17.37         100,355   2015
                                                             17.41             18.06         196,718   2014
                                                             13.11             17.41         202,928   2013
                                                             11.70             13.11         275,299   2012
                                                             13.42             11.70              92   2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $20.81            $21.99               0   2020
                                                             15.87             20.81               0   2019
                                                             19.67             15.87               0   2018
                                                             16.89             19.67               0   2017
                                                             15.80             16.89               0   2016
                                                             16.69             15.80               0   2015
                                                             16.02             16.69               0   2014
                                                             12.58             16.02               0   2013
                                                             10.13             12.58               0   2012
                                                             11.38             10.13               0   2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.98            $14.18         319,354   2020
                                                             11.07             12.98         434,911   2019
                                                             12.53             11.07         618,331   2018
                                                             11.44             12.53         701,685   2017
                                                             10.34             11.44         803,856   2016
                                                             11.27             10.34       1,025,408   2015
                                                             11.20             11.27       1,207,896   2014
                                                              9.26             11.20       1,396,045   2013
                                                              8.21              9.26       1,633,981   2012
                                                              8.52              8.21       1,840,498   2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $16.99            $16.74         825,639   2020
                                                             14.97             16.99         978,926   2019
                                                             16.00             14.97       1,291,526   2018
                                                             14.92             16.00       1,521,825   2017
                                                             13.37             14.92       1,851,466   2016
                                                             14.71             13.37       2,178,749   2015
                                                             14.38             14.71       2,505,500   2014
                                                             12.91             14.38       2,974,462   2013
                                                             11.71             12.91       3,619,698   2012
                                                             11.70             11.71       4,081,261   2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $15.36            $14.26               0   2020
                                                             12.81             15.36               0   2019
                                                             14.41             12.81               0   2018
                                                             13.59             14.41               0   2017
                                                             11.98             13.59               0   2016
                                                             12.88             11.98               0   2015
                                                             12.30             12.88               0   2014
                                                              9.80             12.30               0   2013
                                                              8.77              9.80               0   2012
                                                              9.06              8.77         210,972   2011
-----------------------------------------------------------------------------------------------------------

                                     B-93

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.67            $12.08              0    2020
                                                                        10.37             11.67              0    2019
                                                                        12.45             10.37              0    2018
                                                                        10.74             12.45              0    2017
                                                                        10.02             10.74              0    2016
                                                                        10.95             10.02              0    2015
                                                                        11.52             10.95              0    2014
                                                                         9.01             11.52              0    2013
                                                                         7.61              9.01              0    2012
                                                                         8.36              7.61              0    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.82            $ 8.65        105,488    2020
                                                                         8.85              8.82        112,646    2019
                                                                         8.92              8.85         70,332    2018
                                                                         9.07              8.92        150,687    2017
                                                                         9.27              9.07         69,458    2016
                                                                         9.48              9.27        164,692    2015
                                                                         9.69              9.48        130,656    2014
                                                                         9.91              9.69         84,219    2013
                                                                        10.00              9.91        154,641    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $23.99            $26.76         62,647    2020
                                                                        20.06             23.99         83,987    2019
                                                                        20.43             20.06        109,460    2018
                                                                        17.68             20.43        132,931    2017
                                                                        17.33             17.68        149,290    2016
                                                                        17.65             17.33        167,170    2015
                                                                        16.67             17.65        187,698    2014
                                                                        14.23             16.67        207,370    2013
                                                                        12.83             14.23        278,239    2012
                                                                        12.94             12.83        396,785    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $33.59            $45.68              0    2020
                                                                        25.10             33.59             41    2019
                                                                        25.23             25.10             47    2018
                                                                        19.85             25.23             52    2017
                                                                        19.90             19.85         57,778    2016
                                                                        18.18             19.90         65,790    2015
                                                                        17.14             18.18         83,393    2014
                                                                        13.39             17.14        102,654    2013
                                                                        11.05             13.39        134,509    2012
                                                                        12.15             11.05        110,666    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.64            $27.22              0    2020
                                                                        19.37             23.64              0    2019
                                                                        21.67             19.37              0    2018
                                                                        19.10             21.67              0    2017
                                                                        19.35             19.10              0    2016
                                                                        20.18             19.35              0    2015
                                                                        17.18             20.18              0    2014
                                                                        11.92             17.18              0    2013
                                                                        10.29             11.92              0    2012
                                                                        10.30             10.29              0    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-94

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.13            $13.52              0    2020
                                                                     10.42             13.13              0    2019
                                                                     11.69             10.42              0    2018
                                                                     10.41             11.69              0    2017
                                                                      9.42             10.41              0    2016
                                                                      9.92              9.42              0    2015
                                                                     10.00              9.92              0    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $24.89            $27.65              0    2020
                                                                     19.39             24.89              0    2019
                                                                     21.03             19.39              0    2018
                                                                     17.48             21.03              0    2017
                                                                     16.50             17.48              0    2016
                                                                     16.87             16.50              0    2015
                                                                     15.58             16.87              0    2014
                                                                     12.10             15.58              0    2013
                                                                     10.41             12.10              0    2012
                                                                     10.91             10.41              0    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $17.20            $18.43        143,550    2020
                                                                     14.65             17.20        151,465    2019
                                                                     15.91             14.65        176,371    2018
                                                                     14.52             15.91        199,385    2017
                                                                     13.64             14.52        226,005    2016
                                                                     14.03             13.64        244,573    2015
                                                                     13.26             14.03        280,575    2014
                                                                     11.42             13.26        319,887    2013
                                                                     10.52             11.42        389,188    2012
                                                                     10.59             10.52        413,964    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $25.59            $26.44              0    2020
                                                                     20.97             25.59              0    2019
                                                                     21.27             20.97              0    2018
                                                                     19.00             21.27              0    2017
                                                                     17.46             19.00              0    2016
                                                                     20.94             17.46              0    2015
                                                                     19.04             20.94              0    2014
                                                                     16.20             19.04              0    2013
                                                                     14.63             16.20              0    2012
                                                                     14.04             14.63              0    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.84            $20.13              0    2020
   Service Class Shares                                              12.34             16.84              0    2019
                                                                     12.54             12.34              0    2018
                                                                     10.01             12.54              0    2017
                                                                      9.67             10.01              0    2016
                                                                     10.00              9.67              0    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-95

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.97            $14.75              0    2020
                                                                              12.79             13.97              0    2019
                                                                              13.83             12.79              0    2018
                                                                              12.47             13.83              0    2017
                                                                              11.29             12.47              0    2016
                                                                              12.72             11.29              0    2015
                                                                              12.94             12.72              0    2014
                                                                              13.22             12.94              0    2013
                                                                              11.77             13.22          2,757    2012
                                                                              11.81             11.77              0    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.43            $18.03         21,346    2020
                                                                              15.54             17.43         52,016    2019
                                                                              16.32             15.54         52,870    2018
                                                                              15.65             16.32         43,340    2017
                                                                              14.23             15.65         49,454    2016
                                                                              14.80             14.23        153,685    2015
                                                                              14.64             14.80        102,392    2014
                                                                              14.16             14.64         78,301    2013
                                                                              12.67             14.16         84,325    2012
                                                                              12.53             12.67        145,431    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.61            $20.22         56,917    2020
                                                                              15.89             17.61         50,541    2019
                                                                              16.65             15.89         52,983    2018
                                                                              15.62             16.65         42,788    2017
                                                                              15.86             15.62         49,805    2016
                                                                              16.45             15.86            160    2015
                                                                              13.56             16.45            158    2014
                                                                              15.93             13.56            187    2013
                                                                              15.60             15.93            144    2012
                                                                              12.48             15.60            135    2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.25            $11.33        168,791    2020
                                                                              11.06             11.25         60,756    2019
                                                                              11.27             11.06         75,559    2018
                                                                              11.37             11.27         63,301    2017
                                                                              11.47             11.37         68,363    2016
                                                                              11.69             11.47        195,323    2015
                                                                              11.85             11.69        562,783    2014
                                                                              12.13             11.85        579,385    2013
                                                                              11.72             12.13        613,396    2012
                                                                              11.85             11.72        625,499    2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.44            $15.34         99,993    2020
                                                                              13.63             14.44        156,130    2019
                                                                              14.01             13.63        224,247    2018
                                                                              13.65             14.01        354,347    2017
                                                                              13.59             13.65        396,952    2016
                                                                              13.84             13.59        480,502    2015
                                                                              13.57             13.84        290,704    2014
                                                                              14.15             13.57        378,266    2013
                                                                              13.20             14.15        396,486    2012
                                                                              13.03             13.20        464,146    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-96

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $38.27            $54.26              0    2020
                                                                28.59             38.27              0    2019
                                                                29.78             28.59              0    2018
                                                                23.22             29.78              0    2017
                                                                22.40             23.22              0    2016
                                                                21.16             22.40              0    2015
                                                                18.42             21.16              0    2014
                                                                13.99             18.42              0    2013
                                                                12.25             13.99              0    2012
                                                                12.26             12.25              0    2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.77            $12.32              0    2020
                                                                11.08             11.77              0    2019
                                                                11.49             11.08              0    2018
                                                                11.38             11.49              0    2017
                                                                11.30             11.38              0    2016
                                                                11.60             11.30              0    2015
                                                                11.29             11.60              0    2014
                                                                11.70             11.29              0    2013
                                                                11.32             11.70              0    2012
                                                                10.79             11.32              0    2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $29.09            $38.01              0    2020
                                                                21.66             29.09              0    2019
                                                                22.75             21.66              0    2018
                                                                18.13             22.75              0    2017
                                                                18.09             18.13              0    2016
                                                                17.90             18.09              0    2015
                                                                16.05             17.90              0    2014
                                                                12.17             16.05              0    2013
                                                                10.29             12.17              0    2012
                                                                10.47             10.29              0    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $24.57            $22.77         17,064    2020
                                                                19.91             24.57         18,616    2019
                                                                21.60             19.91         26,874    2018
                                                                20.86             21.60         32,870    2017
                                                                19.75             20.86         37,557    2016
                                                                19.31             19.75         44,971    2015
                                                                14.97             19.31         52,180    2014
                                                                14.92             14.97        114,799    2013
                                                                13.06             14.92         40,531    2012
                                                                12.16             13.06         47,900    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $25.30            $29.18              0    2020
                                                                19.74             25.30             32    2019
                                                                21.19             19.74             35    2018
                                                                17.83             21.19             37    2017
                                                                16.34             17.83             40    2016
                                                                16.53             16.34            119    2015
                                                                14.92             16.53            121    2014
                                                                11.56             14.92            133    2013
                                                                10.21             11.56            152    2012
                                                                10.27             10.21            159    2011
--------------------------------------------------------------------------------------------------------------

                                     B-97

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $23.43            $26.25               0   2020
                                                             19.00             23.43               0   2019
                                                             21.51             19.00               0   2018
                                                             19.51             21.51               0   2017
                                                             16.12             19.51               0   2016
                                                             17.19             16.12               0   2015
                                                             16.94             17.19               0   2014
                                                             12.65             16.94               0   2013
                                                             11.29             12.65               0   2012
                                                             11.20             11.29               0   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.02            $14.56       1,449,123   2020
                                                             12.41             14.02       1,866,726   2019
                                                             13.59             12.41       2,480,503   2018
                                                             12.05             13.59       2,891,104   2017
                                                             11.62             12.05       3,589,262   2016
                                                             12.04             11.62       4,032,740   2015
                                                             11.72             12.04       4,733,191   2014
                                                             10.45             11.72       5,644,023   2013
                                                              9.52             10.45       6,617,929   2012
                                                             10.04              9.52       7,334,701   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.42            $29.29               0   2020
                                                             18.95             24.42               0   2019
                                                             20.06             18.95               0   2018
                                                             17.10             20.06               0   2017
                                                             16.00             17.10               0   2016
                                                             16.74             16.00               0   2015
                                                             15.18             16.74               0   2014
                                                             11.59             15.18               0   2013
                                                             10.23             11.59               0   2012
                                                             10.78             10.23               0   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $24.56            $31.33               0   2020
                                                             19.56             24.56              45   2019
                                                             21.22             19.56              47   2018
                                                             16.72             21.22              50   2017
                                                             16.89             16.72              57   2016
                                                             16.31             16.89             153   2015
                                                             15.63             16.31             163   2014
                                                             12.35             15.63             168   2013
                                                             11.42             12.35             190   2012
                                                             12.23             11.42             187   2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $30.09            $45.79               0   2020
                                                             23.17             30.09               0   2019
                                                             23.97             23.17               0   2018
                                                             18.00             23.97               0   2017
                                                             18.65             18.00               0   2016
                                                             17.17             18.65               0   2015
                                                             16.02             17.17               0   2014
                                                             11.95             16.02               0   2013
                                                             10.56             11.95               0   2012
                                                             10.81             10.56               0   2011
-----------------------------------------------------------------------------------------------------------

                                     B-98

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 8.32            $ 9.10         42,909    2020
                                                           7.72              8.32        110,766    2019
                                                           9.68              7.72        140,951    2018
                                                           9.95              9.68        113,348    2017
                                                           8.15              9.95         75,922    2016
                                                          11.71              8.15         52,487    2015
                                                          14.93             11.71         43,541    2014
                                                          13.90             14.93         39,013    2013
                                                          14.65             13.90         43,376    2012
                                                          18.57             14.65             37    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $32.01            $44.83              0    2020
                                                          23.89             32.01              0    2019
                                                          24.36             23.89              0    2018
                                                          18.50             24.36              0    2017
                                                          18.82             18.50              0    2016
                                                          18.99             18.82              0    2015
                                                          18.69             18.99              0    2014
                                                          13.66             18.69              0    2013
                                                          11.61             13.66              0    2012
                                                          12.56             11.61              0    2011
--------------------------------------------------------------------------------------------------------

                                     B-99

Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $10.38            $11.03         5,719     2020
                                                                                   10.00             10.38         4,949     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $10.56            $14.29             0     2020
                                                                                   10.00             10.56             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $10.62            $10.59             0     2020
                                                                                   10.00             10.62             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $10.60            $10.54        12,999     2020
                                                                                   10.00             10.60        11,887     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $10.83            $14.25             0     2020
                                                                                   10.00             10.83             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $10.27            $15.35         8,626     2020
                                                                                   10.00             10.27             0     2019
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $10.88            $14.42             0     2020
                                                                                   10.00             10.88             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.31            $11.50         6,489     2020
                                                                                   10.00             10.31         2,554     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $10.39            $14.17             0     2020
   Series II Shares                                                                10.00             10.39             0     2019
-                                                                           -----------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $10.63            $13.17        50,682     2020
                                                                                   10.00             10.63         7,889     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $10.59            $11.72             0     2020
                                                                                   10.00             10.59        51,564     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                       $10.80            $12.57        10,609     2020
   Series II Shares                                                                10.00             10.80         7,775     2019
-                                                                           -----------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $10.89            $15.09             0     2020
                                                                                   10.00             10.89             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $10.71            $10.31           143     2020
                                                                                   10.00             10.71             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $10.69            $11.84             0     2020
                                                                                   10.00             10.69        51,108     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $10.43            $11.12         4,065     2020
                                                                                   10.00             10.43           170     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $10.56            $11.68           154     2020
                                                                                   10.00             10.56        15,920     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $10.68            $10.95             0     2020
                                                                                   10.00             10.68             0     2019
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.08            $10.74        12,278     2020
                                                                                   10.00             10.08        20,681     2019
---------------------------------------------------------------------------------------------------------------------------------

                                     B-100

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.59            $12.33              0    2020
                                                                               10.00             10.59              0    2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.59            $10.63              0    2020
                                                                               10.00             10.59         11,931    2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.49            $12.32        188,311    2020
                                                                               10.00             10.49        114,700    2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.28            $14.35              0    2020
                                                                               10.00             10.28              0    2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.53            $13.52         68,601    2020
                                                                               10.00             10.53         11,961    2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.77            $11.40            156    2020
                                                                               10.00             10.77              0    2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.08            $10.00         13,268    2020
                                                                               10.00             10.08         16,580    2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.23            $10.50              0    2020
                                                                               10.00             10.23              0    2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.33            $12.91         10,068    2020
                                                                               10.00             10.33              0    2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.63            $12.63         31,723    2020
                                                                               10.00             10.63         32,093    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.62            $13.45            111    2020
                                                                               10.00             10.62         11,881    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.65            $13.81              0    2020
                                                                               10.00             10.65              0    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.72            $11.11         84,122    2020
                                                                               10.00             10.72         11,755    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.96            $11.48              0    2020
                                                                               10.00             10.96              0    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.88            $17.80         37,394    2020
                                                                               10.00             10.88              0    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.76            $15.03              0    2020
                                                                               10.00             10.76              0    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.14            $10.77         61,282    2020
                                                                               10.00             10.14         41,098    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.35            $11.87             51    2020
                                                                               10.00             10.35         20,302    2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.81            $11.36              0    2020
                                                                               10.00             10.81              0    2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-101

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.44            $11.35         93,792    2020
                                                                              10.00             10.44         68,554    2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.30            $10.09        229,770    2020
                                                                              10.00             10.30        192,753    2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.57            $ 9.77              0    2020
                                                                              10.00             10.57              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.63            $10.94              0    2020
                                                                              10.00             10.63              0    2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.95            $ 9.70         80,420    2020
                                                                              10.00              9.95          3,750    2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.78         31,315    2020
                                                                              10.00             10.62          9,210    2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.61            102    2020
                                                                              10.00             10.80              0    2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.98            $12.58              0    2020
                                                                              10.00             10.98              0    2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.88              0    2020
                                                                              10.00             10.62              0    2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.61            $11.73              0    2020
                                                                              10.00             10.61              0    2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.15         20,938    2020
                                                                              10.00             10.46         19,777    2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.80              0    2020
                                                                              10.00             10.51              0    2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.02              0    2020
   Service Class Shares                                                       10.00             10.95              0    2019
-                                                                      -----------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.20            $10.71              0    2020
                                                                              10.00             10.20              0    2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.54         12,525    2020
                                                                              10.00             10.24         16,328    2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.16            $11.60         34,115    2020
                                                                              10.00             10.16         16,208    2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.01            $10.03         66,192    2020
                                                                              10.00             10.01         12,503    2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.10            $10.67         49,431    2020
                                                                              10.00             10.10         41,255    2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.02            $15.54              0    2020
                                                                              10.00             11.02              0    2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-102

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.09            $10.51              0    2020
                                                                10.00             10.09              0    2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.06            $14.38              0    2020
                                                                10.00             11.06              0    2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.44         14,116    2020
                                                                10.00             10.24          8,246    2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.80            $12.39             72    2020
                                                                10.00             10.80              0    2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.83              0    2020
                                                                10.00             10.61              0    2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.58        463,557    2020
                                                                10.00             10.24        362,498    2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.78            $12.86              0    2020
                                                                10.00             10.78              0    2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.69            $13.56             88    2020
                                                                10.00             10.69              0    2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.71            $16.21              0    2020
                                                                10.00             10.71              0    2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.72            $10.57         12,612    2020
                                                                10.00              9.72         17,408    2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.43            $14.53              0    2020
                                                                10.00             10.43              0    2019
--------------------------------------------------------------------------------------------------------------

                                     B-103

                       Lifetime Income Plus 2008 Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.57            $15.68         128,309   2020
                                                            12.50             14.57         143,213   2019
                                                            13.56             12.50         177,984   2018
                                                            11.90             13.56         219,154   2017
                                                            11.56             11.90         247,918   2016
                                                            11.58             11.56         253,588   2015
                                                            10.97             11.58         348,071   2014
                                                             9.57             10.97         448,786   2013
                                                             8.57              9.57         510,439   2012
                                                             8.97              8.57         586,018   2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.24            $19.51           5,970   2020
                                                            11.13             14.24           8,432   2019
                                                            12.55             11.13          10,162   2018
                                                             9.34             12.55          11,480   2017
                                                             9.56              9.34          15,242   2016
                                                             9.45              9.56          19,121   2015
                                                             9.15              9.45          24,174   2014
                                                             7.55              9.15          28,238   2013
                                                             6.77              7.55          31,053   2012
                                                             8.97              6.77          31,365   2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.69            $18.87          30,232   2020
                                                            15.34             18.69          36,557   2019
                                                            16.54             15.34          42,812   2018
                                                            14.15             16.54          53,478   2017
                                                            12.92             14.15          55,428   2016
                                                            12.93             12.92          59,609   2015
                                                            12.00             12.93          68,161   2014
                                                             9.05             12.00          76,468   2013
                                                             7.83              9.05          86,020   2012
                                                             7.49              7.83          93,626   2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.31            $ 6.36         765,393   2020
                                                             5.48              6.31       1,091,037   2019
                                                             7.23              5.48       1,239,059   2018
                                                             5.86              7.23       1,190,175   2017
                                                             6.00              5.86       3,351,648   2016
                                                             5.94              6.00       2,527,572   2015
                                                             6.44              5.94       2,368,374   2014
                                                             5.33              6.44       1,924,441   2013
                                                             4.73              5.33       3,584,133   2012
                                                             5.96              4.73       2,753,601   2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.78            $35.67               0   2020
                                                            20.22             26.78               0   2019
                                                            20.06             20.22               0   2018
                                                            15.46             20.06               0   2017
                                                            15.32             15.46               0   2016
                                                            14.02             15.32               0   2015
                                                            12.50             14.02               0   2014
                                                             9.26             12.50               0   2013
                                                             8.05              9.26               0   2012
                                                             8.49              8.05               0   2011
----------------------------------------------------------------------------------------------------------

                                     B-104

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.49            $41.62         120,840   2020
                                                                                   20.51             27.49          10,454   2019
                                                                                   21.04             20.51          12,771   2018
                                                                                   15.96             21.04          13,770   2017
                                                                                   15.25             15.96          19,914   2016
                                                                                   15.71             15.25          22,214   2015
                                                                                   16.28             15.71         527,864   2014
                                                                                   11.37             16.28          35,312   2013
                                                                                   10.05             11.37          38,383   2012
                                                                                    9.79             10.05          46,788   2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.96            $25.46          12,428   2020
                                                                                   14.17             18.96          18,314   2019
                                                                                   15.29             14.17          21,368   2018
                                                                                   12.26             15.29          21,795   2017
                                                                                   12.75             12.26          27,225   2016
                                                                                   12.53             12.75          28,692   2015
                                                                                   11.04             12.53          34,225   2014
                                                                                    8.66             11.04          45,930   2013
                                                                                    7.72              8.66          42,831   2012
                                                                                    7.94              7.72          58,765   2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.14            $12.58         149,636   2020
                                                                                    9.64             11.14         156,628   2019
                                                                                   10.36              9.64         183,582   2018
                                                                                    9.65             10.36         170,847   2017
                                                                                    9.32              9.65         163,019   2016
                                                                                    9.41              9.32         153,639   2015
                                                                                    8.84              9.41         197,825   2014
                                                                                    7.95              8.84         246,138   2013
                                                                                    7.19              7.95         261,630   2012
                                                                                    7.27              7.19         251,774   2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $21.01            $29.04               0   2020
   Series II Shares                                                                15.34             21.01               0   2019
                                                                                   16.61             15.34               0   2018
                                                                                   13.12             16.61               0   2017
                                                                                   13.04             13.12               0   2016
                                                                                   12.45             13.04               0   2015
                                                                                   11.97             12.45               0   2014
                                                                                    8.95             11.97               0   2013
                                                                                    7.82              8.95               0   2012
                                                                                    7.87              7.82               0   2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $18.03            $22.62       1,106,394   2020
                                                                                   13.91             18.03         391,137   2019
                                                                                   16.30             13.91         496,798   2018
                                                                                   12.14             16.30         821,948   2017
                                                                                   12.33             12.14         950,739   2016
                                                                                   12.07             12.33       1,291,144   2015
                                                                                   12.00             12.07       1,527,889   2014
                                                                                    9.59             12.00       1,358,148   2013
                                                                                    8.05              9.59       1,514,616   2012
                                                                                    8.92              8.05       1,858,698   2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-105

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $20.21            $22.64          45,917   2020
                                                                            15.57             20.21       1,478,692   2019
                                                                            17.19             15.57       1,874,338   2018
                                                                            14.95             17.19       1,696,454   2017
                                                                            13.63             14.95       1,938,801   2016
                                                                            13.42             13.63       1,567,913   2015
                                                                            12.33             13.42       1,886,772   2014
                                                                             9.52             12.33       2,235,401   2013
                                                                             8.28              9.52       2,583,027   2012
                                                                             8.43              8.28       5,297,022   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $21.63            $25.50         218,459   2020
   Series II Shares                                                         17.40             21.63         257,419   2019
                                                                            19.74             17.40         310,838   2018
                                                                            17.58             19.74         470,645   2017
                                                                            15.16             17.58         592,983   2016
                                                                            16.38             15.16         882,144   2015
                                                                            14.89             16.38         980,779   2014
                                                                            10.74             14.89       1,701,342   2013
                                                                             9.26             10.74       2,152,723   2012
                                                                             9.63              9.26       2,439,451   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $23.68            $33.22              68   2020
                                                                            17.57             23.68           1,182   2019
                                                                            18.50             17.57             139   2018
                                                                            14.74             18.50             166   2017
                                                                            14.63             14.74             212   2016
                                                                            14.13             14.63             233   2015
                                                                            13.23             14.13             272   2014
                                                                             9.58             13.23             313   2013
                                                                            10.00              9.58             414   2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $18.51            $18.05          75,192   2020
                                                                            15.04             18.51          73,322   2019
                                                                            17.41             15.04          80,753   2018
                                                                            15.03             17.41          81,102   2017
                                                                            13.03             15.03       1,212,485   2016
                                                                            14.10             13.03          96,571   2015
                                                                            13.11             14.10         112,714   2014
                                                                             9.81             13.11         119,835   2013
                                                                             8.37              9.81         139,679   2012
                                                                             8.67              8.37         133,940   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                         $17.46            $19.59           7,531   2020
                                                                            13.74             17.46       1,668,212   2019
                                                                            15.38             13.74       2,077,204   2018
                                                                            13.79             15.38       1,783,093   2017
                                                                            12.69             13.79       1,861,559   2016
                                                                            13.67             12.69          17,693   2015
                                                                            12.82             13.67          23,182   2014
                                                                            10.07             12.82          24,992   2013
                                                                             8.97             10.07          28,520   2012
                                                                             9.11              8.97          34,470   2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-106

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $17.52            $18.93         226,406   2020
                                                                               14.82             17.52         255,168   2019
                                                                               16.65             14.82         273,536   2018
                                                                               15.25             16.65         298,967   2017
                                                                               13.48             15.25         312,552   2016
                                                                               14.04             13.48         327,419   2015
                                                                               13.10             14.04         348,434   2014
                                                                               10.64             13.10         329,945   2013
                                                                                9.61             10.64         149,785   2012
                                                                                9.88              9.61         154,621   2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $12.02            $13.48          76,874   2020
                                                                                9.51             12.02         817,489   2019
                                                                               11.39              9.51       1,017,215   2018
                                                                                9.41             11.39       1,083,491   2017
                                                                                9.62              9.41         881,142   2016
                                                                               10.02              9.62       1,695,953   2015
                                                                               10.16             10.02       1,183,808   2014
                                                                                8.68             10.16       1,306,444   2013
                                                                                7.65              8.68       1,424,455   2012
                                                                                8.34              7.65       1,081,990   2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.92            $13.41               0   2020
                                                                               10.08             12.92               0   2019
                                                                               12.68             10.08               0   2018
                                                                               10.97             12.68               0   2017
                                                                                9.44             10.97               0   2016
                                                                               10.72              9.44               0   2015
                                                                               10.23             10.72               0   2014
                                                                                7.79             10.23               0   2013
                                                                                6.72              7.79               0   2012
                                                                                7.05              6.72               0   2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.32            $13.30         308,545   2020
                                                                               11.48             12.32         794,856   2019
                                                                               11.99             11.48         881,090   2018
                                                                               11.73             11.99         854,934   2017
                                                                               11.40             11.73         936,466   2016
                                                                               11.86             11.40         354,058   2015
                                                                               11.65             11.86       1,627,881   2014
                                                                               12.92             11.65       1,836,265   2013
                                                                               12.21             12.92       1,631,681   2012
                                                                               11.09             12.21       1,567,648   2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.68            $24.39           5,447   2020
                                                                               16.31             20.68           6,672   2019
                                                                               17.73             16.31           7,489   2018
                                                                               15.81             17.73           9,022   2017
                                                                               13.00             15.81          10,397   2016
                                                                               14.15             13.00          12,288   2015
                                                                               13.66             14.15          15,859   2014
                                                                                9.76             13.66          25,775   2013
                                                                                8.74              9.76          32,807   2012
                                                                                9.11              8.74          37,146   2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-107

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $16.99            $17.26          54,540   2020
                                                                          13.95             16.99         449,085   2019
                                                                          15.41             13.95         550,940   2018
                                                                          14.48             15.41         630,700   2017
                                                                          12.48             14.48       1,101,090   2016
                                                                          13.49             12.48         132,112   2015
                                                                          12.49             13.49         163,603   2014
                                                                           9.21             12.49         199,357   2013
                                                                           8.21              9.21         203,834   2012
                                                                           8.57              8.21         223,073   2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $13.92            $16.56       2,501,913   2020
                                                                          12.00             13.92       3,053,412   2019
                                                                          13.17             12.00       3,564,454   2018
                                                                          11.75             13.17       4,132,178   2017
                                                                          11.49             11.75       4,846,698   2016
                                                                          11.78             11.49       5,492,302   2015
                                                                          11.72             11.78       6,191,771   2014
                                                                          10.40             11.72       6,958,912   2013
                                                                           9.59             10.40       7,628,087   2012
                                                                          10.10              9.59       8,012,631   2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $24.41            $34.50               0   2020
                                                                          18.72             24.41               0   2019
                                                                          18.48             18.72               0   2018
                                                                          14.51             18.48               0   2017
                                                                          13.69             14.51               0   2016
                                                                          13.55             13.69               0   2015
                                                                          12.07             13.55               0   2014
                                                                           9.17             12.07               0   2013
                                                                           8.10              9.17               0   2012
                                                                           8.03              8.10               0   2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $17.11            $22.25       1,519,415   2020
                                                                          13.18             17.11         555,927   2019
                                                                          13.70             13.18         707,057   2018
                                                                          10.45             13.70       1,212,449   2017
                                                                          10.00             10.45         255,445   2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.31            $13.20          13,501   2020
                                                                           9.98             12.31          13,687   2019
                                                                          12.17              9.98          15,487   2018
                                                                           9.71             12.17          15,395   2017
                                                                          10.00              9.71          21,363   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $13.24            $13.31         316,712   2020
                                                                          12.54             13.24         620,098   2019
                                                                          12.74             12.54         805,350   2018
                                                                          12.50             12.74         520,397   2017
                                                                          11.64             12.50         416,674   2016
                                                                          11.93             11.64         588,493   2015
                                                                          12.04             11.93       1,314,647   2014
                                                                          11.76             12.04       1,427,660   2013
                                                                          11.12             11.76       1,021,138   2012
                                                                          11.00             11.12          59,812   2011
------------------------------------------------------------------------------------------------------------------------

                                     B-108

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $18.54            $19.27           6,796   2020
                                                                         16.48             18.54           7,002   2019
                                                                         17.32             16.48           7,334   2018
                                                                         16.49             17.32           8,088   2017
                                                                         14.61             16.49           8,082   2016
                                                                         15.24             14.61          11,676   2015
                                                                         15.10             15.24          12,214   2014
                                                                         14.36             15.10          12,412   2013
                                                                         12.75             14.36          17,083   2012
                                                                         12.33             12.75          17,272   2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $21.94            $27.78         198,395   2020
                                                                         16.68             21.94          30,351   2019
                                                                         16.34             16.68          38,556   2018
                                                                         12.95             16.34          45,740   2017
                                                                         12.71             12.95          57,862   2016
                                                                         12.15             12.71          61,104   2015
                                                                         11.27             12.15          70,497   2014
                                                                          8.18             11.27          76,600   2013
                                                                          7.10              8.18          90,286   2012
                                                                          8.32              7.10       1,609,568   2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.96            $22.81         457,393   2020
                                                                         15.50             18.96         437,750   2019
                                                                         16.46             15.50         453,416   2018
                                                                         14.38             16.46         555,443   2017
                                                                         13.64             14.38         608,490   2016
                                                                         13.79             13.64         673,926   2015
                                                                         12.72             13.79         749,488   2014
                                                                         10.82             12.72         726,594   2013
                                                                          9.56             10.82         743,072   2012
                                                                         10.09              9.56         761,948   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.87            $25.50         202,004   2020
                                                                         15.36             19.87         582,780   2019
                                                                         16.69             15.36         732,039   2018
                                                                         13.93             16.69       1,227,777   2017
                                                                         13.12             13.93       1,040,957   2016
                                                                         13.26             13.12       3,487,576   2015
                                                                         12.05             13.26       4,100,634   2014
                                                                          9.34             12.05       5,171,609   2013
                                                                          8.16              9.34       6,005,454   2012
                                                                          8.51              8.16         743,012   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.16            $27.81             336   2020
                                                                         16.54             21.16             384   2019
                                                                         17.70             16.54             406   2018
                                                                         14.54             17.70             449   2017
                                                                         14.37             14.54             479   2016
                                                                         14.44             14.37           1,162   2015
                                                                         13.24             14.44           2,028   2014
                                                                          9.72             13.24           9,284   2013
                                                                          8.07              9.72           4,863   2012
                                                                          8.42              8.07           8,630   2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-109

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $16.66            $17.47       1,972,289   2020
                                                                  13.30             16.66         605,492   2019
                                                                  14.75             13.30         746,183   2018
                                                                  13.29             14.75         828,728   2017
                                                                  11.46             13.29         286,515   2016
                                                                  12.14             11.46       1,792,336   2015
                                                                  11.35             12.14       1,985,775   2014
                                                                   9.01             11.35       2,645,154   2013
                                                                   7.81              9.01       3,001,261   2012
                                                                   7.88              7.81          95,531   2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.83            $19.97          20,276   2020
                                                                  14.73             18.83          20,174   2019
                                                                  16.47             14.73          22,187   2018
                                                                  14.33             16.47          25,205   2017
                                                                  12.55             14.33          45,874   2016
                                                                  13.07             12.55          45,514   2015
                                                                  12.03             13.07          58,970   2014
                                                                   9.16             12.03          88,117   2013
                                                                   7.86              9.16          67,511   2012
                                                                   7.87              7.86          67,357   2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $33.26            $55.14         425,403   2020
                                                                  24.02             33.26          28,426   2019
                                                                  21.72             24.02          40,058   2018
                                                                  16.43             21.72          48,898   2017
                                                                  16.66             16.43          66,656   2016
                                                                  16.05             16.66         963,275   2015
                                                                  14.54             16.05         496,174   2014
                                                                  10.73             14.54         586,520   2013
                                                                  10.00             10.73         732,021   2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $22.74            $32.17           2,559   2020
                                                                  17.22             22.74           8,306   2019
                                                                  17.55             17.22           9,466   2018
                                                                  13.21             17.55           5,154   2017
                                                                  13.33             13.21           6,317   2016
                                                                  12.65             13.33           7,452   2015
                                                                  11.57             12.65          10,446   2014
                                                                   8.63             11.57           7,305   2013
                                                                   7.65              8.63          10,299   2012
                                                                   7.77              7.65           7,656   2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.88            $14.93       1,454,086   2020
                                                                  12.87             13.88       1,580,532   2019
                                                                  13.16             12.87       1,758,961   2018
                                                                  12.84             13.16       2,678,741   2017
                                                                  12.47             12.84       3,106,556   2016
                                                                  12.77             12.47       3,202,829   2015
                                                                  12.26             12.77       2,223,463   2014
                                                                  12.71             12.26       2,901,590   2013
                                                                  12.21             12.71       3,127,332   2012
                                                                  11.58             12.21         222,413   2011
----------------------------------------------------------------------------------------------------------------

                                     B-110

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.26            $21.21          55,624   2020
                                                             15.04             18.26         703,110   2019
                                                             17.91             15.04         829,306   2018
                                                             15.08             17.91         882,231   2017
                                                             13.67             15.08       1,060,867   2016
                                                             14.10             13.67         973,510   2015
                                                             13.49             14.10       1,959,775   2014
                                                             10.08             13.49       1,958,473   2013
                                                              8.92             10.08       2,361,066   2012
                                                             10.16              8.92         154,166   2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $17.43            $18.56             251   2020
                                                             13.19             17.43             265   2019
                                                             16.22             13.19             325   2018
                                                             13.82             16.22             307   2017
                                                             12.84             13.82             735   2016
                                                             13.45             12.84           1,222   2015
                                                             12.82             13.45           1,211   2014
                                                              9.99             12.82          10,816   2013
                                                              7.98              9.99          10,740   2012
                                                              8.90              7.98          14,559   2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.99            $15.41         661,938   2020
                                                             11.85             13.99         751,522   2019
                                                             13.31             11.85         928,352   2018
                                                             12.06             13.31       1,130,794   2017
                                                             10.81             12.06       1,267,140   2016
                                                             11.69             10.81       1,478,865   2015
                                                             11.54             11.69       1,643,995   2014
                                                              9.46             11.54       2,011,457   2013
                                                              8.32              9.46       2,232,350   2012
                                                              8.58              8.32       2,450,259   2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $15.79            $15.67       1,398,616   2020
                                                             13.81             15.79       1,602,460   2019
                                                             14.64             13.81       1,822,785   2018
                                                             13.55             14.64       2,127,874   2017
                                                             12.06             13.55       2,333,592   2016
                                                             13.16             12.06       2,834,913   2015
                                                             12.77             13.16       3,189,948   2014
                                                             11.37             12.77       3,978,294   2013
                                                             10.24             11.37       4,409,060   2012
                                                             10.15             10.24       4,887,213   2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $14.83            $13.87         166,116   2020
                                                             12.27             14.83         161,195   2019
                                                             13.70             12.27         183,964   2018
                                                             12.83             13.70         191,140   2017
                                                             11.22             12.83         204,379   2016
                                                             11.97             11.22         230,451   2015
                                                             11.34             11.97         249,811   2014
                                                              8.97             11.34         283,251   2013
                                                              7.97              8.97         321,796   2012
                                                              8.17              7.97       1,687,400   2011
-----------------------------------------------------------------------------------------------------------

                                     B-111

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.21            $11.68         171,933   2020
                                                                         9.88             11.21         171,982   2019
                                                                        11.77              9.88         193,202   2018
                                                                        10.08             11.77         168,717   2017
                                                                         9.33             10.08         180,300   2016
                                                                        10.12              9.33         216,646   2015
                                                                        10.57             10.12         215,330   2014
                                                                         8.20             10.57         215,560   2013
                                                                         6.87              8.20         253,555   2012
                                                                         7.49              6.87         274,275   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.33            $ 9.22         316,800   2020
                                                                         9.29              9.33         276,362   2019
                                                                         9.29              9.29         382,774   2018
                                                                         9.38              9.29         225,991   2017
                                                                         9.52              9.38         303,848   2016
                                                                         9.66              9.52         496,004   2015
                                                                         9.80              9.66         333,341   2014
                                                                         9.94              9.80         401,719   2013
                                                                        10.00              9.94         379,455   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.32            $23.96         376,672   2020
                                                                        17.69             21.32         454,787   2019
                                                                        17.88             17.69         511,727   2018
                                                                        15.36             17.88         588,375   2017
                                                                        14.94             15.36         701,183   2016
                                                                        15.09             14.94         792,665   2015
                                                                        14.15             15.09         968,408   2014
                                                                        11.98             14.15       1,132,155   2013
                                                                        10.73             11.98       1,212,076   2012
                                                                        10.74             10.73       1,259,970   2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.39            $33.42          14,190   2020
                                                                        18.08             24.39          19,340   2019
                                                                        18.04             18.08          21,621   2018
                                                                        14.08             18.04          29,909   2017
                                                                        14.02             14.08         573,428   2016
                                                                        12.70             14.02         642,215   2015
                                                                        11.89             12.70         842,877   2014
                                                                         9.21             11.89         978,778   2013
                                                                         7.55              9.21       1,154,045   2012
                                                                         8.23              7.55       1,121,704   2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.72            $26.36           1,568   2020
                                                                        18.48             22.72           2,352   2019
                                                                        20.51             18.48           2,498   2018
                                                                        17.94             20.51           2,667   2017
                                                                        18.04             17.94           2,782   2016
                                                                        18.67             18.04           2,260   2015
                                                                        15.77             18.67           2,407   2014
                                                                        10.86             15.77           1,921   2013
                                                                         9.30             10.86             240   2012
                                                                         9.24              9.30           3,177   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-112

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.65            $14.16              0    2020
                                                                     10.75             13.65              0    2019
                                                                     11.97             10.75              0    2018
                                                                     10.58             11.97              0    2017
                                                                      9.50             10.58              0    2016
                                                                      9.92              9.50              0    2015
                                                                     10.00              9.92              0    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $21.35            $23.90              0    2020
                                                                     16.50             21.35              0    2019
                                                                     17.76             16.50              0    2018
                                                                     14.65             17.76              0    2017
                                                                     13.72             14.65              0    2016
                                                                     13.93             13.72              0    2015
                                                                     12.77             13.93              0    2014
                                                                      9.84             12.77              0    2013
                                                                      8.40              9.84              0    2012
                                                                      8.73              8.40              0    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $16.44            $17.74        255,790    2020
                                                                     13.89             16.44        337,663    2019
                                                                     14.97             13.89        385,034    2018
                                                                     13.56             14.97        439,126    2017
                                                                     12.64             13.56        477,037    2016
                                                                     12.91             12.64        526,217    2015
                                                                     12.10             12.91        587,785    2014
                                                                     10.34             12.10        650,337    2013
                                                                      9.46             10.34        718,834    2012
                                                                      9.45              9.46        740,348    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $17.23            $17.94         11,684    2020
                                                                     14.01             17.23         13,545    2019
                                                                     14.11             14.01         18,336    2018
                                                                     12.50             14.11         28,632    2017
                                                                     11.40             12.50         42,302    2016
                                                                     13.57             11.40         45,856    2015
                                                                     12.25             13.57         55,954    2014
                                                                     10.34             12.25         70,827    2013
                                                                      9.27             10.34         77,759    2012
                                                                      8.83              9.27         87,242    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.47            $21.03              0    2020
   Service Class Shares                                              12.70             17.47              0    2019
                                                                     12.81             12.70              0    2018
                                                                     10.15             12.81              0    2017
                                                                      9.73             10.15              0    2016
                                                                     10.00              9.73              0    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-113

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.98            $14.87           5,926   2020
                                                                              12.70             13.98           7,455   2019
                                                                              13.63             12.70          13,265   2018
                                                                              12.19             13.63          13,835   2017
                                                                              10.96             12.19          15,620   2016
                                                                              12.24             10.96          17,853   2015
                                                                              12.37             12.24          19,400   2014
                                                                              12.54             12.37          21,998   2013
                                                                              11.08             12.54          26,342   2012
                                                                              11.03             11.08          25,787   2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.56            $18.30         242,444   2020
                                                                              15.53             17.56         479,454   2019
                                                                              16.19             15.53         439,618   2018
                                                                              15.41             16.19         425,585   2017
                                                                              13.91             15.41         420,570   2016
                                                                              14.35             13.91       1,252,393   2015
                                                                              14.09             14.35         888,976   2014
                                                                              13.52             14.09         699,394   2013
                                                                              12.00             13.52         708,761   2012
                                                                              11.79             12.00       1,016,623   2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.53            $21.44         566,660   2020
                                                                              16.60             18.53         444,412   2019
                                                                              17.25             16.60         429,093   2018
                                                                              16.07             17.25         379,988   2017
                                                                              16.19             16.07         381,808   2016
                                                                              16.66             16.19          54,727   2015
                                                                              13.63             16.66          64,790   2014
                                                                              15.89             13.63          92,595   2013
                                                                              15.44             15.89         130,632   2012
                                                                              12.26             15.44         116,943   2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.65            $11.82       1,908,619   2020
                                                                              11.36             11.65         801,548   2019
                                                                              11.49             11.36         845,160   2018
                                                                              11.50             11.49         842,753   2017
                                                                              11.51             11.50         827,785   2016
                                                                              11.64             11.51       1,543,083   2015
                                                                              11.71             11.64       4,369,170   2014
                                                                              11.90             11.71       4,493,594   2013
                                                                              11.41             11.90       4,397,236   2012
                                                                              11.45             11.41       4,956,266   2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.86            $15.91       1,502,167   2020
                                                                              13.92             14.86       1,898,309   2019
                                                                              14.20             13.92       2,189,201   2018
                                                                              13.73             14.20       3,016,782   2017
                                                                              13.57             13.73       3,507,124   2016
                                                                              13.71             13.57       4,091,505   2015
                                                                              13.34             13.71       3,176,863   2014
                                                                              13.81             13.34       3,955,866   2013
                                                                              12.79             13.81       3,755,633   2012
                                                                              12.52             12.79       4,063,270   2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-114

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $32.62            $46.61               0   2020
                                                                24.19             32.62               0   2019
                                                                25.00             24.19               0   2018
                                                                19.34             25.00               0   2017
                                                                18.52             19.34               0   2016
                                                                17.36             18.52               0   2015
                                                                15.00             17.36               0   2014
                                                                11.31             15.00               0   2013
                                                                 9.83             11.31               0   2012
                                                                 9.76              9.83               0   2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.45            $13.13          27,797   2020
                                                                11.63             12.45          30,717   2019
                                                                11.97             11.63          31,646   2018
                                                                11.77             11.97          37,559   2017
                                                                11.59             11.77          38,314   2016
                                                                11.81             11.59          39,626   2015
                                                                11.40             11.81          51,042   2014
                                                                11.73             11.40          71,565   2013
                                                                11.26             11.73          67,934   2012
                                                                10.66             11.26          75,769   2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $27.35            $36.02               0   2020
                                                                20.21             27.35               0   2019
                                                                21.07             20.21               0   2018
                                                                16.66             21.07               0   2017
                                                                16.50             16.66               0   2016
                                                                16.20             16.50               0   2015
                                                                14.42             16.20               0   2014
                                                                10.84             14.42               0   2013
                                                                 9.10             10.84               0   2012
                                                                 9.19              9.10               0   2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.90            $19.52         262,043   2020
                                                                16.81             20.90         246,665   2019
                                                                18.09             16.81         298,465   2018
                                                                17.35             18.09         302,310   2017
                                                                16.30             17.35         337,644   2016
                                                                15.82             16.30         423,881   2015
                                                                12.17             15.82         518,144   2014
                                                                12.03             12.17       1,052,688   2013
                                                                10.45             12.03         388,795   2012
                                                                 9.66             10.45         393,466   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.22            $25.82          14,856   2020
                                                                17.20             22.22          18,046   2019
                                                                18.33             17.20          20,447   2018
                                                                15.30             18.33          23,603   2017
                                                                13.91             15.30          27,727   2016
                                                                13.97             13.91          30,318   2015
                                                                12.51             13.97          32,964   2014
                                                                 9.62             12.51          45,186   2013
                                                                 8.44              9.62          53,460   2012
                                                                 8.42              8.44          61,070   2011
--------------------------------------------------------------------------------------------------------------

                                     B-115

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $21.49            $24.26          16,539   2020
                                                             17.29             21.49          22,814   2019
                                                             19.43             17.29          25,352   2018
                                                             17.50             19.43          24,368   2017
                                                             14.34             17.50          25,464   2016
                                                             15.18             14.34          35,919   2015
                                                             14.84             15.18          38,057   2014
                                                             11.00             14.84          48,151   2013
                                                              9.75             11.00          46,281   2012
                                                              9.59              9.75          48,882   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $13.09            $13.69       5,330,851   2020
                                                             11.49             13.09       6,026,531   2019
                                                             12.49             11.49       6,954,632   2018
                                                             10.99             12.49       8,187,759   2017
                                                             10.51             10.99       9,302,989   2016
                                                             10.81             10.51      10,399,402   2015
                                                             10.44             10.81      12,026,281   2014
                                                              9.24             10.44      13,917,548   2013
                                                              8.36              9.24      15,111,020   2012
                                                              8.75              8.36      16,427,724   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $21.07            $25.46          22,517   2020
                                                             16.22             21.07          26,449   2019
                                                             17.04             16.22          33,069   2018
                                                             14.42             17.04          41,128   2017
                                                             13.39             14.42          44,341   2016
                                                             13.90             13.39          58,090   2015
                                                             12.51             13.90          67,083   2014
                                                              9.48             12.51          70,580   2013
                                                              8.31              9.48          82,012   2012
                                                              8.68              8.31          88,511   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.35            $26.15           7,393   2020
                                                             16.08             20.35           8,960   2019
                                                             17.31             16.08          10,761   2018
                                                             13.54             17.31          13,154   2017
                                                             13.57             13.54          16,700   2016
                                                             13.00             13.57          18,394   2015
                                                             12.37             13.00          21,669   2014
                                                              9.70             12.37          26,711   2013
                                                              8.90              9.70          31,670   2012
                                                              9.46              8.90          34,357   2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.69            $42.45              96   2020
                                                             21.15             27.69             146   2019
                                                             21.72             21.15             180   2018
                                                             16.19             21.72             218   2017
                                                             16.64             16.19             392   2016
                                                             15.21             16.64           1,230   2015
                                                             14.08             15.21           2,690   2014
                                                             10.42             14.08           3,152   2013
                                                              9.14             10.42           1,517   2012
                                                              9.28              9.14           1,631   2011
-----------------------------------------------------------------------------------------------------------

                                     B-116

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 4.90            $ 5.40       1,140,964   2020
                                                           4.51              4.90       2,047,764   2019
                                                           5.61              4.51       2,175,199   2018
                                                           5.72              5.61       1,822,865   2017
                                                           4.65              5.72       1,157,576   2016
                                                           6.64              4.65       1,032,067   2015
                                                           8.40              6.64         895,676   2014
                                                           7.76              8.40         782,862   2013
                                                           8.11              7.76         797,283   2012
                                                          10.21              8.11         438,690   2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $34.41            $48.56             549   2020
                                                          25.48             34.41             730   2019
                                                          25.79             25.48           3,606   2018
                                                          19.44             25.79           1,651   2017
                                                          19.62             19.44           3,184   2016
                                                          19.65             19.62           3,140   2015
                                                          19.19             19.65           3,258   2014
                                                          13.92             19.19           3,305   2013
                                                          11.74             13.92           1,910   2012
                                                          12.61             11.74           2,057   2011
--------------------------------------------------------------------------------------------------------

                                     B-117

                         Lifetime Income Plus Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.08            $15.07         41,635    2020
                                                            12.16             14.08         46,824    2019
                                                            13.27             12.16         51,861    2018
                                                            11.71             13.27         56,432    2017
                                                            11.45             11.71         61,013    2016
                                                            11.54             11.45         63,277    2015
                                                            11.00             11.54         69,351    2014
                                                             9.66             11.00         72,709    2013
                                                             8.70              9.66         80,187    2012
                                                             9.16              8.70         87,630    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.87            $24.34              0    2020
                                                            14.05             17.87              0    2019
                                                            15.94             14.05              0    2018
                                                            11.94             15.94              0    2017
                                                            12.30             11.94              0    2016
                                                            12.23             12.30              0    2015
                                                            11.91             12.23              0    2014
                                                             9.90             11.91              0    2013
                                                             8.92              9.90              0    2012
                                                            11.89              8.92              0    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $22.07            $22.15          3,059    2020
                                                            18.22             22.07          3,256    2019
                                                            19.76             18.22          4,339    2018
                                                            17.01             19.76          6,155    2017
                                                            15.64             17.01          8,098    2016
                                                            15.74             15.64         10,742    2015
                                                            14.70             15.74         13,074    2014
                                                            11.15             14.70         18,963    2013
                                                             9.71             11.15         26,063    2012
                                                             9.35              9.71         35,155    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.99            $ 9.00         87,327    2020
                                                             7.86              8.99        142,891    2019
                                                            10.42              7.86        170,262    2018
                                                             8.50             10.42        173,953    2017
                                                             8.75              8.50        478,502    2016
                                                             8.72              8.75        411,329    2015
                                                             9.52              8.72        409,012    2014
                                                             7.92              9.52        354,715    2013
                                                             7.08              7.92        688,554    2012
                                                             8.97              7.08        671,847    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $30.11            $39.86          1,154    2020
                                                            22.88             30.11          2,220    2019
                                                            22.83             22.88          2,993    2018
                                                            17.70             22.83          5,052    2017
                                                            17.65             17.70          7,039    2016
                                                            16.26             17.65          8,306    2015
                                                            14.58             16.26         10,909    2014
                                                            10.87             14.58         17,301    2013
                                                             9.51             10.87         24,335    2012
                                                            10.08              9.51         34,789    2011
----------------------------------------------------------------------------------------------------------

                                     B-118

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.47            $41.33         14,753    2020
                                                                                   20.62             27.47              0    2019
                                                                                   21.29             20.62              0    2018
                                                                                   16.24             21.29              0    2017
                                                                                   15.61             16.24              0    2016
                                                                                   16.19             15.61              0    2015
                                                                                   16.88             16.19         91,352    2014
                                                                                   11.86             16.88              0    2013
                                                                                   10.55             11.86              0    2012
                                                                                   10.34             10.55              0    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $22.59            $30.14              0    2020
                                                                                   16.98             22.59              0    2019
                                                                                   18.43             16.98              0    2018
                                                                                   14.87             18.43              0    2017
                                                                                   15.56             14.87              0    2016
                                                                                   15.38             15.56              0    2015
                                                                                   13.64             15.38              0    2014
                                                                                   10.76             13.64              0    2013
                                                                                    9.65             10.76              0    2012
                                                                                    9.99              9.65              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.65            $13.08        104,876    2020
                                                                                   10.15             11.65        135,462    2019
                                                                                   10.97             10.15        196,631    2018
                                                                                   10.28             10.97        215,437    2017
                                                                                   10.00             10.28        265,395    2016
                                                                                   10.15             10.00        305,804    2015
                                                                                    9.59             10.15        378,650    2014
                                                                                    8.68              9.59        511,126    2013
                                                                                    7.90              8.68        619,181    2012
                                                                                    8.04              7.90        766,984    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $22.55            $30.98              0    2020
   Series II Shares                                                                16.56             22.55              0    2019
                                                                                   18.05             16.56              0    2018
                                                                                   14.34             18.05              0    2017
                                                                                   14.34             14.34              0    2016
                                                                                   13.77             14.34              0    2015
                                                                                   13.32             13.77              0    2014
                                                                                   10.03             13.32              0    2013
                                                                                    8.81             10.03              0    2012
                                                                                    8.92              8.81              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $21.91            $27.33        112,022    2020
                                                                                   17.02             21.91         32,100    2019
                                                                                   20.07             17.02         43,765    2018
                                                                                   15.03             20.07         95,412    2017
                                                                                   15.36             15.03        104,630    2016
                                                                                   15.13             15.36        162,320    2015
                                                                                   15.14             15.13        194,399    2014
                                                                                   12.17             15.14        166,487    2013
                                                                                   10.27             12.17        224,885    2012
                                                                                   11.46             10.27        277,243    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-119

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $23.28            $25.92           2,239   2020
                                                                            18.04             23.28         199,221   2019
                                                                            20.04             18.04         267,199   2018
                                                                            17.54             20.04         239,189   2017
                                                                            16.09             17.54         300,830   2016
                                                                            15.93             16.09         236,351   2015
                                                                            14.73             15.93         287,711   2014
                                                                            11.44             14.73         356,287   2013
                                                                            10.02             11.44         494,923   2012
                                                                            10.26             10.02       1,145,252   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $23.94            $28.05          26,572   2020
   Series II Shares                                                         19.38             23.94          36,082   2019
                                                                            22.12             19.38          46,595   2018
                                                                            19.82             22.12          74,020   2017
                                                                            17.19             19.82          91,502   2016
                                                                            18.69             17.19         159,719   2015
                                                                            17.09             18.69         180,415   2014
                                                                            12.41             17.09         319,694   2013
                                                                            10.77             12.41         481,652   2012
                                                                            11.26             10.77         580,382   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.46            $31.32               0   2020
                                                                            16.77             22.46               0   2019
                                                                            17.76             16.77               0   2018
                                                                            14.24             17.76               0   2017
                                                                            14.21             14.24               0   2016
                                                                            13.82             14.21               0   2015
                                                                            13.01             13.82               0   2014
                                                                             9.48             13.01               0   2013
                                                                            10.00              9.48              38   2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $27.17            $37.79               0   2020
                                                                            20.33             27.17               0   2019
                                                                            21.60             20.33               0   2018
                                                                            17.36             21.60               0   2017
                                                                            17.37             17.36               0   2016
                                                                            16.93             17.37               0   2015
                                                                            15.98             16.93               0   2014
                                                                            11.67             15.98               0   2013
                                                                            10.51             11.67               0   2012
                                                                            11.46             10.51               0   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $20.75            $20.10           9,865   2020
                                                                            16.95             20.75          12,087   2019
                                                                            19.75             16.95          14,871   2018
                                                                            17.15             19.75          17,628   2017
                                                                            14.97             17.15         202,831   2016
                                                                            16.29             14.97          30,335   2015
                                                                            15.24             16.29          34,673   2014
                                                                            11.47             15.24          51,216   2013
                                                                             9.85             11.47          73,630   2012
                                                                            10.27              9.85          97,013   2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-120

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $19.08            $21.28          1,570    2020
                                                                      15.11             19.08        242,342    2019
                                                                      17.02             15.11        316,792    2018
                                                                      15.35             17.02        283,093    2017
                                                                      14.22             15.35        306,818    2016
                                                                      15.40             14.22          5,037    2015
                                                                      14.54             15.40          5,193    2014
                                                                      11.49             14.54          7,177    2013
                                                                      10.30             11.49          8,320    2012
                                                                      10.52             10.30          9,592    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.27            $17.47         64,114    2020
                                                                      13.84             16.27         86,825    2019
                                                                      15.65             13.84         98,185    2018
                                                                      14.42             15.65        109,237    2017
                                                                      12.82             14.42        124,216    2016
                                                                      13.44             12.82        138,546    2015
                                                                      12.61             13.44        183,490    2014
                                                                      10.31             12.61        190,575    2013
                                                                       9.37             10.31        224,387    2012
                                                                       9.69              9.37        239,748    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $17.44            $19.43          8,326    2020
                                                                      13.88             17.44         91,264    2019
                                                                      16.72             13.88        121,068    2018
                                                                      13.91             16.72        131,566    2017
                                                                      14.30             13.91        102,478    2016
                                                                      14.99             14.30        244,005    2015
                                                                      15.29             14.99        181,474    2014
                                                                      13.15             15.29        203,430    2013
                                                                      11.65             13.15        249,902    2012
                                                                      12.78             11.65        218,577    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $14.28            $14.73          5,008    2020
                                                                      11.20             14.28          6,423    2019
                                                                      14.18             11.20          8,619    2018
                                                                      12.35             14.18         10,310    2017
                                                                      10.69             12.35         12,810    2016
                                                                      12.22             10.69         17,413    2015
                                                                      11.72             12.22         25,991    2014
                                                                       8.98             11.72         32,390    2013
                                                                       7.79              8.98         41,609    2012
                                                                       8.24              7.79         47,932    2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.02            $12.90         49,547    2020
                                                                      11.27             12.02        148,582    2019
                                                                      11.84             11.27        171,584    2018
                                                                      11.66             11.84        170,996    2017
                                                                      11.41             11.66        192,288    2016
                                                                      11.94             11.41         68,456    2015
                                                                      11.80             11.94        327,679    2014
                                                                      13.16             11.80        363,758    2013
                                                                      12.51             13.16        359,112    2012
                                                                      11.43             12.51        394,721    2011
--------------------------------------------------------------------------------------------------------------------

                                     B-121

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $22.35            $26.19           1,716   2020
                                                                               17.73             22.35           2,200   2019
                                                                               19.40             17.73           2,680   2018
                                                                               17.40             19.40           3,140   2017
                                                                               14.39             17.40           3,706   2016
                                                                               15.76             14.39           5,710   2015
                                                                               15.31             15.76           7,762   2014
                                                                               11.00             15.31           9,431   2013
                                                                                9.92             11.00          12,743   2012
                                                                               10.40              9.92          13,593   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.34            $20.54           8,038   2020
                                                                               16.81             20.34          61,024   2019
                                                                               18.68             16.81          75,428   2018
                                                                               17.65             18.68          88,993   2017
                                                                               15.31             17.65         160,016   2016
                                                                               16.65             15.31          18,389   2015
                                                                               15.51             16.65          24,546   2014
                                                                               11.50             15.51          31,045   2013
                                                                               10.32             11.50          40,742   2012
                                                                               10.83             10.32          60,191   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $17.66            $20.88         410,094   2020
                                                                               15.31             17.66         548,061   2019
                                                                               16.91             15.31         718,644   2018
                                                                               15.19             16.91         831,199   2017
                                                                               14.93             15.19         972,911   2016
                                                                               15.40             14.93       1,126,057   2015
                                                                               15.43             15.40       1,381,852   2014
                                                                               13.76             15.43       1,588,696   2013
                                                                               12.78             13.76       1,962,172   2012
                                                                               13.54             12.78       2,517,257   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $28.03            $39.37               0   2020
                                                                               21.62             28.03               0   2019
                                                                               21.48             21.62               0   2018
                                                                               16.97             21.48               0   2017
                                                                               16.11             16.97               0   2016
                                                                               16.04             16.11               0   2015
                                                                               14.37             16.04               0   2014
                                                                               10.98             14.37               0   2013
                                                                                9.77             10.98               0   2012
                                                                                9.74              9.77               0   2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.73            $21.62         201,222   2020
                                                                               12.96             16.73          70,696   2019
                                                                               13.56             12.96          95,394   2018
                                                                               10.41             13.56         188,540   2017
                                                                               10.00             10.41          19,104   2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.03            $12.83          20,410   2020
                                                                                9.82             12.03          24,553   2019
                                                                               12.05              9.82          32,790   2018
                                                                                9.67             12.05          37,362   2017
                                                                               10.00              9.67          50,838   2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-122

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.68            $12.67         47,767    2020
                                                                       12.09             12.68        110,525    2019
                                                                       12.35             12.09        153,263    2018
                                                                       12.19             12.35         77,070    2017
                                                                       11.43             12.19         86,103    2016
                                                                       11.78             11.43        108,816    2015
                                                                       11.96             11.78        249,133    2014
                                                                       11.76             11.96        266,010    2013
                                                                       11.19             11.76        225,266    2012
                                                                       11.13             11.19          1,801    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $19.08            $19.71          1,454    2020
                                                                       17.07             19.08          1,751    2019
                                                                       18.05             17.07          2,123    2018
                                                                       17.29             18.05          2,480    2017
                                                                       15.41             17.29          3,201    2016
                                                                       16.18             15.41          3,943    2015
                                                                       16.12             16.18          4,267    2014
                                                                       15.42             16.12          6,755    2013
                                                                       13.78             15.42          8,215    2012
                                                                       13.40             13.78          9,293    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $29.14            $36.68         16,259    2020
                                                                       22.28             29.14             18    2019
                                                                       21.97             22.28            304    2018
                                                                       17.52             21.97            595    2017
                                                                       17.30             17.52            971    2016
                                                                       16.64             17.30          1,134    2015
                                                                       15.52             16.64          2,680    2014
                                                                       11.34             15.52          6,183    2013
                                                                        9.90             11.34          8,105    2012
                                                                       11.68              9.90        287,551    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $17.19            $19.28         33,272    2020
                                                                       14.87             17.19         44,256    2019
                                                                       16.09             14.87         55,959    2018
                                                                       14.44             16.09         66,004    2017
                                                                       14.33             14.44        110,777    2016
                                                                       14.64             14.33        114,451    2015
                                                                       14.16             14.64        117,805    2014
                                                                       12.54             14.16        148,127    2013
                                                                       11.40             12.54        170,078    2012
                                                                       11.98             11.40        239,676    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.83            $23.72        236,606    2020
                                                                       16.31             19.83        269,622    2019
                                                                       17.43             16.31        307,825    2018
                                                                       15.32             17.43        400,280    2017
                                                                       14.62             15.32        444,562    2016
                                                                       14.87             14.62        524,833    2015
                                                                       13.80             14.87        585,204    2014
                                                                       11.81             13.80        712,268    2013
                                                                       10.50             11.81        857,237    2012
                                                                       11.15             10.50        852,229    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-123

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $25.24            $32.20          1,743    2020
                                                                         19.63             25.24         43,982    2019
                                                                         21.47             19.63         59,891    2018
                                                                         18.03             21.47        113,603    2017
                                                                         17.08             18.03         91,496    2016
                                                                         17.37             17.08        438,897    2015
                                                                         15.88             17.37        517,671    2014
                                                                         12.38             15.88        686,046    2013
                                                                         10.88             12.38        954,388    2012
                                                                         11.43             10.88          3,985    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $26.57            $34.71              0    2020
                                                                         20.90             26.57              0    2019
                                                                         22.50             20.90              0    2018
                                                                         18.60             22.50              0    2017
                                                                         18.50             18.60              0    2016
                                                                         18.69             18.50              0    2015
                                                                         17.24             18.69              0    2014
                                                                         12.73             17.24              0    2013
                                                                         10.63             12.73              0    2012
                                                                         11.17             10.63              0    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.67            $20.51        214,342    2020
                                                                         15.80             19.67         61,366    2019
                                                                         17.64             15.80         81,257    2018
                                                                         15.99             17.64         95,838    2017
                                                                         13.87             15.99         19,800    2016
                                                                         14.78             13.87        249,410    2015
                                                                         13.91             14.78        278,920    2014
                                                                         11.11             13.91        391,565    2013
                                                                          9.69             11.11        528,087    2012
                                                                          9.83              9.69         63,923    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $23.00            $24.24              0    2020
                                                                         18.10             23.00              0    2019
                                                                         20.36             18.10              0    2018
                                                                         17.82             20.36              0    2017
                                                                         15.71             17.82              0    2016
                                                                         16.46             15.71              0    2015
                                                                         15.24             16.46              0    2014
                                                                         11.68             15.24              0    2013
                                                                         10.08             11.68              0    2012
                                                                         10.16             10.08              0    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.69            $52.22         59,468    2020
                                                                         23.03             31.69          1,337    2019
                                                                         20.95             23.03          2,011    2018
                                                                         15.94             20.95          1,013    2017
                                                                         16.26             15.94          2,021    2016
                                                                         15.76             16.26        191,636    2015
                                                                         14.37             15.76         94,130    2014
                                                                         10.67             14.37        114,915    2013
                                                                         10.00             10.67        168,260    2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-124

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $29.63            $41.67          1,913    2020
                                                                  22.58             29.63          3,103    2019
                                                                  23.16             22.58          4,463    2018
                                                                  17.53             23.16          5,430    2017
                                                                  17.80             17.53          9,637    2016
                                                                  17.00             17.80         10,805    2015
                                                                  15.64             17.00         20,454    2014
                                                                  11.74             15.64         27,903    2013
                                                                  10.47             11.74         37,599    2012
                                                                  10.70             10.47         54,226    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.87            $13.77        219,398    2020
                                                                  12.01             12.87        270,735    2019
                                                                  12.36             12.01        315,312    2018
                                                                  12.14             12.36        539,663    2017
                                                                  11.86             12.14        608,306    2016
                                                                  12.21             11.86        630,144    2015
                                                                  11.80             12.21        432,119    2014
                                                                  12.31             11.80        560,182    2013
                                                                  11.90             12.31        665,401    2012
                                                                  11.35             11.90          3,342    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $23.01            $26.56          7,867    2020
                                                                  19.07             23.01         86,947    2019
                                                                  22.85             19.07        108,150    2018
                                                                  19.35             22.85        118,002    2017
                                                                  17.65             19.35        151,043    2016
                                                                  18.32             17.65        160,471    2015
                                                                  17.64             18.32        308,215    2014
                                                                  13.25             17.64        315,907    2013
                                                                  11.81             13.25        453,250    2012
                                                                  13.52             11.81         57,448    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $21.27            $22.51              0    2020
                                                                  16.19             21.27              0    2019
                                                                  20.04             16.19              0    2018
                                                                  17.18             20.04              0    2017
                                                                  16.05             17.18              0    2016
                                                                  16.93             16.05              0    2015
                                                                  16.23             16.93              0    2014
                                                                  12.72             16.23              0    2013
                                                                  10.22             12.72              0    2012
                                                                  11.47             10.22              0    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.23            $14.48         29,154    2020
                                                                  11.27             13.23         37,945    2019
                                                                  12.73             11.27         51,730    2018
                                                                  11.61             12.73         58,790    2017
                                                                  10.47             11.61         68,956    2016
                                                                  11.40             10.47         85,291    2015
                                                                  11.31             11.40        114,000    2014
                                                                   9.33             11.31        158,673    2013
                                                                   8.26              9.33        196,185    2012
                                                                   8.57              8.26        246,239    2011
----------------------------------------------------------------------------------------------------------------

                                     B-125

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $17.37            $17.13       1,873,836   2020
                                                                        15.28             17.37       2,237,147   2019
                                                                        16.30             15.28       2,782,347   2018
                                                                        15.17             16.30       3,317,459   2017
                                                                        13.59             15.17       3,966,960   2016
                                                                        14.92             13.59       4,911,063   2015
                                                                        14.56             14.92       5,806,252   2014
                                                                        13.05             14.56       7,031,191   2013
                                                                        11.83             13.05       8,628,720   2012
                                                                        11.79             11.83      10,811,811   2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $17.44            $16.22             311   2020
                                                                        14.52             17.44             283   2019
                                                                        16.31             14.52             745   2018
                                                                        15.37             16.31           1,572   2017
                                                                        13.52             15.37           1,936   2016
                                                                        14.52             13.52           2,573   2015
                                                                        13.83             14.52           4,255   2014
                                                                        11.01             13.83           8,474   2013
                                                                         9.84             11.01          10,145   2012
                                                                        10.15              9.84         293,796   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.92            $12.35               0   2020
                                                                        10.57             11.92               0   2019
                                                                        12.67             10.57               0   2018
                                                                        10.92             12.67               0   2017
                                                                        10.17             10.92               0   2016
                                                                        11.10             10.17               0   2015
                                                                        11.66             11.10               0   2014
                                                                         9.10             11.66               0   2013
                                                                         7.67              9.10               0   2012
                                                                         8.42              7.67               0   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.92            $ 8.76         258,809   2020
                                                                         8.94              8.92         285,666   2019
                                                                         8.99              8.94         223,681   2018
                                                                         9.13              8.99         383,001   2017
                                                                         9.32              9.13         384,685   2016
                                                                         9.51              9.32         592,645   2015
                                                                         9.71              9.51         475,533   2014
                                                                         9.92              9.71         528,587   2013
                                                                        10.00              9.92         645,177   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $22.02            $23.38           3,908   2020
                                                                        17.09             22.02           5,239   2019
                                                                        19.49             17.09           7,235   2018
                                                                        17.92             19.49           9,146   2017
                                                                        16.11             17.92          10,608   2016
                                                                        18.12             16.11          14,490   2015
                                                                        16.29             18.12          17,616   2014
                                                                        12.52             16.29          22,597   2013
                                                                        10.79             12.52          31,693   2012
                                                                        11.76             10.79          41,050   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-126

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $24.52            $27.39        222,534    2020
                                                                        20.47             24.52        250,585    2019
                                                                        20.81             20.47        294,123    2018
                                                                        17.99             20.81        334,868    2017
                                                                        17.60             17.99        402,825    2016
                                                                        17.90             17.60        503,484    2015
                                                                        16.88             17.90        557,821    2014
                                                                        14.38             16.88        610,798    2013
                                                                        12.95             14.38        767,753    2012
                                                                        13.05             12.95        989,045    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $34.33            $46.76          1,186    2020
                                                                        25.61             34.33          1,485    2019
                                                                        25.71             25.61          1,874    2018
                                                                        20.19             25.71          1,147    2017
                                                                        20.22             20.19         78,384    2016
                                                                        18.44             20.22         93,386    2015
                                                                        17.36             18.44        122,476    2014
                                                                        13.54             17.36        145,452    2013
                                                                        11.16             13.54        202,487    2012
                                                                        12.24             11.16        173,233    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $24.16            $27.86          2,535    2020
                                                                        19.77             24.16          3,184    2019
                                                                        22.08             19.77          3,967    2018
                                                                        19.43             22.08          4,757    2017
                                                                        19.65             19.43          5,247    2016
                                                                        20.46             19.65          5,585    2015
                                                                        17.40             20.46          5,992    2014
                                                                        12.05             17.40          9,359    2013
                                                                        10.39             12.05         15,345    2012
                                                                        10.38             10.39         19,667    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.84            $20.89         56,908    2020
                                                                        15.41             19.84         72,367    2019
                                                                        16.57             15.41         86,236    2018
                                                                        14.21             16.57         98,811    2017
                                                                        12.64             14.21        110,086    2016
                                                                        13.50             12.64        123,634    2015
                                                                        12.15             13.50        213,577    2014
                                                                         9.87             12.15        273,440    2013
                                                                         8.83              9.87        297,114    2012
                                                                         8.37              8.83        372,413    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.24            $13.65          2,919    2020
                                                                        10.49             13.24          3,917    2019
                                                                        11.75             10.49          5,463    2018
                                                                        10.44             11.75          7,302    2017
                                                                         9.44             10.44          8,193    2016
                                                                         9.92              9.44          9,769    2015
                                                                        10.00              9.92         14,963    2014
----------------------------------------------------------------------------------------------------------------------

                                     B-127

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares            $25.44            $28.30               0   2020
                                                                    19.79             25.44               0   2019
                                                                    21.43             19.79               0   2018
                                                                    17.78             21.43               0   2017
                                                                    16.76             17.78               0   2016
                                                                    17.12             16.76               0   2015
                                                                    15.78             17.12               0   2014
                                                                    12.23             15.78               0   2013
                                                                    10.51             12.23               0   2012
                                                                    10.99             10.51               0   2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares              $32.42            $46.23           1,097   2020
                                                                    23.43             32.42           1,989   2019
                                                                    24.34             23.43           2,961   2018
                                                                    19.67             24.34           4,433   2017
                                                                    18.46             19.67           6,082   2016
                                                                    19.25             18.46           7,174   2015
                                                                    21.25             19.25           8,388   2014
                                                                    15.36             21.25           9,787   2013
                                                                    12.97             15.36          12,939   2012
                                                                    14.80             12.97          14,735   2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares               $17.58            $18.86         299,761   2020
                                                                    14.95             17.58         360,289   2019
                                                                    16.21             14.95         417,497   2018
                                                                    14.77             16.21         509,861   2017
                                                                    13.86             14.77         603,833   2016
                                                                    14.23             13.86         660,003   2015
                                                                    13.43             14.23         758,684   2014
                                                                    11.54             13.43         836,139   2013
                                                                    10.62             11.54       1,004,489   2012
                                                                    10.68             10.62       1,259,523   2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                  $26.16            $27.06               0   2020
                                                                    21.40             26.16               0   2019
                                                                    21.67             21.40               0   2018
                                                                    19.33             21.67               0   2017
                                                                    17.74             19.33               0   2016
                                                                    21.24             17.74               0   2015
                                                                    19.28             21.24               0   2014
                                                                    16.38             19.28               0   2013
                                                                    14.77             16.38           1,802   2012
                                                                    14.16             14.77             379   2011
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --         $16.97            $20.31           2,218   2020
   Service Class Shares                                             12.41             16.97           3,254   2019
                                                                    12.60             12.41           4,662   2018
                                                                    10.04             12.60           5,911   2017
                                                                     9.68             10.04           9,717   2016
                                                                    10.00              9.68          11,179   2015
------------------------------------------------------------------------------------------------------------------

                                     B-128

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.28            $15.09               0   2020
                                                                              13.05             14.28               0   2019
                                                                              14.09             13.05               0   2018
                                                                              12.69             14.09               0   2017
                                                                              11.47             12.69               0   2016
                                                                              12.90             11.47               0   2015
                                                                              13.11             12.90               0   2014
                                                                              13.37             13.11               0   2013
                                                                              11.89             13.37               0   2012
                                                                              11.91             11.89               0   2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.82            $18.46          39,315   2020
                                                                              15.86             17.82          86,734   2019
                                                                              16.63             15.86          80,054   2018
                                                                              15.93             16.63          71,224   2017
                                                                              14.46             15.93          82,553   2016
                                                                              15.01             14.46         235,694   2015
                                                                              14.83             15.01         176,418   2014
                                                                              14.32             14.83         145,164   2013
                                                                              12.79             14.32         163,244   2012
                                                                              12.63             12.79         270,436   2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.00            $20.70          89,170   2020
                                                                              16.22             18.00          79,071   2019
                                                                              16.96             16.22          74,020   2018
                                                                              15.89             16.96          60,869   2017
                                                                              16.11             15.89          71,547   2016
                                                                              16.68             16.11           5,974   2015
                                                                              13.73             16.68           7,008   2014
                                                                              16.11             13.73          10,603   2013
                                                                              15.75             16.11           9,404   2012
                                                                              12.58             15.75          12,220   2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.50            $11.60         316,645   2020
                                                                              11.29             11.50         160,529   2019
                                                                              11.49             11.29         176,690   2018
                                                                              11.57             11.49         191,697   2017
                                                                              11.65             11.57         212,880   2016
                                                                              11.85             11.65         407,000   2015
                                                                              12.00             11.85         993,354   2014
                                                                              12.27             12.00       1,043,750   2013
                                                                              11.83             12.27       1,112,412   2012
                                                                              11.95             11.83       1,227,732   2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.76            $15.71         171,741   2020
                                                                              13.90             14.76         258,554   2019
                                                                              14.27             13.90         323,906   2018
                                                                              13.89             14.27         502,217   2017
                                                                              13.81             13.89         571,290   2016
                                                                              14.04             13.81         721,475   2015
                                                                              13.74             14.04         489,330   2014
                                                                              14.31             13.74         620,404   2013
                                                                              13.33             14.31         660,349   2012
                                                                              13.14             13.33         821,966   2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-129

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $39.12            $55.54              0    2020
                                                                29.18             39.12              0    2019
                                                                30.34             29.18              0    2018
                                                                23.62             30.34              0    2017
                                                                22.75             23.62              0    2016
                                                                21.46             22.75              0    2015
                                                                18.66             21.46              0    2014
                                                                14.15             18.66              0    2013
                                                                12.37             14.15              0    2012
                                                                12.36             12.37              0    2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.03            $12.61          3,523    2020
                                                                11.31             12.03          3,764    2019
                                                                11.71             11.31          4,457    2018
                                                                11.58             11.71          6,273    2017
                                                                11.48             11.58          6,604    2016
                                                                11.77             11.48          9,291    2015
                                                                11.43             11.77         10,360    2014
                                                                11.83             11.43         11,260    2013
                                                                11.42             11.83         11,084    2012
                                                                10.88             11.42         13,536    2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $29.73            $38.91              0    2020
                                                                22.10             29.73              0    2019
                                                                23.18             22.10              0    2018
                                                                18.44             23.18              0    2017
                                                                18.37             18.44              0    2016
                                                                18.16             18.37              0    2015
                                                                16.25             18.16              0    2014
                                                                12.30             16.25              0    2013
                                                                10.39             12.30              0    2012
                                                                10.56             10.39              0    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $25.11            $23.31         26,140    2020
                                                                20.32             25.11         28,093    2019
                                                                22.01             20.32         35,666    2018
                                                                21.22             22.01         43,288    2017
                                                                20.06             21.22         50,249    2016
                                                                19.59             20.06         62,924    2015
                                                                15.16             19.59         75,477    2014
                                                                15.09             15.16        158,212    2013
                                                                13.19             15.09         60,588    2012
                                                                12.26             13.19         73,481    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $25.86            $29.87             72    2020
                                                                20.15             25.86             85    2019
                                                                21.59             20.15             80    2018
                                                                18.14             21.59            122    2017
                                                                16.59             18.14            143    2016
                                                                16.76             16.59            171    2015
                                                                15.11             16.76            188    2014
                                                                11.69             15.11            486    2013
                                                                10.31             11.69            596    2012
                                                                10.35             10.31          6,022    2011
--------------------------------------------------------------------------------------------------------------

                                     B-130

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $23.95            $26.87           2,605   2020
                                                             19.39             23.95           3,250   2019
                                                             21.92             19.39           3,985   2018
                                                             19.85             21.92           4,205   2017
                                                             16.38             19.85           5,304   2016
                                                             17.44             16.38           7,126   2015
                                                             17.16             17.44          10,299   2014
                                                             12.80             17.16          13,522   2013
                                                             11.40             12.80          18,193   2012
                                                             11.29             11.40          27,947   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $16.13            $16.81       1,200,802   2020
                                                             14.22             16.13       1,452,284   2019
                                                             15.50             14.22       1,765,936   2018
                                                             13.69             15.50       2,085,323   2017
                                                             13.14             13.69       2,695,063   2016
                                                             13.57             13.14       3,181,385   2015
                                                             13.15             13.57       3,900,241   2014
                                                             11.68             13.15       4,630,031   2013
                                                             10.60             11.68       5,454,867   2012
                                                             11.14             10.60       6,904,460   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.32            $14.89       2,747,476   2020
                                                             12.65             14.32       3,345,686   2019
                                                             13.83             12.65       4,044,152   2018
                                                             12.25             13.83       4,800,112   2017
                                                             11.79             12.25       5,682,378   2016
                                                             12.20             11.79       6,827,170   2015
                                                             11.85             12.20       8,149,908   2014
                                                             10.56             11.85       9,610,320   2013
                                                              9.60             10.56      11,747,555   2012
                                                             10.12              9.60      13,758,448   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.96            $29.98               0   2020
                                                             19.34             24.96               0   2019
                                                             20.44             19.34               0   2018
                                                             17.40             20.44               0   2017
                                                             16.25             17.40               0   2016
                                                             16.98             16.25               0   2015
                                                             15.37             16.98               0   2014
                                                             11.72             15.37               0   2013
                                                             10.33             11.72               0   2012
                                                             10.86             10.33               0   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $25.10            $32.07             398   2020
                                                             19.96             25.10             508   2019
                                                             21.62             19.96             570   2018
                                                             17.01             21.62           1,154   2017
                                                             17.15             17.01           1,422   2016
                                                             16.54             17.15           1,668   2015
                                                             15.83             16.54           1,883   2014
                                                             12.49             15.83           2,440   2013
                                                             11.53             12.49           2,984   2012
                                                             12.33             11.53           3,168   2011
-----------------------------------------------------------------------------------------------------------

                                     B-131

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $30.76            $46.87            457    2020
                                                          23.64             30.76            783    2019
                                                          24.43             23.64          1,169    2018
                                                          18.32             24.43          1,555    2017
                                                          18.94             18.32          2,125    2016
                                                          17.42             18.94          3,115    2015
                                                          16.23             17.42          4,593    2014
                                                          12.08             16.23          8,381    2013
                                                          10.66             12.08         10,576    2012
                                                          10.89             10.66         11,757    2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 8.51            $ 9.32         65,702    2020
                                                           7.88              8.51        167,456    2019
                                                           9.86              7.88        186,768    2018
                                                          10.12              9.86        148,857    2017
                                                           8.28             10.12        101,212    2016
                                                          11.87              8.28         73,825    2015
                                                          15.12             11.87         62,740    2014
                                                          14.06             15.12         53,669    2013
                                                          14.79             14.06         63,486    2012
                                                          18.72             14.79          1,753    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $32.48            $45.56              0    2020
                                                          24.20             32.48              0    2019
                                                          24.64             24.20              0    2018
                                                          18.69             24.64              0    2017
                                                          18.98             18.69              0    2016
                                                          19.12             18.98              0    2015
                                                          18.79             19.12              0    2014
                                                          13.72             18.79              0    2013
                                                          11.63             13.72              0    2012
                                                          12.57             11.63              0    2011
--------------------------------------------------------------------------------------------------------

                                     B-132

          Lifetime Income Plus Elected -- reset on or after 07/15/19

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                $10.38            $11.03             0     2020
                                                                                   10.00             10.38             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                  $10.56            $14.29             0     2020
                                                                                   10.00             10.56             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       $10.62            $10.59             0     2020
                                                                                   10.00             10.62             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                     $10.60            $10.54         7,648     2020
                                                                                   10.00             10.60         2,912     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $10.83            $14.25             0     2020
                                                                                   10.00             10.83             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $10.27            $15.35         5,411     2020
                                                                                   10.00             10.27             0     2019
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $10.88            $14.42             0     2020
                                                                                   10.00             10.88             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.31            $11.50         8,600     2020
                                                                                   10.00             10.31         8,905     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $10.39            $14.17             0     2020
   Series II Shares                                                                10.00             10.39             0     2019
-                                                                           -----------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $10.63            $13.17        30,575     2020
                                                                                   10.00             10.63         1,935     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                $10.59            $11.72             0     2020
                                                                                   10.00             10.59        12,636     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                       $10.80            $12.57         6,483     2020
   Series II Shares                                                                10.00             10.80         1,909     2019
-                                                                           -----------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                         $10.89            $15.09             0     2020
                                                                                   10.00             10.89             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                        $10.88            $15.03             0     2020
                                                                                   10.00             10.88             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                  $10.71            $10.31             0     2020
                                                                                   10.00             10.71             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                $10.69            $11.84             0     2020
                                                                                   10.00             10.69        12,528     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                         $10.43            $11.12         1,624     2020
                                                                                   10.00             10.43             0     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                      $10.56            $11.68             0     2020
                                                                                   10.00             10.56         3,905     2019
---------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                       $10.68            $10.95             0     2020
                                                                                   10.00             10.68             0     2019
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.08            $10.74         7,372     2020
                                                                                   10.00             10.08         5,039     2019
---------------------------------------------------------------------------------------------------------------------------------

                                     B-133

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.59            $12.33             0     2020
                                                                               10.00             10.59             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.59            $10.63             0     2020
                                                                               10.00             10.59         2,927     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.49            $12.32        37,074     2020
                                                                               10.00             10.49        11,725     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.28            $14.35             0     2020
                                                                               10.00             10.28             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.53            $13.52        41,243     2020
                                                                               10.00             10.53         2,930     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.77            $11.40             0     2020
                                                                               10.00             10.77             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.08            $10.00         7,881     2020
                                                                               10.00             10.08         4,048     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.23            $10.50             0     2020
                                                                               10.00             10.23             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.33            $12.91         6,158     2020
                                                                               10.00             10.33             0     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                          $10.46            $11.66             0     2020
                                                                               10.00             10.46             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.63            $12.63        14,411     2020
                                                                               10.00             10.63         1,078     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.62            $13.45             0     2020
                                                                               10.00             10.62         2,912     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.65            $13.81             0     2020
                                                                               10.00             10.65             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.72            $11.11        50,681     2020
                                                                               10.00             10.72         2,880     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.96            $11.48             0     2020
                                                                               10.00             10.96             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.88            $17.80        22,893     2020
                                                                               10.00             10.88             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.76            $15.03             0     2020
                                                                               10.00             10.76             0     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.14            $10.77        36,630     2020
                                                                               10.00             10.14        10,008     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.35            $11.87             0     2020
                                                                               10.00             10.35         4,979     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.81            $11.36             0     2020
                                                                               10.00             10.81             0     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-134

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $10.44            $11.35          3,687    2020
                                                                        10.00             10.44          3,032    2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $10.30            $10.09        107,928    2020
                                                                        10.00             10.30         67,981    2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.57            $ 9.77              0    2020
                                                                        10.00             10.57              0    2019
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.63            $10.94              0    2020
                                                                        10.00             10.63              0    2019
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.95            $ 9.70              0    2020
                                                                        10.00              9.95              0    2019
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $10.66            $11.25              0    2020
                                                                        10.00             10.66              0    2019
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $10.62            $11.78         15,955    2020
                                                                        10.00             10.62            361    2019
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $10.80            $14.61              0    2020
                                                                        10.00             10.80              0    2019
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $10.98            $12.58              0    2020
                                                                        10.00             10.98              0    2019
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $10.69            $11.18          4,614    2020
                                                                        10.00             10.69              0    2019
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.62            $10.88              0    2020
                                                                        10.00             10.62              0    2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $10.61            $11.73              0    2020
                                                                        10.00             10.61              0    2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $10.61            $15.03              0    2020
                                                                        10.00             10.61              0    2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.46            $11.15         33,111    2020
                                                                        10.00             10.46          4,753    2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       10.51             10.80              0    2020
                                                                        10.00             10.51              0    2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --             $10.95            $13.02              0    2020
   Service Class Shares                                                 10.00             10.95              0    2019
-                                                                -----------------------------------------------------

                                     B-135

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.20            $10.71              0    2020
                                                                              10.00             10.20              0    2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.54          7,512    2020
                                                                              10.00             10.24          3,989    2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.16            $11.60         20,380    2020
                                                                              10.00             10.16          3,926    2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.01            $10.03         39,147    2020
                                                                              10.00             10.01          3,046    2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.10            $10.67         29,516    2020
                                                                              10.00             10.10         10,037    2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.02            $15.54              0    2020
                                                                              10.00             11.02              0    2019
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $10.09            $10.51              0    2020
                                                                              10.00             10.09              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $11.06            $14.38              0    2020
                                                                              10.00             11.06              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                       $10.24            $ 9.44          8,481    2020
                                                                              10.00             10.24          2,005    2019
----------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                             $10.80            $12.39              0    2020
                                                                              10.00             10.80              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                             $10.61            $11.83              0    2020
                                                                              10.00             10.61              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                                 $10.25            $10.62         51,289    2020
                                                                              10.00             10.25         16,822    2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                                 $10.24            $10.58        204,841    2020
                                                                              10.00             10.24        130,853    2019
----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                  $10.78            $12.86              0    2020
                                                                              10.00             10.78              0    2019
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.69            $13.56              0    2020
                                                                              10.00             10.69              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.71            $16.21              0    2020
                                                                              10.00             10.71              0    2019
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 9.72            $10.57          7,741    2020
                                                                              10.00              9.72          4,282    2019
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                $10.43            $14.53              0    2020
                                                                              10.00             10.43              0    2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-136

                          No Optional Benefit Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $15.18            $16.34          61,878   2020
                                                            13.03             15.18          69,530   2019
                                                            14.13             13.03          88,440   2018
                                                            12.40             14.13          98,388   2017
                                                            12.05             12.40         100,961   2016
                                                            12.07             12.05         123,067   2015
                                                            11.43             12.07         115,678   2014
                                                             9.98             11.43          69,891   2013
                                                             8.93              9.98          80,605   2012
                                                             9.35              8.93          72,277   2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $25.51            $34.96          23,297   2020
                                                            19.94             25.51          27,081   2019
                                                            22.48             19.94          30,014   2018
                                                            16.74             22.48          34,063   2017
                                                            17.13             16.74          35,775   2016
                                                            16.94             17.13          55,495   2015
                                                            16.40             16.94          66,753   2014
                                                            13.54             16.40          86,765   2013
                                                            12.13             13.54          95,822   2012
                                                            16.07             12.13         112,722   2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $31.82            $32.13         116,457   2020
                                                            26.12             31.82         166,289   2019
                                                            28.15             26.12         182,058   2018
                                                            24.09             28.15         209,950   2017
                                                            22.00             24.09         201,381   2016
                                                            22.01             22.00         252,226   2015
                                                            20.44             22.01         318,394   2014
                                                            15.41             20.44         387,200   2013
                                                            13.34             15.41         489,877   2012
                                                            12.76             13.34         626,142   2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.12            $11.20         269,705   2020
                                                             9.66             11.12         323,575   2019
                                                            12.73              9.66         382,277   2018
                                                            10.33             12.73         359,466   2017
                                                            10.56             10.33         680,481   2016
                                                            10.47             10.56         679,651   2015
                                                            11.36             10.47         738,772   2014
                                                             9.39             11.36         848,227   2013
                                                             8.34              9.39       1,277,686   2012
                                                            10.51              8.34       1,311,744   2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $41.69            $55.53         287,464   2020
                                                            31.48             41.69         309,582   2019
                                                            31.22             31.48         323,474   2018
                                                            24.06             31.22         318,418   2017
                                                            23.85             24.06         329,904   2016
                                                            21.83             23.85         368,756   2015
                                                            19.46             21.83         104,547   2014
                                                            14.41             19.46         110,903   2013
                                                            12.53             14.41         114,755   2012
                                                            13.21             12.53         164,656   2011
----------------------------------------------------------------------------------------------------------

                                     B-137

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $29.86            $45.21        283,342    2020
                                                                                   22.28             29.86        288,401    2019
                                                                                   22.86             22.28        313,926    2018
                                                                                   17.34             22.86         86,410    2017
                                                                                   16.56             17.34         87,307    2016
                                                                                   17.07             16.56        112,328    2015
                                                                                   17.69             17.07        478,651    2014
                                                                                   12.35             17.69        644,865    2013
                                                                                   10.92             12.35        492,685    2012
                                                                                   10.63             10.92        718,422    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $31.10            $41.76        124,571    2020
                                                                                   23.23             31.10         44,201    2019
                                                                                   25.07             23.23         51,417    2018
                                                                                   20.11             25.07         47,492    2017
                                                                                   20.91             20.11         56,118    2016
                                                                                   20.54             20.91         68,446    2015
                                                                                   18.11             20.54         92,946    2014
                                                                                   14.20             18.11        121,533    2013
                                                                                   12.66             14.20        142,910    2012
                                                                                   13.02             12.66        174,915    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $14.11            $15.94         92,883    2020
                                                                                   12.22             14.11         84,983    2019
                                                                                   13.13             12.22        103,500    2018
                                                                                   12.22             13.13        129,827    2017
                                                                                   11.82             12.22        136,570    2016
                                                                                   11.92             11.82        176,397    2015
                                                                                   11.20             11.92        179,690    2014
                                                                                   10.07             11.20        218,726    2013
                                                                                    9.12             10.07        267,237    2012
                                                                                    9.22              9.12        336,572    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $35.99            $49.74         99,428    2020
   Series II Shares                                                                26.27             35.99        134,113    2019
                                                                                   28.45             26.27        148,366    2018
                                                                                   22.48             28.45        166,160    2017
                                                                                   22.34             22.48        175,705    2016
                                                                                   21.32             22.34        201,831    2015
                                                                                   20.50             21.32         57,918    2014
                                                                                   15.34             20.50         62,949    2013
                                                                                   13.40             15.34         84,361    2012
                                                                                   13.48             13.40         87,946    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $41.88            $52.55        429,239    2020
                                                                                   32.33             41.88        431,998    2019
                                                                                   37.88             32.33        484,537    2018
                                                                                   28.19             37.88        377,273    2017
                                                                                   28.65             28.19        391,149    2016
                                                                                   28.04             28.65        772,731    2015
                                                                                   27.88             28.04        881,897    2014
                                                                                   22.28             27.88        989,848    2013
                                                                                   18.69             22.28        755,258    2012
                                                                                   20.73             18.69        956,489    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-138

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $32.84            $36.80          90,268   2020
                                                                            25.30             32.84         283,256   2019
                                                                            27.93             25.30         333,549   2018
                                                                            24.30             27.93         332,361   2017
                                                                            22.15             24.30         432,625   2016
                                                                            21.80             22.15         378,987   2015
                                                                            20.04             21.80         499,153   2014
                                                                            15.47             20.04         627,250   2013
                                                                            13.46             15.47         802,319   2012
                                                                            13.70             13.46       1,385,701   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $42.92            $50.60         120,626   2020
   Series II Shares                                                         34.53             42.92         141,625   2019
                                                                            39.16             34.53         160,401   2018
                                                                            34.89             39.16         197,667   2017
                                                                            30.08             34.89         329,909   2016
                                                                            32.50             30.08         311,817   2015
                                                                            29.54             32.50         508,211   2014
                                                                            21.32             29.54         734,512   2013
                                                                            18.38             21.32         733,359   2012
                                                                            19.11             18.38         894,911   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $23.68            $33.22         439,882   2020
                                                                            17.57             23.68         473,185   2019
                                                                            18.50             17.57         492,380   2018
                                                                            14.74             18.50         658,287   2017
                                                                            14.63             14.74         102,504   2016
                                                                            14.13             14.63         106,355   2015
                                                                            13.23             14.13         114,336   2014
                                                                             9.58             13.23         114,973   2013
                                                                            10.00              9.58         122,884   2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $37.13            $51.96          42,458   2020
                                                                            27.62             37.13          45,996   2019
                                                                            29.16             27.62          58,578   2018
                                                                            23.29             29.16          71,748   2017
                                                                            23.17             23.29          73,193   2016
                                                                            22.44             23.17          83,642   2015
                                                                            21.05             22.44         103,498   2014
                                                                            15.28             21.05         127,797   2013
                                                                            13.67             15.28         147,260   2012
                                                                            14.82             13.67         161,201   2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $31.86            $31.06         212,468   2020
                                                                            25.88             31.86         242,564   2019
                                                                            29.96             25.88         277,148   2018
                                                                            25.86             29.96         343,732   2017
                                                                            22.43             25.86         579,048   2016
                                                                            24.26             22.43         481,943   2015
                                                                            22.56             24.26         628,027   2014
                                                                            16.88             22.56         713,358   2013
                                                                            14.40             16.88         857,966   2012
                                                                            14.93             14.40       1,074,202   2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-139

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $20.74            $23.27          5,570    2020
                                                                      16.32             20.74        280,017    2019
                                                                      18.28             16.32        329,319    2018
                                                                      16.39             18.28        306,365    2017
                                                                      15.08             16.39        374,832    2016
                                                                      16.24             15.08         30,285    2015
                                                                      15.24             16.24        160,258    2014
                                                                      11.96             15.24         37,411    2013
                                                                      10.66             11.96         38,903    2012
                                                                      10.82             10.66         44,517    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $17.58            $18.99         36,864    2020
                                                                      14.86             17.58         40,325    2019
                                                                      16.71             14.86         46,572    2018
                                                                      15.30             16.71         59,441    2017
                                                                      13.52             15.30         62,575    2016
                                                                      14.08             13.52         70,140    2015
                                                                      13.14             14.08         83,159    2014
                                                                      10.68             13.14         87,746    2013
                                                                       9.64             10.68         59,087    2012
                                                                       9.91              9.64         59,240    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $21.84            $24.48        103,685    2020
                                                                      17.28             21.84        196,871    2019
                                                                      20.68             17.28        254,914    2018
                                                                      17.10             20.68        288,293    2017
                                                                      17.47             17.10        294,411    2016
                                                                      18.20             17.47        436,511    2015
                                                                      18.45             18.20        429,272    2014
                                                                      15.77             18.45        499,017    2013
                                                                      13.89             15.77        549,154    2012
                                                                      15.15             13.89        760,948    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $21.70            $22.52         93,822    2020
                                                                      16.92             21.70        106,707    2019
                                                                      21.29             16.92        114,932    2018
                                                                      18.43             21.29        131,137    2017
                                                                      15.86             18.43        157,987    2016
                                                                      18.01             15.86        171,782    2015
                                                                      17.18             18.01        184,006    2014
                                                                      13.08             17.18        218,416    2013
                                                                      11.28             13.08        260,164    2012
                                                                      11.85             11.28        317,181    2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $13.05            $14.09        116,517    2020
                                                                      12.16             13.05        203,453    2019
                                                                      12.70             12.16        219,272    2018
                                                                      12.43             12.70        220,172    2017
                                                                      12.08             12.43        256,785    2016
                                                                      12.57             12.08        183,802    2015
                                                                      12.34             12.57        504,241    2014
                                                                      13.69             12.34        647,715    2013
                                                                      12.93             13.69        787,136    2012
                                                                      11.74             12.93        750,679    2011
--------------------------------------------------------------------------------------------------------------------

                                     B-140

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $28.02            $33.04          37,369   2020
                                                                               22.10             28.02          52,496   2019
                                                                               24.02             22.10          59,841   2018
                                                                               21.41             24.02          69,074   2017
                                                                               17.61             21.41          92,677   2016
                                                                               19.17             17.61         120,265   2015
                                                                               18.51             19.17         158,860   2014
                                                                               13.22             18.51         180,702   2013
                                                                               11.84             13.22         409,640   2012
                                                                               12.34             11.84         390,311   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $23.26            $23.64          83,552   2020
                                                                               19.10             23.26         142,637   2019
                                                                               21.10             19.10         136,490   2018
                                                                               19.82             21.10         162,017   2017
                                                                               17.08             19.82         263,735   2016
                                                                               18.47             17.08         164,872   2015
                                                                               17.10             18.47         208,170   2014
                                                                               12.60             17.10         232,879   2013
                                                                               11.24             12.60         269,853   2012
                                                                               11.73             11.24         307,534   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $20.54            $24.43         592,919   2020
                                                                               17.70             20.54         651,847   2019
                                                                               19.43             17.70         798,917   2018
                                                                               17.34             19.43         923,922   2017
                                                                               16.95             17.34       1,101,252   2016
                                                                               17.37             16.95       1,261,460   2015
                                                                               17.29             17.37       1,432,434   2014
                                                                               15.34             17.29       1,683,190   2013
                                                                               14.15             15.34       1,911,127   2012
                                                                               14.90             14.15       2,345,813   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $33.24            $46.98         106,464   2020
                                                                               25.49             33.24          71,882   2019
                                                                               25.17             25.49          42,403   2018
                                                                               19.76             25.17          32,787   2017
                                                                               18.64             19.76          27,462   2016
                                                                               18.46             18.64          51,481   2015
                                                                               16.43             18.46          92,455   2014
                                                                               12.48             16.43         100,672   2013
                                                                               11.03             12.48         109,970   2012
                                                                               10.94             11.03         140,252   2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $17.11            $22.25         501,929   2020
                                                                               13.18             17.11         400,611   2019
                                                                               13.70             13.18         525,235   2018
                                                                               10.45             13.70         716,892   2017
                                                                               10.00             10.45         633,664   2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.31            $13.20         323,014   2020
                                                                                9.98             12.31         354,963   2019
                                                                               12.17              9.98         401,063   2018
                                                                                9.71             12.17         450,596   2017
                                                                               10.00              9.71         549,135   2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-141

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $14.47            $14.55         769,065   2020
                                                                       13.71             14.47         906,075   2019
                                                                       13.93             13.71       1,016,444   2018
                                                                       13.66             13.93       1,059,139   2017
                                                                       12.72             13.66       1,163,367   2016
                                                                       13.04             12.72         977,134   2015
                                                                       13.16             13.04         775,011   2014
                                                                       12.86             13.16         924,989   2013
                                                                       12.16             12.86         819,444   2012
                                                                       12.03             12.16         744,903   2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $24.73            $25.70         110,129   2020
                                                                       21.99             24.73         128,216   2019
                                                                       23.11             21.99         137,780   2018
                                                                       22.00             23.11         164,858   2017
                                                                       19.49             22.00         197,191   2016
                                                                       20.33             19.49         224,866   2015
                                                                       20.14             20.33         585,596   2014
                                                                       19.15             20.14         693,993   2013
                                                                       17.00             19.15         936,138   2012
                                                                       16.44             17.00         832,408   2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $49.09            $62.16         134,577   2020
                                                                       37.31             49.09         148,678   2019
                                                                       36.55             37.31         189,218   2018
                                                                       28.98             36.55         224,859   2017
                                                                       28.44             28.98         274,346   2016
                                                                       27.18             28.44         330,647   2015
                                                                       25.20             27.18         369,070   2014
                                                                       18.31             25.20         440,194   2013
                                                                       15.88             18.31         530,060   2012
                                                                       18.62             15.88         840,132   2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $19.23            $21.70          34,093   2020
                                                                       16.53             19.23          37,594   2019
                                                                       17.77             16.53          41,841   2018
                                                                       15.86             17.77          46,733   2017
                                                                       15.64             15.86          93,882   2016
                                                                       15.88             15.64         125,262   2015
                                                                       15.27             15.88         204,834   2014
                                                                       13.44             15.27         220,737   2013
                                                                       12.15             13.44         256,362   2012
                                                                       12.68             12.15         272,594   2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $21.55            $25.94         359,979   2020
                                                                       17.62             21.55         420,177   2019
                                                                       18.71             17.62         405,759   2018
                                                                       16.35             18.71         434,145   2017
                                                                       15.51             16.35         470,619   2016
                                                                       15.68             15.51         489,818   2015
                                                                       14.46             15.68         446,914   2014
                                                                       12.30             14.46         804,465   2013
                                                                       10.87             12.30         541,032   2012
                                                                       11.47             10.87         950,174   2011
---------------------------------------------------------------------------------------------------------------------

                                     B-142

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $41.62            $53.42         468,361   2020
                                                                         32.17             41.62         586,107   2019
                                                                         34.97             32.17         781,190   2018
                                                                         29.18             34.97       1,082,950   2017
                                                                         27.49             29.18       1,197,530   2016
                                                                         27.77             27.49       1,349,235   2015
                                                                         25.24             27.77       1,595,238   2014
                                                                         19.56             25.24       2,063,640   2013
                                                                         17.09             19.56       2,301,863   2012
                                                                         17.84             17.09       2,264,001   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $37.51            $49.29          12,261   2020
                                                                         29.32             37.51          18,665   2019
                                                                         31.37             29.32          21,092   2018
                                                                         25.77             31.37          35,959   2017
                                                                         25.47             25.77          39,007   2016
                                                                         25.59             25.47          45,977   2015
                                                                         23.46             25.59          53,364   2014
                                                                         17.22             23.46          44,483   2013
                                                                         14.29             17.22          47,073   2012
                                                                         14.92             14.29          46,650   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $29.25            $30.68         447,444   2020
                                                                         23.35             29.25         352,636   2019
                                                                         25.90             23.35         387,108   2018
                                                                         23.33             25.90         461,450   2017
                                                                         20.11             23.33         465,734   2016
                                                                         21.31             20.11         694,980   2015
                                                                         19.94             21.31         813,647   2014
                                                                         15.83             19.94       1,153,588   2013
                                                                         13.72             15.83       1,221,185   2012
                                                                         13.83             13.72         881,578   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $29.91            $31.72          93,890   2020
                                                                         23.41             29.91         115,006   2019
                                                                         26.16             23.41         129,810   2018
                                                                         22.76             26.16         134,374   2017
                                                                         19.94             22.76         122,938   2016
                                                                         20.76             19.94         152,040   2015
                                                                         19.11             20.76         197,396   2014
                                                                         14.55             19.11         256,698   2013
                                                                         12.49             14.55         230,747   2012
                                                                         12.50             12.49         242,599   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $33.26            $55.14         118,359   2020
                                                                         24.02             33.26          39,610   2019
                                                                         21.72             24.02          39,649   2018
                                                                         16.43             21.72          41,500   2017
                                                                         16.66             16.43          53,600   2016
                                                                         16.05             16.66         266,830   2015
                                                                         14.54             16.05         153,757   2014
                                                                         10.73             14.54         207,670   2013
                                                                         10.00             10.73         262,173   2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-143

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $40.36            $57.09          86,720   2020
                                                                  30.57             40.36         184,796   2019
                                                                  31.15             30.57         198,137   2018
                                                                  23.45             31.15         219,325   2017
                                                                  23.66             23.45         145,860   2016
                                                                  22.46             23.66         356,757   2015
                                                                  20.53             22.46         386,044   2014
                                                                  15.32             20.53         421,581   2013
                                                                  13.58             15.32         275,224   2012
                                                                  13.79             13.58         263,824   2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.91            $14.96         400,102   2020
                                                                  12.90             13.91         414,772   2019
                                                                  13.20             12.90         409,686   2018
                                                                  12.87             13.20         628,508   2017
                                                                  12.50             12.87         798,888   2016
                                                                  12.80             12.50         837,121   2015
                                                                  12.29             12.80         695,718   2014
                                                                  12.74             12.29         887,429   2013
                                                                  12.24             12.74       1,094,480   2012
                                                                  11.60             12.24         234,902   2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $46.78            $54.34         168,858   2020
                                                                  38.54             46.78         322,416   2019
                                                                  45.89             38.54         352,216   2018
                                                                  38.63             45.89         415,201   2017
                                                                  35.02             38.63         642,749   2016
                                                                  36.12             35.02         504,944   2015
                                                                  34.57             36.12         663,955   2014
                                                                  25.82             34.57         883,515   2013
                                                                  22.87             25.82         982,426   2012
                                                                  26.03             22.87         887,367   2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $24.51            $26.09          60,629   2020
                                                                  18.55             24.51          46,564   2019
                                                                  22.81             18.55          50,878   2018
                                                                  19.44             22.81          59,318   2017
                                                                  18.05             19.44          65,990   2016
                                                                  18.92             18.05          79,210   2015
                                                                  18.02             18.92         279,861   2014
                                                                  14.05             18.02         321,440   2013
                                                                  11.22             14.05          89,399   2012
                                                                  12.52             11.22         102,059   2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $14.26            $15.71          96,523   2020
                                                                  12.07             14.26         135,762   2019
                                                                  13.56             12.07         150,236   2018
                                                                  12.29             13.56         183,358   2017
                                                                  11.02             12.29         288,029   2016
                                                                  11.92             11.02         345,603   2015
                                                                  11.76             11.92         388,206   2014
                                                                   9.64             11.76         431,928   2013
                                                                   8.48              9.64         418,459   2012
                                                                   8.74              8.48         443,490   2011
----------------------------------------------------------------------------------------------------------------

                                     B-144

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $19.85            $19.70         553,283   2020
                                                                        17.35             19.85         642,482   2019
                                                                        18.40             17.35         765,299   2018
                                                                        17.02             18.40         956,697   2017
                                                                        15.15             17.02       1,171,895   2016
                                                                        16.54             15.15       1,448,398   2015
                                                                        16.04             16.54       1,717,208   2014
                                                                        14.29             16.04       2,098,323   2013
                                                                        12.87             14.29       2,532,111   2012
                                                                        12.75             12.87       3,102,381   2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $26.40            $24.70          93,311   2020
                                                                        21.85             26.40          98,067   2019
                                                                        24.39             21.85         154,016   2018
                                                                        22.84             24.39         192,228   2017
                                                                        19.97             22.84         208,189   2016
                                                                        21.32             19.97         234,906   2015
                                                                        20.19             21.32         289,803   2014
                                                                        15.97             20.19         323,329   2013
                                                                        14.19             15.97         375,427   2012
                                                                        14.55             14.19         687,303   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.96            $13.51         102,017   2020
                                                                        11.42             12.96         142,908   2019
                                                                        13.61             11.42         182,020   2018
                                                                        11.65             13.61         220,153   2017
                                                                        10.79             11.65         232,295   2016
                                                                        11.70             10.79         248,540   2015
                                                                        12.22             11.70         288,127   2014
                                                                         9.48             12.22         321,669   2013
                                                                         7.94              9.48         371,727   2012
                                                                         8.67              7.94         461,553   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.33            $ 9.22       5,202,855   2020
                                                                         9.29              9.33       4,420,686   2019
                                                                         9.29              9.29       3,889,737   2018
                                                                         9.38              9.29       3,911,313   2017
                                                                         9.52              9.38       4,618,412   2016
                                                                         9.66              9.52       3,626,075   2015
                                                                         9.80              9.66       3,886,163   2014
                                                                         9.94              9.80       4,439,658   2013
                                                                        10.00              9.94       4,615,445   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $26.31            $28.10          61,349   2020
                                                                        20.29             26.31          66,535   2019
                                                                        23.00             20.29          73,552   2018
                                                                        21.01             23.00          88,506   2017
                                                                        18.78             21.01         288,783   2016
                                                                        21.00             18.78         126,963   2015
                                                                        18.76             21.00         304,048   2014
                                                                        14.32             18.76         221,668   2013
                                                                        12.27             14.32         192,312   2012
                                                                        13.30             12.27         234,203   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-145

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $31.68            $35.61        309,316    2020
                                                                        26.29             31.68        339,365    2019
                                                                        26.57             26.29        350,446    2018
                                                                        22.82             26.57        378,801    2017
                                                                        22.19             22.82        417,620    2016
                                                                        22.43             22.19        545,428    2015
                                                                        21.03             22.43        700,582    2014
                                                                        17.81             21.03        704,922    2013
                                                                        15.94             17.81        644,239    2012
                                                                        15.96             15.94        708,928    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $53.44            $73.23         49,817    2020
                                                                        39.63             53.44         56,925    2019
                                                                        39.53             39.63         65,691    2018
                                                                        30.86             39.53         75,157    2017
                                                                        30.71             30.86        143,146    2016
                                                                        27.84             30.71        361,108    2015
                                                                        26.05             27.84        211,157    2014
                                                                        20.19             26.05        313,586    2013
                                                                        16.54             20.19        395,919    2012
                                                                        18.04             16.54        453,479    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $31.06            $35.52          6,326    2020
                                                                        24.87             31.06          6,543    2019
                                                                        29.75             24.87          7,508    2018
                                                                        23.07             29.75          8,464    2017
                                                                        25.10             23.07         11,383    2016
                                                                        27.92             25.10         15,075    2015
                                                                        32.24             27.92         19,389    2014
                                                                        28.62             32.24         24,030    2013
                                                                        25.66             28.62         27,620    2012
                                                                        38.48             25.66         48,063    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $36.80            $42.69         42,768    2020
                                                                        29.93             36.80         43,005    2019
                                                                        33.22             29.93         51,536    2018
                                                                        29.06             33.22         77,510    2017
                                                                        29.21             29.06        119,099    2016
                                                                        30.23             29.21        280,299    2015
                                                                        25.55             30.23        331,241    2014
                                                                        17.59             25.55        183,570    2013
                                                                        15.07             17.59        131,800    2012
                                                                        14.97             15.07        169,166    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $21.44            $22.71         28,571    2020
                                                                        16.55             21.44        111,625    2019
                                                                        17.68             16.55        128,661    2018
                                                                        15.08             17.68        150,982    2017
                                                                        13.33             15.08        151,752    2016
                                                                        14.15             13.33         44,987    2015
                                                                        12.65             14.15         43,763    2014
                                                                        10.22             12.65         52,614    2013
                                                                         9.09             10.22         50,018    2012
                                                                         8.56              9.09         43,571    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-146

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.65            $14.16        211,622    2020
                                                                     10.75             13.65        226,686    2019
                                                                     11.97             10.75        218,277    2018
                                                                     10.58             11.97        278,896    2017
                                                                      9.50             10.58        287,782    2016
                                                                      9.92              9.50        558,014    2015
                                                                     10.00              9.92        587,785    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $35.59            $39.85         19,045    2020
                                                                     27.52             35.59         22,027    2019
                                                                     29.62             27.52         27,244    2018
                                                                     24.43             29.62         26,216    2017
                                                                     22.88             24.43         27,413    2016
                                                                     23.23             22.88         30,162    2015
                                                                     21.29             23.23         33,946    2014
                                                                     16.40             21.29         50,520    2013
                                                                     14.00             16.40         67,661    2012
                                                                     14.56             14.00         95,375    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $45.92            $65.88        116,505    2020
                                                                     32.98             45.92        124,412    2019
                                                                     34.05             32.98         55,219    2018
                                                                     27.35             34.05         71,000    2017
                                                                     25.51             27.35         78,658    2016
                                                                     26.45             25.51         90,379    2015
                                                                     29.02             26.45         98,841    2014
                                                                     20.85             29.02        124,671    2013
                                                                     17.50             20.85        147,093    2012
                                                                     19.84             17.50        255,072    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $23.41            $25.26        112,863    2020
                                                                     19.77             23.41        117,968    2019
                                                                     21.32             19.77        143,502    2018
                                                                     19.31             21.32        157,255    2017
                                                                     18.00             19.31        155,685    2016
                                                                     18.38             18.00        163,459    2015
                                                                     17.23             18.38        159,346    2014
                                                                     14.72             17.23        223,893    2013
                                                                     13.47             14.72        285,339    2012
                                                                     13.45             13.47        358,781    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $51.37            $53.47         34,397    2020
                                                                     41.77             51.37         47,675    2019
                                                                     42.04             41.77         60,375    2018
                                                                     37.26             42.04         71,083    2017
                                                                     33.99             37.26         88,749    2016
                                                                     40.46             33.99        105,715    2015
                                                                     36.50             40.46        127,185    2014
                                                                     30.81             36.50        160,154    2013
                                                                     27.62             30.81        202,668    2012
                                                                     26.31             27.62        250,559    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.47            $21.03         87,380    2020
   Service Class Shares                                              12.70             17.47        100,384    2019
                                                                     12.81             12.70        111,088    2018
                                                                     10.15             12.81        155,653    2017
                                                                      9.73             10.15        169,523    2016
                                                                     10.00              9.73        174,581    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-147

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $16.01            $17.03          26,370   2020
                                                                              14.54             16.01          43,497   2019
                                                                              15.61             14.54          95,772   2018
                                                                              13.97             15.61         112,878   2017
                                                                              12.55             13.97         172,847   2016
                                                                              14.03             12.55         215,046   2015
                                                                              14.17             14.03         265,955   2014
                                                                              14.36             14.17         347,259   2013
                                                                              12.69             14.36         469,134   2012
                                                                              12.64             12.69         481,393   2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $23.11            $24.09         185,550   2020
                                                                              20.44             23.11         233,333   2019
                                                                              21.31             20.44         231,012   2018
                                                                              20.28             21.31         269,615   2017
                                                                              18.30             20.28         334,308   2016
                                                                              18.88             18.30         531,572   2015
                                                                              18.54             18.88         878,514   2014
                                                                              17.79             18.54       1,001,875   2013
                                                                              15.80             17.79       1,242,132   2012
                                                                              15.51             15.80       1,312,732   2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $21.49            $24.86         194,867   2020
                                                                              19.24             21.49         131,231   2019
                                                                              20.00             19.24         134,709   2018
                                                                              18.63             20.00         137,408   2017
                                                                              18.78             18.63         194,886   2016
                                                                              19.32             18.78         138,866   2015
                                                                              15.81             19.32         187,459   2014
                                                                              18.43             15.81         238,736   2013
                                                                              17.91             18.43         377,761   2012
                                                                              14.21             17.91         420,107   2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.53            $12.71         629,201   2020
                                                                              12.22             12.53         379,187   2019
                                                                              12.36             12.22         409,945   2018
                                                                              12.37             12.36         387,441   2017
                                                                              12.38             12.37         506,470   2016
                                                                              12.52             12.38         780,579   2015
                                                                              12.60             12.52       1,544,994   2014
                                                                              12.80             12.60       1,911,611   2013
                                                                              12.27             12.80       2,465,982   2012
                                                                              12.32             12.27       2,491,080   2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $16.96            $18.16       1,006,270   2020
                                                                              15.88             16.96       1,085,564   2019
                                                                              16.21             15.88       1,188,989   2018
                                                                              15.67             16.21       1,425,864   2017
                                                                              15.49             15.67       1,771,201   2016
                                                                              15.65             15.49       2,172,675   2015
                                                                              15.23             15.65       2,265,141   2014
                                                                              15.76             15.23       2,898,741   2013
                                                                              14.59             15.76       5,175,792   2012
                                                                              14.29             14.59       4,458,084   2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-148

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $55.70            $79.57          25,273   2020
                                                                41.30             55.70          28,034   2019
                                                                42.68             41.30          31,877   2018
                                                                33.03             42.68          43,385   2017
                                                                31.62             33.03          51,075   2016
                                                                29.64             31.62         158,669   2015
                                                                25.61             29.64          63,400   2014
                                                                19.30             25.61          55,156   2013
                                                                16.78             19.30          67,829   2012
                                                                16.66             16.78          68,659   2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $13.45            $14.19         175,837   2020
                                                                12.57             13.45         214,478   2019
                                                                12.94             12.57         240,101   2018
                                                                12.71             12.94         265,289   2017
                                                                12.53             12.71         335,322   2016
                                                                12.77             12.53         393,057   2015
                                                                12.32             12.77         451,466   2014
                                                                12.67             12.32         497,021   2013
                                                                12.17             12.67         563,447   2012
                                                                11.52             12.17         681,024   2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $39.73            $52.32          83,228   2020
                                                                29.36             39.73         109,517   2019
                                                                30.61             29.36         122,542   2018
                                                                24.20             30.61         158,692   2017
                                                                23.96             24.20         186,236   2016
                                                                23.54             23.96         205,989   2015
                                                                20.94             23.54         226,090   2014
                                                                15.75             20.94         286,243   2013
                                                                13.22             15.75         336,841   2012
                                                                13.36             13.22         480,182   2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $45.81            $42.78          88,466   2020
                                                                36.85             45.81         109,641   2019
                                                                39.66             36.85         120,873   2018
                                                                38.02             39.66         140,728   2017
                                                                35.72             38.02         248,723   2016
                                                                34.66             35.72         262,181   2015
                                                                26.67             34.66         323,038   2014
                                                                26.37             26.67         420,761   2013
                                                                22.91             26.37         392,756   2012
                                                                21.16             22.91         428,927   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $36.78            $42.75         563,594   2020
                                                                28.48             36.78         638,264   2019
                                                                30.34             28.48         739,198   2018
                                                                25.34             30.34         885,976   2017
                                                                23.03             25.34         914,632   2016
                                                                23.12             23.03         812,397   2015
                                                                20.71             23.12         852,941   2014
                                                                15.93             20.71       1,026,421   2013
                                                                13.97             15.93       1,012,788   2012
                                                                13.94             13.97       1,065,244   2011
--------------------------------------------------------------------------------------------------------------

                                     B-149

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $39.54            $44.63         113,342   2020
                                                             31.81             39.54         124,967   2019
                                                             35.75             31.81         138,254   2018
                                                             32.18             35.75         166,432   2017
                                                             26.38             32.18         171,408   2016
                                                             27.92             26.38         208,442   2015
                                                             27.31             27.92         235,904   2014
                                                             20.24             27.31         296,598   2013
                                                             17.93             20.24         356,097   2012
                                                             17.64             17.93         426,144   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $21.08            $22.11       1,189,256   2020
                                                             18.47             21.08       1,369,450   2019
                                                             20.01             18.47       1,707,581   2018
                                                             17.57             20.01       1,905,217   2017
                                                             16.76             17.57       2,372,911   2016
                                                             17.20             16.76       2,666,295   2015
                                                             16.57             17.20       3,013,487   2014
                                                             14.63             16.57       3,358,848   2013
                                                             13.19             14.63       4,013,319   2012
                                                             13.78             13.19       4,868,017   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $15.57            $16.28         823,048   2020
                                                             13.67             15.57         950,553   2019
                                                             14.85             13.67       1,094,871   2018
                                                             13.07             14.85       1,312,863   2017
                                                             12.51             13.07       1,481,973   2016
                                                             12.86             12.51       1,928,679   2015
                                                             12.42             12.86       2,298,296   2014
                                                             11.00             12.42       2,674,406   2013
                                                              9.94             11.00       3,181,098   2012
                                                             10.41              9.94       4,000,343   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $33.22            $40.15          49,180   2020
                                                             25.58             33.22          60,108   2019
                                                             26.87             25.58          68,631   2018
                                                             22.74             26.87          86,417   2017
                                                             21.11             22.74         117,866   2016
                                                             21.92             21.11         216,421   2015
                                                             19.73             21.92         239,578   2014
                                                             14.95             19.73         172,824   2013
                                                             13.10             14.95         193,088   2012
                                                             13.69             13.10         228,575   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $42.95            $55.20          43,286   2020
                                                             33.94             42.95          48,185   2019
                                                             36.54             33.94          54,523   2018
                                                             28.57             36.54          59,530   2017
                                                             28.64             28.57          67,850   2016
                                                             27.45             28.64          79,951   2015
                                                             26.11             27.45          95,989   2014
                                                             20.48             26.11         138,379   2013
                                                             18.79             20.48         173,426   2012
                                                             19.96             18.79         193,337   2011
-----------------------------------------------------------------------------------------------------------

                                     B-150

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $45.65            $69.98         80,282    2020
                                                          34.87             45.65         74,475    2019
                                                          35.81             34.87         79,312    2018
                                                          26.69             35.81         92,497    2017
                                                          27.44             26.69         99,696    2016
                                                          25.07             27.44        169,360    2015
                                                          23.22             25.07         45,715    2014
                                                          17.18             23.22         48,924    2013
                                                          15.07             17.18         49,688    2012
                                                          15.30             15.07         45,148    2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $12.55            $13.83        136,596    2020
                                                          11.55             12.55        236,102    2019
                                                          14.37             11.55        250,353    2018
                                                          14.66             14.37        235,304    2017
                                                          11.92             14.66        208,962    2016
                                                          17.00             11.92        202,168    2015
                                                          21.50             17.00        240,785    2014
                                                          19.88             21.50        302,214    2013
                                                          20.78             19.88        350,238    2012
                                                          26.14             20.78        401,411    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $34.41            $48.56         33,903    2020
                                                          25.48             34.41        148,456    2019
                                                          25.79             25.48        158,263    2018
                                                          19.44             25.79        190,217    2017
                                                          19.62             19.44         63,874    2016
                                                          19.65             19.62         75,068    2015
                                                          19.19             19.65         98,547    2014
                                                          13.92             19.19         87,843    2013
                                                          11.74             13.92         82,270    2012
                                                          12.61             11.74        101,016    2011
--------------------------------------------------------------------------------------------------------

                                     B-151

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.99            $14.96          1,181    2020
                                                            12.09             13.99          1,333    2019
                                                            13.20             12.09          1,488    2018
                                                            11.66             13.20          1,623    2017
                                                            11.40             11.66          4,741    2016
                                                            11.50             11.40          4,956    2015
                                                            10.96             11.50          7,300    2014
                                                             9.63             10.96          6,400    2013
                                                             8.68              9.63          6,949    2012
                                                             9.14              8.68          4,633    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.04            $21.84              0    2020
                                                            12.63             16.04              0    2019
                                                            14.33             12.63              0    2018
                                                            10.74             14.33              0    2017
                                                            11.06             10.74              0    2016
                                                            11.01             11.06              0    2015
                                                            10.73             11.01              0    2014
                                                             8.92             10.73              0    2013
                                                             8.04              8.92              0    2012
                                                            10.73              8.04              0    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.09            $20.15              0    2020
                                                            16.60             20.09              0    2019
                                                            18.01             16.60              0    2018
                                                            15.51             18.01              0    2017
                                                            14.26             15.51              0    2016
                                                            14.37             14.26              0    2015
                                                            13.43             14.37              0    2014
                                                            10.19             13.43              0    2013
                                                             8.88             10.19              0    2012
                                                             8.55              8.88              0    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.07            $ 7.07         20,310    2020
                                                             6.18              7.07         32,389    2019
                                                             8.20              6.18         35,075    2018
                                                             6.69              8.20         33,973    2017
                                                             6.89              6.69        119,671    2016
                                                             6.88              6.89         87,916    2015
                                                             7.51              6.88         76,717    2014
                                                             6.25              7.51         61,010    2013
                                                             5.59              6.25        120,359    2012
                                                             7.09              5.59        103,611    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.74            $36.70              0    2020
                                                            21.09             27.74              0    2019
                                                            21.05             21.09              0    2018
                                                            16.33             21.05              0    2017
                                                            16.30             16.33              0    2016
                                                            15.02             16.30              0    2015
                                                            13.47             15.02              0    2014
                                                            10.05             13.47              0    2013
                                                             8.79             10.05              0    2012
                                                             9.33              8.79              0    2011
----------------------------------------------------------------------------------------------------------

                                     B-152

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.27            $41.03          3,529    2020
                                                                                   20.48             27.27              0    2019
                                                                                   21.16             20.48              0    2018
                                                                                   16.16             21.16              0    2017
                                                                                   15.54             16.16              0    2016
                                                                                   16.12             15.54              0    2015
                                                                                   16.81             16.12         16,706    2014
                                                                                   11.81             16.81              0    2013
                                                                                   10.52             11.81              0    2012
                                                                                   10.31             10.52              0    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $20.45            $27.28              0    2020
                                                                                   15.38             20.45              0    2019
                                                                                   16.71             15.38              0    2018
                                                                                   13.49             16.71              0    2017
                                                                                   14.12             13.49              0    2016
                                                                                   13.97             14.12              0    2015
                                                                                   12.39             13.97              0    2014
                                                                                    9.78             12.39              0    2013
                                                                                    8.78              9.78              0    2012
                                                                                    9.09              8.78              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.41            $12.80         26,237    2020
                                                                                    9.94             11.41         31,250    2019
                                                                                   10.75              9.94         35,686    2018
                                                                                   10.08             10.75         41,555    2017
                                                                                    9.81             10.08         48,065    2016
                                                                                    9.96              9.81         52,836    2015
                                                                                    9.42              9.96        107,873    2014
                                                                                    8.53              9.42         76,385    2013
                                                                                    7.77              8.53         79,841    2012
                                                                                    7.91              7.77         82,079    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.08            $27.57              0    2020
   Series II Shares                                                                14.75             20.08              0    2019
                                                                                   16.09             14.75              0    2018
                                                                                   12.79             16.09              0    2017
                                                                                   12.80             12.79              0    2016
                                                                                   12.29             12.80              0    2015
                                                                                   11.90             12.29              0    2014
                                                                                    8.96             11.90              0    2013
                                                                                    7.88              8.96              0    2012
                                                                                    7.98              7.88              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $18.87            $23.52         30,603    2020
                                                                                   14.66             18.87          8,076    2019
                                                                                   17.29             14.66          9,884    2018
                                                                                   12.96             17.29         21,367    2017
                                                                                   13.25             12.96         26,324    2016
                                                                                   13.06             13.25         36,606    2015
                                                                                   13.07             13.06         40,621    2014
                                                                                   10.51             13.07         35,069    2013
                                                                                    8.88             10.51         42,190    2012
                                                                                    9.91              8.88         49,228    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-153

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $21.00            $23.38              0    2020
                                                                            16.29             21.00         47,260    2019
                                                                            18.10             16.29         57,138    2018
                                                                            15.85             18.10         50,703    2017
                                                                            14.55             15.85         72,061    2016
                                                                            14.41             14.55         49,911    2015
                                                                            13.33             14.41         55,886    2014
                                                                            10.36             13.33         68,681    2013
                                                                             9.08             10.36         85,083    2012
                                                                             9.30              9.08        194,287    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --                $19.88            $23.29          6,174    2020
   Series II Shares                                                         16.10             19.88          7,678    2019
                                                                            18.39             16.10          8,806    2018
                                                                            16.49             18.39         14,975    2017
                                                                            14.31             16.49         20,865    2016
                                                                            15.57             14.31         33,621    2015
                                                                            14.24             15.57         35,199    2014
                                                                            10.34             14.24         64,389    2013
                                                                             8.98             10.34         86,341    2012
                                                                             9.39              8.98         97,721    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $22.36            $31.16              0    2020
                                                                            16.70             22.36              0    2019
                                                                            17.70             16.70              0    2018
                                                                            14.20             17.70              0    2017
                                                                            14.18             14.20              0    2016
                                                                            13.79             14.18              0    2015
                                                                            12.99             13.79              0    2014
                                                                             9.47             12.99              0    2013
                                                                            10.00              9.47              0    2012
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                 $24.36            $33.86              0    2020
                                                                            18.24             24.36              0    2019
                                                                            19.39             18.24              0    2018
                                                                            15.59             19.39              0    2017
                                                                            15.61             15.59              0    2016
                                                                            15.22             15.61              0    2015
                                                                            14.37             15.22              0    2014
                                                                            10.50             14.37              0    2013
                                                                             9.46             10.50              0    2012
                                                                            10.32              9.46              0    2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                           $18.78            $18.18              0    2020
                                                                            15.35             18.78              0    2019
                                                                            17.90             15.35              0    2018
                                                                            15.55             17.90              0    2017
                                                                            13.57             15.55         43,896    2016
                                                                            14.78             13.57              0    2015
                                                                            13.84             14.78              0    2014
                                                                            10.42             13.84              0    2013
                                                                             8.95             10.42              0    2012
                                                                             9.34              8.95              0    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-154

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $18.95            $21.12             0     2020
                                                                      15.01             18.95        52,408     2019
                                                                      16.92             15.01        61,983     2018
                                                                      15.27             16.92        54,628     2017
                                                                      14.15             15.27        66,967     2016
                                                                      15.33             14.15             0     2015
                                                                      14.48             15.33             0     2014
                                                                      11.45             14.48             0     2013
                                                                      10.27             11.45             0     2012
                                                                      10.49             10.27             0     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.16            $17.35        11,656     2020
                                                                      13.76             16.16        13,017     2019
                                                                      15.57             13.76        14,234     2018
                                                                      14.35             15.57        18,784     2017
                                                                      12.77             14.35        22,344     2016
                                                                      13.39             12.77        24,162     2015
                                                                      12.57             13.39        26,458     2014
                                                                      10.28             12.57        47,780     2013
                                                                       9.35             10.28        52,394     2012
                                                                       9.67              9.35        39,006     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $14.17            $15.78             0     2020
                                                                      11.29             14.17        21,577     2019
                                                                      13.60             11.29        25,984     2018
                                                                      11.32             13.60        27,274     2017
                                                                      11.64             11.32        20,372     2016
                                                                      12.21             11.64        51,917     2015
                                                                      12.46             12.21        32,890     2014
                                                                      10.72             12.46        36,795     2013
                                                                       9.50             10.72        41,318     2012
                                                                      10.43              9.50        30,715     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.92            $13.32             0     2020
                                                                      10.14             12.92             0     2019
                                                                      12.85             10.14             0     2018
                                                                      11.19             12.85             0     2017
                                                                       9.70             11.19             0     2016
                                                                      11.08              9.70             0     2015
                                                                      10.64             11.08             0     2014
                                                                       8.16             10.64             0     2013
                                                                       7.08              8.16             0     2012
                                                                       7.49              7.08             0     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.18            $13.06        10,865     2020
                                                                      11.42             12.18        30,863     2019
                                                                      12.01             11.42        32,437     2018
                                                                      11.83             12.01        30,749     2017
                                                                      11.58             11.83        38,709     2016
                                                                      12.12             11.58        10,486     2015
                                                                      11.99             12.12        55,456     2014
                                                                      13.38             11.99        61,901     2013
                                                                      12.73             13.38        54,280     2012
                                                                      11.63             12.73        57,185     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-155

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.02            $22.28              0    2020
                                                                               15.10             19.02              0    2019
                                                                               16.52             15.10              0    2018
                                                                               14.83             16.52              0    2017
                                                                               12.27             14.83              0    2016
                                                                               13.45             12.27              0    2015
                                                                               13.07             13.45              0    2014
                                                                                9.40             13.07              0    2013
                                                                                8.47              9.40              0    2012
                                                                                8.89              8.47              0    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.99            $18.16              0    2020
                                                                               14.88             17.99         12,768    2019
                                                                               16.54             14.88         14,454    2018
                                                                               15.64             16.54         16,714    2017
                                                                               13.57             15.64         36,300    2016
                                                                               14.77             13.57              0    2015
                                                                               13.76             14.77              0    2014
                                                                               10.21             13.76              0    2013
                                                                                9.16             10.21              0    2012
                                                                                9.63              9.16              0    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $15.51            $18.32        178,224    2020
                                                                               13.45             15.51        210,276    2019
                                                                               14.87             13.45        235,552    2018
                                                                               13.35             14.87        271,202    2017
                                                                               13.14             13.35        296,354    2016
                                                                               13.56             13.14        323,495    2015
                                                                               13.59             13.56        374,441    2014
                                                                               12.13             13.59        422,553    2013
                                                                               11.27             12.13        467,104    2012
                                                                               11.94             11.27        517,045    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $24.63            $34.59              0    2020
                                                                               19.01             24.63              0    2019
                                                                               18.90             19.01              0    2018
                                                                               14.94             18.90              0    2017
                                                                               14.19             14.94              0    2016
                                                                               14.14             14.19              0    2015
                                                                               12.67             14.14              0    2014
                                                                                9.69             12.67              0    2013
                                                                                8.62              9.69              0    2012
                                                                                8.60              8.62              0    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.70            $21.57         46,240    2020
                                                                               12.95             16.70         13,723    2019
                                                                               13.55             12.95         16,703    2018
                                                                               10.40             13.55         33,848    2017
                                                                               10.00             10.40              0    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.01            $12.80              0    2020
                                                                                9.80             12.01              0    2019
                                                                               12.04              9.80              0    2018
                                                                                9.67             12.04              0    2017
                                                                               10.00              9.67              0    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-156

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.40            $12.38         11,426    2020
                                                                       11.83             12.40         24,360    2019
                                                                       12.09             11.83         30,933    2018
                                                                       11.94             12.09         15,187    2017
                                                                       11.19             11.94         19,161    2016
                                                                       11.55             11.19         21,696    2015
                                                                       11.73             11.55         46,623    2014
                                                                       11.54             11.73         50,885    2013
                                                                       10.98             11.54         38,016    2012
                                                                       10.94             10.98              0    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $18.29            $18.88              0    2020
                                                                       16.37             18.29              0    2019
                                                                       17.32             16.37              0    2018
                                                                       16.60             17.32              0    2017
                                                                       14.80             16.60              0    2016
                                                                       15.54             14.80              0    2015
                                                                       15.50             15.54              0    2014
                                                                       14.83             15.50              0    2013
                                                                       13.26             14.83              0    2012
                                                                       12.90             13.26              0    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $25.10            $31.57          4,459    2020
                                                                       19.20             25.10              0    2019
                                                                       18.94             19.20              0    2018
                                                                       15.11             18.94              0    2017
                                                                       14.93             15.11              0    2016
                                                                       14.36             14.93              0    2015
                                                                       13.41             14.36              0    2014
                                                                        9.80             13.41              0    2013
                                                                        8.56              9.80              0    2012
                                                                       10.11              8.56         51,091    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $19.69            $23.54         37,360    2020
                                                                       16.20             19.69         46,391    2019
                                                                       17.32             16.20         55,186    2018
                                                                       15.24             17.32         67,253    2017
                                                                       14.55             15.24         81,236    2016
                                                                       14.81             14.55         91,114    2015
                                                                       13.75             14.81        102,613    2014
                                                                       11.77             13.75        121,816    2013
                                                                       10.47             11.77        135,959    2012
                                                                       11.12             10.47        154,795    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $22.02            $28.08              0    2020
                                                                       17.14             22.02         10,407    2019
                                                                       18.75             17.14         12,656    2018
                                                                       15.75             18.75         24,546    2017
                                                                       14.93             15.75         21,690    2016
                                                                       15.19             14.93         97,151    2015
                                                                       13.90             15.19        106,525    2014
                                                                       10.84             13.90        142,448    2013
                                                                        9.53             10.84        175,986    2012
                                                                       10.02              9.53              0    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-157

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.14            $28.90             0     2020
                                                                         17.42             22.14             0     2019
                                                                         18.77             17.42             0     2018
                                                                         15.52             18.77             0     2017
                                                                         15.44             15.52             0     2016
                                                                         15.61             15.44             0     2015
                                                                         14.41             15.61             0     2014
                                                                         10.65             14.41             0     2013
                                                                          8.90             10.65             0     2012
                                                                          9.35              8.90             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.38            $18.11        55,504     2020
                                                                         13.97             17.38        13,174     2019
                                                                         15.60             13.97        15,476     2018
                                                                         14.14             15.60        17,744     2017
                                                                         12.27             14.14             0     2016
                                                                         13.09             12.27        49,466     2015
                                                                         12.33             13.09        51,497     2014
                                                                          9.85             12.33        73,928     2013
                                                                          8.60              9.85        89,291     2012
                                                                          8.72              8.60             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.66            $21.76             0     2020
                                                                         16.27             20.66             0     2019
                                                                         18.31             16.27             0     2018
                                                                         16.03             18.31             0     2017
                                                                         14.14             16.03             0     2016
                                                                         14.82             14.14             0     2015
                                                                         13.73             14.82             0     2014
                                                                         10.53             13.73             0     2013
                                                                          9.09             10.53             0     2012
                                                                          9.16              9.09             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.56            $51.98        13,880     2020
                                                                         22.95             31.56             0     2019
                                                                         20.89             22.95             0     2018
                                                                         15.90             20.89             0     2017
                                                                         16.23             15.90             0     2016
                                                                         15.74             16.23        37,316     2015
                                                                         14.36             15.74        17,162     2014
                                                                         10.66             14.36        21,224     2013
                                                                         10.00             10.66        27,534     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $27.00            $37.94             0     2020
                                                                         20.58             27.00             0     2019
                                                                         21.12             20.58             0     2018
                                                                         16.00             21.12             0     2017
                                                                         16.25             16.00             0     2016
                                                                         15.53             16.25             0     2015
                                                                         14.29             15.53             0     2014
                                                                         10.73             14.29             0     2013
                                                                          9.58             10.73             0     2012
                                                                          9.79              9.58             0     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-158

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.79            $13.67         51,795    2020
                                                                  11.94             12.79         58,709    2019
                                                                  12.30             11.94         62,430    2018
                                                                  12.08             12.30        104,633    2017
                                                                  11.81             12.08        132,751    2016
                                                                  12.16             11.81        123,333    2015
                                                                  11.76             12.16         77,842    2014
                                                                  12.27             11.76        101,072    2013
                                                                  11.87             12.27        106,912    2012
                                                                  11.33             11.87              0    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.06            $21.99              0    2020
                                                                  15.81             19.06         20,028    2019
                                                                  18.95             15.81         22,509    2018
                                                                  16.06             18.95         24,429    2017
                                                                  14.65             16.06         35,385    2016
                                                                  15.21             14.65         32,798    2015
                                                                  14.66             15.21         62,088    2014
                                                                  11.02             14.66         62,614    2013
                                                                   9.82             11.02         80,473    2012
                                                                  11.26              9.82              0    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.28            $19.33              0    2020
                                                                  13.92             18.28              0    2019
                                                                  17.24             13.92              0    2018
                                                                  14.79             17.24              0    2017
                                                                  13.82             14.79              0    2016
                                                                  14.58             13.82              0    2015
                                                                  13.98             14.58              0    2014
                                                                  10.97             13.98              0    2013
                                                                   8.82             10.97              0    2012
                                                                   9.90              8.82              0    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.14            $14.38        104,181    2020
                                                                  11.20             13.14        117,799    2019
                                                                  12.66             11.20        139,481    2018
                                                                  11.55             12.66        154,456    2017
                                                                  10.42             11.55        187,876    2016
                                                                  11.35             10.42        210,770    2015
                                                                  11.28             11.35        233,008    2014
                                                                   9.31             11.28        259,443    2013
                                                                   8.24              9.31        289,851    2012
                                                                   8.55              8.24        321,619    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $16.61            $16.37        240,113    2020
                                                                  14.62             16.61        263,010    2019
                                                                  15.60             14.62        296,192    2018
                                                                  14.53             15.60        329,724    2017
                                                                  13.02             14.53        371,958    2016
                                                                  14.31             13.02        413,962    2015
                                                                  13.97             14.31        452,715    2014
                                                                  12.52             13.97        562,885    2013
                                                                  11.35             12.52        609,061    2012
                                                                  11.33             11.35        660,335    2011
----------------------------------------------------------------------------------------------------------------

                                     B-159

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.57            $14.48              0    2020
                                                                        12.98             15.57              0    2019
                                                                        14.58             12.98              0    2018
                                                                        13.74             14.58              0    2017
                                                                        12.09             13.74              0    2016
                                                                        13.00             12.09              0    2015
                                                                        12.39             13.00              0    2014
                                                                         9.87             12.39              0    2013
                                                                         8.82              9.87              0    2012
                                                                         9.11              8.82         50,136    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.84            $12.26              0    2020
                                                                        10.50             11.84              0    2019
                                                                        12.60             10.50              0    2018
                                                                        10.86             12.60              0    2017
                                                                        10.12             10.86              0    2016
                                                                        11.05             10.12              0    2015
                                                                        11.62             11.05              0    2014
                                                                         9.07             11.62              0    2013
                                                                         7.65              9.07              0    2012
                                                                         8.40              7.65              0    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.88            $ 8.72              0    2020
                                                                         8.88              8.88              0    2019
                                                                         8.97              8.88              0    2018
                                                                         9.11              8.97            964    2017
                                                                         9.30              9.11              0    2016
                                                                         9.50              9.30         88,811    2015
                                                                         9.71              9.50         68,241    2014
                                                                         9.91              9.71              0    2013
                                                                        10.00              9.91              0    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.72            $25.36         37,820    2020
                                                                        18.98             22.72         42,483    2019
                                                                        19.31             18.98         48,035    2018
                                                                        16.69             19.31         60,105    2017
                                                                        16.34             16.69         69,578    2016
                                                                        16.62             16.34         78,072    2015
                                                                        15.69             16.62         86,046    2014
                                                                        13.38             15.69        114,008    2013
                                                                        12.05             13.38        121,949    2012
                                                                        12.15             12.05        128,814    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $31.62            $43.04              0    2020
                                                                        23.60             31.62              0    2019
                                                                        23.70             23.60              0    2018
                                                                        18.62             23.70              0    2017
                                                                        18.66             18.62         18,277    2016
                                                                        17.03             18.66         19,480    2015
                                                                        16.04             17.03         23,805    2014
                                                                        12.51             16.04         28,577    2013
                                                                        10.32             12.51         35,292    2012
                                                                        11.33             10.32         28,211    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-160

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.89            $25.23             0     2020
                                                                        17.92             21.89             0     2019
                                                                        20.03             17.92             0     2018
                                                                        17.64             20.03             0     2017
                                                                        17.85             17.64             0     2016
                                                                        18.59             17.85             0     2015
                                                                        15.81             18.59             0     2014
                                                                        10.96             15.81             0     2013
                                                                         9.45             10.96             0     2012
                                                                         9.45              9.45             0     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.71            $20.75             0     2020
                                                                        15.32             19.71             0     2019
                                                                        16.48             15.32             0     2018
                                                                        14.14             16.48             0     2017
                                                                        12.58             14.14             0     2016
                                                                        13.45             12.58             0     2015
                                                                        12.11             13.45             0     2014
                                                                         9.84             12.11             0     2013
                                                                         8.81              9.84             0     2012
                                                                         8.35              8.81             0     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.20            $13.60             0     2020
                                                                        10.46             13.20             0     2019
                                                                        11.73             10.46             0     2018
                                                                        10.43             11.73             0     2017
                                                                         9.43             10.43             0     2016
                                                                         9.92              9.43             0     2015
                                                                        10.00              9.92             0     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $23.17            $25.77             0     2020
                                                                        18.03             23.17             0     2019
                                                                        19.54             18.03             0     2018
                                                                        16.22             19.54             0     2017
                                                                        15.30             16.22             0     2016
                                                                        15.63             15.30             0     2015
                                                                        14.42             15.63             0     2014
                                                                        11.18             14.42             0     2013
                                                                         9.61             11.18             0     2012
                                                                        10.06              9.61             0     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.74            $17.95        18,207     2020
                                                                        14.23             16.74        20,723     2019
                                                                        15.45             14.23        22,931     2018
                                                                        14.09             15.45        25,305     2017
                                                                        13.22             14.09        29,623     2016
                                                                        13.58             13.22        31,746     2015
                                                                        12.82             13.58        34,772     2014
                                                                        11.03             12.82        44,644     2013
                                                                        10.15             11.03        47,909     2012
                                                                        10.21             10.15        52,314     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-161

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $24.57            $25.41             0     2020
                                                                              20.11             24.57             0     2019
                                                                              20.38             20.11             0     2018
                                                                              18.18             20.38             0     2017
                                                                              16.70             18.18             0     2016
                                                                              20.01             16.70             0     2015
                                                                              18.17             20.01             0     2014
                                                                              15.44             18.17             0     2013
                                                                              13.93             15.44             0     2012
                                                                              13.36             13.93             0     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.92            $20.25             0     2020
   Service Class Shares                                                       12.38             16.92             0     2019
                                                                              12.58             12.38             0     2018
                                                                              10.03             12.58             0     2017
                                                                               9.68             10.03             0     2016
                                                                              10.00              9.68             0     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.18            $14.98             0     2020
                                                                              12.96             14.18             0     2019
                                                                              14.00             12.96             0     2018
                                                                              12.62             14.00             0     2017
                                                                              11.41             12.62             0     2016
                                                                              12.84             11.41             0     2015
                                                                              13.05             12.84             0     2014
                                                                              13.32             13.05             0     2013
                                                                              11.85             13.32             0     2012
                                                                              11.87             11.85             0     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.20            $17.80         7,971     2020
                                                                              15.31             17.20        17,589     2019
                                                                              16.07             15.31        14,369     2018
                                                                              15.39             16.07        11,424     2017
                                                                              13.98             15.39        14,927     2016
                                                                              14.52             13.98        43,530     2015
                                                                              14.35             14.52        27,826     2014
                                                                              13.87             14.35        20,824     2013
                                                                              12.39             13.87        21,127     2012
                                                                              12.25             12.39        35,550     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.04            $21.89        19,376     2020
                                                                              17.17             19.04        15,536     2019
                                                                              17.96             17.17        13,186     2018
                                                                              16.84             17.96        10,265     2017
                                                                              17.09             16.84        13,642     2016
                                                                              17.70             17.09             0     2015
                                                                              14.58             17.70             0     2014
                                                                              17.11             14.58             0     2013
                                                                              16.73             17.11             0     2012
                                                                              13.37             16.73             0     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-162

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.46            $11.55         61,054    2020
                                                                 11.25             11.46         19,685    2019
                                                                 11.45             11.25         19,803    2018
                                                                 11.54             11.45         16,028    2017
                                                                 11.62             11.54         19,817    2016
                                                                 11.84             11.62         52,283    2015
                                                                 11.99             11.84        147,557    2014
                                                                 12.26             11.99        148,967    2013
                                                                 11.83             12.26        142,873    2012
                                                                 11.95             11.83        147,855    2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.89            $15.84         35,706    2020
                                                                 14.04             14.89         50,376    2019
                                                                 14.42             14.04         58,412    2018
                                                                 14.04             14.42         89,323    2017
                                                                 13.96             14.04        114,334    2016
                                                                 14.20             13.96        130,341    2015
                                                                 13.91             14.20         76,118    2014
                                                                 14.49             13.91         96,165    2013
                                                                 13.51             14.49         90,710    2012
                                                                 13.32             13.51        108,474    2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $36.52            $51.82              0    2020
                                                                 27.25             36.52              0    2019
                                                                 28.35             27.25              0    2018
                                                                 22.09             28.35              0    2017
                                                                 21.29             22.09              0    2016
                                                                 20.09             21.29              0    2015
                                                                 17.47             20.09              0    2014
                                                                 13.26             17.47              0    2013
                                                                 11.60             13.26              0    2012
                                                                 11.59             11.60              0    2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $12.07            $12.65              0    2020
                                                                 11.35             12.07              0    2019
                                                                 11.76             11.35              0    2018
                                                                 11.64             11.76              0    2017
                                                                 11.54             11.64              0    2016
                                                                 11.84             11.54              0    2015
                                                                 11.50             11.84              0    2014
                                                                 11.91             11.50              0    2013
                                                                 11.51             11.91              0    2012
                                                                 10.97             11.51              0    2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $27.76            $36.31              0    2020
                                                                 20.65             27.76              0    2019
                                                                 21.67             20.65              0    2018
                                                                 17.25             21.67              0    2017
                                                                 17.19             17.25              0    2016
                                                                 17.00             17.19              0    2015
                                                                 15.22             17.00              0    2014
                                                                 11.53             15.22              0    2013
                                                                  9.74             11.53              0    2012
                                                                  9.90              9.74              0    2011
---------------------------------------------------------------------------------------------------------------

                                     B-163

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $21.74            $20.17           7,088   2020
                                                                17.60             21.74           6,974   2019
                                                                19.07             17.60           8,050   2018
                                                                18.40             19.07           9,660   2017
                                                                17.40             18.40          12,700   2016
                                                                17.00             17.40          14,184   2015
                                                                13.17             17.00          16,023   2014
                                                                13.11             13.17          33,993   2013
                                                                11.46             13.11          11,343   2012
                                                                10.66             11.46          13,079   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $23.61            $27.26               0   2020
                                                                18.41             23.61               0   2019
                                                                19.74             18.41               0   2018
                                                                16.59             19.74               0   2017
                                                                15.18             16.59               0   2016
                                                                15.34             15.18               0   2015
                                                                13.83             15.34               0   2014
                                                                10.71             13.83               0   2013
                                                                 9.45             10.71               0   2012
                                                                 9.49              9.45               0   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.52            $23.01               0   2020
                                                                16.62             20.52               0   2019
                                                                18.80             16.62               0   2018
                                                                17.04             18.80               0   2017
                                                                14.06             17.04               0   2016
                                                                14.98             14.06               0   2015
                                                                14.75             14.98               0   2014
                                                                11.00             14.75               0   2013
                                                                 9.81             11.00               0   2012
                                                                 9.72              9.81               0   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.22            $14.78         414,505   2020
                                                                12.57             14.22         468,901   2019
                                                                13.75             12.57         530,170   2018
                                                                12.18             13.75         575,534   2017
                                                                11.73             12.18         668,285   2016
                                                                12.15             11.73         723,744   2015
                                                                11.81             12.15         805,263   2014
                                                                10.52             11.81         973,839   2013
                                                                 9.57             10.52       1,055,448   2012
                                                                10.09              9.57       1,152,972   2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $22.75            $27.31               0   2020
                                                                17.63             22.75               0   2019
                                                                18.65             17.63               0   2018
                                                                15.88             18.65               0   2017
                                                                14.84             15.88               0   2016
                                                                15.52             14.84               0   2015
                                                                14.06             15.52               0   2014
                                                                10.72             14.06               0   2013
                                                                 9.46             10.72               0   2012
                                                                 9.95              9.46               0   2011
--------------------------------------------------------------------------------------------------------------

                                     B-164

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $22.15            $28.28             0     2020
                                                             17.62             22.15             0     2019
                                                             19.09             17.62             0     2018
                                                             15.03             19.09             0     2017
                                                             15.16             15.03             0     2016
                                                             14.63             15.16             0     2015
                                                             14.01             14.63             0     2014
                                                             11.06             14.01             0     2013
                                                             10.21             11.06             0     2012
                                                             10.92             10.21             0     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.59            $43.55             0     2020
                                                             21.99             28.59             0     2019
                                                             22.73             21.99             0     2018
                                                             17.05             22.73             0     2017
                                                             17.65             17.05             0     2016
                                                             16.23             17.65             0     2015
                                                             15.13             16.23             0     2014
                                                             11.27             15.13             0     2013
                                                              9.95             11.27             0     2012
                                                             10.17              9.95             0     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.18            $ 6.76        21,378     2020
                                                              5.72              6.18        49,979     2019
                                                              7.16              5.72        50,460     2018
                                                              7.36              7.16        39,759     2017
                                                              6.02              7.36        30,506     2016
                                                              8.64              6.02        19,621     2015
                                                             11.01              8.64        15,650     2014
                                                             10.24             11.01        13,766     2013
                                                             10.78             10.24        14,461     2012
                                                             13.65             10.78             0     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.33            $45.31             0     2020
                                                             24.09             32.33             0     2019
                                                             24.55             24.09             0     2018
                                                             18.63             24.55             0     2017
                                                             18.93             18.63             0     2016
                                                             19.08             18.93             0     2015
                                                             18.76             19.08             0     2014
                                                             13.70             18.76             0     2013
                                                             11.62             13.70             0     2012
                                                             12.57             11.62             0     2011
-----------------------------------------------------------------------------------------------------------

                                     B-165

        Payment Optimizer Plus (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.26            $15.27         38,101    2020
                                                            12.30             14.26         40,892    2019
                                                            13.41             12.30         42,375    2018
                                                            11.82             13.41         52,291    2017
                                                            11.55             11.82         61,007    2016
                                                            11.63             11.55         66,056    2015
                                                            11.07             11.63         72,426    2014
                                                             9.71             11.07         82,329    2013
                                                             8.74              9.71         91,879    2012
                                                             9.19              8.74        105,558    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.38            $22.34              0    2020
                                                            12.87             16.38              0    2019
                                                            14.59             12.87              0    2018
                                                            10.91             14.59              0    2017
                                                            11.23             10.91              0    2016
                                                            11.16             11.23              0    2015
                                                            10.86             11.16              0    2014
                                                             9.01             10.86              0    2013
                                                             8.11              9.01              0    2012
                                                            10.80              8.11              0    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.51            $20.61              0    2020
                                                            16.93             20.51              0    2019
                                                            18.34             16.93              0    2018
                                                            15.77             18.34              0    2017
                                                            14.48             15.77              0    2016
                                                            14.56             14.48              0    2015
                                                            13.59             14.56              0    2014
                                                            10.29             13.59              0    2013
                                                             8.96             10.29              0    2012
                                                             8.61              8.96              0    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.22            $ 7.23         55,211    2020
                                                             6.30              7.22         91,048    2019
                                                             8.35              6.30        110,263    2018
                                                             6.80              8.35        109,016    2017
                                                             7.00              6.80        330,313    2016
                                                             6.97              7.00        257,911    2015
                                                             7.60              6.97        236,169    2014
                                                             6.31              7.60        185,760    2013
                                                             5.64              6.31        391,388    2012
                                                             7.14              5.64        335,601    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $28.33            $37.54              0    2020
                                                            21.50             28.33              0    2019
                                                            21.43             21.50              0    2018
                                                            16.60             21.43              0    2017
                                                            16.54             16.60              0    2016
                                                            15.22             16.54              0    2015
                                                            13.63             15.22              0    2014
                                                            10.15             13.63              0    2013
                                                             8.87             10.15              0    2012
                                                             9.40              8.87              0    2011
----------------------------------------------------------------------------------------------------------

                                     B-166

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.85            $41.96          9,612    2020
                                                                                   20.89             27.85              0    2019
                                                                                   21.54             20.89              0    2018
                                                                                   16.42             21.54              0    2017
                                                                                   15.77             16.42              0    2016
                                                                                   16.33             15.77              0    2015
                                                                                   17.01             16.33         51,877    2014
                                                                                   11.94             17.01              0    2013
                                                                                   10.61             11.94              0    2012
                                                                                   10.39             10.61              0    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $20.89            $27.90              0    2020
                                                                                   15.68             20.89              0    2019
                                                                                   17.01             15.68              0    2018
                                                                                   13.71             17.01              0    2017
                                                                                   14.33             13.71              0    2016
                                                                                   14.15             14.33              0    2015
                                                                                   12.54             14.15              0    2014
                                                                                    9.88             12.54              0    2013
                                                                                    8.85              9.88              0    2012
                                                                                    9.16              8.85              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.65            $13.09         21,269    2020
                                                                                   10.14             11.65         25,835    2019
                                                                                   10.94             10.14         30,845    2018
                                                                                   10.24             10.94         34,511    2017
                                                                                    9.95             10.24         41,604    2016
                                                                                   10.09              9.95         45,130    2015
                                                                                    9.53             10.09         55,315    2014
                                                                                    8.62              9.53         61,707    2013
                                                                                    7.84              8.62         73,992    2012
                                                                                    7.96              7.84         84,164    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.50            $28.19              0    2020
   Series II Shares                                                                15.04             20.50              0    2019
                                                                                   16.37             15.04              0    2018
                                                                                   13.00             16.37              0    2017
                                                                                   12.99             13.00              0    2016
                                                                                   12.46             12.99              0    2015
                                                                                   12.04             12.46              0    2014
                                                                                    9.05             12.04              0    2013
                                                                                    7.95              9.05              0    2012
                                                                                    8.04              7.95              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $19.26            $24.05         83,283    2020
                                                                                   14.95             19.26         22,723    2019
                                                                                   17.60             14.95         31,072    2018
                                                                                   13.17             17.60         68,498    2017
                                                                                   13.45             13.17         72,785    2016
                                                                                   13.23             13.45        107,436    2015
                                                                                   13.22             13.23        124,985    2014
                                                                                   10.62             13.22        106,770    2013
                                                                                    8.96             10.62        137,341    2012
                                                                                    9.99              8.96        159,617    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-167

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $21.45            $23.91              0
                                                                                      16.60             21.45        132,859
                                                                                      18.43             16.60        179,660
                                                                                      16.11             18.43        162,419
                                                                                      14.77             16.11        199,207
                                                                                      14.61             14.77        146,479
                                                                                      13.49             14.61        171,698
                                                                                      10.47             13.49        209,143
                                                                                       9.16             10.47        277,112
                                                                                       9.37              9.16        630,635
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $20.30            $23.82         16,784
                                                                                      16.42             20.30         21,611
                                                                                      18.72             16.42         27,711
                                                                                      16.76             18.72         48,032
                                                                                      14.52             16.76         57,583
                                                                                      15.77             14.52         98,590
                                                                                      14.41             15.77        107,401
                                                                                      10.45             14.41        195,924
                                                                                       9.06             10.45        280,961
                                                                                       9.46              9.06        316,891
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.66            $31.63              0
                                                                                      16.90             22.66              0
                                                                                      17.88             16.90              0
                                                                                      14.32             17.88              0
                                                                                      14.28             14.32              0
                                                                                      13.87             14.28              0
                                                                                      13.05             13.87              0
                                                                                       9.50             13.05              0
                                                                                      10.00              9.50              0
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $24.87            $34.63              0
                                                                                      18.60             24.87              0
                                                                                      19.73             18.60              0
                                                                                      15.84             19.73              0
                                                                                      15.84             15.84              0
                                                                                      15.42             15.84              0
                                                                                      14.54             15.42              0
                                                                                      10.61             14.54              0
                                                                                       9.54             10.61              0
                                                                                      10.39              9.54              0
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $19.18            $18.60              0
                                                                                      15.65             19.18              0
                                                                                      18.22             15.65              0
                                                                                      15.80             18.22              0
                                                                                      13.78             15.80        121,133
                                                                                      14.98             13.78              0
                                                                                      14.00             14.98              0
                                                                                      10.53             14.00              0
                                                                                       9.03             10.53              0
                                                                                       9.41              9.03              0
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-168

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $19.35            $21.60              0    2020
                                                                      15.30             19.35        147,332    2019
                                                                      17.23             15.30        194,917    2018
                                                                      15.52             17.23        175,074    2017
                                                                      14.36             15.52        184,942    2016
                                                                      15.54             14.36              0    2015
                                                                      14.65             15.54              0    2014
                                                                      11.56             14.65              0    2013
                                                                      10.36             11.56              0    2012
                                                                      10.57             10.36              0    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.48            $17.72         53,155    2020
                                                                      14.00             16.48         56,613    2019
                                                                      15.82             14.00         60,896    2018
                                                                      14.57             15.82         61,633    2017
                                                                      12.94             14.57         73,535    2016
                                                                      13.54             12.94         78,098    2015
                                                                      12.70             13.54         90,010    2014
                                                                      10.37             12.70        100,226    2013
                                                                       9.41             10.37        107,016    2012
                                                                       9.73              9.41        107,565    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $14.47            $16.14              0    2020
                                                                      11.51             14.47         60,631    2019
                                                                      13.84             11.51         81,662    2018
                                                                      11.50             13.84         87,548    2017
                                                                      11.81             11.50         56,348    2016
                                                                      12.37             11.81        152,297    2015
                                                                      12.61             12.37        101,054    2014
                                                                      10.83             12.61        112,072    2013
                                                                       9.58             10.83        134,525    2012
                                                                      10.51              9.58         99,620    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $13.19            $13.63              0    2020
                                                                      10.34             13.19              0    2019
                                                                      13.08             10.34              0    2018
                                                                      11.38             13.08              0    2017
                                                                       9.84             11.38              0    2016
                                                                      11.23              9.84              0    2015
                                                                      10.77             11.23              0    2014
                                                                       8.24             10.77              0    2013
                                                                       7.14              8.24              0    2012
                                                                       7.54              7.14              0    2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.44            $13.36         29,520    2020
                                                                      11.65             12.44         86,712    2019
                                                                      12.22             11.65        101,932    2018
                                                                      12.02             12.22         98,535    2017
                                                                      11.75             12.02        107,464    2016
                                                                      12.28             11.75         30,948    2015
                                                                      12.13             12.28        169,848    2014
                                                                      13.52             12.13        188,178    2013
                                                                      12.84             13.52        177,058    2012
                                                                      11.72             12.84        185,553    2011
--------------------------------------------------------------------------------------------------------------------

                                     B-169

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.42            $22.78               0   2020
                                                                               15.39             19.42               0   2019
                                                                               16.82             15.39               0   2018
                                                                               15.07             16.82               0   2017
                                                                               12.45             15.07               0   2016
                                                                               13.63             12.45               0   2015
                                                                               13.23             13.63               0   2014
                                                                                9.49             13.23               0   2013
                                                                                8.55              9.49               0   2012
                                                                                8.95              8.55               0   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.37            $18.58               0   2020
                                                                               15.17             18.37          35,893   2019
                                                                               16.84             15.17          45,461   2018
                                                                               15.90             16.84          53,583   2017
                                                                               13.77             15.90         100,049   2016
                                                                               14.97             13.77               0   2015
                                                                               13.92             14.97               0   2014
                                                                               10.32             13.92               0   2013
                                                                                9.24             10.32               0   2012
                                                                                9.70              9.24               0   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $15.83            $18.74         481,518   2020
                                                                               13.71             15.83         604,646   2019
                                                                               15.13             13.71         713,405   2018
                                                                               13.57             15.13         808,639   2017
                                                                               13.34             13.57         952,344   2016
                                                                               13.74             13.34       1,064,031   2015
                                                                               13.75             13.74       1,216,741   2014
                                                                               12.25             13.75       1,366,279   2013
                                                                               11.36             12.25       1,554,345   2012
                                                                               12.03             11.36       1,729,226   2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $25.15            $35.37               0   2020
                                                                               19.39             25.15               0   2019
                                                                               19.24             19.39               0   2018
                                                                               15.18             19.24               0   2017
                                                                               14.40             15.18               0   2016
                                                                               14.32             14.40               0   2015
                                                                               12.82             14.32               0   2014
                                                                                9.79             12.82               0   2013
                                                                                8.69              9.79               0   2012
                                                                                8.67              8.69               0   2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.79            $21.72         127,742   2020
                                                                               13.00             16.79          39,171   2019
                                                                               13.59             13.00          53,293   2018
                                                                               10.41             13.59         110,153   2017
                                                                               10.00             10.41               0   2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.08            $12.89               0   2020
                                                                                9.84             12.08               0   2019
                                                                               12.07              9.84               0   2018
                                                                                9.68             12.07               0   2017
                                                                               10.00              9.68              84   2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-170

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.66            $12.66         31,047    2020
                                                                       12.06             12.66         68,449    2019
                                                                       12.31             12.06         97,206    2018
                                                                       12.14             12.31         48,667    2017
                                                                       11.36             12.14         53,108    2016
                                                                       11.70             11.36         63,502    2015
                                                                       11.87             11.70        142,756    2014
                                                                       11.66             11.87        154,585    2013
                                                                       11.08             11.66        123,886    2012
                                                                       11.02             11.08             74    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $18.68            $19.31              0    2020
                                                                       16.69             18.68              0    2019
                                                                       17.63             16.69              0    2018
                                                                       16.87             17.63              0    2017
                                                                       15.02             16.87              0    2016
                                                                       15.75             15.02              0    2015
                                                                       15.68             15.75              0    2014
                                                                       14.99             15.68              0    2013
                                                                       13.37             14.99              0    2012
                                                                       13.00             13.37              0    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $25.63            $32.28         12,129    2020
                                                                       19.57             25.63              0    2019
                                                                       19.28             19.57              0    2018
                                                                       15.36             19.28              0    2017
                                                                       15.15             15.36             52    2016
                                                                       14.55             15.15             55    2015
                                                                       13.56             14.55             62    2014
                                                                        9.90             13.56             68    2013
                                                                        8.63              9.90             88    2012
                                                                       10.18              8.63        165,612    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $20.11            $24.08         34,559    2020
                                                                       16.52             20.11         49,520    2019
                                                                       17.63             16.52         58,182    2018
                                                                       15.49             17.63         71,747    2017
                                                                       14.76             15.49         82,201    2016
                                                                       15.00             14.76         91,765    2015
                                                                       13.91             15.00        124,062    2014
                                                                       11.89             13.91        122,599    2013
                                                                       10.56             11.89        158,043    2012
                                                                       11.20             10.56        202,220    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $22.49            $28.72              0    2020
                                                                       17.47             22.49         29,269    2019
                                                                       19.09             17.47         39,800    2018
                                                                       16.01             19.09         78,685    2017
                                                                       15.16             16.01         60,140    2016
                                                                       15.39             15.16        284,932    2015
                                                                       14.06             15.39        326,924    2014
                                                                       10.95             14.06        433,645    2013
                                                                        9.62             10.95        573,033    2012
                                                                       10.09              9.62              0    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-171

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.61            $29.56              0    2020
                                                                         17.76             22.61              0    2019
                                                                         19.10             17.76              0    2018
                                                                         15.78             19.10              0    2017
                                                                         15.67             15.78              0    2016
                                                                         15.82             15.67              0    2015
                                                                         14.58             15.82              0    2014
                                                                         10.76             14.58              0    2013
                                                                          8.97             10.76              0    2012
                                                                          9.41              8.97              0    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.75            $18.52        150,912    2020
                                                                         14.24             17.75         37,038    2019
                                                                         15.88             14.24         48,696    2018
                                                                         14.38             15.88         56,867    2017
                                                                         12.46             14.38            139    2016
                                                                         13.27             12.46        145,268    2015
                                                                         12.47             13.27        157,884    2014
                                                                          9.95             12.47        224,964    2013
                                                                          8.67              9.95        290,658    2012
                                                                          8.78              8.67              0    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.09            $22.25              0    2020
                                                                         16.59             21.09              0    2019
                                                                         18.63             16.59              0    2018
                                                                         16.30             18.63              0    2017
                                                                         14.35             16.30              0    2016
                                                                         15.02             14.35              0    2015
                                                                         13.90             15.02              0    2014
                                                                         10.64             13.90              0    2013
                                                                          9.17             10.64              0    2012
                                                                          9.23              9.17              0    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.95            $52.70         38,137    2020
                                                                         23.19             31.95              0    2019
                                                                         21.08             23.19              0    2018
                                                                         16.02             21.08              0    2017
                                                                         16.33             16.02            150    2016
                                                                         15.81             16.33        110,478    2015
                                                                         14.40             15.81         53,074    2014
                                                                         10.68             14.40         65,158    2013
                                                                         10.00             10.68         90,384    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $27.57            $38.80              0    2020
                                                                         20.99             27.57              0    2019
                                                                         21.50             20.99              0    2018
                                                                         16.26             21.50              0    2017
                                                                         16.49             16.26              0    2016
                                                                         15.74             16.49              0    2015
                                                                         14.46             15.74              0    2014
                                                                         10.84             14.46              0    2013
                                                                          9.67             10.84              0    2012
                                                                          9.86              9.67              0    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-172

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.04            $13.96         140,965   2020
                                                                  12.16             13.04         165,229   2019
                                                                  12.50             12.16         196,420   2018
                                                                  12.26             12.50         335,755   2017
                                                                  11.96             12.26         368,258   2016
                                                                  12.31             11.96         361,339   2015
                                                                  11.88             12.31         238,199   2014
                                                                  12.38             11.88         307,437   2013
                                                                  11.95             12.38         349,008   2012
                                                                  11.39             11.95               0   2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.46            $22.49               0   2020
                                                                  16.12             19.46          56,315   2019
                                                                  19.29             16.12          70,816   2018
                                                                  16.32             19.29          78,368   2017
                                                                  14.87             16.32          97,570   2016
                                                                  15.42             14.87          96,078   2015
                                                                  14.83             15.42         191,000   2014
                                                                  11.13             14.83         190,591   2013
                                                                   9.91             11.13         261,796   2012
                                                                  11.34              9.91               0   2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $18.66            $19.77               0   2020
                                                                  14.19             18.66               0   2019
                                                                  17.55             14.19               0   2018
                                                                  15.03             17.55               0   2017
                                                                  14.03             15.03               0   2016
                                                                  14.78             14.03               0   2015
                                                                  14.15             14.78               0   2014
                                                                  11.08             14.15               0   2013
                                                                   8.90             11.08               0   2012
                                                                   9.98              8.90               0   2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.39            $14.68         315,627   2020
                                                                  11.40             13.39         353,230   2019
                                                                  12.87             11.40         411,093   2018
                                                                  11.72             12.87         451,508   2017
                                                                  10.56             11.72         513,991   2016
                                                                  11.48             10.56         577,597   2015
                                                                  11.39             11.48         620,036   2014
                                                                   9.38             11.39         680,394   2013
                                                                   8.30              9.38         773,079   2012
                                                                   8.59              8.30         897,830   2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $16.96            $16.74         512,011   2020
                                                                  14.90             16.96         579,238   2019
                                                                  15.89             14.90         683,021   2018
                                                                  14.77             15.89         832,111   2017
                                                                  13.21             14.77         933,832   2016
                                                                  14.50             13.21       1,079,525   2015
                                                                  14.13             14.50       1,233,759   2014
                                                                  12.65             14.13       1,405,186   2013
                                                                  11.45             12.65       1,616,553   2012
                                                                  11.41             11.45       1,924,540   2011
----------------------------------------------------------------------------------------------------------------

                                     B-173

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $15.90            $14.80              0    2020
                                                                        13.23             15.90              0    2019
                                                                        14.84             13.23              0    2018
                                                                        13.97             14.84              0    2017
                                                                        12.27             13.97            144    2016
                                                                        13.17             12.27            171    2015
                                                                        12.54             13.17            173    2014
                                                                         9.97             12.54            184    2013
                                                                         8.90              9.97            215    2012
                                                                         9.17              8.90        162,820    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.09            $12.54              0    2020
                                                                        10.71             12.09              0    2019
                                                                        12.82             10.71              0    2018
                                                                        11.04             12.82              0    2017
                                                                        10.27             11.04              0    2016
                                                                        11.20             10.27              0    2015
                                                                        11.75             11.20              0    2014
                                                                         9.16             11.75              0    2013
                                                                         7.72              9.16              0    2012
                                                                         8.46              7.72              0    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.98            $ 8.83         25,684    2020
                                                                         9.00              8.98          2,696    2019
                                                                         9.04              9.00         31,216    2018
                                                                         9.17              9.04          3,779    2017
                                                                         9.35              9.17         53,171    2016
                                                                         9.54              9.35         22,230    2015
                                                                         9.73              9.54          1,892    2014
                                                                         9.92              9.73          7,113    2013
                                                                        10.00              9.92          7,086    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $23.20            $25.94         57,568    2020
                                                                        19.35             23.20         71,031    2019
                                                                        19.65             19.35         80,134    2018
                                                                        16.97             19.65         94,520    2017
                                                                        16.59             16.97        107,875    2016
                                                                        16.85             16.59        130,626    2015
                                                                        15.87             16.85        154,759    2014
                                                                        13.51             15.87        172,920    2013
                                                                        12.16             13.51        191,327    2012
                                                                        12.23             12.16        217,007    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $32.29            $44.02              0    2020
                                                                        24.06             32.29              0    2019
                                                                        24.13             24.06              0    2018
                                                                        18.93             24.13              0    2017
                                                                        18.94             18.93         50,637    2016
                                                                        17.26             18.94         57,163    2015
                                                                        16.22             17.26         73,153    2014
                                                                        12.64             16.22         87,129    2013
                                                                        10.41             12.64        115,060    2012
                                                                        11.41             10.41         91,643    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-174

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.35            $25.80              0    2020
                                                                        18.28             22.35              0    2019
                                                                        20.39             18.28              0    2018
                                                                        17.93             20.39              0    2017
                                                                        18.11             17.93              0    2016
                                                                        18.84             18.11              0    2015
                                                                        16.00             18.84              0    2014
                                                                        11.07             16.00              0    2013
                                                                         9.53             11.07              0    2012
                                                                         9.52              9.53              0    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.10            $21.18          2,617    2020
                                                                        15.60             20.10          3,355    2019
                                                                        16.75             15.60          3,995    2018
                                                                        14.35             16.75          4,472    2017
                                                                        12.75             14.35          5,234    2016
                                                                        13.61             12.75          6,676    2015
                                                                        12.23             13.61          7,885    2014
                                                                         9.92             12.23          9,026    2013
                                                                         8.87              9.92         12,963    2012
                                                                         8.40              8.87         14,574    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.31            $13.73              0    2020
                                                                        10.53             13.31              0    2019
                                                                        11.79             10.53              0    2018
                                                                        10.47             11.79              0    2017
                                                                         9.45             10.47              0    2016
                                                                         9.92              9.45              0    2015
                                                                        10.00              9.92              0    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $23.66            $26.36              0    2020
                                                                        18.39             23.66              0    2019
                                                                        19.89             18.39              0    2018
                                                                        16.49             19.89              0    2017
                                                                        15.52             16.49              0    2016
                                                                        15.84             15.52              0    2015
                                                                        14.59             15.84              0    2014
                                                                        11.30             14.59              0    2013
                                                                         9.70             11.30              0    2012
                                                                        10.13              9.70              0    2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $17.09            $18.35         48,455    2020
                                                                        14.51             17.09         62,485    2019
                                                                        15.73             14.51         79,573    2018
                                                                        14.32             15.73         87,499    2017
                                                                        13.42             14.32         95,519    2016
                                                                        13.76             13.42        103,991    2015
                                                                        12.97             13.76        116,326    2014
                                                                        11.14             12.97        134,047    2013
                                                                        10.24             11.14        157,911    2012
                                                                        10.28             10.24        173,755    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-175

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $25.09            $25.99              0    2020
                                                                              20.51             25.09              0    2019
                                                                              20.75             20.51              0    2018
                                                                              18.48             20.75              0    2017
                                                                              16.94             18.48              0    2016
                                                                              20.27             16.94              0    2015
                                                                              18.39             20.27              0    2014
                                                                              15.60             18.39              0    2013
                                                                              14.05             15.60              0    2012
                                                                              13.46             14.05              0    2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $17.05            $20.43              0    2020
   Service Class Shares                                                       12.46             17.05              0    2019
                                                                              12.63             12.46              0    2018
                                                                              10.06             12.63              0    2017
                                                                               9.69             10.06              0    2016
                                                                              10.00              9.69              0    2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.48            $15.32              0    2020
                                                                              13.21             14.48              0    2019
                                                                              14.26             13.21              0    2018
                                                                              12.82             14.26              0    2017
                                                                              11.58             12.82              0    2016
                                                                              13.01             11.58              0    2015
                                                                              13.21             13.01              0    2014
                                                                              13.45             13.21              0    2013
                                                                              11.95             13.45              0    2012
                                                                              11.96             11.95              0    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.56            $18.21         21,659    2020
                                                                              15.61             17.56         49,417    2019
                                                                              16.36             15.61         45,104    2018
                                                                              15.65             16.36         36,609    2017
                                                                              14.19             15.65         41,328    2016
                                                                              14.72             14.19        127,433    2015
                                                                              14.52             14.72         85,705    2014
                                                                              14.01             14.52         63,300    2013
                                                                              12.50             14.01         68,840    2012
                                                                              12.34             12.50        115,273    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $19.45            $22.38         52,633    2020
                                                                              17.50             19.45         43,609    2019
                                                                              18.29             17.50         41,429    2018
                                                                              17.12             18.29         32,888    2017
                                                                              17.34             17.12         37,848    2016
                                                                              17.93             17.34             47    2015
                                                                              14.75             17.93             50    2014
                                                                              17.28             14.75             62    2013
                                                                              16.88             17.28             50    2012
                                                                              13.46             16.88             49    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-176

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.70            $11.81        165,892    2020
                                                                 11.47             11.70         55,307    2019
                                                                 11.66             11.47         62,218    2018
                                                                 11.73             11.66         51,355    2017
                                                                 11.80             11.73         55,418    2016
                                                                 12.00             11.80        153,524    2015
                                                                 12.13             12.00        452,504    2014
                                                                 12.39             12.13        452,775    2013
                                                                 11.94             12.39        465,941    2012
                                                                 12.04             11.94        479,356    2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.21            $16.20         97,584    2020
                                                                 14.31             15.21        142,340    2019
                                                                 14.68             14.31        184,658    2018
                                                                 14.27             14.68        287,598    2017
                                                                 14.17             14.27        318,501    2016
                                                                 14.39             14.17        383,479    2015
                                                                 14.07             14.39        235,033    2014
                                                                 14.64             14.07        294,842    2013
                                                                 13.62             14.64        299,311    2012
                                                                 13.41             13.62        355,981    2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $37.29            $53.00              0    2020
                                                                 27.79             37.29              0    2019
                                                                 28.86             27.79              0    2018
                                                                 22.45             28.86              0    2017
                                                                 21.60             22.45              0    2016
                                                                 20.36             21.60              0    2015
                                                                 17.68             20.36              0    2014
                                                                 13.39             17.68              0    2013
                                                                 11.70             13.39              0    2012
                                                                 11.68             11.70              0    2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $12.32            $12.93              0    2020
                                                                 11.57             12.32              0    2019
                                                                 11.97             11.57              0    2018
                                                                 11.83             11.97              0    2017
                                                                 11.71             11.83              0    2016
                                                                 12.00             11.71              0    2015
                                                                 11.64             12.00              0    2014
                                                                 12.03             11.64              0    2013
                                                                 11.61             12.03              0    2012
                                                                 11.05             11.61              0    2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $28.35            $37.14              0    2020
                                                                 21.05             28.35              0    2019
                                                                 22.06             21.05              0    2018
                                                                 17.53             22.06              0    2017
                                                                 17.45             17.53              0    2016
                                                                 17.23             17.45              0    2015
                                                                 15.40             17.23              0    2014
                                                                 11.65             15.40              0    2013
                                                                  9.83             11.65              0    2012
                                                                  9.98              9.83              0    2011
---------------------------------------------------------------------------------------------------------------

                                     B-177

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $22.20            $20.62          19,272   2020
                                                                17.94             22.20          19,626   2019
                                                                19.41             17.94          25,306   2018
                                                                18.71             19.41          30,943   2017
                                                                17.66             18.71          35,000   2016
                                                                17.23             17.66          41,670   2015
                                                                13.32             17.23          48,829   2014
                                                                13.24             13.32         103,262   2013
                                                                11.56             13.24          36,927   2012
                                                                10.74             11.56          42,462   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $24.11            $27.88               0   2020
                                                                18.77             24.11               0   2019
                                                                20.09             18.77               0   2018
                                                                16.86             20.09               0   2017
                                                                15.41             16.86               0   2016
                                                                15.55             15.41               0   2015
                                                                14.00             15.55               0   2014
                                                                10.82             14.00               0   2013
                                                                 9.54             10.82               0   2012
                                                                 9.56              9.54               0   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.96            $23.54               0   2020
                                                                16.95             20.96               0   2019
                                                                19.14             16.95               0   2018
                                                                17.32             19.14               0   2017
                                                                14.27             17.32               0   2016
                                                                15.18             14.27               0   2015
                                                                14.92             15.18               0   2014
                                                                11.12             14.92               0   2013
                                                                 9.90             11.12               0   2012
                                                                 9.79              9.90               0   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.52            $15.11       1,042,935   2020
                                                                12.82             14.52       1,222,563   2019
                                                                14.00             12.82       1,431,667   2018
                                                                12.38             14.00       1,689,425   2017
                                                                11.91             12.38       2,079,638   2016
                                                                12.31             11.91       2,350,100   2015
                                                                11.95             12.31       2,705,927   2014
                                                                10.63             11.95       3,068,377   2013
                                                                 9.66             10.63       3,461,685   2012
                                                                10.16              9.66       4,044,326   2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $23.23            $27.93               0   2020
                                                                17.98             23.23               0   2019
                                                                18.98             17.98               0   2018
                                                                16.15             18.98               0   2017
                                                                15.06             16.15               0   2016
                                                                15.72             15.06               0   2015
                                                                14.22             15.72               0   2014
                                                                10.83             14.22               0   2013
                                                                 9.54             10.83               0   2012
                                                                10.02              9.54               0   2011
--------------------------------------------------------------------------------------------------------------

                                     B-178

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $22.62            $28.92              0    2020
                                                             17.96             22.62              0    2019
                                                             19.44             17.96              0    2018
                                                             15.28             19.44              0    2017
                                                             15.39             15.28              0    2016
                                                             14.83             15.39              0    2015
                                                             14.17             14.83              0    2014
                                                             11.17             14.17              0    2013
                                                             10.30             11.17              0    2012
                                                             11.00             10.30              0    2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $29.20            $44.54              0    2020
                                                             22.42             29.20              0    2019
                                                             23.14             22.42              0    2018
                                                             17.33             23.14              0    2017
                                                             17.91             17.33              0    2016
                                                             16.45             17.91              0    2015
                                                             15.31             16.45              0    2014
                                                             11.39             15.31              0    2013
                                                             10.04             11.39              0    2012
                                                             10.25             10.04              0    2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.31            $ 6.91         58,112    2020
                                                              5.83              6.31        140,269    2019
                                                              7.29              5.83        158,520    2018
                                                              7.48              7.29        127,801    2017
                                                              6.11              7.48         83,919    2016
                                                              8.76              6.11         57,451    2015
                                                             11.14              8.76         48,444    2014
                                                             10.35             11.14         41,893    2013
                                                             10.87             10.35         47,029    2012
                                                             13.75             10.87             38    2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.80            $46.04              0    2020
                                                             24.41             32.80              0    2019
                                                             24.83             24.41              0    2018
                                                             18.81             24.83              0    2017
                                                             19.08             18.81              0    2016
                                                             19.21             19.08              0    2015
                                                             18.86             19.21              0    2014
                                                             13.75             18.86              0    2013
                                                             11.65             13.75              0    2012
                                                             12.58             11.65              0    2011
-----------------------------------------------------------------------------------------------------------

                                     B-179

                    Principal Protection Advantage Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.44            $15.48             0     2020
                                                            12.44             14.44             0     2019
                                                            13.55             12.44             0     2018
                                                            11.94             13.55           684     2017
                                                            11.65             11.94           726     2016
                                                            11.71             11.65           716     2015
                                                            11.14             11.71           741     2014
                                                             9.76             11.14           754     2013
                                                             8.77              9.76           759     2012
                                                             9.22              8.77         1,030     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $19.41            $26.49             0     2020
                                                            15.23             19.41             0     2019
                                                            17.25             15.23             0     2018
                                                            12.89             17.25             0     2017
                                                            13.25             12.89             0     2016
                                                            13.15             13.25             0     2015
                                                            12.78             13.15             0     2014
                                                            10.60             12.78             0     2013
                                                             9.53             10.60             0     2012
                                                            12.68              9.53             7     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $24.01            $24.15         3,863     2020
                                                            19.79             24.01         3,568     2019
                                                            21.42             19.79         3,771     2018
                                                            18.40             21.42         4,500     2017
                                                            16.88             18.40         4,760     2016
                                                            16.95             16.88         5,144     2015
                                                            15.81             16.95         5,290     2014
                                                            11.96             15.81         6,556     2013
                                                            10.40             11.96         8,439     2012
                                                             9.99             10.40        14,831     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.46            $10.49        14,383     2020
                                                             9.12             10.46        16,421     2019
                                                            12.07              9.12        18,677     2018
                                                             9.83             12.07        18,973     2017
                                                            10.10              9.83        45,514     2016
                                                            10.05             10.10        41,657     2015
                                                            10.94             10.05        46,125     2014
                                                             9.08             10.94        47,756     2013
                                                             8.10              9.08        72,981     2012
                                                            10.25              8.10        79,350     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $34.87            $46.25            97     2020
                                                            26.44             34.87           118     2019
                                                            26.33             26.44           130     2018
                                                            20.37             26.33           144     2017
                                                            20.28             20.37           170     2016
                                                            18.64             20.28           164     2015
                                                            16.68             18.64           587     2014
                                                            12.40             16.68           713     2013
                                                            10.83             12.40           820     2012
                                                            11.46             10.83           899     2011
----------------------------------------------------------------------------------------------------------

                                     B-180

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $28.24            $42.59          1,184    2020
                                                                                   21.16             28.24              0    2019
                                                                                   21.80             21.16              0    2018
                                                                                   16.60             21.80              0    2017
                                                                                   15.92             16.60              0    2016
                                                                                   16.48             15.92              0    2015
                                                                                   17.14             16.48          7,450    2014
                                                                                   12.02             17.14              0    2013
                                                                                   10.67             12.02              0    2012
                                                                                   10.43             10.67              5    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $24.17            $32.32              0    2020
                                                                                   18.13             24.17              0    2019
                                                                                   19.64             18.13              0    2018
                                                                                   15.82             19.64              0    2017
                                                                                   16.52             15.82              0    2016
                                                                                   16.30             16.52              0    2015
                                                                                   14.42             16.30              0    2014
                                                                                   11.35             14.42              0    2013
                                                                                   10.16             11.35              0    2012
                                                                                   10.50             10.16              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $13.24            $14.89         76,777    2020
                                                                                   11.51             13.24         81,567    2019
                                                                                   12.42             11.51         99,295    2018
                                                                                   11.61             12.42        109,190    2017
                                                                                   11.27             11.61        113,620    2016
                                                                                   11.42             11.27        133,062    2015
                                                                                   10.77             11.42        134,571    2014
                                                                                    9.72             10.77        186,353    2013
                                                                                    8.84              9.72        210,432    2012
                                                                                    8.97              8.84        258,707    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $26.98            $37.14              0    2020
   Series II Shares                                                                19.77             26.98              0    2019
                                                                                   21.50             19.77              0    2018
                                                                                   17.06             21.50              0    2017
                                                                                   17.02             17.06              0    2016
                                                                                   16.31             17.02              0    2015
                                                                                   15.75             16.31              0    2014
                                                                                   11.83             15.75              0    2013
                                                                                   10.37             11.83              0    2012
                                                                                   10.48             10.37              0    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $27.57            $34.45          7,432    2020
                                                                                   21.37             27.57          1,940    2019
                                                                                   25.14             21.37          2,742    2018
                                                                                   18.79             25.14          6,518    2017
                                                                                   19.17             18.79          7,798    2016
                                                                                   18.84             19.17         12,552    2015
                                                                                   18.81             18.84         13,120    2014
                                                                                   15.09             18.81         13,117    2013
                                                                                   12.71             15.09         16,472    2012
                                                                                   14.16             12.71         22,457    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-181

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $25.65            $28.63            889
                                                                                      19.84             25.65         13,376
                                                                                      22.00             19.84         18,843
                                                                                      19.21             22.00         19,660
                                                                                      17.59             19.21         26,221
                                                                                      17.38             17.59         22,024
                                                                                      16.04             17.38         23,126
                                                                                      12.43             16.04         32,953
                                                                                      10.86             12.43         43,478
                                                                                      11.10             10.86        106,151
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $29.54            $34.68          4,308
                                                                                      23.86             29.54          4,550
                                                                                      27.18             23.86          5,802
                                                                                      24.30             27.18          6,922
                                                                                      21.04             24.30          8,620
                                                                                      22.83             21.04         14,802
                                                                                      20.83             22.83         14,938
                                                                                      15.09             20.83         28,227
                                                                                      13.07             15.09         39,317
                                                                                      13.64             13.07         53,271
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.86            $31.94              0
                                                                                      17.03             22.86              0
                                                                                      18.01             17.03              0
                                                                                      14.41             18.01              0
                                                                                      14.35             14.41              0
                                                                                      13.92             14.35              0
                                                                                      13.08             13.92              0
                                                                                       9.51             13.08              0
                                                                                      10.00              9.51              0
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $30.20            $42.09              0
                                                                                      22.55             30.20              0
                                                                                      23.91             22.55              0
                                                                                      19.18             23.91              0
                                                                                      19.15             19.18              0
                                                                                      18.63             19.15              0
                                                                                      17.55             18.63              0
                                                                                      12.79             17.55              0
                                                                                      11.49             12.79              0
                                                                                      12.51             11.49              0
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $23.44            $22.76          4,780
                                                                                      19.12             23.44          4,501
                                                                                      22.23             19.12          5,056
                                                                                      19.26             22.23          5,000
                                                                                      16.77             19.26         20,978
                                                                                      18.22             16.77          8,258
                                                                                      17.01             18.22         11,092
                                                                                      12.78             17.01         17,074
                                                                                      10.95             12.78         21,115
                                                                                      11.39             10.95         32,449
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-182

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $19.62            $21.93             0     2020
                                                                      15.50             19.62        16,350     2019
                                                                      17.43             15.50        22,911     2018
                                                                      15.69             17.43        22,485     2017
                                                                      14.50             15.69        26,866     2016
                                                                      15.68             14.50           598     2015
                                                                      14.77             15.68           574     2014
                                                                      11.64             14.77           646     2013
                                                                      10.42             11.64           707     2012
                                                                      10.62             10.42         1,596     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.69            $17.97             0     2020
                                                                      14.17             16.69             0     2019
                                                                      16.00             14.17             0     2018
                                                                      14.71             16.00           373     2017
                                                                      13.05             14.71         5,439     2016
                                                                      13.65             13.05         5,681     2015
                                                                      12.79             13.65         5,642     2014
                                                                      10.43             12.79         9,478     2013
                                                                       9.46             10.43         3,980     2012
                                                                       9.76              9.46         5,291     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $20.54            $22.92         2,228     2020
                                                                      16.32             20.54         7,028     2019
                                                                      19.61             16.32         9,148     2018
                                                                      16.28             19.61        10,380     2017
                                                                      16.70             16.28         9,008     2016
                                                                      17.47             16.70        20,563     2015
                                                                      17.78             17.47        14,646     2014
                                                                      15.26             17.78        18,968     2013
                                                                      13.49             15.26        23,092     2012
                                                                      14.78             13.49        25,126     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $15.58            $16.11         4,181     2020
                                                                      12.20             15.58         3,846     2019
                                                                      15.42             12.20         4,004     2018
                                                                      13.40             15.42         4,640     2017
                                                                      11.57             13.40         5,358     2016
                                                                      13.20             11.57         7,778     2015
                                                                      12.64             13.20        10,926     2014
                                                                       9.66             12.64        11,924     2013
                                                                       8.37              9.66        13,659     2012
                                                                       8.83              8.37        25,039     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.29            $13.22         4,736     2020
                                                                      11.50             12.29        11,005     2019
                                                                      12.06             11.50        12,918     2018
                                                                      11.85             12.06        14,649     2017
                                                                      11.56             11.85        17,445     2016
                                                                      12.08             11.56         6,616     2015
                                                                      11.92             12.08        26,555     2014
                                                                      13.27             11.92        34,467     2013
                                                                      12.59             13.27        31,610     2012
                                                                      11.47             12.59        41,044     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-183

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $26.29            $30.87            332    2020
                                                                               20.82             26.29            454    2019
                                                                               22.73             20.82            592    2018
                                                                               20.34             22.73            840    2017
                                                                               16.79             20.34          1,314    2016
                                                                               18.35             16.79          1,890    2015
                                                                               17.80             18.35          1,917    2014
                                                                               12.76             17.80          3,186    2013
                                                                               11.48             12.76          3,996    2012
                                                                               12.01             11.48          6,546    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $21.82            $22.09             10    2020
                                                                               18.00             21.82          3,408    2019
                                                                               19.96             18.00          4,559    2018
                                                                               18.83             19.96          5,887    2017
                                                                               16.29             18.83         12,260    2016
                                                                               17.69             16.29            497    2015
                                                                               16.44             17.69            689    2014
                                                                               12.17             16.44          1,143    2013
                                                                               10.89             12.17          1,708    2012
                                                                               11.42             10.89          5,308    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $19.35            $22.92         72,579    2020
                                                                               16.74             19.35         77,031    2019
                                                                               18.46             16.74         80,384    2018
                                                                               16.54             18.46         85,551    2017
                                                                               16.23             16.54         92,189    2016
                                                                               16.70             16.23        352,389    2015
                                                                               16.69             16.70        351,406    2014
                                                                               14.87             16.69        357,607    2013
                                                                               13.77             14.87        372,034    2012
                                                                               14.56             13.77        133,489    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $31.19            $43.90              0    2020
                                                                               24.01             31.19              0    2019
                                                                               23.81             24.01              0    2018
                                                                               18.77             23.81              0    2017
                                                                               17.78             18.77              0    2016
                                                                               17.67             17.78              0    2015
                                                                               15.80             17.67              0    2014
                                                                               12.05             15.80              0    2013
                                                                               10.69             12.05              0    2012
                                                                               10.65             10.69              0    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.86            $21.83         20,344    2020
                                                                               13.04             16.86          9,898    2019
                                                                               13.61             13.04         12,479    2018
                                                                               10.42             13.61         21,872    2017
                                                                               10.00             10.42         10,540    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.12            $12.95         11,428    2020
                                                                                9.87             12.12         10,925    2019
                                                                               12.09              9.87         11,686    2018
                                                                                9.68             12.09         13,563    2017
                                                                               10.00              9.68         15,910    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-184

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $13.33            $13.35          3,871    2020
                                                                       12.69             13.33          7,564    2019
                                                                       12.94             12.69         10,880    2018
                                                                       12.74             12.94          6,371    2017
                                                                       11.92             12.74          7,677    2016
                                                                       12.26             11.92         10,095    2015
                                                                       12.42             12.26         20,032    2014
                                                                       12.19             12.42         25,815    2013
                                                                       11.57             12.19         19,917    2012
                                                                       11.49             11.57          1,482    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $20.81            $21.54            988    2020
                                                                       18.58             20.81            915    2019
                                                                       19.60             18.58            915    2018
                                                                       18.74             19.60          1,492    2017
                                                                       16.67             18.74          1,460    2016
                                                                       17.46             16.67          1,694    2015
                                                                       17.37             17.46          2,355    2014
                                                                       16.58             17.37          2,552    2013
                                                                       14.78             16.58          2,870    2012
                                                                       14.35             14.78          4,183    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $34.37            $43.34          1,705    2020
                                                                       26.23             34.37            594    2019
                                                                       25.80             26.23          1,101    2018
                                                                       20.54             25.80            287    2017
                                                                       20.24             20.54            317    2016
                                                                       19.42             20.24            328    2015
                                                                       18.08             19.42            357    2014
                                                                       13.19             18.08            701    2013
                                                                       11.49             13.19          1,460    2012
                                                                       13.53             11.49         24,774    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $18.04            $20.28         24,781    2020
                                                                       15.57             18.04         26,385    2019
                                                                       16.81             15.57         30,463    2018
                                                                       15.06             16.81         33,667    2017
                                                                       14.92             15.06         38,969    2016
                                                                       15.21             14.92         47,152    2015
                                                                       14.68             15.21         53,207    2014
                                                                       12.97             14.68         68,471    2013
                                                                       11.77             12.97         92,270    2012
                                                                       12.34             11.77        146,043    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $20.39            $24.44         14,150    2020
                                                                       16.74             20.39         14,959    2019
                                                                       17.85             16.74         15,851    2018
                                                                       15.66             17.85         15,705    2017
                                                                       14.91             15.66         17,731    2016
                                                                       15.14             14.91         15,301    2015
                                                                       14.02             15.14         19,779    2014
                                                                       11.97             14.02         25,713    2013
                                                                       10.63             11.97         67,073    2012
                                                                       11.26             10.63         68,207    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-185

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $30.97            $39.59           928     2020
                                                                         24.04             30.97         3,393     2019
                                                                         26.23             24.04         4,511     2018
                                                                         21.98             26.23         9,765     2017
                                                                         20.79             21.98         8,818     2016
                                                                         21.09             20.79        36,150     2015
                                                                         19.25             21.09        37,126     2014
                                                                         14.97             19.25        57,242     2013
                                                                         13.14             14.97        73,342     2012
                                                                         13.77             13.14         2,234     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $31.71            $41.50             0     2020
                                                                         24.89             31.71             0     2019
                                                                         26.74             24.89             0     2018
                                                                         22.06             26.74             0     2017
                                                                         21.89             22.06             0     2016
                                                                         22.08             21.89             0     2015
                                                                         20.33             22.08             0     2014
                                                                         14.98             20.33             0     2013
                                                                         12.48             14.98             0     2012
                                                                         13.08             12.48             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.89            $22.87        18,055     2020
                                                                         17.55             21.89         5,908     2019
                                                                         19.55             17.55         7,473     2018
                                                                         17.68             19.55         8,971     2017
                                                                         15.30             17.68         3,077     2016
                                                                         16.28             15.30        23,209     2015
                                                                         15.29             16.28        33,234     2014
                                                                         12.19             15.29        47,618     2013
                                                                         10.61             12.19        58,918     2012
                                                                         10.74             10.61        22,553     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $24.96            $26.36             0     2020
                                                                         19.61             24.96             0     2019
                                                                         22.00             19.61             0     2018
                                                                         19.22             22.00             0     2017
                                                                         16.91             19.22             0     2016
                                                                         17.68             16.91             0     2015
                                                                         16.34             17.68             0     2014
                                                                         12.49             16.34             0     2013
                                                                         10.77             12.49             0     2012
                                                                         10.82             10.77             0     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $32.20            $53.18         5,587     2020
                                                                         23.35             32.20           991     2019
                                                                         21.21             23.35         1,609     2018
                                                                         16.10             21.21         1,431     2017
                                                                         16.39             16.10         1,580     2016
                                                                         15.86             16.39        19,322     2015
                                                                         14.43             15.86         8,819     2014
                                                                         10.69             14.43        12,089     2013
                                                                         10.00             10.69        15,830     2012
-----------------------------------------------------------------------------------------------------------------------

                                     B-186

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $31.29            $44.09           873     2020
                                                                  23.80             31.29         1,133     2019
                                                                  24.35             23.80         1,262     2018
                                                                  18.40             24.35         1,347     2017
                                                                  18.65             18.40         1,761     2016
                                                                  17.77             18.65         2,231     2015
                                                                  16.31             17.77         6,760     2014
                                                                  12.22             16.31         7,710     2013
                                                                  10.88             12.22         9,361     2012
                                                                  11.09             10.88        10,645     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.21            $14.15        18,471     2020
                                                                  12.30             13.21        19,761     2019
                                                                  12.64             12.30        23,466     2018
                                                                  12.38             12.64        45,511     2017
                                                                  12.07             12.38        55,330     2016
                                                                  12.40             12.07        59,932     2015
                                                                  11.97             12.40        36,189     2014
                                                                  12.45             11.97        55,420     2013
                                                                  12.01             12.45        60,927     2012
                                                                  11.43             12.01         2,199     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $31.39            $36.31         2,162     2020
                                                                  25.96             31.39         6,221     2019
                                                                  31.04             25.96         7,641     2018
                                                                  26.24             31.04         9,278     2017
                                                                  23.88             26.24        12,059     2016
                                                                  24.73             23.88        14,054     2015
                                                                  23.77             24.73        25,317     2014
                                                                  17.82             23.77        29,964     2013
                                                                  15.85             17.82        39,140     2012
                                                                  18.11             15.85        16,830     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $23.00            $24.38             0     2020
                                                                  17.47             23.00             0     2019
                                                                  21.58             17.47             0     2018
                                                                  18.46             21.58             0     2017
                                                                  17.21             18.46             0     2016
                                                                  18.12             17.21             0     2015
                                                                  17.33             18.12             0     2014
                                                                  13.56             17.33             0     2013
                                                                  10.87             13.56             0     2012
                                                                  12.18             10.87             0     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.56            $14.88             0     2020
                                                                  11.53             13.56             0     2019
                                                                  13.00             11.53             0     2018
                                                                  11.83             13.00           153     2017
                                                                  10.65             11.83           253     2016
                                                                  11.57             10.65           258     2015
                                                                  11.46             11.57           251     2014
                                                                   9.43             11.46           239     2013
                                                                   8.33              9.43         4,984     2012
                                                                   8.62              8.33         7,340     2011
----------------------------------------------------------------------------------------------------------------

                                     B-187

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $18.70            $18.48         58,607    2020
                                                                        16.41             18.70         63,795    2019
                                                                        17.48             16.41         74,666    2018
                                                                        16.24             17.48         88,356    2017
                                                                        14.51             16.24         98,540    2016
                                                                        15.90             14.51        124,287    2015
                                                                        15.49             15.90        132,325    2014
                                                                        13.85             15.49        170,362    2013
                                                                        12.52             13.85        288,667    2012
                                                                        12.46             12.52        401,637    2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $18.96            $17.67            275    2020
                                                                        15.76             18.96            222    2019
                                                                        17.66             15.76            224    2018
                                                                        16.60             17.66            461    2017
                                                                        14.57             16.60            437    2016
                                                                        15.62             14.57            502    2015
                                                                        14.86             15.62            489    2014
                                                                        11.80             14.86            896    2013
                                                                        10.52             11.80          1,667    2012
                                                                        10.84             10.52         27,755    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.26            $12.73              0    2020
                                                                        10.85             12.26              0    2019
                                                                        12.98             10.85              0    2018
                                                                        11.16             12.98              0    2017
                                                                        10.37             11.16              0    2016
                                                                        11.30             10.37              0    2015
                                                                        11.84             11.30              0    2014
                                                                         9.22             11.84              0    2013
                                                                         7.76              9.22              0    2012
                                                                         8.50              7.76              0    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.05            $ 8.91         40,269    2020
                                                                         9.05              9.05         64,274    2019
                                                                         9.09              9.05         99,649    2018
                                                                         9.22              9.09        166,355    2017
                                                                         9.39              9.22         50,182    2016
                                                                         9.56              9.39         75,522    2015
                                                                         9.74              9.56         69,902    2014
                                                                         9.92              9.74         82,332    2013
                                                                        10.00              9.92         77,778    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $24.78            $26.37          2,116    2020
                                                                        19.20             24.78          2,083    2019
                                                                        21.85             19.20          2,389    2018
                                                                        20.04             21.85          2,396    2017
                                                                        17.98             20.04          2,928    2016
                                                                        20.19             17.98          3,457    2015
                                                                        18.11             20.19          3,855    2014
                                                                        13.88             18.11          4,303    2013
                                                                        11.94             13.88          4,992    2012
                                                                        12.99             11.94          7,792    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-188

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $27.51            $30.79         32,920    2020
                                                                        22.92             27.51         33,742    2019
                                                                        23.26             22.92         45,736    2018
                                                                        20.06             23.26         99,511    2017
                                                                        19.59             20.06        114,054    2016
                                                                        19.87             19.59        126,509    2015
                                                                        18.71             19.87        105,564    2014
                                                                        15.91             18.71        114,227    2013
                                                                        14.30             15.91        151,959    2012
                                                                        14.37             14.30        178,329    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $42.07            $57.41            125    2020
                                                                        31.32             42.07            151    2019
                                                                        31.37             31.32            177    2018
                                                                        24.59             31.37            286    2017
                                                                        24.57             24.59          6,000    2016
                                                                        22.37             24.57          7,452    2015
                                                                        21.01             22.37          8,546    2014
                                                                        16.35             21.01         12,437    2013
                                                                        13.45             16.35         15,884    2012
                                                                        14.73             13.45         15,772    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $20.92            $23.82              0    2020
                                                                        16.82             20.92              0    2019
                                                                        20.20             16.82              0    2018
                                                                        15.73             20.20              0    2017
                                                                        17.18             15.73              0    2016
                                                                        19.19             17.18              0    2015
                                                                        22.25             19.19              0    2014
                                                                        19.83             22.25              0    2013
                                                                        17.86             19.83              0    2012
                                                                        26.89             17.86              0    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $27.17            $31.40            178    2020
                                                                        22.19             27.17            220    2019
                                                                        24.73             22.19            267    2018
                                                                        21.72             24.73          1,343    2017
                                                                        21.92             21.72          1,422    2016
                                                                        22.78             21.92          1,471    2015
                                                                        19.33             22.78          1,544    2014
                                                                        13.36             19.33          4,289    2013
                                                                        11.49             13.36          5,234    2012
                                                                        11.46             11.49          8,626    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.36            $21.48         14,061    2020
                                                                        15.79             20.36         15,689    2019
                                                                        16.93             15.79         16,568    2018
                                                                        14.49             16.93         16,194    2017
                                                                        12.86             14.49         16,498    2016
                                                                        13.72             12.86         18,434    2015
                                                                        12.31             13.72         19,256    2014
                                                                         9.98             12.31         21,929    2013
                                                                         8.92              9.98         23,822    2012
                                                                         8.43              8.92         35,691    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-189

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.37            $13.82            379    2020
                                                                     10.57             13.37            369    2019
                                                                     11.82             10.57            388    2018
                                                                     10.49             11.82          1,907    2017
                                                                      9.46             10.49          2,589    2016
                                                                      9.92              9.46          3,772    2015
                                                                     10.00              9.92          3,858    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $29.13            $32.48              0    2020
                                                                     22.62             29.13              0    2019
                                                                     24.44             22.62              0    2018
                                                                     20.24             24.44              0    2017
                                                                     19.04             20.24              0    2016
                                                                     19.40             19.04              0    2015
                                                                     17.86             19.40              0    2014
                                                                     13.81             17.86              0    2013
                                                                     11.84             13.81              0    2012
                                                                     12.36             11.84              0    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $34.39            $49.14            529    2020
                                                                     24.80             34.39            671    2019
                                                                     25.71             24.80            789    2018
                                                                     20.74             25.71            862    2017
                                                                     19.42             20.74            953    2016
                                                                     20.22             19.42          1,031    2015
                                                                     22.27             20.22          2,027    2014
                                                                     16.07             22.27          1,886    2013
                                                                     13.54             16.07          2,427    2012
                                                                     15.41             13.54          3,689    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $18.31            $19.68         32,460    2020
                                                                     15.53             18.31         43,046    2019
                                                                     16.81             15.53         45,817    2018
                                                                     15.29             16.81         51,417    2017
                                                                     14.32             15.29         61,321    2016
                                                                     14.67             14.32         80,683    2015
                                                                     13.81             14.67        106,158    2014
                                                                     11.85             13.81        128,543    2013
                                                                     10.88             11.85        140,704    2012
                                                                     10.91             10.88        211,510    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $38.24            $39.64             80    2020
                                                                     31.22             38.24             80    2019
                                                                     31.55             31.22             80    2018
                                                                     28.08             31.55            230    2017
                                                                     25.72             28.08            230    2016
                                                                     30.74             25.72            231    2015
                                                                     27.84             30.74            231    2014
                                                                     23.60             27.84            232    2013
                                                                     21.24             23.60            233    2012
                                                                     20.32             21.24            233    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.13            $20.55            608    2020
   Service Class Shares                                              12.50             17.13            503    2019
                                                                     12.67             12.50            592    2018
                                                                     10.07             12.67            630    2017
                                                                      9.70             10.07            719    2016
                                                                     10.00              9.70            721    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-190

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $15.09            $15.98              0    2020
                                                                              13.75             15.09              0    2019
                                                                              14.82             13.75              0    2018
                                                                              13.32             14.82              0    2017
                                                                              12.02             13.32              0    2016
                                                                              13.48             12.02              0    2015
                                                                              13.68             13.48              0    2014
                                                                              13.92             13.68              0    2013
                                                                              12.35             13.92              0    2012
                                                                              12.35             12.35              0    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $20.04            $20.80          4,941    2020
                                                                              17.80             20.04          7,407    2019
                                                                              18.63             17.80          7,099    2018
                                                                              17.80             18.63          7,015    2017
                                                                              16.13             17.80          8,511    2016
                                                                              16.71             16.13         22,357    2015
                                                                              16.47             16.71         18,070    2014
                                                                              15.87             16.47         17,840    2013
                                                                              14.15             15.87         18,155    2012
                                                                              13.95             14.15         31,673    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $20.22            $23.30          6,434    2020
                                                                              18.18             20.22          5,073    2019
                                                                              18.98             18.18          4,889    2018
                                                                              17.74             18.98          4,554    2017
                                                                              17.96             17.74          5,787    2016
                                                                              18.55             17.96          1,170    2015
                                                                              15.24             18.55          2,258    2014
                                                                              17.84             15.24          3,657    2013
                                                                              17.40             17.84          3,982    2012
                                                                              13.87             17.40          5,195    2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.80            $11.93         40,478    2020
                                                                              11.56             11.80         25,124    2019
                                                                              11.74             11.56         24,318    2018
                                                                              11.80             11.74         26,755    2017
                                                                              11.85             11.80         29,462    2016
                                                                              12.04             11.85         48,118    2015
                                                                              12.16             12.04         95,080    2014
                                                                              12.41             12.16        113,584    2013
                                                                              11.94             12.41        110,638    2012
                                                                              12.04             11.94        147,159    2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.77            $16.82         25,992    2020
                                                                              14.83             15.77         29,599    2019
                                                                              15.19             14.83         33,785    2018
                                                                              14.76             15.19         54,864    2017
                                                                              14.64             14.76         63,941    2016
                                                                              14.85             14.64         80,640    2015
                                                                              14.51             14.85         70,456    2014
                                                                              15.08             14.51         93,934    2013
                                                                              14.02             15.08         89,173    2012
                                                                              13.79             14.02        117,876    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-191

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $43.08            $61.30             0     2020
                                                                32.07             43.08             0     2019
                                                                33.28             32.07             0     2018
                                                                25.86             33.28             0     2017
                                                                24.86             25.86             0     2016
                                                                23.40             24.86             0     2015
                                                                20.30             23.40             0     2014
                                                                15.36             20.30             0     2013
                                                                13.40             15.36             0     2012
                                                                13.37             13.40             0     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.66            $13.30         1,801     2020
                                                                11.88             12.66         1,695     2019
                                                                12.27             11.88         1,766     2018
                                                                12.11             12.27         1,976     2017
                                                                11.98             12.11         2,163     2016
                                                                12.26             11.98         2,421     2015
                                                                11.88             12.26         5,261     2014
                                                                12.27             11.88         6,290     2013
                                                                11.83             12.27         6,507     2012
                                                                11.24             11.83        10,931     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $31.11            $40.80             0     2020
                                                                23.08             31.11             0     2019
                                                                24.16             23.08             0     2018
                                                                19.18             24.16             0     2017
                                                                19.07             19.18             0     2016
                                                                18.81             19.07             0     2015
                                                                16.80             18.81             0     2014
                                                                12.69             16.80             0     2013
                                                                10.70             12.69             0     2012
                                                                10.85             10.70             0     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $36.12            $33.60         1,582     2020
                                                                29.17             36.12         1,468     2019
                                                                31.53             29.17         1,947     2018
                                                                30.35             31.53         2,701     2017
                                                                28.63             30.35         3,353     2016
                                                                27.90             28.63         4,369     2015
                                                                21.55             27.90         4,567     2014
                                                                21.40             21.55        10,941     2013
                                                                18.67             21.40         4,033     2012
                                                                17.31             18.67         5,348     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $28.58            $33.08            72     2020
                                                                22.22             28.58            75     2019
                                                                23.77             22.22            85     2018
                                                                19.93             23.77            86     2017
                                                                18.19             19.93            91     2016
                                                                18.34             18.19            99     2015
                                                                16.49             18.34            99     2014
                                                                12.73             16.49           660     2013
                                                                11.21             12.73           837     2012
                                                                11.23             11.21           866     2011
--------------------------------------------------------------------------------------------------------------

                                     B-192

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $28.28            $31.79             312   2020
                                                             22.85             28.28             343   2019
                                                             25.78             22.85             379   2018
                                                             23.30             25.78             596   2017
                                                             19.18             23.30             695   2016
                                                             20.38             19.18           1,009   2015
                                                             20.01             20.38           3,373   2014
                                                             14.90             20.01           3,703   2013
                                                             13.25             14.90           4,619   2012
                                                             13.09             13.25           6,720   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $17.33            $18.11         714,610   2020
                                                             15.25             17.33         807,655   2019
                                                             16.59             15.25         901,952   2018
                                                             14.62             16.59       1,016,238   2017
                                                             14.01             14.62       1,240,637   2016
                                                             14.43             14.01       1,431,286   2015
                                                             13.96             14.43       1,726,139   2014
                                                             12.38             13.96       2,172,431   2013
                                                             11.21             12.38       2,706,497   2012
                                                             11.75             11.21       4,027,001   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $14.73            $15.34          10,273   2020
                                                             12.98             14.73          10,462   2019
                                                             14.16             12.98          13,323   2018
                                                             12.52             14.16          35,124   2017
                                                             12.02             12.52          39,448   2016
                                                             12.42             12.02          63,850   2015
                                                             12.04             12.42          71,560   2014
                                                             10.70             12.04         103,569   2013
                                                              9.71             10.70         136,324   2012
                                                             10.21              9.71         199,427   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $26.67            $32.10               0   2020
                                                             20.62             26.67               0   2019
                                                             21.75             20.62               0   2018
                                                             18.48             21.75               0   2017
                                                             17.22             18.48               0   2016
                                                             17.96             17.22               0   2015
                                                             16.23             17.96               0   2014
                                                             12.35             16.23               0   2013
                                                             10.86             12.35               0   2012
                                                             11.40             10.86               0   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $32.64            $41.78              75   2020
                                                             25.90             32.64              87   2019
                                                             28.00             25.90              98   2018
                                                             21.98             28.00              97   2017
                                                             22.12             21.98             110   2016
                                                             21.29             22.12             108   2015
                                                             20.33             21.29             113   2014
                                                             16.01             20.33             711   2013
                                                             14.75             16.01             887   2012
                                                             15.74             14.75             877   2011
-----------------------------------------------------------------------------------------------------------

                                     B-193

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $35.90            $54.81           841     2020
                                                          27.54             35.90         1,223     2019
                                                          28.39             27.54         1,450     2018
                                                          21.25             28.39         1,585     2017
                                                          21.93             21.25         1,963     2016
                                                          20.12             21.93         1,914     2015
                                                          18.71             20.12         2,198     2014
                                                          13.90             18.71         2,427     2013
                                                          12.24             13.90         2,933     2012
                                                          12.48             12.24         3,116     2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $11.83            $12.98         3,946     2020
                                                          10.93             11.83         8,462     2019
                                                          13.65             10.93        10,080     2018
                                                          13.98             13.65         8,918     2017
                                                          11.41             13.98         6,697     2016
                                                          16.34             11.41         5,134     2015
                                                          20.76             16.34         3,863     2014
                                                          19.27             20.76         3,939     2013
                                                          20.22             19.27         4,192     2012
                                                          25.55             20.22           264     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $33.11            $46.54             0     2020
                                                          24.62             33.11             0     2019
                                                          25.02             24.62             0     2018
                                                          18.94             25.02             0     2017
                                                          19.19             18.94             0     2016
                                                          19.29             19.19             0     2015
                                                          18.93             19.29             0     2014
                                                          13.79             18.93             0     2013
                                                          11.67             13.79             0     2012
                                                          12.58             11.67             0     2011
--------------------------------------------------------------------------------------------------------

                                     B-194

Statement of Additional Information


   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                                                     State  Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and
Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee
Account, or both. Each Subaccount of the Separate Account invests in shares of
Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Global Real Estate Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

American Century Variable Portfolios, Inc.:
VP Disciplined Core Value Fund -- Class I (formerly, VP Income & Growth Fund --
  Class I)
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BNY Mellon:
BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/
BNY Mellon Variable Investment Fund -- Government Money Market Portfolio

                                      1

/1/ BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Deutsche DWS Variable Series I:
DWS Capital Growth VIP -- Class B Shares

Deutsche DWS Variable Series II:
DWS CROCI(R) U.S. VIP -- Class B Shares
DWS Small Mid Cap Value VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Income Portfolio -- Service Class Shares (formerly, MFS(R) Strategic
  Income Portfolio -- Service Class Shares)
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return
    V.I.S. Fund are not available for contracts issued on or after May 1, 2006.
    The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

                                      2

amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      3


   Transfers from the Guarantee Account to the Subaccounts.  53
   Transfers from the Subaccounts to the Guarantee Account.  53


                                      4


       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)................................................    97
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of


                                      5


Table of Contents for Statement of Additional Information

                                      6

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement
Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the
Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit
Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the
date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date.
For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the
Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and
Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred
Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total
Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income
Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee
Account is not part of and does not depend on the investment performance of the
Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income
Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed
Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum
Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed
Withdrawal Advantage is not available for contracts issued on or after May 1,
2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

                                      7

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income
Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal
Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of
Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model
required for the Payment Protection Rider Options and the Guaranteed Minimum
Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum
Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum
Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income
Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime
Income Plus 2007 is not available for contracts issued on or after September 8,
2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed
Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with
Commutation Immediate and Deferred Variable Annuity Rider, which is one of the
Payment Protection Rider Options discussed in this prospectus. Payment
Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection
Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime
Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or
Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For
Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The
Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

                                      8

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal
Benefit Rider Options.

                                      9

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received Percentage of the Purchase
                                                   the Purchase Payment    Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge.
 The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross
   Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                                      10

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1,
2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                      11

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/
  (as a percentage of your Contract Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for
   Lifetime Income Plus are for those contracts that reset their Withdrawal
   Base on or after July 15, 2019. The current and maximum charges for Lifetime
   Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after
   September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their
   Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their
   Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
   with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal
 Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract
 Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

                                      12

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime
    Income Plus 2008 for those contracts that have not reset their Withdrawal
    Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
    2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their
    Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                      13

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime
    Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime
    Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus
    Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the
 Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You
 may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5%
 Rollup Death Benefit Rider together or in any combination. The Earnings
 Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may
 not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

                                      14

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April
29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/4 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus/3/                      1.25%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/5/ (as a percentage of your Contract Value at the time the charge is taken)/6/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/7/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income
   Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are 0.60% (current charge) and 2.00% (maximum charge), calculated as a percentage of average daily net assets in the Separate
   Account.

/4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
  Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/6/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/7/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual
  Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal
  Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account
  Annual Expenses for the maximum charges assume that the owner elects the
  Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

                                      15

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1,
2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not
   available for contracts issued on or after September 2, 2003 as a Funding
   Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding
   Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual
   Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal
   Advantage. The Maximum Total Separate Account Annual Expenses for the
   maximum charges assume that the owner elects the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed
   Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                                      16

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.56%   1.36%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, subject to possible adjustment for material changes.
   Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.26% and 1.29%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      17

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus 2008 with the Principal Protection Death
     Benefit or Lifetime Income Plus Solution with the Principal Protection
     Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,132      $2,341      $3,503       $6,439

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $481       $1,698      $2,956       $6,293

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $597       $1,820      $3,084       $6,439

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value); and

  .  for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death
     Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from
     Contract Value); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be

                                      18

higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,070      $2,124      $3,084       $5,242

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $481       $1,540      $2,592       $5,193

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $532       $1,590      $2,641       $5,242

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value);

  .  a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option
     (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  .  elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,026      $1,999      $2,885       $4,884

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $383       $1,354      $2,329       $4,781

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $484       $1,456      $2,431       $4,884

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return

                                      19

may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value);

  .  a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal
     Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  .  a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up
     and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the
Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income
Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS
Subaccount(s) will be made in accordance with the terms of Guaranteed Income
Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider
Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed
Income Advantage," and the "Income Payments -- Payment Protection Rider
Options" provisions of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the
Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the
"Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial withdrawal or totally surrender your contract

                                      20

before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender
Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45%
against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other
Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start
Date and the Annuity Commencement Date if Guaranteed Income Advantage or
Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments"
provision of this prospectus.

What happens if I die before the Annuity Commencement Date?  Before the Annuity
Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or
Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement
Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee
Account" provisions of this prospectus. In addition, if you elect one of the
Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal
Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income
Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the
Investment Strategy as outlined in your rider. Contract owners that own
Lifetime Income Plus 2008 or Lifetime

                                      21

Income Plus Solution must always allocate assets in accordance with the
Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed
Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA)
and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS
Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income
Advantage" provision of this prospectus. If you elect one of the Guaranteed
Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider
Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals --  Guaranteed Minimum
Withdrawal Benefit Rider Options," and the "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract?  Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return
Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract?  We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options.   Five Guaranteed Minimum Withdrawal Benefit
Rider Options are discussed in this prospectus: Guaranteed Withdrawal
Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime
Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution
provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal
Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the
Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the
Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit.
Please see the "Surrenders and Partial Withdrawals --  Guaranteed Minimum
Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS
Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Guaranteed

                                      22

Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options.  We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death
Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options?  Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the
Company's General Account and our long-term ability to make payments. See the
"Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the
Portfolios you choose. For contract owners that have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution), all purchase payments must be allocated in accordance with the
Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus
2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed
Income Advantage, purchase payments may not be allocated directly to the GIS
Subaccount(s), but must be made pursuant to scheduled transfers from all other
Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase
Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income
Advantage," and the "Income Payments -- Payment Protection Rider Options"
provisions of this prospectus.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the
Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply.
All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters"
provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad

                                      23

Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in

                                      24

higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations. While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the
COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on the SEC's website at
www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed
Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own
Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The

                                      25

assets of each Portfolio are separate from other portfolios of a Fund and each
Portfolio has separate investment objectives and policies. As a result, each
Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other
Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                      26

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income
Advantage, you may not allocate purchase payments directly to the GIS
Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments --
Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and
Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment
Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum
Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection
Rider Options" provisions of this prospectus.

                                                                                                Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                  Investment Objective                as applicable)
                         -------------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy          Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B                 total return consistent with
                                                              the Adviser's determination
                                                              of reasonable risk.
                         -------------------------------------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Capital Appreciation    The Fund seeks capital         Invesco Advisers, Inc.
                         Fund -- Series II shares (formerly,  appreciation.
                         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund --
                         Series II Shares)
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Real Estate      Total return through growth    Invesco Advisers, Inc. (subadvised
                         Fund -- Series II shares             of capital and current income. by Invesco Asset Management
                                                                                             Limited)
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Fund(R) --  The Fund seeks capital         Invesco Advisers, Inc.
                         Series II shares (formerly, Invesco  appreciation.
                         Oppenheimer V.I. Main Street
                         Fund(R) -- Series II)
                         -------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Small       The Fund seeks capital         Invesco Advisers, Inc.
                         Cap Fund(R) -- Series II shares      appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Small Cap
                         Fund(R) -- Series II Shares )
                         -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Disciplined Core Value Fund -     The fund seeks capital growth  American Century Investment
VARIABLE PORTFOLIOS,     Class I (formerly, VP Income &       by investing in common stock.  Management, Inc.
INC.                     Growth Fund -- Class I)              Income is a secondary
                                                              objective.
                         -------------------------------------------------------------------------------------------------------
                         VP International Fund -- Class I     The fund seeks capital growth. American Century Investment
                                                                                             Management, Inc.
                         -------------------------------------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I          The fund seeks long-term       American Century Investment
                                                              capital growth.                Management, Inc.
                         -------------------------------------------------------------------------------------------------------
                         VP Value Fund -- Class I             The fund seeks long-term       American Century Investment
                                                              capital growth. Income is a    Management, Inc.
                                                              secondary objective.
                         -------------------------------------------------------------------------------------------------------

                                      27

                                                                                            Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective               as applicable)
                         --------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term     American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           total return using a strategy  Management, Inc.
INC.                                                        that seeks to protect against
                                                            U.S. inflation.
                         --------------------------------------------------------------------------------------------------
BNY MELLON               BNY Mellon Investment Portfolios   The fund seeks investment      BNY Mellon Investment Adviser,
                         MidCap Stock Portfolio -- Initial  results that are greater than  Inc.
                         Shares                             the total return performance
                                                            of publicly traded common
                                                            stocks of medium-size
                                                            domestic companies in the
                                                            aggregate, as represented by
                                                            the Standard & Poor's MidCap
                                                            400(R) Index.
                         --------------------------------------------------------------------------------------------------
                         BNY Mellon Sustainable U.S.        The fund seeks long-term       BNY Mellon Investment Adviser,
                         Equity Portfolio, Inc. -- Initial  capital appreciation.          Inc. (subadvised by Newton
                         Shares                                                            Investment Management Limited)
                         --------------------------------------------------------------------------------------------------
                         BNY Mellon Variable Investment     The fund seeks as high a       BNY Mellon Investment Adviser,
                         Fund -- Government Money           level of current income as is  Inc.
                         Market Portfolio/1/                consistent with the
                                                            preservation of capital and
                                                            the maintenance of liquidity.
                         --------------------------------------------------------------------------------------------------
DEUTSCHE DWS VARIABLE    DWS Capital Growth VIP --          The fund seeks to provide      DWS Investment Management
SERIES I                 Class B Shares                     long-term growth of capital.   Americas, Inc.
                         --------------------------------------------------------------------------------------------------
DEUTSCHE DWS VARIABLE    DWS CROCI(R) U.S. VIP --           Seeks to achieve a high rate   DWS Investment Management
SERIES II                Class B Shares                     of total return.               Americas, Inc.
                         --------------------------------------------------------------------------------------------------
                         DWS Small Mid Cap Value VIP --     Seeks long-term capital        DWS Investment Management
                         Class B Shares                     appreciation.                  Americas, Inc.
                         --------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of     Eaton Vance Management
TRUST                                                       current income.
                         --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS       Service Class 2                    appreciation.                  Company LLC (FMR) (subadvised
FUND                                                                                       by FMR Investment Management
                                                                                           (UK) Limited (FMR UK), Fidelity
                                                                                           Management & Research
                                                                                           (Hong Kong) Limited (FMR H.K.),
                                                                                           and Fidelity Management &
                                                                                           Research (Japan) Limited (FMR
                                                                                           Japan))
                         --------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMR UK,
                         Service Class 2                    fund will also consider the    FMR H.K., and FMR Japan)
                                                            potential for capital
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                         --------------------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMR UK,
                         Service Class 2                    capital.                       FMR H.K., and FMR Japan)
                         --------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Large Cap Growth VIP      Seeks capital appreciation.    Franklin Advisers, Inc.
VARIABLE INSURANCE       Fund -- Class 2 Shares             The fund normally invests at
PRODUCTS TRUST                                              least 80% of its net assets
                                                            in investments of large
                                                            capitalization companies.
                         --------------------------------------------------------------------------------------------------
                         Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                         Fund -- Class 2 Shares             with income as a secondary
                                                            goal. The fund normally
                                                            invests primarily in U.S. and
                                                            foreign equity securities
                                                            that the manager believes are
                                                            undervalued.
                         --------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net
                        asset value per share. During extended periods of low
                        interest rates, the yield on the Government Money
                        Market Portfolio may become extremely low and possibly
                        negative.

                                      28

                                                                                                 Adviser (and Sub-Adviser(s),
                           Subaccount Investing In                 Investment Objective                as applicable)
                           ------------------------------------------------------------------------------------------------------
                           Templeton Foreign VIP Fund --       Seeks long-term capital        Templeton Investment Counsel, LLC
                           Class 2 Shares                      growth. The fund normally
                                                               invests at least 80% of its
                                                               net assets in investments of
                                                               issuers located outside the
                                                               U.S., including those in
                                                               emerging markets.
                           ------------------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --        Seeks long-term capital        Templeton Global Advisors Limited
                           Class 2 Shares                      growth. Under normal market
                                                               conditions the fund invests
                                                               primarily in equity
                                                               securities of companies
                                                               located anywhere in the
                                                               world, including developing
                                                               markets.
                           ------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core       Seeks to maximize total        JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1           return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                               intermediate- and long-term
                                                               debt securities.
                           ------------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid        Seeks capital appreciation     J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1      with the secondary goal of     Inc., an indirect, wholly-owned
                                                               achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                               investing in primarily equity
                                                               securities.
                           ------------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small      Seeks capital growth over the  J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1       long term.                     Inc., an indirect, wholly-owned
                                                                                              subsidiary of JPMorgan Chase & Co.
                           ------------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.       Seeks to provide high total    JPMorgan Investment Management
                           Equity Portfolio -- Class 1         return from a portfolio of     Inc., an indirect, wholly-owned
                                                               selected equity securities.    subsidiary of JPMorgan Chase & Co.
                           ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --       The fund's investment          Massachusetts Financial Services
INSURANCE TRUST            Service Class Shares                objective is to seek total     Company
                                                               return.
                           ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Income Portfolio -- Service  The fund's investment          Massachusetts Financial Services
TRUST II                   Class Shares (formerly, MFS(R)      objective is to seek total     Company
                           Strategic Income Portfolio --       return with an emphasis on
                           Service Class Shares)               high current income, but also
                                                               considering capital
                                                               appreciation.
                           ------------------------------------------------------------------------------------------------------
                           MFS(R) Massachusetts Investors      The fund's investment          Massachusetts Financial Services
                           Growth Stock Portfolio -- Service   objective is to seek capital   Company
                           Class Shares                        appreciation.
                           ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --             Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares         consistent with preservation   Company LLC
                                                               of capital and prudent
                                                               investment management.
                           ------------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --           Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares         consistent with preservation   Company LLC
                                                               of capital and prudent
                                                               investment management.
                           ------------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/         Seeks the highest total        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                        return, composed of current
INC.                                                           income and capital
                                                               appreciation, as is
                                                               consistent with prudent
                                                               investment risk.
                           ------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after
January 5, 2009:

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective              as applicable)
                    ------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Allocation VIP Fund --  Seeks capital appreciation, with    Franklin Advisers, Inc.
VARIABLE INSURANCE  Class 2                          income as a secondary goal.
PRODUCTS TRUST
                    ------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S Fund will be
                        available. If your contract was issued prior to May 1,
                        2006, Class 1 Shares of the Total Return V.I.S Fund are
                        available.

                                      29

                                                                         Adviser (and Sub-Adviser(s),
  Subaccount Investing In                Investment Objective                  as applicable)
  ----------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund --  Seeks to maximize income while              Franklin Advisers, Inc.
  Class 2 Shares               maintaining prospects for capital
                               appreciation. Under normal market
                               conditions, the fund invests in a
                               diversified portfolio of debt and equity
                               securities.
  ----------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing
Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all
Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

                                      30

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and
Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund --  Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2020 ranged from
0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
American Century Variable Portfolios II, Inc., Deutsche DWS Variable Series
I, Deutsche DWS Variable Series II, Eaton Vance Variable Trust, Fidelity
Variable Insurance Products Fund, Franklin Templeton Variable Insurance
Products Trust, MFS(R) Variable Insurance Trust,

                                      31

MFS(R) Variable Insurance Trust II, PIMCO Variable Insurance Trust, and State
Street Variable Insurance Series Funds, Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of
Separate Account assets invested in the particular Portfolio. Certain
Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage
Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program.
AssetMark is an investment adviser that is registered under the Investment
Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation
Program, AssetMark has developed five asset allocation models ("Asset
Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.
Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset
Allocation Model" when necessary to distinguish it from the other Asset
Allocation Models. The distinguishing features of the Build Your Own Asset
Allocation Model are discussed in the "Build Your Own Asset Allocation Model"
provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  .  Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an
     Investment Strategy. For contract owners that purchase Lifetime Income
     Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect
     Asset Allocation Model A, B, C, or D or the Build Your Own Asset
     Allocation Model (or invest in one or more of the Designated Subaccounts)
     as the Investment Strategy. A contract owner, however, may not elect Asset
     Allocation Model E. For contract owners that purchase one of the other
     Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment
     Protection Rider Options, the contract owner may elect only Asset
     Allocation Model C (or invest in one or more of the Designated
     Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own
     Asset Allocation Model are not available as Investment Strategies for these contract owners.

                                      32

  .  Contract owners that do not purchase one of the Guaranteed Minimum
     Withdrawal Benefit Rider Options or one of the Payment Protection Rider
     Options may also elect to participate in the Asset Allocation Program.
     These contract owners may choose Asset Allocation Model A, B, C, D or E.
     The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the
Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model"
provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset
Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on
AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset
Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model.
While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an
Investment Strategy, which may include one or more of the Asset Allocation
Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available
Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to
Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine
Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each
Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow)
recommendations we may make regarding what

                                      33

Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage
Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance.
This process could, in some cases, result in the inclusion of a Portfolio in a
Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model.  The Build Your Own Asset Allocation
Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation
Model to require that you invest between 20% and 80% of your assets in the
"Core" asset class, between 20% and 60% of your assets in the "Fixed Income"
asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class.
AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own
Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation
Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including
Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset
Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain
Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model
(including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).
As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation
Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is

                                      34

intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation
Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed
Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment
Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total
Contract Value is no longer invested in accordance with the prescribed
Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus
Solution, you must transfer your Contract Value to one or more of the
Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset
Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to
Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation
Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider
Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a
"self-directed portfolio"), you have terminated your advisory relationship with
AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a
Model, you are considered to have elected to reject all future changes in the
Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset
Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from
AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum
Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as
discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your
Contract Value (and subsequent purchase payments, if applicable) to Asset
Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime
Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset
Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider
Options or one of the Payment Protection Rider Options, you must choose Asset
Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

                                      35

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed
Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider
Options, whether you should transfer your Contract Value to one or more of the
Designated Subaccounts) to reflect any changes in your personal circumstances.
Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated
Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract
Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
Model. This monthly rebalancing takes account of:

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount performance; and

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount transfers, withdrawals (particularly if taken from specific
     Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your
Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your
Contract Value could be better or worse by participating in an Asset Allocation
Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of
Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are

                                      36

based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying
Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.
These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset
Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a
Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

                                      37

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B,
C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

                                      38

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 23, 2021

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      2%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS Capital Growth VIP -- Class B Shares               2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Large Cap Growth VIP Fund -- Class 2 Shares            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Disciplined Core Value Fund -- Class 1      2%      6%      7%      9%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       2%      9%     13%     15%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                                 shares                                                          1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%      5%      8%     11%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               2%      4%      6%      8%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     37%     25%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      18%     14%      9%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        5%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    4%
--------------------------------------------------------------------
Deutsche DWS Capital Growth VIP -- Class B Shares               7%
--------------------------------------------------------------------
Franklin Large Cap Growth VIP Fund -- Class 2 Shares            3%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class 1     12%
--------------------------------------------------------------------
Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                4%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      22%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     3%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        13%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I              10%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      39

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 23, 2021

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco V.I. Main Street Fund(R) -- Series II shares            5%      9%     15%     20%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     15%     20%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP International Fund -- Class I               1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 DWS Capital Growth VIP -- Class B Shares                        0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
                                 Shares                                                          0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Invesco V.I. American Franchise Fund -- Series I shares         0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Invesco V.I. Capital Appreciation Fund -- Series II shares      0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Disciplined Core Value Fund -- Class I      1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Value Fund -- Class I                       1%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 DWS CROCI(R) U.S. VIP -- Class B Shares                         0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2      3%      6%      9%     12%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
                                 Class 2 Shares                                                  0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
                                 2 Shares                                                        0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        24%     18%     12%      6%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                   24%     18%     12%      6%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      24%     17%     12%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    6%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        2%      2%      1%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           24%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      25%
--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               3%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    2%
--------------------------------------------------------------------
DWS Capital Growth VIP -- Class B Shares                        2%
--------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      2%
--------------------------------------------------------------------
Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
Shares                                                          2%
--------------------------------------------------------------------
Invesco V.I. American Franchise Fund -- Series I shares         2%
--------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund -- Series II shares      2%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       3%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class I      3%
--------------------------------------------------------------------
American Century VP Value Fund -- Class I                       2%
--------------------------------------------------------------------
DWS CROCI(R) U.S. VIP -- Class B Shares                         2%
--------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2     14%
--------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
Class 2 Shares                                                  2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
2 Shares                                                        2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     2%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      40

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Disciplined Core     American Century VP Ultra(R)/ /Fund --
 Value Fund -- Class I                    Class I
American Century VP Value Fund --        BNY Mellon Investment Portfolios --
 Class I                                  MidCap Stock Portfolio -- Initial
BNY Mellon Sustainable U.S. Equity        Shares
 Portfolio, Inc. -- Initial Shares       Deutsche DWS Capital Growth VIP --
Deutsche DWS CROCI(R) U.S. VIP -- Class   Class B Shares
 B Shares                                Deutsche DWS Small Mid Cap Value VIP --
Fidelity(R)/ /VIP Contrafund(R)/          Class B Shares
 /Portfolio -- Service Class 2           Eaton Vance VT Floating-Rate Income Fund
Fidelity(R)/ /VIP Equity-Income          Fidelity(R) VIP Mid Cap Portfolio --
 Portfolio -- Service Class 2             Service Class 2
Franklin Templeton VIP Franklin Large    Invesco V.I. Global Real Estate Fund --
 Cap Growth VIP Fund -- Class 2 Shares    Series II shares
Franklin Templeton VIP Franklin Mutual   Invesco V.I. Main Street Small Cap
 Shares VIP Fund -- Class 2 Shares        Fund(R) -- Series II shares
Franklin Templeton VIP Templeton         MFS(R) VIT Income Portfolio -- Service
 Foreign VIP Fund -- Class 2 Shares       Class Shares
Franklin Templeton VIP Templeton Growth  PIMCO VIT High Yield Portfolio --
 VIP Fund -- Class 2 Shares               Administrative Class Shares
Invesco V.I. American Franchise Fund --
 Series I shares
Invesco V.I. Capital Appreciation Fund
 -- Series II shares
Invesco V.I. Main Street Fund(R) --
 Series II shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares

                                      41

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act.
Disclosures relating to the interests in the Guarantee Account and the General
Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September
2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee
Account are credited interest (as described below). In addition, the Guarantee
Account is not available to contract owners who have elected one of the
Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider
Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers"
provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our
Home Office to determine the interest rate guarantee periods currently being offered.

                                      42

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS
Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income
Advantage is elected, any remaining withdrawals will then be deducted from the
GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

                                      43

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  .  on surrenders or partial withdrawals taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10%
of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges.
We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In
addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment
Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit
Rider Options. See the "Optional Payment Plans," "Surrenders and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income
Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment
Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of
1.30%. These deductions from the Separate Account are reflected in your
Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the
Separate Account, computed daily. For contracts issued on or after the later of
April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate
Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which

                                      44

state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate
Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS
Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income
Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime
Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime
Income Plus Solution. Each rider is a separate rider with a separate charge.
You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, then you will be assessed a charge for the Principal Protection
Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection
Death Benefit is calculated quarterly as a percentage of the value of the
Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment.
The charge for the Principal Protection Death Benefit is higher if any
Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------

                                      45

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, then you will be assessed a charge for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts

                                      46

that have not reset their Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Lifetime Income Plus 2007

The charge for Lifetime Income Plus 2007 for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to
0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint
Annuitant contracts. Once a contract is a Joint Annuitant contract, and the
Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and
0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint
Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment

                                      47

Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate
Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and
Payment Optimizer Plus. Each rider is a separate rider with a separate charge.
You cannot purchase both riders together. If you wish to elect either Principal
Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your
Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed
Investment Strategy and the benefits you are eligible to receive are reduced.
If you reset your benefit and allocate assets in accordance with the prescribed
Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single
Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider
Option if you elect this option at the time of application. The Annual Step-Up
Death Benefit Rider Option may not be elected if any Annuitant is 85 or older.
We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets

                                      48

in the Guarantee Account from the amounts that have been in the Guarantee
Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death
Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5%
Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the
Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup
Death Benefit Rider Option is not available for contracts issued on or after
September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit
Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the
Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of
Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings
Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
Option among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and
5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and
5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding
Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the
Guarantee Account.

                                      49

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a
Non-Qualified contract. A joint owner may not be named for a Qualified
Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship.
This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

                                      50

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, and contingent beneficiary
     (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the
     Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your
Optional Payment Plan. In addition withdrawals and/or transfers from the GIS
Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the
Investment Strategy prescribed by your rider. Contract owners that own Lifetime
Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal
Protection Advantage, you may change the Income Start Date as long as the new
Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment
Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the
Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of
Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the BNY Mellon Variable Investment Fund -- Government Money
Market Portfolio as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not

                                      51

subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an
IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified
Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed
Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit
Rider Options" and "Payment Protection Rider Options.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income
Advantage, you may not allocate purchase payments directly to the GIS
Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other
Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider
Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options
(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you
must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options"
and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one
Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee
Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected
Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home
Office.

                                      52

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel
Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every
Valuation Day equals the Accumulation Unit value at the end of the preceding
Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the
Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus
2008, Lifetime Income Plus Solution and the Death Benefit Rider Options,
however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account on any Valuation
Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment
Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus
Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed
Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or
Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same
Valuation Period involving the same Subaccounts and/or the Guarantee Account.
We may postpone transfers to, from or among the Subaccounts and/or the
Guarantee Account under certain circumstances. See the "Requesting Payments"
provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may

                                      53

also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is
$100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider
       Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider
       Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

                                      54

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                                      55

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such

                                      56

policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio
and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market
Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date.

                                      57

We will discontinue your participation in the Dollar Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets in the Subaccount investing in the BNY Mellon Variable
     Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of
September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options and you are allocating assets in accordance with the prescribed
Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime
Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio to an Asset Allocation Model or, if you have elected
Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer
Plus, from the Designated Subaccount investing in the BNY Mellon Variable
Investment Fund -- Government Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
Accumulation Units when their value is low as well as when it is high. Dollar
Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the
BNY Mellon Variable Investment Fund -- Government Money Market Portfolio. If
elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone

                                      58

       (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the BNY Mellon Variable Investment Fund -- Government Money Market
       Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or
Designated Subaccount) investing in the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio will be transferred to the specified Asset
Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the BNY Mellon
Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined
Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum
Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider
Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific
Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  .  you elected one of the Payment Protection Rider Options, or one of the
     Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not

                                      59

process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee
Account Interest Sweep program if you have elected one of the Payment
Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit
Rider Options and you are allocating assets in accordance with the prescribed
Investment Strategy. We will discontinue your participation in the Guarantee
Account Interest Sweep program if:

  .  you elected one of the Payment Protection Rider Options or one of the
     Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your
Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than
$1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income
Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee
Account from the amounts (including any interest credited to such amounts)
which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed
Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income
Plus Solution must always allocate assets in accordance with the Investment
Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.
When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

                                      60

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee
Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal
Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax
Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic
Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic
Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will

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process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed
Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the
Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal
Benefit Rider Options, partial withdrawals and withdrawals under a Systematic
Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the
"Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your
Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal
(including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee
Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon
30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options

We designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the
Subaccounts in which your assets are allocated. Prior to the Annuity
Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal
Benefit Rider Options are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed
Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.

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Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase
Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated
otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution.  In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio to one of the available Investment Strategy options. The
Designated Subaccount investing in the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio is only available as part of the Defined
Dollar Cost Averaging program. For more information about the Defined Dollar
Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts,
please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and
"Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are

                                      63

participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
BNY Mellon Variable Investment Fund -- Government Money Market Portfolio. Your
allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series
       Funds, Inc. -- Total Return V.I.S. Fund --  Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio to one of the available Investment Strategy options. The
Designated Subaccount investing in the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio is only available as part of the Defined
Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The
Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to
$100.

Benefit Base.  The benefit base is an amount used to establish the Withdrawal
Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the
Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary
Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if
applicable), and may adjust your Roll-Up Value as described in the "Roll-Up
Value" provision below. You must allocate all purchase payments and Contract
Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount,
Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount.  The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

                                      64

If no withdrawals are taken prior to the later of the tenth anniversary of the
Contract Date and the date the older Annuitant turns age 65, your Purchase
Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

Roll-Up Value.  Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum
Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up
Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The
Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset.  The Maximum Anniversary Value on the
Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum
Anniversary Value, the Maximum Anniversary Value will be increased to the
Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the
Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for
Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is
just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the
Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up
Value. If your Maximum Anniversary Value resets but your Roll-Up Value or
Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death
Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus
0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

                                      65

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Maximum Anniversary Value
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note.  We reserve the right to not adjust the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable), and/or
Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by
Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection
Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up
Value.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase
Payment Benefit Amount, Principal Protection Death Benefit (if applicable),
Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit.
Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit
(if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death
       Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross
Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus
Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase
Payment Benefit Amount, the

                                      66

Principal Protection Death Benefit (if applicable), your Roll-Up Value and your
Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus
Solution with the Principal Protection Death Benefit. The Principal Protection
Death Benefit is a feature available only with Lifetime Income Plus Solution.
It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial purchase payment. Purchase payments in a
Benefit Year increase the Principal Protection Death Benefit. The Principal
Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a
Benefit Year is less than or equal to the Withdrawal Limit, the Principal
Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross
Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your
Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.  At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal
Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary
Value for the new owner will be the death benefit determined as of the first
Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it

                                      67

was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal
Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the BNY Mellon Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, a charge will be assessed for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

                                      68

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective
May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus
Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

                                      69

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      70

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

                                      71

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

                                      72

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted;
       and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

                                      73

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

                                      74

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

                                      75

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all Contract Value to the prescribed Investment
Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal
Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus
2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008.  In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio to one of the available Investment Strategy options. The
Designated Subaccount investing in the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio is only available as part of the Defined
Dollar Cost Averaging program. For more information about the Defined Dollar
Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts,
please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and
"Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are

                                      76

participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
BNY Mellon Variable Investment Fund -- Government Money Market Portfolio. Your
allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds,
       Inc. -- Total Return V.I.S. Fund --  Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the BNY Mellon
Variable Investment Fund -- Government Money Market Portfolio to one of the
available Investment Strategy options. The Designated Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio is
only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the
Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new
Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal
Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the

                                      77

later of the tenth anniversary of the Contract Date and the date the older
Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments.  Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the
"Roll-Up Value" provision above. You must allocate all assets to the prescribed
Investment Strategy.

Important Note.  We reserve the right to not adjust the Withdrawal Base,
Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income
Plus 2008 that would be associated with such additional purchase payments.
Before making purchase payments that do not increase the Withdrawal Base,
Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal
Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit.  You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the
Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment
Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus
2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base.
The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base,
Contract Value on the prior contract anniversary and the Roll-Up Value. If your
Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal
Base on the date of reset, the Roll-Up Value will be used to determine your
Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the
Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50%
of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

                                      78

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the
Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base
(and, consequently, your Withdrawal Limit), the Principal Protection Death
Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

                                      79

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death
Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial purchase payment. Purchase payments in a
Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit
Year is less than or equal to the Withdrawal Limit, the Principal Protection
Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the
Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection
Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the
Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider

                                      80

charge will continue while the rider is in effect. If a spouse is added as
Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective
May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008.
This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

                                      81

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      82

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

                                      83

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

                                      84

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

                                      85

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

                                      86

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

                                      87

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

                                      88

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted.
The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date"
is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day.
After this date, additional purchase payments will not increase the Roll-Up
Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

                                      89

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up
Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be
added to the Roll-Up Value. If you have not allocated all assets to the
Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base, Rider
Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or
Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base,
Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next
Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor
       established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal
       Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last
       Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset.  You may reset your Withdrawal Base on an annual anniversary of the
Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

                                      90

Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the
Withdrawal Base. In this circumstance, if your rider fee was less than 1.25%
before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home
Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider
Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

                                      91

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum, calculated using the Annuity 2000
     Mortality Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Rider Death Benefit will continue under this provision. The Rider Death
     Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial purchase payment.
The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death
Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider
Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50%
of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

                                      92

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single
Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus
2007 for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the
Separate Account for Joint Annuitant contracts. Once a contract is a Joint
Annuitant contract, and the Joint Annuitant charge is applied, the Joint
Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the
Annuity Commencement Date. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007.
This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      93

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

                                      94

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

                                      95

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

                                      96

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first
Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed
Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death
Benefit. If you have not allocated all assets to the prescribed Investment
Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value

                                      97

upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider
Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit.

Reset.  For contracts issued on or after November 6, 2006.   If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006.  If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      98

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years.
Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

                                      99

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract
Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial purchase payment.
The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the
Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and
Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single
Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider

                                      100

continues even if you do not allocate assets in accordance with the prescribed
Investment Strategy and the benefits you are eligible to receive are reduced.
If you reset your benefit and allocate assets in accordance with the prescribed
Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity
Commencement Date. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  .  If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal
Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base will be the same

                                      101

as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the
Withdrawal Factor will continue as it was under the contract for the deceased
Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the BNY Mellon Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      102

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the
       Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life;
       and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

                                      103

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

                                      104

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is based on the age of the younger
Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase
Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus.  This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death
Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before
Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

                                      105

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments.  Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed
Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death
Benefit.

Beginning on the first Valuation Day after you choose not to follow the
Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death
Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider
Death Benefit.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider
Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit.  If your Withdrawal Factor and Rider Death
Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest.
If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      106

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal, plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

                                      107

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income
Plus for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date.
On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to our approval.

                                      108

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the
"Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      109

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal
       Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,945        100,000      50,000
75        35,945         5,000         30,197        100,000      45,000
76        30,197         5,000         24,563        100,000      40,000
77        24,563         5,000         19,041        100,000      35,000
78        19,041         5,000         13,631        100,000      30,000
79        13,631         5,000          8,328        100,000      25,000
80         8,328         5,000          3,131        100,000      20,000
81         3,131         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

                                      110

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal
       Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

                                      111

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the
"Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider
Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit
Date and the Valuation Day of the most recent purchase payment to the Valuation
Day of the first withdrawal after that date.

Protected Amount.  Your protected amount is used to calculate the Withdrawal
Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments.  Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note.  We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the
Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal
Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset.  On any monthly anniversary after five complete years from your Benefit
Date, you may elect to reset your benefit and to participate in the Investment
Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

                                      112

  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

Reduction in Contract Value.  Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until you have received the greater of the remaining amount or
     Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations.  While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed
Withdrawal Advantage is not available for contracts issued on or after May 1,
2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity
Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the
"Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      113

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is
       $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $100,000        $7,000        $91,000      $       100,000 $ 93,000
      91,000         7,000         82,180                        86,000
      82,180         7,000         73,536                        79,000
      73,536         7,000         65,066                        72,000
      65,066         7,000         56,764                        65,000
      56,764         7,000         48,629                        58,000
      48,629         7,000         40,656                        51,000
      40,656         7,000         32,813                        44,000
      32,813         7,000         25,127                        37,000
      25,127         7,000         17,595                        30,000
      17,595         7,000         10,213                        23,000
      10,213         7,000          2,978                        16,000
       2,978         7,000             --                         9,000
          --         7,000             --                         2,000
          --         2,000             --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

                                      114

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or
       10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $100,000             --       $98,000      $       100,000 $100,000
      98,000             --        96,040                       100,000
      96,040             --        94,119                       100,000
      94,119             --        92,237                       100,000
      92,237             --        90,392                       100,000
      90,392        $10,000        78,584                        90,000
      78,584         10,000        67,013                        80,000
      67,013         10,000        55,672                        70,000
      55,672         10,000        44,559                        60,000
      44,559         10,000        33,638                        50,000
      33,638         10,000        22,935                        40,000
      22,935         10,000        12,446                        30,000
      12,446         10,000         2,167                        20,000
       2,167         10,000            --                        10,000
          --         10,000            --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

                                      115

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum
Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not
allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income
Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment
Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime
Income Plus 2008" provision of this prospectus. The Investment Strategy for
Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus
Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. For more information about Asset Allocation Model C and the
Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts,
please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or
Reset of the Benefit" provision for the applicable Guaranteed Minimum
Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

                                      116

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a
Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross
Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program?  Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract
issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision.
Systematic Withdrawals that are used in conjunction with the Annuity Cross
Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work?  To participate in the Annuity
Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred
Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The
Annuity Cross Funding Program will terminate automatically when the Systematic
Withdrawals from this Funding Annuity cause the Contract Value in this Funding
Annuity to be less than $100. You may discontinue the Annuity Cross Funding
Program at any time by notifying us in writing at our Home Office.
Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the
scheduled purchase payments are not completed under the terms of that contract.
Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this
Funding Annuity in order to make all required Scheduled Installments for the
Scheduled Purchase Payment Variable Deferred Annuity Contract. If the
Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment
Variable Deferred Annuity so that you do not lose your right to Guaranteed
Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred
Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus.  Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross
Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase
Payment Variable Deferred Annuity Contract is not offered by this prospectus.
The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable
Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts.  Under an Annuity Cross Funding Program we will treat transfers from this Funding
Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable
Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase
Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity
Commencement Date for this Funding Annuity and the Scheduled Purchase Payment
Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this
Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred
Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and
Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The
Scheduled Purchase Payment Variable

                                      117

Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable
Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase
Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the
Funding Annuity are not permitted. While surrender charges applicable to this
Funding Annuity may decline over certain periods, amounts transferred from this
Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may
be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled
Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity
may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this
Funding Annuity.

If you request a partial withdrawal or surrender while participating in an
Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the
Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the
Scheduled Purchase Payment Variable Deferred Annuity while participating in an
Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable
Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this
Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity
(including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase
Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred
Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred
Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the
Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant)
dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

                                      118

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the
Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an
Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
       Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
Rider Option are not available for contracts issued on or after September 2,
2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual
Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime
Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at
the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings
Protector Death Benefit Rider with either the Annual Step-Up Death Benefit
Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the
Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider
together or in any combination. The Earnings Protector and Greater of Annual
Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any
Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive

                                      119

due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation
Day that we receive due proof of death and all required forms at our Home
Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual
Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5%
Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current
       Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5%
Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced

                                      120

proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5%
Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%.
Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding
Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your
Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup
Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are
age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage).
Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death
Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred
Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal
Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

                                      121

You may only elect the Earnings Protector Death Benefit Rider Option at the
time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the
Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings
Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings
Protector Death Benefit Rider Option. These include:

  .  The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  .  Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings
     Protector Death Benefit Rider Option.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup
Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider
Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5%
Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup
Death Benefit Rider Option is not available for contracts issued on or after
September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.
We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default

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payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification.
Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio
until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment
       Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional
       Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment
       Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules"
       provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the
       "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

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The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

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Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified
Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. Note that effective for owners who die on or after January 1,
2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. See the "Tax
Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or
Joint Annuitant, the surviving spouse will automatically become the new sole
Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint
Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no
Joint Annuitant, the Owner will become the new sole Annuitant. If there is a
Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed
Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed
Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity

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Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the
Annuity Commencement Date in one-year increments, so long as the new Annuity
Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement
Date will mean the new Annuity Commencement Date selected, provided such
Annuity Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year
Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for
Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity
Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus.
Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a
Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the
Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint
Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death.
We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

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If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding your
     Annuity Commencement Date;

  .  the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the
Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

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   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life.  This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime
   Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or
   Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated
   Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the
Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.
Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan
4 (Interest Income) may be redeemed by the payee upon written request to our
Home Office. Payments made under Optional Payment Plan 1 (Life Income with
Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and
Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional
Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Surrender Value on the Valuation Day immediately preceding your Annuity
Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the
Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each
Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be
4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

                                      128

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity
Units) are not allocated in accordance with the prescribed Investment Strategy.
Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than
1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the
Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the
Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the
"Income Start Date") or the date you annuitize the contract (the "Annuity
Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.
There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers"
section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay"
transfers into the GIS Subaccount(s).

Because this contract is no longer offered and sold, Guaranteed Income
Advantage is no longer available to purchase under the contract.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income
Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

                                      129

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement
Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a)
multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the
Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the
GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated
in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year
Period Certain plan. For Joint Annuitants, monthly income will be based on a
Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS
Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly

                                      130

payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the
       Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start
       Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the
Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start
Date. Your number of Annuity Units under a particular segment remains fixed.
The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the
Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of
Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

                                      131

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS
Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and
Annuity Commencement Date  For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the BNY Mellon Variable
          Investment Fund -- Government Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the BNY Mellon Variable Investment Fund --
          Government Money Market Portfolio; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated;
          and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and
Before Annuity Commencement Date  If any Annuitant dies on the Income Start
Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity
Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the BNY Mellon Variable
          Investment Fund -- Government Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

                                      132

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the BNY Mellon
          Variable Investment Fund -- Government Money Market Portfolio; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS
Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account.
Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS
Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the BNY Mellon Variable Investment Fund -- Government Money
Market Portfolio.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

                                      133

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      134

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month
       (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

                                      135

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,700
  2          0           0       0         100,800          0    105,840     9,700
  3          0           0       0         105,840          0    111,132     9,700
  4          0           0       0         111,132          0    116,689     9,700
  5          0           0       0         116,689          0    122,523     9,700
  6          0           0       0         122,523          0    128,649     9,700
  7          0           0       0         128,649          0    135,082     9,700
  8          0           0       0         135,082          0    141,836     9,700
  9          0           0       0         141,836          0    148,928     9,700
 10          0           0       0         148,928          0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

                                      136

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire
Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date
(i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the
Annuitant(s) and before the total amount of the "investment in the contract"
has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment
Optimizer Plus and Principal Protection Advantage. Principal Protection
Advantage is not available for contracts issued on or after May 1, 2007.
Payment Optimizer Plus is not available for contracts issued after October 17,
2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider
Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity
Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract
Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed
Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

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If you have elected this rider, you may not allocate assets to the Guarantee
Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. Contract owners, however, may elect to participate in the Defined
Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Designated Subaccount investing in the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the BNY Mellon Variable
Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset
Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the
Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost
Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base"
provision below, provided we receive written notice of your election at our
Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset.
The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in

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the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio to
one of the available Investment Strategy options. The Designated Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market
Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity
Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocations that comprises
Asset Allocation Model C. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the BNY Mellon Variable Investment
Fund -- Government Money Market Portfolio.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note.  We reserve the right to exclude additional purchase payments from being applied to the benefit base.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment
Optimizer Plus that would be associated with such additional purchase payments.
For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract
Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your
Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract
Date that is at least 12 months after the later of the Contract Date and the last reset date.

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We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets.  You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day.
By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise)
are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base
(e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the
Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the
Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Annuity Commencement Date or on the annual anniversary of the Annuity
Commencement Date. If the first day of an annuity year does not begin on a
Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the
       Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity
       Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint
Annuitant contract while the contract and rider are in effect.

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Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the
       Contract Value on the Valuation Day prior to the Annuity Commencement
       Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity
       Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment:  The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.

                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the
Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of
Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a
Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each
Subaccount by the Annuity Unit value for that Subaccount as of the Valuation
Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a)
and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12;
       and

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   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value:  The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base:  On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each
Subaccount.

Commutation Units:  On the Valuation Day prior to the Annuity Commencement
Date, the commutation units in a Subaccount will be equal to the number of
Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first
       Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers:  When we perform Subaccount transfers after the Annuity Commencement
Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current
       Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units:  The initial value of a commutation unit for each
Subaccount is the initial value of the Accumulation Unit for that Subaccount.
Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

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Note on Calculation of Commutation Value.  If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a)
income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of
Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date.
This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts   If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  .  If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint
     Annuitant only, subject to Home Office approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      143

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is
       0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517).
The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543
($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

                                      144

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               Income Base, Less
                                                  Commutation
                                                 Charge, Less
        Annual Monthly Commutation Adjustment   Monthly Income   Commutation
Annuity Income Income    Base -     Account -    Paid - End of     Value -
 Year   Amount  Paid   End of Year End of Year       Year        End of Year
----------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
   2     7,068  7,560    110,399      1,246          86,880         86,880
   3     7,340  7,560    111,304      1,466          79,320         79,320
   4     7,622  7,560    111,977      1,404          72,760         72,760
   5     7,915  7,560    112,386      1,049          66,200         66,200
   6     8,220  7,560    112,500        389          62,640         62,640
----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 -
$6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 =
$110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 -
$45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

                                      145

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment
Protection Plan") determined on the date you elect to take such payments (the
"Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment
Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed
Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have
Contract Value in the contract, you may have assets allocated to different
Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this
Investment Strategy, contract owners may allocate assets to either Asset
Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated
Subaccounts. For more information about Asset Allocation Model C and the
Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts,
please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a
Portfolio may also become unavailable under your Investment Strategy.
Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment
Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable
Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our
Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

                                      146

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of
Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocations that comprises
Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note.  We reserve the right to exclude additional purchase payments from being applied to the benefit base.  As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal
Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b)
divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income
Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

                                      147

The income base allocated to each Payment Protection Plan is equal to (a)
multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base.  You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of
     1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a
Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The
Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next
Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract
Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its
Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment.  The initial annual income amount for each Payment
Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the
Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                                      148

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a)
multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income
       Start Date; and

   (c) is 12.

Subsequent Income
Payments.  The subsequent annual income amounts under the applicable Payment
Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that
Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than
$100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts.  Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment
Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts.  On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

                                      149

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint
Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      150

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is
       0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income
Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Income Start Value by a payment rate (in this example, $100,000 x .06373 =
$6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417).
Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and
$531. The additional death benefit is the income base minus the sum of all monthly income paid.

                                      151

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire
Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date
(i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your
"investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the
Annuitant(s) and before the total amount of the "investment in the contract"
has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.  A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your
"investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal
Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to
Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income
Advantage" and "Tax Treatment of Principal Protection

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Advantage" provisions in the "Guaranteed Income Advantage" and "Principal
Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts.  You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In
that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002
(PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable
       Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase
       Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the
       Scheduled Purchase Payment Variable Deferred Annuity before the Annuity
       Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity beginning on the Annuity Commencement
       Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement
Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred
Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the
Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding
Annuity is changed so that this annuity and the Scheduled Purchase Payment
Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity
Commencement Date.

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Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  .  The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  .  The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional withdrawals apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  .  if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract

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with terms and values that are substantially similar to those of this contract.
Exercise of this option will not qualify as a tax-free exchange under Section
1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

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  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth

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IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b)
plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts.
     However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  .  the Code does not allow a deduction for purchase payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the
     Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.
     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and

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contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                                      159

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of
Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the
Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may
receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and
Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus. Additional information regarding the
Asset Allocation Program and the potential conflicts of interest to which
AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal

                                      160

income tax liability on the income and gains earned by the Separate Account.
We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the
Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                                      161

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered

                                      162

representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage
Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation) is no longer offered or sold.

                                      163

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the
Securities Exchange Act of 1934 in reliance on the exemption provided by Rule
12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important

                                      164

that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic.  The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and

                                      165

individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the amounts received. On June 28, 2016, the
Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14,
2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the
United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second
Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply

                                      166

memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On
May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting

                                      167

investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      168

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% after the partial withdrawal
($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an
Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option)
will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed)
reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge,

                                      A-1

       administrative expense charge, underlying portfolio expenses and the 5%
       Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata
(dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death
Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5%
of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata
(dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit,
multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70%
of the purchase payments ($100,000) under this age scenario, the Earnings
Protector Death Benefit in this example will be $70,000.

                                      A-2

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to
April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.44            $15.48          --       2020
                                                            12.44             14.44          --       2019
                                                            13.55             12.44          --       2018
                                                            11.94             13.55          --       2017
                                                            11.65             11.94          --       2016
                                                            11.71             11.65          --       2015
                                                            11.14             11.71          --       2014
                                                             9.76             11.14          --       2013
                                                             8.77              9.76          --       2012
                                                             9.22              8.77          --       2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $23.32            $23.46          --       2020
                                                            19.22             23.32          --       2019
                                                            20.80             19.22          --       2018
                                                            17.87             20.80          --       2017
                                                            16.39             17.87          --       2016
                                                            16.47             16.39          --       2015
                                                            15.35             16.47          --       2014
                                                            11.62             15.35          --       2013
                                                            10.10             11.62          --       2012
                                                             9.70             10.10          --       2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $33.07            $43.87          --       2020
                                                            25.08             33.07          --       2019
                                                            24.97             25.08          --       2018
                                                            19.32             24.97          --       2017
                                                            19.23             19.32          --       2016
                                                            17.68             19.23          --       2015
                                                            15.82             17.68          --       2014
                                                            11.76             15.82          --       2013
                                                            10.27             11.76          --       2012
                                                            10.87             10.27          --       2011
----------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $23.01            $30.77          --
                                                                                      17.26             23.01          --
                                                                                      18.70             17.26          --
                                                                                      15.06             18.70          --
                                                                                      15.72             15.06          --
                                                                                      15.51             15.72          --
                                                                                      13.73             15.51          --
                                                                                      10.81             13.73          --
                                                                                       9.68             10.81          --
                                                                                      10.00              9.68          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $24.56            $27.41          --
                                                                                      19.00             24.56          --
                                                                                      21.06             19.00          --
                                                                                      18.40             21.06          --
                                                                                      16.84             18.40          --
                                                                                      16.64             16.84          --
                                                                                      15.36             16.64          --
                                                                                      11.90             15.36          --
                                                                                      10.40             11.90          --
                                                                                      10.63             10.40          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $27.66            $32.48          --
                                                                                      22.35             27.66          --
                                                                                      25.45             22.35          --
                                                                                      22.76             25.45          --
                                                                                      19.71             22.76          --
                                                                                      21.38             19.71          --
                                                                                      19.51             21.38          --
                                                                                      14.14             19.51          --
                                                                                      12.24             14.14          --
                                                                                      12.78             12.24          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.86            $31.94          --
                                                                                      17.03             22.86          --
                                                                                      18.01             17.03          --
                                                                                      14.41             18.01          --
                                                                                      14.35             14.41          --
                                                                                      13.92             14.35          --
                                                                                      13.08             13.92          --
                                                                                       9.51             13.08          --
                                                                                       8.52              9.51          --
                                                                                      10.00              8.52          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $18.18            $15.60          --
                                                                                      15.10             18.18          --
                                                                                      16.43             15.10          --
                                                                                      14.85             16.43          --
                                                                                      14.86             14.85          --
                                                                                      15.41             14.86          --
                                                                                      13.73             15.41          --
                                                                                      13.65             13.73          --
                                                                                      10.88             13.65          --
                                                                                      11.89             10.88          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                      B-2

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.29            $13.22          --       2020
                                                      11.50             12.29          --       2019
                                                      12.06             11.50          --       2018
                                                      11.85             12.06          --       2017
                                                      11.56             11.85          --       2016
                                                      12.08             11.56          --       2015
                                                      11.92             12.08          --       2014
                                                      13.27             11.92          --       2013
                                                      12.59             13.27          --       2012
                                                      11.47             12.59          --       2011
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I          $23.53            $25.82          --       2020
                                                      19.34             23.53          --       2019
                                                      21.16             19.34          --       2018
                                                      17.89             21.16          --       2017
                                                      16.06             17.89          --       2016
                                                      17.34             16.06          --       2015
                                                      15.70             17.34          --       2014
                                                      11.78             15.70          --       2013
                                                      10.46             11.78          --       2012
                                                      10.33             10.46          --       2011
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $18.82            $23.25          --       2020
                                                      14.93             18.82          --       2019
                                                      17.95             14.93          --       2018
                                                      13.94             17.95          --       2017
                                                      15.02             13.94          --       2016
                                                      15.19             15.02          --       2015
                                                      16.38             15.19          --       2014
                                                      13.63             16.38          --       2013
                                                      11.46             13.63          --       2012
                                                      13.28             11.46          --       2011
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $29.75            $43.76          --       2020
                                                      22.53             29.75          --       2019
                                                      22.78             22.53          --       2018
                                                      17.55             22.78          --       2017
                                                      17.12             17.55          --       2016
                                                      16.41             17.12          --       2015
                                                      15.20             16.41          --       2014
                                                      11.30             15.20          --       2013
                                                      10.11             11.30          --       2012
                                                      10.19             10.11          --       2011
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $24.19            $23.98          --       2020
                                                      19.40             24.19          --       2019
                                                      21.76             19.40          --       2018
                                                      20.39             21.76          --       2017
                                                      17.24             20.39          --       2016
                                                      18.28             17.24          --       2015
                                                      16.47             18.28          --       2014
                                                      12.74             16.47          --       2013
                                                      11.33             12.74          --       2012
                                                      11.42             11.33          --       2011
----------------------------------------------------------------------------------------------------

                                      B-3

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $24.11            $25.59          --       2020
                                                                                20.44             24.11          --       2019
                                                                                24.65             20.44          --       2018
                                                                                21.76             24.65          --       2017
                                                                                19.20             21.76          --       2016
                                                                                20.02             19.20          --       2015
                                                                                18.20             20.02          --       2014
                                                                                13.74             18.20          --       2013
                                                                                11.69             13.74          --       2012
                                                                                11.87             11.69          --       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $25.43            $30.98          --       2020
                                                                                19.28             25.43          --       2019
                                                                                20.55             19.28          --       2018
                                                                                18.15             20.55          --       2017
                                                                                16.76             18.15          --       2016
                                                                                17.64             16.76          --       2015
                                                                                15.84             17.64          --       2014
                                                                                12.01             15.84          --       2013
                                                                                10.93             12.01          --       2012
                                                                                11.04             10.93          --       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                            $ 8.92            $ 8.78          --       2020
                                                                                 8.94              8.92          --       2019
                                                                                 9.00              8.94          --       2018
                                                                                 9.14              9.00          --       2017
                                                                                 9.31              9.14          --       2016
                                                                                 9.48              9.31          --       2015
                                                                                 9.66              9.48          --       2014
                                                                                 9.84              9.66          --       2013
                                                                                10.03              9.84          --       2012
                                                                                10.22             10.03          --       2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     $25.16            $34.26          --       2020
                                                                                18.74             25.16          --       2019
                                                                                19.46             18.74          --       2018
                                                                                15.74             19.46          --       2017
                                                                                15.42             15.74          --       2016
                                                                                14.50             15.42          --       2015
                                                                                13.12             14.50          --       2014
                                                                                 9.96             13.12          --       2013
                                                                                 8.78              9.96          --       2012
                                                                                10.00              8.78          --       2011
------------------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                $15.88            $13.65          --       2020
                                                          12.21             15.88          --       2019
                                                          13.94             12.21          --       2018
                                                          11.59             13.94          --       2017
                                                          12.38             11.59          --       2016
                                                          13.59             12.38          --       2015
                                                          12.55             13.59          --       2014
                                                           9.79             12.55          --       2013
                                                           9.12              9.79          --       2012
                                                          10.00              9.12          --       2011
--------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares          $24.69            $23.97          --       2020
                                                          20.79             24.69          --       2019
                                                          25.32             20.79          --       2018
                                                          23.42             25.32          --       2017
                                                          20.49             23.42          --       2016
                                                          21.35             20.49          --       2015
                                                          20.70             21.35          --       2014
                                                          15.65             20.70          --       2013
                                                          14.07             15.65          --       2012
                                                          15.30             14.07          --       2011
--------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                        $13.34            $13.36          --       2020
                                                          12.69             13.34          --       2019
                                                          12.94             12.69          --       2018
                                                          12.75             12.94          --       2017
                                                          11.92             12.75          --       2016
                                                          12.27             11.92          --       2015
                                                          12.43             12.27          --       2014
                                                          12.20             12.43          --       2013
                                                          11.58             12.20          --       2012
                                                          11.50             11.58          --       2011
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2         $30.51            $39.00          --       2020
                                                          23.68             30.51          --       2019
                                                          25.84             23.68          --       2018
                                                          21.65             25.84          --       2017
                                                          20.48             21.65          --       2016
                                                          20.78             20.48          --       2015
                                                          18.96             20.78          --       2014
                                                          14.75             18.96          --       2013
                                                          12.94             14.75          --       2012
                                                          13.56             12.94          --       2011
--------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2         $21.09            $22.03          --       2020
                                                          16.91             21.09          --       2019
                                                          18.83             16.91          --       2018
                                                          17.03             18.83          --       2017
                                                          14.74             17.03          --       2016
                                                          15.69             14.74          --       2015
                                                          14.73             15.69          --       2014
                                                          11.74             14.73          --       2013
                                                          10.22             11.74          --       2012
                                                          10.35             10.22          --       2011
--------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                     $29.83            $34.51          --       2020
                                                                24.68             29.83          --       2019
                                                                29.50             24.68          --       2018
                                                                24.93             29.50          --       2017
                                                                22.70             24.93          --       2016
                                                                23.51             22.70          --       2015
                                                                22.59             23.51          --       2014
                                                                16.94             22.59          --       2013
                                                                15.06             16.94          --       2012
                                                                17.22             15.06          --       2011
--------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares               $13.56            $14.88          --       2020
                                                                11.53             13.56          --       2019
                                                                13.00             11.53          --       2018
                                                                11.83             13.00          --       2017
                                                                10.65             11.83          --       2016
                                                                11.57             10.65          --       2015
                                                                11.46             11.57          --       2014
                                                                 9.43             11.46          --       2013
                                                                 8.33              9.43          --       2012
                                                                 8.62              8.33          --       2011
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $18.70            $18.48          --       2020
                                                                16.41             18.70          --       2019
                                                                17.48             16.41          --       2018
                                                                16.24             17.48          --       2017
                                                                14.51             16.24          --       2016
                                                                15.90             14.51          --       2015
                                                                15.49             15.90          --       2014
                                                                13.85             15.49          --       2013
                                                                12.52             13.85          --       2012
                                                                12.46             12.52          --       2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $24.50            $34.78          --       2020
                                                                18.55             24.50          --       2019
                                                                19.18             18.55          --       2018
                                                                15.25             19.18          --       2017
                                                                15.82             15.25          --       2016
                                                                15.26             15.82          --       2015
                                                                13.83             15.26          --       2014
                                                                10.95             13.83          --       2013
                                                                 9.93             10.95          --       2012
                                                                10.27              9.93          --       2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $20.04            $18.68          --       2020
                                                                16.66             20.04          --       2019
                                                                18.67             16.66          --       2018
                                                                17.55             18.67          --       2017
                                                                15.41             17.55          --       2016
                                                                16.51             15.41          --       2015
                                                                15.71             16.51          --       2014
                                                                12.48             15.71          --       2013
                                                                11.13             12.48          --       2012
                                                                11.45             11.13          --       2011
--------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $14.62            $14.18          --       2020
                                                                        13.24             14.62          --       2019
                                                                        15.95             13.24          --       2018
                                                                        13.92             15.95          --       2017
                                                                        13.24             13.92          --       2016
                                                                        14.42             13.24          --       2015
                                                                        16.54             14.42          --       2014
                                                                        13.70             16.54          --       2013
                                                                        11.81             13.70          --       2012
                                                                        13.46             11.81          --       2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.26            $12.73          --       2020
                                                                        10.85             12.26          --       2019
                                                                        12.98             10.85          --       2018
                                                                        11.16             12.98          --       2017
                                                                        10.37             11.16          --       2016
                                                                        11.30             10.37          --       2015
                                                                        11.84             11.30          --       2014
                                                                         9.22             11.84          --       2013
                                                                         7.76              9.22          --       2012
                                                                         8.50              7.76          --       2011
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.27            $15.10          --       2020
                                                                        13.44             14.27          --       2019
                                                                        13.69             13.44          --       2018
                                                                        13.46             13.69          --       2017
                                                                        13.43             13.46          --       2016
                                                                        13.53             13.43          --       2015
                                                                        13.14             13.53          --       2014
                                                                        13.59             13.14          --       2013
                                                                        13.15             13.59          --       2012
                                                                        12.46             13.15          --       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $35.00            $34.48          --       2020
                                                                        28.13             35.00          --       2019
                                                                        32.52             28.13          --       2018
                                                                        29.12             32.52          --       2017
                                                                        25.87             29.12          --       2016
                                                                        27.07             25.87          --       2015
                                                                        23.96             27.07          --       2014
                                                                        18.45             23.96          --       2013
                                                                        15.62             18.45          --       2012
                                                                        15.58             15.62          --       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $34.80            $38.83          --       2020
                                                                        28.46             34.80          --       2019
                                                                        32.93             28.46          --       2018
                                                                        29.11             32.93          --       2017
                                                                        24.67             29.11          --       2016
                                                                        26.54             24.67          --       2015
                                                                        24.67             26.54          --       2014
                                                                        17.67             24.67          --       2013
                                                                        15.03             17.67          --       2012
                                                                        16.08             15.03          --       2011
----------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1         $28.55            $35.10          --       2020
                                                                     22.08             28.55          --       2019
                                                                     23.97             22.08          --       2018
                                                                     19.97             23.97          --       2017
                                                                     18.34             19.97          --       2016
                                                                     18.52             18.34          --       2015
                                                                     16.57             18.52          --       2014
                                                                     12.39             16.57          --       2013
                                                                     10.73             12.39          --       2012
                                                                     11.14             10.73          --       2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $18.98            $20.40          --       2020
                                                                     16.10             18.98          --       2019
                                                                     17.43             16.10          --       2018
                                                                     15.85             17.43          --       2017
                                                                     14.84             15.85          --       2016
                                                                     15.21             14.84          --       2015
                                                                     14.31             15.21          --       2014
                                                                     12.28             14.31          --       2013
                                                                     11.28             12.28          --       2012
                                                                     11.31             11.28          --       2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                   $11.44            $12.25          --       2020
                                                                     10.47             11.44          --       2019
                                                                     10.90             10.47          --       2018
                                                                     10.48             10.90          --       2017
                                                                      9.89             10.48          --       2016
                                                                     10.29              9.89          --       2015
                                                                     10.18             10.29          --       2014
                                                                     10.00             10.18          --       2013
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                             $17.13            $20.55          --       2020
                                                                     12.50             17.13          --       2019
                                                                     12.67             12.50          --       2018
                                                                     10.07             12.67          --       2017
                                                                      9.70             10.07          --       2016
                                                                     10.00              9.70          --       2015
-------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares               $19.81            $20.56          --       2020
                                                                     17.59             19.81          --       2019
                                                                     18.41             17.59          --       2018
                                                                     17.60             18.41          --       2017
                                                                     15.94             17.60          --       2016
                                                                     16.52             15.94          --       2015
                                                                     16.28             16.52          --       2014
                                                                     15.69             16.28          --       2013
                                                                     13.99             15.69          --       2012
                                                                     13.79             13.99          --       2011
-------------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.80            $11.93          --       2020
                                                                 11.56             11.80          --       2019
                                                                 11.74             11.56          --       2018
                                                                 11.80             11.74          --       2017
                                                                 11.85             11.80          --       2016
                                                                 12.04             11.85          --       2015
                                                                 12.16             12.04          --       2014
                                                                 12.41             12.16          --       2013
                                                                 11.94             12.41          --       2012
                                                                 12.04             11.94          --       2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $16.87            $17.63          --       2020
                                                                 14.84             16.87          --       2019
                                                                 16.15             14.84          --       2018
                                                                 14.23             16.15          --       2017
                                                                 13.64             14.23          --       2016
                                                                 14.05             13.64          --       2015
                                                                 13.59             14.05          --       2014
                                                                 12.05             13.59          --       2013
                                                                 10.91             12.05          --       2012
                                                                 11.44             10.91          --       2011
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.73            $15.34          --       2020
                                                                 12.98             14.73          --       2019
                                                                 14.16             12.98          --       2018
                                                                 12.52             14.16          --       2017
                                                                 12.02             12.52          --       2016
                                                                 12.42             12.02          --       2015
                                                                 12.04             12.42          --       2014
                                                                 10.70             12.04          --       2013
                                                                  9.71             10.70          --       2012
                                                                 10.21              9.71          --       2011
---------------------------------------------------------------------------------------------------------------

                                      B-9

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.26            $15.27          --       2020
                                                                                  12.30             14.26          --       2019
                                                                                  13.41             12.30          --       2018
                                                                                  11.82             13.41          --       2017
                                                                                  11.55             11.82          --       2016
                                                                                  11.63             11.55          --       2015
                                                                                  11.07             11.63          --       2014
                                                                                   9.71             11.07          --       2013
                                                                                   8.74              9.71          --       2012
                                                                                   9.19              8.74          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $22.65            $22.75          --       2020
                                                                                  18.68             22.65          --       2019
                                                                                  20.24             18.68          --       2018
                                                                                  17.41             20.24          --       2017
                                                                                  15.98             17.41          --       2016
                                                                                  16.07             15.98          --       2015
                                                                                  15.00             16.07          --       2014
                                                                                  11.36             15.00          --       2013
                                                                                   9.89             11.36          --       2012
                                                                                   9.50              9.89          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $34.40            $45.59          --       2020
                                                                                  26.11             34.40          --       2019
                                                                                  26.03             26.11          --       2018
                                                                                  20.16             26.03          --       2017
                                                                                  20.09             20.16          --       2016
                                                                                  18.48             20.09          --       2015
                                                                                  16.56             18.48          --       2014
                                                                                  12.33             16.56          --       2013
                                                                                  10.77             12.33          --       2012
                                                                                  11.41             10.77          --       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $23.53            $31.43          --       2020
                                                                                  17.67             23.53          --       2019
                                                                                  19.16             17.67          --       2018
                                                                                  15.45             19.16          --       2017
                                                                                  16.15             15.45          --       2016
                                                                                  15.95             16.15          --       2015
                                                                                  14.13             15.95          --       2014
                                                                                  11.13             14.13          --       2013
                                                                                   9.98             11.13          --       2012
                                                                                  10.32              9.98          --       2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $24.55            $27.36          --
                                                                                      19.00             24.55          --
                                                                                      21.09             19.00          --
                                                                                      18.44             21.09          --
                                                                                      16.90             18.44          --
                                                                                      16.72             16.90          --
                                                                                      15.44             16.72          --
                                                                                      11.98             15.44          --
                                                                                      10.48             11.98          --
                                                                                      10.72             10.48          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $27.10            $31.79          --
                                                                                      21.91             27.10          --
                                                                                      24.99             21.91          --
                                                                                      22.37             24.99          --
                                                                                      19.39             22.37          --
                                                                                      21.06             19.39          --
                                                                                      19.23             21.06          --
                                                                                      13.95             19.23          --
                                                                                      12.09             13.95          --
                                                                                      12.63             12.09          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.66            $31.63          --
                                                                                      16.90             22.66          --
                                                                                      17.88             16.90          --
                                                                                      14.32             17.88          --
                                                                                      14.28             14.32          --
                                                                                      13.87             14.28          --
                                                                                      13.05             13.87          --
                                                                                       9.50             13.05          --
                                                                                       8.52              9.50          --
                                                                                      10.00              8.52          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $17.91            $15.35          --
                                                                                      14.89             17.91          --
                                                                                      16.22             14.89          --
                                                                                      14.67             16.22          --
                                                                                      14.70             14.67          --
                                                                                      15.25             14.70          --
                                                                                      13.61             15.25          --
                                                                                      13.55             13.61          --
                                                                                      10.81             13.55          --
                                                                                      11.82             10.81          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.11            $13.01          --
                                                                                      11.34             12.11          --
                                                                                      11.90             11.34          --
                                                                                      11.71             11.90          --
                                                                                      11.44             11.71          --
                                                                                      11.96             11.44          --
                                                                                      11.81             11.96          --
                                                                                      13.16             11.81          --
                                                                                      12.50             13.16          --
                                                                                      11.41             12.50          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-11

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                             $22.59            $24.77          --       2020
                                                                         18.59             22.59          --       2019
                                                                         20.36             18.59          --       2018
                                                                         17.23             20.36          --       2017
                                                                         15.48             17.23          --       2016
                                                                         16.73             15.48          --       2015
                                                                         15.17             16.73          --       2014
                                                                         11.39             15.17          --       2013
                                                                         10.12             11.39          --       2012
                                                                         10.01             10.12          --       2011
-----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                      $18.12            $22.37          --       2020
                                                                         14.39             18.12          --       2019
                                                                         17.31             14.39          --       2018
                                                                         13.46             17.31          --       2017
                                                                         14.52             13.46          --       2016
                                                                         14.70             14.52          --       2015
                                                                         15.87             14.70          --       2014
                                                                         13.22             15.87          --       2013
                                                                         11.13             13.22          --       2012
                                                                         12.90             11.13          --       2011
-----------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                           $30.65            $45.04          --       2020
                                                                         23.23             30.65          --       2019
                                                                         23.52             23.23          --       2018
                                                                         18.14             23.52          --       2017
                                                                         17.71             18.14          --       2016
                                                                         17.00             17.71          --       2015
                                                                         15.76             17.00          --       2014
                                                                         11.73             15.76          --       2013
                                                                         10.50             11.73          --       2012
                                                                         10.59             10.50          --       2011
-----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                              $22.87            $22.64          --       2020
                                                                         18.36             22.87          --       2019
                                                                         20.62             18.36          --       2018
                                                                         19.33             20.62          --       2017
                                                                         16.36             19.33          --       2016
                                                                         17.36             16.36          --       2015
                                                                         15.66             17.36          --       2014
                                                                         12.13             15.66          --       2013
                                                                         10.79             12.13          --       2012
                                                                         10.90             10.79          --       2011
-----------------------------------------------------------------------------------------------------------------------
BNY Mellon
-----------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                       $23.44            $24.84          --       2020
                                                                         19.89             23.44          --       2019
                                                                         24.00             19.89          --       2018
                                                                         21.22             24.00          --       2017
                                                                         18.74             21.22          --       2016
                                                                         19.56             18.74          --       2015
                                                                         17.80             19.56          --       2014
                                                                         13.45             17.80          --       2013
                                                                         11.46             13.45          --       2012
                                                                         11.64             11.46          --       2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-12

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $26.56            $32.33          --       2020
                                                                                20.16             26.56          --       2019
                                                                                21.51             20.16          --       2018
                                                                                19.02             21.51          --       2017
                                                                                17.58             19.02          --       2016
                                                                                18.52             17.58          --       2015
                                                                                16.65             18.52          --       2014
                                                                                12.64             16.65          --       2013
                                                                                11.51             12.64          --       2012
                                                                                11.64             11.51          --       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                            $ 8.89            $ 8.74          --       2020
                                                                                 8.92              8.89          --       2019
                                                                                 8.98              8.92          --       2018
                                                                                 9.13              8.98          --       2017
                                                                                 9.31              9.13          --       2016
                                                                                 9.50              9.31          --       2015
                                                                                 9.69              9.50          --       2014
                                                                                 9.88              9.69          --       2013
                                                                                10.07              9.88          --       2012
                                                                                10.27             10.07          --       2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     $24.94            $33.92          --       2020
                                                                                18.60             24.94          --       2019
                                                                                19.33             18.60          --       2018
                                                                                15.65             19.33          --       2017
                                                                                15.35             15.65          --       2016
                                                                                14.45             15.35          --       2015
                                                                                13.08             14.45          --       2014
                                                                                 9.94             13.08          --       2013
                                                                                 8.77              9.94          --       2012
                                                                                10.00              8.77          --       2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                      $15.74            $13.52          --       2020
                                                                                12.12             15.74          --       2019
                                                                                13.84             12.12          --       2018
                                                                                11.53             13.84          --       2017
                                                                                12.33             11.53          --       2016
                                                                                13.54             12.33          --       2015
                                                                                12.51             13.54          --       2014
                                                                                 9.78             12.51          --       2013
                                                                                 9.11              9.78          --       2012
                                                                                10.00              9.11          --       2011
------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                $22.42            $21.74          --       2020
                                                                                18.90             22.42          --       2019
                                                                                23.04             18.90          --       2018
                                                                                21.34             23.04          --       2017
                                                                                18.68             21.34          --       2016
                                                                                19.48             18.68          --       2015
                                                                                18.91             19.48          --       2014
                                                                                14.32             18.91          --       2013
                                                                                12.88             14.32          --       2012
                                                                                14.02             12.88          --       2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-13

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $12.98            $12.98          --       2020
                                                             12.37             12.98          --       2019
                                                             12.62             12.37          --       2018
                                                             12.45             12.62          --       2017
                                                             11.65             12.45          --       2016
                                                             12.00             11.65          --       2015
                                                             12.17             12.00          --       2014
                                                             11.95             12.17          --       2013
                                                             11.36             11.95          --       2012
                                                             11.30             11.36          --       2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $28.43            $36.31          --       2020
                                                             22.09             28.43          --       2019
                                                             24.13             22.09          --       2018
                                                             20.24             24.13          --       2017
                                                             19.16             20.24          --       2016
                                                             19.46             19.16          --       2015
                                                             17.78             19.46          --       2014
                                                             13.85             17.78          --       2013
                                                             12.16             13.85          --       2012
                                                             12.76             12.16          --       2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $20.67            $21.57          --       2020
                                                             16.58             20.67          --       2019
                                                             18.49             16.58          --       2018
                                                             16.74             18.49          --       2017
                                                             14.50             16.74          --       2016
                                                             15.45             14.50          --       2015
                                                             14.52             15.45          --       2014
                                                             11.59             14.52          --       2013
                                                             10.10             11.59          --       2012
                                                             10.23             10.10          --       2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $26.44            $30.56          --       2020
                                                             21.90             26.44          --       2019
                                                             26.20             21.90          --       2018
                                                             22.17             26.20          --       2017
                                                             20.20             22.17          --       2016
                                                             20.95             20.20          --       2015
                                                             20.15             20.95          --       2014
                                                             15.12             20.15          --       2013
                                                             13.46             15.12          --       2012
                                                             15.40             13.46          --       2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.39            $14.68          --       2020
                                                             11.40             13.39          --       2019
                                                             12.87             11.40          --       2018
                                                             11.72             12.87          --       2017
                                                             10.56             11.72          --       2016
                                                             11.48             10.56          --       2015
                                                             11.39             11.48          --       2014
                                                              9.38             11.39          --       2013
                                                              8.30              9.38          --       2012
                                                              8.59              8.30          --       2011
-----------------------------------------------------------------------------------------------------------

                                     B-14

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $18.42            $18.19         2,937     2020
                                                                16.19             18.42         2,943     2019
                                                                17.25             16.19         2,948     2018
                                                                16.04             17.25         2,954     2017
                                                                14.35             16.04         2,960     2016
                                                                15.75             14.35            --     2015
                                                                15.35             15.75            --     2014
                                                                13.74             15.35            --     2013
                                                                12.44             13.74            --     2012
                                                                12.39             12.44            --     2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $24.85            $35.24            --     2020
                                                                18.83             24.85            --     2019
                                                                19.49             18.83            --     2018
                                                                15.52             19.49            --     2017
                                                                16.11             15.52            --     2016
                                                                15.56             16.11            --     2015
                                                                14.11             15.56            --     2014
                                                                11.19             14.11            --     2013
                                                                10.15             11.19            --     2012
                                                                10.51             10.15            --     2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $18.67            $17.39         2,923     2020
                                                                15.54             18.67         2,929     2019
                                                                17.43             15.54         2,935     2018
                                                                16.41             17.43         2,941     2017
                                                                14.42             16.41         2,947     2016
                                                                15.47             14.42            --     2015
                                                                14.72             15.47            --     2014
                                                                11.71             14.72            --     2013
                                                                10.45             11.71            --     2012
                                                                10.77             10.45            --     2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $13.51            $13.09            --     2020
                                                                12.24             13.51            --     2019
                                                                14.77             12.24            --     2018
                                                                12.91             14.77            --     2017
                                                                12.28             12.91            --     2016
                                                                13.39             12.28            --     2015
                                                                15.37             13.39            --     2014
                                                                12.75             15.37            --     2013
                                                                11.00             12.75            --     2012
                                                                12.55             11.00            --     2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $12.09            $12.54            --     2020
                                                                10.71             12.09            --     2019
                                                                12.82             10.71            --     2018
                                                                11.04             12.82            --     2017
                                                                10.27             11.04            --     2016
                                                                11.20             10.27            --     2015
                                                                11.75             11.20            --     2014
                                                                 9.16             11.75            --     2013
                                                                 7.72              9.16            --     2012
                                                                 8.46              7.72            --     2011
--------------------------------------------------------------------------------------------------------------

                                     B-15

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.07            $14.88          --       2020
                                                                        13.27             14.07          --       2019
                                                                        13.53             13.27          --       2018
                                                                        13.32             13.53          --       2017
                                                                        13.30             13.32          --       2016
                                                                        13.42             13.30          --       2015
                                                                        13.04             13.42          --       2014
                                                                        13.50             13.04          --       2013
                                                                        13.07             13.50          --       2012
                                                                        12.40             13.07          --       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $34.62            $34.07          --       2020
                                                                        27.86             34.62          --       2019
                                                                        32.23             27.86          --       2018
                                                                        28.89             32.23          --       2017
                                                                        25.69             28.89          --       2016
                                                                        26.92             25.69          --       2015
                                                                        23.85             26.92          --       2014
                                                                        18.38             23.85          --       2013
                                                                        15.58             18.38          --       2012
                                                                        15.55             15.58          --       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $34.42            $38.37          --       2020
                                                                        28.18             34.42          --       2019
                                                                        32.64             28.18          --       2018
                                                                        28.89             32.64          --       2017
                                                                        24.50             28.89          --       2016
                                                                        26.39             24.50          --       2015
                                                                        24.55             26.39          --       2014
                                                                        17.60             24.55          --       2013
                                                                        14.99             17.60          --       2012
                                                                        16.06             14.99          --       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $28.15            $34.58          --       2020
                                                                        21.79             28.15          --       2019
                                                                        23.69             21.79          --       2018
                                                                        19.75             23.69          --       2017
                                                                        18.16             19.75          --       2016
                                                                        18.36             18.16          --       2015
                                                                        16.44             18.36          --       2014
                                                                        12.31             16.44          --       2013
                                                                        10.67             12.31          --       2012
                                                                        11.09             10.67          --       2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.04            $19.37          --       2020
                                                                        15.32             18.04          --       2019
                                                                        16.60             15.32          --       2018
                                                                        15.11             16.60          --       2017
                                                                        14.16             15.11          --       2016
                                                                        14.53             14.16          --       2015
                                                                        13.69             14.53          --       2014
                                                                        11.76             13.69          --       2013
                                                                        10.81             11.76          --       2012
                                                                        10.85             10.81          --       2011
----------------------------------------------------------------------------------------------------------------------

                                     B-16

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                  $11.36            $12.15            --     2020
                                                                    10.41             11.36            --     2019
                                                                    10.85             10.41            --     2018
                                                                    10.45             10.85            --     2017
                                                                     9.87             10.45            --     2016
                                                                    10.27              9.87            --     2015
                                                                    10.17             10.27            --     2014
                                                                    10.00             10.17            --     2013
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $17.05            $20.43            --     2020
                                                                    12.46             17.05            --     2019
                                                                    12.63             12.46            --     2018
                                                                    10.06             12.63            --     2017
                                                                     9.69             10.06            --     2016
                                                                    10.00              9.69            --     2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $18.76            $19.45            --     2020
                                                                    16.67             18.76            --     2019
                                                                    17.47             16.67            --     2018
                                                                    16.71             17.47            --     2017
                                                                    15.16             16.71            --     2016
                                                                    15.72             15.16            --     2015
                                                                    15.51             15.72            --     2014
                                                                    14.96             15.51            --     2013
                                                                    13.35             14.96            --     2012
                                                                    13.18             13.35            --     2011
------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares            $11.63            $11.74            --     2020
                                                                    11.40             11.63            --     2019
                                                                    11.59             11.40            --     2018
                                                                    11.66             11.59            --     2017
                                                                    11.73             11.66            --     2016
                                                                    11.92             11.73            --     2015
                                                                    12.06             11.92            --     2014
                                                                    12.31             12.06            --     2013
                                                                    11.86             12.31            --     2012
                                                                    11.97             11.86            --     2011
------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                       $16.70            $17.43            --     2020
                                                                    14.71             16.70            --     2019
                                                                    16.02             14.71            --     2018
                                                                    14.14             16.02            --     2017
                                                                    13.56             14.14            --     2016
                                                                    13.98             13.56         6,279     2015
                                                                    13.54             13.98         6,292     2014
                                                                    12.02             13.54         6,304     2013
                                                                    10.89             12.02         6,317     2012
                                                                    11.43             10.89         6,330     2011
------------------------------------------------------------------------------------------------------------------

                                     B-17

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares         $14.52            $15.11          --       2020
                                                      12.82             14.52          --       2019
                                                      14.00             12.82          --       2018
                                                      12.38             14.00          --       2017
                                                      11.91             12.38          --       2016
                                                      12.31             11.91          --       2015
                                                      11.95             12.31          --       2014
                                                      10.63             11.95          --       2013
                                                       9.66             10.63          --       2012
                                                      10.16              9.66          --       2011
----------------------------------------------------------------------------------------------------

                                     B-18

   Guaranteed Income Advantage (starting on or after April 29, 2005) -- with
                  Mortality and Expense Risk Charge of 1.45%

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $14.57            $15.68          --
  AB Growth and Income Portfolio -- Class B                                           18.69             18.87          --
  AB Large Cap Growth Portfolio -- Class B                                            26.78             35.67          --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $18.97            $25.46          --
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                    20.21             22.64          --
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares          21.63             25.50          --
  Invesco V.I. American Franchise Fund -- Series I shares                             23.68             33.22          --
  Invesco V.I. Global Real Estate Fund -- Series II shares                            11.87             10.23          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.32            $13.30          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $19.25            $21.22          --
  VP International Fund -- Class I                                                    11.39             14.13          --
  VP Ultra(R) Fund -- Class I                                                         26.04             38.45          --
  VP Value Fund -- Class I                                                            20.03             19.93          --
--------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios --MidCap Stock Portfolio --
   Initial Shares                                                                    $19.99            $21.29          --
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares                22.47             27.49          --
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                                    8.92              8.81          --
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                           $26.07            $35.63          --
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                            $16.45            $14.20          --
  DWS Small Mid Cap Value VIP -- Class B Shares                                       16.13             15.72          --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                    $13.24            $13.31          --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $19.87            $25.50          --
  VIP Equity-Income Portfolio -- Service Class 2                                      16.66             17.47          --
  VIP Mid Cap Portfolio -- Service Class 2                                            18.26             21.21          --
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                                     $13.99            $15.41          --
  Franklin Income VIP Fund -- Class 2 Shares                                          15.79             15.67          --
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                                21.67             30.89          --
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                                   14.83             13.87          --
  Templeton Foreign VIP Fund -- Class 2 Shares                                         9.34              9.10          --
  Templeton Growth VIP Fund -- Class 2 Shares                                         11.21             11.68          --
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            $13.93            $14.80          --
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                         10.00             11.91          --
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        10.00             12.79          --
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                           24.44             30.17          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
  AB Growth and Income Portfolio -- Class B                                    2020
  AB Large Cap Growth Portfolio -- Class B                                     2020
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
  VP International Fund -- Class I                                             2020
  VP Ultra(R) Fund -- Class I                                                  2020
  VP Value Fund -- Class I                                                     2020
-----------------------------------------------------------------------------------
BNY Mellon
-----------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios --MidCap Stock Portfolio --
   Initial Shares                                                              2020
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         2020
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                            2020
-----------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     2020
-----------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                      2020
  DWS Small Mid Cap Value VIP -- Class B Shares                                2020
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                              2020
-----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               2020
  VIP Equity-Income Portfolio -- Service Class 2                               2020
  VIP Mid Cap Portfolio -- Service Class 2                                     2020
-----------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                               2020
  Franklin Income VIP Fund -- Class 2 Shares                                   2020
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                         2020
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                            2020
  Templeton Foreign VIP Fund -- Class 2 Shares                                 2020
  Templeton Growth VIP Fund -- Class 2 Shares                                  2020
-----------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                      2020
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                  2020
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                 2020
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                    2020
-----------------------------------------------------------------------------------

                                     B-19

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares              $16.44            $17.74          --       2020
-----------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-----------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                 $11.74            $12.62          --       2020
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            17.47             21.03          --       2020
-----------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares             $17.56            $18.30          --       2020
  Low Duration Portfolio -- Administrative Class Shares            11.65             11.82          --       2020
-----------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                      $10.00            $10.98          --       2020
  Total Return V.I.S. Fund -- Class 3 Shares                       13.09             13.69          --       2020
-----------------------------------------------------------------------------------------------------------------

                                     B-20

                    Guaranteed Withdrawal Advantage Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.26            $15.27           --      2020
                                                                                  12.30             14.26           --      2019
                                                                                  13.41             12.30           --      2018
                                                                                  11.82             13.41           --      2017
                                                                                  11.55             11.82           --      2016
                                                                                  11.63             11.55           --      2015
                                                                                  11.07             11.63           --      2014
                                                                                   9.71             11.07           --      2013
                                                                                   8.74              9.71           --      2012
                                                                                   9.19              8.74           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $23.63            $23.74          451      2020
                                                                                  19.50             23.63          419      2019
                                                                                  21.12             19.50          459      2018
                                                                                  18.16             21.12          490      2017
                                                                                  16.68             18.16          622      2016
                                                                                  16.77             16.68          368      2015
                                                                                  15.65             16.77           --      2014
                                                                                  11.86             15.65           --      2013
                                                                                  10.32             11.86           --      2012
                                                                                   9.92             10.32           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $34.32            $45.47           57      2020
                                                                                  26.05             34.32           --      2019
                                                                                  25.97             26.05           --      2018
                                                                                  20.11             25.97           --      2017
                                                                                  20.04             20.11           --      2016
                                                                                  18.44             20.04           --      2015
                                                                                  16.52             18.44           --      2014
                                                                                  12.30             16.52           --      2013
                                                                                  10.75             12.30           --      2012
                                                                                  11.39             10.75           --      2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $23.79            $31.78           --      2020
                                                                                  17.86             23.79           --      2019
                                                                                  19.37             17.86           --      2018
                                                                                  15.62             19.37           --      2017
                                                                                  16.32             15.62           --      2016
                                                                                  16.12             16.32           --      2015
                                                                                  14.28             16.12           --      2014
                                                                                  11.25             14.28           --      2013
                                                                                  10.08             11.25           --      2012
                                                                                  10.43             10.08           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $25.25            $28.14           --      2020
                                                                                  19.54             25.25          454      2019
                                                                                  21.69             19.54          529      2018
                                                                                  18.97             21.69          384      2017
                                                                                  17.38             18.97          466      2016
                                                                                  17.19             17.38           --      2015
                                                                                  15.88             17.19           --      2014
                                                                                  12.32             15.88           --      2013
                                                                                  10.78             12.32           --      2012
                                                                                  11.03             10.78           --      2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-21

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $29.07            $34.10           141
                                                                                      23.50             29.07           128
                                                                                      26.80             23.50           143
                                                                                      23.99             26.80           132
                                                                                      20.79             23.99           145
                                                                                      22.58             20.79           400
                                                                                      20.63             22.58           284
                                                                                      14.96             20.63           752
                                                                                      12.97             14.96         2,004
                                                                                      13.55             12.97         2,689
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.66            $31.63            --
                                                                                      16.90             22.66            --
                                                                                      17.88             16.90            --
                                                                                      14.32             17.88            --
                                                                                      14.28             14.32            --
                                                                                      13.87             14.28            --
                                                                                      13.05             13.87            --
                                                                                       9.50             13.05            --
                                                                                       8.52              9.50            --
                                                                                      10.00              8.52            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $17.91            $15.35           113
                                                                                      14.89             17.91            92
                                                                                      16.22             14.89            98
                                                                                      14.67             16.22           104
                                                                                      14.70             14.67           137
                                                                                      15.25             14.70           135
                                                                                      13.61             15.25           139
                                                                                      13.55             13.61           758
                                                                                      10.81             13.55           370
                                                                                      11.82             10.81           538
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.11            $13.01           591
                                                                                      11.34             12.11           337
                                                                                      11.90             11.34           323
                                                                                      11.71             11.90           283
                                                                                      11.44             11.71           340
                                                                                      11.96             11.44            87
                                                                                      11.81             11.96           450
                                                                                      13.16             11.81         1,082
                                                                                      12.50             13.16         1,890
                                                                                      11.41             12.50         2,312
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $22.59            $24.77           243
                                                                                      18.59             22.59           109
                                                                                      20.36             18.59           119
                                                                                      17.23             20.36           204
                                                                                      15.48             17.23           341
                                                                                      16.73             15.48            --
                                                                                      15.17             16.73            --
                                                                                      11.39             15.17            --
                                                                                      10.12             11.39            --
                                                                                      10.01             10.12            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-22

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $18.12            $22.37           231     2020
                                                                                14.39             18.12           181     2019
                                                                                17.31             14.39           205     2018
                                                                                13.46             17.31           194     2017
                                                                                14.52             13.46           223     2016
                                                                                14.70             14.52           273     2015
                                                                                15.87             14.70           288     2014
                                                                                13.22             15.87           656     2013
                                                                                11.13             13.22         1,517     2012
                                                                                12.90             11.13         2,105     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $30.65            $45.04            38     2020
                                                                                23.23             30.65            --     2019
                                                                                23.52             23.23            --     2018
                                                                                18.14             23.52            --     2017
                                                                                17.71             18.14            --     2016
                                                                                17.00             17.71           112     2015
                                                                                15.76             17.00           125     2014
                                                                                11.73             15.76            --     2013
                                                                                10.50             11.73            --     2012
                                                                                10.59             10.50            --     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $22.87            $22.64            --     2020
                                                                                18.36             22.87            --     2019
                                                                                20.62             18.36            --     2018
                                                                                19.33             20.62            --     2017
                                                                                16.36             19.33            --     2016
                                                                                17.36             16.36            --     2015
                                                                                15.66             17.36            --     2014
                                                                                12.13             15.66            --     2013
                                                                                10.79             12.13            --     2012
                                                                                10.90             10.79            --     2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $23.44            $24.84            --     2020
                                                                                19.89             23.44            --     2019
                                                                                24.00             19.89            --     2018
                                                                                21.22             24.00            --     2017
                                                                                18.74             21.22            --     2016
                                                                                19.56             18.74            --     2015
                                                                                17.80             19.56            --     2014
                                                                                13.45             17.80            --     2013
                                                                                11.46             13.45            --     2012
                                                                                11.64             11.46            --     2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $26.56            $32.33            --     2020
                                                                                20.16             26.56            --     2019
                                                                                21.51             20.16            --     2018
                                                                                19.02             21.51            --     2017
                                                                                17.58             19.02            --     2016
                                                                                18.52             17.58           451     2015
                                                                                16.65             18.52           459     2014
                                                                                12.64             16.65            --     2013
                                                                                11.51             12.64            --     2012
                                                                                11.64             11.51            --     2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-23

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                               $ 8.89            $ 8.74           458     2020
                                                                    8.92              8.89           419     2019
                                                                    8.98              8.92           356     2018
                                                                    9.13              8.98           391     2017
                                                                    9.31              9.13           352     2016
                                                                    9.50              9.31           330     2015
                                                                    9.69              9.50            --     2014
                                                                    9.88              9.69            --     2013
                                                                   10.07              9.88            --     2012
                                                                   10.27             10.07            --     2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                        $24.94            $33.92           101     2020
                                                                   18.60             24.94            --     2019
                                                                   19.33             18.60            --     2018
                                                                   15.65             19.33            --     2017
                                                                   15.35             15.65            --     2016
                                                                   14.45             15.35            --     2015
                                                                   13.08             14.45            --     2014
                                                                    9.94             13.08            --     2013
                                                                    8.77              9.94            --     2012
                                                                   10.00              8.77            --     2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                         $15.74            $13.52           127     2020
                                                                   12.12             15.74            --     2019
                                                                   13.84             12.12            --     2018
                                                                   11.53             13.84            --     2017
                                                                   12.33             11.53            --     2016
                                                                   13.54             12.33            --     2015
                                                                   12.51             13.54            --     2014
                                                                    9.78             12.51            --     2013
                                                                    9.11              9.78            --     2012
                                                                   10.00              9.11            --     2011
-----------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                   $22.42            $21.74            --     2020
                                                                   18.90             22.42            --     2019
                                                                   23.04             18.90            --     2018
                                                                   21.34             23.04            --     2017
                                                                   18.68             21.34            --     2016
                                                                   19.48             18.68            --     2015
                                                                   18.91             19.48            --     2014
                                                                   14.32             18.91            --     2013
                                                                   12.88             14.32            --     2012
                                                                   14.02             12.88            --     2011
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                 $13.12            $13.12           130     2020
                                                                   12.50             13.12           249     2019
                                                                   12.76             12.50           292     2018
                                                                   12.58             12.76           197     2017
                                                                   11.78             12.58           157     2016
                                                                   12.13             11.78           168     2015
                                                                   12.30             12.13           444     2014
                                                                   12.08             12.30         1,042     2013
                                                                   11.48             12.08         1,238     2012
                                                                   11.42             11.48            --     2011
-----------------------------------------------------------------------------------------------------------------

                                     B-24

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $30.48            $38.92            --     2020
                                                             23.68             30.48            81     2019
                                                             25.87             23.68            94     2018
                                                             21.70             25.87           193     2017
                                                             20.54             21.70           135     2016
                                                             20.86             20.54           193     2015
                                                             19.06             20.86           204     2014
                                                             14.84             19.06           543     2013
                                                             13.03             14.84         1,345     2012
                                                             13.67             13.03         1,344     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $21.54            $22.48           306     2020
                                                             17.29             21.54            --     2019
                                                             19.28             17.29            --     2018
                                                             17.45             19.28            --     2017
                                                             15.12             17.45            --     2016
                                                             16.10             15.12           131     2015
                                                             15.14             16.10           132     2014
                                                             12.08             15.14           512     2013
                                                             10.53             12.08         1,236     2012
                                                             10.66             10.53         1,666     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $30.89            $35.70            48     2020
                                                             25.58             30.89            80     2019
                                                             30.61             25.58            87     2018
                                                             25.90             30.61            82     2017
                                                             23.60             25.90           114     2016
                                                             24.47             23.60           168     2015
                                                             23.53             24.47           174     2014
                                                             17.67             23.53            --     2013
                                                             15.73             17.67            --     2012
                                                             17.99             15.73            --     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.39            $14.68            --     2020
                                                             11.40             13.39            --     2019
                                                             12.87             11.40            --     2018
                                                             11.72             12.87            --     2017
                                                             10.56             11.72            --     2016
                                                             11.48             10.56            --     2015
                                                             11.39             11.48            --     2014
                                                              9.38             11.39            --     2013
                                                              8.30              9.38            --     2012
                                                              8.59              8.30            --     2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $18.42            $18.19         4,662     2020
                                                             16.19             18.42         6,552     2019
                                                             17.25             16.19         7,022     2018
                                                             16.04             17.25        23,331     2017
                                                             14.35             16.04        31,390     2016
                                                             15.75             14.35        32,412     2015
                                                             15.35             15.75        39,095     2014
                                                             13.74             15.35        39,510     2013
                                                             12.44             13.74        53,736     2012
                                                             12.39             12.44        65,228     2011
-----------------------------------------------------------------------------------------------------------

                                     B-25

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares            $24.85            $35.24           188     2020
                                                                   18.83             24.85           183     2019
                                                                   19.49             18.83           222     2018
                                                                   15.52             19.49           219     2017
                                                                   16.11             15.52           251     2016
                                                                   15.56             16.11           235     2015
                                                                   14.11             15.56            --     2014
                                                                   11.19             14.11            --     2013
                                                                   10.15             11.19            --     2012
                                                                   10.51             10.15            --     2011
-----------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares               $18.67            $17.39            --     2020
                                                                   15.54             18.67            --     2019
                                                                   17.43             15.54            --     2018
                                                                   16.41             17.43            --     2017
                                                                   14.42             16.41            --     2016
                                                                   15.47             14.42           207     2015
                                                                   14.72             15.47           207     2014
                                                                   11.71             14.72           526     2013
                                                                   10.45             11.71         1,276     2012
                                                                   10.77             10.45         1,677     2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                    $13.51            $13.09           521     2020
                                                                   12.24             13.51           704     2019
                                                                   14.77             12.24           680     2018
                                                                   12.91             14.77           628     2017
                                                                   12.28             12.91           955     2016
                                                                   13.39             12.28           983     2015
                                                                   15.37             13.39           558     2014
                                                                   12.75             15.37         1,183     2013
                                                                   11.00             12.75         2,749     2012
                                                                   12.55             11.00         2,130     2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                     $12.09            $12.54            --     2020
                                                                   10.71             12.09           135     2019
                                                                   12.82             10.71           137     2018
                                                                   11.04             12.82           131     2017
                                                                   10.27             11.04           268     2016
                                                                   11.20             10.27           578     2015
                                                                   11.75             11.20           571     2014
                                                                    9.16             11.75           883     2013
                                                                    7.72              9.16         2,184     2012
                                                                    8.46              7.72         2,273     2011
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $14.07            $14.88         1,733     2020
                                                                   13.27             14.07         1,687     2019
                                                                   13.53             13.27         1,593     2018
                                                                   13.32             13.53         1,963     2017
                                                                   13.30             13.32         2,433     2016
                                                                   13.42             13.30         2,262     2015
                                                                   13.04             13.42         1,285     2014
                                                                   13.50             13.04         3,142     2013
                                                                   13.07             13.50         6,649     2012
                                                                   12.40             13.07         8,880     2011
-----------------------------------------------------------------------------------------------------------------

                                     B-26

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $34.62            $34.07           157     2020
                                                                        27.86             34.62           167     2019
                                                                        32.23             27.86           186     2018
                                                                        28.89             32.23           149     2017
                                                                        25.69             28.89            98     2016
                                                                        26.92             25.69           107     2015
                                                                        23.85             26.92            --     2014
                                                                        18.38             23.85            --     2013
                                                                        15.58             18.38            --     2012
                                                                        15.55             15.58            --     2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $34.42            $38.37            44     2020
                                                                        28.18             34.42            24     2019
                                                                        32.64             28.18            26     2018
                                                                        28.89             32.64            51     2017
                                                                        24.50             28.89            68     2016
                                                                        26.39             24.50            --     2015
                                                                        24.55             26.39            --     2014
                                                                        17.60             24.55            --     2013
                                                                        14.99             17.60            --     2012
                                                                        16.06             14.99            --     2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $28.15            $34.58           323     2020
                                                                        21.79             28.15           408     2019
                                                                        23.69             21.79           475     2018
                                                                        19.75             23.69           352     2017
                                                                        18.16             19.75           496     2016
                                                                        18.36             18.16           491     2015
                                                                        16.44             18.36           522     2014
                                                                        12.31             16.44         1,416     2013
                                                                        10.67             12.31         3,645     2012
                                                                        11.09             10.67         6,552     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.04            $19.37         8,258     2020
                                                                        15.32             18.04        10,530     2019
                                                                        16.60             15.32        11,591     2018
                                                                        15.11             16.60        12,063     2017
                                                                        14.16             15.11        12,356     2016
                                                                        14.53             14.16        12,957     2015
                                                                        13.69             14.53        14,408     2014
                                                                        11.76             13.69        15,155     2013
                                                                        10.81             11.76        28,361     2012
                                                                        10.85             10.81        38,546     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.36            $12.15            --     2020
                                                                        10.41             11.36            --     2019
                                                                        10.85             10.41            --     2018
                                                                        10.45             10.85            --     2017
                                                                         9.87             10.45            --     2016
                                                                        10.27              9.87            --     2015
                                                                        10.17             10.27            --     2014
                                                                        10.00             10.17            --     2013
----------------------------------------------------------------------------------------------------------------------

                                     B-27

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $17.05            $20.43            --     2020
                                                                    12.46             17.05           144     2019
                                                                    12.63             12.46           178     2018
                                                                    10.06             12.63           330     2017
                                                                     9.69             10.06           293     2016
                                                                    10.00              9.69            --     2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $19.72            $20.45           171     2020
                                                                    17.53             19.72           250     2019
                                                                    18.37             17.53           206     2018
                                                                    17.57             18.37           222     2017
                                                                    15.94             17.57           251     2016
                                                                    16.53             15.94           399     2015
                                                                    16.31             16.53           130     2014
                                                                    15.73             16.31           315     2013
                                                                    14.04             15.73           633     2012
                                                                    13.85             14.04         1,246     2011
------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares            $11.63            $11.74           826     2020
                                                                    11.40             11.63           853     2019
                                                                    11.59             11.40           751     2018
                                                                    11.66             11.59           823     2017
                                                                    11.73             11.66           724     2016
                                                                    11.92             11.73           946     2015
                                                                    12.06             11.92         1,083     2014
                                                                    12.31             12.06         2,552     2013
                                                                    11.86             12.31         4,860     2012
                                                                    11.97             11.86         5,871     2011
------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                       $17.06            $17.80        19,155     2020
                                                                    15.02             17.06        22,057     2019
                                                                    16.36             15.02        22,962     2018
                                                                    14.43             16.36        23,565     2017
                                                                    13.84             14.43        33,204     2016
                                                                    14.28             13.84        33,318     2015
                                                                    13.83             14.28        36,464     2014
                                                                    12.27             13.83        37,265     2013
                                                                    11.12             12.27        38,041     2012
                                                                    11.67             11.12        39,010     2011
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                       $14.52            $15.11            --     2020
                                                                    12.82             14.52            --     2019
                                                                    14.00             12.82            --     2018
                                                                    12.38             14.00            --     2017
                                                                    11.91             12.38            --     2016
                                                                    12.31             11.91            --     2015
                                                                    11.95             12.31         5,967     2014
                                                                    10.63             11.95         5,998     2013
                                                                     9.66             10.63        10,409     2012
                                                                    10.16              9.66        13,041     2011
------------------------------------------------------------------------------------------------------------------

                                     B-28

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $13.81            $14.76         2,052     2020
                                                                                  11.95             13.81         2,252     2019
                                                                                  13.06             11.95         2,442     2018
                                                                                  11.55             13.06         2,648     2017
                                                                                  11.30             11.55         2,915     2016
                                                                                  11.41             11.30         3,085     2015
                                                                                  10.89             11.41         3,344     2014
                                                                                   9.58             10.89         3,574     2013
                                                                                   8.64              9.58         3,807     2012
                                                                                   9.11              8.64         4,136     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $19.81            $19.85           345     2020
                                                                                  16.39             19.81           410     2019
                                                                                  17.80             16.39           441     2018
                                                                                  15.34             17.80           629     2017
                                                                                  14.12             15.34           911     2016
                                                                                  14.24             14.12            --     2015
                                                                                  13.32             14.24            --     2014
                                                                                  10.12             13.32            --     2013
                                                                                   8.83             10.12            --     2012
                                                                                   8.51              8.83            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $27.35            $36.16           194     2020
                                                                                  20.82             27.35            --     2019
                                                                                  20.80             20.82            --     2018
                                                                                  16.15             20.80            --     2017
                                                                                  16.14             16.15            --     2016
                                                                                  14.88             16.14            --     2015
                                                                                  13.37             14.88            --     2014
                                                                                   9.98             13.37            --     2013
                                                                                   8.74              9.98            --     2012
                                                                                   9.29              8.74            --     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $20.17            $26.87            --     2020
                                                                                  15.18             20.17            --     2019
                                                                                  16.51             15.18            --     2018
                                                                                  13.34             16.51            --     2017
                                                                                  13.98             13.34            --     2016
                                                                                  13.84             13.98            --     2015
                                                                                  12.29             13.84            --     2014
                                                                                   9.71             12.29            --     2013
                                                                                   8.73              9.71            --     2012
                                                                                   9.05              8.73            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $20.71            $23.03            --     2020
                                                                                  16.08             20.71         1,845     2019
                                                                                  17.89             16.08         2,072     2018
                                                                                  15.68             17.89         1,548     2017
                                                                                  14.41             15.68         1,607     2016
                                                                                  14.29             14.41            --     2015
                                                                                  13.23             14.29            --     2014
                                                                                  10.29             13.23            --     2013
                                                                                   9.03             10.29            --     2012
                                                                                   9.26              9.03            --     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-29

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $19.61            $22.94           203
                                                                                      15.89             19.61           140
                                                                                      18.17             15.89           149
                                                                                      16.31             18.17           154
                                                                                      14.17             16.31           171
                                                                                      15.43             14.17         1,375
                                                                                      14.13             15.43         1,465
                                                                                      10.27             14.13         1,768
                                                                                       8.93             10.27         9,488
                                                                                       9.35              8.93         9,902
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.16            $30.86            --
                                                                                      16.57             22.16            --
                                                                                      17.58             16.57            --
                                                                                      14.12             17.58            --
                                                                                      14.11             14.12            --
                                                                                      13.74             14.11            --
                                                                                      12.96             13.74            --
                                                                                       9.45             12.96            --
                                                                                       8.50              9.45            --
                                                                                      10.00              8.50            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $13.79            $11.79           392
                                                                                      11.49             13.79           393
                                                                                      12.55             11.49           418
                                                                                      11.38             12.55           448
                                                                                      11.43             11.38           496
                                                                                      11.89             11.43           578
                                                                                      10.63             11.89           627
                                                                                      10.62             10.63         1,535
                                                                                       8.49             10.62         1,538
                                                                                       9.31              8.49         1,749
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.01            $12.87         1,597
                                                                                      11.28             12.01         1,114
                                                                                      11.87             11.28         1,108
                                                                                      11.70             11.87           940
                                                                                      11.46             11.70           966
                                                                                      12.02             11.46           283
                                                                                      11.89             12.02         1,538
                                                                                      13.29             11.89         1,693
                                                                                      12.65             13.29         5,904
                                                                                      11.58             12.65         5,835
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $19.58            $21.41           747
                                                                                      16.15             19.58           416
                                                                                      17.73             16.15           447
                                                                                      15.05             17.73           786
                                                                                      13.56             15.05         1,108
                                                                                      14.69             13.56            --
                                                                                      13.35             14.69            --
                                                                                      10.05             13.35            --
                                                                                       8.95             10.05            --
                                                                                       8.88              8.95            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-30

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $13.33            $16.41           850     2020
                                                                                10.61             13.33           822     2019
                                                                                12.80             10.61           934     2018
                                                                                 9.98             12.80           879     2017
                                                                                10.79              9.98           848     2016
                                                                                10.95             10.79         1,203     2015
                                                                                11.85             10.95         1,340     2014
                                                                                 9.90             11.85         1,406     2013
                                                                                 8.36              9.90         6,525     2012
                                                                                 9.71              8.36         6,987     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $27.60            $40.45           117     2020
                                                                                20.97             27.60            --     2019
                                                                                21.29             20.97            --     2018
                                                                                16.46             21.29            --     2017
                                                                                16.11             16.46            --     2016
                                                                                15.50             16.11           403     2015
                                                                                14.41             15.50           478     2014
                                                                                10.75             14.41            --     2013
                                                                                 9.65             10.75            --     2012
                                                                                 9.76              9.65            --     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $19.76            $19.52            --     2020
                                                                                15.91             19.76            --     2019
                                                                                17.91             15.91            --     2018
                                                                                16.84             17.91            --     2017
                                                                                14.29             16.84            --     2016
                                                                                15.20             14.29            --     2015
                                                                                13.74             15.20            --     2014
                                                                                10.67             13.74            --     2013
                                                                                 9.52             10.67            --     2012
                                                                                 9.64              9.52            --     2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $18.28            $19.33            --     2020
                                                                                15.55             18.28            --     2019
                                                                                18.82             15.55            --     2018
                                                                                16.68             18.82            --     2017
                                                                                14.77             16.68            --     2016
                                                                                15.45             14.77            --     2015
                                                                                14.10             15.45            --     2014
                                                                                10.68             14.10            --     2013
                                                                                 9.12             10.68            --     2012
                                                                                 9.29              9.12            --     2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $23.26            $28.24            --     2020
                                                                                17.70             23.26            --     2019
                                                                                18.94             17.70            --     2018
                                                                                16.79             18.94            --     2017
                                                                                15.55             16.79            --     2016
                                                                                16.42             15.55         1,673     2015
                                                                                14.80             16.42         1,818     2014
                                                                                11.27             14.80            --     2013
                                                                                10.29             11.27            --     2012
                                                                                10.43             10.29            --     2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-31

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                               $ 8.47            $ 8.30            --     2020
                                                                    8.52              8.47            --     2019
                                                                    8.60              8.52            --     2018
                                                                    8.76              8.60            --     2017
                                                                    8.96              8.76            --     2016
                                                                    9.16              8.96            --     2015
                                                                    9.37              9.16            --     2014
                                                                    9.58              9.37            --     2013
                                                                    9.80              9.58            --     2012
                                                                   10.01              9.80            --     2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                        $24.40            $33.09           284     2020
                                                                   18.24             24.40            --     2019
                                                                   19.00             18.24            --     2018
                                                                   15.43             19.00            --     2017
                                                                   15.17             15.43            --     2016
                                                                   14.31             15.17            --     2015
                                                                   12.99             14.31            --     2014
                                                                    9.90             12.99            --     2013
                                                                    8.75              9.90            --     2012
                                                                   10.00              8.75            --     2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                         $15.40            $13.19           346     2020
                                                                   11.88             15.40            --     2019
                                                                   13.61             11.88            --     2018
                                                                   11.36             13.61            --     2017
                                                                   12.18             11.36            --     2016
                                                                   13.42             12.18            --     2015
                                                                   12.43             13.42            --     2014
                                                                    9.74             12.43            --     2013
                                                                    9.10              9.74            --     2012
                                                                   10.00              9.10            --     2011
-----------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                   $16.16            $15.63            --     2020
                                                                   13.66             16.16            --     2019
                                                                   16.69             13.66            --     2018
                                                                   15.50             16.69            --     2017
                                                                   13.61             15.50            --     2016
                                                                   14.23             13.61            --     2015
                                                                   13.84             14.23            --     2014
                                                                   10.51             13.84            --     2013
                                                                    9.48             10.51            --     2012
                                                                   10.34              9.48            --     2011
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                 $12.23            $12.20           373     2020
                                                                   11.67             12.23           880     2019
                                                                   11.95             11.67         1,053     2018
                                                                   11.81             11.95           697     2017
                                                                   11.08             11.81           478     2016
                                                                   11.45             11.08           585     2015
                                                                   11.64             11.45         1,619     2014
                                                                   11.46             11.64         1,740     2013
                                                                   10.92             11.46         4,145     2012
                                                                   10.88             10.92            --     2011
-----------------------------------------------------------------------------------------------------------------

                                     B-32

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $21.72            $27.66            --     2020
                                                             16.92             21.72           378     2019
                                                             18.53             16.92           428     2018
                                                             15.58             18.53           901     2017
                                                             14.79             15.58           535     2016
                                                             15.06             14.79           881     2015
                                                             13.79             15.06           993     2014
                                                             10.77             13.79         1,202     2013
                                                              9.48             10.77         5,911     2012
                                                              9.97              9.48         4,674     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $17.14            $17.84         1,035     2020
                                                             13.79             17.14            --     2019
                                                             15.41             13.79            --     2018
                                                             13.99             15.41            --     2017
                                                             12.15             13.99            --     2016
                                                             12.97             12.15           540     2015
                                                             12.23             12.97           576     2014
                                                              9.78             12.23         1,014     2013
                                                              8.55              9.78         4,888     2012
                                                              8.68              8.55         5,258     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.80            $21.67           216     2020
                                                             15.60             18.80           436     2019
                                                             18.72             15.60           457     2018
                                                             15.88             18.72           450     2017
                                                             14.51             15.88           521     2016
                                                             15.08             14.51           892     2015
                                                             14.54             15.08           994     2014
                                                             10.94             14.54            --     2013
                                                              9.77             10.94            --     2012
                                                             11.20              9.77            --     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.98            $14.18            --     2020
                                                             11.07             12.98            --     2019
                                                             12.53             11.07            --     2018
                                                             11.44             12.53            --     2017
                                                             10.34             11.44            --     2016
                                                             11.27             10.34            --     2015
                                                             11.20             11.27            --     2014
                                                              9.26             11.20            --     2013
                                                              8.21              9.26            --     2012
                                                              8.52              8.21            --     2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $16.38            $16.13         4,267     2020
                                                             14.43             16.38         4,396     2019
                                                             15.42             14.43         4,672     2018
                                                             14.37             15.42         4,946     2017
                                                             12.89             14.37         5,166     2016
                                                             14.18             12.89        13,594     2015
                                                             13.86             14.18        15,845     2014
                                                             12.44             13.86        18,657     2013
                                                             11.29             12.44        25,868     2012
                                                             11.27             11.29        37,748     2011
-----------------------------------------------------------------------------------------------------------

                                     B-33

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                $22.73            $32.15           147     2020
                                                                       17.27             22.73            --     2019
                                                                       17.92             17.27            --     2018
                                                                       14.30             17.92            --     2017
                                                                       14.89             14.30            --     2016
                                                                       14.41             14.89            --     2015
                                                                       13.11             14.41            --     2014
                                                                       10.42             13.11            --     2013
                                                                        9.48             10.42            --     2012
                                                                        9.84              9.48            --     2011
---------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                   $15.36            $14.26            --     2020
                                                                       12.81             15.36            --     2019
                                                                       14.41             12.81            --     2018
                                                                       13.59             14.41            --     2017
                                                                       11.98             13.59            --     2016
                                                                       12.88             11.98           816     2015
                                                                       12.30             12.88           869     2014
                                                                        9.80             12.30         1,006     2013
                                                                        8.77              9.80         4,895     2012
                                                                        9.06              8.77         5,118     2011
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                        $10.62            $10.26            --     2020
                                                                        9.65             10.62         1,039     2019
                                                                       11.67              9.65         1,029     2018
                                                                       10.22             11.67           972     2017
                                                                        9.75             10.22         1,915     2016
                                                                       10.66              9.75         2,333     2015
                                                                       12.27             10.66         2,428     2014
                                                                       10.20             12.27         2,369     2013
                                                                        8.82             10.20        11,199     2012
                                                                       10.10              8.82         6,580     2011
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                         $11.67            $12.08            --     2020
                                                                       10.37             11.67           468     2019
                                                                       12.45             10.37           465     2018
                                                                       10.74             12.45           452     2017
                                                                       10.02             10.74           778     2016
                                                                       10.95             10.02         1,945     2015
                                                                       11.52             10.95         2,034     2014
                                                                        9.01             11.52         1,437     2013
                                                                        7.61              9.01         7,220     2012
                                                                        8.36              7.61         5,763     2011
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1             $13.59            $14.33         3,972     2020
                                                                       12.84             13.59         4,710     2019
                                                                       13.13             12.84         4,707     2018
                                                                       12.96             13.13         5,703     2017
                                                                       12.98             12.96         6,325     2016
                                                                       13.12             12.98         6,752     2015
                                                                       12.79             13.12         4,529     2014
                                                                       13.27             12.79         5,044     2013
                                                                       12.88             13.27        21,382     2012
                                                                       12.26             12.88        22,998     2011
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1         $11.54            $11.33           402     2020
                                                                        9.31             11.54           708     2019
                                                                       10.80              9.31           764     2018
                                                                       10.00             10.80           516     2017
---------------------------------------------------------------------------------------------------------------------

                                     B-34

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $13.82            $15.37           301     2020
                                                                        11.34             13.82           196     2019
                                                                        13.17             11.34           208     2018
                                                                        11.69             13.17           423     2017
                                                                        10.00             11.69           477     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $27.19            $33.31           909     2020
                                                                        21.10             27.19         1,413     2019
                                                                        23.00             21.10         1,584     2018
                                                                        19.22             23.00         1,215     2017
                                                                        17.71             19.22         1,444     2016
                                                                        17.96             17.71         1,654     2015
                                                                        16.12             17.96         1,875     2014
                                                                        12.10             16.12         2,319     2013
                                                                        10.52             12.10        11,884     2012
                                                                        10.96             10.52        16,820     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.51            $17.68         1,712     2020
                                                                        14.05             16.51         1,885     2019
                                                                        15.27             14.05         2,074     2018
                                                                        13.93             15.27         2,259     2017
                                                                        13.09             13.93         2,403     2016
                                                                        13.46             13.09         2,661     2015
                                                                        12.72             13.46         2,842     2014
                                                                        10.95             12.72         3,061     2013
                                                                        10.10             10.95         5,037     2012
                                                                        10.16             10.10        10,908     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.18            $11.93            --     2020
                                                                        10.27             11.18            --     2019
                                                                        10.73             10.27            --     2018
                                                                        10.36             10.73            --     2017
                                                                         9.81             10.36            --     2016
                                                                        10.24              9.81            --     2015
                                                                        10.16             10.24            --     2014
                                                                        10.00             10.16            --     2013
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $16.84            $20.13            --     2020
                                                                        12.34             16.84           488     2019
                                                                        12.54             12.34           589     2018
                                                                        10.01             12.54         1,113     2017
                                                                         9.67             10.01           831     2016
                                                                        10.00              9.67            --     2015
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $16.96            $17.54           260     2020
                                                                        15.12             16.96           637     2019
                                                                        15.88             15.12           489     2018
                                                                        15.23             15.88           523     2017
                                                                        13.85             15.23           557     2016
                                                                        14.39             13.85         1,178     2015
                                                                        14.24             14.39           521     2014
                                                                        13.77             14.24           570     2013
                                                                        12.32             13.77         2,311     2012
                                                                        12.19             12.32         3,637     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-35

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.30            $11.38           399     2020
                                                                 11.10             11.30           711     2019
                                                                 11.32             11.10           676     2018
                                                                 11.42             11.32           735     2017
                                                                 11.51             11.42           494     2016
                                                                 11.73             11.51         1,414     2015
                                                                 11.90             11.73         3,790     2014
                                                                 12.18             11.90         4,072     2013
                                                                 11.77             12.18        15,561     2012
                                                                 11.90             11.77        15,089     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.02            $14.56         4,753     2020
                                                                 12.41             14.02         5,097     2019
                                                                 13.59             12.41         5,464     2018
                                                                 12.05             13.59         5,622     2017
                                                                 11.62             12.05         6,131     2016
                                                                 12.04             11.62         6,404     2015
                                                                 11.72             12.04         9,360     2014
                                                                 10.45             11.72        12,155     2013
                                                                  9.52             10.45        20,222     2012
                                                                 10.04              9.52        29,722     2011
---------------------------------------------------------------------------------------------------------------

                                     B-36

  Lifetime Income Plus (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.38            $11.03           --
                                                                                      10.00             10.38           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.62            $10.59          151
                                                                                      10.00             10.62           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.83            $14.25          114
                                                                                      10.00             10.83           --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.88            $14.42           --
                                                                                      10.00             10.88           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.59            $11.72           --
                                                                                      10.00             10.59           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.80            $12.57           86
                                                                                      10.00             10.80           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.89            $15.09           --
                                                                                      10.00             10.89           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $10.25            $ 8.72          123
                                                                                      10.00             10.25           --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.08            $10.74          442
                                                                                      10.00             10.08           --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $10.62            $11.56          325
                                                                                      10.00             10.62           --
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                   $10.78            $13.20          246
                                                                                      10.00             10.78           --
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                        $10.87            $15.85           69
                                                                                      10.00             10.87           --
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund --Class I                                                            $10.84            $10.65           --
                                                                                      10.00             10.84           --
--------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios --MidCap Stock Portfolio --
   Initial Shares                                                                    $10.44            $10.98           --
                                                                                      10.00             10.44           --
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares               $10.89            $13.15           --
                                                                                      10.00             10.89           --
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                                  $ 9.94            $ 9.69           --
                                                                                      10.00              9.94           --
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                           $10.68            $14.42          150
                                                                                      10.00             10.68           --
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                            $10.98            $ 9.36          113
                                                                                      10.00             10.98           --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  VP International Fund -- Class I                                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  VP Value Fund --Class I                                                      2020
                                                                               2019
-----------------------------------------------------------------------------------
BNY Mellon
-----------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios --MidCap Stock Portfolio --
   Initial Shares                                                              2020
                                                                               2019
-----------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         2020
                                                                               2019
-----------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                            2020
                                                                               2019
-----------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                      2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-37

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                        $10.44            $10.05            --     2020
                                                                        10.00             10.44            --     2019
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                      $10.08            $10.00           105     2020
                                                                        10.00             10.08            --     2019
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                       $10.62            $13.45            --     2020
                                                                        10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                       $10.72            $11.11           389     2020
                                                                        10.00             10.72            --     2019
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                             $10.35            $11.87            92     2020
                                                                        10.00             10.35            --     2019
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $10.44            $11.35            --     2020
                                                                        10.00             10.44            --     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $10.30            $10.09            --     2020
                                                                        10.00             10.30            --     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                 $10.34            $14.55            75     2020
                                                                        10.00             10.34            --     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.57            $ 9.77            --     2020
                                                                        10.00             10.57            --     2019
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $10.53            $10.12            --     2020
                                                                        10.00             10.53            --     2019
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.63            $10.94            --     2020
                                                                        10.00             10.63            --     2019
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $10.09            $10.59         1,239     2020
                                                                        10.00             10.09            --     2019
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.45            $10.21           105     2020
                                                                        10.00             10.45            --     2019
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $10.57            $11.69            92     2020
                                                                        10.00             10.57            --     2019
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $10.88            $13.27           532     2020
                                                                        10.00             10.88            --     2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.46            $11.15            --     2020
                                                                        10.00             10.46            --     2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $10.15            $10.78            --     2020
                                                                        10.00             10.15            --     2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.95            $13.02            --     2020
                                                                        10.00             10.95            --     2019
----------------------------------------------------------------------------------------------------------------------

                                     B-38

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $10.24            $10.54          100      2020
                                                                 10.00             10.24           --      2019
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.01            $10.03          105      2020
                                                                 10.00             10.01           --      2019
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $10.24            $10.58           --      2020
                                                                 10.00             10.24           --      2019
---------------------------------------------------------------------------------------------------------------

                                     B-39

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $13.64            $14.56          --       2020
                                                                                  11.81             13.64          --       2019
                                                                                  12.92             11.81          --       2018
                                                                                  11.44             12.92          --       2017
                                                                                  11.21             11.44          --       2016
                                                                                  11.32             11.21          --       2015
                                                                                  10.82             11.32          --       2014
                                                                                   9.53             10.82          --       2013
                                                                                   8.60              9.53          --       2012
                                                                                   9.08              8.60          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $17.75            $17.77          --       2020
                                                                                  14.70             17.75          --       2019
                                                                                  15.98             14.70          --       2018
                                                                                  13.79             15.98          --       2017
                                                                                  12.71             13.79          --       2016
                                                                                  12.82             12.71          --       2015
                                                                                  12.01             12.82          --       2014
                                                                                   9.13             12.01          --       2013
                                                                                   7.97              9.13          --       2012
                                                                                   7.69              7.97          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $27.17            $35.87          --       2020
                                                                                  20.70             27.17          --       2019
                                                                                  20.71             20.70          --       2018
                                                                                  16.09             20.71          --       2017
                                                                                  16.09             16.09          --       2016
                                                                                  14.86             16.09          --       2015
                                                                                  13.36             14.86          --       2014
                                                                                   9.98             13.36          --       2013
                                                                                   8.75              9.98          --       2012
                                                                                   9.31              8.75          --       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $19.40            $25.83          --       2020
                                                                                  14.62             19.40          --       2019
                                                                                  15.91             14.62          --       2018
                                                                                  12.88             15.91          --       2017
                                                                                  13.51             12.88          --       2016
                                                                                  13.39             13.51          --       2015
                                                                                  11.90             13.39          --       2014
                                                                                   9.41             11.90          --       2013
                                                                                   8.46              9.41          --       2012
                                                                                   8.78              8.46          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $19.10            $21.22          --       2020
                                                                                  14.84             19.10          --       2019
                                                                                  16.53             14.84          --       2018
                                                                                  14.51             16.53          --       2017
                                                                                  13.34             14.51          --       2016
                                                                                  13.24             13.34          --       2015
                                                                                  12.28             13.24          --       2014
                                                                                   9.56             12.28          --       2013
                                                                                   8.39              9.56          --       2012
                                                                                   8.62              8.39          --       2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-40

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $19.56            $22.86          --
                                                                                      15.87             19.56          --
                                                                                      18.16             15.87          --
                                                                                      16.32             18.16          --
                                                                                      14.19             16.32          --
                                                                                      15.47             14.19          --
                                                                                      14.18             15.47          --
                                                                                      10.32             14.18          --
                                                                                       8.98             10.32          --
                                                                                       9.41              8.98          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $21.97            $30.55          --
                                                                                      16.44             21.97          --
                                                                                      17.46             16.44          --
                                                                                      14.04             17.46          --
                                                                                      14.05             14.04          --
                                                                                      13.69             14.05          --
                                                                                      12.92             13.69          --
                                                                                       9.44             12.92          --
                                                                                       8.49              9.44          --
                                                                                      10.00              8.49          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $10.21            $ 8.72          --
                                                                                       8.52             10.21          --
                                                                                       9.31              8.52          --
                                                                                       8.45              9.31          --
                                                                                       8.50              8.45          --
                                                                                       8.85              8.50          --
                                                                                       7.92              8.85          --
                                                                                       7.92              7.92          --
                                                                                       6.34              7.92          --
                                                                                       6.95              6.34          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.61            $12.43          --
                                                                                      10.91             11.61          --
                                                                                      11.50             10.91          --
                                                                                      11.35             11.50          --
                                                                                      11.13             11.35          --
                                                                                      11.68             11.13          --
                                                                                      11.57             11.68          --
                                                                                      12.94             11.57          --
                                                                                      12.34             12.94          --
                                                                                      11.30             12.34          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $16.63            $18.16          --
                                                                                      13.73             16.63          --
                                                                                      15.09             13.73          --
                                                                                      12.82             15.09          --
                                                                                      11.56             12.82          --
                                                                                      12.54             11.56          --
                                                                                      11.41             12.54          --
                                                                                       8.60             11.41          --
                                                                                       7.67              8.60          --
                                                                                       7.61              7.67          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-41

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $11.41            $14.04          --       2020
                                                                                 9.10             11.41          --       2019
                                                                                10.98              9.10          --       2018
                                                                                 8.57             10.98          --       2017
                                                                                 9.28              8.57          --       2016
                                                                                 9.43              9.28          --       2015
                                                                                10.21              9.43          --       2014
                                                                                 8.54             10.21          --       2013
                                                                                 7.21              8.54          --       2012
                                                                                 8.39              7.21          --       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $27.30            $39.97          --       2020
                                                                                20.76             27.30          --       2019
                                                                                21.10             20.76          --       2018
                                                                                16.33             21.10          --       2017
                                                                                16.00             16.33          --       2016
                                                                                15.41             16.00          --       2015
                                                                                14.34             15.41          --       2014
                                                                                10.71             14.34          --       2013
                                                                                 9.62             10.71          --       2012
                                                                                 9.74              9.62          --       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $16.76            $16.53          --       2020
                                                                                13.50             16.76          --       2019
                                                                                15.21             13.50          --       2018
                                                                                14.32             15.21          --       2017
                                                                                12.16             14.32          --       2016
                                                                                12.95             12.16          --       2015
                                                                                11.72             12.95          --       2014
                                                                                 9.11             11.72          --       2013
                                                                                 8.14              9.11          --       2012
                                                                                 8.25              8.14          --       2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $17.20            $18.17          --       2020
                                                                                14.65             17.20          --       2019
                                                                                17.75             14.65          --       2018
                                                                                15.74             17.75          --       2017
                                                                                13.95             15.74          --       2016
                                                                                14.62             13.95          --       2015
                                                                                13.35             14.62          --       2014
                                                                                10.12             13.35          --       2013
                                                                                 8.66             10.12          --       2012
                                                                                 8.82              8.66          --       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $20.92            $25.37          --       2020
                                                                                15.93             20.92          --       2019
                                                                                17.06             15.93          --       2018
                                                                                15.14             17.06          --       2017
                                                                                14.04             15.14          --       2016
                                                                                14.84             14.04          --       2015
                                                                                13.39             14.84          --       2014
                                                                                10.20             13.39          --       2013
                                                                                 9.33             10.20          --       2012
                                                                                 9.46              9.33          --       2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-42

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                               $ 8.15            $ 7.98          --       2020
                                                                    8.21              8.15          --       2019
                                                                    8.30              8.21          --       2018
                                                                    8.46              8.30          --       2017
                                                                    8.66              8.46          --       2016
                                                                    8.86              8.66          --       2015
                                                                    9.07              8.86          --       2014
                                                                    9.29              9.07          --       2013
                                                                    9.51              9.29          --       2012
                                                                    9.73              9.51          --       2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                        $24.18            $32.77          --       2020
                                                                   18.09             24.18          --       2019
                                                                   18.87             18.09          --       2018
                                                                   15.34             18.87          --       2017
                                                                   15.09             15.34          --       2016
                                                                   14.26             15.09          --       2015
                                                                   12.95             14.26          --       2014
                                                                    9.88             12.95          --       2013
                                                                    8.75              9.88          --       2012
                                                                   10.00              8.75          --       2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                         $15.26            $13.06          --       2020
                                                                   11.79             15.26          --       2019
                                                                   13.52             11.79          --       2018
                                                                   11.30             13.52          --       2017
                                                                   12.12             11.30          --       2016
                                                                   13.36             12.12          --       2015
                                                                   12.40             13.36          --       2014
                                                                    9.72             12.40          --       2013
                                                                    9.09              9.72          --       2012
                                                                   10.00              9.09          --       2011
-----------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                   $14.49            $14.00          --       2020
                                                                   12.26             14.49          --       2019
                                                                   15.00             12.26          --       2018
                                                                   13.94             15.00          --       2017
                                                                   12.25             13.94          --       2016
                                                                   12.82             12.25          --       2015
                                                                   12.49             12.82          --       2014
                                                                    9.49             12.49          --       2013
                                                                    8.56              9.49          --       2012
                                                                    9.36              8.56          --       2011
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                 $11.84            $11.80          --       2020
                                                                   11.32             11.84          --       2019
                                                                   11.59             11.32          --       2018
                                                                   11.47             11.59          --       2017
                                                                   10.78             11.47          --       2016
                                                                   11.14             10.78          --       2015
                                                                   11.34             11.14          --       2014
                                                                   11.18             11.34          --       2013
                                                                   10.66             11.18          --       2012
                                                                   10.64             10.66          --       2011
-----------------------------------------------------------------------------------------------------------------

                                     B-43

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $20.86            $26.54          --       2020
                                                             16.26             20.86          --       2019
                                                             17.83             16.26          --       2018
                                                             15.01             17.83          --       2017
                                                             14.26             15.01          --       2016
                                                             14.54             14.26          --       2015
                                                             13.33             14.54          --       2014
                                                             10.42             13.33          --       2013
                                                              9.18             10.42          --       2012
                                                              9.66              9.18          --       2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $15.43            $16.04          --       2020
                                                             12.42             15.43          --       2019
                                                             13.91             12.42          --       2018
                                                             12.63             13.91          --       2017
                                                             10.98             12.63          --       2016
                                                             11.74             10.98          --       2015
                                                             11.08             11.74          --       2014
                                                              8.87             11.08          --       2013
                                                              7.76              8.87          --       2012
                                                              7.89              7.76          --       2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.84            $21.70          --       2020
                                                             15.66             18.84          --       2019
                                                             18.81             15.66          --       2018
                                                             15.97             18.81          --       2017
                                                             14.60             15.97          --       2016
                                                             15.19             14.60          --       2015
                                                             14.67             15.19          --       2014
                                                             11.05             14.67          --       2013
                                                              9.87             11.05          --       2012
                                                             11.33              9.87          --       2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.82            $13.99          --       2020
                                                             10.94             12.82          --       2019
                                                             12.40             10.94          --       2018
                                                             11.33             12.40          --       2017
                                                             10.25             11.33          --       2016
                                                             11.18             10.25          --       2015
                                                             11.13             11.18          --       2014
                                                              9.20             11.13          --       2013
                                                              8.17              9.20          --       2012
                                                              8.49              8.17          --       2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $14.65            $14.42          --       2020
                                                             12.92             14.65          --       2019
                                                             13.83             12.92          --       2018
                                                             12.90             13.83          --       2017
                                                             11.58             12.90          --       2016
                                                             12.75             11.58          --       2015
                                                             12.48             12.75          --       2014
                                                             11.21             12.48          --       2013
                                                             10.18             11.21          --       2012
                                                             10.18             10.18          --       2011
-----------------------------------------------------------------------------------------------------------

                                     B-44

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares            $19.73            $27.88          --       2020
                                                                   15.01             19.73          --       2019
                                                                   15.59             15.01          --       2018
                                                                   12.45             15.59          --       2017
                                                                   12.98             12.45          --       2016
                                                                   12.58             12.98          --       2015
                                                                   11.45             12.58          --       2014
                                                                    9.11             11.45          --       2013
                                                                    8.30              9.11          --       2012
                                                                    8.62              8.30          --       2011
-----------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares               $13.95            $12.94          --       2020
                                                                   11.65             13.95          --       2019
                                                                   13.12             11.65          --       2018
                                                                   12.39             13.12          --       2017
                                                                   10.93             12.39          --       2016
                                                                   11.76             10.93          --       2015
                                                                   11.24             11.76          --       2014
                                                                    8.97             11.24          --       2013
                                                                    8.04              8.97          --       2012
                                                                    8.31              8.04          --       2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                    $ 9.14            $ 8.83          --       2020
                                                                    8.32              9.14          --       2019
                                                                   10.07              8.32          --       2018
                                                                    8.83             10.07          --       2017
                                                                    8.43              8.83          --       2016
                                                                    9.23              8.43          --       2015
                                                                   10.63              9.23          --       2014
                                                                    8.85             10.63          --       2013
                                                                    7.66              8.85          --       2012
                                                                    8.78              7.66          --       2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                     $10.50            $10.85          --       2020
                                                                    9.33             10.50          --       2019
                                                                   11.22              9.33          --       2018
                                                                    9.69             11.22          --       2017
                                                                    9.05              9.69          --       2016
                                                                    9.90              9.05          --       2015
                                                                   10.43              9.90          --       2014
                                                                    8.16             10.43          --       2013
                                                                    6.90              8.16          --       2012
                                                                    7.59              6.90          --       2011
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $12.75            $13.44          --       2020
                                                                   12.07             12.75          --       2019
                                                                   12.35             12.07          --       2018
                                                                   12.20             12.35          --       2017
                                                                   12.23             12.20          --       2016
                                                                   12.38             12.23          --       2015
                                                                   12.08             12.38          --       2014
                                                                   12.54             12.08          --       2013
                                                                   12.19             12.54          --       2012
                                                                   11.61             12.19          --       2011
-----------------------------------------------------------------------------------------------------------------

                                     B-45

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1         $23.10            $28.27          --       2020
                                                                     17.95             23.10          --       2019
                                                                     19.58             17.95          --       2018
                                                                     16.38             19.58          --       2017
                                                                     15.11             16.38          --       2016
                                                                     15.34             15.11          --       2015
                                                                     13.78             15.34          --       2014
                                                                     10.36             13.78          --       2013
                                                                      9.01             10.36          --       2012
                                                                      9.40              9.01          --       2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $15.26            $16.32          --       2020
                                                                     13.00             15.26          --       2019
                                                                     14.14             13.00          --       2018
                                                                     12.92             14.14          --       2017
                                                                     12.15             12.92          --       2016
                                                                     12.51             12.15          --       2015
                                                                     11.83             12.51          --       2014
                                                                     10.19             11.83          --       2013
                                                                      9.41             10.19          --       2012
                                                                      9.48              9.41          --       2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                   $11.10            $11.84          --       2020
                                                                     10.21             11.10          --       2019
                                                                     10.68             10.21          --       2018
                                                                     10.32             10.68          --       2017
                                                                      9.78             10.32          --       2016
                                                                     10.22              9.78          --       2015
                                                                     10.16             10.22          --       2014
                                                                     10.00             10.16          --       2013
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                             $16.76            $20.01          --       2020
                                                                     12.29             16.76          --       2019
                                                                     12.51             12.29          --       2018
                                                                      9.99             12.51          --       2017
                                                                      9.66              9.99          --       2016
                                                                     10.00              9.66          --       2015
-------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares               $16.01            $16.54          --       2020
                                                                     14.29             16.01          --       2019
                                                                     15.02             14.29          --       2018
                                                                     14.42             15.02          --       2017
                                                                     13.13             14.42          --       2016
                                                                     13.66             13.13          --       2015
                                                                     13.53             13.66          --       2014
                                                                     13.10             13.53          --       2013
                                                                     11.73             13.10          --       2012
                                                                     11.62             11.73          --       2011
-------------------------------------------------------------------------------------------------------------------

                                     B-46

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.92            $10.99          --       2020
                                                                 10.75             10.92          --       2019
                                                                 10.97             10.75          --       2018
                                                                 11.07             10.97          --       2017
                                                                 11.18             11.07          --       2016
                                                                 11.40             11.18          --       2015
                                                                 11.57             11.40          --       2014
                                                                 11.86             11.57          --       2013
                                                                 11.47             11.86          --       2012
                                                                 11.61             11.47          --       2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.09            $13.57          --       2020
                                                                 11.59             13.09          --       2019
                                                                 12.71             11.59          --       2018
                                                                 11.28             12.71          --       2017
                                                                 10.89             11.28          --       2016
                                                                 11.29             10.89          --       2015
                                                                 11.00             11.29          --       2014
                                                                  9.82             11.00          --       2013
                                                                  8.96              9.82          --       2012
                                                                  9.46              8.96          --       2011
---------------------------------------------------------------------------------------------------------------

                                     B-47

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $13.81            $14.76           --      2020
                                                                                  11.95             13.81           --      2019
                                                                                  13.06             11.95           --      2018
                                                                                  11.55             13.06           --      2017
                                                                                  11.30             11.55           --      2016
                                                                                  11.41             11.30           --      2015
                                                                                  10.89             11.41           --      2014
                                                                                   9.58             10.89           --      2013
                                                                                   8.64              9.58           --      2012
                                                                                   9.11              8.64           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $21.59            $21.64           34      2020
                                                                                  17.86             21.59           36      2019
                                                                                  19.40             17.86           41      2018
                                                                                  16.72             19.40           62      2017
                                                                                  15.39             16.72           88      2016
                                                                                  15.52             15.39           --      2015
                                                                                  14.52             15.52           --      2014
                                                                                  11.03             14.52           --      2013
                                                                                   9.62             11.03           --      2012
                                                                                   9.27              9.62           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $29.46            $38.94           19      2020
                                                                                  22.42             29.46           --      2019
                                                                                  22.41             22.42           --      2018
                                                                                  17.40             22.41           --      2017
                                                                                  17.38             17.40           --      2016
                                                                                  16.03             17.38           --      2015
                                                                                  14.40             16.03           --      2014
                                                                                  10.75             14.40           --      2013
                                                                                   9.42             10.75           --      2012
                                                                                  10.00              9.42           --      2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $22.10            $29.45           --      2020
                                                                                  16.63             22.10           --      2019
                                                                                  18.09             16.63           --      2018
                                                                                  14.62             18.09           --      2017
                                                                                  15.32             14.62           --      2016
                                                                                  15.17             15.32           --      2015
                                                                                  13.47             15.17           --      2014
                                                                                  10.64             13.47           --      2013
                                                                                   9.56             10.64           --      2012
                                                                                   9.91              9.56           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $22.77            $25.32           --      2020
                                                                                  17.68             22.77          157      2019
                                                                                  19.67             17.68          194      2018
                                                                                  17.24             19.67          151      2017
                                                                                  15.84             17.24          154      2016
                                                                                  15.71             15.84           --      2015
                                                                                  14.55             15.71           --      2014
                                                                                  11.32             14.55           --      2013
                                                                                   9.92             11.32           --      2012
                                                                                  10.18              9.92           --      2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-48

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $23.42            $27.41           18
                                                                                      18.99             23.42           11
                                                                                      21.70             18.99           13
                                                                                      19.48             21.70           14
                                                                                      16.93             19.48           15
                                                                                      18.43             16.93          110
                                                                                      16.88             18.43          115
                                                                                      12.27             16.88          133
                                                                                      10.66             12.27          174
                                                                                      11.17             10.66          197
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.16            $30.86           --
                                                                                      16.57             22.16           --
                                                                                      17.58             16.57           --
                                                                                      14.12             17.58           --
                                                                                      14.11             14.12           --
                                                                                      13.74             14.11           --
                                                                                      12.96             13.74           --
                                                                                       9.45             12.96           --
                                                                                       8.50              9.45           --
                                                                                      10.00              8.50           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $10.34            $ 8.84           56
                                                                                       8.62             10.34           50
                                                                                       9.41              8.62           57
                                                                                       8.54              9.41           64
                                                                                       8.57              8.54           69
                                                                                       8.92              8.57           73
                                                                                       7.98              8.92           79
                                                                                       7.96              7.98          187
                                                                                       6.37              7.96           45
                                                                                       6.98              6.37           55
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.76            $12.61          177
                                                                                      11.05             11.76          108
                                                                                      11.62             11.05          111
                                                                                      11.46             11.62          102
                                                                                      11.23             11.46          103
                                                                                      11.77             11.23           28
                                                                                      11.65             11.77          152
                                                                                      13.02             11.65          160
                                                                                      12.40             13.02          136
                                                                                      11.34             12.40          141
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $16.84            $18.42           95
                                                                                      13.89             16.84           46
                                                                                      15.26             13.89           53
                                                                                      12.95             15.26           98
                                                                                      11.66             12.95          137
                                                                                      12.64             11.66           --
                                                                                      11.48             12.64           --
                                                                                       8.65             11.48           --
                                                                                       7.70              8.65           --
                                                                                       7.64              7.70           --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-49

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $11.56            $14.23          104      2020
                                                                                 9.21             11.56           89      2019
                                                                                11.10              9.21          107      2018
                                                                                 8.65             11.10          108      2017
                                                                                 9.36              8.65          102      2016
                                                                                 9.50              9.36          133      2015
                                                                                10.28              9.50          149      2014
                                                                                 8.59             10.28          146      2013
                                                                                 7.25              8.59          165      2012
                                                                                 8.42              7.25          193      2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $27.66            $40.53           12      2020
                                                                                21.01             27.66           --      2019
                                                                                21.33             21.01           --      2018
                                                                                16.49             21.33           --      2017
                                                                                16.14             16.49           --      2016
                                                                                15.53             16.14           39      2015
                                                                                14.44             15.53           46      2014
                                                                                10.77             14.44           --      2013
                                                                                 9.67             10.77           --      2012
                                                                                 9.78              9.67           --      2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $16.98            $16.77           --      2020
                                                                                13.66             16.98           --      2019
                                                                                15.38             13.66           --      2018
                                                                                14.46             15.38           --      2017
                                                                                12.27             14.46           --      2016
                                                                                13.06             12.27           --      2015
                                                                                11.80             13.06           --      2014
                                                                                 9.16             11.80           --      2013
                                                                                 8.18              9.16           --      2012
                                                                                 8.28              8.18           --      2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $17.43            $18.43           --      2020
                                                                                14.83             17.43           --      2019
                                                                                17.94             14.83           --      2018
                                                                                15.90             17.94           --      2017
                                                                                14.08             15.90           --      2016
                                                                                14.73             14.08           --      2015
                                                                                13.44             14.73           --      2014
                                                                                10.18             13.44           --      2013
                                                                                 8.70             10.18           --      2012
                                                                                 8.86              8.70           --      2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $21.19            $25.73           --      2020
                                                                                16.12             21.19           --      2019
                                                                                17.25             16.12           --      2018
                                                                                15.29             17.25           --      2017
                                                                                14.16             15.29           --      2016
                                                                                14.96             14.16          176      2015
                                                                                13.48             14.96          189      2014
                                                                                10.26             13.48           --      2013
                                                                                 9.37             10.26           --      2012
                                                                                 9.50              9.37           --      2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-50

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                               $ 8.26            $ 8.10           --      2020
                                                                    8.31              8.26           --      2019
                                                                    8.39              8.31           --      2018
                                                                    8.55              8.39           --      2017
                                                                    8.74              8.55           --      2016
                                                                    8.93              8.74           --      2015
                                                                    9.14              8.93           --      2014
                                                                    9.34              9.14           --      2013
                                                                    9.55              9.34           --      2012
                                                                    9.77              9.55           --      2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                        $24.40            $33.09           30      2020
                                                                   18.24             24.40           --      2019
                                                                   19.00             18.24           --      2018
                                                                   15.43             19.00           --      2017
                                                                   15.17             15.43           --      2016
                                                                   14.31             15.17           --      2015
                                                                   12.99             14.31           --      2014
                                                                    9.90             12.99           --      2013
                                                                    8.75              9.90           --      2012
                                                                   10.00              8.75           --      2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                         $15.40            $13.19           38      2020
                                                                   11.88             15.40           --      2019
                                                                   13.61             11.88           --      2018
                                                                   11.36             13.61           --      2017
                                                                   12.18             11.36           --      2016
                                                                   13.42             12.18           --      2015
                                                                   12.43             13.42           --      2014
                                                                    9.74             12.43           --      2013
                                                                    9.10              9.74           --      2012
                                                                   10.00              9.10           --      2011
-----------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                   $14.68            $14.20           --      2020
                                                                   12.41             14.68           --      2019
                                                                   15.16             12.41           --      2018
                                                                   14.08             15.16           --      2017
                                                                   12.36             14.08           --      2016
                                                                   12.92             12.36           --      2015
                                                                   12.57             12.92           --      2014
                                                                    9.54             12.57           --      2013
                                                                    8.61              9.54           --      2012
                                                                    9.39              8.61           --      2011
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                 $12.41            $12.38           40      2020
                                                                   11.85             12.41           82      2019
                                                                   12.12             11.85          103      2018
                                                                   11.98             12.12           73      2017
                                                                   11.25             11.98           49      2016
                                                                   11.62             11.25           56      2015
                                                                   11.81             11.62          154      2014
                                                                   11.63             11.81          158      2013
                                                                   11.08             11.63           92      2012
                                                                   11.05             11.08           --      2011
-----------------------------------------------------------------------------------------------------------------

                                     B-51

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $24.70            $31.46            --     2020
                                                             19.24             24.70            31     2019
                                                             21.07             19.24            38     2018
                                                             17.72             21.07            85     2017
                                                             16.82             17.72            50     2016
                                                             17.12             16.82            74     2015
                                                             15.68             17.12            83     2014
                                                             12.24             15.68            96     2013
                                                             10.78             12.24           116     2012
                                                             11.34             10.78            97     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $19.25            $20.04            99     2020
                                                             15.49             19.25            --     2019
                                                             17.31             15.49            --     2018
                                                             15.71             17.31            --     2017
                                                             13.65             15.71            --     2016
                                                             14.57             13.65            46     2015
                                                             13.74             14.57            49     2014
                                                             10.99             13.74            82     2013
                                                              9.60             10.99            97     2012
                                                              9.75              9.60           109     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $22.51            $25.95            19     2020
                                                             18.69             22.51            34     2019
                                                             22.42             18.69            39     2018
                                                             19.02             22.42            40     2017
                                                             17.37             19.02            47     2016
                                                             18.06             17.37            72     2015
                                                             17.41             18.06            78     2014
                                                             13.11             17.41            --     2013
                                                             11.70             13.11            --     2012
                                                             13.42             11.70            --     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.98            $14.18            --     2020
                                                             11.07             12.98            --     2019
                                                             12.53             11.07            --     2018
                                                             11.44             12.53            --     2017
                                                             10.34             11.44            --     2016
                                                             11.27             10.34            --     2015
                                                             11.20             11.27            --     2014
                                                              9.26             11.20            --     2013
                                                              8.21              9.26            --     2012
                                                              8.52              8.21            --     2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $16.99            $16.74            --     2020
                                                             14.97             16.99           772     2019
                                                             16.00             14.97           916     2018
                                                             14.92             16.00         1,080     2017
                                                             13.37             14.92         1,206     2016
                                                             14.71             13.37         1,429     2015
                                                             14.38             14.71         1,548     2014
                                                             12.91             14.38         1,701     2013
                                                             11.71             12.91         1,870     2012
                                                             11.70             11.71         2,059     2011
-----------------------------------------------------------------------------------------------------------

                                     B-52

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                $19.99            $28.27           18      2020
                                                                       15.19             19.99           --      2019
                                                                       15.76             15.19           --      2018
                                                                       12.58             15.76           --      2017
                                                                       13.10             12.58           --      2016
                                                                       12.68             13.10           --      2015
                                                                       11.53             12.68           --      2014
                                                                        9.16             11.53           --      2013
                                                                        8.34              9.16           --      2012
                                                                        8.65              8.34           --      2011
---------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                   $15.36            $14.26           --      2020
                                                                       12.81             15.36           --      2019
                                                                       14.41             12.81           --      2018
                                                                       13.59             14.41           --      2017
                                                                       11.98             13.59           --      2016
                                                                       12.88             11.98           78      2015
                                                                       12.30             12.88           83      2014
                                                                        9.80             12.30           91      2013
                                                                        8.77              9.80          109      2012
                                                                        9.06              8.77          120      2011
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                        $ 9.26            $ 8.96           --      2020
                                                                        8.42              9.26          110      2019
                                                                       10.18              8.42          116      2018
                                                                        8.92             10.18          120      2017
                                                                        8.51              8.92          232      2016
                                                                        9.31              8.51          257      2015
                                                                       10.71              9.31          268      2014
                                                                        8.90             10.71          245      2013
                                                                        7.70              8.90          279      2012
                                                                        8.81              7.70          182      2011
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                         $11.67            $12.08           --      2020
                                                                       10.37             11.67           44      2019
                                                                       12.45             10.37           47      2018
                                                                       10.74             12.45           49      2017
                                                                       10.02             10.74           82      2016
                                                                       10.95             10.02          187      2015
                                                                       11.52             10.95          195      2014
                                                                        9.01             11.52          130      2013
                                                                        7.61              9.01          158      2012
                                                                        8.36              7.61          138      2011
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1             $12.92            $13.63          454      2020
                                                                       12.21             12.92          473      2019
                                                                       12.48             12.21          482      2018
                                                                       12.32             12.48          635      2017
                                                                       12.34             12.32          694      2016
                                                                       12.48             12.34          689      2015
                                                                       12.16             12.48          458      2014
                                                                       12.62             12.16          491      2013
                                                                       12.25             12.62          507      2012
                                                                       11.65             12.25          571      2011
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1         $11.54            $11.33           44      2020
                                                                        9.31             11.54           67      2019
                                                                       10.80              9.31           79      2018
                                                                       10.00             10.80           55      2017
---------------------------------------------------------------------------------------------------------------------

                                     B-53

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $13.82            $15.37           32      2020
                                                                        11.34             13.82           19      2019
                                                                        13.17             11.34           22      2018
                                                                        11.69             13.17           45      2017
                                                                        10.00             11.69           50      2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.40            $28.67          113      2020
                                                                        18.16             23.40          153      2019
                                                                        19.79             18.16          189      2018
                                                                        16.54             19.79          152      2017
                                                                        15.25             16.54          178      2016
                                                                        15.46             15.25          184      2015
                                                                        13.88             15.46          206      2014
                                                                        10.42             13.88          244      2013
                                                                         9.05             10.42          307      2012
                                                                         9.43              9.05          464      2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $17.20            $18.43           --      2020
                                                                        14.65             17.20           --      2019
                                                                        15.91             14.65           --      2018
                                                                        14.52             15.91           --      2017
                                                                        13.64             14.52           --      2016
                                                                        14.03             13.64           --      2015
                                                                        13.26             14.03           --      2014
                                                                        11.42             13.26           --      2013
                                                                        10.52             11.42           --      2012
                                                                        10.59             10.52           --      2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.18            $11.93           --      2020
                                                                        10.27             11.18           --      2019
                                                                        10.73             10.27           --      2018
                                                                        10.36             10.73           --      2017
                                                                         9.81             10.36           --      2016
                                                                        10.24              9.81           --      2015
                                                                        10.16             10.24           --      2014
                                                                        10.00             10.16           --      2013
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $16.84            $20.13           --      2020
                                                                        12.34             16.84           46      2019
                                                                        12.54             12.34           60      2018
                                                                        10.01             12.54          119      2017
                                                                         9.67             10.01           88      2016
                                                                        10.00              9.67           --      2015
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $17.43            $18.03           27      2020
                                                                        15.54             17.43           59      2019
                                                                        16.32             15.54           47      2018
                                                                        15.65             16.32           54      2017
                                                                        14.23             15.65           57      2016
                                                                        14.80             14.23          111      2015
                                                                        14.64             14.80           48      2014
                                                                        14.16             14.64           51      2013
                                                                        12.67             14.16           50      2012
                                                                        12.53             12.67           83      2011
----------------------------------------------------------------------------------------------------------------------

                                     B-54

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.25            $11.33            44     2020
                                                                 11.06             11.25            68     2019
                                                                 11.27             11.06            66     2018
                                                                 11.37             11.27            78     2017
                                                                 11.47             11.37            52     2016
                                                                 11.69             11.47           137     2015
                                                                 11.85             11.69           366     2014
                                                                 12.13             11.85           378     2013
                                                                 11.72             12.13           351     2012
                                                                 11.85             11.72           358     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.02            $14.56            --     2020
                                                                 12.41             14.02           931     2019
                                                                 13.59             12.41         1,112     2018
                                                                 12.05             13.59         1,272     2017
                                                                 11.62             12.05         1,491     2016
                                                                 12.04             11.62         1,633     2015
                                                                 11.72             12.04         1,885     2014
                                                                 10.45             11.72         2,090     2013
                                                                  9.52             10.45         2,308     2012
                                                                 10.04              9.52         2,545     2011
---------------------------------------------------------------------------------------------------------------

                                     B-55

Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.38            $11.03          --
                                                                                      10.00             10.38          --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.62            $10.59          --
                                                                                      10.00             10.62          --
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.83            $14.25          --
                                                                                      10.00             10.83          --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.88            $14.42          --
                                                                                      10.00             10.88          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.59            $11.72          --
                                                                                      10.00             10.59          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.80            $12.57          --
                                                                                      10.00             10.80          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.89            $15.09          --
                                                                                      10.00             10.89          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $10.25            $ 8.72          --
                                                                                      10.00             10.25          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.08            $10.74          --
                                                                                      10.00             10.08          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $10.62            $11.56          --
                                                                                      10.00             10.62          --
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                   $10.78            $13.20          --
                                                                                      10.00             10.78          --
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                        $10.87            $15.85          --
                                                                                      10.00             10.87          --
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                           $10.84            $10.65          --
                                                                                      10.00             10.84          --
--------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                                    $10.44            $10.98          --
                                                                                      10.00             10.44          --
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares               $10.89            $13.15          --
                                                                                      10.00             10.89          --
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                                  $ 9.94            $ 9.69          --
                                                                                      10.00              9.94          --
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                           $10.68            $14.42          --
                                                                                      10.00             10.68          --
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                            $10.98            $ 9.36          --
                                                                                      10.00             10.98          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  VP International Fund -- Class I                                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
BNY Mellon
-----------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              2020
                                                                               2019
-----------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         2020
                                                                               2019
-----------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                            2020
                                                                               2019
-----------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                      2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-56

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                       $10.44            $10.05          --       2020
                                                                       10.00             10.44          --       2019
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $10.08            $10.00          --       2020
                                                                       10.00             10.08          --       2019
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $10.62            $13.45          --       2020
                                                                       10.00             10.62          --       2019
---------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      $10.72            $11.11          --       2020
                                                                       10.00             10.72          --       2019
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            $10.35            $11.87          --       2020
                                                                       10.00             10.35          --       2019
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                      $10.44            $11.35          --       2020
                                                                       10.00             10.44          --       2019
---------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                          $10.30            $10.09          --       2020
                                                                       10.00             10.30          --       2019
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                $10.34            $14.55          --       2020
                                                                       10.00             10.34          --       2019
---------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                   $10.57            $ 9.77          --       2020
                                                                       10.00             10.57          --       2019
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                        $10.53            $10.12          --       2020
                                                                       10.00             10.53          --       2019
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                         $10.63            $10.94          --       2020
                                                                       10.00             10.63          --       2019
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1             $10.09            $10.59          --       2020
                                                                       10.00             10.09          --       2019
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1         $10.45            $10.21          --       2020
                                                                       10.00             10.45          --       2019
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio --Class 1         $10.57            $11.69          --       2020
                                                                       10.00             10.57          --       2019
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1           $10.88            $13.27          --       2020
                                                                       10.00             10.88          --       2019
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $10.46            $11.15          --       2020
                                                                       10.00             10.46          --       2019
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                     $10.15            $10.78          --       2020
                                                                       10.00             10.15          --       2019
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                               $10.95            $13.02          --       2020
                                                                       10.00             10.95          --       2019
---------------------------------------------------------------------------------------------------------------------

                                     B-57

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $10.24            $10.54          --       2020
                                                                 10.00             10.24          --       2019
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.01            $10.03          --       2020
                                                                 10.00             10.01          --       2019
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $10.24            $10.58          --       2020
                                                                 10.00             10.24          --       2019
---------------------------------------------------------------------------------------------------------------

                                     B-58

                       Lifetime Income Plus 2008 Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.57            $15.68          --       2020
                                                                                  12.50             14.57          --       2019
                                                                                  13.56             12.50          --       2018
                                                                                  11.90             13.56          --       2017
                                                                                  11.56             11.90          --       2016
                                                                                  11.58             11.56          --       2015
                                                                                  10.97             11.58          --       2014
                                                                                   9.57             10.97          --       2013
                                                                                   8.57              9.57          --       2012
                                                                                   8.97              8.57          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $18.69            $18.87          --       2020
                                                                                  15.34             18.69          --       2019
                                                                                  16.54             15.34          --       2018
                                                                                  14.15             16.54          --       2017
                                                                                  12.92             14.15          --       2016
                                                                                  12.93             12.92          --       2015
                                                                                  12.00             12.93          --       2014
                                                                                   9.05             12.00          --       2013
                                                                                   7.83              9.05          --       2012
                                                                                   7.49              7.83          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $26.78            $35.67          --       2020
                                                                                  20.22             26.78          --       2019
                                                                                  20.06             20.22          --       2018
                                                                                  15.46             20.06          --       2017
                                                                                  15.32             15.46          --       2016
                                                                                  14.02             15.32          --       2015
                                                                                  12.50             14.02          --       2014
                                                                                   9.26             12.50          --       2013
                                                                                   8.05              9.26          --       2012
                                                                                   8.49              8.05          --       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $18.96            $25.46          --       2020
                                                                                  14.17             18.96          --       2019
                                                                                  15.29             14.17          --       2018
                                                                                  12.26             15.29          --       2017
                                                                                  12.75             12.26          --       2016
                                                                                  12.53             12.75          --       2015
                                                                                  11.04             12.53          --       2014
                                                                                   8.66             11.04          --       2013
                                                                                   7.72              8.66          --       2012
                                                                                   7.94              7.72          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $20.21            $22.64          --       2020
                                                                                  15.57             20.21          --       2019
                                                                                  17.19             15.57          --       2018
                                                                                  14.95             17.19          --       2017
                                                                                  13.63             14.95          --       2016
                                                                                  13.42             13.63          --       2015
                                                                                  12.33             13.42          --       2014
                                                                                   9.52             12.33          --       2013
                                                                                   8.28              9.52          --       2012
                                                                                   8.43              8.28          --       2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-59

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $21.63            $25.50          --
                                                                                      17.40             21.63          --
                                                                                      19.74             17.40          --
                                                                                      17.58             19.74          --
                                                                                      15.16             17.58          --
                                                                                      16.38             15.16          --
                                                                                      14.89             16.38          --
                                                                                      10.74             14.89          --
                                                                                       9.26             10.74          --
                                                                                       9.63              9.26          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.68            $33.22          --
                                                                                      17.57             23.68          --
                                                                                      18.50             17.57          --
                                                                                      14.74             18.50          --
                                                                                      14.63             14.74          --
                                                                                      14.13             14.63          --
                                                                                      13.23             14.13          --
                                                                                       9.58             13.23          --
                                                                                       8.54              9.58          --
                                                                                      10.00              8.54          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $11.87            $10.23          --
                                                                                       9.82             11.87          --
                                                                                      10.64              9.82          --
                                                                                       9.57             10.64          --
                                                                                       9.54              9.57          --
                                                                                       9.85              9.54          --
                                                                                       8.74              9.85          --
                                                                                       8.66              8.74          --
                                                                                       6.88              8.66          --
                                                                                       7.48              6.88          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.32            $13.30          --
                                                                                      11.48             12.32          --
                                                                                      11.99             11.48          --
                                                                                      11.73             11.99          --
                                                                                      11.40             11.73          --
                                                                                      11.86             11.40          --
                                                                                      11.65             11.86          --
                                                                                      12.92             11.65          --
                                                                                      12.21             12.92          --
                                                                                      11.09             12.21          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $19.25            $21.22          --
                                                                                      15.76             19.25          --
                                                                                      17.18             15.76          --
                                                                                      14.46             17.18          --
                                                                                      12.93             14.46          --
                                                                                      13.90             12.93          --
                                                                                      12.54             13.90          --
                                                                                       9.37             12.54          --
                                                                                       8.29              9.37          --
                                                                                       8.15              8.29          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-60

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $11.39            $14.13          --       2020
                                                                                 9.00             11.39          --       2019
                                                                                10.77              9.00          --       2018
                                                                                 8.33             10.77          --       2017
                                                                                 8.95              8.33          --       2016
                                                                                 9.01              8.95          --       2015
                                                                                 9.67              9.01          --       2014
                                                                                 8.02              9.67          --       2013
                                                                                 6.72              8.02          --       2012
                                                                                 7.75              6.72          --       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $26.04            $38.45          --       2020
                                                                                19.63             26.04          --       2019
                                                                                19.77             19.63          --       2018
                                                                                15.17             19.77          --       2017
                                                                                14.74             15.17          --       2016
                                                                                14.07             14.74          --       2015
                                                                                12.98             14.07          --       2014
                                                                                 9.61             12.98          --       2013
                                                                                 8.56              9.61          --       2012
                                                                                 8.59              8.56          --       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $20.03            $19.93          --       2020
                                                                                16.00             20.03          --       2019
                                                                                17.87             16.00          --       2018
                                                                                16.68             17.87          --       2017
                                                                                14.04             16.68          --       2016
                                                                                14.83             14.04          --       2015
                                                                                13.30             14.83          --       2014
                                                                                10.25             13.30          --       2013
                                                                                 9.08             10.25          --       2012
                                                                                 9.12              9.08          --       2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $19.99            $21.29          --       2020
                                                                                16.88             19.99          --       2019
                                                                                20.26             16.88          --       2018
                                                                                17.82             20.26          --       2017
                                                                                15.66             17.82          --       2016
                                                                                16.26             15.66          --       2015
                                                                                14.72             16.26          --       2014
                                                                                11.07             14.72          --       2013
                                                                                 9.38             11.07          --       2012
                                                                                 9.48              9.38          --       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $22.47            $27.49          --       2020
                                                                                16.97             22.47          --       2019
                                                                                18.02             16.97          --       2018
                                                                                15.85             18.02          --       2017
                                                                                14.57             15.85          --       2016
                                                                                15.27             14.57          --       2015
                                                                                13.66             15.27          --       2014
                                                                                10.32             13.66          --       2013
                                                                                 9.35             10.32          --       2012
                                                                                 9.40              9.35          --       2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-61

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                             $ 8.92            $ 8.81          --       2020
                                                                           8.90              8.92          --       2019
                                                                           8.92              8.90          --       2018
                                                                           9.02              8.92          --       2017
                                                                           9.15              9.02          --       2016
                                                                           9.28              9.15          --       2015
                                                                           9.42              9.28          --       2014
                                                                           9.56              9.42          --       2013
                                                                           9.70              9.56          --       2012
                                                                           9.84              9.70          --       2011
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio (DDCA)                                                      $ 8.84            $ 8.73          --       2020
                                                                           8.83              8.84          --       2019
                                                                           8.84              8.83          --       2018
                                                                           8.94              8.84          --       2017
                                                                           9.07              8.94          --       2016
                                                                           9.21              9.07          --       2015
                                                                           9.34              9.21          --       2014
                                                                           9.48              9.34          --       2013
                                                                           9.62              9.48          --       2012
                                                                           9.76              9.62          --       2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                               $26.07            $35.63          --       2020
                                                                          19.34             26.07          --       2019
                                                                          20.00             19.34          --       2018
                                                                          16.11             20.00          --       2017
                                                                          15.72             16.11          --       2016
                                                                          14.72             15.72          --       2015
                                                                          13.26             14.72          --       2014
                                                                          10.03             13.26          --       2013
                                                                           8.80             10.03          --       2012
                                                                          10.00              8.80          --       2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                $16.45            $14.20          --       2020
                                                                          12.60             16.45          --       2019
                                                                          14.32             12.60          --       2018
                                                                          11.87             14.32          --       2017
                                                                          12.62             11.87          --       2016
                                                                          13.80             12.62          --       2015
                                                                          12.69             13.80          --       2014
                                                                           9.86             12.69          --       2013
                                                                           9.14              9.86          --       2012
                                                                          10.00              9.14          --       2011
------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                          $16.13            $15.72          --       2020
                                                                          13.53             16.13          --       2019
                                                                          16.41             13.53          --       2018
                                                                          15.12             16.41          --       2017
                                                                          13.17             15.12          --       2016
                                                                          13.66             13.17          --       2015
                                                                          13.19             13.66          --       2014
                                                                           9.94             13.19          --       2013
                                                                           8.90              9.94          --       2012
                                                                           9.64              8.90          --       2011
------------------------------------------------------------------------------------------------------------------------

                                     B-62

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $13.24            $13.31          --       2020
                                                             12.54             13.24          --       2019
                                                             12.74             12.54          --       2018
                                                             12.50             12.74          --       2017
                                                             11.64             12.50          --       2016
                                                             11.93             11.64          --       2015
                                                             12.04             11.93          --       2014
                                                             11.76             12.04          --       2013
                                                             11.12             11.76          --       2012
                                                             11.00             11.12          --       2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $19.87            $25.50          --       2020
                                                             15.36             19.87          --       2019
                                                             16.69             15.36          --       2018
                                                             13.93             16.69          --       2017
                                                             13.12             13.93          --       2016
                                                             13.26             13.12          --       2015
                                                             12.05             13.26          --       2014
                                                              9.34             12.05          --       2013
                                                              8.16              9.34          --       2012
                                                              8.51              8.16          --       2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $16.66            $17.47          --       2020
                                                             13.30             16.66          --       2019
                                                             14.75             13.30          --       2018
                                                             13.29             14.75          --       2017
                                                             11.46             13.29          --       2016
                                                             12.14             11.46          --       2015
                                                             11.35             12.14          --       2014
                                                              9.01             11.35          --       2013
                                                              7.81              9.01          --       2012
                                                              7.88              7.81          --       2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.26            $21.21          --       2020
                                                             15.04             18.26          --       2019
                                                             17.91             15.04          --       2018
                                                             15.08             17.91          --       2017
                                                             13.67             15.08          --       2016
                                                             14.10             13.67          --       2015
                                                             13.49             14.10          --       2014
                                                             10.08             13.49          --       2013
                                                              8.92             10.08          --       2012
                                                             10.16              8.92          --       2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.99            $15.41          --       2020
                                                             11.85             13.99          --       2019
                                                             13.31             11.85          --       2018
                                                             12.06             13.31          --       2017
                                                             10.81             12.06          --       2016
                                                             11.69             10.81          --       2015
                                                             11.54             11.69          --       2014
                                                              9.46             11.54          --       2013
                                                              8.32              9.46          --       2012
                                                              8.58              8.32          --       2011
-----------------------------------------------------------------------------------------------------------

                                     B-63

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $15.79            $15.67          --       2020
                                                                13.81             15.79          --       2019
                                                                14.64             13.81          --       2018
                                                                13.55             14.64          --       2017
                                                                12.06             13.55          --       2016
                                                                13.16             12.06          --       2015
                                                                12.77             13.16          --       2014
                                                                11.37             12.77          --       2013
                                                                10.24             11.37          --       2012
                                                                10.15             10.24          --       2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $21.67            $30.89          --       2020
                                                                16.34             21.67          --       2019
                                                                16.83             16.34          --       2018
                                                                13.33             16.83          --       2017
                                                                13.77             13.33          --       2016
                                                                13.23             13.77          --       2015
                                                                11.94             13.23          --       2014
                                                                 9.42             11.94          --       2013
                                                                 8.50              9.42          --       2012
                                                                 8.76              8.50          --       2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $14.83            $13.87          --       2020
                                                                12.27             14.83          --       2019
                                                                13.70             12.27          --       2018
                                                                12.83             13.70          --       2017
                                                                11.22             12.83          --       2016
                                                                11.97             11.22          --       2015
                                                                11.34             11.97          --       2014
                                                                 8.97             11.34          --       2013
                                                                 7.97              8.97          --       2012
                                                                 8.17              7.97          --       2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $ 9.34            $ 9.10          --       2020
                                                                 8.42              9.34          --       2019
                                                                10.11              8.42          --       2018
                                                                 8.79             10.11          --       2017
                                                                 8.32              8.79          --       2016
                                                                 9.03              8.32          --       2015
                                                                10.31              9.03          --       2014
                                                                 8.51             10.31          --       2013
                                                                 7.30              8.51          --       2012
                                                                 8.29              7.30          --       2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.21            $11.68          --       2020
                                                                 9.88             11.21          --       2019
                                                                11.77              9.88          --       2018
                                                                10.08             11.77          --       2017
                                                                 9.33             10.08          --       2016
                                                                10.12              9.33          --       2015
                                                                10.57             10.12          --       2014
                                                                 8.20             10.57          --       2013
                                                                 6.87              8.20          --       2012
                                                                 7.49              6.87          --       2011
--------------------------------------------------------------------------------------------------------------

                                     B-64

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1           $13.93            $14.80          --       2020
                                                                     13.06             13.93          --       2019
                                                                     13.25             13.06          --       2018
                                                                     12.98             13.25          --       2017
                                                                     12.90             12.98          --       2016
                                                                     12.94             12.90          --       2015
                                                                     12.52             12.94          --       2014
                                                                     12.89             12.52          --       2013
                                                                     12.42             12.89          --       2012
                                                                     11.73             12.42          --       2011
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1         $24.44            $30.17          --       2020
                                                                     18.82             24.44          --       2019
                                                                     20.36             18.82          --       2018
                                                                     16.89             20.36          --       2017
                                                                     15.44             16.89          --       2016
                                                                     15.54             15.44          --       2015
                                                                     13.84             15.54          --       2014
                                                                     10.31             13.84          --       2013
                                                                      8.89             10.31          --       2012
                                                                      9.20              8.89          --       2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $16.44            $17.74          --       2020
                                                                     13.89             16.44          --       2019
                                                                     14.97             13.89          --       2018
                                                                     13.56             14.97          --       2017
                                                                     12.64             13.56          --       2016
                                                                     12.91             12.64          --       2015
                                                                     12.10             12.91          --       2014
                                                                     10.34             12.10          --       2013
                                                                      9.46             10.34          --       2012
                                                                      9.45              9.46          --       2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                   $11.74            $12.62          --       2020
                                                                     10.70             11.74          --       2019
                                                                     11.09             10.70          --       2018
                                                                     10.63             11.09          --       2017
                                                                      9.99             10.63          --       2016
                                                                     10.35              9.99          --       2015
                                                                     10.19             10.35          --       2014
                                                                     10.00             10.19          --       2013
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                             $17.47            $21.03          --       2020
                                                                     12.70             17.47          --       2019
                                                                     12.81             12.70          --       2018
                                                                     10.15             12.81          --       2017
                                                                      9.73             10.15          --       2016
                                                                     10.00              9.73          --       2015
-------------------------------------------------------------------------------------------------------------------

                                     B-65

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $17.56            $18.30          --       2020
                                                                 15.53             17.56          --       2019
                                                                 16.19             15.53          --       2018
                                                                 15.41             16.19          --       2017
                                                                 13.91             15.41          --       2016
                                                                 14.35             13.91          --       2015
                                                                 14.09             14.35          --       2014
                                                                 13.52             14.09          --       2013
                                                                 12.00             13.52          --       2012
                                                                 11.79             12.00          --       2011
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.65            $11.82          --       2020
                                                                 11.36             11.65          --       2019
                                                                 11.49             11.36          --       2018
                                                                 11.50             11.49          --       2017
                                                                 11.51             11.50          --       2016
                                                                 11.64             11.51          --       2015
                                                                 11.71             11.64          --       2014
                                                                 11.90             11.71          --       2013
                                                                 11.41             11.90          --       2012
                                                                 11.45             11.41          --       2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.09            $13.69          --       2020
                                                                 11.49             13.09          --       2019
                                                                 12.49             11.49          --       2018
                                                                 10.99             12.49          --       2017
                                                                 10.51             10.99          --       2016
                                                                 10.81             10.51          --       2015
                                                                 10.44             10.81          --       2014
                                                                  9.24             10.44          --       2013
                                                                  8.36              9.24          --       2012
                                                                  8.75              8.36          --       2011
---------------------------------------------------------------------------------------------------------------

                                     B-66

                         Lifetime Income Plus Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.08            $15.07         3,764     2020
                                                                                  12.16             14.08         4,041     2019
                                                                                  13.27             12.16         4,343     2018
                                                                                  11.71             13.27         4,783     2017
                                                                                  11.45             11.71         7,146     2016
                                                                                  11.54             11.45         7,291     2015
                                                                                  11.00             11.54         8,081     2014
                                                                                   9.66             11.00        24,710     2013
                                                                                   8.70              9.66        29,899     2012
                                                                                   9.16              8.70        29,000     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $22.07            $22.15         2,617     2020
                                                                                  18.22             22.07         3,502     2019
                                                                                  19.76             18.22         4,250     2018
                                                                                  17.01             19.76         6,321     2017
                                                                                  15.64             17.01         8,861     2016
                                                                                  15.74             15.64           164     2015
                                                                                  14.70             15.74           172     2014
                                                                                  11.15             14.70           662     2013
                                                                                   9.71             11.15           915     2012
                                                                                   9.35              9.71         1,038     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $30.11            $39.86         1,620     2020
                                                                                  22.88             30.11           213     2019
                                                                                  22.83             22.88           275     2018
                                                                                  17.70             22.83           335     2017
                                                                                  17.65             17.70           449     2016
                                                                                  16.26             17.65           480     2015
                                                                                  14.58             16.26           598     2014
                                                                                  10.87             14.58           718     2013
                                                                                   9.51             10.87           230     2012
                                                                                  10.08              9.51           837     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $22.59            $30.14            --     2020
                                                                                  16.98             22.59            --     2019
                                                                                  18.43             16.98            --     2018
                                                                                  14.87             18.43            --     2017
                                                                                  15.56             14.87            --     2016
                                                                                  15.38             15.56            --     2015
                                                                                  13.64             15.38            --     2014
                                                                                  10.76             13.64            --     2013
                                                                                   9.65             10.76            --     2012
                                                                                   9.99              9.65            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $23.28            $25.92            --     2020
                                                                                  18.04             23.28        14,911     2019
                                                                                  20.04             18.04        19,242     2018
                                                                                  17.54             20.04        15,112     2017
                                                                                  16.09             17.54        15,209     2016
                                                                                  15.93             16.09            --     2015
                                                                                  14.73             15.93            --     2014
                                                                                  11.44             14.73            --     2013
                                                                                  10.02             11.44            --     2012
                                                                                  10.26             10.02            --     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-67

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                 $23.94            $28.05         1,993     2020
                                                                     19.38             23.94         1,900     2019
                                                                     22.12             19.38         2,490     2018
                                                                     19.82             22.12         2,647     2017
                                                                     17.19             19.82         3,028     2016
                                                                     18.69             17.19        13,161     2015
                                                                     17.09             18.69        15,002     2014
                                                                     12.41             17.09        18,156     2013
                                                                     10.77             12.41        23,520     2012
                                                                     11.26             10.77        31,576     2011
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares           $22.46            $31.32            --     2020
                                                                     16.77             22.46            --     2019
                                                                     17.76             16.77            --     2018
                                                                     14.24             17.76            --     2017
                                                                     14.21             14.24            --     2016
                                                                     13.82             14.21            --     2015
                                                                     13.01             13.82            --     2014
                                                                      9.48             13.01            --     2013
                                                                      8.51              9.48            --     2012
                                                                     10.00              8.51            --     2011
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares          $16.54            $14.16         2,747     2020
                                                                     13.77             16.54         3,023     2019
                                                                     15.01             13.77         3,573     2018
                                                                     13.59             15.01         4,089     2017
                                                                     13.62             13.59         4,452     2016
                                                                     14.16             13.62         4,701     2015
                                                                     12.64             14.16         5,581     2014
                                                                     12.60             12.64        13,528     2013
                                                                     10.06             12.60         3,367     2012
                                                                     11.01             10.06         4,955     2011
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $12.02            $12.90        15,285     2020
                                                                     11.27             12.02        12,435     2019
                                                                     11.84             11.27        13,676     2018
                                                                     11.66             11.84        13,215     2017
                                                                     11.41             11.66        13,363     2016
                                                                     11.94             11.41         6,275     2015
                                                                     11.80             11.94        20,256     2014
                                                                     13.16             11.80        22,270     2013
                                                                     12.51             13.16        18,920     2012
                                                                     11.43             12.51        22,976     2011
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                         $21.38            $23.41         6,176     2020
                                                                     17.61             21.38         3,917     2019
                                                                     19.30             17.61         5,136     2018
                                                                     16.36             19.30         8,837     2017
                                                                     14.71             16.36        12,157     2016
                                                                     15.92             14.71         1,946     2015
                                                                     14.44             15.92         2,033     2014
                                                                     10.86             14.44         2,410     2013
                                                                      9.66             10.86         3,052     2012
                                                                      9.56              9.66         3,534     2011
-------------------------------------------------------------------------------------------------------------------

                                     B-68

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $16.51            $20.36         6,557     2020
                                                                                13.13             16.51         7,055     2019
                                                                                15.81             13.13         8,869     2018
                                                                                12.30             15.81         9,003     2017
                                                                                13.29             12.30         9,060     2016
                                                                                13.47             13.29        11,630     2015
                                                                                14.55             13.47        13,882     2014
                                                                                12.13             14.55        14,297     2013
                                                                                10.22             12.13        15,514     2012
                                                                                11.87             10.22        21,398     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $29.23            $42.90           913     2020
                                                                                22.17             29.23            --     2019
                                                                                22.47             22.17           155     2018
                                                                                17.35             22.47           175     2017
                                                                                16.96             17.35           339     2016
                                                                                16.29             16.96         4,114     2015
                                                                                15.12             16.29         5,290     2014
                                                                                11.26             15.12           510     2013
                                                                                10.09             11.26           658     2012
                                                                                10.19             10.09           817     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $22.18            $21.94            --     2020
                                                                                17.82             22.18            --     2019
                                                                                20.03             17.82            --     2018
                                                                                18.81             20.03            --     2017
                                                                                15.93             18.81            --     2016
                                                                                16.93             15.93            --     2015
                                                                                15.28             16.93            --     2014
                                                                                11.84             15.28            --     2013
                                                                                10.55             11.84            --     2012
                                                                                10.67             10.55            --     2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $21.18            $22.43            --     2020
                                                                                17.99             21.18            --     2019
                                                                                21.74             17.99            --     2018
                                                                                19.24             21.74            --     2017
                                                                                17.01             19.24            --     2016
                                                                                17.77             17.01            --     2015
                                                                                16.18             17.77            --     2014
                                                                                12.24             16.18            --     2013
                                                                                10.44             12.24            --     2012
                                                                                10.62             10.44           390     2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $25.44            $30.93            --     2020
                                                                                19.33             25.44            --     2019
                                                                                20.64             19.33            --     2018
                                                                                18.27             20.64            --     2017
                                                                                16.90             18.27            --     2016
                                                                                17.82             16.90        15,027     2015
                                                                                16.04             17.82        17,749     2014
                                                                                12.19             16.04            --     2013
                                                                                11.11             12.19            97     2012
                                                                                11.24             11.11           101     2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-69

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                               $ 8.73            $ 8.57        11,353     2020
                                                                    8.77              8.73        18,719     2019
                                                                    8.84              8.77        13,502     2018
                                                                    9.00              8.84        16,601     2017
                                                                    9.18              9.00        15,137     2016
                                                                    9.37              9.18        15,937     2015
                                                                    9.57              9.37        25,275     2014
                                                                    9.77              9.57        31,142     2013
                                                                    9.98              9.77        20,698     2012
                                                                   10.18              9.98        28,820     2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                        $24.72            $33.59         2,322     2020
                                                                   18.45             24.72            --     2019
                                                                   19.20             18.45            --     2018
                                                                   15.56             19.20            --     2017
                                                                   15.27             15.56            --     2016
                                                                   14.39             15.27            --     2015
                                                                   13.04             14.39            --     2014
                                                                    9.92             13.04            --     2013
                                                                    8.76              9.92            --     2012
                                                                   10.00              8.76            --     2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                         $15.60            $13.38         4,799     2020
                                                                   12.02             15.60         1,944     2019
                                                                   13.75             12.02         2,296     2018
                                                                   11.46             13.75         2,305     2017
                                                                   12.27             11.46         2,686     2016
                                                                   13.49             12.27         2,597     2015
                                                                   12.48             13.49         2,640     2014
                                                                    9.76             12.48         3,516     2013
                                                                    9.11              9.76         4,273     2012
                                                                   10.00              9.11         4,494     2011
-----------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                   $19.83            $19.21           180     2020
                                                                   16.73             19.83           187     2019
                                                                   20.42             16.73           222     2018
                                                                   18.93             20.42           220     2017
                                                                   16.59             18.93           240     2016
                                                                   17.32             16.59           290     2015
                                                                   16.83             17.32           315     2014
                                                                   12.75             16.83           350     2013
                                                                   11.49             12.75           444     2012
                                                                   12.52             11.49           489     2011
-----------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                 $12.68            $12.67         3,036     2020
                                                                   12.09             12.68         7,777     2019
                                                                   12.35             12.09        10,236     2018
                                                                   12.19             12.35         7,379     2017
                                                                   11.43             12.19         4,897     2016
                                                                   11.78             11.43         5,571     2015
                                                                   11.96             11.78        16,769     2014
                                                                   11.76             11.96        17,648     2013
                                                                   11.19             11.76        10,559     2012
                                                                   11.13             11.19            --     2011
-----------------------------------------------------------------------------------------------------------------

                                     B-70

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $25.24            $32.20             --    2020
                                                             19.63             25.24          2,949    2019
                                                             21.47             19.63          3,829    2018
                                                             18.03             21.47          8,487    2017
                                                             17.08             18.03          4,917    2016
                                                             17.37             17.08          7,436    2015
                                                             15.88             17.37          9,123    2014
                                                             12.38             15.88         10,924    2013
                                                             10.88             12.38         13,517    2012
                                                             11.43             10.88         13,766    2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $19.67            $20.51          8,484    2020
                                                             15.80             19.67            996    2019
                                                             17.64             15.80          1,587    2018
                                                             15.99             17.64          1,739    2017
                                                             13.87             15.99          2,140    2016
                                                             14.78             13.87          7,657    2015
                                                             13.91             14.78          8,621    2014
                                                             11.11             13.91         13,053    2013
                                                              9.69             11.11         13,465    2012
                                                              9.83              9.69         19,079    2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $23.01            $26.56          2,334    2020
                                                             19.07             23.01          4,282    2019
                                                             22.85             19.07          5,068    2018
                                                             19.35             22.85          5,216    2017
                                                             17.65             19.35          5,968    2016
                                                             18.32             17.65          8,780    2015
                                                             17.64             18.32         10,465    2014
                                                             13.25             17.64          1,977    2013
                                                             11.81             13.25          1,480    2012
                                                             13.52             11.81          1,652    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.23            $14.48          6,188    2020
                                                             11.27             13.23          6,815    2019
                                                             12.73             11.27         11,340    2018
                                                             11.61             12.73         11,790    2017
                                                             10.47             11.61         12,001    2016
                                                             11.40             10.47         13,299    2015
                                                             11.31             11.40         23,399    2014
                                                              9.33             11.31         27,109    2013
                                                              8.26              9.33         65,078    2012
                                                              8.57              8.26         68,287    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $17.37            $17.13        163,140    2020
                                                             15.28             17.37        184,531    2019
                                                             16.30             15.28        218,551    2018
                                                             15.17             16.30        265,556    2017
                                                             13.59             15.17        306,565    2016
                                                             14.92             13.59        369,709    2015
                                                             14.56             14.92        412,440    2014
                                                             13.05             14.56        492,033    2013
                                                             11.83             13.05        581,974    2012
                                                             11.79             11.83        676,257    2011
-----------------------------------------------------------------------------------------------------------

                                     B-71

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares            $24.39            $34.55         1,306     2020
                                                                   18.50             24.39           263     2019
                                                                   19.17             18.50           574     2018
                                                                   15.28             19.17           653     2017
                                                                   15.88             15.28           932     2016
                                                                   15.35             15.88         1,379     2015
                                                                   13.94             15.35         1,612     2014
                                                                   11.06             13.94         1,908     2013
                                                                   10.05             11.06         2,279     2012
                                                                   10.42             10.05         2,574     2011
-----------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares               $17.44            $16.22            --     2020
                                                                   14.52             17.44            --     2019
                                                                   16.31             14.52            --     2018
                                                                   15.37             16.31            --     2017
                                                                   13.52             15.37            --     2016
                                                                   14.52             13.52         7,064     2015
                                                                   13.83             14.52         8,181     2014
                                                                   11.01             13.83         9,395     2013
                                                                    9.84             11.01        11,424     2012
                                                                   10.15              9.84        15,270     2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                    $12.39            $12.00         1,672     2020
                                                                   11.24             12.39        10,175     2019
                                                                   13.57             11.24        11,495     2018
                                                                   11.88             13.57        11,679     2017
                                                                   11.31             11.88        20,447     2016
                                                                   12.35             11.31        22,762     2015
                                                                   14.19             12.35        25,519     2014
                                                                   11.78             14.19        25,147     2013
                                                                   10.17             11.78        29,429     2012
                                                                   11.62             10.17        25,343     2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                     $11.92            $12.35            --     2020
                                                                   10.57             11.92         4,154     2019
                                                                   12.67             10.57         4,655     2018
                                                                   10.92             12.67         4,835     2017
                                                                   10.17             10.92         8,152     2016
                                                                   11.10             10.17        18,748     2015
                                                                   11.66             11.10        21,365     2014
                                                                    9.10             11.66        14,876     2013
                                                                    7.67              9.10        18,507     2012
                                                                    8.42              7.67        19,478     2011
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $13.88            $14.66        33,178     2020
                                                                   13.10             13.88        42,988     2019
                                                                   13.37             13.10        46,777     2018
                                                                   13.17             13.37        62,371     2017
                                                                   13.17             13.17        67,011     2016
                                                                   13.30             13.17        66,556     2015
                                                                   12.94             13.30        49,067     2014
                                                                   13.41             12.94        54,713     2013
                                                                   13.00             13.41        57,600     2012
                                                                   12.35             13.00        77,963     2011
-----------------------------------------------------------------------------------------------------------------

                                     B-72

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $34.25            $33.67          1,174    2020
                                                                        27.58             34.25          2,282    2019
                                                                        31.95             27.58          3,006    2018
                                                                        28.67             31.95          2,222    2017
                                                                        25.52             28.67            437    2016
                                                                        26.76             25.52            706    2015
                                                                        23.73             26.76            757    2014
                                                                        18.31             23.73          1,163    2013
                                                                        15.53             18.31          1,586    2012
                                                                        15.52             15.53          1,895    2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $34.05            $37.91          1,019    2020
                                                                        27.90             34.05            725    2019
                                                                        32.35             27.90            887    2018
                                                                        28.66             32.35          1,876    2017
                                                                        24.34             28.66          2,069    2016
                                                                        26.23             24.34             --    2015
                                                                        24.44             26.23             --    2014
                                                                        17.53             24.44             --    2013
                                                                        14.95             17.53             --    2012
                                                                        16.03             14.95             --    2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $27.76            $34.07          7,455    2020
                                                                        21.51             27.76         12,530    2019
                                                                        23.41             21.51         16,172    2018
                                                                        19.54             23.41         13,012    2017
                                                                        17.98             19.54         15,105    2016
                                                                        18.20             17.98         15,898    2015
                                                                        16.31             18.20         19,613    2014
                                                                        12.22             16.31         24,110    2013
                                                                        10.61             12.22         31,024    2012
                                                                        11.04             10.61         56,367    2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $17.58            $18.86         17,305    2020
                                                                        14.95             17.58         21,116    2019
                                                                        16.21             14.95         29,204    2018
                                                                        14.77             16.21         33,605    2017
                                                                        13.86             14.77         54,175    2016
                                                                        14.23             13.86         59,852    2015
                                                                        13.43             14.23         67,285    2014
                                                                        11.54             13.43         90,996    2013
                                                                        10.62             11.54        106,817    2012
                                                                        10.68             10.62        132,884    2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.29            $12.06             --    2020
                                                                        10.35             11.29             --    2019
                                                                        10.80             10.35             --    2018
                                                                        10.41             10.80             --    2017
                                                                         9.84             10.41             --    2016
                                                                        10.26              9.84             --    2015
                                                                        10.17             10.26             --    2014
                                                                        10.00             10.17             --    2013
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $16.97            $20.31          1,013    2020
                                                                        12.41             16.97          5,887    2019
                                                                        12.60             12.41          7,929    2018
                                                                        10.04             12.60         14,238    2017
                                                                         9.68             10.04         11,459    2016
                                                                        10.00              9.68          2,820    2015
----------------------------------------------------------------------------------------------------------------------

                                     B-73

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $17.82            $18.46          2,721    2020
                                                                 15.86             17.82          6,308    2019
                                                                 16.63             15.86          5,690    2018
                                                                 15.93             16.63          6,606    2017
                                                                 14.46             15.93          6,905    2016
                                                                 15.01             14.46         12,671    2015
                                                                 14.83             15.01          7,062    2014
                                                                 14.32             14.83          7,851    2013
                                                                 12.79             14.32          7,564    2012
                                                                 12.63             12.79         13,739    2011
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.50            $11.60          7,791    2020
                                                                 11.29             11.50         11,756    2019
                                                                 11.49             11.29         13,046    2018
                                                                 11.57             11.49         15,257    2017
                                                                 11.65             11.57         12,976    2016
                                                                 11.85             11.65         22,617    2015
                                                                 12.00             11.85         49,853    2014
                                                                 12.27             12.00         53,968    2013
                                                                 11.83             12.27         49,765    2012
                                                                 11.95             11.83         60,116    2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $16.13            $16.81         64,769    2020
                                                                 14.22             16.13         76,744    2019
                                                                 15.50             14.22         87,889    2018
                                                                 13.69             15.50        110,933    2017
                                                                 13.14             13.69        125,123    2016
                                                                 13.57             13.14        130,286    2015
                                                                 13.15             13.57        151,223    2014
                                                                 11.68             13.15        172,350    2013
                                                                 10.60             11.68        202,259    2012
                                                                 11.14             10.60        232,952    2011
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.32            $14.89         88,018    2020
                                                                 12.65             14.32        107,075    2019
                                                                 13.83             12.65        124,252    2018
                                                                 12.25             13.83        143,478    2017
                                                                 11.79             12.25        193,634    2016
                                                                 12.20             11.79        223,873    2015
                                                                 11.85             12.20        269,154    2014
                                                                 10.56             11.85        316,560    2013
                                                                  9.60             10.56        390,378    2012
                                                                 10.12              9.60        478,343    2011
---------------------------------------------------------------------------------------------------------------

                                     B-74

          Lifetime Income Plus Elected -- reset on or after 07/15/19

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $10.38            $11.03            --     2020
                                                                                  10.00             10.38            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $10.62            $10.59           846     2020
                                                                                  10.00             10.62           186     2019
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $10.83            $14.25           631     2020
                                                                                  10.00             10.83            --     2019
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $10.88            $14.42            --     2020
                                                                                  10.00             10.88            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $10.59            $11.72            --     2020
                                                                                  10.00             10.59           870     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                              $10.80            $12.57           473     2020
                                                                                  10.00             10.80            61     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                        $10.89            $15.09            --     2020
                                                                                  10.00             10.89            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                       $10.25            $ 8.72           694     2020
                                                                                  10.00             10.25           130     2019
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       $10.08            $10.74         2,487     2020
                                                                                  10.00             10.08           328     2019
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                      $10.62            $11.56         1,814     2020
                                                                                  10.00             10.62           186     2019
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $10.78            $13.20         1,370     2020
                                                                                  10.00             10.78           245     2019
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.87            $15.85           378     2020
                                                                                  10.00             10.87            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.84            $10.65            --     2020
                                                                                  10.00             10.84            --     2019
--------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                                $10.44            $10.98            --     2020
                                                                                  10.00             10.44            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares           $10.89            $13.15            --     2020
                                                                                  10.00             10.89            --     2019
--------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                              $ 9.94            $ 9.69            --     2020
                                                                                  10.00              9.94            --     2019
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.68            $14.42           827     2020
                                                                                  10.00             10.68            --     2019
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $10.98            $ 9.36           638     2020
                                                                                  10.00             10.98            --     2019
--------------------------------------------------------------------------------------------------------------------------------

                                     B-75

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                        $10.44            $10.05            --     2020
                                                                        10.00             10.44            --     2019
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                      $10.08            $10.00           592     2020
                                                                        10.00             10.08           262     2019
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                       $10.62            $13.45            --     2020
                                                                        10.00             10.62           185     2019
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                       $10.72            $11.11         2,166     2020
                                                                        10.00             10.72            --     2019
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                             $10.35            $11.87           505     2020
                                                                        10.00             10.35           191     2019
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $10.44            $11.35            --     2020
                                                                        10.00             10.44            --     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $10.30            $10.09         1,454     2020
                                                                        10.00             10.30         1,390     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                 $10.34            $14.55           411     2020
                                                                        10.00             10.34            --     2019
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $10.57            $ 9.77            --     2020
                                                                        10.00             10.57            --     2019
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $10.53            $10.12            --     2020
                                                                        10.00             10.53           252     2019
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.63            $10.94            --     2020
                                                                        10.00             10.63           124     2019
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $10.09            $10.59         6,995     2020
                                                                        10.00             10.09         1,568     2019
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.45            $10.21           589     2020
                                                                        10.00             10.45           190     2019
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $10.57            $11.69           510     2020
                                                                        10.00             10.57            62     2019
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $10.88            $13.27         2,949     2020
                                                                        10.00             10.88           846     2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.46            $11.15         1,278     2020
                                                                        10.00             10.46         1,326     2019
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $10.15            $10.78            --     2020
                                                                        10.00             10.15            --     2019
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $10.95            $13.02            --     2020
                                                                        10.00             10.95           180     2019
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $10.24            $10.54           565     2020
                                                                        10.00             10.24           258     2019
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                $10.01            $10.03           590     2020
                                                                        10.00             10.01           198     2019
----------------------------------------------------------------------------------------------------------------------

                                     B-76

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares              $10.25            $10.62            --     2020
                                                           10.00             10.25            --     2019
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares              $10.24            $10.58         1,343     2020
                                                           10.00             10.24         1,354     2019
---------------------------------------------------------------------------------------------------------

                                     B-77

                          No Optional Benefit Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $15.18            $16.34        10,854     2020
                                                                                  13.03             15.18        11,157     2019
                                                                                  14.13             13.03        11,441     2018
                                                                                  12.40             14.13        11,776     2017
                                                                                  12.05             12.40        12,069     2016
                                                                                  12.07             12.05        12,400     2015
                                                                                  11.43             12.07         6,449     2014
                                                                                   9.98             11.43         3,146     2013
                                                                                   8.93              9.98         3,146     2012
                                                                                   9.35              8.93            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $31.82            $32.13         1,563     2020
                                                                                  26.12             31.82         1,914     2019
                                                                                  28.15             26.12         2,434     2018
                                                                                  24.09             28.15         3,403     2017
                                                                                  22.00             24.09         6,166     2016
                                                                                  22.01             22.00           397     2015
                                                                                  20.44             22.01         4,580     2014
                                                                                  15.41             20.44         4,759     2013
                                                                                  13.34             15.41         9,356     2012
                                                                                  12.76             13.34         5,503     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $41.69            $55.53           956     2020
                                                                                  31.48             41.69           275     2019
                                                                                  31.22             31.48           275     2018
                                                                                  24.06             31.22           275     2017
                                                                                  23.85             24.06           275     2016
                                                                                  21.83             23.85           275     2015
                                                                                  19.46             21.83           275     2014
                                                                                  14.41             19.46           328     2013
                                                                                  12.53             14.41           615     2012
                                                                                  13.21             12.53           773     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $31.10            $41.76         2,113     2020
                                                                                  23.23             31.10         2,904     2019
                                                                                  25.07             23.23         4,103     2018
                                                                                  20.11             25.07         4,323     2017
                                                                                  20.91             20.11         4,715     2016
                                                                                  20.54             20.91         5,882     2015
                                                                                  18.11             20.54         7,185     2014
                                                                                  14.20             18.11         8,696     2013
                                                                                  12.66             14.20        17,219     2012
                                                                                  13.02             12.66        19,431     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $32.84            $36.80         3,393     2020
                                                                                  25.30             32.84        11,552     2019
                                                                                  27.93             25.30        15,238     2018
                                                                                  24.30             27.93        13,453     2017
                                                                                  22.15             24.30        17,427     2016
                                                                                  21.80             22.15         7,886     2015
                                                                                  20.04             21.80        10,789     2014
                                                                                  15.47             20.04        12,772     2013
                                                                                  13.46             15.47        17,054     2012
                                                                                  13.70             13.46        22,569     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-78

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                 $42.92            $50.60         1,318     2020
                                                                     34.53             42.92         1,346     2019
                                                                     39.16             34.53         1,479     2018
                                                                     34.89             39.16         1,731     2017
                                                                     30.08             34.89         2,125     2016
                                                                     32.50             30.08         6,989     2015
                                                                     29.54             32.50         7,377     2014
                                                                     21.32             29.54         8,569     2013
                                                                     18.38             21.32        11,211     2012
                                                                     19.11             18.38        15,421     2011
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares           $23.68            $33.22         3,807     2020
                                                                     17.57             23.68         3,955     2019
                                                                     18.50             17.57         4,199     2018
                                                                     14.74             18.50         4,449     2017
                                                                     14.63             14.74         4,718     2016
                                                                     14.13             14.63         5,028     2015
                                                                     13.23             14.13         5,334     2014
                                                                      9.58             13.23         5,794     2013
                                                                      8.54              9.58         6,106     2012
                                                                     10.00              8.54           117     2011
-------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares          $19.30            $16.63         3,477     2020
                                                                     15.97             19.30         3,464     2019
                                                                     17.30             15.97         4,080     2018
                                                                     15.57             17.30         4,185     2017
                                                                     15.52             15.57         5,749     2016
                                                                     16.02             15.52         6,774     2015
                                                                     14.22             16.02         6,971     2014
                                                                     14.09             14.22        14,007     2013
                                                                     11.18             14.09         7,584     2012
                                                                     12.16             11.18         6,368     2011
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $13.05            $14.09        13,434     2020
                                                                     12.16             13.05        11,694     2019
                                                                     12.70             12.16        13,133     2018
                                                                     12.43             12.70        11,868     2017
                                                                     12.08             12.43        13,418     2016
                                                                     12.57             12.08         9,446     2015
                                                                     12.34             12.57        21,383     2014
                                                                     13.69             12.34        24,847     2013
                                                                     12.93             13.69        27,825     2012
                                                                     11.74             12.93        29,179     2011
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                         $32.17            $35.45         4,532     2020
                                                                     26.34             32.17         3,501     2019
                                                                     28.70             26.34         4,016     2018
                                                                     24.17             28.70         5,402     2017
                                                                     21.61             24.17         9,171     2016
                                                                     23.23             21.61         2,426     2015
                                                                     20.95             23.23         2,454     2014
                                                                     15.65             20.95         2,485     2013
                                                                     13.84             15.65         3,038     2012
                                                                     13.62             13.84         2,611     2011
-------------------------------------------------------------------------------------------------------------------

                                     B-79

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $26.83            $33.29         6,705     2020
                                                                                21.20             26.83         8,525     2019
                                                                                25.38             21.20        10,267     2018
                                                                                19.63             25.38        10,702     2017
                                                                                21.07             19.63        12,053     2016
                                                                                21.22             21.07        14,220     2015
                                                                                22.79             21.22        16,944     2014
                                                                                18.89             22.79        19,773     2013
                                                                                15.82             18.89        25,460     2012
                                                                                18.25             15.82        29,399     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $39.04            $57.65           497     2020
                                                                                29.44             39.04            --     2019
                                                                                29.65             29.44            --     2018
                                                                                22.75             29.65            --     2017
                                                                                22.10             22.75            --     2016
                                                                                21.10             22.10         2,668     2015
                                                                                19.47             21.10         3,181     2014
                                                                                14.41             19.47           278     2013
                                                                                12.84             14.41           279     2012
                                                                                12.89             12.84           336     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $33.15            $32.99         1,929     2020
                                                                                26.48             33.15         2,094     2019
                                                                                29.58             26.48         2,192     2018
                                                                                27.60             29.58         2,331     2017
                                                                                23.25             27.60         2,435     2016
                                                                                24.54             23.25         2,858     2015
                                                                                22.02             24.54         3,676     2014
                                                                                16.96             22.02         4,344     2013
                                                                                15.02             16.96         5,227     2012
                                                                                15.09             15.02         6,845     2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $33.69            $35.89         2,854     2020
                                                                                28.44             33.69         2,937     2019
                                                                                34.15             28.44         3,106     2018
                                                                                30.04             34.15         3,279     2017
                                                                                26.39             30.04         3,466     2016
                                                                                27.41             26.39         3,681     2015
                                                                                24.81             27.41         4,022     2014
                                                                                18.65             24.81         4,243     2013
                                                                                15.81             18.65         4,459     2012
                                                                                15.98             15.81         5,247     2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $33.69            $41.22            --     2020
                                                                                25.45             33.69            --     2019
                                                                                27.01             25.45            --     2018
                                                                                23.76             27.01            --     2017
                                                                                21.85             23.76            --     2016
                                                                                22.90             21.85        10,800     2015
                                                                                20.48             22.90        11,116     2014
                                                                                15.47             20.48            --     2013
                                                                                14.02             15.47            --     2012
                                                                                14.10             14.02         6,338     2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-80

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                               $ 9.44            $ 9.33        134,176    2020
                                                                    9.43              9.44         85,381    2019
                                                                    9.44              9.43         93,974    2018
                                                                    9.55              9.44         78,794    2017
                                                                    9.69              9.55         47,618    2016
                                                                    9.83              9.69         63,235    2015
                                                                    9.98              9.83         82,824    2014
                                                                   10.12              9.98         47,970    2013
                                                                   10.27             10.12         44,447    2012
                                                                   10.42             10.27         36,756    2011
-----------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio (DDCA)                                        $ 8.84            $ 8.73             --    2020
                                                                    8.83              8.84             --    2019
                                                                    8.84              8.83             --    2018
                                                                    8.94              8.84             --    2017
                                                                    9.07              8.94             --    2016
                                                                    9.21              9.07             --    2015
                                                                    9.34              9.21             --    2014
                                                                    9.48              9.34             --    2013
                                                                    9.62              9.48             --    2012
                                                                    9.76              9.62             --    2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
-----------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                        $26.07            $35.63          1,464    2020
                                                                   19.34             26.07             --    2019
                                                                   20.00             19.34            440    2018
                                                                   16.11             20.00            441    2017
                                                                   15.72             16.11            442    2016
                                                                   14.72             15.72            444    2015
                                                                   13.26             14.72            445    2014
                                                                   10.03             13.26            534    2013
                                                                    8.80             10.03            537    2012
                                                                   10.00              8.80          1,051    2011
-----------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                         $16.45            $14.20          3,147    2020
                                                                   12.60             16.45          1,237    2019
                                                                   14.32             12.60          1,256    2018
                                                                   11.87             14.32          1,274    2017
                                                                   12.62             11.87          1,867    2016
                                                                   13.80             12.62          1,802    2015
                                                                   12.69             13.80          2,531    2014
                                                                    9.86             12.69          2,927    2013
                                                                    9.14              9.86          3,053    2012
                                                                   10.00              9.14          3,595    2011
-----------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                   $38.15            $37.18            202    2020
                                                                   31.99             38.15            199    2019
                                                                   38.80             31.99            195    2018
                                                                   35.75             38.80            193    2017
                                                                   31.14             35.75            448    2016
                                                                   32.31             31.14            467    2015
                                                                   31.20             32.31            588    2014
                                                                   23.50             31.20          1,218    2013
                                                                   21.04             23.50          1,909    2012
                                                                   22.79             21.04          3,822    2011
-----------------------------------------------------------------------------------------------------------------

                                     B-81

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $14.47            $14.55         8,972     2020
                                                             13.71             14.47        11,836     2019
                                                             13.93             13.71        14,632     2018
                                                             13.66             13.93        12,280     2017
                                                             12.72             13.66        11,163     2016
                                                             13.04             12.72        10,900     2015
                                                             13.16             13.04        17,646     2014
                                                             12.86             13.16        19,270     2013
                                                             12.16             12.86        15,506     2012
                                                             12.03             12.16         6,979     2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $41.62            $53.42         8,047     2020
                                                             32.17             41.62        10,178     2019
                                                             34.97             32.17        11,072     2018
                                                             29.18             34.97        13,805     2017
                                                             27.49             29.18        13,749     2016
                                                             27.77             27.49        14,618     2015
                                                             25.24             27.77        16,578     2014
                                                             19.56             25.24        20,005     2013
                                                             17.09             19.56        31,404     2012
                                                             17.84             17.09        35,123     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $29.25            $30.68         3,392     2020
                                                             23.35             29.25           145     2019
                                                             25.90             23.35           145     2018
                                                             23.33             25.90           182     2017
                                                             20.11             23.33           185     2016
                                                             21.31             20.11         3,068     2015
                                                             19.94             21.31         3,110     2014
                                                             15.83             19.94         5,307     2013
                                                             13.72             15.83         6,485     2012
                                                             13.83             13.72         8,817     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $46.78            $54.34         1,320     2020
                                                             38.54             46.78         1,987     2019
                                                             45.89             38.54         2,952     2018
                                                             38.63             45.89         3,161     2017
                                                             35.02             38.63         4,201     2016
                                                             36.12             35.02         5,760     2015
                                                             34.57             36.12         6,440     2014
                                                             25.82             34.57         3,885     2013
                                                             22.87             25.82         5,554     2012
                                                             26.03             22.87         7,301     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $14.26            $15.71         7,259     2020
                                                             12.07             14.26        10,579     2019
                                                             13.56             12.07        10,606     2018
                                                             12.29             13.56        10,632     2017
                                                             11.02             12.29        11,168     2016
                                                             11.92             11.02        16,684     2015
                                                             11.76             11.92        16,711     2014
                                                              9.64             11.76        18,318     2013
                                                              8.48              9.64        18,468     2012
                                                              8.74              8.48        20,371     2011
-----------------------------------------------------------------------------------------------------------

                                     B-82

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $19.85            $19.70         70,458    2020
                                                                17.35             19.85         80,684    2019
                                                                18.40             17.35         96,968    2018
                                                                17.02             18.40        127,126    2017
                                                                15.15             17.02        137,503    2016
                                                                16.54             15.15        162,758    2015
                                                                16.04             16.54        175,831    2014
                                                                14.29             16.04        211,957    2013
                                                                12.87             14.29        294,225    2012
                                                                12.75             12.87        350,627    2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $32.71            $46.62          4,044    2020
                                                                24.66             32.71          4,924    2019
                                                                25.40             24.66          5,890    2018
                                                                20.12             25.40          6,272    2017
                                                                20.78             20.12          7,473    2016
                                                                19.97             20.78          9,288    2015
                                                                18.02             19.97         12,075    2014
                                                                14.21             18.02         14,688    2013
                                                                12.83             14.21         21,604    2012
                                                                13.22             12.83         24,922    2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $26.40            $24.70         12,529    2020
                                                                21.85             26.40         15,014    2019
                                                                24.39             21.85         16,926    2018
                                                                22.84             24.39         17,584    2017
                                                                19.97             22.84         21,923    2016
                                                                21.32             19.97         28,390    2015
                                                                20.19             21.32         34,512    2014
                                                                15.97             20.19         39,345    2013
                                                                14.19             15.97         56,995    2012
                                                                14.55             14.19         73,815    2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $21.64            $21.08          7,411    2020
                                                                19.52             21.64         11,445    2019
                                                                23.42             19.52         12,609    2018
                                                                20.37             23.42         12,941    2017
                                                                19.28             20.37         20,328    2016
                                                                20.92             19.28         22,639    2015
                                                                23.89             20.92         25,716    2014
                                                                19.71             23.89         27,983    2013
                                                                16.92             19.71         35,608    2012
                                                                19.21             16.92         40,181    2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $12.96            $13.51          5,938    2020
                                                                11.42             12.96         13,849    2019
                                                                13.61             11.42         16,888    2018
                                                                11.65             13.61         17,273    2017
                                                                10.79             11.65         26,793    2016
                                                                11.70             10.79         37,402    2015
                                                                12.22             11.70         42,419    2014
                                                                 9.48             12.22         40,936    2013
                                                                 7.94              9.48         62,910    2012
                                                                 8.67              7.94         72,316    2011
--------------------------------------------------------------------------------------------------------------

                                     B-83

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $15.08            $16.03         46,808    2020
                                                                        14.15             15.08         57,751    2019
                                                                        14.35             14.15         67,052    2018
                                                                        14.06             14.35         81,200    2017
                                                                        13.97             14.06         95,835    2016
                                                                        14.02             13.97        102,111    2015
                                                                        13.56             14.02        100,055    2014
                                                                        13.96             13.56        124,441    2013
                                                                        13.45             13.96        155,041    2012
                                                                        12.70             13.45        187,501    2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $36.56            $36.16          1,701    2020
                                                                        29.26             36.56          2,363    2019
                                                                        33.68             29.26          2,936    2018
                                                                        30.04             33.68          2,527    2017
                                                                        26.58             30.04          1,598    2016
                                                                        27.71             26.58          1,676    2015
                                                                        24.42             27.71          1,903    2014
                                                                        18.73             24.42          2,163    2013
                                                                        15.79             18.73          2,316    2012
                                                                        15.68             15.79          3,694    2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $36.34            $40.72            755    2020
                                                                        29.60             36.34            644    2019
                                                                        34.11             29.60            910    2018
                                                                        30.04             34.11          1,302    2017
                                                                        25.35             30.04          2,191    2016
                                                                        27.16             25.35            292    2015
                                                                        25.15             27.16            292    2014
                                                                        17.93             25.15          1,851    2013
                                                                        15.20             17.93          2,639    2012
                                                                        16.19             15.20          1,671    2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $30.18            $37.26          7,760    2020
                                                                        23.24             30.18         11,171    2019
                                                                        25.14             23.24         14,430    2018
                                                                        20.85             25.14         12,179    2017
                                                                        19.07             20.85         18,020    2016
                                                                        19.19             19.07         18,679    2015
                                                                        17.09             19.19         15,696    2014
                                                                        12.73             17.09         19,278    2013
                                                                        10.98             12.73         24,437    2012
                                                                        11.36             10.98         47,203    2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $23.41            $25.26          5,224    2020
                                                                        19.77             23.41          5,224    2019
                                                                        21.32             19.77          5,968    2018
                                                                        19.31             21.32          6,032    2017
                                                                        18.00             19.31          6,218    2016
                                                                        18.38             18.00         10,359    2015
                                                                        17.23             18.38         10,692    2014
                                                                        14.72             17.23         11,134    2013
                                                                        13.47             14.72         12,733    2012
                                                                        13.45             13.47         15,435    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-84

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                  $11.74            $12.62          2,021    2020
                                                                    10.70             11.74          2,008    2019
                                                                    11.09             10.70          2,406    2018
                                                                    10.63             11.09          2,593    2017
                                                                     9.99             10.63          3,022    2016
                                                                    10.35              9.99          2,133    2015
                                                                    10.19             10.35          2,710    2014
                                                                    10.00             10.19          2,732    2013
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $17.47            $21.03             --    2020
                                                                    12.70             17.47          2,800    2019
                                                                    12.81             12.70          4,218    2018
                                                                    10.15             12.81          7,635    2017
                                                                     9.73             10.15          7,180    2016
                                                                    10.00              9.73             --    2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $23.11            $24.09          4,613    2020
                                                                    20.44             23.11          7,169    2019
                                                                    21.31             20.44          6,979    2018
                                                                    20.28             21.31          8,029    2017
                                                                    18.30             20.28          8,892    2016
                                                                    18.88             18.30         13,311    2015
                                                                    18.54             18.88         10,625    2014
                                                                    17.79             18.54         13,628    2013
                                                                    15.80             17.79         16,872    2012
                                                                    15.51             15.80         24,807    2011
------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares            $12.53            $12.71          5,365    2020
                                                                    12.22             12.53          6,493    2019
                                                                    12.36             12.22          7,379    2018
                                                                    12.37             12.36         10,712    2017
                                                                    12.38             12.37         10,598    2016
                                                                    12.52             12.38         21,568    2015
                                                                    12.60             12.52         44,849    2014
                                                                    12.80             12.60         52,241    2013
                                                                    12.27             12.80         58,715    2012
                                                                    12.32             12.27         69,777    2011
------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                       $21.08            $22.11         51,542    2020
                                                                    18.47             21.08         56,092    2019
                                                                    20.01             18.47         60,439    2018
                                                                    17.57             20.01         63,128    2017
                                                                    16.76             17.57         63,627    2016
                                                                    17.20             16.76         64,172    2015
                                                                    16.57             17.20         64,721    2014
                                                                    14.63             16.57         68,975    2013
                                                                    13.19             14.63         75,106    2012
                                                                    13.78             13.19        111,294    2011
------------------------------------------------------------------------------------------------------------------

                                     B-85

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares         $15.57            $16.28         29,940    2020
                                                      13.67             15.57         32,404    2019
                                                      14.85             13.67         43,255    2018
                                                      13.07             14.85         45,709    2017
                                                      12.51             13.07         54,140    2016
                                                      12.86             12.51         71,774    2015
                                                      12.42             12.86         72,966    2014
                                                      11.00             12.42         77,938    2013
                                                       9.94             11.00        132,994    2012
                                                      10.41              9.94        168,404    2011
----------------------------------------------------------------------------------------------------

                                     B-86

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $13.99            $14.96            --     2020
                                                                                  12.09             13.99            --     2019
                                                                                  13.20             12.09            --     2018
                                                                                  11.66             13.20            --     2017
                                                                                  11.40             11.66            --     2016
                                                                                  11.50             11.40            --     2015
                                                                                  10.96             11.50            --     2014
                                                                                   9.63             10.96            --     2013
                                                                                   8.68              9.63            --     2012
                                                                                   9.14              8.68            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $20.09            $20.15         1,176     2020
                                                                                  16.60             20.09         1,032     2019
                                                                                  18.01             16.60         1,154     2018
                                                                                  15.51             18.01         1,775     2017
                                                                                  14.26             15.51         2,526     2016
                                                                                  14.37             14.26            --     2015
                                                                                  13.43             14.37            --     2014
                                                                                  10.19             13.43            --     2013
                                                                                   8.88             10.19            --     2012
                                                                                   8.55              8.88            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $27.74            $36.70           647     2020
                                                                                  21.09             27.74            --     2019
                                                                                  21.05             21.09            --     2018
                                                                                  16.33             21.05            --     2017
                                                                                  16.30             16.33            --     2016
                                                                                  15.02             16.30            --     2015
                                                                                  13.47             15.02            --     2014
                                                                                  10.05             13.47            --     2013
                                                                                   8.79             10.05            --     2012
                                                                                   9.33              8.79            --     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $20.45            $27.28            --     2020
                                                                                  15.38             20.45            --     2019
                                                                                  16.71             15.38            --     2018
                                                                                  13.49             16.71            --     2017
                                                                                  14.12             13.49            --     2016
                                                                                  13.97             14.12            --     2015
                                                                                  12.39             13.97            --     2014
                                                                                   9.78             12.39            --     2013
                                                                                   8.78              9.78            --     2012
                                                                                   9.09              8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $21.00            $23.38            --     2020
                                                                                  16.29             21.00         5,403     2019
                                                                                  18.10             16.29         6,298     2018
                                                                                  15.85             18.10         4,446     2017
                                                                                  14.55             15.85         4,460     2016
                                                                                  14.41             14.55            --     2015
                                                                                  13.33             14.41            --     2014
                                                                                  10.36             13.33            --     2013
                                                                                   9.08             10.36            --     2012
                                                                                   9.30              9.08            --     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-87

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --Series II Shares         $19.88            $23.29           686
                                                                                     16.10             19.88           388
                                                                                     18.39             16.10           427
                                                                                     16.49             18.39           437
                                                                                     14.31             16.49           480
                                                                                     15.57             14.31         4,234
                                                                                     14.24             15.57         5,419
                                                                                     10.34             14.24         6,605
                                                                                      8.98             10.34        11,371
                                                                                      9.39              8.98        12,176
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                           $22.36            $31.16            --
                                                                                     16.70             22.36            --
                                                                                     17.70             16.70            --
                                                                                     14.20             17.70            --
                                                                                     14.18             14.20            --
                                                                                     13.79             14.18            --
                                                                                     12.99             13.79            --
                                                                                      9.47             12.99            --
                                                                                      8.51              9.47            --
                                                                                     10.00              8.51            --
-------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                          $13.98            $11.97         1,324
                                                                                     11.64             13.98         1,110
                                                                                     12.70             11.64         1,204
                                                                                     11.51             12.70         1,302
                                                                                     11.54             11.51         1,387
                                                                                     12.00             11.54         1,786
                                                                                     10.72             12.00         2,306
                                                                                     10.69             10.72         5,754
                                                                                      8.54             10.69         1,843
                                                                                      9.35              8.54         2,144
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $12.18            $13.06         5,396
                                                                                     11.42             12.18         3,318
                                                                                     12.01             11.42         3,269
                                                                                     11.83             12.01         2,751
                                                                                     11.58             11.83         2,657
                                                                                     12.12             11.58           882
                                                                                     11.99             12.12         5,743
                                                                                     13.38             11.99         6,356
                                                                                     12.73             13.38         7,167
                                                                                     11.63             12.73         7,161
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                         $19.85            $21.73         2,540
                                                                                     16.36             19.85           968
                                                                                     17.94             16.36         1,090
                                                                                     15.21             17.94         2,238
                                                                                     13.69             15.21         3,088
                                                                                     14.82             13.69            --
                                                                                     13.45             14.82            --
                                                                                     10.12             13.45            --
                                                                                      9.01             10.12            --
                                                                                      8.92              9.01            --
-------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --Series II Shares   2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                     2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                   2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------

                                     B-88

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $13.52            $16.66         2,863     2020
                                                                                10.75             13.52         2,264     2019
                                                                                12.96             10.75         2,605     2018
                                                                                10.09             12.96         2,471     2017
                                                                                10.90             10.09         2,355     2016
                                                                                11.05             10.90         3,747     2015
                                                                                11.95             11.05         4,926     2014
                                                                                 9.97             11.95         5,251     2013
                                                                                 8.40              9.97         7,853     2012
                                                                                 9.76              8.40         8,638     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $27.99            $41.07           388     2020
                                                                                21.25             27.99            --     2019
                                                                                21.54             21.25            --     2018
                                                                                16.64             21.54            --     2017
                                                                                16.27             16.64            --     2016
                                                                                15.64             16.27         1,250     2015
                                                                                14.52             15.64         1,770     2014
                                                                                10.82             14.52            --     2013
                                                                                 9.70             10.82            --     2012
                                                                                 9.81              9.70            --     2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $20.04            $19.81            --     2020
                                                                                16.12             20.04            --     2019
                                                                                18.12             16.12            --     2018
                                                                                17.02             18.12            --     2017
                                                                                14.43             17.02            --     2016
                                                                                15.33             14.43            --     2015
                                                                                13.85             15.33            --     2014
                                                                                10.74             13.85            --     2013
                                                                                 9.58             10.74            --     2012
                                                                                 9.68              9.58            --     2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $18.54            $19.62            --     2020
                                                                                15.76             18.54            --     2019
                                                                                19.05             15.76            --     2018
                                                                                16.86             19.05            --     2017
                                                                                14.91             16.86            --     2016
                                                                                15.59             14.91            --     2015
                                                                                14.21             15.59            --     2014
                                                                                10.75             14.21            --     2013
                                                                                 9.18             10.75            --     2012
                                                                                 9.34              9.18            --     2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $23.59            $28.67            --     2020
                                                                                17.93             23.59            --     2019
                                                                                19.16             17.93            --     2018
                                                                                16.97             19.16            --     2017
                                                                                15.70             16.97            --     2016
                                                                                16.57             15.70         5,181     2015
                                                                                14.92             16.57         6,682     2014
                                                                                11.34             14.92            --     2013
                                                                                10.35             11.34            --     2012
                                                                                10.47             10.35            --     2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-89

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money
   Market Portfolio                                                      $ 8.59            $ 8.43            --     2020
                                                                           8.63              8.59            --     2019
                                                                           8.70              8.63            --     2018
                                                                           8.86              8.70            --     2017
                                                                           9.05              8.86            --     2016
                                                                           9.24              9.05            --     2015
                                                                           9.44              9.24            --     2014
                                                                           9.64              9.44            --     2013
                                                                           9.85              9.64            --     2012
                                                                          10.06              9.85            --     2011
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio (DDCA)                                                      $ 8.19            $ 8.03            --     2020
                                                                           8.22              8.19            --     2019
                                                                           8.30              8.22            --     2018
                                                                           8.44              8.30            --     2017
                                                                           8.62              8.44            --     2016
                                                                           8.81              8.62            --     2015
                                                                           9.00              8.81            --     2014
                                                                           9.19              9.00            --     2013
                                                                           9.39              9.19            --     2012
                                                                           9.59              9.39            --     2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                               $24.61            $33.42           949     2020
                                                                          18.38             24.61            --     2019
                                                                          19.13             18.38            --     2018
                                                                          15.51             19.13            --     2017
                                                                          15.24             15.51            --     2016
                                                                          14.37             15.24            --     2015
                                                                          13.03             14.37            --     2014
                                                                           9.91             13.03            --     2013
                                                                           8.76              9.91            --     2012
                                                                          10.00              8.76            --     2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                $15.53            $13.32         1,182     2020
                                                                          11.98             15.53            --     2019
                                                                          13.70             11.98            --     2018
                                                                          11.43             13.70            --     2017
                                                                          12.24             11.43            --     2016
                                                                          13.47             12.24            --     2015
                                                                          12.46             13.47            --     2014
                                                                           9.75             12.46            --     2013
                                                                           9.10              9.75            --     2012
                                                                          10.00              9.10            --     2011
------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                          $16.39            $15.87            --     2020
                                                                          13.84             16.39            --     2019
                                                                          16.89             13.84            --     2018
                                                                          15.67             16.89            --     2017
                                                                          13.74             15.67            --     2016
                                                                          14.35             13.74            --     2015
                                                                          13.95             14.35            --     2014
                                                                          10.58             13.95            --     2013
                                                                           9.53             10.58            --     2012
                                                                          10.39              9.53            --     2011
------------------------------------------------------------------------------------------------------------------------

                                     B-90

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $12.40            $12.38         1,261     2020
                                                             11.83             12.40         2,639     2019
                                                             12.09             11.83         3,214     2018
                                                             11.94             12.09         2,033     2017
                                                             11.19             11.94         1,315     2016
                                                             11.55             11.19         1,827     2015
                                                             11.73             11.55         6,032     2014
                                                             11.54             11.73         6,538     2013
                                                             10.98             11.54         5,020     2012
                                                             10.94             10.98            --     2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $22.02            $28.08            --     2020
                                                             17.14             22.02           774     2019
                                                             18.75             17.14           969     2018
                                                             15.75             18.75         2,572     2017
                                                             14.93             15.75         1,492     2016
                                                             15.19             14.93         2,732     2015
                                                             13.90             15.19         3,657     2014
                                                             10.84             13.90         4,497     2013
                                                              9.53             10.84         7,140     2012
                                                             10.02              9.53         5,753     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $17.38            $18.11         3,512     2020
                                                             13.97             17.38            --     2019
                                                             15.60             13.97            --     2018
                                                             14.14             15.60            --     2017
                                                             12.27             14.14            --     2016
                                                             13.09             12.27         1,672     2015
                                                             12.33             13.09         2,118     2014
                                                              9.85             12.33         3,791     2013
                                                              8.60              9.85         5,892     2012
                                                              8.72              8.60         6,439     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $19.06            $21.99           728     2020
                                                             15.81             19.06         1,221     2019
                                                             18.95             15.81         1,309     2018
                                                             16.06             18.95         1,274     2017
                                                             14.65             16.06         1,460     2016
                                                             15.21             14.65         2,759     2015
                                                             14.66             15.21         3,669     2014
                                                             11.02             14.66            --     2013
                                                              9.82             11.02            --     2012
                                                             11.26              9.82            --     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.14            $14.38            --     2020
                                                             11.20             13.14            --     2019
                                                             12.66             11.20            --     2018
                                                             11.55             12.66            --     2017
                                                             10.42             11.55            --     2016
                                                             11.35             10.42            --     2015
                                                             11.28             11.35            --     2014
                                                              9.31             11.28            --     2013
                                                              8.24              9.31            --     2012
                                                              8.55              8.24            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-91

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $16.61            $16.37        15,430     2020
                                                                14.62             16.61        16,326     2019
                                                                15.60             14.62        17,426     2018
                                                                14.53             15.60        20,091     2017
                                                                13.02             14.53        21,270     2016
                                                                14.31             13.02        36,964     2015
                                                                13.97             14.31        39,472     2014
                                                                12.52             13.97        41,188     2013
                                                                11.35             12.52        43,014     2012
                                                                11.33             11.35        45,145     2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $23.05            $32.63           488     2020
                                                                17.49             23.05            --     2019
                                                                18.14             17.49            --     2018
                                                                14.46             18.14            --     2017
                                                                15.04             14.46            --     2016
                                                                14.54             15.04            --     2015
                                                                13.21             14.54            --     2014
                                                                10.49             13.21            --     2013
                                                                 9.53             10.49            --     2012
                                                                 9.89              9.53            --     2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $15.57            $14.48            --     2020
                                                                12.98             15.57            --     2019
                                                                14.58             12.98            --     2018
                                                                13.74             14.58            --     2017
                                                                12.09             13.74            --     2016
                                                                13.00             12.09         2,528     2015
                                                                12.39             13.00         3,197     2014
                                                                 9.87             12.39         3,762     2013
                                                                 8.82              9.87         5,898     2012
                                                                 9.11              8.82         6,272     2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $10.77            $10.42            --     2020
                                                                 9.77             10.77         2,980     2019
                                                                11.81              9.77         2,898     2018
                                                                10.34             11.81         2,780     2017
                                                                 9.85             10.34         5,350     2016
                                                                10.76              9.85         7,212     2015
                                                                12.37             10.76         8,929     2014
                                                                10.27             12.37         8,846     2013
                                                                 8.88             10.27        13,406     2012
                                                                10.14              8.88         8,165     2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $11.84            $12.26            --     2020
                                                                10.50             11.84         1,331     2019
                                                                12.60             10.50         1,317     2018
                                                                10.86             12.60         1,284     2017
                                                                10.12             10.86         2,179     2016
                                                                11.05             10.12         6,022     2015
                                                                11.62             11.05         7,474     2014
                                                                 9.07             11.62         5,367     2013
                                                                 7.65              9.07         8,653     2012
                                                                 8.40              7.65         7,132     2011
--------------------------------------------------------------------------------------------------------------

                                     B-92

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.78            $14.55        13,399     2020
                                                                        13.01             13.78        13,156     2019
                                                                        13.29             13.01        13,049     2018
                                                                        13.10             13.29        16,704     2017
                                                                        13.11             13.10        17,355     2016
                                                                        13.24             13.11        21,068     2015
                                                                        12.89             13.24        16,908     2014
                                                                        13.36             12.89        18,957     2013
                                                                        12.96             13.36        25,938     2012
                                                                        12.32             12.96        28,227     2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $11.57            $11.37         1,391     2020
                                                                         9.33             11.57         2,148     2019
                                                                        10.81              9.33         2,379     2018
                                                                        10.00             10.81         1,491     2017
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $13.87            $15.44         1,036     2020
                                                                        11.37             13.87           435     2019
                                                                        13.19             11.37           487     2018
                                                                        11.69             13.19         1,211     2017
                                                                        10.00             11.69         1,353     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $27.57            $33.81         3,054     2020
                                                                        21.38             27.57         4,088     2019
                                                                        23.27             21.38         4,758     2018
                                                                        19.43             23.27         3,456     2017
                                                                        17.89             19.43         4,027     2016
                                                                        18.12             17.89         5,133     2015
                                                                        16.25             18.12         6,912     2014
                                                                        12.18             16.25         8,657     2013
                                                                        10.58             12.18        14,321     2012
                                                                        11.01             10.58        20,709     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.74            $17.95            --     2020
                                                                        14.23             16.74            --     2019
                                                                        15.45             14.23            --     2018
                                                                        14.09             15.45            --     2017
                                                                        13.22             14.09            --     2016
                                                                        13.58             13.22            --     2015
                                                                        12.82             13.58            --     2014
                                                                        11.03             12.82            --     2013
                                                                        10.15             11.03            --     2012
                                                                        10.21             10.15            --     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.25            $12.02            --     2020
                                                                        10.33             11.25            --     2019
                                                                        10.78             10.33            --     2018
                                                                        10.39             10.78            --     2017
                                                                         9.83             10.39            --     2016
                                                                        10.25              9.83            --     2015
                                                                        10.17             10.25            --     2014
                                                                        10.00             10.17            --     2013
----------------------------------------------------------------------------------------------------------------------

                                     B-93

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $16.92            $20.25            --     2020
                                                                    12.38             16.92         1,022     2019
                                                                    12.58             12.38         1,389     2018
                                                                    10.03             12.58         3,184     2017
                                                                     9.68             10.03         2,342     2016
                                                                    10.00              9.68            --     2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $17.20            $17.80           881     2020
                                                                    15.31             17.20         1,890     2019
                                                                    16.07             15.31         1,391     2018
                                                                    15.39             16.07         1,523     2017
                                                                    13.98             15.39         1,539     2016
                                                                    14.52             13.98         3,654     2015
                                                                    14.35             14.52         1,923     2014
                                                                    13.87             14.35         2,140     2013
                                                                    12.39             13.87         2,791     2012
                                                                    12.25             12.39         4,458     2011
------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares            $11.46            $11.55         1,346     2020
                                                                    11.25             11.46         2,050     2019
                                                                    11.45             11.25         1,919     2018
                                                                    11.54             11.45         2,152     2017
                                                                    11.62             11.54         1,360     2016
                                                                    11.84             11.62         4,407     2015
                                                                    11.99             11.84        14,113     2014
                                                                    12.26             11.99        15,307     2013
                                                                    11.83             12.26        18,863     2012
                                                                    11.95             11.83        18,530     2011
------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                       $14.22            $14.78         9,312     2020
                                                                    12.57             14.22        10,150     2019
                                                                    13.75             12.57        10,836     2018
                                                                    12.18             13.75        12,949     2017
                                                                    11.73             12.18        14,344     2016
                                                                    12.15             11.73        49,234     2015
                                                                    11.81             12.15        53,264     2014
                                                                    10.52             11.81        75,251     2013
                                                                     9.57             10.52        76,727     2012
                                                                    10.09              9.57        77,972     2011
------------------------------------------------------------------------------------------------------------------

                                     B-94

        Payment Optimizer Plus (for Single Annuitant contracts) Elected

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.26            $15.27            --     2020
                                                                                  12.30             14.26            --     2019
                                                                                  13.41             12.30            --     2018
                                                                                  11.82             13.41            --     2017
                                                                                  11.55             11.82            --     2016
                                                                                  11.63             11.55            --     2015
                                                                                  11.07             11.63           180     2014
                                                                                   9.71             11.07           205     2013
                                                                                   8.74              9.71         2,322     2012
                                                                                   9.19              8.74           258     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $20.51            $20.61         4,512     2020
                                                                                  16.93             20.51         4,994     2019
                                                                                  18.34             16.93         5,858     2018
                                                                                  15.77             18.34         8,649     2017
                                                                                  14.48             15.77        12,886     2016
                                                                                  14.56             14.48            --     2015
                                                                                  13.59             14.56            --     2014
                                                                                  10.29             13.59            --     2013
                                                                                   8.96             10.29            --     2012
                                                                                   8.61              8.96            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $28.33            $37.54         2,497     2020
                                                                                  21.50             28.33            --     2019
                                                                                  21.43             21.50            --     2018
                                                                                  16.60             21.43            --     2017
                                                                                  16.54             16.60            --     2016
                                                                                  15.22             16.54            --     2015
                                                                                  13.63             15.22            --     2014
                                                                                  10.15             13.63            --     2013
                                                                                   8.87             10.15            --     2012
                                                                                   9.40              8.87            --     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $20.89            $27.90            --     2020
                                                                                  15.68             20.89            --     2019
                                                                                  17.01             15.68            --     2018
                                                                                  13.71             17.01            --     2017
                                                                                  14.33             13.71            --     2016
                                                                                  14.15             14.33            --     2015
                                                                                  12.54             14.15            --     2014
                                                                                   9.88             12.54            --     2013
                                                                                   8.85              9.88            --     2012
                                                                                   9.16              8.85            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $21.45            $23.91            --     2020
                                                                                  16.60             21.45        22,749     2019
                                                                                  18.43             16.60        27,922     2018
                                                                                  16.11             18.43        21,444     2017
                                                                                  14.77             16.11        22,751     2016
                                                                                  14.61             14.77            --     2015
                                                                                  13.49             14.61            --     2014
                                                                                  10.47             13.49            --     2013
                                                                                   9.16             10.47            --     2012
                                                                                   9.37              9.16            --     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-95

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $20.30            $23.82         2,640
                                                                                      16.42             20.30         1,711
                                                                                      18.72             16.42         1,988
                                                                                      16.76             18.72         2,186
                                                                                      14.52             16.76         2,448
                                                                                      15.77             14.52        17,444
                                                                                      14.41             15.77        19,431
                                                                                      10.45             14.41        20,682
                                                                                       9.06             10.45        28,172
                                                                                       9.46              9.06        30,862
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.66            $31.63            --
                                                                                      16.90             22.66            --
                                                                                      17.88             16.90            --
                                                                                      14.32             17.88            --
                                                                                      14.28             14.32            --
                                                                                      13.87             14.28            --
                                                                                      13.05             13.87            --
                                                                                       9.50             13.05            --
                                                                                       8.52              9.50            --
                                                                                      10.00              8.52            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $14.28            $12.24         5,066
                                                                                      11.87             14.28         4,881
                                                                                      12.93             11.87         5,632
                                                                                      11.69             12.93         6,201
                                                                                      11.71             11.69         7,085
                                                                                      12.16             11.71         7,340
                                                                                      10.85             12.16         8,240
                                                                                      10.80             10.85        18,056
                                                                                       8.61             10.80         4,548
                                                                                       9.42              8.61         5,408
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.44            $13.36        20,718
                                                                                      11.65             12.44        13,807
                                                                                      12.22             11.65        14,908
                                                                                      12.02             12.22        13,076
                                                                                      11.75             12.02        13,601
                                                                                      12.28             11.75         3,625
                                                                                      12.13             12.28        20,289
                                                                                      13.52             12.13        19,851
                                                                                      12.84             13.52        17,723
                                                                                      11.72             12.84        17,928
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $20.27            $22.22         9,769
                                                                                      16.68             20.27         5,078
                                                                                      18.27             16.68         5,940
                                                                                      15.46             18.27        10,871
                                                                                      13.89             15.46        15,743
                                                                                      15.01             13.89            --
                                                                                      13.61             15.01            --
                                                                                      10.22             13.61            --
                                                                                       9.09             10.22            --
                                                                                       8.99              9.09            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-96

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                              $13.81            $17.04        11,026     2020
                                                                                 10.96             13.81        10,076     2019
                                                                                 13.19             10.96        12,288     2018
                                                                                 10.25             13.19        12,061     2017
                                                                                 11.06             10.25        12,000     2016
                                                                                 11.20             11.06        15,422     2015
                                                                                 12.09             11.20        17,583     2014
                                                                                 10.07             12.09        16,439     2013
                                                                                  8.48             10.07        19,366     2012
                                                                                  9.83              8.48        21,947     2011
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                   $28.58            $42.00         1,499     2020
                                                                                 21.66             28.58            --     2019
                                                                                 21.93             21.66            --     2018
                                                                                 16.91             21.93            --     2017
                                                                                 16.51             16.91            --     2016
                                                                                 15.85             16.51         5,135     2015
                                                                                 14.70             15.85         6,319     2014
                                                                                 10.93             14.70            --     2013
                                                                                  9.79             10.93            --     2012
                                                                                  9.88              9.79            --     2011
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                      $20.47            $20.26            --     2020
                                                                                 16.43             20.47            --     2019
                                                                                 18.45             16.43            --     2018
                                                                                 17.30             18.45            --     2017
                                                                                 14.64             17.30            --     2016
                                                                                 15.54             14.64            --     2015
                                                                                 14.02             15.54            --     2014
                                                                                 10.85             14.02            --     2013
                                                                                  9.66             10.85            --     2012
                                                                                  9.75              9.66            --     2011
-------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
-------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial
   Shares                                                                       $18.93            $20.07            --     2020
                                                                                 16.06             18.93            --     2019
                                                                                 19.39             16.06            --     2018
                                                                                 17.14             19.39            --     2017
                                                                                 15.14             17.14            --     2016
                                                                                 15.80             15.14            --     2015
                                                                                 14.38             15.80            --     2014
                                                                                 10.86             14.38            --     2013
                                                                                  9.26             10.86            --     2012
                                                                                  9.40              9.26            --     2011
-------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares          $24.09            $29.32            --     2020
                                                                                 18.28             24.09            --     2019
                                                                                 19.51             18.28            --     2018
                                                                                 17.25             19.51            --     2017
                                                                                 15.94             17.25            --     2016
                                                                                 16.79             15.94        21,283     2015
                                                                                 15.10             16.79        23,904     2014
                                                                                 11.46             15.10            --     2013
                                                                                 10.44             11.46            --     2012
                                                                                 10.55             10.44            --     2011
-------------------------------------------------------------------------------------------------------------------------------

                                     B-97

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                             $ 8.77            $ 8.62            --     2020
                                                                           8.80              8.77            --     2019
                                                                           8.86              8.80            --     2018
                                                                           9.01              8.86            --     2017
                                                                           9.18              9.01            --     2016
                                                                           9.37              9.18        18,658     2015
                                                                           9.55              9.37         2,780     2014
                                                                           9.74              9.55        17,928     2013
                                                                           9.94              9.74            --     2012
                                                                          10.13              9.94            --     2011
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio (DDCA)                                                      $ 8.33            $ 8.19            --     2020
                                                                           8.36              8.33            --     2019
                                                                           8.42              8.36            --     2018
                                                                           8.56              8.42            --     2017
                                                                           8.73              8.56            --     2016
                                                                           8.90              8.73            --     2015
                                                                           9.08              8.90            --     2014
                                                                           9.26              9.08            --     2013
                                                                           9.44              9.26            --     2012
                                                                           9.63              9.44            --     2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                               $24.94            $33.92         3,691     2020
                                                                          18.60             24.94            --     2019
                                                                          19.33             18.60            --     2018
                                                                          15.65             19.33            --     2017
                                                                          15.35             15.65            --     2016
                                                                          14.45             15.35            --     2015
                                                                          13.08             14.45            --     2014
                                                                           9.94             13.08            --     2013
                                                                           8.77              9.94            --     2012
                                                                          10.00              8.77            --     2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                $15.74            $13.52         4,559     2020
                                                                          12.12             15.74            --     2019
                                                                          13.84             12.12            --     2018
                                                                          11.53             13.84            --     2017
                                                                          12.33             11.53            --     2016
                                                                          13.54             12.33            --     2015
                                                                          12.51             13.54            --     2014
                                                                           9.78             12.51            --     2013
                                                                           9.11              9.78            --     2012
                                                                          10.00              9.11            --     2011
------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                          $16.74            $16.23            --     2020
                                                                          14.11             16.74            --     2019
                                                                          17.20             14.11            --     2018
                                                                          15.93             17.20            --     2017
                                                                          13.95             15.93            --     2016
                                                                          14.54             13.95            --     2015
                                                                          14.11             14.54            --     2014
                                                                          10.69             14.11            --     2013
                                                                           9.61             10.69            --     2012
                                                                          10.47              9.61            --     2011
------------------------------------------------------------------------------------------------------------------------

                                     B-98

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $12.66            $12.66         4,839     2020
                                                             12.06             12.66        10,908     2019
                                                             12.31             12.06        14,204     2018
                                                             12.14             12.31         9,680     2017
                                                             11.36             12.14         6,727     2016
                                                             11.70             11.36         7,510     2015
                                                             11.87             11.70        21,346     2014
                                                             11.66             11.87        20,396     2013
                                                             11.08             11.66        12,400     2012
                                                             11.02             11.08            --     2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $22.49            $28.72            --     2020
                                                             17.47             22.49         4,543     2019
                                                             19.09             17.47         5,638     2018
                                                             16.01             19.09        12,435     2017
                                                             15.16             16.01         7,611     2016
                                                             15.39             15.16        11,217     2015
                                                             14.06             15.39        13,078     2014
                                                             10.95             14.06        14,071     2013
                                                              9.62             10.95        17,684     2012
                                                             10.09              9.62        14,535     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $17.75            $18.52        13,505     2020
                                                             14.24             17.75            --     2019
                                                             15.88             14.24            --     2018
                                                             14.38             15.88            --     2017
                                                             12.46             14.38            --     2016
                                                             13.27             12.46         6,865     2015
                                                             12.47             13.27         7,577     2014
                                                              9.95             12.47        11,866     2013
                                                              8.67              9.95        14,556     2012
                                                              8.78              8.67        16,202     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $19.46            $22.49         2,809     2020
                                                             16.12             19.46         5,353     2019
                                                             19.29             16.12         6,105     2018
                                                             16.32             19.29         6,196     2017
                                                             14.87             16.32         7,442     2016
                                                             15.42             14.87        11,331     2015
                                                             14.83             15.42        13,132     2014
                                                             11.13             14.83            --     2013
                                                              9.91             11.13            --     2012
                                                             11.34              9.91            --     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.39            $14.68        13,851     2020
                                                             11.40             13.39        18,355     2019
                                                             12.87             11.40        20,357     2018
                                                             11.72             12.87        22,409     2017
                                                             10.56             11.72        24,519     2016
                                                             11.48             10.56        28,082     2015
                                                             11.39             11.48        32,016     2014
                                                              9.38             11.39        36,693     2013
                                                              8.30              9.38        42,166     2012
                                                              8.59              8.30        47,922     2011
-----------------------------------------------------------------------------------------------------------

                                     B-99

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $16.96            $16.74         50,547    2020
                                                                14.90             16.96         58,097    2019
                                                                15.89             14.90         67,294    2018
                                                                14.77             15.89         74,674    2017
                                                                13.21             14.77         78,840    2016
                                                                14.50             13.21        100,180    2015
                                                                14.13             14.50        105,816    2014
                                                                12.65             14.13        124,970    2013
                                                                11.45             12.65        141,565    2012
                                                                11.41             11.45        156,852    2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $23.53            $33.38          1,885    2020
                                                                17.84             23.53             --    2019
                                                                18.46             17.84             --    2018
                                                                14.70             18.46             --    2017
                                                                15.26             14.70             --    2016
                                                                14.74             15.26             --    2015
                                                                13.37             14.74             --    2014
                                                                10.60             13.37             --    2013
                                                                 9.62             10.60             --    2012
                                                                 9.96              9.62             --    2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $15.90            $14.80             --    2020
                                                                13.23             15.90             --    2019
                                                                14.84             13.23             --    2018
                                                                13.97             14.84             --    2017
                                                                12.27             13.97             --    2016
                                                                13.17             12.27         10,391    2015
                                                                12.54             13.17         11,434    2014
                                                                 9.97             12.54         11,777    2013
                                                                 8.90              9.97         14,566    2012
                                                                 9.17              8.90         15,771    2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $11.00            $10.66             --    2020
                                                                 9.97             11.00         12,847    2019
                                                                12.02              9.97         13,666    2018
                                                                10.51             12.02         13,536    2017
                                                                10.00             10.51         27,234    2016
                                                                10.90             10.00         29,710    2015
                                                                12.51             10.90         31,872    2014
                                                                10.38             12.51         27,724    2013
                                                                 8.95             10.38         32,957    2012
                                                                10.22              8.95         20,712    2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $12.09            $12.54             --    2020
                                                                10.71             12.09          5,783    2019
                                                                12.82             10.71          6,199    2018
                                                                11.04             12.82          6,316    2017
                                                                10.27             11.04         11,085    2016
                                                                11.20             10.27         24,792    2015
                                                                11.75             11.20         26,746    2014
                                                                 9.16             11.75         16,822    2013
                                                                 7.72              9.16         21,296    2012
                                                                 8.46              7.72         18,077    2011
--------------------------------------------------------------------------------------------------------------

                                     B-100

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.07            $14.88        51,400     2020
                                                                        13.27             14.07        58,120     2019
                                                                        13.53             13.27        63,166     2018
                                                                        13.32             13.53        79,355     2017
                                                                        13.30             13.32        88,927     2016
                                                                        13.42             13.30        86,539     2015
                                                                        13.04             13.42        59,723     2014
                                                                        13.50             13.04        59,194     2013
                                                                        13.07             13.50        64,132     2012
                                                                        12.40             13.07        70,606     2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $11.62            $11.44         5,428     2020
                                                                         9.35             11.62         8,996     2019
                                                                        10.82              9.35        10,592     2018
                                                                        10.00             10.82         7,334     2017
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $13.94            $15.54         4,053     2020
                                                                        11.42             13.94         2,431     2019
                                                                        13.22             11.42         2,816     2018
                                                                        11.70             13.22         5,974     2017
                                                                        10.00             11.70         7,014     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $28.15            $34.58        11,763     2020
                                                                        21.79             28.15        17,374     2019
                                                                        23.69             21.79        21,265     2018
                                                                        19.75             23.69        16,763     2017
                                                                        18.16             19.75        20,523     2016
                                                                        18.36             18.16        21,067     2015
                                                                        16.44             18.36        24,743     2014
                                                                        12.31             16.44        27,095     2013
                                                                        10.67             12.31        35,463     2012
                                                                        11.09             10.67        52,308     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $17.09            $18.35         3,988     2020
                                                                        14.51             17.09         4,244     2019
                                                                        15.73             14.51         6,197     2018
                                                                        14.32             15.73         6,716     2017
                                                                        13.42             14.32         6,858     2016
                                                                        13.76             13.42         7,608     2015
                                                                        12.97             13.76        13,059     2014
                                                                        11.14             12.97        16,584     2013
                                                                        10.24             11.14        22,825     2012
                                                                        10.28             10.24        24,508     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.36            $12.15            --     2020
                                                                        10.41             11.36            --     2019
                                                                        10.85             10.41            --     2018
                                                                        10.45             10.85            --     2017
                                                                         9.87             10.45            --     2016
                                                                        10.27              9.87            --     2015
                                                                        10.17             10.27            --     2014
                                                                        10.00             10.17            --     2013
----------------------------------------------------------------------------------------------------------------------

                                     B-101

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $17.05            $20.43             --    2020
                                                                            12.46             17.05          5,986    2019
                                                                            12.63             12.46          7,924    2018
                                                                            10.06             12.63         15,677    2017
                                                                             9.69             10.06         12,095    2016
                                                                            10.00              9.69             --    2015
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      $17.56            $18.21          3,379    2020
                                                                            15.61             17.56          7,870    2019
                                                                            16.36             15.61          6,558    2018
                                                                            15.65             16.36          7,275    2017
                                                                            14.19             15.65          7,862    2016
                                                                            14.72             14.19         15,087    2015
                                                                            14.52             14.72          6,838    2014
                                                                            14.01             14.52          6,677    2013
                                                                            12.50             14.01          6,883    2012
                                                                            12.34             12.50         11,149    2011
--------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                    $11.70            $11.81          5,166    2020
                                                                            11.47             11.70          8,783    2019
                                                                            11.66             11.47          9,072    2018
                                                                            11.73             11.66         10,227    2017
                                                                            11.80             11.73          6,960    2016
                                                                            12.00             11.80         18,112    2015
                                                                            12.13             12.00         49,936    2014
                                                                            12.39             12.13         47,779    2013
                                                                            11.94             12.39         46,620    2012
                                                                            12.04             11.94         46,389    2011
--------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                               $14.52            $15.11         49,793    2020
                                                                            12.82             14.52         60,538    2019
                                                                            14.00             12.82         71,057    2018
                                                                            12.38             14.00         79,784    2017
                                                                            11.91             12.38         88,464    2016
                                                                            12.31             11.91        106,870    2015
                                                                            11.95             12.31        126,371    2014
                                                                            10.63             11.95        148,387    2013
                                                                             9.66             10.63        181,261    2012
                                                                            10.16              9.66        202,403    2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-102

                    Principal Protection Advantage Elected

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                              $14.44            $15.48          --       2020
                                                                                 12.44             14.44          --       2019
                                                                                 13.55             12.44          --       2018
                                                                                 11.94             13.55          --       2017
                                                                                 11.65             11.94          --       2016
                                                                                 11.71             11.65          --       2015
                                                                                 11.14             11.71          --       2014
                                                                                  9.76             11.14          --       2013
                                                                                  8.77              9.76          --       2012
                                                                                  9.22              8.77          --       2011
-------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                     $24.01            $24.15          15       2020
                                                                                 19.79             24.01          14       2019
                                                                                 21.42             19.79          14       2018
                                                                                 18.40             21.42          19       2017
                                                                                 16.88             18.40          25       2016
                                                                                 16.95             16.88          --       2015
                                                                                 15.81             16.95          --       2014
                                                                                 11.96             15.81          --       2013
                                                                                 10.40             11.96          --       2012
                                                                                  9.99             10.40          --       2011
-------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                      $34.87            $46.25           8       2020
                                                                                 26.44             34.87          --       2019
                                                                                 26.33             26.44          --       2018
                                                                                 20.37             26.33          --       2017
                                                                                 20.28             20.37          --       2016
                                                                                 18.64             20.28          --       2015
                                                                                 16.68             18.64          --       2014
                                                                                 12.40             16.68          --       2013
                                                                                 10.83             12.40          --       2012
                                                                                 11.46             10.83          --       2011
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund --Series II Shares         $24.17            $32.32          --       2020
                                                                                 18.13             24.17          --       2019
                                                                                 19.64             18.13          --       2018
                                                                                 15.82             19.64          --       2017
                                                                                 16.52             15.82          --       2016
                                                                                 16.30             16.52          --       2015
                                                                                 14.42             16.30          --       2014
                                                                                 11.35             14.42          --       2013
                                                                                 10.16             11.35          --       2012
                                                                                 10.50             10.16          --       2011
-------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares              $25.65            $28.63          --       2020
                                                                                 19.84             25.65          61       2019
                                                                                 22.00             19.84          67       2018
                                                                                 19.21             22.00          47       2017
                                                                                 17.59             19.21          44       2016
                                                                                 17.38             17.59          --       2015
                                                                                 16.04             17.38          --       2014
                                                                                 12.43             16.04          --       2013
                                                                                 10.86             12.43          --       2012
                                                                                 11.10             10.86          --       2011
-------------------------------------------------------------------------------------------------------------------------------

                                     B-103

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $29.54            $34.68           736
                                                                                      23.86             29.54           852
                                                                                      27.18             23.86           970
                                                                                      24.30             27.18           961
                                                                                      21.04             24.30         1,070
                                                                                      22.83             21.04         1,250
                                                                                      20.83             22.83         1,548
                                                                                      15.09             20.83         1,692
                                                                                      13.07             15.09         2,137
                                                                                      13.64             13.07         2,520
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.86            $31.94            --
                                                                                      17.03             22.86            --
                                                                                      18.01             17.03            --
                                                                                      14.41             18.01            --
                                                                                      14.35             14.41            --
                                                                                      13.92             14.35            --
                                                                                      13.08             13.92            --
                                                                                       9.51             13.08            --
                                                                                       8.52              9.51            --
                                                                                      10.00              8.52            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                           $18.18            $15.60            16
                                                                                      15.10             18.18            12
                                                                                      16.43             15.10            13
                                                                                      14.85             16.43            13
                                                                                      14.86             14.85            13
                                                                                      15.41             14.86            12
                                                                                      13.73             15.41           139
                                                                                      13.65             13.73           304
                                                                                      10.88             13.65            68
                                                                                      11.89             10.88           124
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.29            $13.22         2,810
                                                                                      11.50             12.29         2,916
                                                                                      12.06             11.50         2,966
                                                                                      11.85             12.06         3,125
                                                                                      11.56             11.85         3,198
                                                                                      12.08             11.56         3,216
                                                                                      11.92             12.08         3,646
                                                                                      13.27             11.92         3,741
                                                                                      12.59             13.27         3,153
                                                                                      11.47             12.59         3,271
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                          $22.93            $25.16            34
                                                                                      18.85             22.93            15
                                                                                      20.62             18.85            15
                                                                                      17.44             20.62            25
                                                                                      15.65             17.44            32
                                                                                      16.90             15.65            --
                                                                                      15.30             16.90            --
                                                                                      11.48             15.30            --
                                                                                      10.19             11.48            --
                                                                                      10.07             10.19            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                    2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-104

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                              $18.39            $22.73            32     2020
                                                                                 14.59             18.39            24     2019
                                                                                 17.54             14.59            26     2018
                                                                                 13.62             17.54            24     2017
                                                                                 14.68             13.62            21     2016
                                                                                 14.85             14.68            24     2015
                                                                                 16.01             14.85           286     2014
                                                                                 13.32             16.01           265     2013
                                                                                 11.20             13.32           275     2012
                                                                                 12.98             11.20           480     2011
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                   $31.12            $45.77           893     2020
                                                                                 23.56             31.12         1,263     2019
                                                                                 23.82             23.56         1,550     2018
                                                                                 18.36             23.82         1,698     2017
                                                                                 17.91             18.36         2,180     2016
                                                                                 17.17             17.91         2,244     2015
                                                                                 15.90             17.17         2,736     2014
                                                                                 11.82             15.90         2,852     2013
                                                                                 10.57             11.82         3,472     2012
                                                                                 10.65             10.57         3,684     2011
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                      $23.22            $23.01            --     2020
                                                                                 18.62             23.22            --     2019
                                                                                 20.88             18.62            --     2018
                                                                                 19.56             20.88            --     2017
                                                                                 16.54             19.56            --     2016
                                                                                 17.54             16.54            --     2015
                                                                                 15.80             17.54            --     2014
                                                                                 12.22             15.80            --     2013
                                                                                 10.87             12.22            --     2012
                                                                                 10.96             10.87            --     2011
-------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
-------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial
   Shares                                                                       $23.79            $25.24            --     2020
                                                                                 20.17             23.79            --     2019
                                                                                 24.32             20.17            --     2018
                                                                                 21.47             24.32            --     2017
                                                                                 18.94             21.47            --     2016
                                                                                 19.75             18.94            --     2015
                                                                                 17.95             19.75            --     2014
                                                                                 13.55             17.95            --     2013
                                                                                 11.54             13.55            --     2012
                                                                                 11.71             11.54            --     2011
-------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares          $26.96            $32.86            --     2020
                                                                                 20.45             26.96            --     2019
                                                                                 21.79             20.45            --     2018
                                                                                 19.25             21.79            --     2017
                                                                                 17.77             19.25            --     2016
                                                                                 18.70             17.77            40     2015
                                                                                 16.80             18.70           466     2014
                                                                                 12.74             16.80            --     2013
                                                                                 11.59             12.74            --     2012
                                                                                 11.70             11.59            --     2011
-------------------------------------------------------------------------------------------------------------------------------

                                     B-105

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                             $ 9.03            $ 8.88         9,689     2020
                                                                           9.05              9.03         9,375     2019
                                                                           9.10              9.05         8,918     2018
                                                                           9.24              9.10         9,790     2017
                                                                           9.41              9.24         9,577     2016
                                                                           9.59              9.41         9,424     2015
                                                                           9.77              9.59         9,771     2014
                                                                           9.96              9.77         3,660     2013
                                                                          10.14              9.96         3,375     2012
                                                                          10.33             10.14         6,717     2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                               $25.16            $34.26            14     2020
                                                                          18.74             25.16            --     2019
                                                                          19.46             18.74            --     2018
                                                                          15.74             19.46            --     2017
                                                                          15.42             15.74            --     2016
                                                                          14.50             15.42            --     2015
                                                                          13.12             14.50            --     2014
                                                                           9.96             13.12            --     2013
                                                                           8.78              9.96            --     2012
                                                                          10.00              8.78            --     2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                $15.88            $13.65            18     2020
                                                                          12.21             15.88            --     2019
                                                                          13.94             12.21            --     2018
                                                                          11.59             13.94            --     2017
                                                                          12.38             11.59            --     2016
                                                                          13.59             12.38            --     2015
                                                                          12.55             13.59            --     2014
                                                                           9.79             12.55            --     2013
                                                                           9.12              9.79            --     2012
                                                                          10.00              9.12            --     2011
------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                          $22.76            $22.09            --     2020
                                                                          19.17             22.76            --     2019
                                                                          23.34             19.17            --     2018
                                                                          21.59             23.34            --     2017
                                                                          18.89             21.59            --     2016
                                                                          19.68             18.89            --     2015
                                                                          19.08             19.68            --     2014
                                                                          14.43             19.08            --     2013
                                                                          12.97             14.43            --     2012
                                                                          14.10             12.97            --     2011
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $13.33            $13.35            18     2020
                                                                          12.69             13.33            33     2019
                                                                          12.94             12.69            38     2018
                                                                          12.74             12.94            24     2017
                                                                          11.92             12.74            15     2016
                                                                          12.26             11.92            15     2015
                                                                          12.42             12.26           434     2014
                                                                          12.19             12.42           410     2013
                                                                          11.57             12.19           223     2012
                                                                          11.49             11.57            --     2011
------------------------------------------------------------------------------------------------------------------------

                                     B-106

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $30.97            $39.59            --     2020
                                                             24.04             30.97            11     2019
                                                             26.23             24.04            12     2018
                                                             21.98             26.23            23     2017
                                                             20.79             21.98            13     2016
                                                             21.09             20.79            17     2015
                                                             19.25             21.09           207     2014
                                                             14.97             19.25           219     2013
                                                             13.14             14.97           241     2012
                                                             13.77             13.14           308     2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $21.89            $22.87         2,909     2020
                                                             17.55             21.89         2,926     2019
                                                             19.55             17.55         3,406     2018
                                                             17.68             19.55         3,436     2017
                                                             15.30             17.68         3,724     2016
                                                             16.28             15.30         4,331     2015
                                                             15.29             16.28         4,626     2014
                                                             12.19             15.29         5,045     2013
                                                             10.61             12.19         5,718     2012
                                                             10.74             10.61         6,439     2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $31.39            $36.31             7     2020
                                                             25.96             31.39            11     2019
                                                             31.04             25.96            11     2018
                                                             26.24             31.04            10     2017
                                                             23.88             26.24            11     2016
                                                             24.73             23.88            15     2015
                                                             23.77             24.73           177     2014
                                                             17.82             23.77            --     2013
                                                             15.85             17.82            --     2012
                                                             18.11             15.85            --     2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.56            $14.88            --     2020
                                                             11.53             13.56            --     2019
                                                             13.00             11.53            --     2018
                                                             11.83             13.00            --     2017
                                                             10.65             11.83            --     2016
                                                             11.57             10.65            --     2015
                                                             11.46             11.57            --     2014
                                                              9.43             11.46            --     2013
                                                              8.33              9.43            --     2012
                                                              8.62              8.33            --     2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $18.70            $18.48        14,883     2020
                                                             16.41             18.70        16,424     2019
                                                             17.48             16.41        18,581     2018
                                                             16.24             17.48        19,708     2017
                                                             14.51             16.24        20,345     2016
                                                             15.90             14.51        21,723     2015
                                                             15.49             15.90        24,890     2014
                                                             13.85             15.49        25,804     2013
                                                             12.52             13.85        57,572     2012
                                                             12.46             12.52        81,318     2011
-----------------------------------------------------------------------------------------------------------

                                     B-107

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares            $25.22            $35.81             7     2020
                                                                   19.09             25.22            --     2019
                                                                   19.75             19.09            --     2018
                                                                   15.70             19.75            --     2017
                                                                   16.29             15.70            --     2016
                                                                   15.71             16.29            --     2015
                                                                   14.24             15.71            --     2014
                                                                   11.28             14.24            --     2013
                                                                   10.22             11.28            --     2012
                                                                   10.58             10.22            --     2011
-----------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares               $18.96            $17.67            --     2020
                                                                   15.76             18.96            --     2019
                                                                   17.66             15.76            --     2018
                                                                   16.60             17.66            --     2017
                                                                   14.57             16.60            --     2016
                                                                   15.62             14.57            18     2015
                                                                   14.86             15.62           209     2014
                                                                   11.80             14.86           212     2013
                                                                   10.52             11.80           230     2012
                                                                   10.84             10.52           387     2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                    $13.71            $13.30            --     2020
                                                                   12.41             13.71            33     2019
                                                                   14.96             12.41            31     2018
                                                                   13.06             14.96            28     2017
                                                                   12.41             13.06            50     2016
                                                                   13.53             12.41            51     2015
                                                                   15.51             13.53           555     2014
                                                                   12.85             15.51           478     2013
                                                                   11.07             12.85           500     2012
                                                                   12.62             11.07           483     2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                     $12.26            $12.73            --     2020
                                                                   10.85             12.26            18     2019
                                                                   12.98             10.85            18     2018
                                                                   11.16             12.98            16     2017
                                                                   10.37             11.16            25     2016
                                                                   11.30             10.37            52     2015
                                                                   11.84             11.30           573     2014
                                                                    9.22             11.84           356     2013
                                                                    7.76              9.22           396     2012
                                                                    8.50              7.76           520     2011
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $14.27            $15.10           203     2020
                                                                   13.44             14.27           187     2019
                                                                   13.69             13.44           170     2018
                                                                   13.46             13.69           202     2017
                                                                   13.43             13.46           201     2016
                                                                   13.53             13.43           181     2015
                                                                   13.14             13.53         1,249     2014
                                                                   13.59             13.14         1,234     2013
                                                                   13.15             13.59         1,196     2012
                                                                   12.46             13.15         2,031     2011
-----------------------------------------------------------------------------------------------------------------

                                     B-108

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $35.00            $34.48           845     2020
                                                                        28.13             35.00           825     2019
                                                                        32.52             28.13           946     2018
                                                                        29.12             32.52           926     2017
                                                                        25.87             29.12         1,001     2016
                                                                        27.07             25.87         1,135     2015
                                                                        23.96             27.07         1,205     2014
                                                                        18.45             23.96         1,368     2013
                                                                        15.62             18.45         1,619     2012
                                                                        15.58             15.62         1,833     2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $34.80            $38.83             6     2020
                                                                        28.46             34.80             3     2019
                                                                        32.93             28.46             3     2018
                                                                        29.11             32.93             6     2017
                                                                        24.67             29.11             6     2016
                                                                        26.54             24.67            --     2015
                                                                        24.67             26.54            --     2014
                                                                        17.67             24.67            --     2013
                                                                        15.03             17.67            --     2012
                                                                        16.08             15.03            --     2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $28.55            $35.10            46     2020
                                                                        22.08             28.55            55     2019
                                                                        23.97             22.08            60     2018
                                                                        19.97             23.97            43     2017
                                                                        18.34             19.97            47     2016
                                                                        18.52             18.34            44     2015
                                                                        16.57             18.52           531     2014
                                                                        12.39             16.57           575     2013
                                                                        10.73             12.39           658     2012
                                                                        11.14             10.73         1,505     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $18.31            $19.68           311     2020
                                                                        15.53             18.31           745     2019
                                                                        16.81             15.53           797     2018
                                                                        15.29             16.81           823     2017
                                                                        14.32             15.29         6,553     2016
                                                                        14.67             14.32         6,647     2015
                                                                        13.81             14.67         8,883     2014
                                                                        11.85             13.81         9,246     2013
                                                                        10.88             11.85        21,151     2012
                                                                        10.91             10.88        42,360     2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.44            $12.25            --     2020
                                                                        10.47             11.44            --     2019
                                                                        10.90             10.47            --     2018
                                                                        10.48             10.90            --     2017
                                                                         9.89             10.48            --     2016
                                                                        10.29              9.89            --     2015
                                                                        10.18             10.29            --     2014
                                                                        10.00             10.18            --     2013
----------------------------------------------------------------------------------------------------------------------

                                     B-109

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $17.13            $20.55            --     2020
                                                                            12.50             17.13            20     2019
                                                                            12.67             12.50            23     2018
                                                                            10.07             12.67            41     2017
                                                                             9.70             10.07            28     2016
                                                                            10.00              9.70            --     2015
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      $20.04            $20.80           706     2020
                                                                            17.80             20.04           729     2019
                                                                            18.63             17.80           758     2018
                                                                            17.80             18.63           815     2017
                                                                            16.13             17.80           851     2016
                                                                            16.71             16.13           950     2015
                                                                            16.47             16.71         1,093     2014
                                                                            15.87             16.47         1,092     2013
                                                                            14.15             15.87         1,056     2012
                                                                            13.95             14.15         1,275     2011
--------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                    $11.80            $11.93         5,430     2020
                                                                            11.56             11.80         5,415     2019
                                                                            11.74             11.56         5,267     2018
                                                                            11.80             11.74         5,725     2017
                                                                            11.85             11.80         5,677     2016
                                                                            12.04             11.85         5,647     2015
                                                                            12.16             12.04         6,908     2014
                                                                            12.41             12.16         6,873     2013
                                                                            11.94             12.41         6,300     2012
                                                                            12.04             11.94         6,554     2011
--------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                               $17.33            $18.11         4,619     2020
                                                                            15.25             17.33         5,880     2019
                                                                            16.59             15.25         6,389     2018
                                                                            14.62             16.59         6,791     2017
                                                                            14.01             14.62        13,439     2016
                                                                            14.43             14.01        13,638     2015
                                                                            13.96             14.43        16,816     2014
                                                                            12.38             13.96        17,696     2013
                                                                            11.21             12.38        26,086     2012
                                                                            11.75             11.21        72,734     2011
--------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                               $14.73            $15.34         2,458     2020
                                                                            12.98             14.73         3,058     2019
                                                                            14.16             12.98         5,001     2018
                                                                            12.52             14.16         5,005     2017
                                                                            12.02             12.52         5,199     2016
                                                                            12.42             12.02         5,320     2015
                                                                            12.04             12.42         8,203     2014
                                                                            10.70             12.04         8,420     2013
                                                                             9.71             10.70        22,812     2012
                                                                            10.21              9.71        24,264     2011
--------------------------------------------------------------------------------------------------------------------------

                                     B-110


Statement of Additional Information

   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                      Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible
Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity
Insurance Company through its Genworth Life & Annuity VA Separate Account 1.
The terms used in the current prospectus for the Flexible Premium Variable
Deferred Annuity Contracts are incorporated into this Statement of Additional
Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

                                      B-1


   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the


                                      B-2

The Company

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of
Virginia. An affiliate of our former ultimate parent company acquired GLAIC on
April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"), a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with
Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings
Group Co., Ltd., a limited liability company incorporated in the People's
Republic of China (together with its affiliates, "China Oceanwide"), and Asia
Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a
Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of
New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia
23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In
March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except New
York.

We are subject to regulation by the State Corporation Commission of the
Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State
Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at
least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such
Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the
Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

                                      B-3

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c)
where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor.
The net investment factor of a Subaccount available under a contract for a
Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation
          Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that
          Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc.  This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  This
agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc.  This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc.  This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc.  This agreement may be terminated by the parties upon 60 days' advance written notice.

BNY Mellon.  This agreement may be terminated by the parties upon 180 days'
advance written notice.

Columbia Funds Variable Series Trust II.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Deutsche DWS Variable Series II.  The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

                                      B-4

Federated Hermes Insurance Series.  This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund.  These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust.  This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

Goldman Sachs Variable Insurance Trust.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series.  This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust.  This agreement may be terminated by the parties upon
180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust.  The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II.  This
agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust.  This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust.  This agreement may be terminated by the parties on six months' advance written notice.

State Street Variable Insurance Series Funds, Inc.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund and the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund and the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund or the Subaccount investing in the BNY Mellon Variable Investment
Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge
(deducted daily at an effective annual rate of 0.15% of assets in the Separate
Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

                                      B-5

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund or the Subaccount
investing in the BNY Mellon Variable Investment Fund -- Government Money Market
Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust --
Government Money Market Fund's or the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or BNY
Mellon Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that
Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund or the BNY Mellon
Variable Investment Fund -- Government Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund or the BNY Mellon Variable
Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

                Current Yield: -1.56% as of December 31, 2020
                Effective Yield: -1.55% as of December 31, 2020

BNY Mellon Variable Investment Fund -- Government Money Market Portfolio

                Current Yield: -1.55% as of December 31, 2020
                Effective Yield: -1.54% as of December 31, 2020

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return.  Sales literature or advertisements may quote total return, including average annual total return for one or more of the
Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                                      B-6

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the
       Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the
       Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings
       Protector Death Benefit Rider Option (equal to an annualized rate of
       0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up
       Death Benefit Rider Option (equal to an annualized rate of 0.20% of your
       Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of
Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account.
Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the
Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant.
If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a

                                      B-7

charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a
Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office.
Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

                                      B-8

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad
Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax
Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.
Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance
Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the
Genworth Life & Annuity VA Separate Account 1 (comprised of the subaccounts listed in the appendix of our report) as of December 31, 2020 and for each of the years or periods listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of KPMG
LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22, 2021, states that Genworth Life and
Annuity Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Virginia State Corporation
Commission, Bureau of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the KPMG LLP report states that Genworth Life and Annuity
Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation
Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000,
Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account.
You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                                      B-9
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS YEAR ENDED DECEMBER 31, 2020 (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Table of Contents Year ended December 31, 2020
PAGE ----- Report of Independent Registered Public Accounting Firm.................... F-1 Statements of Assets and Liabilities....................................... F-6 Statements of Operations................................................... F-18 Statements of Changes in Net Assets........................................ F-30 Notes to Financials Statements............................................. F-63
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the Separate Account's auditor since 1996. Richmond, Virginia April 20, 2021 F-1
 APPENDIX Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B AB Global Thematic Growth Portfolio -- Class B AB Growth and Income Portfolio -- Class B AB International Value Portfolio -- Class B AB Large Cap Growth Portfolio -- Class B AB Small Cap Growth Portfolio -- Class B AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Invesco V.I. American Franchise Fund -- Series I shares Invesco V.I. American Franchise Fund -- Series II shares Invesco V.I. Comstock Fund -- Series II shares Invesco V.I. Core Equity Fund -- Series I shares Invesco V.I. Equity and Income Fund -- Series II shares Invesco V.I. Global Real Estate Fund -- Series II shares Invesco V.I. Government Securities Fund -- Series I shares Invesco V.I. International Growth Fund -- Series II shares Invesco V.I. Managed Volatility Fund -- Series I shares (2) Invesco V.I. Technology Fund -- Series I shares Invesco V.I. Value Opportunities Fund -- Series II shares American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I (1) VP International Fund -- Class I F-2
 VP Ultra(R) Fund -- Class I VP Value Fund -- Class I BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares BlackRock Global Allocation V.I. Fund -- Class III Shares BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares DWS Small Mid Cap Value VIP -- Class B Shares Eaton Vance Variable Trust VT Floating -- Rate Income Fund Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares (1) Federated Hermes High Income Bond Fund II -- Service Shares (1) Federated Hermes Kaufmann Fund II -- Service Shares (1) Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class VIP Asset Manager/SM/ Portfolio -- Service Class 2 VIP Balanced Portfolio -- Service Class 2 VIP Contrafund(R) Portfolio -- Initial Class VIP Contrafund(R) Portfolio -- Service Class 2 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 VIP Equity-Income Portfolio -- Initial Class VIP Equity-Income Portfolio -- Service Class 2 VIP Growth & Income Portfolio -- Initial Class VIP Growth & Income Portfolio -- Service Class 2 VIP Growth Opportunities Portfolio -- Initial Class VIP Growth Opportunities Portfolio -- Service Class 2 VIP Growth Portfolio -- Initial Class VIP Growth Portfolio -- Service Class 2 VIP Investment Grade Bond Portfolio -- Service Class 2 VIP Mid Cap Portfolio -- Initial Class VIP Mid Cap Portfolio -- Service Class 2 VIP Overseas Portfolio -- Initial Class VIP Value Strategies Portfolio -- Service Class 2 Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares Franklin Large Cap Growth VIP Fund -- Class 2 Shares Franklin Mutual Shares VIP Fund -- Class 2 Shares Templeton Foreign VIP Fund -- Class 1 Shares Templeton Foreign VIP Fund -- Class 2 Shares Templeton Global Bond VIP Fund -- Class 1 Shares Templeton Growth VIP Fund -- Class 2 Shares F-3
 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares Goldman Sachs Large Cap Value Fund -- Institutional Shares Goldman Sachs Mid Cap Value Fund -- Institutional Shares JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares Janus Henderson Balanced Portfolio -- Service Shares Janus Henderson Enterprise Portfolio -- Institutional Shares Janus Henderson Enterprise Portfolio -- Service Shares Janus Henderson Flexible Bond Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Service Shares Janus Henderson Global Research Portfolio -- Institutional Shares Janus Henderson Global Research Portfolio -- Service Shares Janus Henderson Global Technology and Innovation Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares Janus Henderson Overseas Portfolio -- Service Shares Janus Henderson Research Portfolio -- Institutional Shares Janus Henderson Research Portfolio -- Service Shares Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II ClearBridge Variable Dividend Strategy Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares MFS(R) New Discovery Series -- Service Class Shares MFS(R) Total Return Series -- Service Class Shares MFS(R) Utilities Series -- Service Class Shares MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares (1) MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares High Yield Portfolio -- Administrative Class Shares International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares Rydex Variable Trust NASDAQ -- 100(R) Fund State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares Premier Growth Equity V.I.S. Fund -- Class 1 Shares Real Estate Securities V.I.S. Fund -- Class 1 Shares S&P 500(R) Index V.I.S. Fund -- Class 1 Shares Small-Cap Equity V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 3 Shares U.S. Equity V.I.S. Fund -- Class 1 Shares F-4
 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares Alger Small Cap Growth Portfolio -- Class I-2 Shares The Prudential Series Fund Equity Portfolio -- Class II Shares (2) Jennison 20/20 Focus Portfolio -- Class II Shares Jennison Portfolio -- Class II Shares Natural Resources Portfolio -- Class II Shares SP International Growth Portfolio -- Class II Shares SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to May 1, 2020 (liquidation date). AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3) (1)See Note 1 to the financial statements for the former name of the subaccount. (2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020. (3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020. F-5
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ---------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $10,992,486 $2,617,311 $32,845,624 $21,777,827 $33,067,895 Dividend receivable -- -- -- -- -- Receivable for units sold -- 6 -- -- 189 TOTAL ASSETS 10,992,486 2,617,317 32,845,624 21,777,827 33,068,084 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 536 111 1,379 1,010 1,373 Payable for units withdrawn 9,342 -- 40,902 15,805 -- TOTAL LIABILITIES 9,878 111 42,281 16,815 1,373 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 9,950,239 2,617,206 32,171,419 20,934,238 32,698,438 Variable annuity contract owners in the annuitization period 1,032,369 -- 631,924 826,774 368,273 NET ASSETS $10,982,608 $2,617,206 $32,803,343 $21,761,012 $33,066,711 Investments in securities at cost $11,225,553 $1,508,804 $29,176,592 $20,114,380 $22,401,072 Shares outstanding 1,049,903 64,561 1,155,316 1,518,677 462,423
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------ INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ----------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $125,298,418 $2,456,109 $17,213,110 $29,255,367 $8,290,056 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 408 TOTAL ASSETS 125,298,418 2,456,109 17,213,110 29,255,367 8,290,464 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,639 94 721 1,323 323 Payable for units withdrawn 53,482 -- 9,523 16,573 -- TOTAL LIABILITIES 59,121 94 10,244 17,896 323 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 121,256,280 2,343,625 17,134,501 28,345,801 8,177,053 Variable annuity contract owners in the annuitization period 3,983,017 112,390 68,365 891,670 113,088 NET ASSETS $125,239,297 $2,456,015 $17,202,866 $29,237,471 $8,290,141 Investments in securities at cost $97,312,867 $2,645,486 $14,800,216 $22,565,870 $8,119,351 Shares outstanding 2,439,611 507,461 583,495 1,087,156 983,399
See accompanying notes to financial statements. F-6
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------- $33,914,015 $29,408,193 $10,440,932 $10,593,210 $18,703,585 $28,625,656 $11,513,729 -- -- -- -- -- -- -- -- -- 74 -- 40 -- -- 33,914,015 29,408,193 10,441,006 10,593,210 18,703,625 28,625,656 11,513,729 1,492 1,126 429 391 966 1,058 501 16,040 1,318 -- 174 -- 1,519 98 17,532 2,444 429 565 966 2,577 599 33,085,464 29,151,455 10,440,577 10,472,074 17,620,376 28,126,441 11,513,130 811,019 254,294 -- 120,571 1,082,283 496,638 -- $33,896,483 $29,405,749 $10,440,577 $10,592,645 $18,702,659 $28,623,079 $11,513,130 $24,578,146 $20,257,973 $8,882,046 $8,739,192 $15,448,206 $17,339,278 $8,522,783 1,337,303 418,086 152,111 590,809 1,057,895 267,705 117,427
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME REAL ESTATE SECURITIES FUND -- FUND -- FUND-- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------- $24,380,179 $5,228,328 $20,555,907 $5,602,222 $17,260,436 $188,793 $-- -- -- -- -- -- -- -- 495 -- -- -- -- -- -- 24,380,674 5,228,328 20,555,907 5,602,222 17,260,436 188,793 -- 999 217 875 236 885 10 -- -- 127 3,306 8,656 1,575 4 -- 999 344 4,181 8,892 2,460 14 -- 24,379,675 5,225,166 20,517,279 5,451,913 16,559,287 120,973 -- -- 2,818 34,447 141,417 698,689 67,806 -- $24,379,675 $5,227,984 $20,551,726 $5,593,330 $17,257,976 $188,779 $-- $17,074,633 $2,903,036 $19,479,003 $5,665,159 $15,963,999 $197,149 $-- 273,627 62,013 1,279,148 184,102 968,599 13,175 --
See accompanying notes to financial statements. F-7
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AMERICAN AMERICAN CENTURY CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. PORTFOLIOS, INC. ------------------------------------------------- ------------------- ---------------- INVESCO INVESCO V.I. INVESCO V.I. VP VP INTERNATIONAL V.I. VALUE INFLATION DISCIPLINED GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION CORE VALUE FUND -- FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II CLASS I ------------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $12,642,782 $-- $4,053,209 $16,824,338 $632,857 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 555 -- -- TOTAL ASSETS 12,642,782 -- 4,053,764 16,824,338 632,857 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 548 -- 173 796 33 Payable for units withdrawn 1,629 -- -- 1,843 19 TOTAL LIABILITIES 2,177 -- 173 2,639 52 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 12,608,472 -- 4,048,564 15,708,898 395,480 Variable annuity contract owners in the annuitization period 32,133 -- 5,027 1,112,801 237,325 NET ASSETS $12,640,605 $-- $4,053,591 $16,821,699 $632,805 Investments in securities at cost $9,984,501 $-- $4,559,393 $15,748,605 $548,480 Shares outstanding 301,881 -- 722,497 1,517,073 61,562
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II -------------------------------------------------- -------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $6,795,294 $203,304,455 $12,744,199 $112,709,575 $12,037,832 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 15 TOTAL ASSETS 6,795,294 203,304,455 12,744,199 112,709,575 12,037,847 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 287 10,218 559 5,260 437 Payable for units withdrawn 876 95,248 119 58,596 -- TOTAL LIABILITIES 1,163 105,466 678 63,856 437 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 6,780,703 186,787,914 12,743,521 107,142,533 12,026,495 Variable annuity contract owners in the annuitization period 13,428 16,411,075 -- 5,503,186 10,915 NET ASSETS $6,794,131 $203,198,989 $12,743,521 $112,645,719 $12,037,410 Investments in securities at cost $6,782,588 $175,125,944 $9,969,103 $84,364,018 $11,059,681 Shares outstanding 504,851 12,480,323 603,990 2,275,123 854,353
See accompanying notes to financial statements. F-8
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. ---------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES ---------------------------------------------------------------------------------------------------------------------- $634,988 $201,614 $63,643 $102,427 $8,244,504 $1,442,048 $4,077,141 -- -- -- -- -- 13 -- -- -- -- -- 439 -- -- 634,988 201,614 63,643 102,427 8,244,943 1,442,061 4,077,141 32 11 2 4 328 61 174 29 14 -- -- -- 1 55 61 25 2 4 328 62 229 429,680 132,857 63,641 102,423 8,244,615 1,441,999 4,074,075 205,247 68,732 -- -- -- -- 2,837 $634,927 $201,589 $63,641 $102,423 $8,244,615 $1,441,999 $4,076,912 $464,602 $153,459 $42,461 $86,883 $5,652,382 $1,442,048 $4,029,513 45,035 7,337 5,698 5,139 174,524 1,442,048 232,979
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES ---------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED DWS SMALL HERMES HIGH HERMES HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- $317,120 $200,371 $10,956 $31,597,984 $7,583,748 $8,704,489 $33,793,234 -- -- -- 79,015 -- -- -- -- -- -- -- -- 113 -- 317,120 200,371 10,956 31,676,999 7,583,748 8,704,602 33,793,234 17 11 -- 1,396 302 366 1,513 23 3 1 1,092 18,969 -- 10,258 40 14 1 2,488 19,271 366 11,771 180,352 132,943 10,955 30,826,792 7,529,519 8,676,870 32,989,629 136,728 67,414 -- 847,719 34,958 27,366 791,834 $317,080 $200,357 $10,955 $31,674,511 $7,564,477 $8,704,236 $33,781,463 $270,455 $186,342 $11,576 $31,928,767 $7,658,169 $8,711,529 $25,898,071 7,518 15,449 914 3,499,223 1,183,112 1,364,340 1,428,889
See accompanying notes to financial statements. F-9
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- ----------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $8,321,526 $39,325,837 $5,396,063 $73,543,207 $112,004,970 Dividend receivable -- -- -- -- -- Receivable for units sold 4,584 -- -- -- -- TOTAL ASSETS 8,326,110 39,325,837 5,396,063 73,543,207 112,004,970 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 330 1,316 267 3,657 4,359 Payable for units withdrawn -- 26,281 14,836 2,301 2,871 TOTAL LIABILITIES 330 27,597 15,103 5,958 7,230 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 8,242,449 38,835,439 5,324,618 70,382,347 111,305,299 Variable annuity contract owners in the annuitization period 83,331 462,801 56,342 3,154,902 692,441 NET ASSETS $8,325,780 $39,298,240 $5,380,960 $73,537,249 $111,997,740 Investments in securities at cost $7,559,799 $34,279,501 $4,688,593 $54,302,170 $67,407,936 Shares outstanding 750,363 2,307,854 325,849 3,248,375 2,325,202
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $83,682,643 $77,389,032 $20,855,358 $73,499,280 $8,323 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 83,682,643 77,389,032 20,855,358 73,499,280 8,323 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 3,923 2,852 875 3,469 -- Payable for units withdrawn 62,782 3,426 31,926 4,422 -- TOTAL LIABILITIES 66,705 6,278 32,801 7,891 -- NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 79,587,384 76,911,866 20,472,656 69,569,251 8,323 Variable annuity contract owners in the annuitization period 4,028,554 470,888 349,901 3,922,138 -- NET ASSETS $83,615,938 $77,382,754 $20,822,557 $73,491,389 $8,323 Investments in securities at cost $62,560,104 $38,536,304 $11,945,719 $68,716,997 $6,714 Shares outstanding 1,099,785 751,350 207,351 5,357,090 215
See accompanying notes to financial statements. F-10
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------- $84,656,352 $2,233,441 $68,681,418 $137,333,739 $16,383,169 $15,246,081 $21,739,305 -- -- -- -- -- -- -- -- 88 -- -- -- -- -- 84,656,352 2,233,529 68,681,418 137,333,739 16,383,169 15,246,081 21,739,305 3,557 97 2,558 6,303 634 651 839 28,943 -- 2,072 88,955 631 3,352 81,133 32,500 97 4,630 95,258 1,265 4,003 81,972 84,091,594 2,233,432 68,249,511 130,900,087 16,326,222 15,179,159 21,641,622 532,258 -- 427,277 6,338,394 55,682 62,919 15,711 $84,623,852 $2,233,432 $68,676,788 $137,238,481 $16,381,904 $15,242,078 $21,657,333 $54,580,380 $1,509,574 $61,443,064 $121,327,228 $12,309,623 $12,978,778 $10,919,645 1,811,606 133,419 2,873,700 5,924,665 732,700 701,937 280,362
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -------------------------------------------------------------------------------------------------------------------- VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES -------------------------------------------------------------------------------------------------------------------- $57,862,704 $12,442,300 $2,595,479 $46,850,458 $197,295,444 $331,704 $9,787,968 -- -- -- -- -- -- -- -- 221 -- -- -- -- -- 57,862,704 12,442,521 2,595,479 46,850,458 197,295,444 331,704 9,787,968 2,407 470 107 2,449 10,693 15 408 21,338 -- 192 1,868 131,803 12 775 23,745 470 299 4,317 142,496 27 1,183 57,595,877 12,357,903 2,595,180 39,502,500 179,021,882 262,979 9,786,785 243,082 84,148 -- 7,343,641 18,131,066 68,698 -- $57,838,959 $12,442,051 $2,595,180 $46,846,141 $197,152,948 $331,677 $9,786,785 $47,389,982 $8,577,373 $2,362,728 $55,116,972 $196,203,109 $244,076 $9,995,148 1,551,695 469,167 189,728 8,628,077 13,118,048 11,578 589,992
See accompanying notes to financial statements. F-11
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST ---------------------------------------------------------------- -------------- TEMPLETON GOLDMAN SACHS TEMPLETON TEMPLETON GLOBAL TEMPLETON GOVERNMENT FOREIGN VIP FOREIGN VIP BOND GROWTH VIP MONEY MARKET FUND -- FUND -- VIP FUND -- FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES ------------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $4,226,190 $186,089 $3,655,372 $6,310,482 $129,133,710 Dividend receivable -- -- -- -- 676 Receivable for units sold -- -- -- -- 639,752 TOTAL ASSETS 4,226,190 186,089 3,655,372 6,310,482 129,774,138 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 171 8 136 268 5,541 Payable for units withdrawn 45,319 2 292 2,945 -- TOTAL LIABILITIES 45,490 10 428 3,213 5,541 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 4,173,373 186,079 3,568,827 6,307,186 129,458,648 Variable annuity contract owners in the annuitization period 7,327 -- 86,117 83 309,949 NET ASSETS $4,180,700 $186,079 $3,654,944 $6,307,269 $129,768,597 Investments in securities at cost $4,450,896 $195,201 $4,387,837 $6,795,692 $129,133,710 Shares outstanding 311,436 14,013 252,269 564,949 129,133,710
JANUS ASPEN SERIES (CONTINUED) ------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON JANUS HENDERSON JANUS HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND HENDERSON FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES ------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $103,849,970 $48,797,982 $5,742,929 $9,309,851 $44,685,794 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 15 -- -- TOTAL ASSETS 103,849,970 48,797,982 5,742,944 9,309,851 44,685,794 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,056 1,893 239 367 1,787 Payable for units withdrawn 7,517 21,548 -- 73,043 39,604 TOTAL LIABILITIES 12,573 23,441 239 73,410 41,391 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 99,326,536 48,262,096 5,683,919 9,174,854 44,136,532 Variable annuity contract owners in the annuitization period 4,510,861 512,445 58,786 61,587 507,871 NET ASSETS $103,837,397 $48,774,541 $5,742,705 $9,236,441 $44,644,403 Investments in securities at cost $73,021,421 $25,857,237 $3,228,407 $8,820,497 $28,204,101 Shares outstanding 2,252,711 517,970 65,663 730,184 783,961
See accompanying notes to financial statements. F-12
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES --------------------------------------------------------------------------------------------------------------- JPMORGAN JPMORGAN JANUS GOLDMAN SACHS GOLDMAN SACHS JPMORGAN JPMORGAN INSURANCE INSURANCE HENDERSON LARGE CAP MID CAP INSURANCE INSURANCE TRUST TRUST BALANCED VALUE FUND -- VALUE FUND -- TRUST CORE TRUST MID CAP SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL BOND PORTFOLIO -- VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- $5,868,187 $30,794,359 $2,375,748 $228,567 $162,485 $1,145,663 $67,653,787 -- -- -- -- -- -- -- -- -- 86 -- -- -- -- 5,868,187 30,794,359 2,375,834 228,567 162,485 1,145,663 67,653,787 230 1,242 122 12 9 60 2,617 387 26,191 -- 10 27 56 32,829 617 27,433 122 22 36 116 35,446 5,802,348 30,603,886 1,539,606 160,643 93,619 701,046 66,847,664 65,222 163,040 836,106 67,902 68,830 444,501 770,677 $5,867,570 $30,766,926 $2,375,712 $228,545 $162,449 $1,145,547 $67,618,341 $6,272,758 $26,587,183 $2,241,119 $206,054 $126,171 $811,934 $45,399,813 633,030 1,787,252 199,979 20,989 6,739 30,633 1,552,404
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS HENDERSON JANUS JANUS JANUS GLOBAL HENDERSON GLOBAL HENDERSON JANUS HENDERSON HENDERSON RESEARCH GLOBAL TECHNOLOGY OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- RESEARCH AND INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES ----------------------------------------------------------------------------------------------------- $16,225,705 $38,573,255 $3,063,896 $12,498,335 $20,469,357 $2,298,466 $47,485,166 -- -- -- -- -- -- -- 245 -- 183 -- -- -- -- 16,225,950 38,573,255 3,064,079 12,498,335 20,469,357 2,298,466 47,485,166 621 1,478 128 507 819 97 1,821 -- 1,707 -- 7 95 9 3,047 621 3,185 128 514 914 106 4,868 16,199,571 38,170,943 3,052,304 12,408,278 20,238,879 2,298,199 47,163,270 25,758 399,127 11,647 89,543 229,564 161 317,028 $16,225,329 $38,570,070 $3,063,951 $12,497,821 $20,468,443 $2,298,360 $47,480,298 $11,105,637 $21,068,471 $1,659,161 $6,230,298 $19,500,025 $1,893,382 $27,478,666 306,377 606,307 49,418 609,675 535,707 62,834 962,212
See accompanying notes to financial statements. F-13
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- --------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I ----------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $3,409,129 $5,984,760 $4,072,036 $4,507,866 $13,836,919 Dividend receivable -- -- -- -- -- Receivable for units sold 216 -- -- -- 15 TOTAL ASSETS 3,409,345 5,984,760 4,072,036 4,507,866 13,836,934 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 145 259 162 235 585 Payable for units withdrawn -- 2 -- 62 -- TOTAL LIABILITIES 145 261 162 297 585 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 3,197,827 5,916,925 4,071,874 4,298,717 13,821,133 Variable annuity contract owners in the annuitization period 211,373 67,574 -- 208,852 15,216 NET ASSETS $3,409,200 $5,984,499 $4,071,874 $4,507,569 $13,836,349 Investments in securities at cost $2,032,278 $5,298,253 $2,915,500 $3,238,207 $13,148,291 Shares outstanding 71,351 202,942 184,255 203,240 697,425
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) -------------------------------------------------------------------------- INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $31,406,411 $1,667,508 $51,171,545 $86,791,660 $141,832,175 Dividend receivable 127,340 1,387 72,901 48,016 238,642 Receivable for units sold -- 189 218 2,631 -- TOTAL ASSETS 31,533,751 1,669,084 51,244,664 86,842,307 142,070,817 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 1,414 71 2,382 4,095 6,280 Payable for units withdrawn 2,319 -- -- -- 80,381 TOTAL LIABILITIES 3,733 71 2,382 4,095 86,661 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 30,566,098 1,649,051 48,799,448 82,834,500 138,396,437 Variable annuity contract owners in the annuitization period 963,920 19,962 2,442,834 4,003,712 3,587,719 NET ASSETS $31,530,018 $1,669,013 $51,242,282 $86,838,212 $141,984,156 Investments in securities at cost $30,101,855 $1,565,495 $47,710,252 $86,193,033 $135,300,931 Shares outstanding 3,920,900 148,355 3,464,560 8,361,432 12,237,461
See accompanying notes to financial statements. F-14
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST --------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO-- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------- $5,012,300 $23,357,166 $37,029,612 $11,722,983 $25,506 $6,819,978 $4,417,048 -- -- -- -- -- -- -- 43 -- -- 518 -- 594 -- 5,012,343 23,357,166 37,029,612 11,723,501 25,506 6,820,572 4,417,048 209 974 1,916 492 1 285 190 -- 937 6,104 -- -- -- 1 209 1,911 8,020 492 1 285 191 5,003,558 23,336,442 35,599,814 11,712,684 25,505 6,796,219 4,416,857 8,576 18,813 1,421,778 10,325 -- 24,068 -- $5,012,134 $23,355,255 $37,021,592 $11,723,009 $25,505 $6,820,287 $4,416,857 $3,214,534 $16,870,651 $31,372,246 $9,218,753 $23,777 $5,029,155 $4,201,810 139,269 989,291 1,452,142 337,936 2,445 276,448 394,027
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ -- 100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- $7,046,000 $14,902,436 $32,006,734 $37,561,914 $145,961,700 $29,198,920 $730,302,310 -- -- -- -- -- -- -- 33 -- 469 -- -- -- -- 7,046,033 14,902,436 32,007,203 37,561,914 145,961,700 29,198,920 730,302,310 289 612 1,334 1,595 5,890 1,226 32,555 -- 464 -- 32,605 1,390 38,700 105,627 289 1,076 1,334 34,200 7,280 39,926 138,182 7,045,744 14,637,381 31,751,534 36,713,627 145,204,567 29,074,994 282,676,573 -- 263,979 254,335 814,087 749,853 84,000 447,487,555 $7,045,744 $14,901,360 $32,005,869 $37,527,714 $145,954,420 $29,158,994 $730,164,128 $4,160,390 $14,019,947 $23,410,437 $39,122,350 $97,294,796 $26,054,657 $738,739,796 112,197 1,194,105 260,302 3,124,951 2,921,571 1,991,741 43,914,751
See accompanying notes to financial statements. F-15
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- --------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $416,173,471 $22,659,353 $37,762,905 $25,198,481 $5,747,938 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 416,173,471 22,659,353 37,762,905 25,198,481 5,747,938 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 21,710 933 1,492 1,004 241 Payable for units withdrawn 101,742 3,074 1,632 39,700 60 TOTAL LIABILITIES 123,452 4,007 3,124 40,704 301 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 349,485,028 22,647,949 37,420,939 24,811,556 5,744,006 Variable annuity contract owners in the annuitization period 66,564,991 7,397 338,842 346,221 3,631 NET ASSETS $416,050,019 $22,655,346 $37,759,781 $25,157,777 $5,747,637 Investments in securities at cost $414,000,888 $17,067,423 $22,965,263 $14,778,752 $2,020,362 Shares outstanding 25,116,082 425,288 404,270 562,717 121,856
See accompanying notes to financial statements. F-16
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------------------ SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 ------------------------------------------------------------------------------ $9,860,885 $20,178,957 $-- $28,522 $3,955,894 -- -- -- -- -- -- -- -- -- -- 9,860,885 20,178,957 -- 28,522 3,955,894 420 933 -- 1 164 780 17,098 -- -- 1 1,200 18,031 -- 1 165 9,855,307 19,355,675 -- 28,521 3,955,729 4,378 805,251 -- -- -- $9,859,685 $20,160,926 $-- $28,521 $3,955,729 $5,307,602 $17,738,512 $-- $7,065 $2,672,375 81,327 769,895 -- 1,105 97,821
See accompanying notes to financial statements. F-17
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations
AB VARIABLE PRODUCTS SERIES FUND, INC. ---------------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ------------ ------------ ------------ ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $232,104 $9,614 $404,522 $311,073 $-- Mortality and expense risk and administrative charges (note 4a) 193,223 33,509 491,133 399,697 432,570 NET INVESTMENT INCOME (EXPENSE) 38,881 (23,895) (86,611) (88,624) (432,570) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (307,543) 132,840 403,934 (1,033,388) 881,845 Change in unrealized appreciation (depreciation) 629,563 397,808 (2,607,594) 669,357 5,623,682 Capital gain distributions 330,737 202,339 1,674,683 -- 2,348,634 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 652,757 732,987 (528,977) (364,031) 8,854,161 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $691,638 $709,092 $(615,588) $(452,655) $8,421,591
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ---------------- ---------------- ---------------- ---------------- ---------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $486,833 $138,187 $192,909 $95,761 $253,609 Mortality and expense risk and administrative charges (note 4a) 1,389,921 34,601 1,088,311 436,725 118,679 NET INVESTMENT INCOME (EXPENSE) (903,088) 103,586 (895,402) (340,964) 134,930 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,622,943 (56,992) 8,235,428 403,645 27,108 Change in unrealized appreciation (depreciation) 20,199,259 (17,861) (8,663,568) 4,704,240 502,042 Capital gain distributions 4,037,176 -- 1,633,711 381,860 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 26,859,378 (74,853) 1,205,571 5,489,745 529,150 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $25,956,290 $28,733 $310,169 $5,148,781 $664,080
See accompanying notes to financial statements. F-18
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- $-- $-- $-- $212,351 $319,860 $9,431 $-- 334,511 364,561 76,294 136,716 336,118 325,853 152,436 (334,511) (364,561) (76,294) 75,635 (16,258) (316,422) (152,436) 723,044 1,287,499 285,463 219,435 914,888 1,159,031 119,120 8,368,300 3,135,129 744,374 745,027 912,458 5,556,257 2,100,052 2,145,105 3,892,808 641,090 235,959 404,255 1,965,977 749,778 11,236,449 8,315,436 1,670,927 1,200,421 2,231,601 8,681,265 2,968,950 $10,901,938 $7,950,875 $1,594,633 $1,276,056 $2,215,343 $8,364,843 $2,816,514
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL REAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME ESTATE SECURITIES FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- $14,759 $-- $401,695 $76,970 $361,001 $8,965 $-- 335,310 73,028 295,024 904,288 312,931 3,485 -- (320,551) (73,028) 106,671 (827,318) 48,070 5,480 -- 748,574 829,661 (448,314) (1,342,102) (134,232) (3,887) -- 5,005,443 524,941 (1,073,073) 17,367 423,897 (29,551) -- 1,539,947 344,680 499,459 1,327,785 746,288 5,463 -- 7,293,964 1,699,282 (1,021,928) 3,050 1,035,953 (27,975) -- $6,973,413 $1,626,254 $(915,257) $(824,268) $1,084,023 $(22,495) $--
See accompanying notes to financial statements. F-19
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AMERICAN CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. --------------------------------------------------- ------------------- INVESCO INVESCO V.I. INVESCO V.I. VP INTERNATIONAL V.I. VALUE INFLATION GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II ---------------- --------------- ---------------- ------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $240,915 $-- $3,148 $305,178 Mortality and expense risk and administrative charges (note 4a) 430,108 -- 54,725 450,702 NET INVESTMENT INCOME (EXPENSE) (189,193) -- (51,577) (145,524) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,495,730 -- (327,689) 853,052 Change in unrealized appreciation (depreciation) (2,636,159) -- 397,832 1,171,533 Capital gain distributions 262,606 -- 162,362 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 122,177 -- 232,505 2,024,585 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(67,016) $-- $180,928 $1,879,061
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------- VP DISCIPLINED CORE VALUE FUND -- CLASS I ---------------- YEAR ENDED DECEMBER 31, 2020 --------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $8,708 Mortality and expense risk and administrative charges (note 4a) 8,379 NET INVESTMENT INCOME (EXPENSE) 329 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 8,597 Change in unrealized appreciation (depreciation) 48,627 Capital gain distributions 16,232 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 73,456 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $73,785
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II ----------------------------------------------------- ---------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------- ---------------- ---------------- ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $129,114 $2,325,380 $-- $-- $166,477 Mortality and expense risk and administrative charges (note 4a) 295,361 3,520,696 137,131 1,137,062 185,248 NET INVESTMENT INCOME (EXPENSE) (166,247) (1,195,316) (137,131) (1,137,062) (18,771) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (3,755,509) 2,346,226 164,265 5,839,706 (157,144) Change in unrealized appreciation (depreciation) 642,189 19,249,199 2,300,186 15,016,336 754,562 Capital gain distributions 432,206 11,461,951 691,085 -- 141,979 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (2,681,114) 33,057,376 3,155,536 20,856,042 739,397 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(2,847,361) $31,862,060 $3,018,405 $19,718,980 $720,626
See accompanying notes to financial statements. F-20
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. -------------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES -------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------------------- $2,576 $-- $1,312 $704 $85,583 $2,467 $56,163 9,828 2,082 832 1,248 118,949 22,506 58,682 (7,252) (2,082) 480 (544) (33,366) (20,039) (2,519) 36,099 12,711 1,433 (247) 244,116 -- (60,617) 86,673 35,775 (4,903) 6,644 1,244,697 -- 324,967 7,770 4,350 1,552 -- 92,874 -- 370,542 130,542 52,836 (1,918) 6,397 1,581,687 -- 634,892 $123,290 $50,754 $(1,438) $5,853 $1,548,321 $(20,039) $632,373
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------- FEDERATED FEDERATED DWS HERMES HERMES DWS SMALL HIGH HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $4 $936 $114 $1,281,089 $446,069 $526,799 $-- 2,732 2,131 162 626,529 110,032 137,289 379,793 (2,728) (1,195) (48) 654,560 336,037 389,510 (379,793) 7,830 (228) (367) (1,162,328) (96,665) (167,252) 1,243,778 46,281 5,965 (550) 13,193 25,147 69,196 3,123,731 92 2,401 839 -- -- -- 1,757,699 54,203 8,138 (78) (1,149,135) (71,518) (98,056) 6,125,208 $51,475 $6,943 $(126) $(494,575) $264,519 $291,454 $5,745,415
See accompanying notes to financial statements. F-21
 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- -------------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $217,164 $541,744 $63,692 $820,676 $250,915 Mortality and expense risk and administrative charges (note 4a) 120,698 444,027 91,525 1,201,140 1,453,702 NET INVESTMENT INCOME (EXPENSE) 96,466 97,717 (27,833) (380,464) (1,202,787) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 88,099 82,536 30,651 2,250,496 5,020,862 Change in unrealized appreciation (depreciation) (295,089) 3,936,923 535,576 9,596,306 21,795,335 Capital gain distributions -- 477,563 66,920 945,684 525,997 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (206,990) 4,497,022 633,147 12,792,486 27,342,194 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(110,524) $4,594,739 $605,314 $12,412,022 $26,139,407
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ------------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS --------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $-- $49,751 $9,543 $1,460,304 $44 Mortality and expense risk and administrative charges (note 4a) 657,424 884,910 293,250 1,218,030 50 NET INVESTMENT INCOME (EXPENSE) (657,424) (835,159) (283,707) 242,274 (6) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,897,566 4,189,002 2,062,978 962,482 (1) Change in unrealized appreciation (depreciation) 19,357,208 14,015,759 2,594,916 3,482,725 1,234 Capital gain distributions 1,222,990 6,291,377 2,135,045 28,311 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 23,477,764 24,496,138 6,792,939 4,473,518 1,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $22,820,340 $23,660,979 $6,509,232 $4,715,792 $1,227
See accompanying notes to financial statements. F-22 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $79,879 $929 $1,137,203 $1,844,519 $318,863 $273,027 $2,188 1,399,725 30,904 877,216 1,491,215 219,976 219,546 227,278 (1,319,846) (29,975) 259,987 353,304 98,887 53,481 (225,090) 9,912,137 90,520 (101,392) 163,105 617,626 (325,228) 2,000,982 12,907,686 474,387 (373,575) 9,793,020 (918,101) (279,880) 5,806,524 527,534 29,259 3,031,585 2,799,017 866,631 835,876 910,801 23,347,357 594,166 2,556,618 12,755,142 566,156 230,768 8,718,307 $22,027,511 $564,191 $2,816,605 $13,108,446 $665,043 $284,249 $8,493,217
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ------------------------------------------------------------------------------------------------------------------------ VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ------------------------------------------------------------------------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ $250,713 $49,072 $22,501 $688,357 $11,549,438 $-- $260,103 1,108,251 155,202 32,338 888,331 3,910,534 3,793 140,800 (857,538) (106,130) (9,837) (199,974) 7,638,904 (3,793) 119,303 (2,342,418) 376,382 (26,007) (2,281,845) (2,694,716) 19,167 (141,594) 8,193,051 1,187,781 104,118 (5,755,160) (9,841,362) 53,905 (991,011) -- 52,326 112,283 12,264,891 163,594 15,412 361,614 5,850,633 1,616,489 190,394 4,227,886 (12,372,484) 88,484 (770,991) $4,993,095 $1,510,359 $180,557 $4,027,912 $(4,733,580) $84,691 $(651,688)
See accompanying notes to financial statements. F-23 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST --------------------------------------------------------------- -------------- GOLDMAN SACHS TEMPLETON GOVERNMENT TEMPLETON TEMPLETON GLOBAL TEMPLETON MONEY FOREIGN FOREIGN BOND GROWTH MARKET VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $140,943 $16,956 $358,229 $186,709 $316,881 Mortality and expense risk and administrative charges (note 4a) 57,957 6,108 57,746 94,979 2,039,803 NET INVESTMENT INCOME (EXPENSE) 82,986 10,848 300,483 91,730 (1,722,922) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (180,024) (76,361) (200,954) (335,398) -- Change in unrealized appreciation (depreciation) (90,643) (3,942) (403,083) 432,188 -- Capital gain distributions -- -- -- -- -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (270,667) (80,303) (604,037) 96,790 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(187,681) $(69,455) $(303,554) $188,520 $(1,722,922)
JANUS ASPEN SERIES (CONTINUED) -------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON JANUS HENDERSON HENDERSON HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES -------------- ------------- -------------- ------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $2,046,837 $49,564 $2,277 $265,201 $274,996 Mortality and expense risk and administrative charges (note 4a) 1,776,600 616,383 79,415 133,092 570,062 NET INVESTMENT INCOME (EXPENSE) 270,237 (566,819) (77,138) 132,109 (295,066) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 4,947,054 3,076,235 397,977 48,331 2,067,788 Change in unrealized appreciation (depreciation) 5,007,105 1,584,474 98,905 590,381 8,364,397 Capital gain distributions 923,575 3,095,511 386,473 -- 2,589,471 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 10,877,734 7,756,220 883,355 638,712 13,021,656 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $11,147,971 $7,189,401 $806,217 $770,821 $12,726,590
See accompanying notes to financial statements. F-24 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES -------------------------------------------------------------------------------------------------------------- GOLDMAN GOLDMAN JPMORGAN JANUS SACHS SACHS INSURANCE JPMORGAN JPMORGAN JPMORGAN HENDERSON LARGE CAP MID CAP TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST BALANCED VALUE FUND -- VALUE FUND -- CORE BOND MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES -------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------- $75,875 $171,970 $44,740 $4,745 $879 $9,668 $1,550,991 76,919 404,040 44,179 5,032 2,263 22,398 919,381 (1,044) (232,070) 561 (287) (1,384) (12,730) 631,610 (157,628) (35,720) 50,114 (17,627) 3,944 125,908 3,486,841 205,789 1,538,064 84,775 (12,536) 28,114 53,085 2,987,255 99,855 436,812 -- 19,798 5,788 77,969 638,662 148,016 1,939,156 134,889 (10,365) 37,846 256,962 7,112,758 $146,972 $1,707,086 $135,450 $(10,652) $36,462 $244,232 $7,744,368
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS JANUS HENDERSON JANUS GLOBAL HENDERSON JANUS HENDERSON HENDERSON GLOBAL RESEARCH HENDERSON TECHNOLOGY AND OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $89,959 $277,587 $17,610 $324 $235,903 $24,248 $225,376 222,277 479,235 42,441 161,394 256,220 30,793 587,906 (132,318) (201,648) (24,831) (161,070) (20,317) (6,545) (362,530) 639,310 2,142,010 168,809 1,382,872 (519,807) 3,628 2,132,907 3,125,632 2,184,457 186,284 2,307,495 3,035,923 277,534 6,625,426 1,019,015 1,793,620 149,755 939,627 -- -- 3,350,410 4,783,957 6,120,087 504,848 4,629,994 2,516,116 281,162 12,108,743 $4,651,639 $5,918,439 $480,017 $4,468,924 $2,495,799 $274,617 $11,746,213
See accompanying notes to financial statements. F-25 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- ------------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I -------------- ------------ ------------ ------------ ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $11,364 $30,659 $54,111 $57,876 $176,626 Mortality and expense risk and administrative charges (note 4a) 49,541 85,097 56,592 94,521 200,046 NET INVESTMENT INCOME (EXPENSE) (38,177) (54,438) (2,481) (36,645) (23,420) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 327,625 81,984 160,856 647,556 90,276 Change in unrealized appreciation (depreciation) 307,844 302,240 (17,590) (610,744) (1,118,490) Capital gain distributions 271,600 510,234 33,647 40,185 1,383,122 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 907,069 894,458 176,913 76,997 354,908 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $868,892 $840,020 $174,432 $40,352 $331,488
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) ------------------------------------------------------------------------------ INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $1,814,992 $107,613 $729,793 $613,794 $3,108,946 Mortality and expense risk and administrative charges (note 4a) 622,143 27,254 735,486 1,012,864 2,364,741 NET INVESTMENT INCOME (EXPENSE) 1,192,849 80,359 (5,693) (399,070) 744,205 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (109,421) 15,350 3,042,219 (21,540) 1,705,942 Change in unrealized appreciation (depreciation) (137,292) (29,458) 1,737,932 888,314 5,645,600 Capital gain distributions -- -- 313,868 -- 1,683,828 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (246,713) (14,108) 5,094,019 866,774 9,035,370 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $946,136 $66,251 $5,088,326 $467,704 $9,779,575
See accompanying notes to financial statements. F-26 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST ------------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------- $19,705 $-- $728,870 $251,070 $846 $13,700 $213,773 71,272 280,195 669,307 178,240 352 98,349 69,179 (51,567) (280,195) 59,563 72,830 494 (84,649) 144,594 174,783 240,332 637,310 313,300 22 389,299 (62,004) 266,112 5,304,455 694,008 (394,583) 1,235 302,905 136,819 142,006 1,953,595 949,165 297,067 -- 602,288 -- 582,901 7,498,382 2,280,483 215,784 1,257 1,294,492 74,815 $531,334 $7,218,187 $2,340,046 $288,614 $1,751 $1,209,843 $219,409
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. --------------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ --100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $17,450 $330,496 $8,648 $185,625 $2,338,715 $-- $13,132,815 90,510 205,443 443,224 579,800 2,029,487 369,986 11,209,621 (73,060) 125,053 (434,576) (394,175) 309,228 (369,986) 1,923,194 273,658 194,418 1,317,802 (1,093,949) 9,650,183 (867,785) (11,645,024) 1,256,084 364,452 4,333,154 (1,525,878) (1,659,718) 3,381,797 39,802,574 696,325 43,770 2,802,061 498,643 10,890,636 803,829 -- 2,226,067 602,640 8,453,017 (2,121,184) 18,881,101 3,317,841 28,157,550 $2,153,007 $727,693 $8,018,441 $(2,515,359) $19,190,329 $2,947,855 $30,080,744
See accompanying notes to financial statements. F-27 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- ----------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------- -------------- ---------------- ---------------- --------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $6,504,671 $105,336 $54,846 $210,854 $-- Mortality and expense risk and administrative charges (note 4a) 7,741,693 312,184 435,980 295,813 78,055 NET INVESTMENT INCOME (EXPENSE) (1,237,022) (206,848) (381,134) (84,959) (78,055) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (7,613,364) 591,662 2,006,318 1,297,802 560,779 Change in unrealized appreciation (depreciation) 22,383,553 1,929,663 9,061,938 7,910,624 822,267 Capital gain distributions -- 1,597,555 4,903,568 1,414,625 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 14,770,189 4,118,880 15,971,824 10,623,051 1,383,046 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $13,533,167 $3,912,032 $15,590,690 $10,538,092 $1,304,991
See accompanying notes to financial statements. F-28 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------ -------------- SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 --------------- --------------- --------------- --------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------- $-- $-- $-- $-- $-- 97,669 427,318 -- 346 118,514 (97,669) (427,318) -- (346) (118,514) 735,225 (3,022,278) -- 253 1,921,551 2,173,049 4,576,377 -- 8,895 104,617 -- -- -- -- 661,478 2,908,274 1,554,099 -- 9,148 2,687,646 $2,810,605 $1,126,781 $-- $8,802 $2,569,132
See accompanying notes to financial statements. F-29 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------------------- AB AB AB BALANCED WEALTH GLOBAL THEMATIC GROWTH AND STRATEGY PORTFOLIO -- GROWTH PORTFOLIO -- INCOME PORTFOLIO -- CLASS B CLASS B CLASS B ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $38,881 $58,707 $(23,895) $(28,636) $(86,611) $(230,480) Net realized gain (loss) on investments (307,543) (144,054) 132,840 137,912 403,934 1,489,351 Change in unrealized appreciation (depreciation) on investments 629,563 489,266 397,808 278,491 (2,607,594) 2,625,475 Capital gain distributions 330,737 1,431,565 202,339 116,397 1,674,683 4,681,527 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 691,638 1,835,484 709,092 504,164 (615,588) 8,565,873 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 5,724 37,136 -- 70 2,259 132,304 Transfers for contract benefits and terminations (1,266,828) (1,127,876) (148,658) (291,795) (3,273,397) (5,095,178) Administrative expenses (86,782) (95,078) (10,621) (10,424) (66,684) (103,604) Transfers between subaccounts (including fixed account), net (410,835) (803,469) (67,539) (55,023) (6,689,365) (610,202) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,758,721) (1,989,287) (226,818) (357,172) (10,027,187) (5,676,680) INCREASE (DECREASE) IN NET ASSETS (1,067,083) (153,803) 482,274 146,992 (10,642,775) 2,889,193 Net assets at beginning of year 12,049,691 12,203,494 2,134,932 1,987,940 43,446,118 40,556,925 Net assets at end of year $10,982,608 $12,049,691 $2,617,206 $2,134,932 $32,803,343 $43,446,118 CHANGE IN UNITS (NOTE 5): Units purchased 62,166 33,087 4,321 4,338 81,120 255,200 Units redeemed (188,611) (178,355) (15,319) (21,892) (473,593) (477,974) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (126,445) (145,268) (10,998) (17,554) (392,473) (222,774)
See accompanying notes to financial statements. F-30 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------------- AB AB AB INVESCO OPPENHEIMER INVESCO OPPENHEIMER INTERNATIONAL LARGE CAP SMALL CAP V.I. CAPITAL V.I. CAPITAL VALUE PORTFOLIO -- GROWTH PORTFOLIO -- GROWTH PORTFOLIO -- APPRECIATION FUND -- APPRECIATION FUND -- CLASS B CLASS B CLASS B SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(88,624) $(275,296) $(432,570) $(377,344) $(334,511) $(214,398) $(364,561) $(326,336) $(76,294) $(65,683) (1,033,388) (227,919) 881,845 574,843 723,044 175,625 1,287,499 962,278 285,463 126,217 669,357 4,620,285 5,623,682 3,384,399 8,368,300 2,107,773 3,135,129 4,180,680 744,374 747,992 -- -- 2,348,634 3,225,641 2,145,105 1,934,385 3,892,808 2,273,320 641,090 418,261 (452,655) 4,117,070 8,421,591 6,807,539 10,901,938 4,003,385 7,950,875 7,089,942 1,594,633 1,226,787 16,510 66,843 358,102 442,472 228,571 390,024 12,655 4,745 110,083 59,446 (2,043,127) (3,097,932) (1,190,578) (1,891,182) (1,931,702) (1,061,945) (2,391,712) (3,513,692) (160,115) (262,938) (199,438) (243,954) (129,263) (111,215) (144,973) (74,714) (22,398) (24,293) (31,378) (23,391) (4,841,383) (341,257) (974,117) (416,539) 9,988,054 (666,766) (1,438,508) (470,945) 4,509,408 (346,759) (7,067,438) (3,616,300) (1,935,856) (1,976,464) 8,139,950 (1,413,401) (3,839,963) (4,004,185) 4,427,998 (573,642) (7,520,093) 500,770 6,485,735 4,831,075 19,041,888 2,589,984 4,110,912 3,085,757 6,022,631 653,145 29,281,105 28,780,335 26,580,976 21,749,901 14,854,595 12,264,611 25,294,837 22,209,080 4,417,946 3,764,801 $21,761,012 $29,281,105 $33,066,711 $26,580,976 $33,896,483 $14,854,595 $29,405,749 $25,294,837 $10,440,577 $4,417,946 1,014,730 617,253 44,941 26,734 481,806 34,247 14,245 19,592 155,739 20,858 (2,060,409) (1,110,971) (109,365) (121,619) (188,680) (87,746) (84,928) (87,972) (51,024) (42,998) (1,045,679) (493,718) (64,424) (94,885) 293,126 (53,499) (70,683) (68,380) 104,715 (22,140)
See accompanying notes to financial statements. F-31 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. CONSERVATIVE V.I. CONSERVATIVE V.I. DISCOVERY MID CAP BALANCED FUND -- BALANCED FUND -- GROWTH FUND -- SERIES I SHARES SERIES II SHARES SERIES I SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $75,635 $90,062 $(16,258) $24,052 $(316,422) $(305,855) Net realized gain (loss) on investments 219,435 134,753 914,888 431,776 1,159,031 995,496 Change in unrealized appreciation (depreciation) on investments 745,027 1,061,056 912,458 1,741,755 5,556,257 3,427,138 Capital gain distributions 235,959 158,222 404,255 292,203 1,965,977 2,879,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,276,056 1,444,093 2,215,343 2,489,786 8,364,843 6,996,012 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 455 973 16,594 8,685 30,536 3,004 Transfers for contract benefits and terminations (704,757) (1,124,819) (2,512,185) (1,834,907) (2,679,427) (2,979,319) Administrative expenses (10,324) (11,400) (88,845) (93,992) (17,378) (18,801) Transfers between subaccounts (including fixed account), net 224,914 92,244 697,912 909,558 (359,887) (356,996) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (489,712) (1,043,002) (1,886,524) (1,010,656) (3,026,156) (3,352,112) INCREASE (DECREASE) IN NET ASSETS 786,344 401,091 328,819 1,479,130 5,338,687 3,643,900 Net assets at beginning of year 9,806,301 9,405,210 18,373,840 16,894,710 23,284,392 19,640,492 Net assets at end of year $10,592,645 $9,806,301 $18,702,659 $18,373,840 $28,623,079 $23,284,392 CHANGE IN UNITS (NOTE 5): Units purchased 32,831 15,718 366,777 263,088 17,997 13,664 Units redeemed (46,691) (61,074) (514,637) (353,599) (62,042) (69,149) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (13,860) (45,356) (147,860) (90,511) (44,045) (55,485)
See accompanying notes to financial statements. F-32 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. V.I. DISCOVERY MID CAP INVESCO OPPENHEIMER GLOBAL STRATEGIC INVESCO OPPENHEIMER GROWTH FUND -- V.I. GLOBAL FUND -- INCOME FUND -- V.I. MAIN STREET FUND(R) -- SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(152,436) $(136,231) $(903,088) $(610,398) $103,586 $66,986 $(895,402) $(1,003,549) 119,120 70,970 2,622,943 1,495,168 (56,992) (45,106) 8,235,428 2,470,864 2,100,052 1,581,828 20,199,259 6,492,872 (17,861) 222,626 (8,663,568) 9,362,247 749,778 1,118,284 4,037,176 9,150,385 -- -- 1,633,711 18,397,144 2,816,514 2,634,851 25,956,290 16,528,027 28,733 244,506 310,169 29,226,706 363,529 507,978 404,898 583,549 10,050 2,273 86,743 130,429 (704,428) (605,569) (6,723,862) (6,086,757) (183,804) (334,346) (5,859,174) (11,987,450) (43,984) (40,916) (604,438) (383,600) (3,031) (3,812) (546,634) (988,335) (1,601,909) 1,246,703 38,750,960 (2,283,258) (23,570) (36,582) (89,108,264) (10,840,588) (1,986,792) 1,108,196 31,827,558 (8,170,066) (200,355) (372,467) (95,427,329) (23,685,944) 829,722 3,743,047 57,783,848 8,357,961 (171,622) (127,961) (95,117,160) 5,540,762 10,683,408 6,940,361 67,455,449 59,097,488 2,627,637 2,755,598 112,320,026 106,779,264 $11,513,130 $10,683,408 $125,239,297 $67,455,449 $2,456,015 $2,627,637 $17,202,866 $112,320,026 59,177 85,149 2,913,635 318,656 26,773 7,314 561,844 456,233 (125,291) (50,824) (1,067,022) (694,013) (46,627) (41,914) (5,211,647) (1,623,964) (66,114) 34,325 1,846,613 (375,357) (19,854) (34,600) (4,649,803) (1,167,731)
-------------------------- INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND(R) -- SERIES II SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(340,964) $(482,797) 403,645 194,414 4,704,240 3,861,143 381,860 2,759,471 5,148,781 6,332,231 45,343 197,125 (2,580,960) (2,619,339) (195,319) (210,618) (2,855,308) (1,523,058) (5,586,244) (4,155,890) (437,463) 2,176,341 29,674,934 27,498,593 $29,237,471 $29,674,934 278,953 164,776 (447,225) (321,224) (168,272) (156,448)
See accompanying notes to financial statements. F-33 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER V.I. TOTAL RETURN INVESCO V.I. AMERICAN INVESCO V.I. AMERICAN BOND FUND -- FRANCHISE FUND -- FRANCHISE FUND -- SERIES I SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $134,930 $160,920 $(320,551) $(299,562) $(73,028) $(79,488) Net realized gain (loss) on investments 27,108 (85,620) 748,574 282,871 829,661 610,523 Change in unrealized appreciation (depreciation) on investments 502,042 547,390 5,005,443 2,572,726 524,941 247,077 Capital gain distributions -- -- 1,539,947 3,115,377 344,680 710,919 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 664,080 622,690 6,973,413 5,671,412 1,626,254 1,489,031 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 32,938 2,400 318,780 456,438 -- -- Transfers for contract benefits and terminations (1,118,332) (822,602) (1,443,006) (1,393,486) (1,187,104) (838,774) Administrative expenses (12,096) (12,690) (102,957) (90,850) (17,195) (18,127) Transfers between subaccounts (including fixed account), net 489,253 350,684 (5,266,330) 4,071,598 (275,973) (17,689) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (608,237) (482,208) (6,493,513) 3,043,700 (1,480,272) (874,590) INCREASE (DECREASE) IN NET ASSETS 55,843 140,482 479,900 8,715,112 145,982 614,441 Net assets at beginning of year 8,234,298 8,093,816 23,899,775 15,184,663 5,082,002 4,467,561 Net assets at end of year $8,290,141 $8,234,298 $24,379,675 $23,899,775 $5,227,984 $5,082,002 CHANGE IN UNITS (NOTE 5): Units purchased 61,874 42,408 53,507 260,165 28,609 27,456 Units redeemed (86,047) (67,324) (332,241) (111,789) (75,302) (56,416) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (24,173) (24,916) (278,734) 148,376 (46,693) (28,960)
See accompanying notes to financial statements. F-34 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) --------------------------------------------------------------------------------------------------------- INVESCO V.I. INVESCO V.I. CORE INVESCO V.I. EQUITY INVESCO V.I. GLOBAL REAL COMSTOCK FUND -- EQUITY FUND -- AND INCOME FUND -- ESTATE FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $106,671 $26,345 $(827,318) $(802,586) $48,070 $70,887 $5,480 $3,189 (448,314) 370,527 (1,342,102) (506,937) (134,232) 210,908 (3,887) 4,371 (1,073,073) 1,420,044 17,367 13,837,659 423,897 1,415,884 (29,551) 31,677 499,459 2,992,047 1,327,785 11,191,306 746,288 1,295,335 5,463 242 (915,257) 4,808,963 (824,268) 23,719,442 1,084,023 2,993,014 (22,495) 39,479 16,250 119,773 40,291 75,718 200 52,332 -- -- (1,572,835) (1,862,097) (4,717,395) (11,522,231) (1,382,591) (1,604,537) (16,563) (17,937) (90,383) (108,735) (507,356) (943,786) (133,365) (138,908) (293) (318) (716,204) (1,053,878) (86,703,324) (8,356,946) (1,173,731) (15,606) 16,937 (12,170) (2,363,172) (2,904,937) (91,887,784) (20,747,245) (2,689,487) (1,706,719) 81 (30,425) (3,278,429) 1,904,026 (92,712,052) 2,972,197 (1,605,464) 1,286,295 (22,414) 9,054 23,830,155 21,926,129 98,305,382 95,333,185 18,863,440 17,577,145 211,193 202,139 $20,551,726 $23,830,155 $5,593,330 $98,305,382 $17,257,976 $18,863,440 $188,779 $211,193 135,981 36,711 580,966 532,370 148,253 141,446 5,835 1,708 (234,829) (158,050) (5,809,821) (1,731,254) (315,870) (234,739) (4,984) (3,626) (98,848) (121,339) (5,228,855) (1,198,884) (167,617) (93,293) 851 (1,918)
-------------------------- INVESCO V.I. GOVERNMENT SECURITIES FUND -- SERIES I SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $-- $(10) -- (29) -- 145 -- -- -- 106 -- -- -- (2,924) -- -- -- 1 -- (2,923) -- (2,817) -- 2,817 $-- $-- -- -- -- (165) -- (165)
See accompanying notes to financial statements. F-35 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO V.I. INTERNATIONAL INVESCO V.I. INVESCO V.I. VALUE GROWTH FUND -- TECHNOLOGY FUND -- OPPORTUNITIES FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(189,193) $(180,256) $-- $(43) $(51,577) $(65,712) Net realized gain (loss) on investments 2,495,730 1,164,192 -- 2,012 (327,689) (117,817) Change in unrealized appreciation (depreciation) on investments (2,636,159) 6,243,126 -- 2,252 397,832 341,876 Capital gain distributions 262,606 2,726,332 -- -- 162,362 878,004 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (67,016) 9,953,394 -- 4,221 180,928 1,036,351 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 17,157 78,437 -- -- 3,814 1,320 Transfers for contract benefits and terminations (2,071,570) (4,419,494) -- -- (328,483) (455,929) Administrative expenses (211,654) (349,805) -- -- (11,768) (14,773) Transfers between subaccounts (including fixed account), net (27,283,690) (3,947,650) -- (36,919) (115,324) (63,605) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (29,549,757) (8,638,512) -- (36,919) (451,761) (532,987) INCREASE (DECREASE) IN NET ASSETS (29,616,773) 1,314,882 -- (32,698) (270,833) 503,364 Net assets at beginning of year 42,257,378 40,942,496 -- 32,698 4,324,424 3,821,060 Net assets at end of year $12,640,605 $42,257,378 $-- $-- $4,053,591 $4,324,424 CHANGE IN UNITS (NOTE 5): Units purchased 306,404 238,464 -- -- 32,377 12,221 Units redeemed (2,522,907) (860,415) -- (4,514) (52,601) (40,509) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (2,216,503) (621,951) -- (4,514) (20,224) (28,288)
See accompanying notes to financial statements. F-36 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------------------------------------------------------------------------------------------------- VP INFLATION VP DISCIPLINED PROTECTION CORE VALUE VP INTERNATIONAL VP ULTRA(R) FUND -- CLASS II FUND -- CLASS I FUND -- CLASS I FUND -- CLASS I ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(145,524) $196,024 $329 $773 $(7,252) $(4,701) $(2,082) $(763) 853,052 (195,627) 8,597 4,746 36,099 10,715 12,711 4,106 1,171,533 2,521,781 48,627 32,343 86,673 89,521 35,775 3,630 -- -- 16,232 29,501 7,770 28,437 4,350 4,440 1,879,061 2,522,178 73,785 67,363 123,290 123,972 50,754 11,413 14,402 28,467 -- -- -- -- -- -- (2,471,992) (4,191,895) (36,740) (28,154) (48,925) (44,413) (10,105) (2,266) (242,833) (341,131) (440) (356) (989) (1,135) (325) (265) (17,910,358) 1,148,725 258,676 (29,279) 28,225 (56,156) 121,956 (9,530) (20,610,781) (3,355,834) 221,496 (57,789) (21,689) (101,704) 111,526 (12,061) (18,731,720) (833,656) 295,281 9,574 101,601 22,268 162,280 (648) 35,553,419 36,387,075 337,524 327,950 533,326 511,058 39,309 39,957 $16,821,699 $35,553,419 $632,805 $337,524 $634,927 $533,326 $201,589 $39,309 514,640 539,644 20,221 1,618 14,437 1,933 5,603 171 (2,155,346) (810,557) (8,179) (4,200) (13,734) (7,951) (2,062) (613) (1,640,706) (270,913) 12,042 (2,582) 703 (6,018) 3,541 (442)
-------------------------- VP VALUE FUND -- CLASS I ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $480 $422 1,433 1,312 (4,903) 8,856 1,552 3,701 (1,438) 14,291 -- -- (866) (955) (107) (164) (3,360) (1,810) (4,333) (2,929) (5,771) 11,362 69,412 58,050 $63,641 $69,412 95 4 (259) (103) (164) (99)
See accompanying notes to financial statements. F-37 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BNY MELLON ----------------------------------------------------------------------------- BNY MELLON BNY MELLON BNY MELLON SUSTAINABLE VARIABLE INVESTMENT U.S. EQUITY INVESTMENT FUND -- PORTFOLIOS --MIDCAP STOCK PORTFOLIO, INC. -- GOVERNMENT MONEY PORTFOLIO --INITIAL SHARES INITIAL SHARES MARKET PORTFOLIO ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(544) $(780) $(33,366) $(5,713) $(20,039) $147 Net realized gain (loss) on investments (247) 350 244,116 10,231 -- -- Change in unrealized appreciation (depreciation) on investments 6,644 9,589 1,244,697 1,668,754 -- -- Capital gain distributions -- 6,809 92,874 219,638 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 5,853 15,968 1,548,321 1,892,910 (20,039) 147 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,324 -- 119,198 -- 40,554 -- Transfers for contract benefits and terminations (4,102) (4,731) (1,111,148) (42,073) (1,573,958) (1,136,481) Administrative expenses (584) (657) (31,164) (25,962) (3,747) (2,401) Transfers between subaccounts (including fixed account), net 1 (1) (1,166) (1,614) 1,937,401 1,109,042 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (2,361) (5,389) (1,024,280) (69,649) 400,250 (29,840) INCREASE (DECREASE) IN NET ASSETS 3,492 10,579 524,041 1,823,261 380,211 (29,693) Net assets at beginning of year 98,931 88,352 7,720,574 5,897,313 1,061,788 1,091,481 Net assets at end of year $102,423 $98,931 $8,244,615 $7,720,574 $1,441,999 $1,061,788 CHANGE IN UNITS (NOTE 5): Units purchased 77 -- 8,158 141 271,229 199,656 Units redeemed (160) (170) (69,533) (5,372) (229,477) (202,490) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (83) (170) (61,375) (5,231) 41,752 (2,834)
See accompanying notes to financial statements. F-38 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BLACKROCK VARIABLE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- BLACKROCK BLACKROCK BLACKROCK LARGE CAP ADVANTAGE BASIC BLACKROCK FOCUS U.S. TOTAL MARKET VALUE GLOBAL ALLOCATION GROWTH V.I. FUND -- V.I. FUND -- V.I. FUND -- V.I. FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(2,519) $23,922 $(166,247) $106,688 $(1,195,316) $(1,370,576) $(137,131) $(103,288) (60,617) (44,773) (3,755,509) (67,377) 2,346,226 833,303 164,265 32,962 324,967 504,769 642,189 3,245,778 19,249,199 23,304,853 2,300,186 881,050 370,542 487,480 432,206 2,392,562 11,461,951 8,081,556 691,085 714,957 632,373 971,398 (2,847,361) 5,677,651 31,862,060 30,849,136 3,018,405 1,525,681 2,626 10,809 11,663 40,512 69,703 212,059 54,820 2,310 (147,992) (365,081) (2,231,345) (3,014,965) (19,653,749) (22,530,770) (289,255) (118,875) (16,627) (17,570) (151,563) (259,532) (1,719,193) (1,828,232) (36,188) (25,509) (711,838) (77,425) (17,746,717) (456,099) (14,300,625) (12,991,465) 2,852,472 962,233 (873,831) (449,267) (20,117,962) (3,690,084) (35,603,864) (37,138,408) 2,581,849 820,159 (241,458) 522,131 (22,965,323) 1,987,567 (3,741,804) (6,289,272) 5,600,254 2,345,840 4,318,370 3,796,239 29,759,454 27,771,887 206,940,793 213,230,065 7,143,267 4,797,427 $4,076,912 $4,318,370 $6,794,131 $29,759,454 $203,198,989 $206,940,793 $12,743,521 $7,143,267 7,323 16,359 352,391 199,609 546,585 685,594 82,543 34,812 (38,851) (34,878) (1,629,904) (415,406) (2,805,637) (3,144,941) (25,104) (7,811) (31,528) (18,519) (1,277,513) (215,797) (2,259,052) (2,459,347) 57,439 27,001
COLUMBIA FUNDS VARIABLE SERIES TRUST II -------------------------- CTIVP/SM/ -- LOOMIS SAYLES GROWTH FUND -- CLASS 1 -------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 -------------------------- $(1,137,062) $(640,342) 5,839,706 3,756,921 15,016,336 6,998,778 -- -- 19,718,980 10,115,357 62,628 40,712 (6,389,867) (4,611,341) (601,571) (308,495) 62,216,888 (4,867,363) 55,288,078 (9,746,487) 75,007,058 368,870 37,638,661 37,269,791 $112,645,719 $37,638,661 4,093,409 184,139 (1,134,432) (802,213) 2,958,977 (618,074)
See accompanying notes to financial statements. F-39 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
COLUMBIA FUNDS VARIABLE DEUTSCHE DWS VARIABLE DEUTSCHE DWS VARIABLE SERIES TRUST II (CONTINUED) SERIES I SERIES II --------------------------- ------------------------- ------------------------- COLUMBIA VARIABLE PORTFOLIO-- DWS DWS OVERSEAS CAPITAL CROCI(R) CORE FUND -- GROWTH VIP -- U.S. VIP -- CLASS 2 CLASS B SHARES CLASS B SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(18,771) $27,221 $(2,728) $(106) $(1,195) $(118) Net realized gain (loss) on investments (157,144) 15,975 7,830 2,505 (228) 779 Change in unrealized appreciation (depreciation) on investments 754,562 779,183 46,281 (1,012) 5,965 8,095 Capital gain distributions 141,979 1,851,411 92 1,252 2,401 3,897 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 720,626 2,673,790 51,475 2,639 6,943 12,653 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 6,370 175 -- -- -- -- Transfers for contract benefits and terminations (1,541,062) (995,890) (15,689) (10,714) (9,856) (1,906) Administrative expenses (36,726) (41,384) (109) (49) (84) (35) Transfers between subaccounts (including fixed account), net (321,458) (551,132) 280,002 (114) 152,677 (3,463) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,892,876) (1,588,231) 264,204 (10,877) 142,737 (5,404) INCREASE (DECREASE) IN NET ASSETS (1,172,250) 1,085,559 315,679 (8,238) 149,680 7,249 Net assets at beginning of year 13,209,660 12,124,101 1,401 9,639 50,677 43,428 Net assets at end of year $12,037,410 $13,209,660 $317,080 $1,401 $200,357 $50,677 CHANGE IN UNITS (NOTE 5): Units purchased 103,282 31,909 12,732 -- 15,261 283 Units redeemed (263,759) (172,755) (2,908) (445) (3,474) (654) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (160,477) (140,846) 9,824 (445) 11,787 (371)
See accompanying notes to financial statements. F-40 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
DEUTSCHE DWS VARIABLE EATON VANCE VARIABLE SERIES II (CONTINUED) TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED FEDERATED SMALL MID CAP VT HERMES HIGH INCOME BOND HERMES HIGH INCOME BOND HERMES KAUFMANN VALUE VIP -- FLOATING-RATE FUND II -- FUND II -- FUND II -- CLASS B SHARES INCOME FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(48) $(142) $654,560 $1,389,337 $336,037 $412,201 $389,510 $471,183 $(379,793) $(285,406) (367) (70) (1,162,328) (238,846) (96,665) (91,877) (167,252) (102,251) 1,243,778 981,316 (550) 1,307 13,193 1,656,512 25,147 742,579 69,196 854,446 3,123,731 2,483,844 839 779 -- -- -- -- -- -- 1,757,699 1,788,827 (126) 1,874 (494,575) 2,807,003 264,519 1,062,903 291,454 1,223,378 5,745,415 4,968,581 -- -- 459,633 449,045 46,358 365 2,245 22,798 5,068 5,205 (475) (476) (3,655,676) (5,277,735) (798,411) (1,345,424) (983,797) (1,397,669) (2,509,021) (1,823,526) (23) (24) (289,020) (401,275) (9,491) (11,827) (26,068) (31,695) (140,989) (78,293) 290 (47) (11,727,676) (5,365,463) (267,095) (86,099) (565,493) (295,370) 12,718,806 (1,667,627) (208) (547) (15,212,739) (10,595,428) (1,028,639) (1,442,985) (1,573,113) (1,701,936) 10,073,864 (3,564,241) (334) 1,327 (15,707,314) (7,788,425) (764,120) (380,082) (1,281,659) (478,558) 15,819,279 1,404,340 11,289 9,962 47,381,825 55,170,250 8,328,597 8,708,679 9,985,895 10,464,453 17,962,184 16,557,844 $10,955 $11,289 $31,674,511 $47,381,825 $7,564,477 $8,328,597 $8,704,236 $9,985,895 $33,781,463 $17,962,184 94 31 533,564 527,285 9,840 15,066 32,935 13,749 582,129 14,337 (98) (63) (1,737,168) (1,329,200) (43,624) (63,506) (98,416) (86,444) (162,204) (99,403) (4) (32) (1,203,604) (801,915) (33,784) (48,440) (65,481) (72,695) 419,925 (85,066)
See accompanying notes to financial statements. F-41 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ------------------------- --------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED VOLATILITY ASSET MANAGER/SM/ ASSET MANAGER/SM/ FUND II -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $96,466 $56,425 $97,717 $184,348 $(27,833) $(15,514) Net realized gain (loss) on investments 88,099 67,347 82,536 (103,087) 30,651 (18,451) Change in unrealized appreciation (depreciation) on investments (295,089) 1,442,558 3,936,923 4,144,422 535,576 550,102 Capital gain distributions -- -- 477,563 1,611,678 66,920 219,699 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (110,524) 1,566,330 4,594,739 5,837,361 605,314 735,836 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 36,917 5,033 14,970 16,023 -- -- Transfers for contract benefits and terminations (1,396,391) (1,012,546) (3,024,285) (3,860,074) (325,405) (355,508) Administrative expenses (12,271) (13,642) (27,037) (30,616) (8,914) (8,534) Transfers between subaccounts (including fixed account), net 125,417 568,158 110,746 (1,094,073) 73,835 (261,949) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,246,328) (452,997) (2,925,606) (4,968,740) (260,484) (625,991) INCREASE (DECREASE) IN NET ASSETS (1,356,852) 1,113,333 1,669,133 868,621 344,830 109,845 Net assets at beginning of year 9,682,632 8,569,299 37,629,107 36,760,486 5,036,130 4,926,285 Net assets at end of year $8,325,780 $9,682,632 $39,298,240 $37,629,107 $5,380,960 $5,036,130 CHANGE IN UNITS (NOTE 5): Units purchased 38,357 48,832 12,528 3,844 17,060 7,134 Units redeemed (93,214) (61,455) (76,561) (109,757) (32,208) (44,680) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (54,857) (12,623) (64,033) (105,913) (15,148) (37,546)
See accompanying notes to financial statements. F-42 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------------------------------- VIP VIP VIP VIP DYNAMIC CAPITAL BALANCED CONTRAFUND(R) CONTRAFUND(R) APPRECIATION PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $(380,464) $(180,344) $(1,202,787) $(933,671) $(1,319,846) $(1,371,391) $(29,975) $(21,646) 2,250,496 1,196,666 5,020,862 2,633,671 9,912,137 2,627,575 90,520 28,087 9,596,306 8,195,793 21,795,335 11,747,152 12,907,686 12,116,578 474,387 135,404 945,684 2,969,180 525,997 10,958,244 527,534 12,292,213 29,259 306,987 12,412,022 12,181,295 26,139,407 24,405,396 22,027,511 25,664,975 564,191 448,832 194,674 223,248 77,021 24,325 299,886 628,461 239 425 (5,413,305) (4,936,603) (9,459,325) (11,480,026) (8,118,177) (9,608,527) (256,613) (262,600) (361,222) (337,813) (100,227) (108,781) (435,439) (533,428) (5,956) (5,605) 1,262,321 1,093,835 (2,803,684) (1,481,570) (28,000,066) (13,657,573) 34,692 (17,236) (4,317,532) (3,957,333) (12,286,215) (13,046,052) (36,253,796) (23,171,067) (227,638) (285,016) 8,094,490 8,223,962 13,853,192 11,359,344 (14,226,285) 2,493,908 336,553 163,816 65,442,759 57,218,797 98,144,548 86,785,204 98,850,137 96,356,229 1,896,879 1,733,063 $73,537,249 $65,442,759 $111,997,740 $98,144,548 $84,623,852 $98,850,137 $2,233,432 $1,896,879 518,697 431,753 49,923 59,936 213,064 213,361 5,184 715 (724,048) (602,229) (234,962) (294,205) (1,573,387) (1,078,293) (10,299) (9,387) (205,351) (170,476) (185,039) (234,269) (1,360,323) (864,932) (5,115) (8,672)
-------------------------- VIP EQUITY-INCOME PORTFOLIO -- INITIAL CLASS ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $259,987 $425,954 (101,392) 321,699 (373,575) 10,769,029 3,031,585 4,635,675 2,816,605 16,152,357 137,899 31,638 (6,153,584) (7,889,558) (58,211) (69,137) (1,878,773) (966,098) (7,952,669) (8,893,155) (5,136,064) 7,259,202 73,812,852 66,553,650 $68,676,788 $73,812,852 46,397 26,753 (187,174) (193,003) (140,777) (166,250)
See accompanying notes to financial statements. F-43 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------- VIP VIP VIP GROWTH & INCOME GROWTH & INCOME EQUITY-INCOME PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 ---------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $353,304 $106,385 $98,887 $396,311 $53,481 $255,399 Net realized gain (loss) on investments 163,105 320,505 617,626 666,896 (325,228) 225,314 Change in unrealized appreciation (depreciation) on investments 9,793,020 9,662,429 (918,101) 1,885,209 (279,880) 1,592,074 Capital gain distributions 2,799,017 4,375,363 866,631 1,594,217 835,876 1,209,730 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,108,446 14,464,682 665,043 4,542,633 284,249 3,282,517 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 109,584 252,708 16,689 720 30,989 37,290 Transfers for contract benefits and terminations (8,855,602) (6,704,400) (1,659,214) (2,653,073) (1,366,388) (1,256,035) Administrative expenses (670,763) (390,665) (19,449) (25,828) (50,292) (49,924) Transfers between subaccounts (including fixed account), net 66,861,836 (1,980,518) (1,631,032) 37,813 2,353,945 (726,299) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 57,445,055 (8,822,875) (3,293,006) (2,640,368) 968,254 (1,994,968) INCREASE (DECREASE) IN NET ASSETS 70,553,501 5,641,807 (2,627,963) 1,902,265 1,252,503 1,287,549 Net assets at beginning of year 66,684,980 61,043,173 19,009,867 17,107,602 13,989,575 12,702,026 Net assets at end of year $137,238,481 $66,684,980 $16,381,904 $19,009,867 $15,242,078 $13,989,575 CHANGE IN UNITS (NOTE 5): Units purchased 5,053,130 256,605 19,164 16,064 257,129 19,538 Units redeemed (1,251,674) (734,882) (123,603) (113,251) (231,298) (116,079) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS 3,801,456 (478,277) (104,439) (97,187) 25,831 (96,541)
See accompanying notes to financial statements. F-44 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------------------------- VIP VIP VIP GROWTH GROWTH VIP VIP INVESTMENT OPPORTUNITIES OPPORTUNITIES GROWTH GROWTH GRADE BOND PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(225,090) $(163,383) $(657,424) $(158,505) $(835,159) $(649,015) $(283,707) $(314,276) $242,274 $574,374 2,000,982 1,240,842 2,897,566 867,918 4,189,002 3,648,821 2,062,978 873,225 962,482 161,952 5,806,524 1,795,078 19,357,208 1,214,127 14,015,759 9,837,353 2,594,916 3,820,186 3,482,725 4,918,319 910,801 1,026,840 1,222,990 974,993 6,291,377 3,771,081 2,135,045 1,327,052 28,311 -- 8,493,217 3,899,377 22,820,340 2,898,533 23,660,979 16,608,240 6,509,232 5,706,187 4,715,792 5,654,645 10,580 -- 11,427 6,394 64,676 8,996 37,821 532,953 36,942 58,097 (2,785,575) (1,452,145) (4,055,336) (1,518,954) (6,196,150) (8,191,969) (2,433,840) (2,081,712) (6,712,611) (9,739,397) (12,725) (11,020) (330,930) (40,284) (47,985) (50,926) (51,479) (70,043) (692,209) (740,247) 2,795,853 291,347 57,863,214 (1,070,058) (1,618,790) (1,177,862) (5,106,566) (937,266) 1,049,872 3,984,113 8,133 (1,171,818) 53,488,375 (2,622,902) (7,798,249) (9,411,761) (7,554,064) (2,556,068) (6,318,006) (6,437,434) 8,501,350 2,727,559 76,308,715 275,631 15,862,730 7,196,479 (1,044,832) 3,150,119 (1,602,214) (782,789) 13,155,983 10,428,424 7,307,223 7,031,592 61,520,024 54,323,545 21,867,389 18,717,270 75,093,603 75,876,392 $21,657,333 $13,155,983 $83,615,938 $7,307,223 $77,382,754 $61,520,024 $20,822,557 $21,867,389 $73,491,389 $75,093,603 77,204 79,560 1,864,658 181,840 25,302 14,063 41,657 49,699 1,368,842 1,216,420 (99,266) (113,944) (475,752) (255,230) (115,674) (156,353) (293,155) (173,749) (1,851,551) (1,686,316) (22,062) (34,384) 1,388,906 (73,390) (90,372) (142,290) (251,498) (124,050) (482,709) (469,896)
See accompanying notes to financial statements. F-45 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ----------------------------------------------------------------------------- VIP VIP VIP MID CAP MID CAP OVERSEAS PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(6) $-- $(857,538) $(974,053) $(106,130) $24,145 Net realized gain (loss) on investments (1) 39 (2,342,418) (865,913) 376,382 672,672 Change in unrealized appreciation (depreciation) on investments 1,234 720 8,193,051 9,506,852 1,187,781 1,795,651 Capital gain distributions -- 1,058 -- 11,682,974 52,326 513,727 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,227 1,817 4,993,095 19,349,860 1,510,359 3,006,195 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 40,554 627,269 39,957 3,920 Transfers for contract benefits and terminations -- (3,537) (7,590,939) (11,473,266) (1,183,717) (3,597,837) Administrative expenses -- -- (338,193) (565,300) (13,108) (16,184) Transfers between subaccounts (including fixed account), net 1 1 (38,876,173) (3,089,991) (229,159) (364,250) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 1 (3,536) (46,764,751) (14,501,288) (1,386,027) (3,974,351) INCREASE (DECREASE) IN NET ASSETS 1,228 (1,719) (41,771,656) 4,848,572 124,332 (968,156) Net assets at beginning of year 7,095 8,814 99,610,615 94,762,043 12,317,719 13,285,875 Net assets at end of year $8,323 $7,095 $57,838,959 $99,610,615 $12,442,051 $12,317,719 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 550,434 451,262 10,589 27,926 Units redeemed -- (73) (2,686,326) (962,058) (56,989) (160,371) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS -- (73) (2,135,892) (510,796) (46,400) (132,445)
See accompanying notes to financial statements. F-46 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --------------------------------------------------------------------------------------------------------- FRANKLIN VIP FRANKLIN FRANKLIN LARGE CAP VALUE STRATEGIES ALLOCATION INCOME GROWTH PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(9,837) $(2,630) $(199,974) $898,102 $7,638,904 $8,088,254 $(3,793) $(2,641) (26,007) (40,574) (2,281,845) (1,232,665) (2,694,716) 1,243,682 19,167 6,498 104,118 423,280 (5,755,160) 5,520,651 (9,841,362) 17,490,422 53,905 21,984 112,283 204,869 12,264,891 3,544,900 163,594 3,857,358 15,412 22,698 180,557 584,945 4,027,912 8,730,988 (4,733,580) 30,679,716 84,691 48,539 -- 10,000 2,296 104,784 173,386 70,856 -- -- (146,972) (250,518) (5,087,403) (6,536,850) (22,590,910) (26,834,344) (17,115) (16,429) (5,999) (6,446) (372,756) (409,934) (983,829) (1,082,709) (639) (757) 387,487 (138,349) (3,343,570) (3,245,603) (3,325,589) (9,548,532) 92,752 (19,424) 234,516 (385,313) (8,801,433) (10,087,603) (26,726,942) (37,394,729) 74,998 (36,610) 415,073 199,632 (4,773,521) (1,356,615) (31,460,522) (6,715,013) 159,689 11,929 2,180,107 1,980,475 51,619,662 52,976,277 228,613,470 235,328,483 171,988 160,059 $2,595,180 $2,180,107 $46,846,141 $51,619,662 $197,152,948 $228,613,470 $331,677 $171,988 24,667 6,096 202,366 265,357 1,121,677 1,127,366 6,257 41 (14,197) (24,077) (861,739) (1,030,937) (2,779,874) (3,235,632) (3,057) (1,358) 10,470 (17,981) (659,373) (765,580) (1,658,197) (2,108,266) 3,200 (1,317)
-------------------------- FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $119,303 $21,638 (141,594) 304,639 (991,011) 785,145 361,614 1,088,637 (651,688) 2,200,059 16,512 10,491 (537,750) (1,580,147) (54,773) (65,663) (43,857) (1,313,228) (619,868) (2,948,547) (1,271,556) (748,488) 11,058,341 11,806,829 $9,786,785 $11,058,341 80,053 39,025 (103,632) (181,043) (23,579) (142,018)
See accompanying notes to financial statements. F-47 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) ----------------------------------------------------------------------------- TEMPLETON TEMPLETON TEMPLETON FOREIGN FOREIGN GLOBAL BOND VIP FUND -- VIP FUND -- VIP FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $82,986 $24,983 $10,848 $(151) $300,483 $296,594 Net realized gain (loss) on investments (180,024) (100,579) (76,361) (8,007) (200,954) (22,314) Change in unrealized appreciation (depreciation) on investments (90,643) 577,049 (3,942) 60,639 (403,083) (224,527) Capital gain distributions -- 51,429 -- 5,956 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (187,681) 552,882 (69,455) 58,437 (303,554) 49,753 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,369 8,668 1,412 -- 1,563 720 Transfers for contract benefits and terminations (594,774) (744,214) (20,055) (43,556) (672,606) (410,452) Administrative expenses (7,447) (9,572) (735) (1,134) (6,576) (7,879) Transfers between subaccounts (including fixed account), net (18,541) (220,318) (299,365) (919) (286,602) (97,727) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (618,393) (965,436) (318,743) (45,609) (964,221) (515,338) INCREASE (DECREASE) IN NET ASSETS (806,074) (412,554) (388,198) 12,828 (1,267,775) (465,585) Net assets at beginning of year 4,986,774 5,399,328 574,277 561,449 4,922,719 5,388,304 Net assets at end of year $4,180,700 $4,986,774 $186,079 $574,277 $3,654,944 $4,922,719 CHANGE IN UNITS (NOTE 5): Units purchased 21,030 20,241 9,448 6,563 11,690 3,893 Units redeemed (68,234) (88,448) (39,401) (9,490) (65,920) (31,729) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (47,204) (68,207) (29,953) (2,927) (54,230) (27,836)
See accompanying notes to financial statements. F-48 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------------------------------------- TEMPLETON GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GROWTH GOVERNMENT MONEY LARGE CAP MID CAP VIP FUND -- MARKET FUND -- VALUE FUND -- VALUE FUND -- CLASS 2 SHARES SERVICE SHARES INSTITUTIONAL SHARES INSTITUTIONAL SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $91,730 $91,651 $(1,722,922) $329,139 $(1,044) $2,020 $(232,070) $(228,182) (335,398) (301,353) -- -- (157,628) (132,069) (35,720) 110,414 432,188 (306,649) -- -- 205,789 1,188,719 1,538,064 7,204,390 -- 1,391,057 -- -- 99,855 208,559 436,812 1,147,056 188,520 874,706 (1,722,922) 329,139 146,972 1,267,229 1,707,086 8,233,678 17,450 13,700 1,089,768 395,665 4,321 1,947 18,205 1,600 (211,461) (1,004,398) (103,781,790) (99,396,416) (458,066) (585,471) (2,829,111) (4,434,132) (39,830) (45,259) (383,849) (332,792) (7,417) (9,361) (42,676) (54,574) (681,309) (161,099) 121,855,233 84,813,444 132,346 (111,410) (638,433) (1,177,042) (915,150) (1,197,056) 18,779,362 (14,520,099) (328,816) (704,295) (3,492,015) (5,664,148) (726,630) (322,350) 17,056,440 (14,190,960) (181,844) 562,934 (1,784,929) 2,569,530 7,033,899 7,356,249 112,712,157 126,903,117 6,049,414 5,486,480 32,551,855 29,982,325 $6,307,269 $7,033,899 $129,768,597 $112,712,157 $5,867,570 $6,049,414 $30,766,926 $32,551,855 49,848 69,727 19,763,166 15,903,517 23,859 4,358 28,948 32,204 (127,304) (175,261) (17,741,224) (17,485,615) (39,450) (41,345) (114,356) (170,424) (77,456) (105,534) 2,021,942 (1,582,098) (15,591) (36,987) (85,408) (138,220)
JPMORGAN INSURANCE TRUST ------------------------- JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO -- CLASS 1 ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $561 $19,104 50,114 (2,959) 84,775 144,912 -- -- 135,450 161,057 -- -- (198,305) (242,484) (3,398) (3,864) (137,222) 5,535 (338,925) (240,813) (203,475) (79,756) 2,579,187 2,658,943 $2,375,712 $2,579,187 50,918 34,124 (72,179) (50,479) (21,261) (16,355)
See accompanying notes to financial statements. F-49 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JPMORGAN INSURANCE TRUST (CONTINUED) ----------------------------------------------------------------------------- JPMORGAN JPMORGAN JPMORGAN INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(287) $(894) $(1,384) $(1,408) $(12,730) $(13,838) Net realized gain (loss) on investments (17,627) 5,238 3,944 2,510 125,908 65,738 Change in unrealized appreciation (depreciation) on investments (12,536) 49,153 28,114 7,424 53,085 204,553 Capital gain distributions 19,798 23,049 5,788 11,285 77,969 95,254 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (10,652) 76,546 36,462 19,811 244,232 351,707 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- -- -- 2,696 -- Transfers for contract benefits and terminations (17,319) (26,715) (10,519) (11,857) (101,560) (129,247) Administrative expenses (436) (519) (100) (95) (1,629) (1,766) Transfers between subaccounts (including fixed account), net (85,254) (38,935) 44,008 (8,055) (349,336) (166,593) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (103,009) (66,169) 33,389 (20,007) (449,829) (297,606) INCREASE (DECREASE) IN NET ASSETS (113,661) 10,377 69,851 (196) (205,597) 54,101 Net assets at beginning of year 342,206 331,829 92,598 92,794 1,351,144 1,297,043 Net assets at end of year $228,545 $342,206 $162,449 $92,598 $1,145,547 $1,351,144 CHANGE IN UNITS (NOTE 5): Units purchased 6,964 2,202 8,247 1,099 9,017 5,552 Units redeemed (12,863) (5,344) (4,939) (1,918) (22,151) (16,449) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (5,899) (3,142) 3,308 (819) (13,134) (10,897)
See accompanying notes to financial statements. F-50 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES --------------------------------------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON HENDERSON BALANCED PORTFOLIO -- BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- ENTERPRISE PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $631,610 $308,790 $270,237 $(140,703) $(566,819) $(581,176) $(77,138) $(83,791) 3,486,841 2,744,076 4,947,054 4,653,832 3,076,235 3,828,761 397,977 360,753 2,987,255 7,605,029 5,007,105 11,092,841 1,584,474 7,262,018 98,905 944,878 638,662 1,796,747 923,575 2,568,535 3,095,511 2,734,641 386,473 354,112 7,744,368 12,454,642 11,147,971 18,174,505 7,189,401 13,244,244 806,217 1,575,952 122,686 23,466 172,641 399,549 28,168 6,967 1,531 752 (6,945,957) (7,687,533) (9,348,626) (10,127,153) (4,630,054) (5,944,424) (696,452) (753,391) (69,045) (81,072) (466,310) (478,442) (45,886) (55,268) (8,807) (10,067) (1,214,309) 163,058 (1,865,344) 3,120,414 (1,686,860) (655,288) (147,226) 29,100 (8,106,625) (7,582,081) (11,507,639) (7,085,632) (6,334,632) (6,648,013) (850,954) (733,606) (362,257) 4,872,561 (359,668) 11,088,873 854,769 6,596,231 (44,737) 842,346 67,980,598 63,108,037 104,197,065 93,108,192 47,919,772 41,323,541 5,787,442 4,945,096 $67,618,341 $67,980,598 $103,837,397 $104,197,065 $48,774,541 $47,919,772 $5,742,705 $5,787,442 77,455 54,506 394,683 674,814 17,030 33,873 10,397 5,334 (248,503) (223,061) (823,196) (869,175) (113,554) (140,471) (56,271) (40,102) (171,048) (168,555) (428,513) (194,361) (96,524) (106,598) (45,874) (34,768)
-------------------------- JANUS HENDERSON FLEXIBLE BOND PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $132,109 $171,230 48,331 (59,573) 590,381 601,477 -- -- 770,821 713,134 2,425 1,236 (1,429,575) (1,182,332) (13,373) (14,634) 648,798 309,569 (791,725) (886,161) (20,904) (173,027) 9,257,345 9,430,372 $9,236,441 $9,257,345 38,278 35,981 (71,186) (71,885) (32,908) (35,904)
See accompanying notes to financial statements. F-51 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON GLOBAL RESEARCH FORTY PORTFOLIO -- FORTY PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(295,066) $(476,815) $(132,318) $(188,990) $(201,648) $(158,745) Net realized gain (loss) on investments 2,067,788 1,042,180 639,310 282,800 2,142,010 3,476,427 Change in unrealized appreciation (depreciation) on investments 8,364,397 7,138,008 3,125,632 2,509,163 2,184,457 3,395,313 Capital gain distributions 2,589,471 2,879,922 1,019,015 1,041,930 1,793,620 2,125,240 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 12,726,590 10,583,295 4,651,639 3,644,903 5,918,439 8,838,235 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 13,622 3,830 96,238 9,217 34,932 8,269 Transfers for contract benefits and terminations (4,429,194) (4,498,302) (1,483,353) (1,481,987) (3,318,600) (7,076,647) Administrative expenses (41,354) (45,726) (45,011) (42,942) (30,105) (35,986) Transfers between subaccounts (including fixed account), net (745,926) (554,627) (290,566) 108,555 (444,607) (745,101) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (5,202,852) (5,094,825) (1,722,692) (1,407,157) (3,758,380) (7,849,465) INCREASE (DECREASE) IN NET ASSETS 7,523,738 5,488,470 2,928,947 2,237,746 2,160,059 988,770 Net assets at beginning of year 37,120,665 31,632,195 13,296,382 11,058,636 36,410,011 35,421,241 Net assets at end of year $44,644,403 $37,120,665 $16,225,329 $13,296,382 $38,570,070 $36,410,011 CHANGE IN UNITS (NOTE 5): Units purchased 34,200 20,071 37,770 46,540 25,926 16,869 Units redeemed (108,991) (116,772) (83,527) (95,871) (140,950) (218,731) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (74,791) (96,701) (45,757) (49,331) (115,024) (201,862)
See accompanying notes to financial statements. F-52 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS HENDERSON GLOBAL TECHNOLOGY AND HENDERSON HENDERSON GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(24,831) $(19,937) $(161,070) $(94,397) $(20,317) $81,536 $(6,545) $6,034 168,809 205,437 1,382,872 555,276 (519,807) (855,600) 3,628 (16,473) 186,284 318,021 2,307,495 1,988,746 3,035,923 5,034,085 277,534 483,722 149,755 181,071 939,627 617,155 -- -- -- -- 480,017 684,592 4,468,924 3,066,780 2,495,799 4,260,021 274,617 473,283 3 306 19,645 11,819 5,295 2,436 -- -- (338,181) (397,246) (1,294,730) (955,639) (1,273,539) (2,118,912) (257,804) (166,138) (4,662) (4,913) (18,965) (17,191) (21,331) (24,983) (4,075) (4,451) (16,052) (60,185) (270,224) 55,310 (568,436) (621,928) (1,050) (34,661) (358,892) (462,038) (1,564,274) (905,701) (1,858,011) (2,763,387) (262,929) (205,250) 121,125 222,554 2,904,650 2,161,079 637,788 1,496,634 11,688 268,033 2,942,826 2,720,272 9,593,171 7,432,092 19,830,655 18,334,021 2,286,672 2,018,639 $3,063,951 $2,942,826 $12,497,821 $9,593,171 $20,468,443 $19,830,655 $2,298,360 $2,286,672 2,533 2,389 97,521 30,278 25,750 14,323 17,757 215 (31,969) (42,387) (162,691) (85,981) (88,468) (110,196) (37,111) (15,305) (29,436) (39,998) (65,170) (55,703) (62,718) (95,873) (19,354) (15,090)
-------------------------- JANUS HENDERSON RESEARCH PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(362,530) $(372,085) 2,132,907 2,407,259 6,625,426 5,085,572 3,350,410 4,027,207 11,746,213 11,147,953 18,070 6,563 (3,619,223) (5,705,893) (40,158) (44,349) (1,150,494) (698,311) (4,791,805) (6,441,990) 6,954,408 4,705,963 40,525,890 35,819,927 $47,480,298 $40,525,890 14,797 41,745 (113,416) (219,612) (98,619) (177,867)
See accompanying notes to financial statements. F-53 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST ------------------------- --------------------------------------------------- JANUS CLEARBRIDGE CLEARBRIDGE HENDERSON VARIABLE AGGRESSIVE VARIABLE DIVIDEND RESEARCH PORTFOLIO -- GROWTH PORTFOLIO -- STRATEGY PORTFOLIO -- SERVICE SHARES CLASS II CLASS I ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(38,177) $(38,332) $(54,438) $(46,370) $(2,481) $275 Net realized gain (loss) on investments 327,625 171,395 81,984 5,828 160,856 286,559 Change in unrealized appreciation (depreciation) on investments 307,844 409,514 302,240 1,061,287 (17,590) 468,381 Capital gain distributions 271,600 322,184 510,234 101,053 33,647 310,159 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 868,892 864,761 840,020 1,121,798 174,432 1,065,374 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 3 -- 90 12,047 1,505 2,000 Transfers for contract benefits and terminations (569,507) (427,094) (364,890) (457,509) (531,617) (561,929) Administrative expenses (4,709) (4,492) (22,126) (22,349) (6,424) (7,079) Transfers between subaccounts (including fixed account), net (64,126) (5,364) (242,518) (108,763) 76,731 (27,486) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (638,339) (436,950) (629,444) (576,574) (459,805) (594,494) INCREASE (DECREASE) IN NET ASSETS 230,553 427,811 210,576 545,224 (285,373) 470,880 Net assets at beginning of year 3,178,647 2,750,836 5,773,923 5,228,699 4,357,247 3,886,367 Net assets at end of year $3,409,200 $3,178,647 $5,984,499 $5,773,923 $4,071,874 $4,357,247 CHANGE IN UNITS (NOTE 5): Units purchased 12,725 4,578 8,276 10,028 15,053 23,004 Units redeemed (44,305) (32,977) (26,777) (28,869) (38,728) (54,347) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (31,580) (28,399) (18,501) (18,841) (23,675) (31,343)
See accompanying notes to financial statements. F-54 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED) ------------------------------------------------------ CLEARBRIDGE CLEARBRIDGE VARIABLE DIVIDEND VARIABLE LARGE CAP STRATEGY PORTFOLIO -- VALUE PORTFOLIO -- CLASS II CLASS I ------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 ------------------------------------------------------ $(36,645) $(40,026) $(23,420) $23,204 647,556 468,564 90,276 257,313 (610,744) 984,471 (1,118,490) 2,102,031 40,185 568,550 1,383,122 862,886 40,352 1,981,559 331,488 3,245,434 1,150 200,688 9,152 23,537 (631,317) (773,530) (1,228,901) (1,428,596) (9,318) (22,409) (28,462) (31,349) (2,720,450) (1,007,651) (143,221) 352,503 (3,359,935) (1,602,902) (1,391,432) (1,083,905) (3,319,583) 378,657 (1,059,944) 2,161,529 7,827,152 7,448,495 14,896,293 12,734,764 $4,507,569 $7,827,152 $13,836,349 $14,896,293 29,496 21,008 27,723 64,210 (195,165) (107,951) (88,276) (111,792) (165,669) (86,943) (60,553) (47,582)
MFS(R) VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------- MFS(R) MFS(R) MFS(R) INVESTORS TRUST NEW DISCOVERY TOTAL RETURN SERIES -- SERVICE SERIES -- SERVICE SERIES -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ----------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------- $(51,567) $(52,435) $(280,195) $(250,647) $59,563 $79,573 174,783 303,248 240,332 254,939 637,310 869,494 266,112 709,288 5,304,455 1,450,387 694,008 4,425,727 142,006 285,470 1,953,595 3,409,179 949,165 1,044,276 531,334 1,245,571 7,218,187 4,863,858 2,340,046 6,419,070 2,108 2,545 133,844 160,890 23,281 249,751 (493,982) (665,326) (1,498,292) (1,325,746) (3,196,566) (3,811,931) (9,578) (10,585) (55,778) (47,671) (178,840) (199,767) (12,339) (344,720) (843,313) 3,663,072 (862,163) (1,679,569) (513,791) (1,018,086) (2,263,539) 2,450,545 (4,214,288) (5,441,516) 17,543 227,485 4,954,648 7,314,403 (1,874,242) 977,554 4,994,591 4,767,106 18,400,607 11,086,204 38,895,834 37,918,280 $5,012,134 $4,994,591 $23,355,255 $18,400,607 $37,021,592 $38,895,834 983 3,630 27,458 162,409 167,265 208,126 (21,639) (51,154) (97,421) (96,150) (417,058) (504,448) (20,656) (47,524) (69,963) 66,259 (249,793) (296,322)
See accompanying notes to financial statements. F-55 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
MFS(R) VARIABLE INSURANCE TRUST (CONTINUED) MFS(R) VARIABLE INSURANCE TRUST II ------------------------- --------------------------------------------------- MFS(R) MFS(R) MFS(R) MASSACHUSETTS UTILITIES INCOME INVESTORS GROWTH STOCK SERIES -- SERVICE PORTFOLIO -- SERVICE PORTFOLIO -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $72,830 $294,603 $494 $525 $(84,649) $(83,367) Net realized gain (loss) on investments 313,300 650,865 22 96 389,299 196,372 Change in unrealized appreciation (depreciation) on investments (394,583) 1,805,778 1,235 1,882 302,905 1,474,719 Capital gain distributions 297,067 40,010 -- -- 602,288 531,235 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 288,614 2,791,256 1,751 2,503 1,209,843 2,118,959 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 1,526 1,715 -- -- 7,969 4,300 Transfers for contract benefits and terminations (925,284) (1,915,282) -- -- (595,982) (617,163) Administrative expenses (30,608) (39,599) (140) (137) (12,095) (13,153) Transfers between subaccounts (including fixed account), net (868,791) (596,633) 326 (4,544) (561,239) (682,493) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,823,157) (2,549,799) 186 (4,681) (1,161,347) (1,308,509) INCREASE (DECREASE) IN NET ASSETS (1,534,543) 241,457 1,937 (2,178) 48,496 810,450 Net assets at beginning of year 13,257,552 13,016,095 23,568 25,746 6,771,791 5,961,341 Net assets at end of year $11,723,009 $13,257,552 $25,505 $23,568 $6,820,287 $6,771,791 CHANGE IN UNITS (NOTE 5): Units purchased 14,440 28,656 76 35 11,615 20,082 Units redeemed (69,921) (110,570) (63) (433) (75,475) (102,036) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (55,481) (81,914) 13 (398) (63,860) (81,954)
See accompanying notes to financial statements. F-56 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE INSURANCE TRUST --------------------------------------------------------------------------------------------------------------------------------- INTERNATIONAL LONG-TERM HIGH YIELD BOND PORTFOLIO U.S. GOVERNMENT LOW DURATION ALL ASSET PORTFOLIO -- (U.S. DOLLAR HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADVISOR ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $144,594 $65,105 $1,192,849 $1,435,536 $80,359 $4,324 $(5,693) $141,824 $(399,070) $457,471 (62,004) (17,031) (109,421) 81,256 15,350 35,950 3,042,219 535,659 (21,540) (126,247) 136,819 507,436 (137,292) 3,638,381 (29,458) 55,803 1,737,932 3,520,084 888,314 649,153 -- -- -- -- -- 14,188 313,868 -- -- -- 219,409 555,510 946,136 5,155,173 66,251 110,265 5,088,326 4,197,567 467,704 980,377 14 2,067 85,215 30,201 -- 18 66,058 73,814 59,659 69,759 (483,003) (593,857) (3,765,994) (5,019,216) (239,240) (430,051) (4,368,808) (4,562,276) (6,219,801) (4,683,465) (18,981) (23,437) (250,601) (296,397) (3,667) (4,353) (348,931) (279,724) (518,916) (349,299) (418,741) (724,312) (11,818,397) 5,985,277 (5,649) 9,363 12,266,596 4,463,271 51,156,495 1,729,897 (920,711) (1,339,539) (15,749,777) 699,865 (248,556) (425,023) 7,614,915 (304,915) 44,477,437 (3,233,108) (701,302) (784,029) (14,803,641) 5,855,038 (182,305) (314,758) 12,703,241 3,892,652 44,945,141 (2,252,731) 5,118,159 5,902,188 46,333,659 40,478,621 1,851,318 2,166,076 38,539,041 34,646,389 41,893,071 44,145,802 $4,416,857 $5,118,159 $31,530,018 $46,333,659 $1,669,013 $1,851,318 $51,242,282 $38,539,041 $86,838,212 $41,893,071 12,464 10,815 272,283 579,536 2,838 4,097 1,196,635 719,325 5,336,657 770,693 (74,596) (98,599) (1,139,047) (493,473) (14,574) (24,859) (834,297) (678,876) (1,534,498) (1,039,398) (62,132) (87,784) (866,764) 86,063 (11,736) (20,762) 362,338 40,449 3,802,159 (268,705)
See accompanying notes to financial statements. F-57 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE STATE STREET VARIABLE INSURANCE TRUST INSURANCE SERIES FUNDS, (CONTINUED) RYDEX VARIABLE TRUST INC. --------------------------- ------------------------- ------------------------- TOTAL RETURN PORTFOLIO -- INCOME ADMINISTRATIVE NASDAQ -- V.I.S. FUND -- CLASS SHARES 100(R) FUND CLASS 1 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $744,205 $2,271,200 $(73,060) $(67,307) $125,053 $(198,917) Net realized gain (loss) on investments 1,705,942 (322,009) 273,658 132,907 194,418 9,717 Change in unrealized appreciation (depreciation) on investments 5,645,600 8,811,657 1,256,084 1,223,706 364,452 1,232,237 Capital gain distributions 1,683,828 -- 696,325 112,927 43,770 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 9,779,575 10,760,848 2,153,007 1,402,233 727,693 1,043,037 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 108,872 190,482 -- 23,800 4,482 22,024 Transfers for contract benefits and terminations (14,812,664) (18,846,058) (350,302) (279,604) (1,621,377) (1,732,426) Administrative expenses (968,636) (1,117,888) (20,509) (15,943) (42,338) (47,156) Transfers between subaccounts (including fixed account), net (8,196,370) (220,079) (97,388) 137,196 1,229,936 (464,956) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (23,868,798) (19,993,543) (468,199) (134,551) (429,297) (2,222,514) INCREASE (DECREASE) IN NET ASSETS (14,089,223) (9,232,695) 1,684,808 1,267,682 298,396 (1,179,477) Net assets at beginning of year 156,073,379 165,306,074 5,360,936 4,093,254 14,602,964 15,782,441 Net assets at end of year $141,984,156 $156,073,379 $7,045,744 $5,360,936 $14,901,360 $14,602,964 CHANGE IN UNITS (NOTE 5): Units purchased 1,840,679 1,740,760 14,939 20,082 161,637 32,438 Units redeemed (3,311,772) (2,949,377) (33,076) (22,217) (197,901) (179,286) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1,471,093) (1,208,617) (18,137) (2,135) (36,264) (146,848)
See accompanying notes to financial statements. F-58 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) --------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP EQUITY SECURITIES INDEX EQUITY V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(434,576) $(418,555) $(394,175) $(97,055) $309,228 $(241,260) $(369,986) $(431,289) 1,317,802 624,637 (1,093,949) 282,494 9,650,183 8,056,833 (867,785) (127,040) 4,333,154 4,754,489 (1,525,878) 6,374,008 (1,659,718) 20,043,457 3,381,797 4,549,053 2,802,061 3,252,046 498,643 2,934,009 10,890,636 8,318,067 803,829 2,034,764 8,018,441 8,212,617 (2,515,359) 9,493,456 19,190,329 36,177,097 2,947,855 6,025,488 95,296 18,064 14,428 38,814 702,643 459,638 21,357 28,227 (2,868,537) (2,631,972) (3,660,175) (4,293,387) (13,206,548) (14,444,531) (1,950,913) (2,927,403) (61,948) (61,982) (190,993) (215,005) (285,649) (305,423) (66,325) (79,358) (2,616,423) (1,017,931) (315,617) (1,233,503) (11,517,048) (1,038,770) (141,910) (884,183) (5,451,612) (3,693,821) (4,152,357) (5,703,081) (24,306,602) (15,329,086) (2,137,791) (3,862,717) 2,566,829 4,518,796 (6,667,716) 3,790,375 (5,116,273) 20,848,011 810,064 2,162,771 29,439,040 24,920,244 44,195,430 40,405,055 151,070,693 130,222,682 28,348,930 26,186,159 $32,005,869 $29,439,040 $37,527,714 $44,195,430 $145,954,420 $151,070,693 $29,158,994 $28,348,930 23,632 17,942 316,631 176,439 206,160 288,608 90,435 29,180 (184,997) (157,831) (355,530) (342,450) (1,070,396) (751,938) (158,348) (139,093) (161,365) (139,889) (38,899) (166,011) (864,236) (463,330) (67,913) (109,913)
---------------------------- TOTAL RETURN V.I.S. FUND -- CLASS 1 SHARES --------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 --------------------------- $1,923,194 $4,980,412 (11,645,024) (11,588,647) 39,802,574 103,665,993 -- -- 30,080,744 97,057,758 3,438,231 3,970,654 (48,639,667) (67,636,442) (275,638) (328,565) (5,518,712) (3,167,612) (50,995,786) (67,161,965) (20,915,042) 29,895,793 751,079,170 721,183,377 $730,164,128 $751,079,170 3,101,788 1,847,735 (5,895,331) (5,578,317) (2,793,543) (3,730,582)
See accompanying notes to financial statements. F-59 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS ----------------------------------------------------- ------------------------- ALGER TOTAL U.S. LARGE CAP RETURN EQUITY GROWTH V.I.S. FUND -- V.I.S. FUND -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(1,237,022) $372,617 $(206,848) $(187,337) $(381,134) $(388,174) Net realized gain (loss) on investments (7,613,364) (8,287,842) 591,662 647,572 2,006,318 981,911 Change in unrealized appreciation (depreciation) on investments 22,383,553 67,279,342 1,929,663 3,746,647 9,061,938 4,880,665 Capital gain distributions -- -- 1,597,555 1,235,374 4,903,568 477,611 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,533,167 59,364,117 3,912,032 5,442,256 15,590,690 5,952,013 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 462,677 760,970 7,485 11,657 25,959 4,510 Transfers for contract benefits and terminations (42,488,632) (53,170,474) (1,709,377) (2,409,357) (3,181,982) (4,086,662) Administrative expenses (2,594,607) (2,788,962) (54,081) (58,696) (31,284) (30,679) Transfers between subaccounts (including fixed account), net (10,476,953) (13,691,891) (921,987) (1,071,159) (338,302) (846,637) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (55,097,515) (68,890,357) (2,677,960) (3,527,555) (3,525,609) (4,959,468) INCREASE (DECREASE) IN NET ASSETS (41,564,348) (9,526,240) 1,234,072 1,914,701 12,065,081 992,545 Net assets at beginning of year 457,614,367 467,140,607 21,421,274 19,506,573 25,694,700 24,702,155 Net assets at end of year $416,050,019 $457,614,367 $22,655,346 $21,421,274 $37,759,781 $25,694,700 CHANGE IN UNITS (NOTE 5): Units purchased 2,049,298 2,119,411 26,727 27,852 34,364 15,344 Units redeemed (6,200,633) (7,094,624) (125,726) (177,711) (124,819) (202,628) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (4,151,335) (4,975,213) (98,999) (149,859) (90,455) (187,284)
See accompanying notes to financial statements. F-60 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE ALGER PORTFOLIOS (CONTINUED) THE PRUDENTIAL SERIES FUND --------------------------------------------------------------------------------------------------------------------------------- ALGER SP SMALL CAP JENNISON NATURAL INTERNATIONAL GROWTH 20/20 FOCUS JENNISON RESOURCES GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS I-2 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(84,959) $(271,478) $(78,055) $(80,722) $(97,669) $(82,835) $(427,318) $(577,882) $-- $-- 1,297,802 676,144 560,779 462,331 735,225 453,617 (3,022,278) (896,778) -- 11 7,910,624 3,101,881 822,267 837,729 2,173,049 1,052,222 4,576,377 4,363,877 -- 7 1,414,625 963,120 -- -- -- -- -- -- -- -- 10,538,092 4,469,667 1,304,991 1,219,338 2,810,605 1,423,004 1,126,781 2,889,217 -- 18 2,659 6,738 3,909 1,378 241,200 392,724 15,612 25,320 -- -- (2,303,089) (2,449,987) (343,345) (591,890) (263,754) (301,113) (2,191,909) (3,560,184) -- (184) (24,703) (25,554) (16,908) (18,864) (31,642) (25,585) (256,015) (326,576) -- -- (1,111,704) (986,076) (509,539) (195,076) 1,424,967 (674,756) (12,241,774) 1,802,726 -- (4) (3,436,837) (3,454,879) (865,883) (804,452) 1,370,771 (608,730) (14,674,086) (2,058,714) -- (188) 7,101,255 1,014,788 439,108 414,886 4,181,376 814,274 (13,547,305) 830,503 -- (170) 18,056,522 17,041,734 5,308,529 4,893,643 5,678,309 4,864,035 33,708,231 32,877,728 -- 170 $25,157,777 $18,056,522 $5,747,637 $5,308,529 $9,859,685 $5,678,309 $20,160,926 $33,708,231 $-- $-- 23,744 57,989 2,487 1,611 49,980 13,717 1,975,495 1,229,536 -- -- (117,141) (181,553) (24,806) (25,710) (34,034) (29,340) (4,529,333) (1,537,573) -- (14) (93,397) (123,564) (22,319) (24,099) 15,946 (15,623) (2,553,838) (308,037) -- (14)
See accompanying notes to financial statements. F-61 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE PRUDENTIAL SERIES WELLS FARGO VARIABLE FUND (CONTINUED) TRUST ------------------------- ------------------------- SP PRUDENTIAL WELLS FARGO U.S. EMERGING VT OMEGA GROWTH GROWTH PORTFOLIO -- FUND -- CLASS II SHARES CLASS 2 ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 -------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(346) $(285) $(118,514) $(121,836) Net realized gain (loss) on investments 253 720 1,921,551 186,655 Change in unrealized appreciation (depreciation) on investments 8,895 4,811 104,617 1,280,165 Capital gain distributions -- -- 661,478 978,561 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 8,802 5,246 2,569,132 2,323,545 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 250,261 424,147 Transfers for contract benefits and terminations -- (943) (442,835) (641,904) Administrative expenses (28) (28) (33,379) (39,803) Transfers between subaccounts (including fixed account), net -- (1) (6,712,783) (636,304) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (28) (972) (6,938,736) (893,864) INCREASE (DECREASE) IN NET ASSETS 8,774 4,274 (4,369,604) 1,429,681 Net assets at beginning of year 19,747 15,473 8,325,333 6,895,652 Net assets at end of year $28,521 $19,747 $3,955,729 $8,325,333 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 15,216 20,061 Units redeemed (1) (36) (176,584) (48,867) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1) (36) (161,368) (28,806)
See accompanying notes to financial statements. F-62 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements December 31, 2020 (1)DESCRIPTION OF ENTITY Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"). On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York. GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business. GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC does business in Bermuda, the District of Columbia and all states, except New York. COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products. F-63 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values. The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law. Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund). The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account. The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account. During the years ended December 31, 2020 and 2019, the following portfolio names were changed:
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- ------------------- American Century Variable Portfolios, American Century Variable Portfolios, September 25, 2020 Inc. -- VP Income & Growth Fund -- Inc. -- VP Disciplined Core Value Class I Fund -- Class I MFS(R) Variable Insurance Trust II -- MFS(R) Variable Insurance Trust II -- September 1, 2020 MFS(R) Strategic Income Portfolio MFS(R) Income Portfolio -- Service -- Service Class Shares Class Shares Janus Aspen Series -- Janus Henderson Janus Aspen Series -- Janus Henderson April 29, 2020 Global Technology Portfolio -- Global Technology and Innovation Service Shares Portfolio -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Primary Shares Fund II -- Primary Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Service Shares Fund II -- Service Shares
F-64 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- -------------------------------------- --------------- Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Kaufmann Fund II -- Federated Hermes Kaufmann Fund II Service Shares -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Managed Volatility Fund Federated Hermes Managed Volatility II -- Primary Shares Fund II -- Primary Shares Dreyfus -- Dreyfus Investment BNY Mellon -- BNY Mellon Investment June 3, 2019 Portfolios MidCap Stock Portfolio Portfolios -- MidCap Stock -- Initial Shares Portfolio -- Initial Shares Dreyfus -- Dreyfus Variable BNY Mellon -- BNY Mellon Variable June 3, 2019 Investment Fund -- Government Money Investment Fund -- Government Money Market Portfolio Market Portfolio Dreyfus -- The Dreyfus Sustainable BNY Mellon -- BNY Mellon Sustainable June 3, 2019 U.S. Equity Portfolio, Inc. -- U.S. Equity Portfolio, Inc. -- Initial Shares Initial Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Non-Service Invesco Oppenheimer V.I. Discovery Shares Mid Cap Growth Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Service Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Fund/VA -- Variable Insurance Funds) -- Service Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Strategic Income Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Fund(R)/VA Variable Insurance Funds) -- -- Service Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
F-65 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- -------------- Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Small Cap Variable Insurance Funds) -- Fund(R)/VA -- Service Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Total Return Bond Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Franklin Templeton Variable Insurance Franklin Templeton Variable Insurance May 1, 2019 Products Trust -- Franklin Founding Products Trust -- Franklin Funds Allocation VIP Fund -- Allocation VIP Fund -- Class 2 Class 2 Shares Shares
During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):
LIQUIDATED PORTFOLIO REINVESTED PORTFOLIO INCEPTION DATE -------------------- ------------------------------------- -------------- AIM Variable Insurance Funds (Invesco AIM Variable Insurance Funds (Invesco May 1, 2020 Variable Insurance Funds) -- Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Invesco Oppenheimer V.I. Discovery Series I shares Mid Cap Growth Fund -- Series I Shares
As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares The Prudential Series Fund -- Equity Portfolio -- Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1, 2020. All designated Portfolios listed above are series type mutual funds. (2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (A) BASIS OF PRESENTATION These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation. F-66 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 (B) INVESTMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below: . LEVEL 1 -- quoted prices in active markets for identical securities; . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and . LEVEL 3 -- unobservable inputs. The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020. Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period. (C) UNIT CLASSES There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts. (D) FEDERAL INCOME TAXES The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code. (E) PAYMENTS DURING ANNUITIZATION Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to F-67 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed. (F) SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements. (3)PURCHASES AND SALES OF INVESTMENTS The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B............ $ 1,422,449 $ 2,840,618 AB Global Thematic Growth Portfolio -- Class B............ 322,125 370,477 AB Growth and Income Portfolio -- Class B...................... 3,868,692 12,355,585 AB International Value Portfolio -- Class B...................... 6,023,739 13,183,831 AB Large Cap Growth Portfolio--Class B.............. 3,662,717 3,682,332 AB Small Cap Growth Portfolio--Class B.............. 16,621,284 6,653,523 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares.......................... 4,613,557 4,929,294 Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares.......................... 6,608,938 1,616,415 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares................. 1,310,888 1,488,979 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares................ 5,439,760 6,938,068 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares.............. 2,929,544 4,305,273 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares............. 3,056,091 4,480,015 Invesco Oppenheimer V.I. Global Fund -- Series II Shares........ 60,959,593 26,004,577 Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares........................ 429,034 527,238 Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares.......................... 11,320,674 106,060,206 Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares................ 5,416,433 10,954,700 Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares.......................... 1,496,213 1,969,355 Invesco V.I. American Franchise Fund -- Series I shares......... 2,889,617 8,252,710 Invesco V.I. American Franchise Fund -- Series II shares........ 1,188,829 2,397,715 Invesco V.I. Comstock Fund -- Series II shares................ 3,330,630 5,183,547 Invesco V.I. Core Equity Fund -- Series I shares................. 9,728,102 101,130,799 Invesco V.I. Equity and Income Fund -- Series II shares........ 3,372,248 5,068,059 Invesco V.I. Global Real Estate Fund -- Series II shares........ 79,669 68,648 Invesco V.I. Government Securities Fund -- Series I shares.......................... -- -- Invesco V.I. International Growth Fund -- Series II shares. 4,114,207 33,600,007 Invesco V.I. Technology Fund -- Series I shares................. -- -- Invesco V.I. Value Opportunities Fund -- Series II shares........ 625,971 966,445 American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II........................ 6,651,780 27,411,549 American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I...................... 422,946 184,862 VP International Fund -- Class I. 232,040 253,196
F-68 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ----------- VP Ultra(R) Fund -- Class I...... $ 193,756 $ 79,906 VP Value Fund -- Class I......... 5,361 7,663 BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares.................. 3,028 5,933 BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.................. 307,857 1,273,300 BNY Mellon Variable Investment Fund -- Government Money Market Portfolio....................... 2,467,760 2,086,514 BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.......................... 602,696 1,108,516 BlackRock Basic Value V.I. Fund -- Class III Shares............. 5,430,808 25,288,848 BlackRock Global Allocation V.I. Fund -- Class III Shares........ 21,006,499 46,263,885 BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares... 4,227,097 1,090,935 Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.......... 76,921,959 22,778,898 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2... 1,406,807 3,178,100 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares.................. 355,002 93,395 Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares.......................... 189,877 45,923 DWS Small Mid Cap Value VIP -- Class B Shares.................. 2,441 1,859 Eaton Vance Variable Trust VT Floating -- Rate Income Fund.. 8,158,414 22,664,894 Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares.. 785,350 1,461,117 Federated Hermes High Income Bond Fund II -- Service Shares.. 1,283,047 2,466,846 Federated Hermes Kaufmann Fund II -- Service Shares............ 18,296,963 6,836,967 Federated Hermes Managed Volatility Fund II -- Primary Shares.......................... 990,151 2,138,610 Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM/ Portfolio -- Initial Class................ 1,763,425 4,092,556 VIP Asset Manager/SM/ Portfolio -- Service Class 2.............. 455,831 662,379 VIP Balanced Portfolio -- Service Class 2................. 11,671,062 15,428,444 VIP Contrafund(R) Portfolio -- Initial Class................... 3,605,802 16,784,876 VIP Contrafund(R) Portfolio -- Service Class 2................. 6,030,253 43,098,684 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2.... 225,711 454,164 VIP Equity-Income Portfolio -- Initial Class................... 5,846,639 10,508,355 VIP Equity-Income Portfolio -- Service Class 2................. 85,024,851 24,503,859 VIP Growth & Income Portfolio -- Initial Class................... 1,743,278 4,208,452 VIP Growth & Income Portfolio -- Service Class 2................. 6,611,262 4,780,453 VIP Growth Opportunities Portfolio -- Initial Class...... 5,264,051 4,488,755 VIP Growth Opportunities Portfolio -- Service Class 2.... 74,641,544 20,560,671 VIP Growth Portfolio -- Initial Class........................... 8,144,259 10,652,599 VIP Growth Portfolio -- Service Class 2......................... 3,235,542 9,058,054 VIP Investment Grade Bond Portfolio -- Service Class 2.... 20,379,392 26,428,048 VIP Mid Cap Portfolio -- Initial Class........................... 44 50 VIP Mid Cap Portfolio -- Service Class 2......................... 8,971,507 56,595,857 VIP Overseas Portfolio -- Initial Class................... 419,683 1,860,045 VIP Value Strategies Portfolio -- Service Class 2.............. 683,285 346,129
F-69 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ------------ ------------ Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares.................. $ 15,386,422 $ 12,122,763 Franklin Income VIP Fund -- Class 2 Shares.................. 27,162,433 46,013,859 Franklin Large Cap Growth VIP Fund -- Class 2 Shares.......... 192,915 106,279 Franklin Mutual Shares VIP Fund -- Class 2 Shares............... 1,646,914 1,788,660 Templeton Foreign VIP Fund -- Class 1 Shares.................. 396,032 886,333 Templeton Foreign VIP Fund -- Class 2 Shares.................. 111,393 419,330 Templeton Global Bond VIP Fund -- Class 1 Shares............... 559,258 1,222,747 Templeton Growth VIP Fund -- Class 2 Shares.................. 680,462 1,502,285 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares... 181,179,393 164,333,311 Goldman Sachs Large Cap Value Fund -- Institutional Shares.... 569,634 838,508 Goldman Sachs Mid Cap Value Fund -- Institutional Shares......... 1,496,225 4,785,474 JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1....... 765,381 1,103,771 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1...... 112,477 195,986 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1... 126,692 88,873 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1..... 278,437 663,051 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares.......................... 5,840,279 12,803,531 Janus Henderson Balanced Portfolio -- Service Shares..... 11,064,570 21,439,246 Janus Henderson Enterprise Portfolio -- Institutional Shares.......................... 4,179,748 7,965,477 Janus Henderson Enterprise Portfolio -- Service Shares..... 579,903 1,121,525 Janus Henderson Flexible Bond Portfolio -- Institutional Shares.......................... 1,330,672 1,928,395 Janus Henderson Forty Portfolio -- Institutional Shares......... 4,854,511 7,914,319 Janus Henderson Forty Portfolio -- Service Shares............... 2,453,034 3,291,292 Janus Henderson Global Research Portfolio -- Institutional Shares.......................... 3,333,721 5,626,265 Janus Henderson Global Research Portfolio -- Service Shares..... 193,513 427,469 Janus Henderson Global Technology and Innovation Portfolio -- Service Shares..... 2,963,766 3,749,547 Janus Henderson Overseas Portfolio -- Institutional Shares.......................... 1,036,119 2,915,183 Janus Henderson Overseas Portfolio -- Service Shares..... 394,546 664,019 Janus Henderson Research Portfolio -- Institutional Shares.......................... 4,316,328 6,120,322 Janus Henderson Research Portfolio -- Service Shares..... 540,451 945,358 Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II.... 798,393 972,209 ClearBridge Variable Dividend Strategy Portfolio -- Class I... 408,796 837,445 ClearBridge Variable Dividend Strategy Portfolio -- Class II.. 570,243 3,927,300 ClearBridge Variable Large Cap Value Portfolio -- Class I...... 2,043,177 2,074,954 MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares............ 183,846 607,199 MFS(R) New Discovery Series -- Service Class Shares............ 2,765,449 3,353,657 MFS(R) Total Return Series -- Service Class Shares............ 4,300,365 7,499,666 MFS(R) Utilities Series -- Service Class Shares............ 895,951 2,349,283 MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares............ 1,771 1,090 MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares............ 811,285 1,885,335
F-70 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares.................... $ 379,105 $ 1,155,298 High Yield Portfolio -- Administrative Class Shares..... 6,627,624 21,157,572 International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares..... 169,430 336,414 Long-Term U.S. Government Portfolio -- Administrative Class Shares.................... 28,077,645 20,156,396 Low Duration Portfolio -- Administrative Class Shares..... 63,099,793 19,061,604 Total Return Portfolio -- Administrative Class Shares..... 35,978,244 56,884,684 Rydex Variable Trust NASDAQ -- 100(R) Fund............ 1,068,515 913,295 State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares.......................... 2,967,435 3,234,734 Premier Growth Equity V.I.S. Fund -- Class 1 Shares.......... 3,570,291 6,682,943 Real Estate Securities V.I.S. Fund -- Class 1 Shares.......... 6,559,059 10,592,263 S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.................. 19,220,189 32,531,804 Small-Cap Equity V.I.S. Fund -- Class 1 Shares.................. 3,589,333 5,284,486 Total Return V.I.S. Fund -- Class 1 Shares.................. 70,882,362 119,993,186 Total Return V.I.S. Fund -- Class 3 Shares.................. 32,846,504 89,112,343 U.S. Equity V.I.S. Fund -- Class 1 Shares.................. 2,347,973 3,635,074 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares............. 6,504,050 5,655,730 Alger Small Cap Growth Portfolio -- Class I-2 Shares............. 2,451,993 4,520,164 The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares.............. 52,400 996,761 Jennison Portfolio -- Class II Shares.......................... 3,011,009 1,737,217 Natural Resources Portfolio -- Class II Shares................. 8,559,588 23,654,624 SP International Growth Portfolio -- Class II Shares.... -- -- SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares.......................... -- 374 Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2...................... 1,204,760 7,600,969
(4)RELATED PARTY TRANSACTIONS (A) GLAIC Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered. Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account. F-71 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. MORTALITY AND EXPENSE RISK CHARGE 0.40% -- 2.80% of the daily value of (INCLUDING BENEFIT RIDER OPTIONS) the assets invested in each Portfolio This charge is assessed through a (fund). reduction in unit values. ADMINISTRATIVE CHARGE 0.15% -- 0.35% of the daily value of This charge is assessed through a the assets invested in each fund. reduction in unit values. ANNUAL ADMINISTRATIVE CHARGE $0 -- $30 per contract year invested This charge is assessed through a in each fund. redemption in units. SURRENDER CHARGE 0.00% -- 9.00% on the value of the This charge is assessed through a accumulation units purchased. redemption in units. (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC. (C) BONUS CREDIT For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners. (D) CAPITAL BROKERAGE CORPORATION Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC. (5)CAPITAL TRANSACTIONS All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. F-72 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets. (6)FINANCIAL HIGHLIGHTS GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Government Securities Fund -- Funds) -- Invesco V.I. Technology Fund -- Series I shares Series I shares AIM Variable Insurance Funds (Invesco Variable Insurance The Prudential Series Fund -- Equity Portfolio -- Class II Funds) -- Invesco V.I. Managed Volatility Fund -- Series Shares I shares The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares.
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B 2020........................... 1.45% to 2.95% 716,614 16.34 to 10.99 10,983 2.15% 7.67% to 6.03% 2019........................... 1.45% to 2.95% 843,059 15.18 to 10.36 12,050 2.25% 16.49% to 7.63% 2018........................... 1.45% to 2.55% 988,327 13.03 to 11.47 12,203 1.64% (7.77)% to (8.81)% 2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309 1.79% 13.95% to 12.68% 2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601 1.65% 2.93% to 1.79% AB Global Thematic Growth Portfolio -- Class B 2020........................... 1.45% to 1.70% 79,757 34.96 to 18.88 2,617 0.45% 37.07% to 36.72% 2019........................... 1.45% to 1.70% 90,755 25.51 to 13.81 2,135 0.16% 27.90% to 27.58% 2018........................... 1.45% to 2.10% 108,308 19.94 to 13.16 1,988 0.00% (11.30)% to (11.88)% 2017........................... 1.45% to 2.10% 235,133 22.48 to 14.93 5,051 0.30% 34.33% to 33.45% 2016........................... 1.45% to 2.10% 140,451 16.74 to 11.19 2,138 0.00% (2.31)% to (2.95)%
F-73 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------ ---------- -------------------- AB Growth and Income Portfolio -- Class B 2020......................... 1.15% to 2.70% 1,197,002 33.90 to 10.59 32,803 1.28% 1.29% to (0.29)% 2019......................... 1.15% to 2.70% 1,589,475 33.47 to 10.62 43,446 1.02% 22.19% to 13.24% 2018......................... 1.15% to 2.30% 1,812,252 27.39 to 17.62 40,557 0.72% (6.93)% to (8.02)% 2017......................... 1.15% to 2.30% 1,853,902 29.43 to 19.16 44,847 1.25% 17.24% to 15.88% 2016......................... 1.15% to 2.30% 2,080,048 25.10 to 16.53 43,003 0.82% 9.79% to 8.52% AB International Value Portfolio -- Class B 2020......................... 1.45% to 2.95% 2,760,732 11.20 to 10.50 21,761 1.32% 0.73% to (0.80)% 2019......................... 1.45% to 2.95% 3,806,411 11.12 to 10.59 29,281 0.77% 15.10% to 12.54% 2018......................... 1.45% to 2.55% 4,300,130 9.66 to 5.00 28,780 1.12% (24.10)% to (24.95)% 2017......................... 1.45% to 2.55% 4,197,680 12.73 to 6.67 37,401 1.46% 23.29% to 21.92% 2016......................... 1.45% to 2.55% 10,519,424 10.33 to 5.47 72,814 1.23% (2.23)% to (3.32)% AB Large Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.70% 926,116 55.53 to 14.25 33,067 0.00% 33.19% to 31.50% 2019......................... 1.45% to 2.30% 990,540 41.69 to 29.04 26,581 0.00% 32.42% to 31.27% 2018......................... 1.45% to 2.30% 1,085,426 31.48 to 22.12 21,750 0.00% 0.83% to (0.04)% 2017......................... 1.45% to 2.30% 1,136,185 31.22 to 22.13 22,320 0.00% 29.77% to 28.65% 2016......................... 1.45% to 2.30% 1,256,372 24.06 to 17.20 18,786 0.00% 0.87% to 0.01% AB Small Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.95% 795,460 45.21 to 15.29 33,896 0.00% 51.42% to 49.11% 2019......................... 1.45% to 1.95% 502,334 29.86 to 27.85 14,855 0.00% 34.04% to 33.36% 2018......................... 1.45% to 1.95% 555,831 22.28 to 20.89 12,265 0.00% (2.55)% to (3.05)% 2017......................... 1.45% to 1.95% 291,390 22.86 to 21.54 6,564 0.00% 31.85% to 31.18% 2016......................... 1.45% to 1.95% 328,225 17.34 to 16.42 5,646 0.00% 4.68% to 4.15% AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares 2020......................... 1.15% to 1.60% 345,154 192.00 to 34.53 29,406 0.00% 35.01% to 34.41% 2019......................... 1.15% to 1.60% 415,837 142.20 to 25.69 25,295 0.06% 34.63% to 34.02% 2018......................... 1.15% to 1.60% 484,217 105.63 to 19.17 22,209 0.33% (6.82)% to (7.24)% 2017......................... 1.15% to 1.60% 581,375 113.36 to 20.66 28,780 0.23% 25.38% to 24.81% 2016......................... 1.15% to 1.60% 683,004 90.41 to 16.55 27,894 0.41% (3.33)% to (3.76)% Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares 2020......................... 1.45% to 2.10% 263,778 41.76 to 29.48 10,441 0.00% 34.27% to 33.38% 2019......................... 1.45% to 2.10% 159,063 31.10 to 22.10 4,418 0.00% 33.88% to 32.99% 2018......................... 1.45% to 2.10% 181,202 23.23 to 16.62 3,765 0.00% (7.33)% to (7.94)% 2017......................... 1.45% to 2.10% 207,692 25.07 to 18.05 4,645 0.01% 24.68% to 23.86% 2016......................... 1.45% to 2.10% 243,018 20.11 to 14.57 4,386 0.11% (3.84)% to (4.47)%
F-74 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares 2020......................... 1.15% to 1.60% 272,259 62.00 to 18.73 10,593 2.10% 13.53% to 13.02% 2019......................... 1.15% to 1.60% 286,119 54.61 to 16.57 9,806 2.27% 16.16% to 15.64% 2018......................... 1.15% to 1.60% 331,475 47.01 to 14.33 9,405 1.98% (6.42)% to (6.84)% 2017......................... 1.15% to 1.60% 349,035 50.23 to 15.38 10,783 1.95% 8.00% to 7.51% 2016......................... 1.15% to 1.60% 375,945 46.51 to 14.30 11,158 2.39% 4.05% to 3.58% Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares 2020......................... 1.45% to 2.95% 1,399,538 15.94 to 11.45 18,703 1.78% 12.93% to 11.21% 2019......................... 1.45% to 2.95% 1,547,398 14.11 to 10.30 18,374 1.99% 15.52% to 6.25% 2018......................... 1.45% to 2.55% 1,637,908 12.22 to 8.40 16,895 1.73% (6.91)% to (7.95)% 2017......................... 1.45% to 2.55% 1,871,679 13.13 to 9.12 20,762 1.74% 7.37% to 6.18% 2016......................... 1.45% to 2.55% 2,125,261 12.22 to 8.59 22,007 2.17% 3.44% to 2.29% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares 2020......................... 1.15% to 1.60% 275,333 177.44 to 35.25 28,623 0.04% 39.07% to 38.44% 2019......................... 1.15% to 1.60% 319,378 127.59 to 25.46 23,284 0.00% 37.76% to 37.14% 2018......................... 1.15% to 1.60% 374,862 92.62 to 18.57 19,640 0.00% (7.17)% to (7.59)% 2017......................... 1.15% to 1.60% 432,839 99.77 to 20.09 24,387 0.03% 27.31% to 26.74% 2016......................... 1.15% to 1.60% 507,574 78.37 to 15.85 22,242 0.00% 1.16% to 0.70% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares 2020......................... 1.45% to 1.70% 235,666 49.74 to 47.39 11,513 0.00% 38.21% to 37.86% 2019......................... 1.45% to 1.70% 301,780 35.99 to 34.38 10,683 0.00% 36.99% to 36.65% 2018......................... 1.45% to 1.70% 267,456 26.27 to 25.16 6,940 0.00% (7.67)% to (7.91)% 2017......................... 1.45% to 1.70% 297,883 28.45 to 27.32 8,383 0.00% 26.60% to 26.28% 2016......................... 1.45% to 1.70% 293,900 22.48 to 21.63 6,550 0.00% 0.60% to 0.35% Invesco Oppenheimer V.I. Global Fund -- Series II Shares 2020......................... 1.45% to 2.95% 4,465,223 52.55 to 13.12 125,239 0.57% 25.49% to 23.58% 2019......................... 1.45% to 2.95% 2,618,610 41.88 to 10.62 67,455 0.63% 29.55% to 13.11% 2018......................... 1.45% to 2.55% 2,993,966 32.33 to 12.47 59,097 0.82% (14.66)% to (15.62)% 2017......................... 1.45% to 2.55% 3,989,415 37.88 to 14.78 85,383 0.75% 34.35% to 32.86% 2016......................... 1.45% to 2.55% 4,229,281 28.19 to 11.13 66,987 0.87% (1.60)% to (2.70)% Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares 2020......................... 1.15% to 1.60% 217,269 11.53 to 11.11 2,456 5.70% 2.21% to 1.75% 2019......................... 1.15% to 1.60% 237,123 11.28 to 10.92 2,628 3.84% 9.53% to 9.03% 2018......................... 1.15% to 1.60% 271,723 10.30 to 10.01 2,756 4.96% (5.50)% to (5.93)% 2017......................... 1.15% to 1.60% 317,036 10.90 to 10.64 3,410 2.33% 5.05% to 4.58% 2016......................... 1.15% to 1.60% 370,143 10.37 to 10.18 3,800 5.06% 5.31% to 4.84%
F(75 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.35% 659,954 36.80 to 22.52 17,203 0.34% 12.05% to 11.02% 2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320 0.82% 29.83% to 12.36% 2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779 0.83% (9.44)% to (10.45)% 2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416 1.04% 14.95% to 13.67% 2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227 0.71% 9.69% to 8.47% Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.95% 884,580 50.60 to 12.52 29,237 0.37% 17.90% to 16.11% 2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78 29,675 0.00% 24.30% to 16.86% 2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37 27,499 0.06% (11.84)% to (12.83)% 2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48 44,261 0.66% 12.26% to 11.01% 2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85 50,574 0.27% 15.97% to 14.68% Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares 2020.......................... 1.15% to 1.60% 380,691 33.00 to 13.58 8,290 3.04% 8.44% to 7.96% 2019.......................... 1.15% to 1.60% 404,864 30.43 to 12.58 8,234 3.39% 8.27% to 7.78% 2018.......................... 1.15% to 1.60% 429,783 28.11 to 11.67 8,094 3.33% (2.17)% to (2.61)% 2017.......................... 1.15% to 1.60% 504,740 28.73 to 11.99 9,660 2.44% 3.39% to 2.92% 2016.......................... 1.15% to 1.60% 576,236 27.79 to 11.65 10,454 3.68% 2.08% to 1.63% Invesco V.I. American Franchise Fund -- Series I shares 2020.......................... 0.75% to 1.70% 736,113 35.61 to 32.42 24,380 0.07% 41.29% to 39.94% 2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16 23,900 0.00% 35.73% to 34.43% 2018.......................... 0.75% to 1.85% 866,472 18.57 to 17.03 15,185 0.00% (4.35)% to (5.42)% 2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478 0.13% 26.39% to 24.99% 2016.......................... 0.75% to 1.85% 466,844 15.36 to 14.41 6,856 0.00% 1.50% to 0.38% Invesco V.I. American Franchise Fund -- Series II shares 2020.......................... 1.45% to 1.70% 119,779 51.96 to 38.07 5,228 0.00% 39.94% to 39.58% 2019.......................... 1.45% to 1.70% 166,472 37.13 to 27.28 5,082 0.00% 34.45% to 34.11% 2018.......................... 1.45% to 2.20% 195,429 27.62 to 21.47 4,468 0.00% (5.29)% to (6.02)% 2017.......................... 1.45% to 2.20% 225,446 29.16 to 22.85 5,477 0.00% 25.19% to 24.24% 2016.......................... 1.45% to 2.20% 239,707 23.29 to 18.39 4,637 0.00% 0.54% to (0.22)% Invesco V.I. Comstock Fund -- Series II shares 2020.......................... 1.45% to 2.70% 810,189 31.06 to 10.31 20,552 2.16% (2.52)% to (3.76)% 2019.......................... 1.45% to 2.35% 909,037 31.86 to 18.13 23,830 1.68% 23.13% to 22.01% 2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926 1.38% (13.64)% to (14.44)% 2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341 1.25% 15.88% to 14.82% 2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076 1.87% 15.30% to 14.01%
F-76 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Invesco V.I. Core Equity Fund -- Series I shares 2020............................ 1.45% to 2.30% 246,205 23.27 to 20.50 5,593 0.20% 12.20% to 11.23% 2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305 0.92% 27.09% to 14.44% 2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333 1.00% (10.08)% to (11.72)% 2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251 1.04% 12.33% to 10.30% 2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252 1.18% 9.44% to 7.46% Invesco V.I. Equity and Income Fund -- Series II shares 2020............................ 1.45% to 2.95% 984,337 18.99 to 11.08 17,258 2.18% 8.06% to 6.42% 2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863 2.25% 18.27% to 8.72% 2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577 1.95% (11.04)% to (12.04)% 2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684 1.47% 9.18% to 7.96% 2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635 1.65% 13.18% to 11.92% Invesco V.I. Global Real Estate Fund -- Series II shares 2020............................ 1.45% to 2.70% 14,007 16.63 to 8.72 189 4.76% (13.83)% to (14.93)% 2019............................ 1.45% to 2.70% 13,156 19.30 to 10.25 211 3.36% 20.87% to 5.20% 2018............................ 1.45% to 2.20% 15,073 15.97 to 8.62 202 3.68% (7.70)% to (8.41)% 2017............................ 1.45% to 2.20% 16,404 17.30 to 9.41 239 2.98% 11.10% to 10.26% 2016............................ 1.45% to 2.20% 19,385 15.57 to 8.54 257 1.32% 0.35% to (0.42)% Invesco V.I. International Growth Fund -- Series II shares 2020............................ 1.45% to 2.70% 601,678 24.48 to 11.68 12,641 1.01% 12.09% to 10.67% 2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257 1.26% 26.38% to 11.56% 2018............................ 1.45% to 2.55% 3,440,133 17.28 to 9.01 40,942 1.79% (16.44)% to (17.38)% 2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647 1.33% 20.95% to 19.61% 2016............................ 1.45% to 2.55% 3,015,316 17.10 to 9.12 36,773 0.88% (2.13)% to (3.22)% Invesco V.I. Value Opportunities Fund -- Series II shares 2020............................ 1.45% to 2.30% 187,687 22.52 to 14.17 4,054 0.09% 3.80% to 2.91% 2019............................ 1.45% to 2.30% 207,911 21.70 to 13.77 4,324 0.00% 28.23% to 27.13% 2018............................ 1.45% to 2.30% 236,200 16.92 to 10.83 3,821 0.00% (20.53)% to (21.22)% 2017............................ 1.45% to 2.30% 268,667 21.29 to 13.75 5,482 0.01% 15.53% to 14.54% 2016............................ 1.45% to 2.30% 328,828 18.43 to 12.00 5,793 0.08% 16.22% to 15.22% American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II 2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822 1.19% 7.97% to 6.32% 2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553 2.27% 7.32% to 1.34% 2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387 2.83% (4.24)% to (5.31)% 2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615 2.57% 2.17% to 1.04% 2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576 1.66% 2.88% to 1.73%
F-77 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I 2020............................... 1.45% to 2.70% 26,442 35.45 to 11.56 633 1.93% 10.19% to 8.79% 2019............................... 1.45% to 2.70% 14,400 32.17 to 10.62 338 2.06% 22.15% to 13.25% 2018............................... 1.45% to 2.20% 16,983 26.34 to 13.89 328 1.89% (8.23)% to (8.93)% 2017............................... 1.45% to 2.20% 28,631 28.70 to 15.26 589 2.30% 18.74% to 17.84% 2016............................... 1.45% to 2.20% 41,953 24.17 to 12.95 740 1.51% 11.84% to 10.99% VP International Fund -- Class I 2020............................... 1.45% to 2.70% 29,986 33.29 to 13.20 635 0.47% 24.05% to 22.48% 2019............................... 1.45% to 2.70% 29,283 26.83 to 10.78 533 0.90% 26.56% to 16.71% 2018............................... 1.45% to 2.20% 35,301 21.20 to 9.21 511 1.26% (16.46)% to (17.10)% 2017............................... 1.45% to 2.20% 35,443 25.38 to 11.10 621 0.81% 29.31% to 28.33% 2016............................... 1.45% to 2.20% 36,661 19.63 to 8.65 507 1.17% (6.87)% to (7.57)% VP Ultra(R) Fund -- Class I 2020............................... 1.45% to 2.70% 4,804 57.65 to 15.85 202 0.00% 47.68% to 45.81% 2019............................... 1.85% to 1.85% 1,263 31.12 to 31.12 39 0.00% 32.09% to 32.09% 2018............................... 1.85% to 2.05% 1,706 23.56 to 22.17 40 0.26% (1.12)% to (1.32)% 2017............................... 1.85% to 2.05% 1,874 23.82 to 22.47 44 0.39% 29.79% to 29.52% 2016............................... 1.85% to 2.05% 2,520 18.36 to 17.35 46 0.48% 2.52% to 2.31% VP Value Fund -- Class I 2020............................... 1.45% to 1.45% 1,929 32.99 to 32.99 64 2.32% (0.49)% to (0.49)% 2019............................... 1.45% to 1.45% 2,093 33.15 to 33.15 69 2.12% 25.19% to 25.19% 2018............................... 1.45% to 1.45% 2,190 26.48 to 26.48 58 1.65% (10.48)% to (10.48)% 2017............................... 1.45% to 1.45% 2,329 29.58 to 29.58 69 1.65% 7.18% to 7.18% 2016............................... 1.45% to 1.45% 2,433 27.60 to 27.60 67 1.74% 18.74% to 18.74% BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares 2020............................... 1.45% to 1.45% 2,853 35.89 to 35.89 102 0.82% 6.54% to 6.54% 2019............................... 1.45% to 1.45% 2,936 33.69 to 33.69 99 0.64% 18.44% to 18.44% 2018............................... 1.45% to 1.45% 3,104 28.44 to 28.44 88 0.57% (16.72)% to (16.72)% 2017............................... 1.45% to 1.45% 3,277 34.15 to 34.15 112 1.06% 13.71% to 13.71% 2016............................... 1.45% to 1.45% 3,464 30.04 to 30.04 104 1.06% 13.80% to 13.80% BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares 2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245 1.09% 22.28% to 22.03% 2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721 1.44% 32.34% to 32.07% 2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897 1.75% (5.84)% to (6.04)% 2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375 1.13% 13.61% to 13.38% 2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681 1.27% 8.72% to 8.50%
F-78 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- BNY Mellon Variable Investment Fund -- Government Money Market Portfolio 2020.......................... 1.45% to 2.05% 156,045 9.33 to 8.57 1,442 0.18% (1.24)% to (1.84)% 2019.......................... 1.45% to 2.05% 114,293 9.44 to 8.73 1,062 1.63% 0.19% to (0.42)% 2018.......................... 1.45% to 2.05% 117,127 9.43 to 8.77 1,091 1.32% (0.19)% to (0.80)% 2017.......................... 1.45% to 2.05% 105,919 9.44 to 8.84 987 0.35% (1.11)% to (1.71)% 2016.......................... 1.45% to 2.05% 72,989 9.55 to 9.00 685 0.01% (1.43)% to (2.03)% BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 128,201 33.04 to 25.19 4,077 1.51% 17.92% to 16.90% 2019.......................... 1.45% to 2.30% 159,729 28.02 to 21.55 4,318 2.14% 26.79% to 25.69% 2018.......................... 1.45% to 2.30% 178,250 22.10 to 17.14 3,796 1.47% (8.02)% to (8.81)% 2017.......................... 1.45% to 2.30% 197,227 24.02 to 18.80 4,569 0.87% 12.19% to 11.22% 2016.......................... 1.45% to 2.30% 265,477 21.41 to 16.90 5,489 0.15% 21.62% to 20.58% BlackRock Basic Value V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 314,614 23.64 to 19.76 6,794 0.81% 1.63% to 0.76% 2019.......................... 1.45% to 2.95% 1,592,127 23.26 to 10.58 29,759 2.06% 21.74% to 12.23% 2018.......................... 1.45% to 2.55% 1,807,923 19.10 to 12.06 27,772 1.43% (9.45)% to (10.47)% 2017.......................... 1.45% to 2.55% 2,094,106 21.10 to 13.47 35,744 1.01% 6.45% to 5.27% 2016.......................... 1.45% to 2.55% 3,532,167 19.82 to 12.80 56,123 1.91% 16.02% to 14.73% BlackRock Global Allocation V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199 1.22% 18.96% to 17.15% 2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941 1.19% 16.05% to 10.03% 2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230 0.81% (8.93)% to (9.95)% 2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506 1.23% 12.06% to 10.82% 2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883 1.17% 2.30% to 1.17% BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares 2020.......................... 1.45% to 1.95% 278,524 46.98 to 42.65 12,744 0.00% 41.35% to 40.63% 2019.......................... 1.45% to 1.95% 221,085 33.24 to 30.33 7,143 0.00% 30.41% to 29.75% 2018.......................... 1.45% to 1.95% 194,084 25.49 to 23.37 4,797 0.00% 1.27% to 0.75% 2017.......................... 1.45% to 1.95% 169,025 25.17 to 23.20 4,130 0.00% 27.36% to 26.72% 2016.......................... 1.45% to 1.85% 148,951 19.76 to 18.77 2,900 0.44% 5.99% to 5.56% Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 2020.......................... 1.45% to 2.95% 5,183,864 22.25 to 13.47 112,646 0.00% 30.02% to 28.04% 2019.......................... 1.45% to 2.95% 2,224,887 17.11 to 10.52 37,639 0.00% 29.84% to 10.97% 2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270 0.00% (3.82)% to (4.90)% 2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499 0.00% 31.11% to 29.65% 2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587 0.00% 6.77% to 5.86%
F-79 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 2020........................... 1.45% to 2.70% 918,564 13.20 to 11.40 12,037 1.44% 7.25% to 5.89% 2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210 1.82% 23.33% to 22.27% 2018........................... 1.45% to 2.30% 1,219,887 9.98 to 9.75 12,124 2.57% (18.03)% to (18.74)% 2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657 1.87% 25.34% to 24.27% 2016 (4)....................... 1.45% to 2.40% 1,592,466 9.71 to 9.65 15,451 1.74% (4.27)% to (5.19)% Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares 2020........................... 1.45% to 2.70% 9,878 35.63 to 14.42 317 0.04% 36.69% to 34.96% 2019........................... 1.50% to 1.50% 54 25.95 to 25.95 1 0.16% 34.73% to 34.73% 2018........................... 1.45% to 1.50% 500 19.34 to 19.26 10 0.47% (3.30)% to (3.35)% 2017........................... 1.45% to 1.50% 505 20.00 to 19.93 10 0.46% 24.14% to 24.08% 2016........................... 1.45% to 1.50% 508 16.11 to 16.06 8 0.52% 2.49% to 2.44% Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares 2020........................... 1.45% to 2.70% 14,968 14.20 to 9.36 200 0.86% (13.68)% to (14.78)% 2019........................... 1.45% to 2.05% 3,181 16.45 to 15.60 51 1.59% 30.57% to 29.77% 2018........................... 1.45% to 2.05% 3,554 12.60 to 12.02 43 2.19% (12.01)% to (12.55)% 2017........................... 1.45% to 2.05% 3,580 14.32 to 13.75 50 1.20% 20.68% to 19.95% 2016........................... 1.45% to 2.05% 4,554 11.87 to 11.46 53 0.70% (6.00)% to (6.57)% DWS Small Mid Cap Value VIP -- Class B Shares 2020........................... 1.45% to 2.05% 381 37.18 to 19.21 11 1.12% (2.54)% to (3.13)% 2019........................... 1.45% to 2.05% 385 38.15 to 19.83 11 0.36% 19.24% to 18.51% 2018........................... 1.45% to 2.05% 420 31.99 to 16.73 10 1.01% (17.55)% to (18.05)% 2017........................... 1.45% to 2.05% 416 38.80 to 20.42 12 0.37% 8.54% to 7.88% 2016........................... 1.45% to 2.05% 691 35.75 to 18.93 21 0.23% 14.79% to 14.09% Eaton Vance Variable Trust VT Floating -- Rate Income Fund 2020........................... 1.45% to 2.95% 2,304,568 14.55 to 9.97 31,675 3.35% 0.52% to (1.01)% 2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382 4.30% 5.53% to 1.42% 2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170 3.78% (1.53)% to (2.63)% 2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028 3.26% 1.93% to 0.79% 2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076 3.48% 7.37% to 6.18% Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares 2020........................... 1.15% to 1.60% 229,820 43.50 to 24.51 7,564 5.95% 4.37% to 3.90% 2019........................... 1.15% to 1.60% 263,604 41.68 to 23.59 8,329 6.18% 13.23% to 12.72% 2018........................... 1.15% to 1.60% 312,043 36.81 to 20.92 8,709 8.26% (4.41)% to (4.84)% 2017........................... 1.15% to 1.60% 392,514 38.51 to 21.99 11,433 6.75% 5.71% to 5.24% 2016........................... 1.15% to 1.60% 438,539 36.42 to 20.89 12,261 6.39% 13.50% to 12.99%
F-80 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- Federated Hermes High Income Bond Fund II -- Service Shares 2020............................. 1.45% to 2.30% 342,250 25.70 to 18.96 8,704 5.87% 3.93% to 3.03% 2019............................. 1.45% to 2.30% 407,731 24.73 to 18.40 9,986 6.12% 12.47% to 11.50% 2018............................. 1.45% to 2.30% 480,427 21.99 to 16.50 10,464 8.01% (4.84)% to (5.66)% 2017............................. 1.45% to 2.30% 572,362 23.11 to 17.49 13,105 6.78% 5.02% to 4.12% 2016............................. 1.45% to 2.30% 661,694 22.00 to 16.80 14,457 5.99% 12.87% to 11.90% Federated Hermes Kaufmann Fund II -- Service Shares 2020............................. 1.45% to 2.95% 817,878 62.16 to 12.86 33,781 0.00% 26.62% to 24.69% 2019............................. 1.45% to 2.30% 397,953 49.09 to 28.10 17,962 0.00% 31.58% to 30.45% 2018............................. 1.45% to 2.30% 483,018 37.31 to 21.54 16,558 0.00% 2.06% to 1.18% 2017............................. 1.45% to 2.30% 565,395 36.55 to 21.29 18,972 0.00% 26.12% to 25.04% 2016............................. 1.45% to 2.40% 669,966 28.98 to 13.39 17,713 0.00% 1.92% to 0.94% Federated Hermes Managed Volatility Fund II -- Primary Shares 2020............................. 1.15% to 1.60% 346,612 34.16 to 16.22 8,326 2.63% (0.23)% to (0.68)% 2019............................. 1.15% to 1.60% 401,469 34.24 to 16.33 9,683 2.06% 18.85% to 18.31% 2018............................. 1.15% to 1.60% 414,090 28.81 to 13.80 8,569 2.24% (9.55)% to (9.96)% 2017............................. 1.15% to 1.60% 246,565 31.85 to 15.33 5,717 4.00% 16.76% to 16.23% 2016............................. 1.15% to 1.60% 284,028 27.28 to 13.19 5,631 5.04% 6.45% to 5.98% Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class 2020............................. 1.15% to 1.60% 643,594 69.29 to 21.74 39,298 1.49% 13.55% to 13.04% 2019............................. 1.15% to 1.60% 707,627 61.02 to 19.23 37,629 1.72% 16.89% to 16.36% 2018............................. 1.15% to 1.60% 813,538 52.21 to 16.53 36,760 1.64% (6.44)% to (6.87)% 2017............................. 1.15% to 1.60% 916,639 55.80 to 17.75 44,319 1.83% 12.80% to 12.29% 2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751 1.44% 1.89% to 1.43% VIP Asset Manager/SM /Portfolio -- Service Class 2 2020............................. 1.45% to 2.30% 264,508 21.70 to 18.55 5,381 1.28% 12.87% to 11.90% 2019............................. 1.45% to 2.30% 279,656 19.23 to 16.57 5,036 1.54% 16.30% to 15.30% 2018............................. 1.45% to 2.30% 317,202 16.53 to 14.38 4,926 1.39% (6.99)% to (7.80)% 2017............................. 1.45% to 2.30% 362,146 17.77 to 15.59 6,060 1.55% 12.10% to 11.13% 2016............................. 1.45% to 2.30% 503,089 15.86 to 14.03 7,542 1.17% 1.35% to 0.48% VIP Balanced Portfolio -- Service Class 2 2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537 1.26% 20.36% to 18.53% 2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443 1.54% 22.32% to 13.09% 2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219 1.24% (5.83)% to (6.89)% 2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642 1.25% 14.44% to 13.16% 2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008 1.16% 5.43% to 4.26%
F-81 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- VIP Contrafund(R) Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998 0.25% 29.06% to 28.48% 2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49 98,145 0.45% 30.07% to 29.48% 2018......................... 1.15% to 1.60% 1,750,240 83.06 to 26.64 86,785 0.69% (7.46)% to (7.88)% 2017......................... 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146 0.98% 20.48% to 19.94% 2016......................... 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523 0.78% 6.76% to 6.29% VIP Contrafund(R) Portfolio -- Service Class 2 2020......................... 1.45% to 2.70% 2,105,121 53.42 to 13.45 84,624 0.09% 28.35% to 26.72% 2019......................... 1.45% to 2.95% 3,465,444 41.62 to 10.60 98,850 0.21% 29.37% to 12.83% 2018......................... 1.45% to 2.55% 4,330,377 32.17 to 15.19 96,356 0.41% (8.00)% to (9.03)% 2017......................... 1.45% to 2.55% 6,330,228 34.97 to 16.70 149,150 0.77% 19.83% to 18.50% 2016......................... 1.45% to 2.55% 5,987,180 29.18 to 14.09 121,938 0.44% 6.17% to 4.99% VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 2020......................... 1.45% to 1.70% 46,449 49.29 to 47.12 2,233 0.05% 31.41% to 31.08% 2019......................... 1.45% to 1.70% 51,564 37.51 to 35.95 1,897 0.37% 27.94% to 27.62% 2018......................... 1.45% to 1.70% 60,233 29.32 to 28.17 1,733 0.31% (6.55)% to (6.79)% 2017......................... 1.45% to 1.70% 79,730 31.37 to 30.22 2,466 0.62% 21.72% to 21.41% 2016......................... 1.45% to 1.70% 93,114 25.77 to 24.89 2,362 0.70% 1.17% to 0.92% VIP Equity-Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 952,178 123.64 to 24.19 68,677 1.78% 5.46% to 4.99% 2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04 73,813 1.97% 25.98% to 25.41% 2018......................... 1.15% to 1.60% 1,259,203 93.06 to 18.37 66,554 2.18% (9.35)% to (9.77)% 2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36 83,586 1.67% 11.60% to 11.10% 2016......................... 1.15% to 1.60% 1,699,936 91.99 to 18.32 86,520 2.24% 16.66% to 16.14% VIP Equity-Income Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 6,938,864 30.68 to 11.06 137,238 2.07% 4.90% to 3.30% 2019......................... 1.45% to 2.95% 3,137,408 29.25 to 10.71 66,685 1.79% 25.26% to 15.21% 2018......................... 1.45% to 2.55% 3,615,685 23.35 to 11.43 61,043 1.97% (9.87)% to (10.88)% 2017......................... 1.45% to 2.55% 4,115,160 25.90 to 12.83 77,518 1.58% 11.02% to 9.79% 2016......................... 1.45% to 2.40% 2,765,882 23.33 to 11.86 52,129 1.37% 16.01% to 14.89% VIP Growth & Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 468,224 45.14 to 24.06 16,382 2.06% 6.60% to 6.13% 2019......................... 1.15% to 1.60% 572,663 42.35 to 22.67 19,010 3.57% 28.56% to 27.98% 2018......................... 1.15% to 1.60% 669,851 32.94 to 17.72 17,108 0.35% (10.03)% to (10.44)% 2017......................... 0.75% to 1.60% 753,630 23.82 to 19.78 21,216 1.24% 16.02% to 15.04% 2016......................... 0.75% to 1.60% 861,702 20.53 to 17.20 20,834 1.66% 15.21% to 14.23%
F-82 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------- ---------- -------------------- VIP Growth & Income Portfolio -- Service Class 2 2020......................... 1.45% to 1.95% 622,539 31.72 to 25.80 15,242 1.95% 6.03% to 5.50% 2019......................... 1.45% to 1.95% 596,708 29.91 to 24.45 13,990 3.44% 27.80% to 27.15% 2018......................... 1.45% to 1.95% 693,248 23.41 to 19.23 12,702 0.19% (10.52)% to (10.97)% 2017......................... 1.45% to 1.95% 938,297 26.16 to 21.60 18,986 1.07% 14.93% to 14.34% 2016......................... 1.45% to 1.95% 1,126,092 22.76 to 18.89 19,602 1.76% 14.13% to 13.56% VIP Growth Opportunities Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 349,783 78.26 to 45.06 21,657 0.01% 66.72% to 65.97% 2019......................... 1.15% to 1.60% 371,845 46.94 to 27.15 13,156 0.14% 39.22% to 38.59% 2018......................... 0.75% to 1.60% 406,228 25.17 to 19.59 10,428 0.12% 11.61% to 10.65% 2017......................... 0.75% to 1.60% 436,435 22.55 to 17.70 10,237 0.30% 33.51% to 32.37% 2016......................... 0.75% to 1.60% 485,643 16.89 to 13.37 8,601 0.31% (0.41)% to (1.26)% VIP Growth Opportunities Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 1,610,844 55.14 to 17.74 83,616 0.00% 65.79% to 63.28% 2019......................... 1.45% to 2.30% 221,938 33.26 to 31.05 7,307 0.00% 38.46% to 37.26% 2018......................... 1.45% to 2.30% 295,327 24.02 to 22.62 7,032 0.08% 10.57% to 9.62% 2017......................... 1.45% to 2.30% 179,474 21.72 to 20.64 3,877 0.11% 32.24% to 31.10% 2016......................... 1.45% to 2.40% 244,930 16.43 to 15.66 4,002 0.05% (1.38)% to (2.33)% VIP Growth Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 709,677 241.64 to 36.74 77,383 0.08% 42.23% to 41.60% 2019......................... 1.15% to 1.60% 800,049 169.88 to 25.94 61,520 0.26% 32.77% to 32.17% 2018......................... 1.15% to 1.60% 942,343 127.95 to 19.63 54,324 0.24% (1.32)% to (1.77)% 2017......................... 1.15% to 1.60% 1,084,069 129.67 to 19.98 62,496 0.22% 33.58% to 32.98% 2016......................... 1.15% to 1.60% 1,270,208 97.07 to 15.03 53,604 0.04% (0.36)% to (0.80)% VIP Growth Portfolio -- Service Class 2 2020......................... 1.45% to 2.30% 638,950 57.09 to 40.08 20,823 0.05% 41.47% to 40.25% 2019......................... 1.45% to 2.30% 890,448 40.36 to 28.57 21,867 0.06% 32.03% to 30.90% 2018......................... 1.45% to 2.30% 1,014,497 30.57 to 21.83 18,717 0.04% (1.88)% to (2.74)% 2017......................... 1.45% to 2.30% 1,138,148 31.15 to 22.44 21,409 0.08% 32.87% to 31.73% 2016......................... 1.45% to 2.30% 1,126,260 23.45 to 17.04 15,246 0.00% (0.90)% to (1.76)% VIP Investment Grade Bond Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 5,125,703 14.96 to 10.73 73,491 2.07% 7.58% to 5.94% 2019......................... 1.45% to 2.95% 5,608,412 13.91 to 10.13 75,094 2.47% 7.82% to 2.60% 2018......................... 1.45% to 2.55% 6,078,307 12.90 to 11.32 75,876 1.94% (2.23)% to (3.33)% 2017......................... 1.45% to 2.55% 9,506,920 13.20 to 11.71 121,545 2.17% 2.49% to 1.35% 2016......................... 1.45% to 2.55% 10,950,778 12.87 to 11.55 137,126 2.28% 2.97% to 1.82%
F-83 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- VIP Mid Cap Portfolio -- Initial Class 2020......................... 0.75% to 0.75% 139 59.89 to 59.89 8 0.66% 17.30% to 17.30% 2019......................... 0.75% to 0.75% 139 51.06 to 51.06 7 0.76% 22.52% to 22.52% 2018......................... 0.75% to 0.75% 212 41.67 to 41.67 9 0.64% (15.18)% to (15.18)% 2017......................... 0.75% to 0.75% 271 49.13 to 49.13 13 0.71% 19.90% to 19.90% 2016......................... 0.75% to 0.75% 268 40.98 to 40.98 11 0.52% 11.39% to 11.39% VIP Mid Cap Portfolio -- Service Class 2 2020......................... 1.15% to 2.70% 1,245,670 57.33 to 11.87 57,839 0.36% 16.51% to 14.69% 2019......................... 1.15% to 2.95% 3,381,562 49.21 to 10.34 99,611 0.65% 21.76% to 7.14% 2018......................... 1.15% to 2.55% 3,892,358 40.41 to 14.33 94,762 0.39% (15.76)% to (16.96)% 2017......................... 1.15% to 2.55% 4,371,427 47.97 to 17.26 129,568 0.47% 19.15% to 17.47% 2016......................... 1.15% to 2.55% 5,321,532 40.26 to 14.69 134,193 0.33% 10.64% to 9.08% VIP Overseas Portfolio -- Initial Class 2020......................... 0.75% to 1.60% 339,686 20.05 to 19.82 12,442 0.44% 14.75% to 13.77% 2019......................... 0.75% to 1.60% 386,086 17.47 to 17.42 12,318 1.56% 26.81% to 25.73% 2018......................... 0.75% to 1.60% 518,531 13.78 to 13.85 13,286 1.50% (15.45)% to (16.18)% 2017......................... 0.75% to 1.60% 582,607 16.30 to 16.53 17,614 1.40% 29.31% to 28.21% 2016......................... 0.75% to 1.60% 654,951 12.60 to 12.89 15,403 1.36% (5.77)% to (6.57)% VIP Value Strategies Portfolio -- Service Class 2 2020......................... 1.45% to 1.85% 100,450 26.09 to 24.38 2,595 1.05% 6.45% to 6.02% 2019......................... 1.45% to 1.85% 89,980 24.51 to 23.00 2,180 1.40% 32.15% to 31.62% 2018......................... 1.45% to 1.85% 107,961 18.55 to 17.47 1,980 0.70% (18.70)% to (19.03)% 2017......................... 1.45% to 1.85% 115,318 22.81 to 21.58 2,609 1.23% 17.36% to 16.89% 2016......................... 1.45% to 2.20% 139,915 19.44 to 18.27 2,693 0.86% 7.69% to 6.87% Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 3,226,110 15.71 to 11.30 46,846 1.49% 10.12% to 8.45% 2019......................... 1.45% to 2.95% 3,885,483 14.26 to 10.42 51,620 3.54% 18.12% to 8.92% 2018......................... 1.45% to 2.55% 4,651,064 12.07 to 10.63 52,976 3.04% (10.97)% to (11.97)% 2017......................... 1.45% to 2.55% 5,446,835 13.56 to 12.08 70,021 2.66% 10.36% to 9.13% 2016......................... 1.45% to 2.55% 6,295,431 12.29 to 11.07 73,692 3.89% 11.54% to 10.30% Franklin Income VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153 5.89% (0.77)% to (2.28)% 2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613 5.36% 14.38% to 5.93% 2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328 4.82% (5.70)% to (6.76)% 2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896 4.16% 8.09% to 6.88% 2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404 5.01% 12.37% to 11.12%
F-84 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- Franklin Large Cap Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.70% 8,569 46.62 to 14.55 332 0.00% 42.54% to 40.73% 2019............................. 1.45% to 2.05% 5,369 32.71 to 24.39 172 0.00% 32.63% to 31.82% 2018............................. 1.45% to 2.05% 6,687 24.66 to 18.50 160 0.00% (2.90)% to (3.50)% 2017............................. 1.45% to 2.05% 7,145 25.40 to 19.17 176 0.62% 26.26% to 25.49% 2016............................. 1.45% to 2.05% 8,656 20.12 to 15.28 168 0.00% (3.21)% to (3.80)% Franklin Mutual Shares VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05 9,787 2.88% (6.42)% to (7.23)% 2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058 1.73% 20.80% to 19.75% 2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807 2.31% (10.39)% to (11.17)% 2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618 2.22% 6.78% to 5.86% 2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318 1.97% 14.38% to 13.28% Templeton Foreign VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30 4,181 3.60% (2.06)% to (2.50)% 2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66 4,987 1.96% 11.54% to 11.04% 2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20 5,399 2.92% (16.25)% to (16.63)% 2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84 7,353 2.75% 16.14% to 15.16% 2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75 7,303 2.15% 6.25% to 5.78% Templeton Foreign VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.05% 9,754 21.08 to 12.00 186 4.05% (2.59)% to (3.18)% 2019............................. 1.45% to 2.70% 39,707 21.64 to 10.53 574 1.75% 10.90% to 11.16% 2018............................. 1.45% to 2.20% 42,632 19.52 to 8.42 561 2.63% (16.68)% to (17.31)% 2017............................. 1.45% to 2.20% 42,788 23.42 to 10.18 682 2.22% 15.01% to 14.13% 2016............................. 1.45% to 2.20% 76,618 20.37 to 8.92 1,035 1.96% 5.63% to 4.82% Templeton Global Bond VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18 3,655 8.41% (6.17)% to (6.40)% 2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35 4,923 7.04% 1.08% to 0.83% 2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20 5,388 0.00% 1.03% to 0.78% 2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06 5,797 0.00% 0.98% to 0.73% 2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93 6,648 0.00% 2.02% to 1.77% Templeton Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08 6,307 3.03% 4.27% to 3.47% 2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63 7,034 2.84% 13.48% to 13.42% 2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37 7,356 2.14% (16.09)% to (16.73)% 2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558 1.61% 16.79% to 15.90% 2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74 8,798 2.09% 8.03% to 7.21%
F-85 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares 2020.......................... 0.75% to 2.80% 14,188,414 9.78 to 9.69 129,769 0.25% (0.48)% to (2.54)% 2019.......................... 0.75% to 2.95% 12,166,472 9.83 to 9.93 112,712 1.84% 1.09% to (1.37)% 2018.......................... 0.75% to 2.45% 13,748,569 9.73 to 8.71 126,903 1.46% 0.72% to (1.02)% 2017.......................... 0.75% to 2.55% 13,526,631 9.66 to 8.75 124,949 0.50% (0.24)% to (2.05)% 2016.......................... 0.75% to 2.55% 14,233,505 9.68 to 8.93 132,976 0.04% (0.71)% to (2.50)% Goldman Sachs Large Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 1.60% 278,468 21.37 to 20.05 5,868 1.42% 2.78% to 2.32% 2019.......................... 1.15% to 1.60% 294,059 20.79 to 19.60 6,049 1.48% 24.48% to 23.92% 2018.......................... 1.15% to 1.60% 331,048 16.71 to 15.82 5,486 1.22% (9.51)% to (9.93)% 2017.......................... 1.15% to 1.60% 385,587 18.46 to 17.56 7,080 1.58% 8.60% to 8.11% 2016.......................... 1.15% to 1.60% 440,569 17.00 to 16.24 7,464 2.05% 10.30% to 9.80% Goldman Sachs Mid Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 2.30% 659,144 51.59 to 22.49 30,767 0.63% 7.15% to 5.91% 2019.......................... 1.15% to 2.30% 744,552 48.15 to 21.24 32,552 0.77% 30.02% to 28.50% 2018.......................... 1.15% to 2.30% 882,773 37.03 to 16.53 29,982 1.26% (11.49)% to (12.53)% 2017.......................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934 0.61% 9.80% to 8.52% 2016.......................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961 1.43% 12.23% to 10.93% JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 159,380 16.03 to 10.59 2,376 1.89% 6.28% to 4.93% 2019.......................... 1.45% to 2.70% 180,641 15.08 to 10.09 2,579 2.56% 6.61% to 1.94% 2018.......................... 1.45% to 2.20% 196,996 14.15 to 12.21 2,659 2.55% (1.41)% to (2.16)% 2017.......................... 1.45% to 2.20% 248,134 14.35 to 12.48 3,406 2.52% 2.07% to 1.30% 2016.......................... 1.45% to 2.20% 278,782 14.06 to 12.32 3,768 2.62% 0.64% to (0.12)% JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 11,919 36.16 to 10.21 229 1.63% (1.09)% to (2.34)% 2019.......................... 1.45% to 2.70% 17,818 36.56 to 10.45 342 1.61% 24.92% to 9.57% 2018.......................... 1.45% to 2.20% 20,960 29.26 to 9.31 332 0.85% (13.12)% to (13.79)% 2017.......................... 1.45% to 2.20% 15,289 33.68 to 10.80 295 0.91% 12.12% to 11.74% 2016.......................... 1.45% to 2.05% 3,206 30.04 to 28.67 95 0.88% 13.04% to 12.35% JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 7,847 40.72 to 11.69 162 0.83% 12.04% to 10.62% 2019.......................... 1.45% to 2.70% 4,539 36.34 to 10.57 93 0.41% 22.77% to 12.02% 2018.......................... 1.45% to 2.20% 5,359 29.60 to 11.34 93 0.47% (13.21)% to (13.88)% 2017.......................... 1.45% to 2.20% 10,889 34.11 to 13.17 208 0.32% 13.56% to 12.70% 2016.......................... 1.45% to 2.20% 13,229 30.04 to 11.69 231 0.02% 18.48% to 38.30%
F-86 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- ------------------- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 2020........................ 1.45% to 2.70% 34,903 37.26 to 13.27 1,146 0.83% 23.45% to 21.88% 2019........................ 1.45% to 2.70% 48,037 30.18 to 10.88 1,351 0.86% 29.84% to 19.09% 2018........................ 1.45% to 2.20% 58,934 23.24 to 18.16 1,297 0.72% (7.53)% to (8.24)% 2017........................ 1.45% to 2.20% 47,172 25.14 to 19.79 1,129 0.88% 20.56% to 19.65% 2016........................ 1.45% to 2.20% 59,840 20.85 to 16.54 1,196 0.95% 9.33% to 8.50% Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 1,201,550 83.27 to 34.97 67,618 2.41% 12.99% to 12.49% 2019........................ 1.15% to 1.60% 1,372,598 73.70 to 31.09 67,981 1.89% 21.18% to 20.63% 2018........................ 1.15% to 1.60% 1,541,152 60.82 to 25.77 63,108 2.15% (0.48)% to (0.94)% 2017........................ 1.15% to 1.60% 1,754,161 61.11 to 26.01 72,839 1.59% 17.07% to 16.55% 2016........................ 1.15% to 1.60% 2,031,781 52.20 to 22.32 71,783 2.18% 3.40% to 2.94% Janus Henderson Balanced Portfolio -- Service Shares 2020........................ 1.45% to 2.95% 3,934,377 35.61 to 11.74 103,837 2.06% 12.38% to 10.67% 2019........................ 1.45% to 2.95% 4,362,890 31.68 to 10.61 104,197 1.62% 20.50% to 12.94% 2018........................ 1.45% to 2.55% 4,557,252 26.29 to 16.36 93,108 1.78% (1.03)% to (2.14)% 2017........................ 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672 1.37% 16.43% to 15.13% 2016........................ 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508 1.92% 2.82% to 1.67% Janus Henderson Enterprise Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 567,328 150.58 to 41.31 48,775 0.11% 18.10% to 17.57% 2019........................ 1.15% to 1.60% 663,852 127.51 to 35.13 47,920 0.20% 33.93% to 33.32% 2018........................ 1.15% to 1.60% 770,451 95.21 to 26.35 41,324 0.26% (1.57)% to (2.01)% 2017........................ 1.15% to 1.60% 891,322 96.72 to 26.89 48,550 0.62% 25.96% to 25.39% 2016........................ 1.15% to 1.60% 1,051,330 76.79 to 21.45 45,233 0.14% 11.07% to 10.57% Janus Henderson Enterprise Portfolio -- Service Shares 2020........................ 1.50% to 1.70% 239,694 21.99 to 21.09 5,743 0.04% 17.40% to 17.16% 2019........................ 1.50% to 1.70% 285,568 18.73 to 18.00 5,787 0.05% 33.13% to 32.86% 2018........................ 1.50% to 1.70% 320,337 14.07 to 13.55 4,945 0.13% (2.16)% to (2.36)% 2017........................ 1.50% to 1.70% 354,600 14.38 to 13.88 5,538 0.53% 25.19% to 24.93% 2016........................ 1.50% to 1.70% 387,640 11.49 to 11.11 4,824 0.02% 10.43% to 10.20% Janus Henderson Flexible Bond Portfolio -- Institutional Shares 2020........................ 0.75% to 1.60% 328,355 26.86 to 22.52 9,236 2.89% 9.65% to 8.72% 2019........................ 0.75% to 1.60% 361,263 24.50 to 20.72 9,257 3.29% 8.75% to 7.82% 2018........................ 0.75% to 1.60% 397,166 22.53 to 19.21 9,430 3.02% (1.75)% to (2.59)% 2017........................ 0.75% to 1.60% 477,104 22.93 to 19.73 11,653 2.74% 2.84% to 1.97% 2016........................ 0.75% to 1.60% 611,114 22.29 to 19.34 14,878 2.78% 1.70% to 0.83%
F-87 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Forty Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 540,957 49.38 to 51.56 44,644 0.71% 38.36% to 37.18% 2019.............................. 0.75% to 1.60% 615,748 35.69 to 37.59 37,121 0.15% 36.13% to 34.97% 2018.............................. 0.75% to 1.60% 712,447 26.22 to 27.85 31,632 1.16% 1.21% to 0.35% 2017.............................. 0.75% to 1.60% 808,548 25.90 to 27.75 35,582 0.00% 29.34% to 28.24% 2016.............................. 0.75% to 1.60% 948,927 20.03 to 21.64 32,376 0.00% 1.43% to 0.57% Janus Henderson Forty Portfolio -- Service Shares 2020.............................. 1.45% to 2.70% 355,733 73.23 to 14.61 16,225 0.63% 37.02% to 35.28% 2019.............................. 1.45% to 2.35% 401,490 53.44 to 30.54 13,296 0.02% 34.87% to 33.64% 2018.............................. 1.45% to 2.35% 450,821 39.63 to 22.85 11,059 1.23% 0.24% to (0.69)% 2017.............................. 1.45% to 2.35% 526,903 39.53 to 23.01 12,868 0.00% 28.12% to 26.95% 2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015 0.00% 0.47% to (0.65)% Janus Henderson Global Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 806,441 75.16 to 21.38 38,570 0.82% 18.68% to 18.14% 2019.............................. 1.15% to 1.60% 921,465 63.33 to 18.10 36,410 0.96% 27.56% to 26.98% 2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421 1.11% (7.94)% to (8.36)% 2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987 0.81% 25.57% to 25.01% 2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317 1.07% 0.89% to 0.44% Janus Henderson Global Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 216,251 13.66 to 13.10 3,064 0.64% 17.97% to 17.73% 2019.............................. 1.50% to 1.70% 245,687 11.58 to 11.13 2,943 0.86% 26.78% to 26.53% 2018.............................. 1.50% to 1.70% 285,686 9.13 to 8.79 2,720 0.93% (8.48)% to (8.67)% 2017.............................. 1.50% to 1.70% 356,238 9.98 to 9.63 3,698 0.69% 24.79% to 24.54% 2016.............................. 1.50% to 1.70% 407,053 8.00 to 7.73 3,384 0.94% 0.29% to 0.09% Janus Henderson Global Technology and Innovation Portfolio -- Service Shares 2020.............................. 1.15% to 1.70% 465,814 28.93 to 25.25 12,498 0.00% 48.99% to 48.17% 2019.............................. 1.15% to 1.70% 530,984 19.42 to 17.04 9,593 0.42% 43.15% to 42.36% 2018.............................. 1.15% to 1.70% 586,687 13.56 to 11.97 7,432 1.11% (0.26)% to (0.82)% 2017.............................. 1.15% to 1.70% 658,251 13.60 to 12.07 8,399 0.45% 43.25% to 42.46% 2016.............................. 1.15% to 1.70% 660,400 9.49 to 8.47 5,893 0.09% 12.54% to 11.92% Janus Henderson Overseas Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 546,581 19.44 to 27.43 20,468 1.35% 15.42% to 14.44% 2019.............................. 0.75% to 1.60% 609,299 16.84 to 23.97 19,831 1.88% 26.07% to 24.99% 2018.............................. 0.75% to 1.60% 705,173 13.36 to 19.18 18,334 1.76% (15.58)% to (16.31)% 2017.............................. 0.75% to 1.60% 765,523 15.83 to 22.91 23,652 1.64% 30.14% to 29.03% 2016.............................. 0.75% to 1.60% 890,300 12.16 to 17.76 21,291 4.65% (7.15)% to (7.94)%
F-88 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Overseas Portfolio -- Service Shares 2020.............................. 1.45% to 2.10% 133,890 35.52 to 22.06 2,298 1.22% 14.34% to 13.59% 2019.............................. 1.45% to 2.10% 153,244 31.06 to 19.42 2,287 1.83% 24.87% to 24.05% 2018.............................. 1.45% to 2.10% 168,333 24.87 to 15.65 2,019 1.66% (16.37)% to (16.93)% 2017.............................. 1.45% to 2.10% 181,510 29.75 to 18.84 2,611 1.55% 28.91% to 28.07% 2016.............................. 1.45% to 2.10% 206,876 23.07 to 14.71 2,326 4.67% (8.06)% to (8.66)% Janus Henderson Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 851,566 92.26 to 29.32 47,480 0.54% 31.42% to 30.83% 2019.............................. 1.15% to 1.60% 950,185 70.20 to 22.41 40,526 0.45% 33.96% to 33.36% 2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820 0.54% (3.70)% to (4.14)% 2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863 0.39% 26.41% to 25.85% 2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553 0.53% (0.66)% to (1.10)% Janus Henderson Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 149,158 22.06 to 21.16 3,409 0.36% 30.59% to 30.32% 2019.............................. 1.50% to 1.70% 180,738 16.89 to 16.23 3,179 0.30% 33.20% to 32.93% 2018.............................. 1.50% to 1.70% 209,137 12.68 to 12.21 2,751 0.35% (4.30)% to (4.50)% 2017.............................. 1.50% to 1.70% 263,890 13.25 to 12.79 3,614 0.24% 25.65% to 25.39% 2016.............................. 1.50% to 1.70% 313,350 10.55 to 10.20 3,429 0.38% (1.23)% to (1.43)% Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II 2020.............................. 1.45% to 2.30% 147,463 42.69 to 26.80 5,984 0.58% 16.02% to 15.02% 2019.............................. 1.45% to 2.30% 165,964 36.80 to 23.30 5,774 0.75% 22.94% to 21.88% 2018.............................. 1.45% to 2.30% 184,804 29.93 to 19.11 5,229 0.37% (9.90)% to (10.68)% 2017.............................. 1.45% to 2.30% 197,561 33.22 to 21.40 6,236 0.21% 14.31% to 13.33% 2016.............................. 1.45% to 2.30% 277,181 29.06 to 18.88 7,729 0.31% (0.52)% to (1.38)% ClearBridge Variable Dividend Strategy Portfolio -- Class I 2020.............................. 1.15% to 1.60% 176,004 24.13 to 22.68 4,072 1.40% 6.43% to 5.95% 2019.............................. 1.15% to 1.60% 199,679 22.67 to 21.40 4,357 1.46% 30.08% to 29.49% 2018.............................. 1.15% to 1.60% 231,022 17.43 to 16.53 3,886 1.50% (5.96)% to (6.39)% 2017.............................. 1.15% to 1.60% 278,057 18.53 to 17.66 4,991 1.46% 17.81% to 17.28% 2016.............................. 1.15% to 1.60% 318,210 15.73 to 15.06 4,859 1.54% 13.67% to 13.16% ClearBridge Variable Dividend Strategy Portfolio -- Class II 2020.............................. 1.45% to 2.95% 215,116 22.71 to 11.13 4,508 1.16% 5.94% to 4.32% 2019.............................. 1.45% to 2.35% 380,785 21.44 to 19.08 7,827 1.27% 29.51% to 28.32% 2018.............................. 1.45% to 2.35% 467,731 16.55 to 14.87 7,448 1.29% (6.38)% to (7.24)% 2017.............................. 1.45% to 2.45% 583,700 17.68 to 15.86 9,961 1.38% 17.29% to 16.10% 2016.............................. 1.45% to 2.45% 575,027 15.08 to 13.66 8,381 1.67% 13.12% to 11.98%
F-89 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- ClearBridge Variable Large Cap Value Portfolio -- Class I 2020............................. 1.15% to 2.30% 662,450 42.21 to 13.44 13,836 1.38% 4.03% to 2.83% 2019............................. 1.15% to 2.30% 723,003 40.58 to 13.07 14,896 1.72% 27.40% to 25.92% 2018............................. 1.15% to 2.30% 770,584 31.85 to 10.38 12,735 1.46% (9.93)% to (10.98)% 2017............................. 1.15% to 2.30% 914,407 35.36 to 11.66 16,990 1.44% 13.52% to 12.20% 2016............................. 1.15% to 2.30% 870,195 31.15 to 10.39 15,224 1.48% 11.70% to 10.41% MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares 2020............................. 1.45% to 1.70% 184,924 39.85 to 24.61 5,012 0.43% 11.95% to 11.67% 2019............................. 1.45% to 1.70% 205,580 35.59 to 22.04 4,995 0.48% 29.34% to 29.02% 2018............................. 1.45% to 1.85% 253,105 27.52 to 21.56 4,767 0.44% (7.08)% to (7.46)% 2017............................. 1.45% to 1.85% 296,647 29.62 to 23.30 5,957 0.55% 21.25% to 20.76% 2016............................. 1.45% to 1.95% 320,659 24.43 to 18.84 5,309 0.57% 6.75% to 6.21% MFS(R) New Discovery Series -- Service Class Shares 2020............................. 1.15% to 2.30% 501,130 69.51 to 44.47 23,355 0.00% 43.91% to 42.24% 2019............................. 1.15% to 2.30% 571,093 48.30 to 31.26 18,401 0.00% 39.65% to 38.03% 2018............................. 1.15% to 2.30% 504,833 34.59 to 22.65 11,086 0.00% (2.85)% to (3.99)% 2017............................. 1.15% to 2.30% 648,451 35.60 to 23.59 14,585 0.00% 24.88% to 23.44% 2016............................. 1.15% to 2.30% 663,903 28.51 to 19.11 12,301 0.00% 7.55% to 6.30% MFS(R) Total Return Series -- Service Class Shares 2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022 2.07% 7.93% to 6.29% 2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896 2.07% 18.38% to 9.53% 2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918 1.94% (7.24)% to (8.29)% 2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828 2.15% 10.41% to 9.18% 2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180 2.71% 7.24% to 6.05% MFS(R) Utilities Series -- Service Class Shares 2020............................. 1.45% to 2.20% 344,249 53.47 to 30.16 11,723 2.20% 4.09% to 3.30% 2019............................. 1.45% to 2.20% 399,730 51.37 to 29.20 13,258 3.71% 22.99% to 22.06% 2018............................. 1.45% to 2.20% 481,645 41.77 to 23.92 13,016 0.84% (0.66)% to (1.42)% 2017............................. 1.45% to 2.20% 564,347 42.04 to 24.27 15,293 3.90% 12.84% to 11.98% 2016............................. 1.45% to 2.20% 700,916 37.26 to 21.67 16,772 3.44% 9.63% to 8.80% MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares 2020............................. 1.45% to 1.45% 2,021 12.62 to 12.62 26 3.51% 7.53% to 7.53% 2019............................. 1.45% to 1.45% 2,008 11.74 to 11.74 24 3.50% 9.68% to 9.68% 2018............................. 1.45% to 1.45% 2,405 10.70 to 10.70 26 3.81% (3.53)% to (3.53)% 2017............................. 1.45% to 1.45% 2,592 11.09 to 11.09 29 4.37% 4.35% to 4.35% 2016............................. 1.45% to 1.45% 3,021 10.63 to 10.63 32 2.96% 6.44% to 6.44%
F-90 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares 2020............................. 1.45% to 2.30% 325,718 21.03 to 20.01 6,820 0.22% 20.43% to 19.39% 2019............................. 1.45% to 2.70% 389,578 17.47 to 10.95 6,772 0.34% 37.56% to 20.63% 2018............................. 1.45% to 2.30% 471,532 12.70 to 12.29 5,961 0.32% (0.89)% to (1.75)% 2017............................. 1.45% to 2.30% 649,434 12.81 to 12.51 8,292 0.42% 26.25% to 25.16% 2016............................. 1.45% to 2.30% 728,673 10.15 to 9.99 7,379 0.38% 4.31% to 3.41% PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares 2020............................. 1.45% to 1.95% 268,189 17.03 to 15.72 4,417 4.87% 6.34% to 5.80% 2019............................. 1.45% to 1.95% 330,321 16.01 to 14.86 5,118 2.69% 10.12% to 9.56% 2018............................. 1.45% to 1.95% 418,106 14.54 to 13.56 5,902 3.00% (6.83)% to (7.30)% 2017............................. 1.45% to 1.95% 475,796 15.61 to 14.63 7,232 4.31% 11.74% to 11.17% 2016............................. 1.45% to 2.20% 549,188 13.97 to 12.78 7,488 2.29% 11.27% to 10.43% High Yield Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530 4.87% 4.21% to 2.62% 2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334 4.92% 13.06% to 4.79% 2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479 5.09% (4.07)% to (5.14)% 2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833 4.87% 5.07% to 3.90% 2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057 5.25% 10.82% to 9.59% International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares 2020............................. 1.50% to 1.70% 76,842 22.01 to 21.12 1,669 6.10% 3.97% to 3.76% 2019............................. 1.50% to 1.70% 88,578 21.17 to 20.35 1,851 1.77% 5.40% to 5.19% 2018............................. 1.50% to 1.70% 109,339 20.09 to 19.35 2,166 1.31% 0.58% to 0.38% 2017............................. 1.50% to 1.70% 117,382 19.97 to 19.27 2,313 4.03% 1.23% to 1.02% 2016............................. 1.50% to 1.70% 160,909 19.73 to 19.08 3,124 1.41% 4.88% to 4.67% Long(Term U.S. Government Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242 1.67% 15.69% to 13.93% 2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539 2.05% 11.68% to 2.96% 2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646 2.40% (3.80)% to (4.88)% 2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651 2.17% 7.38% to 6.18% 2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780 1.89% (0.78)% to (1.89)% Low Duration Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 7,376,295 12.71 to 9.99 86,838 1.04% 1.50% to (0.05)% 2019............................. 1.45% to 2.95% 3,574,136 12.53 to 9.99 41,893 2.77% 2.52% to (0.13)% 2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146 1.93% (1.12)% to (2.23)% 2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446 1.34% (0.12)% to (1.23)% 2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857 1.51% (0.06)% to (1.17)%
F-91 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- Total Return Portfolio -- Administrative Class Shares 2020............................. 1.15% to 2.95% 7,899,166 19.16 to 10.63 141,984 2.14% 7.40% to 5.44% 2019............................. 1.15% to 2.95% 9,370,259 17.84 to 10.08 156,073 3.01% 7.11% to 1.71% 2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306 2.52% (1.68)% to (3.08)% 2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063 2.02% 3.71% to 2.25% 2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475 2.09% 1.50% to 0.07% Rydex Variable Trust NASDAQ -- 100(R) Fund 2020............................. 1.45% to 1.85% 249,291 79.57 to 56.84 7,046 0.29% 42.86% to 42.28% 2019............................. 1.45% to 1.85% 267,428 55.70 to 39.95 5,361 0.13% 34.88% to 34.33% 2018............................. 1.45% to 1.85% 269,561 41.30 to 29.74 4,093 0.00% (3.24)% to (3.64)% 2017............................. 1.45% to 1.85% 341,457 42.68 to 30.86 5,427 0.00% 29.23% to 28.70% 2016............................. 1.45% to 1.85% 656,436 33.03 to 23.98 7,066 0.00% 4.45% to 4.03% State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.30% 918,881 20.14 to 12.13 14,901 2.43% 6.22% to 4.57% 2019............................. 0.75% to 2.30% 955,145 18.96 to 11.60 14,603 0.19% 7.81% to 6.12% 2018............................. 0.75% to 2.30% 1,101,994 17.59 to 10.93 15,782 2.12% (2.17)% to (3.70)% 2017............................. 0.75% to 2.30% 1,252,511 17.98 to 11.35 18,445 1.97% 2.47% to 0.88% 2016............................. 0.75% to 2.30% 1,513,016 17.54 to 11.25 22,059 1.74% 2.21% to 0.62% Premier Growth Equity V.I.S. Fund -- Class 1 Shares 2020............................. 1.15% to 2.10% 800,152 44.80 to 37.84 32,006 0.03% 32.08% to 30.81% 2019............................. 0.75% to 2.10% 961,517 32.25 to 28.92 29,439 0.00% 36.30% to 34.45% 2018............................. 0.75% to 2.10% 1,101,406 23.66 to 21.51 24,920 0.13% (3.39)% to (4.72)% 2017............................. 0.75% to 2.10% 1,281,157 24.49 to 22.58 30,374 0.31% 27.38% to 25.66% 2016............................. 0.75% to 2.10% 1,481,093 19.23 to 17.97 27,772 0.49% 1.70% to 0.32% Real Estate Securities V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.95% 1,079,009 60.80 to 9.41 37,528 0.51% (5.94)% to (8.03)% 2019............................. 0.75% to 2.95% 1,117,908 64.65 to 10.23 44,195 1.34% 25.20% to 4.81% 2018............................. 0.75% to 2.55% 1,283,920 51.63 to 13.38 40,405 2.42% (6.42)% to (8.13)% 2017............................. 0.75% to 2.55% 1,424,736 55.18 to 14.57 49,404 1.54% 5.05% to 3.15% 2016............................. 0.75% to 2.55% 1,730,701 52.52 to 14.12 58,910 2.31% 7.19% to 5.26% S&P 500(R) Index V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.70% 3,543,023 31.16 to 12.39 145,954 1.74% 17.04% to 14.74% 2019............................. 0.75% to 2.30% 4,407,259 26.62 to 24.94 151,071 1.32% 30.06% to 28.03% 2018............................. 0.75% to 2.30% 4,870,590 20.47 to 19.48 130,223 1.64% (5.45)% to (6.93)% 2017............................. 0.75% to 2.30% 5,498,219 21.65 to 20.93 158,837 1.76% 20.60% to 18.72% 2016............................. 0.75% to 2.30% 6,092,527 17.95 to 17.63 147,455 1.87% 10.78% to 9.05%
F-92 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Small(Cap Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 1.15% to 2.30% 681,934 47.08 to 25.84 29,159 0.00% 13.21% to 11.90% 2019.......................... 1.15% to 2.30% 749,847 41.59 to 23.09 28,349 0.00% 24.67% to 23.22% 2018.......................... 1.15% to 2.30% 859,762 33.36 to 18.74 26,186 0.00% (10.74)% to (11.79)% 2017.......................... 1.15% to 2.30% 1,018,621 37.37 to 21.24 34,982 0.00% 11.42% to 10.12% 2016.......................... 1.15% to 2.30% 1,184,299 33.54 to 19.29 36,669 0.00% 22.34% to 20.93% Total Return V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164 1.92% 5.65% to 3.30% 2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079 2.30% 14.94% to 5.06% 2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183 2.16% (7.05)% to (8.51)% 2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510 2.01% 14.71% to 12.93% 2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552 1.87% 5.55% to 3.91% Total Return V.I.S. Fund -- Class 3 Shares 2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050 1.61% 4.60% to 3.01% 2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614 1.98% 13.89% to 4.80% 2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141 1.79% (7.97)% to (9.00)% 2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662 1.63% 13.60% to 12.33% 2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174 1.52% 4.55% to 3.38% U.S. Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 1.95% 712,379 34.16 to 30.93 22,655 0.52% 21.72% to 20.25% 2019.......................... 0.75% to 1.85% 811,378 28.06 to 25.86 21,421 0.64% 30.78% to 29.33% 2018.......................... 0.75% to 1.85% 961,239 21.46 to 19.99 19,507 0.80% (4.13)% to (5.19)% 2017.......................... 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908 0.75% 19.02% to 17.70% 2016.......................... 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936 1.13% 8.49% to 7.29% The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 670,853 86.13 to 35.81 37,760 0.18% 65.11% to 64.37% 2019.......................... 1.15% to 1.60% 761,308 52.17 to 21.79 25,695 0.00% 25.97% to 25.40% 2018.......................... 1.15% to 1.60% 948,595 41.41 to 17.38 24,702 0.00% 1.02% to 0.57% 2017.......................... 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030 0.00% 26.99% to 26.42% 2016.......................... 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240 0.00% (1.97)% to (2.41)% Alger Small Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 504,148 57.85 to 41.87 25,158 1.04% 65.23% to 64.49% 2019.......................... 1.15% to 1.60% 597,545 35.01 to 25.45 18,057 0.00% 27.85% to 27.27% 2018.......................... 1.15% to 1.60% 721,107 27.39 to 20.00 17,042 0.00% 0.26% to (0.19)% 2017.......................... 1.15% to 1.60% 846,955 27.31 to 20.04 20,024 0.00% 27.26% to 26.68% 2016.......................... 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672 0.00% 5.02% to 4.55%
F-93 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares 2020............................ 1.45% to 2.70% 111,746 55.20 to 13.56 5,748 0.00% 28.52% to 26.89% 2019............................ 1.45% to 2.30% 134,065 42.95 to 24.21 5,309 0.00% 26.54% to 25.45% 2018............................ 1.45% to 2.30% 158,163 33.94 to 19.30 4,894 0.00% (7.10)% to (7.90)% 2017............................ 1.45% to 2.30% 184,615 36.54 to 20.95 6,143 0.00% 27.87% to 26.77% 2016............................ 1.45% to 2.30% 213,849 28.57 to 16.53 5,491 0.00% (0.23)% to (1.09)% Jennison Portfolio -- Class II Shares 2020............................ 1.45% to 2.30% 146,330 69.98 to 45.08 9,860 0.00% 53.32% to 52.00% 2019............................ 1.45% to 2.30% 130,384 45.65 to 29.66 5,678 0.00% 30.90% to 29.77% 2018............................ 1.45% to 2.30% 146,007 34.87 to 22.85 4,864 0.00% (2.62)% to (3.47)% 2017............................ 1.45% to 2.30% 163,659 35.81 to 23.67 5,576 0.00% 34.16% to 33.01% 2016............................ 1.45% to 2.30% 168,178 26.69 to 17.80 4,273 0.00% (2.72)% to (3.55)% Natural Resources Portfolio -- Class II Shares 2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161 0.00% 10.20% to 8.52% 2019............................ 1.45% to 2.95% 5,525,658 12.55 to 9.71 33,708 0.00% 8.66% to (5.94)% 2018............................ 1.45% to 2.55% 5,833,693 11.55 to 5.08 32,878 0.00% (19.61)% to (20.51)% 2017............................ 1.45% to 2.55% 4,833,745 14.37 to 6.39 34,397 0.00% (1.97)% to (3.06)% 2016............................ 1.45% to 2.55% 3,243,289 14.66 to 6.59 24,862 0.00% 23.02% to 21.65% SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares 2020............................ 1.55% to 1.55% 617 46.23 to 46.23 29 0.00% 44.63% to 44.63% 2019............................ 1.55% to 1.55% 618 31.96 to 31.96 20 0.00% 35.04% to 35.04% 2018............................ 1.55% to 1.55% 653 23.67 to 23.67 15 0.00% (9.60)% to (9.60)% 2017............................ 1.55% to 1.55% 671 26.18 to 26.18 18 0.00% 20.06% to 20.06% 2016............................ 1.55% to 1.55% 686 21.81 to 21.81 15 0.00% 2.21% to 2.21% Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 2020............................ 1.45% to 1.95% 82,022 48.56 to 46.04 3,956 0.00% 41.11% to 40.40% 2019............................ 1.45% to 1.95% 243,390 34.41 to 32.80 8,325 0.00% 35.06% to 34.37% 2018............................ 1.45% to 1.95% 272,196 25.48 to 24.41 6,896 0.00% (1.19)% to (1.69)% 2017............................ 1.45% to 1.95% 312,906 25.79 to 24.83 8,030 0.01% 32.65% to 31.98% 2016............................ 1.45% to 1.95% 121,717 19.44 to 18.81 2,358 0.00% (0.94)% to (1.44)%
-------- (1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded. (2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets. (3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include F-94 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return. (4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016. F-95 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (With Independent Auditors' Report Thereon) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Index to Statutory Financial Statements
Page ---- Independent Auditors' Report............................................... F-1 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.................................................................. F-3 Statutory Statements of Summary of Operations.............................. F-5 Statutory Statements of Changes in Capital and Surplus..................... F-6 Statutory Statements of Cash Flow.......................................... F-7 Notes to Statutory Financial Statements.................................... F-9
Independent Auditors' Report The Board of Directors Genworth Life and Annuity Insurance Company: We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements. Management's Responsibility for the Financial Statements Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors' Responsibility Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020. F-1 Opinion on Statutory Basis of Accounting In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1. Emphasis of Matter As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter. /s/ KPMG LLP Richmond, Virginia April 22, 2021 F-2 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Admitted Assets Cash and invested assets: Bonds..................... $11,457.0 $11,455.4 Preferred stocks -- nonaffiliates........... 21.3 39.0 Common stocks -- affiliates.............. 218.3 413.0 Common stocks -- nonaffiliates........... 32.1 23.0 Mortgage loans............ 1,717.3 1,812.3 Real estate............... 13.1 12.5 Contract loans............ 474.4 494.7 Cash, cash equivalents and short-term investments............. 242.9 227.9 Other invested assets..... 69.8 71.8 Receivable for securities.............. 10.5 3.2 Derivative assets......... 63.5 80.7 Securities lending reinvested collateral.............. 26.0 17.7 --------- --------- Total cash and invested assets..... 14,346.2 14,651.2 Amounts recoverable from reinsurers and funds held....................... 458.1 465.5 Deferred tax asset........... 111.0 127.9 Guaranty funds receivable.... 7.4 7.6 Premiums and accounts receivable................. 399.3 479.4 Investment income due and accrued................ 132.3 133.7 Other assets................. 12.3 18.0 Separate account assets...... 5,669.8 5,691.8 --------- --------- Total admitted assets.............. $21,136.4 $21,575.1 ========= =========
F-3 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -- Continued December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Liabilities and Capital and Surplus Liabilities Aggregate reserves -- life.................... $ 7,074.6 $ 6,901.9 Aggregate reserves -- annuity contracts....... 4,080.8 4,464.7 Aggregate reserves -- accident and health policies................ 0.8 1.0 Liability for deposit-type contracts............... 756.0 705.8 Liability for policy and contract claims..... 113.9 84.0 Policyholders dividends............... 0.3 0.3 Premiums and annuity considerations received in advance..... 5.8 6.5 Other amounts payable on reinsurance.......... 185.9 145.0 Interest maintenance reserve................. 36.5 34.0 Commissions payable....... 0.1 0.2 General expenses due or accrued.............. 2.0 1.2 Transfers to separate accounts due or accrued................. (6.1) (13.6) Taxes, licenses, and fees due or accrued..... 7.7 10.6 Current Federal income tax payable...... 38.2 47.8 Unearned investment income.................. 6.0 6.9 Amounts withheld or retained by company as agent or trustee..... 14.8 11.5 Remittances and items not allocated........... 22.4 21.5 Asset valuation reserve................. 109.6 112.8 Payable to parent, subsidiaries and affiliates.............. 10.6 7.3 Funds held under coinsurance and treaties with unauthorized reinsurers.............. 1,974.2 1,915.4 Reinsurance in unauthorized companies............... 0.5 -- Payable for securities lending...... 26.0 17.7 Payable for securities.... 4.9 16.4 Derivative liabilities.... 0.8 0.1 Payable for collateral received from derivatives counterparties.......... 8.5 15.8 Separate account liabilities............. 5,669.8 5,691.8 --------- --------- Total liabilities..... 20,144.6 20,206.6 --------- --------- Capital and surplus: Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)............ 25.6 25.6 Paid in surplus........... 1,456.7 1,456.7 Unassigned deficit........ (490.5) (113.8) --------- --------- Total capital and surplus............. 991.8 1,368.5 --------- --------- Total liabilities and capital and surplus............. $21,136.4 $21,575.1 ========= =========
See accompanying notes to statutory financial statements. F-4 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Summary of Operations Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Revenues: Premiums and annuity considerations.............. $ 175.2 $ (901.0) $ 6.4 Considerations for supplementary contracts with life contingencies............... 22.2 13.9 17.1 Net investment income......... 668.7 670.2 639.8 Amortization of interest maintenance reserve......... 1.0 -- -- Commissions and expense allowances on reinsurance ceded........ 123.2 1,404.4 274.2 Reserve adjustments on reinsurance ceded........ (83.9) (488.1) (11.4) Income from fees associated with investment management, administration, and contract guarantees from separate accounts.................... 97.3 105.2 116.2 Other income.................. 16.9 25.7 29.2 -------- -------- -------- Total revenues............ 1,020.6 830.3 1,071.5 -------- -------- -------- Benefits: Death benefits................ 368.4 323.1 400.2 Matured endowments............ 1.9 1.5 3.0 Annuity benefits.............. 367.3 385.0 402.5 Disability benefits and benefits under accident and health policies.................... 4.5 4.3 3.9 Surrender benefits and other fund withdrawals................. 826.1 612.8 701.7 Payments on supplementary contracts with life contingencies............... 15.2 14.1 13.4 Interest and adjustments on contracts or deposit-type contract funds.............. 24.7 26.2 25.4 Decrease in aggregate reserves -- life, annuity and accident and health......... (344.1) (633.3) (46.3) -------- -------- -------- Total benefits............ 1,264.0 733.7 1,503.8 -------- -------- -------- Expenses: Commissions................... 107.3 115.5 124.5 General insurance expenses.................... 131.3 133.3 137.4 Insurance taxes, licenses, and fees, excluding Federal income taxes................ 22.6 29.0 25.4 Net transfer from separate accounts........... (410.9) (470.8) (565.6) Other expenses................ 131.6 63.9 57.1 -------- -------- -------- Total expenses............ (18.1) (129.1) (221.2) -------- -------- -------- Total benefits and expenses............ 1,245.9 604.6 1,282.6 -------- -------- -------- Income (loss) before Federal income taxes and realized capital gains (losses), net........ (225.3) 225.7 (211.1) Federal income taxes............. (37.6) 38.5 (18.8) -------- -------- -------- Income (loss) before realized capital gains (losses)............. (187.7) 187.2 (192.3) Realized capital gains (losses), net.................. 5.6 (1.4) (17.2) -------- -------- -------- Net income (loss)............... $ (182.1) $ 185.8 $ (209.5) ======== ======== ========
See accompanying notes to statutory financial statements. F-5 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Changes in Capital and Surplus Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Common stock ------------- Paid in Unassigned Amount Shares surplus deficit Total ------ ------ -------- ---------- -------- Balances as of December 31, 2017...... $25.6 25,651 $1,456.7 $(193.5) $1,288.8 Net loss.............. -- -- -- (209.5) (209.5) Change in net unrealized capital gains and losses.... -- -- -- (138.7) (138.7) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- (0.5) (0.5) Change in net deferred income taxes............... -- -- -- 34.0 34.0 Change in nonadmitted assets.............. -- -- -- 13.1 13.1 Change in asset valuation reserve... -- -- -- 23.7 23.7 Change in surplus as a result of reinsurance......... -- -- -- 39.8 39.8 Special tax allocation agreement with Genworth............ -- -- -- 103.2 103.2 Balances as of December 31, 2018...... 25.6 25,651 1,456.7 (328.4) 1,153.9 ----- ------ -------- ------- -------- Net income............ -- -- -- 185.8 185.8 Change in net unrealized capital gains and losses.... -- -- -- 202.4 202.4 Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.8 0.8 Change in net deferred income taxes............... -- -- -- 14.3 14.3 Change in nonadmitted assets.............. -- -- -- (44.5) (44.5) Change in asset valuation reserve... -- -- -- (37.6) (37.6) Change in surplus as a result of reinsurance......... -- -- -- (113.0) (113.0) Special tax allocation agreement with Genworth............ -- -- -- (7.8) (7.8) Prior period correction - ceded premiums on term conversion policies (see Note 1(w))..... -- -- -- 14.2 14.2 ----- ------ -------- ------- -------- Balances as of December 31, 2019...... 25.6 25,651 1,456.7 (113.8) 1,368.5 Net loss.............. -- -- -- (182.1) (182.1) Change in net unrealized capital gains and losses.... -- -- -- (35.3) (35.3) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.6 0.6 Change in net deferred income taxes............... -- -- -- 42.7 42.7 Change in nonadmitted assets.............. -- -- -- (75.6) (75.6) Change in liability for reinsurance in unauthorized companies........... -- -- -- (0.5) (0.5) Change in reserve on account of change in valuation basis.. -- -- -- (96.0) (96.0) Change in asset valuation reserve... -- -- -- 3.2 3.2 Change in surplus as a result of reinsurance......... -- -- -- (29.4) (29.4) Special tax allocation agreement with Genworth............ -- -- -- (4.3) (4.3) Prior period correction - Investment in Jamestown (see Note 1(v))............... -- -- -- 29.0 29.0 Prior period correction - Jamestown ceded reserves coinsurance quota share, net of deferred tax of $ 7.7 (see Note 1(v)). -- -- -- (29.0) (29.0) ----- ------ -------- ------- -------- Balances as of December 31, 2020...... $25.6 25,651 $1,456.7 $(490.5) $ 991.8 ===== ====== ======== ======= ========
See accompanying notes to statutory financial statements. F-6 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Cash flow from operations: Premiums collected net of reinsurance.................. $ 209.7 $ 318.0 $ 30.6 Net investment income................. 645.3 645.8 619.0 Miscellaneous income.................. 124.0 129.4 448.2 -------- -------- -------- Total cash provided from revenues................ 979.0 1,093.2 1,097.8 -------- -------- -------- Benefit and loss related payments.................... 1,417.0 1,248.5 1,445.1 Net transfers from separate, segregated accounts, and protected cell accounts............................ (418.3) (471.4) (586.3) Commissions, expenses paid, and aggregate write-ins for deductions.......................... 258.4 272.3 283.3 Federal income taxes paid, net of capital gains (losses)............................ (19.0) (29.2) 6.3 -------- -------- -------- Total cash applied to benefits and general and other expenses..................... 1,238.1 1,020.2 1,148.4 -------- -------- -------- Net cash provided by (applied to) operations............... (259.1) 73.0 (50.6) -------- -------- -------- Cash flow from investments: Proceeds from investments sold, matured, or repaid: Bonds............................. 1,162.6 1,068.3 1,614.4 Stocks............................ 37.1 30.8 0.6 Mortgage loans.................... 193.9 146.2 210.9 Real estate....................... -- -- 0.2 Other invested assets.......................... 0.7 13.4 7.7 Miscellaneous proceeds........................ 21.2 23.4 49.9 -------- -------- -------- Total investment proceeds..................... 1,415.5 1,282.1 1,883.7 -------- -------- -------- Cost of investments acquired: Bonds............................. 960.1 1,085.4 1,663.3 Stocks............................ 11.8 46.7 8.5 Mortgage loans.................... 98.9 91.4 302.9 Real estate....................... 1.2 0.9 1.9 Other invested assets.......................... -- 0.5 0.1 Miscellaneous applications.................... 27.1 56.1 2.5 -------- -------- -------- Total investments acquired..................... 1,099.1 1,281.0 1,979.2 Net decrease in contract loans and premium notes....................... (22.3) (13.2) (15.9) -------- -------- -------- Net cash provided by (applied to) investments.............. 338.7 14.3 (79.6) -------- -------- -------- Cash flow from financing and miscellaneous sources: Cash provided (applied): Net deposits on deposit-type contracts and other insurance liabilities..................... (63.8) (195.7) 0.2 Other cash provided (applied)....................... (0.8) 29.1 77.2 -------- -------- -------- Net cash provided by (applied to) financing and miscellaneous sources.................. (64.6) (166.6) 77.4 -------- -------- -------- Net change in cash, cash equivalents and short-term investments................. 15.0 (79.3) (52.8) Cash, cash equivalents and short-term investments: Beginning of year..................... 227.9 307.2 360.0 -------- -------- -------- End of year........................... $ 242.9 $ 227.9 $ 307.2 ======== ======== ========
F-7 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow -- Continued Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 ------- --------- ------- Supplemental information: Interest capitalization -- net investment income............... $ (10.4) $ (11.3) $ (14.3) Interest capitalization -- bond purchases....... (10.4) (11.3) (14.3) Securities exchanged -- bond proceeds..... (150.4) (198.1) (143.2) Securities exchanged -- bond purchases.... (150.4) (198.1) (143.2) Tax sharing agreement transfer of taxes payable -- taxes paid................. (3.7) (0.7) (3.9) Tax sharing agreement transfer of taxes payable -- stock proceeds............. (19.8) (73.7) (231.0) Tax sharing agreement transfer of taxes payable -- stock purchases............ (19.2) (65.2) (330.3) Tax sharing agreement transfer of taxes payable -- special tax allocation agreement............ 4.3 7.8 (103.2) Transfer of securities from affiliate as return of capital -- stock proceeds............. (182.1) -- -- Transfer of securities from affiliate as return of capital -- bond purchases............ (179.8) -- -- Transfer of securities from affiliate as return of capital -- other invested asset purchases............ (0.6) -- -- Transfer of securities from affiliate as return of capital -- net investment income.... (1.7) -- -- Reinsurance treaties -- premiums.......... -- 1,192.5 -- Reinsurance treaties -- commissions ceded. -- (1,196.2) -- Reinsurance treaties -- benefits.......... -- 391.4 -- Reinsurance treaties -- bond purchases.... -- (82.9) -- Reinsurance treaties -- funds withheld adjustment........... -- (470.6) -- Rivermont account value adjustment -- benefits and loss related payments..... -- -- (27.5) Rivermont account value adjustment -- stock purchases...... -- -- (27.5)
See accompanying notes to statutory financial statements. F-8 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies (a) Corporate Structure Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth"). The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:
2020 ----- Jamestown Life Insurance Company ("JLIC").............. 100.0% River Lake Insurance Company VI ("RLIC VI")............ 100.0 River Lake Insurance Company VII ("RLIC VII").......... 100.0 River Lake Insurance Company VIII ("RLIC VIII")........ 100.0 River Lake Insurance Company X ("RLIC X").............. 100.0 GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0 Newco Properties, Inc. ("Newco")....................... 100.0 Assigned Settlement Inc. ("ASI")....................... 100.0 Genworth Life Insurance Company of New York ("GLICNY"). 34.5
As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted. The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020. On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. (b) Nature of Business The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business. F-9 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms. (c) COVID-19 COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products. The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19. The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim. The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business. While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business. (d) Basis of Presentation The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. F-10 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b). The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation. (e) Differences Between SAP and U.S. GAAP The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include: . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively. . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses. . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss). . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss). . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons. . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative. F-11 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP. . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period. . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits. . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits. . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss. . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax F-12 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP. . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations. . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income. (f) Recognition of Revenue and Related Expenses Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred. (g) Investments Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid. Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value. Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the F-13 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value. For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value. In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain. Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates. Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms. GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded. Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss). Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and F-14 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus. The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost. Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR. (h) Fair Value Measurements The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories: . Level 1 -- Quoted prices for identical instruments in active markets. . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. . Level 3 -- Instruments whose significant value drivers are unobservable. Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments. Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data. F-15 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2. The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above. (i) Investment Income Due and Accrued Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero. (j) Nonadmitted Assets Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus. (k) Aggregate Reserves and Liability for Deposit-Type Contracts Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change. F-16 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. (l) Liability for Policy and Contract Claims The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided. (m) Interest Maintenance Reserve IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called. (n) Asset Valuation Reserve AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC. (o) Federal Income Taxes The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts. (p) Reinsurance Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. F-17 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions to the related reserves. (q) Guaranty Association Assessments The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b). (r) Electronic Data Processing ("EDP") Equipment and Software EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software. (s) Derivative Instruments Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination. F-18 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (t) Experience Refunds Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. (u) Going Concern The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued. (v) Accounting Changes In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis. In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3. In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13. (w) Correction of Error During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3. F-19 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (2)Investments (a) Bonds and Preferred and Common Stocks As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:
2020 -------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value ---------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 513.0 $ 241.8 $ -- $ -- $-- $ 754.8 All other governments. 149.2 29.3 -- (0.4) -- 178.1 States, territories, and possessions..... 141.4 39.0 -- -- -- 180.4 Special revenue and special assessment obligations......... 423.5 94.0 -- -- -- 517.5 Industrial and miscellaneous....... 8,045.7 1,582.3 -- (7.6) -- 9,620.4 Residential mortgage-backed..... 614.3 72.8 0.6 -- -- 687.7 Commercial mortgage-backed..... 803.7 61.5 -- (2.0) -- 863.2 Other asset-backed and structured securities.......... 701.8 11.1 -- (1.1) -- 711.8 Hybrids............... 64.4 12.5 -- -- -- 76.9 ---------- -------- ---- ------ --- --------- Total bonds....... 11,457.0 2,144.3 0.6 (11.1) -- 13,590.8 Preferred and common stocks -- nonaffiliates 53.4 1.4 1.0 (0.1) -- 55.7 ---------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $ 11,510.4 $2,145.7 $1.6 $(11.2) $-- $13,646.5 ========== ======== ==== ====== === =========
2019 ------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value --------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 545.7 $ 143.4 $ -- $ -- $-- $ 689.1 All other governments. 108.3 20.4 -- -- -- 128.7 States, territories, and possessions..... 140.8 24.7 -- -- -- 165.5 Special revenue and special assessment obligations......... 389.9 66.0 -- (0.2) -- 455.7 Industrial and miscellaneous....... 7,830.4 957.5 -- (5.5) -- 8,782.4 Residential mortgage-backed..... 735.7 70.9 0.5 (0.3) -- 806.8 Commercial mortgage-backed..... 837.3 36.9 -- (1.7) -- 872.5 Other asset-backed and structured securities.......... 801.6 7.4 -- (2.0) -- 807.0 Hybrids............... 65.7 8.8 -- -- -- 74.5 --------- -------- ---- ------ --- --------- Total bonds....... 11,455.4 1,336.0 0.5 (9.7) -- 12,782.2 Preferred and common stocks -- nonaffiliates 62.0 1.8 -- (0.4) -- 63.4 --------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $11,517.4 $1,337.8 $0.5 $(10.1) $-- $12,845.6 ========= ======== ==== ====== === =========
F-20 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019. As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:
2020 ------------------------- Carrying value Fair value -------------- ---------- Due in one year or less.................. $ 258.0 $ 262.4 Due after one year through five years.... 1,637.9 1,774.7 Due after five years through ten years... 1,592.7 1,815.5 Due after ten years...................... 5,848.6 7,475.5 --------- --------- Subtotals............................. 9,337.2 11,328.1 Residential mortgage-backed.............. 614.3 687.7 Commercial mortgage-backed............... 803.7 863.2 Other asset-backed structured securities. 701.8 711.8 --------- --------- Totals................................ $11,457.0 $13,590.8 ========= =========
Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region. As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019. F-21 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.
2020 2019 --------------------- --------------------- Carrying value Percent Carrying value Percent -------------- ------- -------------- ------- Class 1 -- highest quality.... $ 5,883.2 51.3% $ 6,234.2 54.4% Class 2 -- high quality....... 4,970.3 43.4 4,826.1 42.1 Class 3 -- medium quality..... 591.3 5.2 366.5 3.2 Class 4 -- low quality........ 12.0 0.1 28.4 0.3 Class 5 -- lower quality...... -- -- -- -- Class 6 -- in or near default. 0.2 -- 0.2 -- --------- ----- --------- ----- Totals..................... $11,457.0 100.0% $11,455.4 100.0% ========= ===== ========= =====
Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default). There were no bonds in default as of December 31, 2020 and 2019. (b) Common Stocks of Affiliates The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:
GLICNY JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/ - -------- ------ --------- --------- ---------- ----------- ------- -------- 2020 Total admitted assets.... $7,656.4 $135.6 $ -- $1,369.2 $120.5 $341.6 $ -- $302.5 Total liabilities........ 7,436.9 35.9 -- 1,334.2 103.1 305.5 -- 285.1 Total capital and surplus 219.5 99.7 -- 35.0 17.4 36.1 -- 17.4 Net income (loss)........ (50.2) (0.8) -- 1.6 6.6 3.2 -- (2.6) 2019 Total admitted assets.... $7,604.8 $131.2 $514.6 $1,376.7 $143.4 $341.0 $ 0.3 $275.6 Total liabilities........ 7,288.1 67.4 0.7 1,313.8 129.9 306.1 -- 255.2 Total capital and surplus 316.7 63.8 513.9 62.9 13.5 34.9 0.3 20.4 Net income (loss)........ 82.0 2.7 386.0 (347.1) 6.0 5.4 (9.3) (5.2) 2018 Total admitted assets.... $7,664.4 $128.3 $606.8 $ 270.0 $156.7 $333.6 $255.7 $246.6 Total liabilities........ 7,430.6 67.7 486.5 252.6 141.7 302.9 241.7 227.3 Total capital and surplus 233.8 60.6 120.3 17.4 15.0 30.7 14.0 19.3 Net income (loss)........ (56.0) 4.9 (1.3) 547.9 (0.7) (2.8) 528.8 447.8
-------- /1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / / /2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds. F-22 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020. During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020. Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice. Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See Note 8. Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice. Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year. As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted. (c) Mortgage Loans As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019. The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization. F-23 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Property type value total value total ------------- -------- ---------- -------- ---------- Retail..................... $ 602.6 35.1% $ 643.2 35.5% Industrial................. 506.1 29.5 533.5 29.4 Office..................... 411.0 23.9 437.5 24.1 Mixed use.................. 80.9 4.7 72.1 4.0 Apartments................. 75.6 4.4 92.8 5.1 Other...................... 41.1 2.4 33.2 1.9 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Geographic region value total value total ----------------- -------- ---------- -------- ---------- South Atlantic............. $ 435.3 25.3% $ 467.6 25.8% Pacific.................... 408.7 23.8 435.8 24.1 Middle Atlantic............ 193.6 11.3 209.0 11.5 West North Central......... 169.3 9.9 170.3 9.4 East North Central......... 141.2 8.2 147.4 8.1 Mountain................... 134.0 7.8 137.9 7.6 West South Central......... 99.9 5.8 100.2 5.5 East South Central......... 73.4 4.3 80.5 4.5 New England................ 61.9 3.6 63.6 3.5 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019. The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:
2020 2019 -------------------------- -------------------------- Commercial Commercial -------------------------- -------------------------- Insured All Other Total Insured All Other Total ------- --------- -------- ------- --------- -------- Recorded investment (All) Current (less than 30 days past due)...... $ -- $1,717.3 $1,717.3 $ -- $1,812.3 $1,812.3 Interest reduced Recorded investment... $ -- $ 2.5 $ 2.5 $ -- $ -- $ -- Number of loans....... -- 1 1 -- -- -- Percent reduced....... -- % 2.0% 2.0% -- % -- % -- % Participant or co-lender in a mortgage loan agreement Recorded investment... $ -- $ -- $ -- $ -- $ 29.0 $ 29.0
As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans. During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings. F-24 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio. The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:
2020 Average loan-to-value/(1)/ ------------------------------------------------------- Greater Property type 0%-50% 51%-60% 61%-75% 76%-100% than 100% Total ------------- ------ ------- ------- -------- --------- -------- Retail.................................. $242.4 $173.0 $180.6 $6.6 $-- $ 602.6 Industrial.............................. 278.2 142.5 85.4 -- -- 506.1 Office.................................. 123.3 178.7 106.6 2.4 -- 411.0 Mixed use............................... 24.3 16.6 40.0 -- -- 80.9 Apartments.............................. 42.6 14.8 18.2 -- -- 75.6 Other................................... 8.3 4.0 28.8 -- -- 41.1 ------ ------ ------ ---- --- -------- Total................................ $719.1 $529.6 $459.6 $9.0 $-- $1,717.3 ====== ====== ====== ==== === ======== Percent of total........................ 41.9% 30.8% 26.8% 0.5% --% 100.0% ====== ====== ====== ==== === ======== Weighted-average debt service coverage ratio/(2) /........................... 2.3 1.8 1.6 1.5 -- 2.0 ====== ====== ====== ==== === ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-25 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Average loan-to-value/(1)/ ------------------------------------------------------ Greater than Property type 0%-50% 51%-60% 61%-75% 76%-100% 100% Total ------------- ------ ------- ------- -------- ------------ -------- Retail................... $270.6 $141.4 $231.2 $ -- $ -- $ 643.2 Industrial............... 240.8 145.2 147.5 -- -- 533.5 Office................... 162.2 103.8 171.5 -- -- 437.5 Apartments............... 41.3 28.4 23.1 -- -- 92.8 Mixed use................ 24.6 17.4 30.1 -- -- 72.1 Other.................... 18.9 -- 14.3 -- -- 33.2 ------ ------ ------ ---- ---- -------- Total................. $758.4 $436.2 $617.7 $ -- $ -- $1,812.3 ====== ====== ====== ==== ==== ======== Percent of total......... 41.8% 24.1% 34.1% -- % -- % 100.0% ====== ====== ====== ==== ==== ======== Weighted-average debt service coverage ratio/(2) /............ 2.2 1.8 1.6 -- -- 1.9 ====== ====== ====== ==== ==== ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:
2020 Debt service coverage ratio -- fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $ 6.6 $34.5 $117.4 $244.2 $199.9 $ 602.6 Industrial............... 2.3 8.8 49.7 200.5 244.8 506.1 Office................... 8.4 17.8 17.3 242.2 125.3 411.0 Mixed use................ 0.9 -- 9.2 35.9 34.9 80.9 Apartments............... 0.9 -- 31.6 23.5 19.6 75.6 Other.................... 10.9 15.6 -- 10.8 3.8 41.1 ----- ----- ------ ------ ------ -------- Total................. $30.0 $76.7 $225.2 $757.1 $628.3 $1,717.3 ===== ===== ====== ====== ====== ======== Percent of total......... 1.7% 4.5% 13.1% 44.1% 36.6% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 51.7% 58.7% 58.8% 56.8% 42.6% 51.9% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-26 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Debt service coverage ratio - fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $13.1 $38.4 $136.3 $270.6 $184.8 $ 643.2 Industrial............... 9.5 23.7 69.7 174.8 255.8 533.5 Office................... 22.5 16.9 18.2 248.7 131.2 437.5 Apartments............... -- 15.4 23.8 11.2 42.4 92.8 Mixed use................ 1.9 -- 9.1 32.7 28.4 72.1 Other.................... 14.5 1.0 2.4 8.8 6.5 33.2 ----- ----- ------ ------ ------ -------- Total................. $61.5 $95.4 $259.5 $746.8 $649.1 $1,812.3 ===== ===== ====== ====== ====== ======== Percent of total......... 3.4% 5.3% 14.3% 41.2% 35.8% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 63.2% 63.6% 59.8% 56.8% 42.0% 52.5% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans. Low Income Housing Tax Credit The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:
Required holding Fund name Remaining years period --------- --------------- ---------------- Alliant EWA Villages II Hawaii, LLC.. 4 15 Centerline Georgia Investor VII, LLC. 2 15
The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:
Fund name State 2020 2019 2018 --------- -------- ---- ---- ---- Alliant EWA Villages II Hawaii, LLC.. Hawaii $0.2 $0.2 $0.2 Centerline Georgia Investor VII, LLC. Georgia -- -- 0.2 CCL Missouri Investor III, LLC....... Missouri -- -- 0.1 CCL Missouri Investor V, LLC......... Missouri -- -- 0.1 Savannah Tax Credit Fund, LLC........ Georgia -- -- 0.1 ---- ---- ---- Total................................ $0.2 $0.2 $0.7 ==== ==== ====
F-27 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The balance of the investment recognized was as follows:
Fund name 2020 2019 --------- ---- ---- Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5
As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews. As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets. The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:
Amount of impairment -------------------- Description 2020 2019 2018 ----------- ---- ---- ---- Macquarie Infrastructures Partners A and B. $-- $2.0 $ -- Alinda Infrastructure Fund I, L.P.......... -- -- 0.1
The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses. (d) Derivative Instruments The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option. Counterparty Risk The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral. F-28 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively. The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:
2020 2019 ----------------------- ----------------------- Carrying Fair Notional Carrying Fair Notional Derivative type value value value value value value --------------- -------- ----- -------- -------- ----- -------- Financial futures........ $ -- $ -- $ 950.1 $ -- $ -- $1,016.1 Cross currency swaps..... (0.8) 0.3 19.7 (0.1) 0.8 19.7 Equity index options..... 62.7 62.7 2,000.8 80.7 80.7 2,451.0 ----- ----- -------- ----- ----- -------- Totals................ $61.9 $63.0 $2,970.6 $80.6 $81.5 $3,486.8 ===== ===== ======== ===== ===== ========
The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately. The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018. The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting. For derivatives accounted for as cash flow hedges of a forecasted transaction: 1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and 2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date. The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively. The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract. F-29 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions. (e) Net Investment Income For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:
2020 2019 2018 ------ ------ ------ Bonds............................ $551.5 $540.5 $529.4 Preferred and common stocks...... 3.1 4.2 3.8 Mortgage loans................... 85.2 88.2 87.6 Contract loans................... 34.4 32.7 27.2 Short-term investments........... 2.7 7.9 5.0 Real estate...................... 3.6 3.6 3.3 Other invested assets............ 5.8 10.3 6.5 Derivative instruments........... 0.3 0.3 (5.7) Other............................ 0.1 0.4 0.4 ------ ------ ------ Gross investment income....... 686.7 688.1 657.5 Investment and interest expenses. (18.0) (17.9) (17.7) ------ ------ ------ Net investment income......... $668.7 $670.2 $639.8 ====== ====== ======
The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 2018 ---------------- ---------------- ---------------- General Separate General Separate General Separate account account account account account account ------- -------- ------- -------- ------- -------- (1) Number of CUSIPS...................... 32 -- 31 -- 22 -- (2) Aggregate amount of investment income. $ 16.2 $-- $ 6.2 $-- $ 2.9 $--
F-30 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:
2020 2019 2018 -------- -------- -------- Proceeds from sales, maturities or other redemptions of bonds. $1,162.6 $1,068.3 $1,614.4 ======== ======== ======== Gross realized capital: Gains on sales............................................. $ 307.7 $ 162.0 $ 121.8 Losses on sales............................................ (291.1) (151.7) (152.2) -------- -------- -------- Net realized gains (losses) on sales................... 16.6 10.3 (30.4) Impairment losses............................................. (2.2) (2.0) (0.1) -------- -------- -------- Subtotal............................................... 14.4 8.3 (30.5) Federal income tax (provision) benefit........................ (5.2) (5.7) 1.6 Transfers to IMR, net of tax.................................. (3.6) (4.0) 11.7 -------- -------- -------- Realized capital gains (losses), net................... $ 5.6 $ (1.4) $ (17.2) ======== ======== ========
(f) Impairment of Investment Securities The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period. The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists: . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected; . The Company intends to sell a security; or . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment. As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI. As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model. For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value. F-31 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:
2020 ----------------------------------------------------------------- Less Than 12 Months 12 Months or More -------------------------------- -------------------------------- Gross Gross unrealized Number of unrealized Number of Description of securities Fair value losses securities Fair value losses securities ------------------------- ---------- ---------- ---------- ---------- ---------- ---------- Fixed maturity securities: All other governments..... $ 17.6 $ (0.4) 3 $ -- $ -- -- Industrial and miscellaneous........... 140.0 (7.3) 27 4.0 (0.3) 2 Residential mortgage-backed......... 0.5 -- 2 -- -- -- Commercial mortgage-backed......... 70.7 (2.0) 12 -- -- -- Other asset-backed and structured securities.............. 54.9 (0.8) 14 40.1 (0.3) 10 ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == % below cost -- fixed maturity securities: (less than)20% below cost.................... $277.9 $ (7.4) 56 $44.1 $(0.6) 12 20-50% below cost......... 5.8 (3.1) 2 -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- % below cost -- equity securities: (less than)20% below cost.................... 6.7 (0.1) 1 -- -- -- 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == Investment grade -- fixed maturity securities................. $247.7 $ (5.5) 47 $42.2 $(0.5) 11 Below investment grade -- fixed maturity securities................. 36.0 (5.0) 11 1.9 (0.1) 1 Investment grade -- equity securities.......... 6.7 (0.1) 1 -- -- -- Below investment grade -- equity securities....... -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== ==
For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost. F-32 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:
2019 --------------------------------------------------------- Less Than 12 Months 12 Months or More ---------------------------- ---------------------------- Gross Gross Fair unrealized Number of Fair unrealized Number of Description of securities value losses securities value losses securities ------------------------- ------ ---------- ---------- ------ ---------- ---------- Fixed maturity securities: Special revenue and special assessment obligations............. $ 18.3 $(0.2) $ 5 $ -- $ -- $-- Industrial and miscellaneous........... 56.9 (0.9) 17 122.0 (4.7) 18 Residential mortgage-backed......... 9.1 (0.1) 4 12.0 (0.2) 3 Commercial mortgage-backed......... 93.0 (1.6) 16 6.2 (0.1) 2 Other asset-backed and structured securities.............. 136.5 (0.4) 25 103.0 (1.5) 24 ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === % below cost -- fixed maturity securities: (less than)20% below cost.................... $313.8 $(3.2) 67 $243.2 $(6.5) 47 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- % below cost -- equity securities: (less than)20% below cost.................... -- -- -- 9.6 (0.4) 1 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === Investment grade -- fixed maturity securities................. $305.1 $(3.0) 64 $210.9 $(4.9) 41 Below investment grade -- fixed maturity securities................. 8.7 (0.2) 3 32.3 (1.6) 6 Investment grade -- equity securities.......... -- -- -- -- -- -- Below investment grade -- equity securities....... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== ===
(g) Sub-prime Mortgage Related Risk Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history. F-33 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans. The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk. The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:
2020 ---------------------------------------------- Book adjusted OTTI losses carrying value Fair recognized to Description Actual cost ("BACV") value date ----------- ----------- -------------- ----- ------------- Structured Securities. $5.3 $5.3 $5.9 $0.5
The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020. (h) Securities Lending Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts. As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively. (i) Assets Pledged as Collateral As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements. The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:
Amortized cost -------------- Aggregate amount cash collateral received 2020 2019 ----------------------------------------- ----- ----- Open............................................................................ $ -- $ -- 30 days or less................................................................. 26.0 17.7 31 to 60 days................................................................... -- -- 61 to 90 days................................................................... -- -- Greater than 90 days............................................................ -- -- Subtotal..................................................................... 26.0 17.7 ----- ----- Securities received............................................................. -- -- ----- ----- Total collateral received.................................................... $26.0 $17.7 ===== ===== The aggregate fair value of all securities acquired from the sale, trade or use of the accepted collateral (reinvested collateral)............................ $26.0 $17.7 ===== =====
F-34 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:
2020 2019 ------------------------- ------------------------- Securities lending Amortized cost Fair value Amortized cost Fair value ------------------ -------------- ---------- -------------- ---------- Open........................... $ -- $ -- $ -- $ -- 30 days or less................ 26.0 26.0 17.7 17.7 31 to 60 days.................. -- -- -- -- 61 to 90 days.................. -- -- -- -- 91 to 120 days................. -- -- -- -- 121 to 180 days................ -- -- -- -- 181 to 365 days................ -- -- -- -- Greater than 365 days.......... -- -- -- -- ----- ----- ----- ----- Subtotal.................... 26.0 26.0 17.7 17.7 Securities received............ -- -- -- -- ----- ----- ----- ----- Total collateral reinvested. $26.0 $26.0 $17.7 $17.7 ===== ===== ===== =====
The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions. (j) Restricted Assets The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:
Gross (admitted and nonadmitted) restricted Percentage ------------------------------------------------ ----------------------- 2020 ---------------------------- Gross Total (admitted Admitted separate Total and restricted Total account Total 2020 nonadmitted) to total general restricted from Increase/ admitted restricted to admitted Restricted asset category account assets Total 2019 (decrease) restricted total assets assets ------------------------- -------- ---------- -------- -------- ---------- ---------- ------------- ---------- Collateral held under securities lending agreements................. $ 26.0 $-- $ 26.0 $ 17.7 $ 8.3 $ 26.0 0.1% 0.1% Federal Home Loan Bank ("FHLB") capital stock..... 26.5 -- 26.5 23.0 3.5 26.5 0.1 0.1 On deposit with states....... 7.7 -- 7.7 7.7 -- 7.7 -- -- Pledged as collateral: Derivatives............... 83.5 -- 83.5 80.5 3.0 83.5 0.4 0.4 Reinsurance trust......... 1,101.7 -- 1,101.7 1,062.8 38.9 1,101.7 5.1 5.2 FHLB agreements........... 438.8 -- 438.8 220.0 218.8 438.8 2.0 2.1 -------- --- -------- -------- ------ -------- --- --- Total restricted assets.............. $1,684.2 $-- $1,684.2 $1,411.7 $272.5 $1,684.2 7.7% 7.9% ======== === ======== ======== ====== ======== === ===
F-35 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company held no other restricted assets. Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:
2020 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted) assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h. Schedule DL, Part 1.............................. 23.3 25.4 0.1 0.2 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3 $25.4 0.1% 0.2% ===== ===== === ===
2020 ----------------------------------------------------------------------------- % of liability to Amount total liabilities ------ ----------------- k. Recognized obligation to return collateral asset. $26.0 0.2%
2019 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted)* assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h.Schedule DL, Part 1............................... 16.2 17.1 0.1 0.1 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2 $17.1 0.1% 0.1% ===== ===== === ===
F-36 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ---------------------------------------------------------------------------------- % of liability to total Description Amount liabilities ----------- ------ ----------------------- k.Recognized obligation to return collateral asset. $17.7 0.1%
(k) Working Capital Finance Investments As of December 31, 2020 and 2019, the Company had no working capital finance investments. (l) Offsetting and Netting of Assets and Liabilities The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019. (m) 5GI Securities The table below presents 5GI securities held as of December 31, 2020 and 2019:
Number of 5GI Aggregate fair Securities Aggregate BACV value - ------------- -------------- -------------- Investments 2020 2019 2020 2019 2020 2019 ----------- ---- ---- ---- ---- ---- ---- (1) Bonds - AC........... $-- -- $ -- $ -- $ -- $ -- (2) LB&SS - AC........... -- 1 -- -- -- -- (3) Preferred Stock - AC. -- -- -- -- -- -- (4) Preferred Stock - FV. 1 1 0.5 0.5 0.5 0.5 --- -- ---- ---- ---- ---- (5) Total (1+2+3+4)...... 1 2 $0.5 $0.5 $0.5 $0.5 === == ==== ==== ==== ====
AC - Amortized cost FV - Fair value (n) Short Sales The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018. (3)Aggregate Reserves As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:
2020 2019 ---------------- ---------------- Interest Interest Line of business Amount rates Amount rates ---------------- -------- -------- -------- -------- Individual life: Traditional.................. $ 560.1 4.2% $ 633.2 4.2% Universal.................... 5,223.0 4.4% 5,199.5 4.4% Supplementary contracts with life contingencies.............. 98.0 3.9% 90.7 4.3% -------- -------- Total individual life................ 5,881.1 5,923.4 -------- -------- Group life...................... 17.5 4.5% 18.9 4.5% -------- -------- Total life............ 5,898.6 5,942.3 -------- --------
F-37 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 ----------------- ----------------- Interest Interest Line of business Amount rates Amount rates ---------------- --------- -------- --------- -------- Annuities: Individual annuities: Immediate..................................................................... $ 1,125.5 5.9% $ 1,219.6 5.9% Deferred...................................................................... 2,164.8 4.1% 2,598.4 4.1% Variable...................................................................... 64.4 3.0% 64.0 4.0% --------- --------- Total individual annuities................................................................ 3,354.7 3,882.0 --------- --------- Group annuities: Other group annuities................................................................... 35.5 6.4% 39.1 6.4% --------- --------- Total annuities............................................................ 3,390.2 3,921.1 --------- --------- Accidental death benefits............................................................ 0.6 3.0% 0.6 3.0% Disability: Active lives...................................................................... 10.2 4.3% 11.6 4.3% Disabled lives.................................................................... 75.3 3.4% 73.5 3.4% --------- --------- Total disability............................................................... 85.5 85.1 --------- --------- Other reserves....................................................................... 1,780.5 4.1% 1,417.5 4.1% Accident and health: Individual........................................................................ 0.8 3.5% 1.0 3.5% --------- --------- Total accident and health............................................................... 0.8 1.0 --------- --------- Total life, annuities, and accident and health aggregate reserves........ 11,156.2 11,367.6 --------- --------- Deposit-type funds: Supplementary contracts without life contingencies.............................................................. 390.4 2.6% 403.8 2.7% Other deposit-type funds........................................................................... 365.6 2.5% 302.0 3.6% --------- --------- Total deposit-type funds.................................................................... 756.0 705.8 --------- --------- Total aggregate reserves and deposit-type funds.................................................................... $11,912.2 $12,073.4 ========= =========
Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, a-2012, or a-2000 mortality tables. As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019. Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve. F-38 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process. The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process. As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts. The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions. Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract. As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:
2020 --------------------------------------------------- Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total A. Individual annuities: -------- ---------- ------------- --------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $1,831.1 $12.5 $ -- $ 1,843.6 13.4% b. At book value less current surrender charge of 5% or more....... 42.4 -- -- 42.4 0.3 c. At fair value...... -- -- 5,279.3 5,279.3 38.3 -------- ----- -------- --------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 1,873.5 12.5 5,279.3 7,165.3 52.0 e. At book value without adjustment (minimal or no charge or adjustment)......... 838.0 -- -- 838.0 6.1 (2) Not subject to discretionary withdrawal.............. 5,760.0 -- 18.3 5,778.3 41.9 -------- ----- -------- --------- ----- (3) Total (gross: direct + assumed)....... 8,471.5 12.5 5,297.6 13,781.6 100.0% ===== (4) Reinsurance ceded.... 5,018.8 -- -- 5,018.8 -------- ----- -------- --------- (5) Total net (3) - (4).. $3,452.7 $12.5 $5,297.6 $ 8,762.8 ======== ===== ======== ========= (6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:......... $ 22.2 $ -- $ -- $ 22.2 -------- ----- -------- ---------
F-39 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total B. Group annuities: -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ 0.6 $ -- $ -- $ 0.6 0.6% b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At fair value...... -- -- 59.6 59.6 62.8 -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 0.6 -- 59.6 60.2 63.4 e. At book value without adjustment (minimal or no charge or adjustment)......... 0.9 -- -- 0.9 0.9 (2) Not subject to discretionary withdrawal.............. 34.0 -- -- 34.0 35.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 35.5 -- 59.6 95.1 100.0% ===== (4) Reinsurance ceded.... -- -- -- -- -------- ---- ----- -------- (5) Total net (3) - (4).. $ 35.5 $ -- $59.6 $ 95.1 ======== ==== ===== ======== (6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- -------- Separate accounts Separate C. Deposit-type General with accounts Percent contracts (no life account guarantees nonguaranteed Total of total contingencies): -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ -- $ -- $ -- $ -- -- % b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At f4air value..... -- -- -- -- -- -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. -- -- -- -- -- e. At book value without adjustment (minimal or no charge or adjustment)......... 344.4 -- -- 344.4 26.3 (2) Not subject to discretionary withdrawal.............. 966.7 -- -- 966.7 73.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 1,311.1 -- -- 1,311.1 100.0% ===== (4) Reinsurance ceded.... 555.1 -- -- 555.1 -------- ---- ----- -------- (5) Total net (3) - (4).. $ 756.0 $ -- $ -- $ 756.0 ======== ==== ===== ======== (6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- --------
F-40 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:
Account value Cash value Reserve ------------- ---------- --------- A. General account (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ 155.9 $ 223.6 b. Universal life.......................................... 1,736.8 1,720.0 2,055.7 c. Universal life with secondary guarantees................ 2,528.0 2,327.0 5,911.2 d. Indexed universal life.................................. 36.3 27.0 33.7 e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 10.8 10.8 11.1 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX 8,145.4 b. Accidental death benefits............................... XXX XXX 0.6 c. Disability - active lives............................... XXX XXX 12.7 d. Disability - disabled lives............................. XXX XXX 78.0 e. Miscellaneous reserves.................................. XXX XXX 1,222.6 -------- -------- --------- (3) Total (gross: direct + assumed)............................ 4,311.9 4,240.7 17,694.6 (4) Reinsurance ceded.......................................... 1,172.1 1,044.3 10,620.0 -------- -------- --------- (5) Total (net) (3) - (4)...................................... $3,139.8 $3,196.4 $ 7,074.6 ======== ======== =========
Account value Cash value Reserve ------------- ---------- ------- B. Separate account with guarantees (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $-- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. -- -- -- j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- ---- ---- --- (3) Total (gross: direct + assumed)............................ -- -- -- (4) Reinsurance ceded.......................................... -- -- -- ---- ---- --- (5) Total (net) (3) - (4)...................................... $ -- $ -- $-- ==== ==== ===
F-41 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Account value Cash value Reserve ------------- ---------- ------- C. Separate account nonguaranteed (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $ -- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 284.0 284.0 286.5 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- (3) Total (gross: direct + assumed)............................ 284.0 284.0 286.5 ------ ------ ------ (4) Reinsurance ceded.......................................... -- -- -- ------ ------ ------ (5) Total (net) (3) - (4)...................................... $284.0 $284.0 $286.5 ====== ====== ======
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:
2020 2019 -------------- -------------- Net of Net of Gross loading Gross loading ------ ------- ------ ------- Industrial....... $ 0.2 $ 0.2 $ 0.2 $ 0.2 Ordinary renewal. 160.0 399.5 172.9 479.5 ------ ------ ------ ------ Total......... $160.2 $399.7 $173.1 $479.7 ====== ====== ====== ======
The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019. Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed F-42 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively. The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:
2020 2019 -------- -------- Account values with death benefit guarantees (net of reinsurance): Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6 Net amount at risk.............................................. $ 1.7 $ 1.6 Average attained age of contract holders........................ 76 76 Enhanced death benefits (step-up, roll-up, payment protection) account value................................................. $1,210.9 $1,762.1 Net amount at risk.............................................. $ 104.8 $ 115.2 Average attained age of contract holders........................ 76 76 Account values with living benefit guarantees: Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3 Guaranteed annuitization benefits............................... $ 973.0 $1,003.8
The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits. (4)Liability for Policy and Contract Claims Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:
2020 2019 2018 ----- ----- ----- Balance as of January 1......................... $41.0 $42.9 $48.0 Less reinsurance reserve credit and recoverable. 40.4 42.3 47.2 ----- ----- ----- Net balance as of January 1.............. 0.6 0.6 0.8 ----- ----- ----- Incurred related to: Current year................................. -- 0.1 -- Prior years.................................. 0.1 0.1 -- ----- ----- ----- Total incurred........................... 0.1 0.2 -- ----- ----- ----- Paid related to: Current year................................. -- -- -- Prior years.................................. 0.2 0.2 0.2 ----- ----- ----- Total paid............................... 0.2 0.2 0.2 ----- ----- ----- Net balance as of December 31............ 0.5 0.6 0.6 Plus reinsurance reserve credit and recoverable. 34.7 40.4 42.3 ----- ----- ----- Balance as of December 31....................... $35.2 $41.0 $42.9 ===== ===== =====
F-43 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses. The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively. (5)Transactions with Affiliates The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates: GLIC GNA Genworth Mortgage Insurance Corporation ("GMIC") JLIC RLIC VI RLIC VII RLIC VIII RLIC X Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020. Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7. On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash. On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash. During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash. For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively. The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products. F-44 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided. The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019. The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows: . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus. . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018. . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018. Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:
2020 2019 ------ ------ Assets: Amounts recoverable from reinsurers and funds held. $410.4 $410.6 ------ ------ Total assets................................... $410.4 $410.6 ====== ====== Liabilities: Current Federal income tax payable................. $ 38.2 $ 47.8 Payable to parent, subsidiaries and affiliates..... 10.6 7.3 Other amounts payable on reinsurance............... 20.7 25.9 ------ ------ Total liabilities.............................. $ 69.5 $ 81.0 ====== ======
F-45 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (6)Income Taxes (a) Components of deferred tax assets and deferred tax liabilities 1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:
2020 2019 Change ----------------------- ----------------------- ----------------------- Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------ a. Gross DTA............. $566.1 $10.7 $576.8 $542.3 $11.3 $553.6 $ 23.8 $(0.6) $ 23.2 b. Statutory valuation allowance adjustment... -- -- -- -- -- -- -- -- -- ------ ----- ------ ------ ----- ------ ------ ----- ------ c. Adjusted gross DTA (1a - 1b).............. 566.1 10.7 576.8 542.3 11.3 553.6 23.8 (0.6) 23.2 d. DTA nonadmitted....... 312.1 5.8 317.9 240.7 5.9 246.6 71.4 (0.1) 71.3 ------ ----- ------ ------ ----- ------ ------ ----- ------ e. Subtotal: net admitted DTA (1c - 1d). 254.0 4.9 258.9 301.6 5.4 307.0 (47.6) (0.5) (48.1) f. DTL................... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------ g. Net admitted DTA/ (DTL) (1e - 1f)........ $107.0 $ 4.0 $111.0 $123.5 $ 4.4 $127.9 $(16.5) $(0.4) $(16.9) ====== ===== ====== ====== ===== ====== ====== ===== ======
2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:
2020 2019 Change ----------------------- ----------------------- ------------------------ Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------- a. Federal income taxes paid in prior years recoverable through loss carrybacks......... $ -- $ 4.0 $ 4.0 $ -- $ 4.4 $ 4.4 $ -- $(0.4) $ (0.4) b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)........ 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 1. Adjusted gross DTA expected to be realized following the balance sheet date................. 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 2. Adjusted gross DTA allowed per limitation threshold. XXX XXX 132.1 XXX XXX 186.1 XXX XXX (54.0) c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL............... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------- d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))............ $254.0 $ 4.9 $258.9 $301.6 $ 5.4 $307.0 $(47.6) $(0.5) $ (48.1) ====== ===== ====== ====== ===== ====== ====== ===== =======
F-46 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) 3. Ratio used to determine applicable period used in 6(a)2:
2020 2019 -------- -------- a. Ratio percentage used to determine recovery period and threshold limitation amount.................................................. 764% 802% b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1 $1,368.8
4. Impact of tax planning strategies: a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:
2020 2019 Change --------------- --------------- --------------- Ordinary Capital Ordinary Capital Ordinary Capital -------- ------- -------- ------- -------- ------- 1. Adjusted Gross DTAs Amount from Note 6a1(c) $566.1 $10.7 $542.3 $11.3 $ 23.8 $(0.6) 2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies............. --% --% --% --% --% --% 3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)............ $254.0 $ 4.9 $301.6 $ 5.4 $(47.6) $(0.5) 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies............. --% --% --% --% --% --%
b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018. (b) Unrecognized deferred tax liabilities The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018. (c) Current income tax and change in deferred tax The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 Change ------ ----- ------ 1. Current Income Taxes a. Federal income taxes............................. $(37.6) $38.5 $(76.1) b. Foreign income taxes............................. -- -- -- ------ ----- ------ c. Federal and foreign income taxes................. (37.6) 38.5 (76.1) d. Federal income tax on net capital gains (losses). 5.2 5.7 (0.5) e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ------ ----- ------ g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6) ====== ===== ======
F-47 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 2018 Change ----- ------ ------ 1. Current Income Taxes a. Federal income taxes............................. $38.5 $(18.8) $57.3 b. Foreign income taxes............................. -- -- -- ----- ------ ----- c. Federal and foreign income taxes................. 38.5 (18.8) 57.3 d. Federal income tax on net capital gains (losses). 5.7 (1.6) 7.3 e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ----- ------ ----- g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6 ===== ====== =====
The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:
2020 2019 Change ------ ------ ------ 2. DTA A. Ordinary 1. Discounting of unpaid losses.................................... $ -- $ -- $ -- 2. Unearned premium reserve........................................ -- -- -- 3a. Transition reserves............................................ 7.5 9.0 (1.5) 3b. Policyholder reserves.......................................... 407.2 372.7 34.5 4. Investments..................................................... 14.4 24.4 (10.0) 5. Deferred acquisition costs...................................... 130.3 131.1 (0.8) 6. Policyholder dividends accrual.................................. -- -- -- 7. Fixed assets.................................................... 0.6 0.6 -- 8. Compensation and benefits accrual............................... -- -- -- 9. Pension accrual................................................. -- -- -- 10. Receivable-nonadmitted......................................... 1.9 0.2 1.7 11. Net operating loss carry forward............................... -- -- -- 12. Tax credit carry forward....................................... 1.8 2.0 (0.2) 13. Other (including items less than 5% of total ordinary tax assets).......................................................... 2.4 2.3 0.1 ------ ------ ------ 99. Subtotal ordinary.............................................. 566.1 542.3 23.8 B. Statutory valuation allowance adjustment............................ -- -- -- C. Nonadmitted DTA..................................................... 312.1 240.7 71.4 ------ ------ ------ D. Admitted ordinary DTA (2A99 - 2B - 2C).............................. 254.0 301.6 (47.6) E. Capital............................................................. -- 1. Investments..................................................... 10.7 11.3 (0.6) 2. Net capital loss carry forward.................................. -- -- -- 3. Real estate..................................................... -- -- -- 4. Other (including items less than 5% of total ordinary tax assets).......................................................... -- -- -- ------ ------ ------ 99. Subtotal capital............................................... 10.7 11.3 (0.6) F. Statutory valuation allowance adjustment............................ -- -- -- G. Nonadmitted DTA..................................................... 5.8 5.9 (0.1) ------ ------ ------ H. Admitted capital DTA (2E99 - 2F - 2G)............................... 4.9 5.4 (0.5) ------ ------ ------ I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1) ====== ====== ======
F-48 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 Change ------ ------ ------ 3. DTL A. Ordinary 1. Investments........................... $ 12.4 $ 16.6 $ (4.2) 2. Fixed assets.......................... -- -- -- 3. Deferred and uncollected premiums..... 84.0 100.7 (16.7) 4(a). Transition reserves................ 45.5 54.6 (9.1) 4(b). Policyholder reserves.............. 5.0 6.2 (1.2) 5. Other................................. 0.1 -- 0.1 ------ ------ ------ 99. Subtotal ordinary.................... 147.0 178.1 (31.1) ------ ------ ------ B. Capital 1. Investments........................... 0.9 1.0 (0.1) 2. Real estate........................... -- -- -- 3. Other................................. -- -- -- ------ ------ ------ 99. Subtotal capital..................... 0.9 1.0 (0.1) ------ ------ ------ C. DTL (3A99 + 3B99)......................... 147.9 179.1 (31.2) ------ ------ ------ 4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9) ====== ====== ======
Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established. The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):
December 31, ------------- 2020 2019 Change ------ ------ ------ Total gross DTA.................................................... $576.8 $553.6 $ 23.2 Statutory valuation allowance adjustment........................... -- -- -- ------ ------ ------ Adjusted gross DTAs................................................ 576.8 553.6 23.2 Total gross DTL.................................................... 147.9 179.1 (31.2) ------ ------ ------ Net DTA (DTL)...................................................... $428.9 $374.5 54.4 ====== ====== Deferred tax on change in net unrealized capital gains (losses).... (4.0) Change in deferred tax for prior period correction (see Note 1(w)). (7.7) ------ Change in net deferred income taxes................................ $ 42.7 ======
F-49 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (d) Reconciliation of Federal income tax rate to actual effective tax rate The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:
2020 2019 2018 ------ ------ ------ Provision computed at statutory tax rate.................................. $(44.3) $ 49.1 $(50.7) Tax exempt interest....................................................... (0.4) (0.4) (0.4) Benefit of dividends...................................................... (2.0) (2.5) (2.6) Change in reserve on account of change in valuation basis................. (20.2) -- -- Change in tax contingency reserve......................................... -- -- 0.4 Statutory amortization of IMR............................................. (0.2) -- -- Foreign taxes............................................................. (0.5) (3.5) 0.2 Change in nonadmitted assets.............................................. (0.9) (1.3) 0.5 Deferred reinsurance gains................................................ (6.2) (23.7) 8.4 Change in statutory valuation allowance................................... -- -- (7.4) Prior year provision to return true-up.................................... (0.5) (0.8) (2.7) Reinsurance transaction treated as nontaxable reorganization (see Note 8). -- 12.0 -- Other adjustments......................................................... 0.1 1.0 (0.1) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ====== Federal income taxes incurred............................................. $(32.4) $ 44.2 $(20.4) Change in net deferred income taxes....................................... (42.7) (14.3) (34.0) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ======
(e) Operating loss and tax credit carry forwards and protective tax deposits As of December 31, 2020, the Company had no operating losses to carry forward. As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:
Origination year Amount Expires after ---------------- ------ ------------- 2013 $0.5 2023 2014 0.4 2024 2015 0.2 2025 2018 0.5 2028 2019 0.2 2029
As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:
Tax year Capital Ordinary -------- ------- -------- 2019 $5.7 $-- 2020 5.2 --
The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code. F-50 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (f) Consolidated Federal income tax return The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020: ASI Capital Brokerage Corporation Genworth Genworth Annuity Service Corporation Genworth Financial Agency, Inc. Genworth Financial Assurance Corporation Genworth Financial Services, Inc. Genworth Holdings, Inc. ("Genworth Holdings") Genworth Insurance Company GLIC GLICNY Genworth Mortgage Holdings, LLC Genworth Mortgage Holdings, Inc. GMIC Genworth Mortgage Insurance Corporation of North Carolina Genworth Mortgage Reinsurance Corporation Genworth Mortgage Services, LLC GNA HGI Annuity Service Corporation JLIC Mayflower Assignment Corporation Monument Lane IC 1, Inc. Monument Lane IC 2, Inc. Monument Lane PCC, Inc. Newco National Eldercare Referral System, LLC Rivermont/1/ RLIC VI RLIC VII RLIC VIII RLIC IX/2/ RLIC X Sponsored Captive Re, Inc. United Pacific Structured Settlement Company -------- /1/ Rivermont was dissolved effective March 12, 2020. /2/ RLIC IX was dissolved effective April 9, 2020. The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return. The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and F-51 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements. The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated. Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit. Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement. F-52 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future. For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. (g) Federal or foreign income tax loss contingencies As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018. As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021. (h) State transferable and non-transferable tax credits The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:
2020 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.4 $0.4 New Market................................... NE 0.1 0.1 Urban Development............................ CT 0.5 0.5 ---- ---- Total..................................... $1.0 $1.0 ==== ==== 2019 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.6 $0.6 New Market................................... NE 0.3 0.3 New Market................................... NV 0.1 0.1 Urban Development............................ CT 0.4 0.4 Urban Development............................ FL 1.1 1.1 ---- ---- Total..................................... $2.5 $2.5 ==== ====
F-53 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits. The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019. The state tax credits admitted and nonadmitted were as follows:
2020 2019 -------------------- -------------------- Total Total Total Total admitted nonadmitted admitted nonadmitted -------- ----------- -------- ----------- Transferable........ $ -- $-- $ -- $-- Non-transferable.... 1.0 -- 2.5 -- ---- --- ---- --- Total............ $1.0 $-- $2.5 $-- ==== === ==== ===
(7)Commitments and Contingencies (a) Litigation The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company. On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action. On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action. In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for F-54 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action. In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case. As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters. (b) Guaranty Association Assessments The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. F-55 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law. The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:
2020 2019 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4 Decreases current year: Premium tax offset applied...................................... 0.5 0.4 Increases current year: Cash payment adjustment......................................... -- 0.4 True up adjustment.............................................. 0.3 0.2 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6 ==== ====
The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019. (c) Related Party Guarantees The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business. There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors. (d) Commitments As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities. (8)Reinsurance The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. F-56 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies. On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance. The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:
Premiums earned Benefits incurred ------------------------------- ------------------------------- 2020 2019 2018 2020 2019 2018 --------- --------- --------- --------- --------- --------- Direct.. $ 1,107.7 $ 1,179.3 $ 1,226.6 $ 2,261.6 $ 2,201.8 $ 2,251.4 Assumed. 275.7 287.2 299.0 305.1 248.4 261.3 Ceded... (1,208.2) (2,367.5) (1,519.2) (1,809.4) (1,722.2) (1,689.7) --------- --------- --------- --------- --------- --------- Net.. $ 175.2 $ (901.0) $ 6.4 $ 757.3 $ 728.0 $ 823.0 ========= ========= ========= ========= ========= =========
The Company did not have any retrospectively rated contracts or contracts subject to redetermination. Affiliated Special Purpose Captives Reinsurance Transactions The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:
2020 2019 -------- -------- Universal Life Insurance Business JLIC.............................. 24.2 60.9 Term Life Insurance Business RLIC VI........................... $2,319.3 $2,383.7 RLIC VII.......................... 405.7 502.4 RLIC VIII......................... 1,041.6 1,046.8 RLIC X............................ 861.3 806.9
JLIC The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w). F-57 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VI The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld. For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above. Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland. RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change. Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero. During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively. F-58 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VII The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII. RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC VIII The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC X The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016. RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change. During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively. Rivermont The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and F-59 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont. Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020. Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019. In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes. Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020. On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020. F-60 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC IX The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019. Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019. As of December 31, 2019, there was no remaining reinsurance in RLIC IX. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020. Other Affiliate Reinsurance Transactions Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively. Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively. Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively. Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively. Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively. F-61 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively. Significant External Reinsurers On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively. Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1. Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively. Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following: . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis. . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below. . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis. . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty. The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3. F-62 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred. Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4. Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively. Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2020. (9) StatutoryCapital and Surplus and Dividend Restriction The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively. State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder. F-63 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021. (10)Separate Accounts The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets. The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:
Non-indexed guarantee Non-indexed Non-guaranteed less than or guarantee separate equal to 4% more than 4% accounts Total ------------ ------------ -------------- -------- Premiums, considerations or deposits for the year ended December 31, 2020.......................... $ -- $ -- $ 26.2 $ 26.2 ==== ==== ======== ======== Reserves as of December 31, 2020: For accounts with assets at: Fair value.................................. $7.8 $4.7 $5,643.7 $5,656.2 ---- ---- -------- -------- Total reserves.............................. $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ======== By withdrawal characteristics: With fair value adjustment.................. $7.8 $4.7 $ -- $ 12.5 At fair value............................... -- -- 5,643.7 5,643.7 ---- ---- -------- -------- Subtotal.................................... 7.8 4.7 5,643.7 5,656.2 Not subject to discretionary withdrawal..... -- -- -- -- ---- ---- -------- -------- Total....................................... $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ========
F-64 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:
2020 ------- Transfers as reported in the Summary of Operations of the separate accounts statement: Transfers to separate accounts........................................................... $ 26.2 Transfers from separate accounts......................................................... 632.9 ------- Net transfers to separate accounts, per the separate accounts annual statement....... (606.7) Reconciling adjustments: Transfer to separate accounts -- reinsured............................................... 195.8 ------- Net transfers from separate accounts, per the Statutory Statement of Summary of Operations......................................................................... $(410.9) =======
All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements. (11)FHLB Funding Agreement (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets. (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019: FHLB Capital Stock a. Aggregate Totals as of December 31, 2020 and 2019:
2020 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 26.5 26.5 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 26.5 $26.5 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
F-65 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 23.0 23.0 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 23.0 $23.0 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
b. Membership stock (Class A and B) eligible for redemption
6 months Not eligible Less to less 1 to less for than than than 3 to 5 Membership stock 2020 total redemption 6 months 1 year 3 years years ---------------- ---------- ------------ -------- -------- --------- ------ Class A...... $ -- $-- $-- $-- $-- $ -- Class B...... 26.5 -- -- -- -- 26.5
(3)Collateral Pledged to FHLB a. Amount pledged as of December 31, 2020 and 2019:
Fair Carrying Aggregate total value value borrowing ------ -------- --------------- 1. Current year total general and separate accounts total collateral pledged (Lines 2+3)............................ $586.6 $438.8 $270.0 2. Current year general account total collateral pledged.... 586.6 438.8 270.0 3. Current year separate accounts total collateral pledged.. -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts total collateral pledged........................................ $259.9 $220.0 $187.5
b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:
Amount borrowed at Fair Carrying time of maximum value value collateral ------ -------- ------------------ 1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)............................ $620.2 $459.5 $162.5 2. Current year general account maximum collateral pledged................................................... 620.2 459.5 162.5 3. Current year separate accounts maximum collateral pledged................................................... -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts maximum collateral pledged................................ $346.3 $295.1 $212.5
F-66 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (4)Borrowing from FHLB a. Amount as of December 31, 2020 and 2019:
2020 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 270.0 270.0 -- $270.7 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $270.0 $270.0 $-- $270.7 ====== ====== === ======
2019 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 187.5 187.5 -- $188.1 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $187.5 $187.5 $-- $188.1 ====== ====== === ======
b. Maximum amount during reporting period ending December 31, 2020:
General Separate Description Total account accounts ----------- ------ ------- -------- 1. Debt.......................... $ -- $ -- $-- 2. Funding agreements............ 312.5 312.5 -- 3. Other......................... -- -- -- ------ ------ --- 4. Aggregate total (Lines 1+2+3). $312.5 $312.5 $-- ====== ====== ===
c. FHLB -- prepayment obligations
Does the company have prepayment obligations under the Description following arrangements (Yes/No)? ----------- -------------------------------- Debt............... No Funding agreements. No Other.............. No
F-67 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (12)Fair Value of Financial Instruments The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:
2020 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Bonds: Commercial mortgage-backed........ $ -- $ 0.2 $ -- $-- $ 0.2 Total bonds........... -- 0.2 -- -- 0.2 Common stock: Industrial and miscellaneous.......... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Total common stock............... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Cash equivalents: Money market mutual funds........... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Total cash equivalents......... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Derivative assets: Equity index options................ -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Total derivative assets.............. -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Separate account assets..................... 5,644.6 16.9 1.1 -- 5,662.6 -------- ----- ----- --- -------- Total assets.......... $5,940.8 $17.1 $90.3 $-- $6,048.2 ======== ===== ===== === ========
2019 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Common stock: Industrial and miscellaneous.......... $ -- $ -- $ 23.0 $-- $ 23.0 -------- ----- ------ --- -------- Total common stock............... -- -- 23.0 -- 23.0 -------- ----- ------ --- -------- Cash equivalents: Money market mutual funds........... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Total cash equivalents......... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Derivative assets: Equity index options................ -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Total derivative assets.............. -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Separate account assets..................... 5,658.4 24.2 1.1 -- 5,683.7 -------- ----- ------ --- -------- Total assets.......... $5,880.9 $24.2 $104.8 $-- $6,009.9 ======== ===== ====== === ========
F-68 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:
2020 ------------------------------------------------------------------------------------------- Total gains and Beginning (losses) Total balance included gains and as of Transfers Transfers in net (losses) January 1, in to out of income included Investments 2020 Level 3 Level 3 (loss) in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $ 23.0 $-- $-- $ -- $ -- $ 6.4 $-- $ (2.9) $-- Separate account assets.. 1.1 -- -- -- -- -- -- -- -- Derivative assets........ 80.7 -- -- 16.9 (13.1) 58.8 -- (80.6) -- ------ --- --- ----- ------ ----- --- ------ --- Total assets.......... $104.8 $-- $-- $16.9 $(13.1) $65.2 $-- $(83.5) $-- ====== === === ===== ====== ===== === ====== ===
-------------- Ending balance as of December 31, Investments 2020 ----------- ------------- Common stock............. $26.5 Separate account assets.. 1.1 Derivative assets........ 62.7 ----- Total assets.......... $90.3 =====
2019 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2019 Level 3 Level 3 income in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $24.0 $-- $-- $ -- $ -- $ 2.1 $-- $ (3.1) $ -- Separate account assets.. 1.9 -- -- -- (0.5) -- -- -- (0.3) Derivative assets........ 39.0 -- -- (5.3) 48.3 62.6 -- (63.9) -- ----- --- --- ----- ----- ----- --- ------ ----- Total assets.......... $64.9 $-- $-- $(5.3) $47.8 $64.7 $-- $(67.0) $(0.3) ===== === === ===== ===== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2019 ----------- ------------- Common stock............. $ 23.0 Separate account assets.. 1.1 Derivative assets........ 80.7 ------ Total assets.......... $104.8 ======
2018 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2018 Level 3 Level 3 loss in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $16.1 $-- $-- $ -- $ -- $ 8.5 $-- $ (0.6) $ -- Separate account assets.. 3.2 -- -- -- (0.1) -- -- -- (1.2) Derivative assets........ 79.6 -- -- 16.2 (50.7) 74.8 -- (80.9) -- ----- --- --- ----- ------ ----- --- ------ ----- Total assets.......... $98.9 $-- $-- $16.2 $(50.8) $83.3 $-- $(81.5) $(1.2) ===== === === ===== ====== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2018 ----------- ------------- Common stock............. $24.0 Separate account assets.. 1.9 Derivative assets........ 39.0 ----- Total assets.......... $64.9 =====
Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument. Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments. F-69 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date. The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:
2020 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $13,590.8 $11,457.0 $ -- $12,515.9 $1,074.9 $-- $-- Preferred and common stocks-nonaffiliates 55.7 53.4 12.3 15.3 28.1 -- -- Separate account assets...... 5,662.6 5,662.6 5,644.6 16.9 1.1 -- -- Mortgage loans............... 1,807.3 1,717.3 -- -- 1,807.3 -- -- Short-term investments....... 4.3 4.3 -- 4.3 -- -- -- Cash equivalents............. 303.6 303.6 303.6 -- -- -- -- Other invested assets........ 74.9 57.2 -- 74.9 -- -- -- Securities lending reinvested collateral...... 26.0 26.0 -- 26.0 -- -- -- Derivative assets............ 63.0 62.7 -- 0.3 62.7 -- -- Derivative liabilities....... -- -- -- -- -- --
2019 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $12,782.2 $11,455.4 $ -- $11,604.2 $1,178.0 $-- $-- Preferred and common stocks-nonaffiliates 63.4 62.0 13.7 25.7 24.0 -- -- Separate account assets...... 5,683.7 5,683.7 5,658.4 24.2 1.1 -- -- Mortgage loans............... 1,873.2 1,812.3 -- -- 1,873.2 -- -- Short-term investments....... 2.0 2.0 -- 2.0 -- -- -- Cash equivalents............. 273.5 273.5 273.5 -- -- -- -- Other invested assets........ 70.7 56.7 -- 70.7 -- -- -- Securities lending reinvested collateral...... 17.7 17.7 -- 17.7 -- -- -- Derivative assets............ 81.5 80.7 -- 0.8 80.7 -- -- Derivative liabilities....... -- -- -- -- -- --
The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value. (13)Retained Assets The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the F-70 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form. Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010. The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:
In force --------------------------------- 2020 2019 ---------------- ---------------- Number of Number of policies Amount policies Amount --------- ------ --------- ------ Up to and including 12 months. 120 $ 20.4 135 $ 24.1 13 to 24 months............... 100 15.2 161 21.2 25 to 36 months............... 131 17.6 142 19.5 37 to 48 months............... 121 17.8 137 17.1 49 to 60 months............... 117 15.5 274 32.0 Over 60 months................ 3,630 251.7 4,126 238.1 ----- ------ ----- ------ Total...................... 4,219 $338.2 4,975 $352.0 ===== ====== ===== ======
The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.
2020 2019 2018 ---------------- ---------------- ---------------- Number of Number of Number of policies Amount policies Amount policies Amount --------- ------ --------- ------ --------- ------ Retained assets accounts as of the beginning of the year............... 4,975 $352.0 5,312 $370.8 5,616 $390.9 Retained asset accounts issued/ added during the year............... 133 28.2 158 43.6 220 46.5 Investment earnings credited to retained asset accounts during the year............... -- 8.8 -- 9.2 -- 9.7 Fees and other charges assessed to retained asset accounts during the year............... -- -- -- -- -- -- Retained asset accounts transferred to state unclaimed property funds during the year.. (17) -- (26) (0.2) (19) (0.2) Retained asset accounts closed/ withdrawn during the year........ (872) (50.8) (469) (71.4) (505) (76.1) ----- ------ ----- ------ ----- ------ Retained asset accounts at the end of the year. 4,219 $338.2 4,975 $352.0 5,312 $370.8 ===== ====== ===== ====== ===== ======
F-71 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (14)Risk Sharing Provisions of the Affordable Care Act The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions. (15) Investments in SCA Entities The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:
NAIC reject entity's valuation NAIC 2020 2019 method, Description of Type of response NAIC NAIC resubmission SCA investment (excluding Gross Nonadmitted Admitted Date of filing NAIC received valuation valuation required 8.b.i entities) amount amount amount to NAIC filing (yes/no) amount amount (yes/no) --------------- ------ ----------- -------- -------------- ------- -------- --------- --------- ------------ ASI (VA)*................ $ -- $ -- $ -- 9/6/2017 Sub-1 yes $ -- $ -- no Newco (VA)............... 42.8 -- 42.8 7/2/2020 Sub-2 yes 41.0 39.2 no Genworth Financial Agency 0.5 0.5 -- 12/5/2017 Sub-1 yes -- -- no ----- ---- ----- ----- ----- Aggregate Total.......... $43.3 $0.5 $42.8 $41.0 $39.2 ===== ==== ===== ===== =====
-------- * ASI (VA) rounds to zero. (16)Subsequent Events There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued. F-72

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to
May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity
Insurance Company (the "Company," "we," "us," or "our") issues the contract.
This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee
Account, or both. Each Subaccount of the Separate Account invests in shares of
Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares)
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. Global Fund -- Series II shares (formerly, Invesco Oppenheimer
  V.I. Global Fund -- Series II Shares)
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)
Invesco V.I. Value Opportunities Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Advantage SMID Class V.I. Fund - Class III Shares (formerly,
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares)
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

                                      1

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Service Shares
Federated Hermes Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Natural Resources Portfolio -- Class II Shares
PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison
  Portfolio -- Class II Shares)

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolios are not available to contracts issued on or after May
1, 2003:

BNY Mellon:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/2/

Janus Aspen Series:
Janus Henderson Enterprise Portfolio -- Service Shares
Janus Henderson Global Research Portfolio -- Service Shares
Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
Janus Henderson Research Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Janus Henderson Overseas Portfolio -- Service Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return
    V.I.S. Fund are not available for contracts issued on or after May 1, 2006.
    The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.
/2/ BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

                                      2

The following Portfolios are not available to contracts issued on or after
May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May
1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800)
352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                                      3

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      4


   Transfers from the Guarantee Account to the Subaccounts.  37
   Transfers from the Subaccounts to the Guarantee Account.  37


                                      5


   Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date.  53

Table of Contents for Statement of Additional Information

                                      6

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement
Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and
Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred
Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee
Account is not part of and does not depend on the investment performance of the
Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The
Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                                      7

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received  Percentage of the Purchase
                                                   the Purchase Payment     Payment Partially
                                                                            Withdrawn or
                                                                            Surrendered/1,2/
                                                   ----------------------------------------------------
                                                             0                         6%
                                                             1                         6%
                                                             2                         6%
                                                             3                         6%
                                                             4                         5%
                                                             5                         4%
                                                         6 or more                     0%
-------------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3 /
-------------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross
   Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                                      8

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the
 Separate Account)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death
   Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%   1.84%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.31% and 1.80%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      9

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Enhanced Death Benefit Rider and the Optional Death
     Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $991       $1,901      $2,728       $4,591

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $357       $1,259      $2,171       $4,495

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $448       $1,351      $2,264       $4,591

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value);

  .  a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider
     (deducted annually as a percentage of the prior contract year's Contract
     Value); and

  .  a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the
Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity
Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The
Contract" provision of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more

                                      10

Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate
Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or all markets. See the
"Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to
0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender
Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50%
(1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate
Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either
Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs.
To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
Contract --Purchase Payments" provision of this prospectus.

                                      11

How will my income payments be calculated?  We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract
Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?  Before the Annuity
Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the
Guarantee Account, may be subject to certain restrictions. See the "Transfers,"
"Income Payments --Transfers After the Annuity Commencement Date" and "The
Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA)
and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract?  Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return
Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the
Portfolios you choose. See the "The Contract -- Allocation of Purchase
Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options?  Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10%
penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

                                      12

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their

                                      13

contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the
"Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate

                                      14

Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                      15

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                         Subaccount Investing In                      Investment Objective
                         ----------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy          Seeks to achieve the highest total
SERIES FUND, INC.        Portfolio -- Class B                 return consistent with the Adviser's
                                                              determination of reasonable risk.
                         ----------------------------------------------------------------------------
                         AB Global Thematic Growth            Long-term growth of capital.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AB International Value               Long-term growth of capital.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AB Small Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ----------------------------------------------------------------------------
                         Invesco V.I. Capital Appreciation    The Fund seeks capital appreciation.
                         Fund -- Series II shares (formerly,
                         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series II
                         Shares)
                         ----------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --        Seeks capital growth and income
                          Series II shares                    through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                         ----------------------------------------------------------------------------
                         Invesco V.I. Conservative            The Fund seeks total return.
                         Balanced Fund -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Conservative Balanced
                         Fund -- Series II Shares)
                         ----------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.
                          Series I shares
                         ----------------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap       The Fund seeks capital appreciation.
                         Growth Fund -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares)
                         ----------------------------------------------------------------------------
                         Invesco V.I. Equity and Income       Seeks both capital appreciation and
                         Fund -- Series II shares             current income.
                         ----------------------------------------------------------------------------
                         Invesco V.I. Global Fund -- Series   The Fund seeks capital appreciation.
                         II shares (formerly, Invesco
                         Oppenheimer V.I. Global Fund --
                          Series II Shares)
                         ----------------------------------------------------------------------------
                                       Adviser (and Sub-Adviser(s),
        Investment Objective                 as applicable)
--------------------------------------------------------------------
Seeks to achieve the highest total      AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
--------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

--------------------------------------------------------------------
To seek capital growth.                 Invesco Advisers, Inc.

--------------------------------------------------------------------
The Fund seeks capital appreciation.    Invesco Advisers, Inc.

--------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------
The Fund seeks total return.            Invesco Advisers, Inc.

--------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

--------------------------------------------------------------------
The Fund seeks capital appreciation.    Invesco Advisers, Inc.

--------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.
--------------------------------------------------------------------
The Fund seeks capital appreciation.    Invesco Advisers, Inc.

--------------------------------------------------------------------

                                      16


                         Subaccount Investing In                        Investment Objective
                         ------------------------------------------------------------------------------
                         Invesco V.I. International Growth     Long-term growth of capital.
                         Fund -- Series II shares
                         ------------------------------------------------------------------------------
                         Invesco V.I. Main Street Fund(R) --   The Fund seeks capital appreciation.
                          Series II shares (formerly, Invesco
                         Oppenheimer V.I. Main Street
                         Fund(R) -- Series II Shares)
                         ------------------------------------------------------------------------------
                         Invesco V.I. Main Street Small        The Fund seeks capital appreciation.
                         Cap Fund(R) -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Small Cap
                         Fund(R) -- Series II Shares)
                         ------------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities      Long-term growth of capital.
                         Fund -- Series II shares
                         ------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --       Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                              strategy that seeks to protect against
INC.                                                           U.S. inflation.
                         ------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage SMID Cap          Seeks long-term growth of capital.
SERIES FUNDS, INC.       V.I. Fund -- Class III Shares
                         (formerly, BlackRock Advantage
                         U.S. Total Market V.I. Fund --
                          Class III Shares)
                         ------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.            Seeks capital appreciation, and
                         Fund -- Class III Shares              secondarily, income.
                         ------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.      Seeks high total investment return.
                         Fund -- Class III Shares
                         ------------------------------------------------------------------------------
                         BlackRock Large Cap Focus             Seeks long-term capital growth.
                         Growth V.I. Fund -- Class III
                         Shares
                         ------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --        The fund seeks long-term growth of
SERIES TRUST II           Overseas Core Fund -- Class 2        capital.

                         ------------------------------------------------------------------------------
                         CTIVP/SM /-- Loomis Sayles            The fund seeks long-term growth of
                         Growth Fund -- Class 1                capital.

                         ------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund          To provide a high level of current
TRUST                                                          income.
                         ------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income          Seeks high current income.
INSURANCE SERIES         Bond Fund II -- Service Shares
                         ------------------------------------------------------------------------------
                         Federated Hermes Kaufmann             Seeks capital appreciation.
                         Fund II -- Service Shares

                         ------------------------------------------------------------------------------
                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation.    Invesco Advisers, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation.    Invesco Advisers, Inc.

----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks long-term growth of capital.      BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.
----------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC

----------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
                                        Threadneedle International Limited)
----------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
                                        Loomis, Sayles & Company, L.P.)
----------------------------------------------------------------------------
To provide a high level of current      Eaton Vance Management
income.
----------------------------------------------------------------------------
Seeks high current income.              Federated Investment Management
 Company
----------------------------------------------------------------------------
Seeks capital appreciation.             Federated Equity Management
   Company of Pennsylvania
                                        (subadvised by Federated Global
                                        Investment Management Corp.)
----------------------------------------------------------------------------

                                      17


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio --          Seeks income and capital growth
INSURANCE PRODUCTS     Service Class 2                    consistent with reasonable risk.
FUND

                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2
                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2
                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2
                       ------------------------------------------------------------------------------
                       VIP Growth & Income                Seeks high total return through a
                       Portfolio -- Service Class 2       combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Growth Opportunities           The fund seeks to provide capital
                       Portfolio -- Service Class 2       growth.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                       Service Class 2
                       ------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --  Seeks capital appreciation.
                       Service Class 2
                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Allocation VIP Fund --    Seeks capital appreciation, with
VARIABLE INSURANCE     Class 2 Shares                     income as a secondary goal.
PRODUCTS TRUST
                       ------------------------------------------------------------------------------
                       Franklin Income VIP Fund --        Seeks to maximize income while
                       Class 2 Shares                     maintaining prospects for capital
                                                          appreciation. Under normal market
                                                          conditions, the fund invests in a
                                                          diversified portfolio of debt and equity
                                                          securities.
                       ------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP         Seeks capital appreciation, with
                       Fund -- Class 2 Shares             income as a secondary goal. The fund
                                                          normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       ------------------------------------------------------------------------------
                       Templeton Growth VIP Fund --       Seeks long-term capital growth. Under
                       Class 2 Shares                     normal market conditions the fund
                                                          invests primarily in equity securities of
                                                          companies located anywhere in the
                                                          world, including developing markets.
                       ------------------------------------------------------------------------------
                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company LLC (FMR) (subadvised
                     by FMR Investment Management
                                           (UK) Limited (FMR UK), Fidelity
                                           Management & Research (Hong
                                           Kong) Limited (FMR H.K.), and
                                           Fidelity Management & Research
                                           (Japan) Limited (FMR Japan))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMR UK,
         FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMR UK,
         FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMR UK,
will also consider the potential for       FMR H.K., and FMR Japan)
capital appreciation. The fund's goal is
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMR UK,
         FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMR UK,
combination of current income and          FMR H.K., and FMR Japan)
capital appreciation.
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMR UK,
growth.                                    FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FMR UK,
as is consistent with the preservation of  FMR H.K., and FMR Japan)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMR UK,
         FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMR UK,
         FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Advisers, Inc.
income as a secondary goal.

-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. Under normal market
conditions, the fund invests in a
diversified portfolio of debt and equity
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests primarily in equity securities of
companies located anywhere in the
world, including developing markets.
-----------------------------------------------------------------------------

                                      18

                       Subaccount Investing In                    Investment Objective
                       ----------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Government         Maximize current income to the extent
VARIABLE INSURANCE     Money Market Fund  --            consistent with the preservation of
TRUST                  Service Shares/1/                capital and the maintenance of liquidity
                                                        by investing exclusively in high quality
                                                        money market instruments.
                       ----------------------------------------------------------------------------
JANUS ASPEN SERIES     Janus Henderson Balanced         Seeks long-term capital growth,
                       Portfolio -- Service Shares      consistent with preservation of capital
                                                        and balanced by current income.
                       ----------------------------------------------------------------------------
                       Janus Henderson Forty Portfolio  A non-diversified portfolio/2/ that seeks
                       -- Service Shares                long-term growth of capital.
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive  Seeks capital appreciation.
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II

                       ----------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of capital.
                       Value Portfolio -- Class I       Current income is a secondary
                                                        objective.

                       ----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment objective is to
INSURANCE TRUST        Service Class Shares             seek capital appreciation.
                       ----------------------------------------------------------------------------
                       MFS(R) Total Return Series --    The fund's investment objective is to
                       Service Class Shares             seek total return.
                       ----------------------------------------------------------------------------
                       MFS(R) Utilities Series --       The fund's investment objective is to
                       Service Class Shares             seek total return.
                       ----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Massachusetts Investors   The fund's investment objective is to
INSURANCE TRUST II     Growth Stock Portfolio --        seek capital appreciation.
                       Service Class Shares
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --           Seeks maximum real return, consistent
INSURANCE TRUST        Advisor Class Shares             with preservation of real capital and
                                                        prudent investment management.
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --          Seeks maximum total return,
                       Administrative Class Shares      consistent with preservation of capital
                                                        and prudent investment management.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government        Seeks maximum total return,
                       Portfolio -- Administrative      consistent with preservation of capital
                       Class Shares                     and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --        Seeks maximum total return,
                       Administrative Class Shares      consistent with preservation of capital
                                                        and prudent investment management.
                       ----------------------------------------------------------------------------
                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of liquidity
by investing exclusively in high quality
money market instruments.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company

--------------------------------------------------------------------------------
Seeks maximum real return, consistent      Pacific Investment Management
with preservation of real capital and      Company LLC/Research Affiliates,
prudent investment management.             LLC
--------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
--------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
--------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
--------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and the net
                        asset value of a non-diversified portfolio than a
                        diversified portfolio.

                                      19


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
                       Total Return Portfolio --        Seeks maximum total return,
                       Administrative Class Shares      consistent with preservation of capital
                                                        and prudent investment management.
                       --------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Natural Resources Portfolio  --  Seeks long-term growth of capital.
FUND                    Class II Shares

                       --------------------------------------------------------------------------
                       PGIM Jennison Focused Blend      Seeks long-term growth of capital.
                       Portfolio -- Class II Shares
                       (formerly, Jennison 20/20 Focus
                       Portfolio -- Class II Shares)
                       --------------------------------------------------------------------------
                       PGIM Jennison Growth             Seeks long-term growth of capital.
                       Portfolio -- Class II Shares
                       (formerly, Jennison Portfolio --
                        Class II Shares)
                       --------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund/1/            Seeks to provide investment results
TRUST                                                   that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income consistent
INSURANCE SERIES       Class 1 Shares                   with prudent investment management
FUNDS, INC.                                             and the preservation of capital.
                       --------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of capital and
                       Fund -- Class 1 Shares           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       Real Estate Securities V.I.S.    Seeks maximum total return through
                       Fund -- Class 1 Shares           current income and capital
                                                        appreciation.
                       --------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and
                       Class 1 Shares/2/                accumulation of income that
                                                        corresponds to the investment return of
                                                        the S&P 500(R) Index.
                       --------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --  Seeks long-term growth of capital.
                        Class 1 Shares

                       --------------------------------------------------------------------------
                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
 by Allianz Global Investors U.S.
                                         LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
         by Jennison Associates LLC)

--------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
         by Jennison Associates LLC)

--------------------------------------------------------------------------
Seeks to provide investment results      Security Global Investors, LLC
that correspond to a benchmark for       known as Guggenheim Investments
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
--------------------------------------------------------------------------
Seeks maximum income consistent          SSGA Funds Management, Inc.
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------
Seeks long-term growth of capital and    SSGA Funds Management, Inc.
future income rather than current
income.
--------------------------------------------------------------------------
Seeks maximum total return through       SSGA Funds Management, Inc.
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management LLC)
--------------------------------------------------------------------------
Seeks growth of capital and              SSGA Funds Management, Inc.
accumulation of income that
corresponds to the investment return of
the S&P 500(R) Index.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                                         (subadvised by Palisade Capital
                                         Management, L.L.C, Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
--------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the contract.

                                      20

                                                                                        Adviser (and Sub-Adviser(s),
                Subaccount Investing In                Investment Objective                   as applicable)
                -------------------------------------------------------------------------------------------------------
                Total Return V.I.S. Fund/1/   Seeks the highest total return,         SSGA Funds Management, Inc.
                                              composed of current income and
                                              capital appreciation, as is consistent
                                              with prudent investment risk.
                -------------------------------------------------------------------------------------------------------
                U.S. Equity V.I.S. Fund --    Seeks long-term growth of capital.      SSGA Funds Management, Inc.
                Class 1 Shares
                -------------------------------------------------------------------------------------------------------
WELLS FARGO     Wells Fargo VT Omega Growth   The fund seeks long-term capital        Wells Fargo Funds Management,
VARIABLE TRUST  Fund -- Class 2               appreciation.                           LLC (subadvised by Wells Capital
                                                                                      Management Incorporated)
                -------------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be
                        available. If your contract was issued prior to May 1,
                        2006, Class 1 Shares of the Total Return V.I.S. Fund
                        are available.

The following Portfolios are not available to contracts issued on or after May
1, 2003:

                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    --------------------------------------------------------------------------------------------------------
BNY MELLON          BNY Mellon Sustainable U.S.       The fund seeks long-term capital       BNY Mellon Investment Adviser,
                    Equity Portfolio, Inc. --         appreciation.                          Inc. (subadvised by Newton
                    Initial Shares                                                           Investment Management Limited)
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Enterprise        Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    --------------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research   Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    --------------------------------------------------------------------------------------------------------
                    Janus Henderson Global            Seeks long-term growth of capital.     Janus Capital Management LLC
                    Technology and Innovation
                    Portfolio -- Service Shares
                    --------------------------------------------------------------------------------------------------------
                    Janus Henderson Research          Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) -- Administrative  with the preservation of capital and   Company LLC
                    Class Shares                      prudent investment management.
                    --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In          Investment Objective             as applicable)
                    -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares  capital.
                    -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after
May 1, 2006:

                                                                                        Adviser (and Sub-Adviser(s),
                        Subaccount Investing In            Investment Objective               as applicable)
                        -----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total     FMR (subadvised by FMR UK,
INSURANCE PRODUCTS      Portfolios -- Service Class 2  return with reduced risk over  FMR H.K., and FMR Japan)
FUND                                                   the long-term by allocating
                                                       its assets among stocks,
                                                       bonds, and short-term
                                                       instruments.
                        -----------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST         Fund -- Institutional Shares   appreciation.                  L.P.
                        -----------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares           objective is to seek capital   Company
                                                       appreciation.
                        -----------------------------------------------------------------------------------------------

                                      21

The following Portfolios are not available to contracts issued on or after May
1, 2007:

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing
Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all
Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of

                                      22

the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular
Subaccount or Portfolio. You bear the entire risk of any decline in your
Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and
Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Natural Resources Portfolio -- Class II Shares
  PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
  PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison
  Portfolio -- Class II Shares)

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2020 ranged from
0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

                                      23

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds,
Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust,
Federated Hermes Insurance Series, Fidelity Variable Insurance Products Fund,
Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable
Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust,
MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, PIMCO
Variable Insurance Trust, The Prudential Series Fund, State Street Variable
Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the "Fee
Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular
Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or
Capital Brokerage Corporation may be made in a lower amount. Not all of the
Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage
Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program.
AssetMark is an investment adviser that is registered under the Investment
Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Models. As part of the Asset Allocation
Program, AssetMark has developed five asset allocation models ("Asset
Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the
Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

                                      24

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset
Allocation Models and periodic updates of the Models. The Asset Allocation
Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset
Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation
Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset
Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model.
While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an
Investment Strategy, which may include one or more of the Asset Allocation
Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available
Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to
Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine
Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each
Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow)
recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the
Portfolio, and whether our affiliate Capital Brokerage Corporation receives
Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each
Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another
Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis,

                                      25

each Model may change, such as by revising the percentages allocated to each
Portfolio. In addition, Portfolios may be added to a Model (including
Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract
Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your
Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model
(independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the
Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your
Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances.
Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract
Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
Model. This monthly rebalancing takes account of:

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount performance; and

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount transfers, withdrawals (particularly if taken from specific
     Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

                                      26

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your
Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your
Contract Value could be better or worse by participating in an Asset Allocation
Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of
Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying
Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.
These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell
Genworth securities. AssetMark may allocate portions of the Asset Allocation
Models to Portfolios which have held, hold or may hold Genworth securities.
AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

                                      27

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B,
C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                      28

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                              shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Global Fund -- Series II shares                    3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco V.I. Global Fund -- Series II shares                   17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      29

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                5%     10%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Main Street Fund(R) -- Series II shares            5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB International Value Portfolio -- Class B                     1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares             1%      3%      4%      5%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Mutual Shares VIP Fund -- Class 2 Shares               5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    16%     12%      8%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     14%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       3%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    2%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      2%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             2%
--------------------------------------------------------------------
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    3%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               25%
--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           27%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             6%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Franklin Mutual Shares VIP Fund -- Class 2 Shares              26%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      30

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act.
Disclosures relating to the interests in the Guarantee Account and the General
Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September
2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract
Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers"
provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home
Office to determine the interest rate guarantee periods currently being offered.

                                      31

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

                                      32

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  .  on surrenders or partial withdrawals taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10%
of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges.
We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See
the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of
0.15% and a mortality and expense risk charge at an effective annual rate of
1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your
Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the
Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses

                                      33

associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time we take the charge. If your assets in the Separate
Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider
Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your
Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract
Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced
Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the
Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the
Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer.
This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits and other non-tax-related benefits.
Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges

                                      34

which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, and contingent beneficiary
     (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the
     Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed
$2,000,000 in the aggregate in any variable annuity contracts issued by the
Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the
Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                                      35

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an
IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified
Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home
Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel
Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every
Valuation Day equals the Accumulation Unit value at the end of the preceding
Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the
Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation
Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the

                                      36

Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the
30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the
Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the
Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is
$100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal

                                      37

treatment to all shareholders. See the "Special Note on Frequent Transfers"
provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or

                                      38

slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material

                                      39

rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set

                                      40

dollar amount from the Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to
any combination of other Subaccounts (as long as the total number of
Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the
Dollar Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets in the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of
that Valuation Day. In addition, for contracts issued on or after the later of
September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals
at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to an Asset Allocation Model. The Dollar Cost
Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                                      41

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund. If elected at application, the
Defined Dollar Cost Averaging program will begin 30 days after the Contract
Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund will be transferred to the specified Asset Allocation Model or
Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined
Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider
Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year.
We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific
Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                                      42

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your
Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than
$1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the
Separate Account. We will deduct any remaining amount from the Guarantee
Account. We will take deductions from the Guarantee Account from the amounts
(including any interest credited to such amounts) which have been in the
Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee
Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax
Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee
Account" provision of this prospectus.

                                      43

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic
Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.
To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may

                                      44

be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a
Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross
Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program?  Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract
issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision.
Systematic Withdrawals that are used in conjunction with the Annuity Cross
Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work?  To participate in the Annuity
Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred
Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The
Annuity Cross Funding Program will terminate automatically when the Systematic
Withdrawals from this Funding Annuity cause the Contract Value in this Funding
Annuity to be less than $100. You may discontinue the Annuity Cross Funding
Program at any time by notifying us in writing at our Home Office.
Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the
scheduled purchase payments are not completed under the terms of that contract.
Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this
Funding Annuity in order to make all required Scheduled Installments for the
Scheduled Purchase Payment Variable Deferred Annuity Contract. If the
Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment
Variable Deferred Annuity so that you do not lose your right to Guaranteed
Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred
Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus.  Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding
Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment
Variable Deferred Annuity Contract is not offered by this prospectus. The
Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred
Annuity Contract.

                                      45

Annuity Cross Funding Program -- tax treatment of the annuity contracts.  Under an Annuity Cross Funding Program we will treat transfers from this Funding
Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable
Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase
Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity
Commencement Date for this Funding Annuity and the Scheduled Purchase Payment
Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this
Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred
Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and
Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The
Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the
Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding
Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in
accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the
Funding Annuity are not permitted. While surrender charges applicable to this
Funding Annuity may decline over certain periods, amounts transferred from this
Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may
be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled
Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity
may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this
Funding Annuity.

If you request a partial withdrawal or surrender while participating in an
Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the
Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract
will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable
Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this
Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity
(including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase
Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred
Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred
Annuity Contract in connection with an Annuity

                                      46

Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity
Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death
(generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death
Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any
       Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the
       80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) reduce the death benefit calculated under (b)
and (c) proportionately by the same percentage that the partial withdrawal
(including any applicable surrender charges and any premium tax assessed)
reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any
       Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the
       85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable
Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

                                      47

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic
Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any
       Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any
          Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any
       Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable
Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit.
Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as of the date we receive due proof of death.
     The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract
Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made

                                      48

under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract.
Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint
Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your
Contract Value at the time of deduction. See the "Charges for the Optional
Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings
Protector" in our marketing materials) adds an extra feature to our Basic Death
Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit.
Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of
0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional
Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s)
at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the
Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the
Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment
Variable Deferred Annuity through an approved Annuity Cross Funding Program)
first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

                                      49

Please refer to Appendix A for an example of the Optional Enhanced Death
Benefit calculation.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional
     Enhanced Death Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional
Enhanced Death Benefit on the date we receive due proof of death at our Home
Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the
Separate Account and/or Guarantee Account, according to your last instructions.
This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  .  the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules.  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
     The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
     Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract
     Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely.
     Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

                                      50

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under
          Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death.
          In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if
          Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the

                                      51

annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds:  The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

                                      52

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement
Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity
Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the
Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last
Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest
Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity
Commencement Date at any time and without prior notice. Any consent for a new
Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement
Date will mean the new Annuity Commencement Date selected, provided such
Annuity Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus.
Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting
Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint
Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death.
We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                                      53

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding your
     Annuity Commencement Date;

  .  the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

                                      54

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the
Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.
Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan
4 (Interest Income) may be redeemed by the payee upon written request to our
Home Office. Payments made under Optional Payment Plan 1 (Life Income with
Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income)
are not redeemable. If a request for redemption is received for Optional
Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee
Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan
5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Surrender Value on the Valuation Day immediately preceding your Annuity
Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the
Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each
Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a
Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that
Subaccount after the transfer is at least 1.

                                      55

The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the
Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the
Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.   For a contract to be
treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to

                                      56

bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.  A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts.  You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In
that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002
(PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable
       Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase
       Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                                      57

   (3) if amounts are distributed from either this Funding Annuity or the
       Scheduled Purchase Payment Variable Deferred Annuity before the Annuity
       Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity beginning on the Annuity Commencement
       Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement
Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred
Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the
Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding
Annuity is changed so that this annuity and the Scheduled Purchase Payment
Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity
Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  .  The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  .  The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional withdrawals apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  .  if you purchase a contract offered by this prospectus and also purchase at approximately the same time an

                                      58

     immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's

                                      59

     gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                                      60

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b)
plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts.
     However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  .  the Code does not allow a deduction for purchase payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except

                                      61

     for a 5 percent owner) retires or attains age 72 for other Qualified
     Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of
     Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.
     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being

                                      62

taxed on distributions received during that period from all of his or her IRAs
(including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations.
The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with
Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may
receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and
Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus. Additional information regarding the
Asset Allocation Program and the potential conflicts of interest to which
AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

                                      63

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

                                      64

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms

                                      65

continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street,
Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of
Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage
Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

                                      66

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, was paid to Capital Brokerage Corporation for new purchase payments received. In
2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage
Corporation. This prospectus describes contracts that were issued prior to May
1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being

                                      67

offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate
Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at
http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the

                                      68

COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the amounts received. On June 28, 2016, the
Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14,
2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the
United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second
Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions,

                                      69

whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the
Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company

                                      70

and certain of the affiliates totaling $4.4 million from the Department of
Revenue. On August 27, 2019, we submitted our NC-Form 242 Objection to these tax assessments. On December 5, 2019, we received Notices of Proposed
Adjustments and tax assessments for the Company and Genworth Life Insurance
Company totaling approximately $600,000. On January 14, 2020, we submitted our
NC-Form 242 Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      71

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May
15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial withdrawal
($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15,
2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge)
reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

                                      A-1

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial withdrawal
($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an
Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying
       Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments;
       and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata
(dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the
Optional Death Benefit rider immediately after the partial withdrawal will be
$10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50%
by the partial withdrawal ($7,000). This is true only if the Optional Death
Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

                                      A-2

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70%
of the purchase payments paid ($100,000) under this age scenario, the Optional
Enhanced Death Benefit in this example will be $70,000.

                                      A-3

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $15.09            $16.23          19,555   2020
                                                            12.96             15.09          19,840   2019
                                                            14.06             12.96          19,424   2018
                                                            12.34             14.06          22,258   2017
                                                            12.00             12.34          29,168   2016
                                                            12.02             12.00          44,424   2015
                                                            11.40             12.02          45,638   2014
                                                             9.95             11.40          46,444   2013
                                                             8.91              9.95          47,347   2012
                                                             9.33              8.91          53,569   2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $25.29            $34.65          11,744   2020
                                                            19.79             25.29          11,866   2019
                                                            22.32             19.79          17,085   2018
                                                            16.62             22.32          64,790   2017
                                                            17.02             16.62          20,423   2016
                                                            16.84             17.02          21,535   2015
                                                            16.31             16.84          23,409   2014
                                                            13.47             16.31          30,615   2013
                                                            12.08             13.47          33,139   2012
                                                            16.01             12.08          17,862   2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $27.10            $27.36         408,869   2020
                                                            22.26             27.10         515,735   2019
                                                            24.00             22.26         598,545   2018
                                                            20.55             24.00         589,141   2017
                                                            18.78             20.55         657,341   2016
                                                            18.80             18.78         731,397   2015
                                                            17.46             18.80         822,371   2014
                                                            13.17             17.46         967,184   2013
                                                            11.41             13.17       1,075,023   2012
                                                            10.92             11.41       1,292,066   2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.04            $11.11         139,251   2020
                                                             9.59             11.04         162,823   2019
                                                            12.65              9.59         172,521   2018
                                                            10.26             12.65         196,641   2017
                                                            10.50             10.26         243,923   2016
                                                            10.41             10.50         398,186   2015
                                                            11.30             10.41         254,530   2014
                                                             9.35             11.30         279,414   2013
                                                             8.31              9.35         343,284   2012
                                                            10.48              8.31         389,400   2011
----------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $19.43            $25.87        365,070    2020
                                                                                   14.68             19.43        385,482    2019
                                                                                   14.57             14.68        431,326    2018
                                                                                   11.23             14.57        498,715    2017
                                                                                   11.14             11.23        570,985    2016
                                                                                   10.20             11.14        901,043    2015
                                                                                    9.10             10.20        510,718    2014
                                                                                    6.74              9.10        572,879    2013
                                                                                    5.87              6.74        636,633    2012
                                                                                    6.19              5.87        681,277    2011
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $28.99            $43.87        109,759    2020
                                                                                   21.64             28.99        114,494    2019
                                                                                   22.22             21.64        129,769    2018
                                                                                   16.86             22.22         88,470    2017
                                                                                   16.11             16.86         95,388    2016
                                                                                   16.61             16.11        104,714    2015
                                                                                   17.23             16.61        146,893    2014
                                                                                   12.03             17.23        232,762    2013
                                                                                   10.65             12.03        230,369    2012
                                                                                   10.37             10.65        405,117    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $31.97            $42.90         19,529    2020
                                                                                   23.89             31.97         16,455    2019
                                                                                   25.79             23.89         15,454    2018
                                                                                   20.70             25.79         25,724    2017
                                                                                   21.54             20.70         35,593    2016
                                                                                   21.17             21.54         38,451    2015
                                                                                   18.67             21.17         35,553    2014
                                                                                   14.65             18.67         40,675    2013
                                                                                   13.07             14.65         44,787    2012
                                                                                   13.45             13.07         47,155    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $14.00            $15.80         44,187    2020
                                                                                   12.13             14.00         48,604    2019
                                                                                   13.03             12.13         50,419    2018
                                                                                   12.15             13.03         35,992    2017
                                                                                   11.75             12.15         37,954    2016
                                                                                   11.86             11.75         23,691    2015
                                                                                   11.15             11.86         26,090    2014
                                                                                   10.03             11.15         28,493    2013
                                                                                    9.08             10.03         30,346    2012
                                                                                    9.19              9.08         32,303    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $35.69            $49.30         38,187    2020
                                                                                   26.06             35.69         47,212    2019
                                                                                   28.24             26.06         29,526    2018
                                                                                   22.32             28.24         37,773    2017
                                                                                   22.20             22.32         38,766    2016
                                                                                   21.19             22.20         39,537    2015
                                                                                   20.39             21.19         26,003    2014
                                                                                   15.26             20.39         29,321    2013
                                                                                   13.34             15.26         31,192    2012
                                                                                   13.43             13.34         30,414    2011
---------------------------------------------------------------------------------------------------------------------------------

                                      B-2

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $25.74            $32.28         495,639
                                                                                      19.88             25.74         557,809
                                                                                      23.30             19.88         605,234
                                                                                      17.35             23.30         665,014
                                                                                      17.64             17.35         646,040
                                                                                      17.28             17.64         913,251
                                                                                      17.19             17.28         889,538
                                                                                      13.74             17.19       1,010,140
                                                                                      11.53             13.74         976,468
                                                                                      12.80             11.53       1,109,333
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $21.36            $23.92         226,531
                                                                                      16.46             21.36         319,989
                                                                                      18.18             16.46         355,647
                                                                                      15.83             18.18         389,367
                                                                                      14.44             15.83         466,395
                                                                                      14.21             14.44         493,628
                                                                                      13.07             14.21         558,084
                                                                                      10.10             13.07         675,981
                                                                                       8.79             10.10         781,389
                                                                                       8.95              8.79       1,114,975
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $41.59            $49.01          32,172
                                                                                      33.48             41.59          43,452
                                                                                      37.99             33.48          49,008
                                                                                      33.86             37.99          72,858
                                                                                      29.21             33.86          75,579
                                                                                      31.58             29.21          75,254
                                                                                      28.72             31.58          84,110
                                                                                      20.73             28.72         136,402
                                                                                      17.89             20.73         106,159
                                                                                      18.60             17.89         171,957
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.58            $33.06         201,755
                                                                                      17.50             23.58         292,670
                                                                                      18.44             17.50         244,810
                                                                                      14.70             18.44         328,820
                                                                                      14.59             14.70         200,140
                                                                                      14.11             14.59         212,707
                                                                                      13.21             14.11         241,562
                                                                                       9.57             13.21         262,703
                                                                                      10.00              9.57         305,761
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $28.27            $39.55          46,260
                                                                                      21.04             28.27          80,767
                                                                                      22.23             21.04          82,868
                                                                                      17.76             22.23          90,528
                                                                                      17.68             17.76          96,267
                                                                                      17.13             17.68         107,172
                                                                                      16.08             17.13         123,417
                                                                                      11.68             16.08         137,583
                                                                                      10.45             11.68         154,712
                                                                                      11.34             10.45         169,267
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                      B-3

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                     $26.18            $25.50        133,103    2020
                                                                      21.27             26.18        175,352    2019
                                                                      24.64             21.27        196,702    2018
                                                                      21.28             24.64        226,955    2017
                                                                      18.46             21.28        274,746    2016
                                                                      19.98             18.46        291,896    2015
                                                                      18.59             19.98        325,170    2014
                                                                      13.92             18.59        355,678    2013
                                                                      11.88             13.92        377,053    2012
                                                                      12.32             11.88        578,599    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $20.60            $23.10        122,675    2020
                                                                      16.22             20.60        184,504    2019
                                                                      18.17             16.22        210,138    2018
                                                                      16.30             18.17        222,394    2017
                                                                      15.01             16.30        249,271    2016
                                                                      16.17             15.01        240,066    2015
                                                                      15.18             16.17        256,717    2014
                                                                      11.92             15.18        305,408    2013
                                                                      10.63             11.92        362,970    2012
                                                                      10.80             10.63        428,708    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $17.46            $18.86         29,644    2020
                                                                      14.77             17.46         41,407    2019
                                                                      16.62             14.77         42,117    2018
                                                                      15.23             16.62         57,016    2017
                                                                      13.46             15.23         60,940    2016
                                                                      14.03             13.46         53,997    2015
                                                                      13.09             14.03         55,665    2014
                                                                      10.64             13.09         55,726    2013
                                                                       9.62             10.64         24,829    2012
                                                                       9.89              9.62         13,996    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $21.67            $24.28        106,810    2020
                                                                      17.16             21.67        208,934    2019
                                                                      20.54             17.16        244,879    2018
                                                                      16.99             20.54        262,102    2017
                                                                      17.37             16.99        280,512    2016
                                                                      18.11             17.37        220,092    2015
                                                                      18.37             18.11        249,435    2014
                                                                      15.71             18.37        270,896    2013
                                                                      13.84             15.71        274,928    2012
                                                                      15.10             13.84        243,387    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $21.51            $22.32         14,493    2020
                                                                      16.79             21.51         19,705    2019
                                                                      21.13             16.79         21,140    2018
                                                                      18.30             21.13         25,951    2017
                                                                      15.75             18.30         30,866    2016
                                                                      17.90             15.75         36,086    2015
                                                                      17.08             17.90         38,181    2014
                                                                      13.01             17.08         46,913    2013
                                                                      11.23             13.01         48,810    2012
                                                                      11.80             11.23         71,980    2011
--------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     $12.95            $13.98         44,722    2020
                                                                                12.07             12.95         60,478    2019
                                                                                12.61             12.07         65,699    2018
                                                                                12.35             12.61         67,478    2017
                                                                                12.01             12.35        153,898    2016
                                                                                12.50             12.01        116,471    2015
                                                                                12.29             12.50        152,675    2014
                                                                                13.63             12.29        155,302    2013
                                                                                12.89             13.63        209,409    2012
                                                                                11.71             12.89        271,770    2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.92            $19.47        396,689    2020
                                                                                12.03             15.92        457,850    2019
                                                                                12.78             12.03        462,775    2018
                                                                                11.25             12.78        467,157    2017
                                                                                10.35             11.25        472,963    2016
                                                                                10.85             10.35        476,566    2015
                                                                                 9.71             10.85        480,928    2014
                                                                                 7.34              9.71        485,111    2013
                                                                                 6.65              7.34        487,299    2012
                                                                                 6.69              6.65        494,987    2011
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          $27.80            $32.76         24,680    2020
                                                                                21.94             27.80         26,671    2019
                                                                                23.86             21.94         31,071    2018
                                                                                21.28             23.86         32,561    2017
                                                                                17.50             21.28         31,535    2016
                                                                                19.06             17.50         32,031    2015
                                                                                18.42             19.06         36,882    2014
                                                                                13.16             18.42         46,635    2013
                                                                                11.80             13.16         95,243    2012
                                                                                12.30             11.80         95,516    2011
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          $23.07            $23.44         39,583    2020
                                                                                18.96             23.07         78,062    2019
                                                                                20.95             18.96         80,008    2018
                                                                                19.69             20.95        104,723    2017
                                                                                16.98             19.69        119,393    2016
                                                                                18.37             16.98        105,672    2015
                                                                                17.01             18.37        109,907    2014
                                                                                12.55             17.01        106,835    2013
                                                                                11.19             12.55         98,628    2012
                                                                                11.69             11.19        103,903    2011
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    $20.38            $24.24        276,126    2020
                                                                                17.57             20.38        306,900    2019
                                                                                19.31             17.57        340,572    2018
                                                                                17.24             19.31        400,927    2017
                                                                                16.86             17.24        439,975    2016
                                                                                17.29             16.86        540,762    2015
                                                                                17.22             17.29        588,057    2014
                                                                                15.28             17.22        619,542    2013
                                                                                14.10             15.28        588,107    2012
                                                                                14.86             14.10        715,070    2011
------------------------------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $32.98            $46.59         26,777    2020
                                                                          25.30             32.98         21,595    2019
                                                                          24.99             25.30         22,943    2018
                                                                          19.64             24.99         21,606    2017
                                                                          18.53             19.64         34,524    2016
                                                                          18.36             18.53         34,794    2015
                                                                          16.35             18.36         27,371    2014
                                                                          12.43             16.35         23,600    2013
                                                                          10.99             12.43         22,439    2012
                                                                          10.90             10.99         23,052    2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $17.08            $22.19        173,198    2020
                                                                          13.16             17.08        171,827    2019
                                                                          13.69             13.16        225,906    2018
                                                                          10.45             13.69        270,383    2017
                                                                          10.00             10.45        403,978    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.28            $13.17        191,898    2020
                                                                           9.96             12.28        237,781    2019
                                                                          12.16              9.96        257,186    2018
                                                                           9.71             12.16        278,441    2017
                                                                          10.00              9.71        339,760    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $14.31            $14.38        265,195    2020
                                                                          13.57             14.31        306,331    2019
                                                                          13.79             13.57        333,107    2018
                                                                          13.53             13.79        420,764    2017
                                                                          12.61             13.53        441,030    2016
                                                                          12.93             12.61        353,537    2015
                                                                          13.05             12.93        231,402    2014
                                                                          12.76             13.05        362,112    2013
                                                                          12.08             12.76        301,975    2012
                                                                          11.95             12.08        283,901    2011
------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares            $24.57            $25.53        115,168    2020
                                                                          21.86             24.57        147,281    2019
                                                                          22.98             21.86        169,398    2018
                                                                          21.89             22.98        201,123    2017
                                                                          19.41             21.89        236,540    2016
                                                                          20.25             19.41        251,076    2015
                                                                          20.08             20.25        354,798    2014
                                                                          19.10             20.08        388,991    2013
                                                                          16.96             19.10        488,269    2012
                                                                          16.41             16.96        492,760    2011
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                    $48.68            $61.60         57,829    2020
                                                                          37.01             48.68         71,680    2019
                                                                          36.28             37.01         83,572    2018
                                                                          28.78             36.28         94,677    2017
                                                                          28.25             28.78        106,173    2016
                                                                          27.02             28.25        123,138    2015
                                                                          25.07             27.02        130,501    2014
                                                                          18.22             25.07        149,255    2013
                                                                          15.81             18.22        165,617    2012
                                                                          18.55             15.81        203,608    2011
------------------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $19.07            $21.52          35,856   2020
                                                                         16.41             19.07          24,170   2019
                                                                         17.65             16.41          26,486   2018
                                                                         15.75             17.65          28,122   2017
                                                                         15.55             15.75          30,528   2016
                                                                         15.80             15.55          34,039   2015
                                                                         15.20             15.80          36,300   2014
                                                                         13.38             15.20          41,186   2013
                                                                         12.10             13.38          40,175   2012
                                                                         12.64             12.10          44,801   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $21.40            $25.75         266,811   2020
                                                                         17.51             21.40         248,397   2019
                                                                         18.60             17.51         234,758   2018
                                                                         16.26             18.60         230,998   2017
                                                                         15.43             16.26         226,949   2016
                                                                         15.61             15.43         224,844   2015
                                                                         14.41             15.61         212,847   2014
                                                                         12.26             14.41         263,962   2013
                                                                         10.84             12.26         320,568   2012
                                                                         11.44             10.84         210,424   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $30.27            $38.84         533,056   2020
                                                                         23.41             30.27         590,367   2019
                                                                         25.46             23.41         759,727   2018
                                                                         21.26             25.46         998,309   2017
                                                                         20.03             21.26         999,509   2016
                                                                         20.25             20.03       1,048,138   2015
                                                                         18.42             20.25       1,150,665   2014
                                                                         14.28             18.42       1,363,823   2013
                                                                         12.48             14.28       1,467,164   2012
                                                                         13.03             12.48       1,839,386   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $37.19            $48.85          11,055   2020
                                                                         29.08             37.19          13,957   2019
                                                                         31.14             29.08          16,724   2018
                                                                         25.60             31.14          20,686   2017
                                                                         25.31             25.60          21,517   2016
                                                                         25.44             25.31          22,853   2015
                                                                         23.34             25.44          21,777   2014
                                                                         17.14             23.34          20,101   2013
                                                                         14.23             17.14          19,269   2012
                                                                         14.86             14.23          19,127   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $24.84            $26.04         416,304   2020
                                                                         19.84             24.84         461,429   2019
                                                                         22.02             19.84         519,418   2018
                                                                         19.84             22.02         606,076   2017
                                                                         17.12             19.84         652,343   2016
                                                                         18.15             17.12         718,814   2015
                                                                         16.98             18.15         848,477   2014
                                                                         13.49             16.98         903,760   2013
                                                                         11.70             13.49       1,035,845   2012
                                                                         11.80             11.70       1,090,682   2011
-----------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $22.61            $23.96         165,121   2020
                                                                  17.70             22.61         141,185   2019
                                                                  19.79             17.70         173,121   2018
                                                                  17.23             19.79         272,156   2017
                                                                  15.10             17.23         346,877   2016
                                                                  15.73             15.10         262,919   2015
                                                                  14.49             15.73         289,617   2014
                                                                  11.04             14.49         334,079   2013
                                                                   9.48             11.04         377,920   2012
                                                                   9.49              9.48         381,866   2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $33.13            $54.89          86,032   2020
                                                                  23.94             33.13          57,165   2019
                                                                  21.66             23.94          79,884   2018
                                                                  16.39             21.66          27,438   2017
                                                                  16.63             16.39          30,768   2016
                                                                  16.02             16.63          54,334   2015
                                                                  14.53             16.02          43,403   2014
                                                                  10.73             14.53         101,227   2013
                                                                  10.00             10.73         137,938   2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $19.57            $27.67         292,409   2020
                                                                  14.83             19.57         332,535   2019
                                                                  15.12             14.83         408,239   2018
                                                                  11.38             15.12         449,141   2017
                                                                  11.49             11.38         462,249   2016
                                                                  10.92             11.49         625,202   2015
                                                                   9.98             10.92         669,754   2014
                                                                   7.45              9.98         718,443   2013
                                                                   6.61              7.45         700,868   2012
                                                                   6.72              6.61         933,939   2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.82            $14.86         151,902   2020
                                                                  12.82             13.82         202,533   2019
                                                                  13.12             12.82         215,930   2018
                                                                  12.81             13.12         271,934   2017
                                                                  12.45             12.81         296,254   2016
                                                                  12.75             12.45         362,076   2015
                                                                  12.25             12.75         367,946   2014
                                                                  12.70             12.25         353,896   2013
                                                                  12.21             12.70         442,362   2012
                                                                  11.58             12.21         250,394   2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $40.91            $47.49         384,305   2020
                                                                  33.72             40.91         442,172   2019
                                                                  40.17             33.72         499,185   2018
                                                                  33.83             40.17         596,178   2017
                                                                  30.68             33.83         682,590   2016
                                                                  31.67             30.68         708,879   2015
                                                                  30.32             31.67         773,451   2014
                                                                  22.66             30.32         897,331   2013
                                                                  20.08             22.66       1,020,505   2012
                                                                  22.86             20.08       1,141,734   2011
----------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $24.32            $25.87         13,325    2020
                                                             18.41             24.32         15,022    2019
                                                             22.66             18.41         26,027    2018
                                                             19.31             22.66         29,239    2017
                                                             17.94             19.31         31,804    2016
                                                             18.82             17.94         38,355    2015
                                                             17.94             18.82         55,368    2014
                                                             13.99             17.94        134,685    2013
                                                             11.18             13.99         76,697    2012
                                                             12.47             11.18         44,252    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $14.17            $15.60         42,744    2020
                                                             12.01             14.17         46,021    2019
                                                             13.49             12.01         48,054    2018
                                                             12.23             13.49         69,228    2017
                                                             10.97             12.23         75,758    2016
                                                             11.88             10.97         92,705    2015
                                                             11.72             11.88         94,050    2014
                                                              9.62             11.72         90,611    2013
                                                              8.46              9.62         72,478    2012
                                                              8.73              8.46         92,318    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $19.70            $19.54        153,363    2020
                                                             17.23             19.70        166,005    2019
                                                             18.28             17.23        206,276    2018
                                                             16.92             18.28        246,045    2017
                                                             15.07             16.92        300,964    2016
                                                             16.46             15.07        296,008    2015
                                                             15.97             16.46        376,867    2014
                                                             14.23             15.97        399,957    2013
                                                             12.83             14.23        457,819    2012
                                                             12.72             12.83        544,189    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $26.37            $24.67         38,510    2020
                                                             21.85             26.37         46,928    2019
                                                             24.39             21.85         69,800    2018
                                                             22.85             24.39         87,389    2017
                                                             19.99             22.85         94,262    2016
                                                             21.35             19.99        109,433    2015
                                                             20.23             21.35        115,163    2014
                                                             16.02             20.23        128,343    2013
                                                             14.23             16.02        134,174    2012
                                                             14.60             14.23        151,911    2011
-----------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares               $12.87            $13.41         25,609    2020
                                                             11.35             12.87         29,943    2019
                                                             13.53             11.35         43,378    2018
                                                             11.59             13.53        122,845    2017
                                                             10.73             11.59         47,131    2016
                                                             11.65             10.73         60,853    2015
                                                             12.17             11.65         80,878    2014
                                                              9.45             12.17        228,563    2013
                                                              7.92              9.45        141,355    2012
                                                              8.65              7.92         79,886    2011
-----------------------------------------------------------------------------------------------------------

                                      B-9

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.29            $ 9.18       1,759,156   2020
                                                                         9.26              9.29         912,990   2019
                                                                         9.27              9.26       1,479,858   2018
                                                                         9.36              9.27       1,161,071   2017
                                                                         9.50              9.36       1,125,157   2016
                                                                         9.64              9.50       1,250,827   2015
                                                                         9.79              9.64       1,293,779   2014
                                                                         9.94              9.79       1,582,501   2013
                                                                        10.00              9.94       1,780,070   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $26.11            $27.88          46,084   2020
                                                                        20.15             26.11          49,516   2019
                                                                        22.85             20.15          52,874   2018
                                                                        20.89             22.85          73,095   2017
                                                                        18.68             20.89         258,346   2016
                                                                        20.89             18.68          89,657   2015
                                                                        18.68             20.89         192,844   2014
                                                                        14.27             18.68         168,321   2013
                                                                        12.23             14.27         155,167   2012
                                                                        13.26             12.23         140,363   2011
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $26.70            $29.98         643,447   2020
                                                                        22.16             26.70         690,381   2019
                                                                        22.41             22.16         723,468   2018
                                                                        19.26             22.41         801,318   2017
                                                                        18.74             19.26         853,452   2016
                                                                        18.95             18.74         938,879   2015
                                                                        17.77             18.95       1,013,220   2014
                                                                        15.06             17.77       1,104,339   2013
                                                                        13.48             15.06       1,224,937   2012
                                                                        13.51             13.48       1,401,117   2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares               $18.73            $21.99         181,475   2020
                                                                        14.07             18.73         220,394   2019
                                                                        14.38             14.07         236,730   2018
                                                                        11.49             14.38         259,920   2017
                                                                        10.40             11.49         283,765   2016
                                                                        10.18             10.40         282,803   2015
                                                                         9.21             10.18         289,476   2014
                                                                         7.08              9.21         316,517   2013
                                                                         6.14              7.08         338,567   2012
                                                                         6.34              6.14         400,321   2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $29.00            $39.72         131,379   2020
                                                                        21.52             29.00         145,548   2019
                                                                        21.48             21.52         163,079   2018
                                                                        16.77             21.48         187,638   2017
                                                                        16.70             16.77         238,530   2016
                                                                        15.15             16.70         340,192   2015
                                                                        14.18             15.15         294,686   2014
                                                                        11.00             14.18         331,452   2013
                                                                         9.01             11.00         414,820   2012
                                                                         9.83              9.01         433,797   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $11.58            $13.66        158,695    2020
                                                                          9.13             11.58        175,303    2019
                                                                          9.98              9.13        194,930    2018
                                                                          8.00              9.98        227,316    2017
                                                                          7.97              8.00        256,643    2016
                                                                          8.30              7.97        268,778    2015
                                                                          7.87              8.30        311,668    2014
                                                                          6.23              7.87        355,709    2013
                                                                          5.28              6.23        383,282    2012
                                                                          6.23              5.28        478,497    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology and Innovation Portfolio --
   Service Shares                                                       $17.73            $26.33        159,117    2020
                                                                         12.43             17.73        164,461    2019
                                                                         12.51             12.43        176,548    2018
                                                                          8.76             12.51        196,648    2017
                                                                          7.81              8.76        206,886    2016
                                                                          7.58              7.81        209,775    2015
                                                                          7.04              7.58        226,530    2014
                                                                          5.28              7.04        235,995    2013
                                                                          4.50              5.28        243,798    2012
                                                                          5.00              4.50        283,920    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $13.45            $15.37         77,836    2020
                                                                         10.78             13.45         87,478    2019
                                                                         12.89             10.78         95,835    2018
                                                                         10.01             12.89        103,638    2017
                                                                         10.89             10.01        117,282    2016
                                                                         12.12             10.89        176,430    2015
                                                                         14.00             12.12        193,323    2014
                                                                         12.44             14.00        217,399    2013
                                                                         11.16             12.44        240,870    2012
                                                                         16.74             11.16        322,484    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                  $16.89            $22.06         88,955    2020
                                                                         12.68             16.89        102,968    2019
                                                                         13.25             12.68        116,811    2018
                                                                         10.55             13.25        148,706    2017
                                                                         10.68             10.55        170,027    2016
                                                                         10.32             10.68        184,915    2015
                                                                          9.29             10.32        220,448    2014
                                                                          7.26              9.29        262,581    2013
                                                                          6.23              7.26        286,391    2012
                                                                          6.69              6.23        355,034    2011
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II          $36.49            $42.31         22,533    2020
                                                                         29.69             36.49         26,741    2019
                                                                         32.97             29.69         28,059    2018
                                                                         28.86             32.97         36,874    2017
                                                                         29.03             28.86         52,447    2016
                                                                         30.05             29.03        216,799    2015
                                                                         25.41             30.05        352,079    2014
                                                                         17.50             25.41        118,366    2013
                                                                         15.00             17.50         18,188    2012
                                                                         14.91             15.00         20,486    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-11

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $21.30            $22.55         20,602    2020
                                                                        16.46             21.30         33,752    2019
                                                                        17.59             16.46         35,408    2018
                                                                        15.00             17.59         46,764    2017
                                                                        13.27             15.00         47,090    2016
                                                                        14.10             13.27         25,286    2015
                                                                        12.61             14.10         26,320    2014
                                                                        10.19             12.61         26,450    2013
                                                                         9.07             10.19         25,150    2012
                                                                         8.54              9.07         22,298    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.62            $14.12         47,769    2020
                                                                        10.73             13.62         49,018    2019
                                                                        11.95             10.73         40,100    2018
                                                                        10.57             11.95         54,782    2017
                                                                         9.49             10.57         63,519    2016
                                                                         9.92              9.49        184,270    2015
                                                                        10.00              9.92        424,660    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.93            $25.65         83,582    2020
                                                                        17.73             22.93         90,040    2019
                                                                        19.10             17.73        113,237    2018
                                                                        15.76             19.10        134,262    2017
                                                                        14.77             15.76        138,589    2016
                                                                        15.00             14.77        161,365    2015
                                                                        13.76             15.00        176,884    2014
                                                                        10.60             13.76        190,686    2013
                                                                         9.06             10.60        236,064    2012
                                                                         9.42              9.06        301,062    2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $26.44            $37.92        217,304    2020
                                                                        19.00             26.44        238,743    2019
                                                                        19.63             19.00        205,718    2018
                                                                        15.77             19.63        261,367    2017
                                                                        14.72             15.77        259,322    2016
                                                                        15.27             14.72        310,951    2015
                                                                        16.76             15.27        432,849    2014
                                                                        12.05             16.76        595,410    2013
                                                                        10.12             12.05        570,068    2012
                                                                        11.47             10.12        683,671    2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $23.65            $25.51         85,571    2020
                                                                        19.99             23.65         73,072    2019
                                                                        21.56             19.99         67,458    2018
                                                                        19.54             21.56         54,481    2017
                                                                        18.23             19.54         66,470    2016
                                                                        18.62             18.23         51,537    2015
                                                                        17.46             18.62         72,270    2014
                                                                        14.93             17.46         66,483    2013
                                                                        13.66             14.93         52,362    2012
                                                                        13.65             13.66         46,337    2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $32.01            $33.30        157,752    2020
                                                                        26.04             32.01        180,652    2019
                                                                        26.23             26.04        210,995    2018
                                                                        23.25             26.23        230,710    2017
                                                                        21.22             23.25        262,354    2016
                                                                        25.28             21.22        284,502    2015
                                                                        22.82             25.28        326,627    2014
                                                                        19.27             22.82        357,678    2013
                                                                        17.28             19.27        404,792    2012
                                                                        16.47             17.28        475,992    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-12

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                      $17.42            $20.97        128,332    2020
                                                                              12.67             17.42        144,715    2019
                                                                              12.79             12.67        161,059    2018
                                                                              10.14             12.79        203,836    2017
                                                                               9.72             10.14        233,647    2016
                                                                              10.00              9.72        248,274    2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $15.89            $16.89         80,177    2020
                                                                              14.44             15.89         80,902    2019
                                                                              15.51             14.44         84,755    2018
                                                                              13.88             15.51        110,875    2017
                                                                              12.48             13.88        124,152    2016
                                                                              13.96             12.48        139,472    2015
                                                                              14.10             13.96        174,325    2014
                                                                              14.30             14.10        188,676    2013
                                                                              12.65             14.30        541,973    2012
                                                                              12.60             12.65        300,792    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $24.87            $25.91        210,403    2020
                                                                              22.01             24.87        251,356    2019
                                                                              22.96             22.01        275,544    2018
                                                                              21.86             22.96        303,723    2017
                                                                              19.74             21.86        368,739    2016
                                                                              20.37             19.74        446,093    2015
                                                                              20.01             20.37        656,315    2014
                                                                              19.22             20.01        717,099    2013
                                                                              17.07             19.22        780,872    2012
                                                                              16.77             17.07        822,892    2011
----------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares                                               $21.17            $22.01         40,209    2020
                                                                              20.09             21.17         46,993    2019
                                                                              19.97             20.09         52,610    2018
                                                                              19.73             19.97         56,620    2017
                                                                              18.81             19.73         61,400    2016
                                                                              19.04             18.81         78,092    2015
                                                                              17.39             19.04        112,916    2014
                                                                              17.57             17.39        117,400    2013
                                                                              16.09             17.57        128,422    2012
                                                                              15.30             16.09        109,168    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $29.10            $33.65        140,698    2020
                                                                              26.07             29.10        204,056    2019
                                                                              27.11             26.07        239,375    2018
                                                                              25.26             27.11        264,990    2017
                                                                              25.48             25.26        305,413    2016
                                                                              26.23             25.48        178,367    2015
                                                                              21.47             26.23        193,677    2014
                                                                              25.04             21.47        236,515    2013
                                                                              24.35             25.04        301,781    2012
                                                                              19.33             24.35        379,501    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-13

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.43            $12.61         305,236   2020
                                                                 12.13             12.43         188,254   2019
                                                                 12.28             12.13         240,074   2018
                                                                 12.30             12.28         172,638   2017
                                                                 12.31             12.30         187,905   2016
                                                                 12.46             12.31         226,675   2015
                                                                 12.54             12.46         306,673   2014
                                                                 12.75             12.54         313,874   2013
                                                                 12.23             12.75         424,975   2012
                                                                 12.28             12.23         349,730   2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $20.91            $22.38         866,462   2020
                                                                 19.59             20.91         949,003   2019
                                                                 20.00             19.59       1,000,484   2018
                                                                 19.35             20.00       1,158,438   2017
                                                                 19.14             19.35       1,239,817   2016
                                                                 19.34             19.14       1,513,064   2015
                                                                 18.83             19.34       1,609,156   2014
                                                                 19.50             18.83       1,868,250   2013
                                                                 18.06             19.50       2,564,757   2012
                                                                 17.70             18.06       2,486,696   2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $14.48            $20.67         136,569   2020
                                                                 10.74             14.48         138,989   2019
                                                                 11.10             10.74         145,758   2018
                                                                  8.60             11.10         173,089   2017
                                                                  8.24              8.60         306,558   2016
                                                                  7.72              8.24         602,462   2015
                                                                  6.68              7.72         200,599   2014
                                                                  5.04              6.68         204,863   2013
                                                                  4.38              5.04         253,833   2012
                                                                  4.35              4.38         362,126   2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $14.44            $15.23          86,313   2020
                                                                 13.50             14.44         100,611   2019
                                                                 13.90             13.50         108,566   2018
                                                                 13.67             13.90         121,446   2017
                                                                 13.48             13.67         143,299   2016
                                                                 13.74             13.48         156,487   2015
                                                                 13.27             13.74         173,443   2014
                                                                 13.66             13.27         197,089   2013
                                                                 13.12             13.66         219,934   2012
                                                                 12.42             13.12         248,870   2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $27.21            $35.81         215,755   2020
                                                                 20.11             27.21         254,769   2019
                                                                 20.98             20.11         284,736   2018
                                                                 16.59             20.98         331,854   2017
                                                                 16.44             16.59         387,263   2016
                                                                 16.16             16.44         405,203   2015
                                                                 14.38             16.16         426,362   2014
                                                                 10.83             14.38         459,263   2013
                                                                  9.09             10.83         539,898   2012
                                                                  9.19              9.09         658,419   2011
---------------------------------------------------------------------------------------------------------------

                                     B-14

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $45.42            $42.40          46,397   2020
                                                                36.55             45.42          66,306   2019
                                                                39.36             36.55          70,639   2018
                                                                37.76             39.36          83,707   2017
                                                                35.49             37.76         106,712   2016
                                                                34.46             35.49         123,669   2015
                                                                26.52             34.46         128,770   2014
                                                                26.24             26.52         151,337   2013
                                                                22.81             26.24         167,095   2012
                                                                21.08             22.81         193,226   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.69            $26.36         933,600   2020
                                                                17.58             22.69       1,194,494   2019
                                                                18.74             17.58       1,285,952   2018
                                                                15.65             18.74       1,405,553   2017
                                                                14.24             15.65       1,572,348   2016
                                                                14.30             14.24       1,603,124   2015
                                                                12.82             14.30       1,843,654   2014
                                                                 9.86             12.82       2,044,058   2013
                                                                 8.65              9.86       2,212,142   2012
                                                                 8.64              8.65       2,191,568   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $39.04            $44.04         171,381   2020
                                                                31.43             39.04         205,007   2019
                                                                35.34             31.43         234,827   2018
                                                                31.83             35.34         276,380   2017
                                                                26.11             31.83         330,749   2016
                                                                27.64             26.11         370,982   2015
                                                                27.05             27.64         324,300   2014
                                                                20.06             27.05         375,415   2013
                                                                17.77             20.06         440,052   2012
                                                                17.50             17.77         560,563   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $19.93            $20.90         205,051   2020
                                                                17.47             19.93         219,329   2019
                                                                18.94             17.47         246,090   2018
                                                                16.64             18.94         275,912   2017
                                                                15.88             16.64         312,549   2016
                                                                16.31             15.88         371,551   2015
                                                                15.72             16.31         423,330   2014
                                                                13.88             15.72         440,997   2013
                                                                12.53             13.88         428,943   2012
                                                                13.09             12.53         514,189   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $15.46            $16.16           1,258   2020
                                                                13.58             15.46           1,397   2019
                                                                14.77             13.58           1,680   2018
                                                                13.00             14.77           2,692   2017
                                                                12.45             13.00           2,933   2016
                                                                12.81             12.45           3,295   2015
                                                                12.37             12.81           3,350   2014
                                                                10.96             12.37           3,507   2013
                                                                 9.91             10.96           3,854   2012
                                                                10.38              9.91           3,821   2011
--------------------------------------------------------------------------------------------------------------

                                     B-15

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.03            $29.03        224,417    2020
                                                             18.52             24.03        251,092    2019
                                                             19.46             18.52        281,195    2018
                                                             16.48             19.46        322,025    2017
                                                             15.30             16.48        357,225    2016
                                                             15.90             15.30        397,966    2015
                                                             14.31             15.90        391,578    2014
                                                             10.85             14.31        437,924    2013
                                                              9.51             10.85        517,654    2012
                                                              9.95              9.51        560,899    2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $42.59            $54.71         20,268    2020
                                                             33.67             42.59         21,646    2019
                                                             36.26             33.67         24,462    2018
                                                             28.37             36.26         33,886    2017
                                                             28.46             28.37         39,014    2016
                                                             27.29             28.46         43,488    2015
                                                             25.96             27.29         47,716    2014
                                                             20.38             25.96         53,125    2013
                                                             18.70             20.38         64,668    2012
                                                             19.88             18.70         76,864    2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $45.26            $69.36         14,993    2020
                                                             34.60             45.26         10,988    2019
                                                             35.54             34.60         12,556    2018
                                                             26.51             35.54         10,511    2017
                                                             27.26             26.51         13,510    2016
                                                             24.93             27.26         20,554    2015
                                                             23.09             24.93          8,869    2014
                                                             17.10             23.09         12,447    2013
                                                             15.00             17.10         14,023    2012
                                                             15.24             15.00         33,965    2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $12.46            $13.72         59,810    2020
                                                             11.47             12.46         77,651    2019
                                                             14.28             11.47         83,871    2018
                                                             14.57             14.28         82,933    2017
                                                             11.85             14.57         95,348    2016
                                                             16.91             11.85        101,489    2015
                                                             21.41             16.91        129,720    2014
                                                             19.80             21.41        142,114    2013
                                                             20.71             19.80        176,079    2012
                                                             26.07             20.71        220,859    2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $34.25            $48.30         24,664    2020
                                                             25.37             34.25         29,442    2019
                                                             25.69             25.37         36,344    2018
                                                             19.38             25.69         42,486    2017
                                                             19.57             19.38         28,136    2016
                                                             19.60             19.57         40,677    2015
                                                             19.16             19.60         45,562    2014
                                                             13.91             19.16         49,024    2013
                                                             11.73             13.91         34,593    2012
                                                             12.60             11.73        118,501    2011
-----------------------------------------------------------------------------------------------------------

                                     B-16

                      Each Annuitant Over Age 70 at Issue

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.71            $15.80         39,269    2020
                                                            12.66             14.71         72,036    2019
                                                            13.76             12.66         75,732    2018
                                                            12.11             13.76         76,542    2017
                                                            11.79             12.11         77,391    2016
                                                            11.85             11.79            730    2015
                                                            11.25             11.85          1,795    2014
                                                             9.84             11.25          5,813    2013
                                                             8.83              9.84          5,840    2012
                                                             9.27              8.83          7,354    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $25.08            $34.29          8,299    2020
                                                            19.66             25.08          8,647    2019
                                                            22.22             19.66         12,549    2018
                                                            16.58             22.22         80,142    2017
                                                            17.02             16.58         15,683    2016
                                                            16.87             17.02         16,968    2015
                                                            16.37             16.87         19,828    2014
                                                            13.55             16.37         23,690    2013
                                                            12.17             13.55         28,422    2012
                                                            16.16             12.17          5,555    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $26.05            $26.24        125,342    2020
                                                            21.44             26.05        235,784    2019
                                                            23.16             21.44        293,615    2018
                                                            19.87             23.16        210,229    2017
                                                            18.20             19.87        246,657    2016
                                                            18.25             18.20        290,975    2015
                                                            16.99             18.25        354,874    2014
                                                            12.84             16.99        439,020    2013
                                                            11.14             12.84        477,783    2012
                                                            10.69             11.14        555,841    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.70            $10.75         16,896    2020
                                                             9.32             10.70         24,315    2019
                                                            12.32              9.32         37,258    2018
                                                            10.01             12.32         37,842    2017
                                                            10.27             10.01         61,391    2016
                                                            10.20             10.27         84,308    2015
                                                            11.10             10.20         93,908    2014
                                                             9.20             11.10        103,146    2013
                                                             8.19              9.20        173,279    2012
                                                            10.35              8.19        127,540    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $18.67            $24.81         77,608    2020
                                                            14.14             18.67         90,408    2019
                                                            14.06             14.14         98,493    2018
                                                            10.86             14.06        120,531    2017
                                                            10.79             10.86        136,691    2016
                                                             9.91             10.79        532,039    2015
                                                             8.85              9.91        170,946    2014
                                                             6.57              8.85        197,208    2013
                                                             5.73              6.57        270,616    2012
                                                             6.06              5.73        272,810    2011
----------------------------------------------------------------------------------------------------------

                                     B-17

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.86            $42.08         15,033    2020
                                                                                   20.84             27.86         21,887    2019
                                                                                   21.44             20.84         23,222    2018
                                                                                   16.30             21.44         26,534    2017
                                                                                   15.61             16.30         28,280    2016
                                                                                   16.13             15.61         37,745    2015
                                                                                   16.76             16.13        101,745    2014
                                                                                   11.73             16.76        124,463    2013
                                                                                   10.40             11.73        128,818    2012
                                                                                   10.15             10.40        171,690    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $30.19            $40.43         39,790    2020
                                                                                   22.61             30.19          2,721    2019
                                                                                   24.46             22.61          4,285    2018
                                                                                   19.67             24.46          4,540    2017
                                                                                   20.50             19.67          4,671    2016
                                                                                   20.20             20.50          9,126    2015
                                                                                   17.85             20.20          9,784    2014
                                                                                   14.03             17.85         11,181    2013
                                                                                   12.54             14.03         13,111    2012
                                                                                   12.93             12.54         14,331    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $13.56            $15.28         36,004    2020
                                                                                   11.77             13.56         74,596    2019
                                                                                   12.68             11.77         80,489    2018
                                                                                   11.84             12.68         73,122    2017
                                                                                   11.47             11.84         73,906    2016
                                                                                   11.60             11.47         27,614    2015
                                                                                   10.93             11.60         28,088    2014
                                                                                    9.85             10.93         32,343    2013
                                                                                    8.94              9.85         35,902    2012
                                                                                    9.06              8.94         35,763    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                               $34.38            $47.39         63,055    2020
                                                                                   25.16             34.38         78,343    2019
                                                                                   27.32             25.16         49,097    2018
                                                                                   21.63             27.32         50,806    2017
                                                                                   21.56             21.63         34,097    2016
                                                                                   20.62             21.56         33,120    2015
                                                                                   19.88             20.62          2,784    2014
                                                                                   14.91             19.88          3,450    2013
                                                                                   13.06             14.91          3,440    2012
                                                                                   13.17             13.06          3,549    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $24.74            $30.96        107,703    2020
                                                                                   19.14             24.74        170,399    2019
                                                                                   22.49             19.14        124,522    2018
                                                                                   16.78             22.49        234,932    2017
                                                                                   17.10             16.78        163,985    2016
                                                                                   16.78             17.10        326,992    2015
                                                                                   16.72             16.78        250,253    2014
                                                                                   13.40             16.72        284,661    2013
                                                                                   11.27             13.40        266,587    2012
                                                                                   12.53             11.27        342,451    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-18

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $20.53            $22.94         66,276
                                                                                      15.85             20.53         82,802
                                                                                      17.55             15.85         97,922
                                                                                      15.31             17.55        107,683
                                                                                      13.99             15.31        136,070
                                                                                      13.80             13.99        176,062
                                                                                      12.72             13.80        204,800
                                                                                       9.84             12.72        229,023
                                                                                       8.59              9.84        258,610
                                                                                       8.76              8.59        492,178
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $40.05            $47.10          6,151
                                                                                      32.30             40.05          7,566
                                                                                      36.73             32.30         10,591
                                                                                      32.80             36.73         31,466
                                                                                      28.36             32.80         43,402
                                                                                      30.72             28.36         20,899
                                                                                      27.99             30.72         50,159
                                                                                      20.25             27.99        102,491
                                                                                      17.51             20.25         35,587
                                                                                      18.24             17.51        103,397
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.16            $32.42         28,440
                                                                                      17.23             23.16        172,629
                                                                                      18.19             17.23         45,096
                                                                                      14.53             18.19        139,606
                                                                                      14.45             14.53         71,619
                                                                                      14.00             14.45         85,280
                                                                                      13.14             14.00         96,398
                                                                                       9.54             13.14        106,128
                                                                                      10.00              9.54        116,273
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $27.28            $38.07          8,958
                                                                                      20.34             27.28         14,719
                                                                                      21.53             20.34         23,962
                                                                                      17.24             21.53         27,654
                                                                                      17.19             17.24         31,278
                                                                                      16.70             17.19         34,713
                                                                                      15.70             16.70         36,790
                                                                                      11.43             15.70         40,563
                                                                                      10.25             11.43         49,350
                                                                                      11.14             10.25         54,716
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $25.25            $24.55         54,731
                                                                                      20.56             25.25         55,278
                                                                                      23.87             20.56         79,497
                                                                                      20.65             23.87         90,727
                                                                                      17.96             20.65        134,810
                                                                                      19.47             17.96        142,041
                                                                                      18.16             19.47        170,566
                                                                                      13.62             18.16        185,902
                                                                                      11.65             13.62        199,545
                                                                                      12.11             11.65        292,530
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $20.04            $22.42         20,517
                                                                                      15.80             20.04         29,758
                                                                                      17.75             15.80         42,444
                                                                                      15.95             17.75         46,935
                                                                                      14.72             15.95         54,908
                                                                                      15.89             14.72         59,217
                                                                                      14.94             15.89         70,075
                                                                                      11.76             14.94         77,757
                                                                                      10.51             11.76         87,353
                                                                                      10.70             10.51        106,447
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-19

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      $17.02            $18.34         33,195    2020
                                                                                14.43             17.02         36,077    2019
                                                                                16.26             14.43         21,975    2018
                                                                                14.93             16.26         23,302    2017
                                                                                13.23             14.93         24,349    2016
                                                                                13.81             13.23          9,427    2015
                                                                                12.92             13.81         12,515    2014
                                                                                10.52             12.92          7,947    2013
                                                                                 9.52             10.52          2,604    2012
                                                                                 9.82              9.52          5,313    2011
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $21.02            $23.50         13,381    2020
                                                                                16.67             21.02         20,330    2019
                                                                                20.00             16.67         24,749    2018
                                                                                16.58             20.00         26,005    2017
                                                                                16.98             16.58         35,527    2016
                                                                                17.74             16.98         51,130    2015
                                                                                18.03             17.74         61,449    2014
                                                                                15.45             18.03         65,483    2013
                                                                                13.64             15.45         67,666    2012
                                                                                14.92             13.64         86,178    2011
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    $20.80            $21.53          1,457    2020
                                                                                16.26             20.80          1,983    2019
                                                                                20.51             16.26          2,908    2018
                                                                                17.80             20.51          3,062    2017
                                                                                15.35             17.80          3,833    2016
                                                                                17.48             15.35          4,279    2015
                                                                                16.72             17.48          4,414    2014
                                                                                12.76             16.72          3,962    2013
                                                                                11.03             12.76          7,623    2012
                                                                                11.62             11.03         10,410    2011
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     $12.57            $13.54          6,867    2020
                                                                                11.74             12.57         15,240    2019
                                                                                12.29             11.74         18,558    2018
                                                                                12.06             12.29         19,152    2017
                                                                                11.75             12.06        107,135    2016
                                                                                12.26             11.75         24,040    2015
                                                                                12.07             12.26         29,313    2014
                                                                                13.42             12.07         37,068    2013
                                                                                12.71             13.42         55,401    2012
                                                                                11.57             12.71        168,460    2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.30            $18.68         17,842    2020
                                                                                11.59             15.30         17,907    2019
                                                                                12.33             11.59         18,102    2018
                                                                                10.88             12.33         22,481    2017
                                                                                10.02             10.88         22,585    2016
                                                                                10.53             10.02         22,925    2015
                                                                                 9.45             10.53         24,003    2014
                                                                                 7.15              9.45         25,725    2013
                                                                                 6.50              7.15         25,471    2012
                                                                                 6.55              6.50         44,902    2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-20

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $26.93            $31.67          7,780    2020
                                                                               21.29             26.93         14,036    2019
                                                                               23.21             21.29          9,004    2018
                                                                               20.74             23.21         10,721    2017
                                                                               17.09             20.74         40,993    2016
                                                                               18.65             17.09         41,064    2015
                                                                               18.06             18.65         44,224    2014
                                                                               12.93             18.06         53,277    2013
                                                                               11.61             12.93        106,296    2012
                                                                               12.13             11.61         93,913    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $22.35            $22.66          2,504    2020
                                                                               18.41             22.35          4,012    2019
                                                                               20.38             18.41          5,399    2018
                                                                               19.19             20.38         17,706    2017
                                                                               16.59             19.19         22,701    2016
                                                                               17.98             16.59         21,292    2015
                                                                               16.68             17.98         19,467    2014
                                                                               12.33             16.68         20,852    2013
                                                                               11.02             12.33         74,607    2012
                                                                               11.53             11.02        123,977    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $19.79            $23.48         61,493    2020
                                                                               17.09             19.79         89,934    2019
                                                                               18.82             17.09        112,173    2018
                                                                               16.83             18.82        140,478    2017
                                                                               16.50             16.83        157,509    2016
                                                                               16.95             16.50        151,329    2015
                                                                               16.92             16.95        158,853    2014
                                                                               15.04             16.92        162,329    2013
                                                                               13.91             15.04        139,559    2012
                                                                               14.69             13.91        128,664    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $31.94            $45.04         16,912    2020
                                                                               24.56             31.94          1,661    2019
                                                                               24.31             24.56          2,524    2018
                                                                               19.14             24.31          3,097    2017
                                                                               18.10             19.14          6,574    2016
                                                                               17.96             18.10          8,916    2015
                                                                               16.03             17.96         10,452    2014
                                                                               12.21             16.03          5,559    2013
                                                                               10.82             12.21          6,322    2012
                                                                               10.76             10.82          6,250    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.95            $21.98         19,212    2020
                                                                               13.09             16.95         19,107    2019
                                                                               13.64             13.09         35,930    2018
                                                                               10.43             13.64         45,913    2017
                                                                               10.00             10.43        146,140    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.19            $13.04         30,347    2020
                                                                                9.91             12.19         29,975    2019
                                                                               12.12              9.91         52,878    2018
                                                                                9.69             12.12         53,333    2017
                                                                               10.00              9.69         60,989    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-21

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $13.81            $13.85         25,868    2020
                                                                       13.12             13.81         35,898    2019
                                                                       13.36             13.12         45,516    2018
                                                                       13.14             13.36        144,838    2017
                                                                       12.27             13.14        102,382    2016
                                                                       12.61             12.27         87,954    2015
                                                                       12.75             12.61        119,406    2014
                                                                       12.49             12.75        254,070    2013
                                                                       11.84             12.49        279,223    2012
                                                                       11.75             11.84        240,401    2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $23.62            $24.48         23,099    2020
                                                                       21.05             23.62         26,727    2019
                                                                       22.18             21.05         39,678    2018
                                                                       21.17             22.18         43,865    2017
                                                                       18.80             21.17         50,444    2016
                                                                       19.67             18.80         59,836    2015
                                                                       19.53             19.67         90,580    2014
                                                                       18.62             19.53        119,108    2013
                                                                       16.57             18.62        187,519    2012
                                                                       16.06             16.57        175,897    2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $47.06            $59.43         16,732    2020
                                                                       35.85             47.06         18,532    2019
                                                                       35.22             35.85         25,796    2018
                                                                       27.99             35.22         29,253    2017
                                                                       27.54             27.99         32,347    2016
                                                                       26.39             27.54         38,512    2015
                                                                       24.53             26.39         38,347    2014
                                                                       17.87             24.53         41,630    2013
                                                                       15.53             17.87         45,828    2012
                                                                       18.26             15.53         58,754    2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                  $18.48            $20.80          1,067    2020
                                                                       15.93             18.48          1,111    2019
                                                                       17.17             15.93          1,163    2018
                                                                       15.35             17.17          1,157    2017
                                                                       15.19             15.35          2,584    2016
                                                                       15.46             15.19          3,369    2015
                                                                       14.90             15.46          3,386    2014
                                                                       13.14             14.90          3,590    2013
                                                                       11.91             13.14          3,444    2012
                                                                       12.47             11.91          4,972    2011
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $20.82            $24.99         65,549    2020
                                                                       17.06             20.82         56,557    2019
                                                                       18.17             17.06         61,862    2018
                                                                       15.91             18.17         81,186    2017
                                                                       15.13             15.91        100,119    2016
                                                                       15.34             15.13        116,023    2015
                                                                       14.18             15.34        114,512    2014
                                                                       12.10             14.18        121,253    2013
                                                                       10.72             12.10        355,970    2012
                                                                       11.34             10.72         78,097    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-22

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $29.10            $37.25         93,316    2020
                                                                         22.55             29.10        109,967    2019
                                                                         24.57             22.55        169,391    2018
                                                                         20.56             24.57        286,000    2017
                                                                         19.41             20.56        260,232    2016
                                                                         19.67             19.41        361,852    2015
                                                                         17.92             19.67        394,541    2014
                                                                         13.92             17.92        510,958    2013
                                                                         12.19             13.92        512,266    2012
                                                                         12.76             12.19        729,074    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $35.95            $47.12          4,562    2020
                                                                         28.17             35.95          3,457    2019
                                                                         30.22             28.17          5,593    2018
                                                                         24.89             30.22          6,194    2017
                                                                         24.67             24.89          6,319    2016
                                                                         24.84             24.67          6,394    2015
                                                                         22.84             24.84          8,428    2014
                                                                         16.80             22.84          6,723    2013
                                                                         13.98             16.80          6,396    2012
                                                                         14.63             13.98          6,418    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $23.87            $24.98        211,436    2020
                                                                         19.10             23.87        284,799    2019
                                                                         21.25             19.10        261,222    2018
                                                                         19.19             21.25        314,110    2017
                                                                         16.58             19.19        365,664    2016
                                                                         17.62             16.58        390,806    2015
                                                                         16.52             17.62        560,410    2014
                                                                         13.15             16.52        537,567    2013
                                                                         11.43             13.15        555,228    2012
                                                                         11.55             11.43        638,998    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.73            $22.98        122,886    2020
                                                                         17.05             21.73         64,103    2019
                                                                         19.10             17.05         89,636    2018
                                                                         16.66             19.10        205,668    2017
                                                                         14.64             16.66        282,207    2016
                                                                         15.28             14.64        126,570    2015
                                                                         14.10             15.28        139,845    2014
                                                                         10.76             14.10        151,199    2013
                                                                          9.26             10.76        162,733    2012
                                                                          9.29              9.26        134,477    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $32.60            $53.91         72,931    2020
                                                                         23.60             32.60         44,087    2019
                                                                         21.40             23.60         87,496    2018
                                                                         16.22             21.40          7,996    2017
                                                                         16.49             16.22         26,554    2016
                                                                         15.93             16.49         37,918    2015
                                                                         14.47             15.93         27,105    2014
                                                                         10.71             14.47        119,187    2013
                                                                         10.00             10.71        149,018    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $18.81            $26.54         48,223    2020
                                                                         14.28             18.81        120,525    2019
                                                                         14.59             14.28        137,838    2018
                                                                         11.01             14.59        176,047    2017
                                                                         11.14             11.01        163,075    2016
                                                                         10.60             11.14        184,718    2015
                                                                          9.71             10.60        211,567    2014
                                                                          7.26              9.71        248,055    2013
                                                                          6.46              7.26        268,467    2012
                                                                          6.57              6.46        498,422    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-23

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.47            $14.45         26,760    2020
                                                                  12.52             13.47         27,775    2019
                                                                  12.84             12.52         30,416    2018
                                                                  12.56             12.84         42,251    2017
                                                                  12.23             12.56         55,040    2016
                                                                  12.55             12.23         82,930    2015
                                                                  12.09             12.55         84,189    2014
                                                                  12.56             12.09         83,541    2013
                                                                  12.10             12.56        119,281    2012
                                                                  11.50             12.10         26,105    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $39.32            $45.55         90,147    2020
                                                                  32.47             39.32        138,398    2019
                                                                  38.76             32.47        171,422    2018
                                                                  32.71             38.76        231,230    2017
                                                                  29.73             32.71        246,101    2016
                                                                  30.75             29.73        240,036    2015
                                                                  29.50             30.75        262,926    2014
                                                                  22.09             29.50        294,126    2013
                                                                  19.61             22.09        356,139    2012
                                                                  22.38             19.61        379,302    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $23.55            $25.01          2,219    2020
                                                                  17.87             23.55          2,745    2019
                                                                  22.04             17.87          3,018    2018
                                                                  18.82             22.04          3,278    2017
                                                                  17.52             18.82          3,581    2016
                                                                  18.41             17.52          5,878    2015
                                                                  17.59             18.41         45,233    2014
                                                                  13.74             17.59        140,033    2013
                                                                  11.00             13.74         60,039    2012
                                                                  12.30             11.00         13,671    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.82            $15.18          9,129    2020
                                                                  11.73             13.82          9,362    2019
                                                                  13.21             11.73         11,505    2018
                                                                  12.00             13.21         15,654    2017
                                                                  10.79             12.00         16,919    2016
                                                                  11.70             10.79         22,391    2015
                                                                  11.57             11.70         25,498    2014
                                                                   9.51             11.57         19,751    2013
                                                                   8.39              9.51         15,786    2012
                                                                   8.67              8.39         38,498    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $19.12            $18.93         83,538    2020
                                                                  16.76             19.12         97,851    2019
                                                                  17.82             16.76         91,719    2018
                                                                  16.53             17.82        120,801    2017
                                                                  14.74             16.53        157,523    2016
                                                                  16.14             14.74        134,271    2015
                                                                  15.69             16.14        148,032    2014
                                                                  14.01             15.69        190,886    2013
                                                                  12.65             14.01        192,273    2012
                                                                  12.57             12.65        318,150    2011
----------------------------------------------------------------------------------------------------------------

                                     B-24

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $25.46            $23.77          18,506   2020
                                                                        21.13             25.46          18,723   2019
                                                                        23.64             21.13          26,418   2018
                                                                        22.20             23.64          32,927   2017
                                                                        19.46             22.20          36,681   2016
                                                                        20.82             19.46          37,526   2015
                                                                        19.77             20.82          42,509   2014
                                                                        15.68             19.77          48,419   2013
                                                                        13.97             15.68          58,938   2012
                                                                        14.36             13.97          74,200   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.52            $13.02          19,300   2020
                                                                        11.06             12.52          19,905   2019
                                                                        13.21             11.06          21,027   2018
                                                                        11.34             13.21         130,910   2017
                                                                        10.52             11.34          18,810   2016
                                                                        11.45             10.52          20,467   2015
                                                                        11.98             11.45          21,676   2014
                                                                         9.32             11.98         245,967   2013
                                                                         7.83              9.32          98,401   2012
                                                                         8.56              7.83          27,129   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.16            $ 9.02         680,076   2020
                                                                         9.14              9.16         449,877   2019
                                                                         9.17              9.14       1,421,915   2018
                                                                         9.28              9.17         621,617   2017
                                                                         9.43              9.28         549,579   2016
                                                                         9.60              9.43         683,254   2015
                                                                         9.76              9.60         793,766   2014
                                                                         9.93              9.76         798,286   2013
                                                                        10.00              9.93         906,678   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $25.34            $27.01           8,292   2020
                                                                        19.60             25.34          12,641   2019
                                                                        22.27             19.60          17,760   2018
                                                                        20.40             22.27          20,208   2017
                                                                        18.28             20.40         131,107   2016
                                                                        20.49             18.28          35,995   2015
                                                                        18.35             20.49          64,726   2014
                                                                        14.05             18.35          68,016   2013
                                                                        12.06             14.05          39,047   2012
                                                                        13.11             12.06          46,046   2011
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $25.66            $28.76         147,901   2020
                                                                        21.35             25.66         172,832   2019
                                                                        21.62             21.35         222,570   2018
                                                                        18.62             21.62         274,996   2017
                                                                        18.16             18.62         317,005   2016
                                                                        18.40             18.16         370,512   2015
                                                                        17.29             18.40         438,286   2014
                                                                        14.68             17.29         492,185   2013
                                                                        13.17             14.68         526,193   2012
                                                                        13.22             13.17         646,912   2011
----------------------------------------------------------------------------------------------------------------------

                                     B-25

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares                $18.00            $21.09         11,552    2020
                                                                         13.55             18.00         14,294    2019
                                                                         13.88             13.55         16,309    2018
                                                                         11.11             13.88         28,039    2017
                                                                         10.08             11.11         33,413    2016
                                                                          9.88             10.08         39,786    2015
                                                                          8.96              9.88         45,221    2014
                                                                          6.90              8.96         47,470    2013
                                                                          6.00              6.90         62,747    2012
                                                                          6.21              6.00        131,586    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                     $27.88            $38.10         23,656    2020
                                                                         20.72             27.88         28,292    2019
                                                                         20.73             20.72         48,806    2018
                                                                         16.22             20.73         53,866    2017
                                                                         16.18             16.22         57,215    2016
                                                                         14.71             16.18         86,700    2015
                                                                         13.79             14.71        110,005    2014
                                                                         10.72             13.79        125,540    2013
                                                                          8.81             10.72        201,927    2012
                                                                          9.63              8.81        183,370    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $11.13            $13.10         15,011    2020
                                                                          8.79             11.13         24,361    2019
                                                                          9.63              8.79         26,599    2018
                                                                          7.73              9.63         50,344    2017
                                                                          7.72              7.73         62,402    2016
                                                                          8.06              7.72         79,572    2015
                                                                          7.65              8.06         85,643    2014
                                                                          6.08              7.65        104,931    2013
                                                                          5.16              6.08        124,192    2012
                                                                          6.10              5.16        171,096    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology and Innovation Portfolio --
   Service Shares                                                       $17.04             25.25         14,321    2020
                                                                         11.97             17.04         19,348    2019
                                                                         12.07             11.97         26,903    2018
                                                                          8.47             12.07         29,358    2017
                                                                          7.57              8.47         29,813    2016
                                                                          7.36              7.57         31,814    2015
                                                                          6.85              7.36         31,404    2014
                                                                          5.14              6.85         39,821    2013
                                                                          4.39              5.14         41,402    2012
                                                                          4.89              4.39         38,950    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $12.93            $14.74          8,347    2020
                                                                         10.38             12.93         13,461    2019
                                                                         12.44             10.38         16,104    2018
                                                                          9.68             12.44         17,147    2017
                                                                         10.55              9.68         22,034    2016
                                                                         11.77             10.55         38,521    2015
                                                                         13.62             11.77         44,808    2014
                                                                         12.12             13.62         48,014    2013
                                                                         10.90             12.12         59,176    2012
                                                                         16.38             10.90         67,724    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-26

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                 $16.23            $21.16         20,159    2020
                                                                        12.21             16.23         24,242    2019
                                                                        12.79             12.21         34,754    2018
                                                                        10.20             12.79         48,718    2017
                                                                        10.35             10.20         57,402    2016
                                                                        10.02             10.35         67,979    2015
                                                                         9.04             10.02         71,913    2014
                                                                         7.07              9.04         80,014    2013
                                                                         6.08              7.07         88,389    2012
                                                                         6.55              6.08         96,656    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $35.27            $40.82         11,886    2020
                                                                        28.76             35.27         12,983    2019
                                                                        32.01             28.76         10,833    2018
                                                                        28.07             32.01         14,484    2017
                                                                        28.29             28.07         29,029    2016
                                                                        29.35             28.29        180,673    2015
                                                                        24.86             29.35        348,518    2014
                                                                        17.16             24.86        116,504    2013
                                                                        14.74             17.16          6,100    2012
                                                                        14.68             14.74          5,907    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $20.76            $21.94            356    2020
                                                                        16.07             20.76         43,687    2019
                                                                        17.21             16.07         68,322    2018
                                                                        14.71             17.21         85,476    2017
                                                                        13.04             14.71         70,970    2016
                                                                        13.88             13.04         18,545    2015
                                                                        12.44             13.88         19,163    2014
                                                                        10.07             12.44         14,981    2013
                                                                         8.98             10.07         45,033    2012
                                                                         8.48              8.98         32,162    2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.48            $13.94            397    2020
                                                                        10.64             13.48          5,756    2019
                                                                        11.88             10.64         28,741    2018
                                                                        10.52             11.88         30,289    2017
                                                                         9.47             10.52         39,878    2016
                                                                         9.92              9.47         41,295    2015
                                                                        10.00              9.92        279,737    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.04            $24.61         23,413    2020
                                                                        17.08             22.04         24,781    2019
                                                                        18.43             17.08         30,547    2018
                                                                        15.24             18.43         34,746    2017
                                                                        14.31             15.24         36,469    2016
                                                                        14.56             14.31         40,787    2015
                                                                        13.38             14.56         53,791    2014
                                                                        10.33             13.38         65,633    2013
                                                                         8.85             10.33        106,961    2012
                                                                         9.22              8.85        131,430    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-27

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares              $25.41            $36.37         24,627    2020
                                                                    18.30             25.41         35,167    2019
                                                                    18.94             18.30         46,093    2018
                                                                    15.25             18.94         90,754    2017
                                                                    14.26             15.25         55,485    2016
                                                                    14.83             14.26         67,760    2015
                                                                    16.30             14.83         81,858    2014
                                                                    11.74             16.30        271,432    2013
                                                                     9.88             11.74        196,707    2012
                                                                    11.23              9.88        215,884    2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares               $22.84            $24.58         17,075    2020
                                                                    19.34             22.84         17,806    2019
                                                                    20.90             19.34         19,360    2018
                                                                    18.98             20.90         23,768    2017
                                                                    17.74             18.98         41,103    2016
                                                                    18.16             17.74         27,475    2015
                                                                    17.06             18.16         30,532    2014
                                                                    14.62             17.06         28,404    2013
                                                                    13.41             14.62         25,942    2012
                                                                    13.43             13.41         24,513    2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                  $30.77            $31.94         42,173    2020
                                                                    25.08             30.77         45,545    2019
                                                                    25.31             25.08         54,342    2018
                                                                    22.49             25.31         59,112    2017
                                                                    20.56             22.49        101,174    2016
                                                                    24.54             20.56        113,132    2015
                                                                    22.20             24.54        126,881    2014
                                                                    18.79             22.20        151,413    2013
                                                                    16.88             18.79        168,593    2012
                                                                    16.12             16.88        199,452    2011
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $17.26            $20.73         26,189    2020
                                                                    12.58             17.26         36,471    2019
                                                                    12.72             12.58         75,737    2018
                                                                    10.10             12.72        115,033    2017
                                                                     9.71             10.10        132,319    2016
                                                                    10.00              9.71        114,273    2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                      $15.43            $16.36         10,096    2020
                                                                    14.04             15.43         11,098    2019
                                                                    15.11             14.04         14,363    2018
                                                                    13.56             15.11         22,115    2017
                                                                    12.22             13.56         19,172    2016
                                                                    13.68             12.22         25,677    2015
                                                                    13.86             13.68         30,783    2014
                                                                    14.08             13.86         42,270    2013
                                                                    12.48             14.08        414,255    2012
                                                                    12.45             12.48         39,125    2011
------------------------------------------------------------------------------------------------------------------

                                     B-28

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         $23.91            $24.85          73,772   2020
                                                                               21.20             23.91          81,093   2019
                                                                               22.15             21.20          95,109   2018
                                                                               21.14             22.15         105,773   2017
                                                                               19.12             21.14         168,271   2016
                                                                               19.78             19.12         218,209   2015
                                                                               19.47             19.78         293,527   2014
                                                                               18.73             19.47         336,075   2013
                                                                               16.67             18.73         330,634   2012
                                                                               16.41             16.67         323,765   2011
-----------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
   Class Shares                                                               $20.35            $21.12           9,518   2020
                                                                               19.35             20.35          11,557   2019
                                                                               19.27             19.35          16,952   2018
                                                                               19.08             19.27          18,077   2017
                                                                               18.23             19.08          28,424   2016
                                                                               18.49             18.23          31,219   2015
                                                                               16.92             18.49          37,334   2014
                                                                               17.13             16.92          39,088   2013
                                                                               15.72             17.13          41,232   2012
                                                                               14.98             15.72          38,791   2011
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          $27.97            $32.27          37,955   2020
                                                                               25.11             27.97          43,770   2019
                                                                               26.17             25.11          46,649   2018
                                                                               24.43             26.17          50,513   2017
                                                                               24.69             24.43          79,771   2016
                                                                               25.47             24.69          87,046   2015
                                                                               20.89             25.47         106,590   2014
                                                                               24.41             20.89         137,129   2013
                                                                               23.78             24.41         162,100   2012
                                                                               18.93             23.78         218,110   2011
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       $12.07            $12.22         325,931   2020
                                                                               11.80             12.07         187,024   2019
                                                                               11.97             11.80         283,423   2018
                                                                               12.01             11.97         221,718   2017
                                                                               12.05             12.01         222,010   2016
                                                                               12.22             12.05         170,756   2015
                                                                               12.33             12.22         112,258   2014
                                                                               12.56             12.33         119,849   2013
                                                                               12.07             12.56         317,558   2012
                                                                               12.14             12.07         290,485   2011
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       $20.10            $21.47         329,625   2020
                                                                               18.87             20.10         330,910   2019
                                                                               19.30             18.87         349,635   2018
                                                                               18.72             19.30         438,673   2017
                                                                               18.54             18.72         508,466   2016
                                                                               18.78             18.54         600,285   2015
                                                                               18.32             18.78         685,708   2014
                                                                               19.01             18.32         818,033   2013
                                                                               17.65             19.01       1,039,867   2012
                                                                               17.33             17.65       1,143,366   2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-29

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $13.91            $19.83          8,419    2020
                                                                10.34             13.91          9,720    2019
                                                                10.72             10.34         11,706    2018
                                                                 8.31             10.72         33,218    2017
                                                                 7.98              8.31        212,306    2016
                                                                 7.50              7.98        656,198    2015
                                                                 6.50              7.50         60,181    2014
                                                                 4.91              6.50         66,962    2013
                                                                 4.28              4.91         65,760    2012
                                                                 4.26              4.28        187,773    2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $13.93            $14.66         16,273    2020
                                                                13.05             13.93         19,104    2019
                                                                13.47             13.05         42,550    2018
                                                                13.27             13.47         50,449    2017
                                                                13.11             13.27         64,753    2016
                                                                13.39             13.11         85,463    2015
                                                                12.96             13.39         97,501    2014
                                                                13.36             12.96        109,629    2013
                                                                12.86             13.36        109,884    2012
                                                                12.21             12.86        135,847    2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $26.15            $34.35         63,142    2020
                                                                19.37             26.15         65,389    2019
                                                                20.25             19.37         76,615    2018
                                                                16.05             20.25         90,107    2017
                                                                15.93             16.05        114,138    2016
                                                                15.69             15.93        127,457    2015
                                                                13.99             15.69        144,185    2014
                                                                10.55             13.99        176,918    2013
                                                                 8.88             10.55        195,151    2012
                                                                 8.99              8.88        286,674    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $43.91            $40.90          4,306    2020
                                                                35.41             43.91          7,985    2019
                                                                38.21             35.41         12,839    2018
                                                                36.72             38.21         16,292    2017
                                                                34.59             36.72         36,444    2016
                                                                33.65             34.59         34,672    2015
                                                                25.95             33.65         39,621    2014
                                                                25.73             25.95         47,960    2013
                                                                22.41             25.73         51,657    2012
                                                                20.76             22.41         51,154    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.81            $25.28        120,177    2020
                                                                16.93             21.81        240,491    2019
                                                                18.08             16.93        203,852    2018
                                                                15.14             18.08        242,403    2017
                                                                13.80             15.14        322,059    2016
                                                                13.89             13.80        395,726    2015
                                                                12.47             13.89        482,217    2014
                                                                 9.61             12.47        548,343    2013
                                                                 8.45              9.61        715,879    2012
                                                                 8.45              8.45        850,118    2011
--------------------------------------------------------------------------------------------------------------

                                     B-30

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $37.52            $42.25         61,651    2020
                                                             30.27             37.52         41,717    2019
                                                             34.10             30.27         50,642    2018
                                                             30.78             34.10         96,654    2017
                                                             25.30             30.78        141,702    2016
                                                             26.84             25.30        127,315    2015
                                                             26.31             26.84        143,546    2014
                                                             19.55             26.31        157,082    2013
                                                             17.36             19.55        175,888    2012
                                                             17.13             17.36        226,516    2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                $20.20            $21.14         48,455    2020
                                                             17.75             20.20         55,384    2019
                                                             19.28             17.75         66,171    2018
                                                             16.97             19.28         99,211    2017
                                                             16.23             16.97        115,060    2016
                                                             16.70             16.23        145,921    2015
                                                             16.13             16.70        156,870    2014
                                                             14.28             16.13        158,406    2013
                                                             12.91             14.28        139,222    2012
                                                             13.51             12.91        167,474    2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $15.04            $15.69         29,762    2020
                                                             13.24             15.04         42,179    2019
                                                             14.42             13.24         38,501    2018
                                                             12.73             14.42         37,841    2017
                                                             12.20             12.73         39,312    2016
                                                             12.58             12.20         37,391    2015
                                                             12.18             12.58         16,292    2014
                                                             10.81             12.18         17,137    2013
                                                              9.80             10.81         18,476    2012
                                                             10.29              9.80         19,197    2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $23.10            $27.85         41,921    2020
                                                             17.83             23.10         47,919    2019
                                                             18.78             17.83         80,561    2018
                                                             15.93             18.78        104,889    2017
                                                             14.83             15.93        116,532    2016
                                                             15.44             14.83        181,177    2015
                                                             13.93             15.44        169,473    2014
                                                             10.58             13.93        187,660    2013
                                                              9.29             10.58        223,306    2012
                                                              9.74              9.29        252,132    2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $41.17            $52.78            976    2020
                                                             32.62             41.17          1,212    2019
                                                             35.20             32.62          2,870    2018
                                                             27.60             35.20          3,802    2017
                                                             27.73             27.60          4,146    2016
                                                             26.65             27.73          5,734    2015
                                                             25.41             26.65          5,934    2014
                                                             19.98             25.41          7,377    2013
                                                             18.38             19.98          7,828    2012
                                                             19.58             18.38         13,722    2011
-----------------------------------------------------------------------------------------------------------

                                     B-31

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $43.75            $66.91         26,531    2020
                                                          33.51             43.75         17,694    2019
                                                          34.50             33.51         24,329    2018
                                                          25.78             34.50         24,963    2017
                                                          26.57             25.78         19,679    2016
                                                          24.34             26.57         30,978    2015
                                                          22.60             24.34          6,194    2014
                                                          16.77             22.60          6,927    2013
                                                          14.74             16.77          7,179    2012
                                                          15.01             14.74         16,056    2011
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $12.09            $13.29         15,641    2020
                                                          11.16             12.09         18,659    2019
                                                          13.92             11.16         25,622    2018
                                                          14.23             13.92         25,628    2017
                                                          11.60             14.23         28,573    2016
                                                          16.58             11.60         29,350    2015
                                                          21.04             16.58         33,186    2014
                                                          19.50             21.04         41,237    2013
                                                          20.43             19.50         50,357    2012
                                                          25.77             20.43         50,116    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $33.60            $47.29          7,623    2020
                                                          24.94             33.60         44,118    2019
                                                          25.30             24.94         55,016    2018
                                                          19.12             25.30         56,774    2017
                                                          19.35             19.12          4,544    2016
                                                          19.43             19.35          4,802    2015
                                                          19.03             19.43          5,133    2014
                                                          13.84             19.03          7,220    2013
                                                          11.69             13.84          6,694    2012
                                                          12.59             11.69        122,453    2011
--------------------------------------------------------------------------------------------------------

                                     B-32

Statement of Additional Information


   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to
May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity
Insurance Company (the "Company," "we," "us," or "our") issues the contract.
This contract may be referred to as "Foundation" in our marketing materials.
This contract (Foundation) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee
Account, or both. Each Subaccount of the Separate Account invests in shares of
Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Global Real Estate Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BNY Mellon:
BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/
BNY Mellon Variable Investment Fund -- Government Money Market Portfolio

/1/ BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

                                      1

Deutsche DWS Variable Series I:
DWS Capital Growth VIP -- Class B Shares

Deutsche DWS Variable Series II:
DWS CROCI(R) U.S. VIP -- Class B Shares
DWS Small Mid Cap Value VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Income Portfolio -- Service Class Shares (formerly, MFS(R) Strategic
  Income Portfolio -- Service Class Shares)
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800)
352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.
The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that,

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return
    V.I.S. Fund are not available for contracts issued on or after May 1, 2006.
    The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

                                      2

had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      3

                                      4


   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  43

   Death of Owner, Joint Owner, or Annuitant On or After the Annuity

Table of Contents for Statement of Additional Information

                                      5

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement
Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and
Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred
Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee
Account is not part of and does not depend on the investment performance of the
Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The
Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                                      6

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received  as a Percentage of the
                                                   the Purchase Payment     Purchase Payment
                                                                            Partially Withdrawn or
                                                                            Surrendered/1,2/
                                                   ------------------------------------------------
                                                             0                       6%
                                                             1                       6%
                                                             2                       6%
                                                             3                       6%
                                                             4                       5%
                                                             5                       4%
                                                         6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/3 /
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross
   Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                                      7

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------
Annual Contract Charge                                     $30.00/1/
------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
 Mortality and Expense Risk Charge                 1.35%                    1.55%
------------------------------------------------------------------------------------------
 Administrative Expense Charge                               0.15%
------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                               0.25%/3/
------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                      0.35%/4/
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                       2.10%                    2.30%
------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death
   Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.56%   1.36%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, subject to possible adjustment for material changes.
   Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.26% and 1.29%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      8

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Enhanced Death Benefit Rider and the Optional Death
     Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $947       $1,773      $2,521       $4,197

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $309       $1,121      $1,949       $4,096

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $401       $1,214      $2,045       $4,197

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $30 (assumed to be equivalent to 0.30% of the
     Contract Value);

  .  a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider
     (deducted annually as a percentage of the prior contract year's Contract
     Value); and

  .  a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the
Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity
Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The
Contract" provision of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising

                                      9

out of any other business we may conduct. Amounts you allocate to the Separate
Account will reflect the investment performance of the Portfolios you select.
You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or all markets. See the
"Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to
0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender
Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50%
(1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate
Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either
Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs.
To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Annuity Commencement

                                      10

Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income
Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?  Before the Annuity
Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the
Guarantee Account, may be subject to certain restrictions. See the "Transfers,"
"Income Payments --Transfers After the Annuity Commencement Date" and "The
Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA)
and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract?  Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return
Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the
Portfolios you choose. See the "The Contract -- Allocation of Purchase
Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options?  Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10%
penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

                                      11

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their

                                      12

insurance policies. The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in
Genworth Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations. While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the
"Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate

                                      13

Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

                                      14

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                        Adviser (and Sub-Adviser(s),
                           Subaccount Investing In              Investment Objective          as applicable)
                           ---------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS       AB Balanced Wealth Strategy          Seeks to achieve     AllianceBernstein, L.P.
SERIES FUND, INC.          Portfolio -- Class B                 the highest total
                                                                return consistent
                                                                with the Adviser's
                                                                determination of
                                                                reasonable risk.
                           ---------------------------------------------------------------------------------------------
                           AB Growth and Income                 Long-term growth of  AllianceBernstein, L.P.
                           Portfolio -- Class B                 capital.
                           ---------------------------------------------------------------------------------------------
                           AB Large Cap Growth                  Long-term growth of  AllianceBernstein, L.P.
                           Portfolio -- Class B                 capital.
                           ---------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE     Invesco V.I. American Franchise      To seek capital      Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE    Fund -- Series I shares              growth.
INSURANCE FUNDS)           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Capital Appreciation    The fund seeks       Invesco Advisers, Inc.
                           Fund -- Series II shares (formerly,  capital
                           Invesco Oppenheimer V.I. Capital     appreciation.
                           Appreciation Fund -- Series II
                           Shares)
                           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Global Real Estate      Total return         Invesco Advisers, Inc. (subadvised
                           Fund -- Series II shares             through growth of    by Invesco Asset Management
                                                                capital and current  Limited)
                                                                income.
                           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Main Street Fund(R) --  The fund seeks       Invesco Advisers, Inc.
                           Series II shares (formerly, Invesco  capital
                           Oppenheimer V.I. Main Street         appreciation.
                           Fund(R) -- Series II Shares)
                           ---------------------------------------------------------------------------------------------
                           Invesco V.I. Main Street Small       The fund seeks       Invesco Advisers, Inc.
                           Cap Fund(R) -- Series II shares      capital
                           (formerly, Invesco Oppenheimer       appreciation.
                           V.I. Main Street Small Cap Fund(R)
                           -- Series II Shares )
                           ---------------------------------------------------------------------------------------------
AMERICAN CENTURY           VP Disciplined Core Value Fund       The fund seeks       American Century Investment
VARIABLE PORTFOLIOS, INC.  -- Class I (formerly, VP Income &    capital growth by    Management, Inc.
                           Growth Fund -- Class I)              investing in common
                                                                stock. Income is a
                                                                secondary objective.
                           ---------------------------------------------------------------------------------------------
                           VP International Fund -- Class I     The fund seeks       American Century Investment
                                                                capital growth.      Management, Inc.
                           ---------------------------------------------------------------------------------------------
                           VP Ultra(R) Fund -- Class I          The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth.
                           ---------------------------------------------------------------------------------------------
                           VP Value Fund -- Class I             The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth. Income is a
                                                                secondary objective.
                           ---------------------------------------------------------------------------------------------
AMERICAN CENTURY           VP Inflation Protection Fund --      The fund pursues     American Century Investment
VARIABLE PORTFOLIOS II,    Class II                             long-term total      Management, Inc.
INC.                                                            return using a
                                                                strategy that seeks
                                                                to protect against
                                                                U.S. inflation.
                           ---------------------------------------------------------------------------------------------
BNY MELLON                 BNY Mellon Investment Portfolios     The fund seeks       BNY Mellon Investment Adviser,
                           MidCap Stock Portfolio -- Initial    investment results   Inc.
                           Shares                               that are greater
                                                                than the total
                                                                return performance
                                                                of publicly traded
                                                                common stocks of
                                                                medium-size
                                                                domestic companies
                                                                in the aggregate,
                                                                as represented by
                                                                the Standard &
                                                                Poor's MidCap
                                                                400(R) Index.
                           ---------------------------------------------------------------------------------------------

                                      15

                                                                                 Adviser (and Sub-Adviser(s),
                         Subaccount Investing In           Investment Objective         as applicable)
                         ---------------------------------------------------------------------------------------
                         BNY Mellon Sustainable U.S.       The fund seeks       BNY Mellon Investment Adviser,
                         Equity Portfolio, Inc. - Initial  long-term capital    Inc. (subadvised by Newton
                         Shares                            appreciation.        Investment Management Limited)
                         ---------------------------------------------------------------------------------------
                         BNY Mellon Variable Investment    The fund seeks as    BNY Mellon Investment Adviser,
                         Fund -- Government Money          high a level of      Inc.
                         Market Portfolio/1/               current income as
                                                           is consistent with
                                                           the preservation of
                                                           capital and the
                                                           maintenance of
                                                           liquidity.
                         ---------------------------------------------------------------------------------------
DEUTSCHE DWS VARIABLE    DWS Capital Growth VIP --         The fund seeks to    DWS Investment Management
SERIES I                 Class B Shares                    provide long-term    Americas, Inc.
                                                           growth of capital.
                         ---------------------------------------------------------------------------------------
DEUTSCHE DWS VARIABLE    DWS CROCI(R) U.S. VIP --          Seeks to achieve a   DWS Investment Management
SERIES II                Class B Shares                    high rate of total   Americas, Inc.
                                                           return.
                         ---------------------------------------------------------------------------------------
                         DWS Small Mid Cap Value           Seeks long-term      DWS Investment Management
                         VIP -- Class B Shares             capital              Americas, Inc.
                                                           appreciation.
                         ---------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund      To provide a high    Eaton Vance Management
TRUST                                                      level of current
                                                           income.
                         ---------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --    Seeks long-term      Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                   capital              Company LLC (FMR) (subadvised
                                                           appreciation.        by FMR Investment Management
                                                                                (UK) Limited (FMR UK), Fidelity
                                                                                Management & Research (Hong
                                                                                Kong) Limited (FMR H.K.), and
                                                                                Fidelity Management & Research
                                                                                (Japan) Limited (FMR Japan))
                         ---------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --    Seeks reasonable     FMR (subadvised by FMR UK,
                         Service Class 2                   income. The fund     FMR H.K., and FMR Japan)
                                                           will also consider
                                                           the potential for
                                                           capital
                                                           appreciation. The
                                                           fund's goal is to
                                                           achieve a yield
                                                           which exceeds the
                                                           composite yield on
                                                           the securities
                                                           comprising the S&P
                                                           500(R) Index.
                         ---------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --          Seeks long-term      FMR (subadvised by FMR UK,
                         Service Class 2                   growth of capital.   FMR H.K., and FMR Japan)
                         ---------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Allocation VIP Fund --   Seeks capital        Franklin Advisers, Inc.
VARIABLE INSURANCE       Class 2 Shares                    appreciation, with
PRODUCTS TRUST                                             income as a
                                                           secondary goal.
                         ---------------------------------------------------------------------------------------
                         Franklin Income VIP Fund --       Seeks to maximize    Franklin Advisers, Inc.
                         Class 2 Shares                    income while
                                                           maintaining
                                                           prospects for
                                                           capital
                                                           appreciation. Under
                                                           normal market
                                                           conditions, the
                                                           fund invests in a
                                                           diversified
                                                           portfolio of debt
                                                           and equity
                                                           securities.
                         ---------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net
                        asset value per share. During extended periods of low
                        interest rates, the yield on the Government Money
                        Market Portfolio may become extremely low and possibly
                        negative.

                                      16

                                                                                       Adviser (and Sub-Adviser(s),
                           Subaccount Investing In             Investment Objective          as applicable)
                           --------------------------------------------------------------------------------------------
                           Franklin Large Cap Growth VIP       Seeks capital        Franklin Advisers, Inc.
                           Fund -- Class 2 Shares              appreciation. The
                                                               fund normally
                                                               invests at least
                                                               80% of its net
                                                               assets in
                                                               investments of
                                                               large
                                                               capitalization
                                                               companies.
                           --------------------------------------------------------------------------------------------
                           Franklin Mutual Shares VIP          Seeks capital        Franklin Mutual Advisers, LLC
                           Fund -- Class 2 Shares              appreciation, with
                                                               income as a
                                                               secondary goal. The
                                                               fund normally
                                                               invests primarily
                                                               in U.S. and foreign
                                                               equity securities
                                                               that the manager
                                                               believes are
                                                               undervalued.
                           --------------------------------------------------------------------------------------------
                           Templeton Foreign VIP Fund --       Seeks long-term      Templeton Investment Counsel, LLC
                           Class 2 Shares                      capital growth. The
                                                               fund normally
                                                               invests at least
                                                               80% of its net
                                                               assets in
                                                               investments of
                                                               issuers located
                                                               outside the U.S.,
                                                               including those in
                                                               emerging markets.
                           --------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --        Seeks long-term      Templeton Global Advisors Limited
                           Class 2 Shares                      capital growth.
                                                               Under normal market
                                                               conditions the fund
                                                               invests primarily
                                                               in equity
                                                               securities of
                                                               companies located
                                                               anywhere in the
                                                               world, including in
                                                               developing markets.
                           --------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core       Seeks to maximize    JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1           total return by      Inc., an indirect, wholly-owned
                                                               investing primarily  subsidiary of JPMorgan Chase & Co.
                                                               in a diversified
                                                               portfolio of
                                                               intermediate- and
                                                               long-term debt
                                                               securities.
                           --------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid        Seeks capital        J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1      appreciation with    Inc., an indirect, wholly-owned
                                                               the secondary goal   subsidiary of JPMorgan Chase & Co.
                                                               of achieving
                                                               current income by
                                                               investing primarily
                                                               in equity
                                                               securities.
                           --------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small      Seeks capital        J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1       growth over the      Inc., an indirect, wholly-owned
                                                               long term.           subsidiary of JPMorgan Chase & Co.
                           --------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.       Seeks to provide     JPMorgan Investment Management
                           Equity Portfolio -- Class 1         high total return    Inc., an indirect, wholly-owned
                                                               from a portfolio of  subsidiary of JPMorgan Chase & Co.
                                                               selected equity
                                                               securities.
                           --------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --       The fund's           Massachusetts Financial
INSURANCE TRUST            Service Class Shares                investment           Services Company
                                                               objective is to
                                                               seek total return.
                           --------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Income Portfolio -- Service  The fund's           Massachusetts Financial Services
TRUST II                   Class Shares (formerly, MFS(R)      investment           Company
                           Strategic Income Portfolio --       objective is to
                           Service Class Shares)               seek total return
                                                               with an emphasis on
                                                               high current
                                                               income, but also
                                                               considering capital
                                                               appreciation.
                           --------------------------------------------------------------------------------------------
                           MFS(R) Massachusetts Investors      The fund's           Massachusetts Financial Services
                           Growth Stock Portfolio -- Service   investment           Company
                           Class Shares                        objective is to
                                                               seek capital
                                                               appreciation.
                           --------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --             Seeks maximum total  Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares         return, consistent   Company LLC
                                                               with preservation
                                                               of capital and
                                                               prudent investment
                                                               management.
                           --------------------------------------------------------------------------------------------
                           Low Duration Portfolio --           Seeks maximum total  Pacific Investment Management
                           Administrative Class Shares         return, consistent   Company LLC
                                                               with preservation
                                                               of capital and
                                                               prudent investment
                                                               management.
                           --------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/         Seeks the highest    SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                        total return,
INC.                                                           composed of current
                                                               income and capital
                                                               appreciation, as is
                                                               consistent with
                                                               prudent investment
                                                               risk.
                           --------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be
                        available. If your contract was issued prior to May 1,
                        2006, Class 1 Shares of the Total Return V.I.S. Fund
                        are available.

                                      17

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing
Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all
Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf

                                      18

of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the
Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the
Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios
(and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2020 ranged from
0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
American Century Variable Portfolios II, Inc., Deutsche DWS Variable Series I,
Deutsche DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable
Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, PIMCO
Variable Insurance Trust, and State Street Variable Insurance Series Funds,
Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses.
These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital
Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes

                                      19

and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program.
AssetMark is an investment adviser that is registered under the Investment
Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation
Program, AssetMark has developed five asset allocation models ("Asset
Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the
Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset
Allocation Models and periodic updates of the Models. The Asset Allocation
Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset
Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation
Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset
Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified

                                      20

target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model.
While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an
Investment Strategy, which may include one or more of the Asset Allocation
Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available
Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to
Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine
Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each
Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow)
recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the
Portfolio, and whether our affiliate Capital Brokerage Corporation receives
Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each
Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another
Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including
Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract
Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your
Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model
(independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the
Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your
Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset

                                      21

Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from
AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances.
Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract
Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
Model. This monthly rebalancing takes account of:

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount performance; and

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount transfers, withdrawals (particularly if taken from specific
     Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your
Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your
Contract Value could be better or worse by participating in an Asset Allocation
Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of
Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                                      22

Periodic updating of the Asset Allocation Models can cause the underlying
Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.
These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates.

AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the
Asset Allocation Models to Portfolios which have held, hold or may hold
Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a
Portfolio and a determination that such an investment is appropriate for the
Model.

                                      23

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B,
C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                      24

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 23, 2021

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      2%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS Capital Growth VIP -- Class B Shares               2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Large Cap Growth VIP Fund -- Class 2 Shares            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Disciplined Core Value Fund -- Class 1      2%      6%      7%      9%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       2%      9%     13%     15%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                                 shares                                                          1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%      5%      8%     11%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               2%      4%      6%      8%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     37%     25%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      18%     14%      9%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        5%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    4%
--------------------------------------------------------------------
Deutsche DWS Capital Growth VIP -- Class B Shares               7%
--------------------------------------------------------------------
Franklin Large Cap Growth VIP Fund -- Class 2 Shares            3%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class 1     12%
--------------------------------------------------------------------
Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                4%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      22%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     3%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        13%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I              10%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      25

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 23, 2021

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco V.I. Main Street Fund(R) -- Series II shares            5%      9%     15%     20%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     15%     20%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP International Fund -- Class I               1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 DWS Capital Growth VIP -- Class B Shares                        0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
                                 Shares                                                          0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Invesco V.I. American Franchise Fund -- Series I shares         0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Invesco V.I. Capital Appreciation Fund -- Series II shares      0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Disciplined Core Value Fund -- Class I      1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Value Fund -- Class I                       1%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 DWS CROCI(R) U.S. VIP -- Class B Shares                         0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2      3%      6%      9%     12%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
                                 Class 2 Shares                                                  0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
                                 2 Shares                                                        0%      1%      1%      1%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     0%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        24%     18%     12%      6%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                   24%     18%     12%      6%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      24%     17%     12%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    6%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        2%      2%      1%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           24%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      25%
--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               3%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    2%
--------------------------------------------------------------------
DWS Capital Growth VIP -- Class B Shares                        2%
--------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2      2%
--------------------------------------------------------------------
Franklin Templeton VIP Large Cap Growth VIP Fund -- Class 2
Shares                                                          2%
--------------------------------------------------------------------
Invesco V.I. American Franchise Fund -- Series I shares         2%
--------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund -- Series II shares      2%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       3%
--------------------------------------------------------------------
American Century VP Disciplined Core Value Fund -- Class I      3%
--------------------------------------------------------------------
American Century VP Value Fund -- Class I                       2%
--------------------------------------------------------------------
DWS CROCI(R) U.S. VIP -- Class B Shares                         2%
--------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2     14%
--------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund --
Class 2 Shares                                                  2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class
2 Shares                                                        2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     2%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      26

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act.
Disclosures relating to the interests in the Guarantee Account and the General
Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September
2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract
Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers"
provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home
Office to determine the interest rate guarantee periods currently being offered.

                                      27

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

                                      28

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  .  on surrenders or partial withdrawals taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10%
of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges.
We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See
the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of
0.15% and a mortality and expense risk charge at an effective annual rate of
1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your
Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the
Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender

                                      29

to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death
Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account
(from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider
Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your
Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract
Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced
Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the
Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the
Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer.
This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits and other non-tax-related benefits.
Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for

                                      30

this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, and contingent beneficiary
     (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the
     Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed
$2,000,000 in the aggregate in any variable annuity contracts issued by the
Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the
Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase

                                      31

payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an
IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified
Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home
Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel
Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every
Valuation Day equals the Accumulation Unit value at the end of the preceding
Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the
Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation
Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

                                      32

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account on any Valuation
Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the
Subaccounts and the Guarantee Account as of the end of the Valuation Period
that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the
Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting
Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the
30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the
Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the
Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is
$100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                                      33

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

                                      34

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

                                      35

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

                                      36

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market Portfolio
and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market
Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the
Dollar Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets in the Subaccount investing in the BNY Mellon Variable
     Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of
that Valuation Day. In addition, for contracts issued on or after the later of
September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals
at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging
method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it

                                      37

is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the BNY Mellon Variable
Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the BNY Mellon Variable
       Investment Fund -- Government Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the BNY Mellon Variable Investment Fund -- Government Money Market
Portfolio will be transferred to the specified Asset Allocation Model or
Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the BNY Mellon
Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined
Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider
Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year.
We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific
Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not

                                      38

process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your
Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than
$1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the
Separate Account. We will deduct any remaining amount from the Guarantee
Account. We will take deductions from the Guarantee Account from the amounts
(including any interest credited to such amounts) which have been in the
Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee
Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax
Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the

                                      39

Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic
Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.
To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

                                      40

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee
Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a
Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross
Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the
Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program?  Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract
issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision.
Systematic Withdrawals that are used in conjunction with the Annuity Cross
Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work?  To participate in the Annuity
Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred
Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The
Annuity Cross Funding Program will terminate automatically when the Systematic
Withdrawals from this Funding Annuity cause the Contract Value in this Funding
Annuity to be less than $100. You may discontinue the Annuity Cross Funding
Program at any time by notifying us in writing at our Home Office.
Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the
scheduled purchase payments are not completed under the terms of that contract.
Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this
Funding Annuity in order to make all required Scheduled Installments for the
Scheduled Purchase Payment Variable Deferred Annuity Contract. If the
Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment
Variable Deferred Annuity so that you do not lose your right to Guaranteed
Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred
Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus.  Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding
Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment
Variable Deferred Annuity Contract is not offered by this prospectus. The
Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current

                                      41

prospectus for the Scheduled Purchase Payment Variable Deferred Annuity
Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts.  Under an Annuity Cross Funding Program we will treat transfers from this Funding
Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable
Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase
Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity
Commencement Date for this Funding Annuity and the Scheduled Purchase Payment
Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this
Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred
Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and
Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The
Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the
Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding
Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in
accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the
Funding Annuity are not permitted. While surrender charges applicable to this
Funding Annuity may decline over certain periods, amounts transferred from this
Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may
be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled
Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity
may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this
Funding Annuity.

If you request a partial withdrawal or surrender while participating in an
Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the
Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract
will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable
Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this
Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity
(including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase
Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred
Annuity Contract and before commuting any income payments before the payment date for such payment.

                                      42

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred
Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled
Purchase Payment Variable Deferred Annuity Contract in connection with an
Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death
(generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death
Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any
       Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the
       80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) reduce the death benefit calculated under (b)
and (c) proportionately by the same percentage that the partial withdrawal
(including any applicable surrender charges and any premium tax assessed)
reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any
       Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the
       85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable
Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

                                      43

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic
Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any
       Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any
          Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any
       Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable
Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit.
Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as of the date we receive due proof of death.
     The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity
through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract
Value.

                                      44

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a
Scheduled Purchase Payment Variable Deferred Annuity through an approved
Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals
(including any applicable surrender charges and any premium taxes assessed)
reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract.
Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint
Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your
Contract Value at the time of deduction. See the "Charges for the Optional
Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings
Protector" in our marketing materials) adds an extra feature to our Basic Death
Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit.
Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of
0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional
Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s)
at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the
Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the
Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment
Variable Deferred Annuity through an approved Annuity Cross Funding Program)
first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

                                      45

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death
Benefit calculation.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional
     Enhanced Death Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional
Enhanced Death Benefit on the date we receive due proof of death at our Home
Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the
Separate Account and/or Guarantee Account, according to your last instructions.
This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  .  the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules.  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
     The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
     Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract
     Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely.
     Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

                                      46

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under
          Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death.
          In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if
          Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum

                                      47

Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds:  The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement
Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means

                                      48

that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity
Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the
Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last
Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest
Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity
Commencement Date at any time and without prior notice. Any consent for a new
Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement
Date will mean the new Annuity Commencement Date selected, provided such
Annuity Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus.
Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity
Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting
Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint
Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death.
We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income

                                      49

payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding your
     Annuity Commencement Date;

  .  the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                                      50

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the
Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.
Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan
4 (Interest Income) may be redeemed by the payee upon written request to our
Home Office. Payments made under Optional Payment Plan 1 (Life Income with
Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income)
are not redeemable. If a request for redemption is received for Optional
Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee
Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan
5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Surrender Value on the Valuation Day immediately preceding your Annuity
Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the
Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each
Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a
Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that
Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the
Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of

                                      51

the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS

                                      52

determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders.  A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts.  You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In
that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002
(PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable
       Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase
       Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the
       Scheduled Purchase Payment Variable Deferred Annuity before the Annuity
       Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase
       Payment Variable Deferred Annuity beginning on the Annuity Commencement
       Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement
Date will be treated as a non-taxable return of

                                      53

the aggregate investment in this Funding Annuity and the Scheduled Purchase
Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred
Annuity has been recovered. After that, all distributions from this Funding
Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding
Annuity is changed so that this annuity and the Scheduled Purchase Payment
Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity
Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  .  The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  .  The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional withdrawals apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  .  if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

                                      54

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions);
     or

                                      55

     (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including

                                      56

penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and
ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b)
plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts.
     However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  .  the Code does not allow a deduction for purchase payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.

                                      57

     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "ARES Act" other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans and

                                      58

Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations.
The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with
Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark, the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may
receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and
Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus. Additional information regarding the
Asset Allocation Program and the potential conflicts of interest to which
AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to

                                      59

avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request

                                      60

in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of
Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

                                      61

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage
Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional cash or non-cash compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

                                      62

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records,

                                      63

or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or manmade disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

                                      64

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the amounts received. On June 28, 2016, the
Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14,
2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the
United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second
Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and

                                      65

dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21,
2019, plaintiff filed its appeal and memorandum in support in the Eleventh
Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on August 20,
2019, and we filed our reply memorandum in support of our cross-appeal on
September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The Eleventh
Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of
Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we

                                      66

cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      67

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May
15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial withdrawal
($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15,
2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge)
reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

                                      A-1

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death
Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial withdrawal
($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an
Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying
       Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments;
       and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata
(dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the
Optional Death Benefit rider immediately after the partial withdrawal will be
$10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50%
by the partial withdrawal ($7,000). This is true only if the Optional Death
Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

                                      A-2

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70%
of the purchase payments paid ($100,000) under this age scenario, the Optional
Enhanced Death Benefit in this example will be $70,000.

                                      A-3

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $15.09            $16.23           0       2020
                                                                                  12.96             15.09           0       2019
                                                                                  14.06             12.96           0       2018
                                                                                  12.34             14.06           0       2017
                                                                                  12.00             12.34           0       2016
                                                                                  12.02             12.00           0       2015
                                                                                  11.40             12.02           0       2014
                                                                                   9.95             11.40           0       2013
                                                                                   8.91              9.95           0       2012
                                                                                   9.33              8.91           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $27.10            $27.36           0       2020
                                                                                  22.26             27.10           0       2019
                                                                                  24.00             22.26           0       2018
                                                                                  20.55             24.00           0       2017
                                                                                  18.78             20.55           0       2016
                                                                                  18.80             18.78           0       2015
                                                                                  17.46             18.80           0       2014
                                                                                  13.17             17.46           0       2013
                                                                                  11.41             13.17           0       2012
                                                                                  10.92             11.41           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $19.43            $25.87           0       2020
                                                                                  14.68             19.43           0       2019
                                                                                  14.57             14.68           0       2018
                                                                                  11.23             14.57           0       2017
                                                                                  11.14             11.23           0       2016
                                                                                  10.20             11.14           0       2015
                                                                                   9.10             10.20           0       2014
                                                                                   6.74              9.10           0       2013
                                                                                   5.87              6.74           0       2012
                                                                                   6.19              5.87           0       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $31.97            $42.90           0       2020
                                                                                  23.89             31.97           0       2019
                                                                                  25.79             23.89           0       2018
                                                                                  20.70             25.79           0       2017
                                                                                  21.54             20.70           0       2016
                                                                                  21.17             21.54           0       2015
                                                                                  18.67             21.17           0       2014
                                                                                  14.65             18.67           0       2013
                                                                                  13.07             14.65           0       2012
                                                                                  13.45             13.07           0       2011
--------------------------------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares         $21.36            $23.92          156      2020
                                                                            16.46             21.36          156      2019
                                                                            18.18             16.46          156      2018
                                                                            15.83             18.18          156      2017
                                                                            14.44             15.83          156      2016
                                                                            14.21             14.44          157      2015
                                                                            13.07             14.21          157      2014
                                                                            10.10             13.07          157      2013
                                                                             8.79             10.10          199      2012
                                                                             8.95              8.79          267      2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
   Series II Shares                                                        $41.59            $49.01           74      2020
                                                                            33.48             41.59           65      2019
                                                                            37.99             33.48           63      2018
                                                                            33.86             37.99           62      2017
                                                                            29.21             33.86           68      2016
                                                                            31.58             29.21           63      2015
                                                                            28.72             31.58           65      2014
                                                                            20.73             28.72           70      2013
                                                                            17.89             20.73           75      2012
                                                                            18.60             17.89           74      2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                  $23.58            $33.06            0      2020
                                                                            17.50             23.58            0      2019
                                                                            18.44             17.50            0      2018
                                                                            14.70             18.44            0      2017
                                                                            14.59             14.70            0      2016
                                                                            14.11             14.59            0      2015
                                                                            13.21             14.11            0      2014
                                                                             9.57             13.21            0      2013
                                                                             8.54              9.57            0      2012
                                                                            10.00              8.54            0      2011
--------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                 $19.15            $16.50            0      2020
                                                                            15.86             19.15            0      2019
                                                                            17.19             15.86            0      2018
                                                                            15.48             17.19            0      2017
                                                                            15.43             15.48            0      2016
                                                                            15.95             15.43            0      2015
                                                                            14.16             15.95            0      2014
                                                                            14.03             14.16            0      2013
                                                                            11.14             14.03            0      2012
                                                                            12.13             11.14            0      2011
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 $12.95            $13.98            0      2020
                                                                            12.07             12.95            0      2019
                                                                            12.61             12.07            0      2018
                                                                            12.35             12.61            0      2017
                                                                            12.01             12.35            0      2016
                                                                            12.50             12.01            0      2015
                                                                            12.29             12.50            0      2014
                                                                            13.63             12.29            0      2013
                                                                            12.89             13.63            0      2012
                                                                            11.71             12.89            0      2011
--------------------------------------------------------------------------------------------------------------------------

                                      B-2

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                             $32.34            $35.62          167      2020
                                                                         26.49             32.34          165      2019
                                                                         28.88             26.49          165      2018
                                                                         24.33             28.88          169      2017
                                                                         21.77             24.33          174      2016
                                                                         23.42             21.77          176      2015
                                                                         21.13             23.42          178      2014
                                                                         15.79             21.13          187      2013
                                                                         13.98             15.79          193      2012
                                                                         13.76             13.98          274      2011
-----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                      $25.24            $31.30            0      2020
                                                                         19.95             25.24            0      2019
                                                                         23.90             19.95            0      2018
                                                                         18.49             23.90            0      2017
                                                                         19.86             18.49            0      2016
                                                                         20.01             19.86            0      2015
                                                                         21.50             20.01            0      2014
                                                                         17.83             21.50            0      2013
                                                                         14.94             17.83            0      2012
                                                                         17.25             14.94            0      2011
-----------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                           $38.87            $57.37            0      2020
                                                                         29.32             38.87            0      2019
                                                                         29.55             29.32            0      2018
                                                                         22.69             29.55            0      2017
                                                                         22.05             22.69            0      2016
                                                                         21.06             22.05            0      2015
                                                                         19.44             21.06            0      2014
                                                                         14.40             19.44            0      2013
                                                                         12.83             14.40           95      2012
                                                                         12.89             12.83          167      2011
-----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                              $33.42            $33.24            0      2020
                                                                         26.71             33.42            0      2019
                                                                         29.85             26.71            0      2018
                                                                         27.87             29.85            0      2017
                                                                         23.48             27.87            0      2016
                                                                         24.80             23.48            0      2015
                                                                         22.27             24.80            0      2014
                                                                         17.16             22.27            0      2013
                                                                         15.21             17.16            0      2012
                                                                         15.28             15.21            0      2011
-----------------------------------------------------------------------------------------------------------------------
BNY Mellon
-----------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                       $33.48            $35.65            0      2020
                                                                         28.28             33.48            0      2019
                                                                         33.98             28.28            0      2018
                                                                         29.90             33.98            0      2017
                                                                         26.29             29.90            0      2016
                                                                         27.31             26.29            0      2015
                                                                         24.74             27.31            0      2014
                                                                         18.60             24.74            0      2013
                                                                         15.78             18.60            0      2012
                                                                         15.96             15.78            0      2011
-----------------------------------------------------------------------------------------------------------------------

                                      B-3

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.92            $19.47            0      2020
                                                                                12.03             15.92            0      2019
                                                                                12.78             12.03            0      2018
                                                                                11.25             12.78            0      2017
                                                                                10.35             11.25            0      2016
                                                                                10.85             10.35            0      2015
                                                                                 9.71             10.85            0      2014
                                                                                 7.34              9.71            0      2013
                                                                                 6.65              7.34            0      2012
                                                                                 6.69              6.65            0      2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                                   $ 9.33            $ 9.21          368      2020
                                                                                 9.32              9.33          398      2019
                                                                                 9.34              9.32          377      2018
                                                                                 9.45              9.34          344      2017
                                                                                 9.59              9.45          305      2016
                                                                                 9.74              9.59          318      2015
                                                                                 9.89              9.74          293      2014
                                                                                10.04              9.89          246      2013
                                                                                10.19             10.04          219      2012
                                                                                10.35             10.19          376      2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                     $25.95            $35.46           47      2020
                                                                                19.26             25.95           54      2019
                                                                                19.93             19.26           59      2018
                                                                                16.06             19.93           63      2017
                                                                                15.68             16.06           65      2016
                                                                                14.69             15.68           66      2015
                                                                                13.24             14.69           74      2014
                                                                                10.02             13.24           76      2013
                                                                                 8.80             10.02           73      2012
                                                                                10.00              8.80           75      2011
------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                      $16.38            $14.13            0      2020
                                                                                12.55             16.38            0      2019
                                                                                14.27             12.55            0      2018
                                                                                11.83             14.27            0      2017
                                                                                12.59             11.83            0      2016
                                                                                13.77             12.59            0      2015
                                                                                12.67             13.77            0      2014
                                                                                 9.85             12.67            0      2013
                                                                                 9.14              9.85            0      2012
                                                                                10.00              9.14            0      2011
------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                $37.29            $36.32            0      2020
                                                                                31.29             37.29            0      2019
                                                                                37.97             31.29            0      2018
                                                                                35.00             37.97            0      2017
                                                                                30.50             35.00            0      2016
                                                                                31.67             30.50            0      2015
                                                                                30.59             31.67            0      2014
                                                                                23.06             30.59            0      2013
                                                                                20.65             23.06            0      2012
                                                                                22.38             20.65            0      2011
------------------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                           $14.31            $14.38            0      2020
                                                             13.57             14.31            0      2019
                                                             13.79             13.57            0      2018
                                                             13.53             13.79            0      2017
                                                             12.61             13.53            0      2016
                                                             12.93             12.61            0      2015
                                                             13.05             12.93            0      2014
                                                             12.76             13.05            0      2013
                                                             12.08             12.76          506      2012
                                                             11.95             12.08          507      2011
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $30.27            $38.84            0      2020
                                                             23.41             30.27            0      2019
                                                             25.46             23.41            0      2018
                                                             21.26             25.46            0      2017
                                                             20.03             21.26            0      2016
                                                             20.25             20.03            0      2015
                                                             18.42             20.25            0      2014
                                                             14.28             18.42            0      2013
                                                             12.48             14.28            0      2012
                                                             13.03             12.48            0      2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $24.84            $26.04            0      2020
                                                             19.84             24.84            0      2019
                                                             22.02             19.84            0      2018
                                                             19.84             22.02            0      2017
                                                             17.12             19.84            0      2016
                                                             18.15             17.12            0      2015
                                                             16.98             18.15            0      2014
                                                             13.49             16.98            0      2013
                                                             11.70             13.49          141      2012
                                                             11.80             11.70          142      2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $40.91            $47.49            0      2020
                                                             33.72             40.91            0      2019
                                                             40.17             33.72            0      2018
                                                             33.83             40.17            0      2017
                                                             30.68             33.83            0      2016
                                                             31.67             30.68            0      2015
                                                             30.32             31.67            0      2014
                                                             22.66             30.32            0      2013
                                                             20.08             22.66            0      2012
                                                             22.86             20.08            0      2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $14.17            $15.60            0      2020
                                                             12.01             14.17            0      2019
                                                             13.49             12.01            0      2018
                                                             12.23             13.49            0      2017
                                                             10.97             12.23            0      2016
                                                             11.88             10.97            0      2015
                                                             11.72             11.88            0      2014
                                                              9.62             11.72            0      2013
                                                              8.46              9.62            0      2012
                                                              8.73              8.46            0      2011
-----------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                   $19.70            $19.54            0      2020
                                                                17.23             19.70            0      2019
                                                                18.28             17.23            0      2018
                                                                16.92             18.28            0      2017
                                                                15.07             16.92            0      2016
                                                                16.46             15.07            0      2015
                                                                15.97             16.46            0      2014
                                                                14.23             15.97            0      2013
                                                                12.83             14.23            0      2012
                                                                12.72             12.83            0      2011
--------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares         $33.22            $47.33            0      2020
                                                                25.06             33.22            0      2019
                                                                25.82             25.06            0      2018
                                                                20.46             25.82            0      2017
                                                                21.15             20.46            0      2016
                                                                20.33             21.15            0      2015
                                                                18.36             20.33            0      2014
                                                                14.49             18.36            0      2013
                                                                13.09             14.49            0      2012
                                                                13.49             13.09            0      2011
--------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares            $26.37            $24.67            0      2020
                                                                21.85             26.37            0      2019
                                                                24.39             21.85            0      2018
                                                                22.85             24.39            0      2017
                                                                19.99             22.85            0      2016
                                                                21.35             19.99            0      2015
                                                                20.23             21.35            0      2014
                                                                16.02             20.23            0      2013
                                                                14.23             16.02            0      2012
                                                                14.60             14.23            0      2011
--------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                 $20.39            $19.85          149      2020
                                                                18.40             20.39          122      2019
                                                                22.09             18.40          109      2018
                                                                19.22             22.09          107      2017
                                                                18.20             19.22          109      2016
                                                                19.76             18.20           97      2015
                                                                22.58             19.76           84      2014
                                                                18.64             22.58           88      2013
                                                                16.00             18.64           87      2012
                                                                18.18             16.00           75      2011
--------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                  $12.87            $13.41            0      2020
                                                                11.35             12.87            0      2019
                                                                13.53             11.35            0      2018
                                                                11.59             13.53            0      2017
                                                                10.73             11.59            0      2016
                                                                11.65             10.73            0      2015
                                                                12.17             11.65            0      2014
                                                                 9.45             12.17            0      2013
                                                                 7.92              9.45            0      2012
                                                                 8.65              7.92            0      2011
--------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.98            $15.91            0      2020
                                                                        14.06             14.98            0      2019
                                                                        14.27             14.06            0      2018
                                                                        13.98             14.27            0      2017
                                                                        13.90             13.98            0      2016
                                                                        13.96             13.90            0      2015
                                                                        13.51             13.96            0      2014
                                                                        13.92             13.51            0      2013
                                                                        13.41             13.92          535      2012
                                                                        12.67             13.41          740      2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $36.36            $35.95           83      2020
                                                                        29.12             36.36           73      2019
                                                                        33.54             29.12           72      2018
                                                                        29.93             33.54           70      2017
                                                                        26.49             29.93           72      2016
                                                                        27.63             26.49           72      2015
                                                                        24.37             27.63           77      2014
                                                                        18.70             24.37           79      2013
                                                                        15.77             18.70           86      2012
                                                                        15.67             15.77           88      2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $36.15            $40.48            0      2020
                                                                        29.46             36.15            0      2019
                                                                        33.96             29.46            0      2018
                                                                        29.92             33.96            0      2017
                                                                        25.27             29.92            0      2016
                                                                        27.08             25.27            0      2015
                                                                        25.09             27.08            0      2014
                                                                        17.90             25.09            0      2013
                                                                        15.18             17.90            0      2012
                                                                        16.18             15.18            0      2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $29.97            $36.98            0      2020
                                                                        23.10             29.97            0      2019
                                                                        24.99             23.10            0      2018
                                                                        20.74             24.99            0      2017
                                                                        18.98             20.74            0      2016
                                                                        19.10             18.98            0      2015
                                                                        17.03             19.10            0      2014
                                                                        12.69             17.03            0      2013
                                                                        10.95             12.69            0      2012
                                                                        11.33             10.95            0      2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $23.65            $25.51          107      2020
                                                                        19.99             23.65          114      2019
                                                                        21.56             19.99          112      2018
                                                                        19.54             21.56          107      2017
                                                                        18.23             19.54          105      2016
                                                                        18.62             18.23          109      2015
                                                                        17.46             18.62          108      2014
                                                                        14.93             17.46          103      2013
                                                                        13.66             14.93          103      2012
                                                                        13.65             13.66          103      2011
----------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                  $11.70            $12.57            0      2020
                                                                    10.67             11.70            0      2019
                                                                    11.07             10.67            0      2018
                                                                    10.61             11.07            0      2017
                                                                     9.97             10.61            0      2016
                                                                    10.34              9.97            0      2015
                                                                    10.19             10.34            0      2014
                                                                    10.00             10.19            0      2013
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                            $17.42            $20.97          299      2020
                                                                    12.67             17.42          328      2019
                                                                    12.79             12.67          364      2018
                                                                    10.14             12.79          394      2017
                                                                     9.72             10.14          391      2016
                                                                    10.00              9.72          405      2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $24.87            $25.91            0      2020
                                                                    22.01             24.87            0      2019
                                                                    22.96             22.01            0      2018
                                                                    21.86             22.96            0      2017
                                                                    19.74             21.86            0      2016
                                                                    20.37             19.74            0      2015
                                                                    20.01             20.37            0      2014
                                                                    19.22             20.01            0      2013
                                                                    17.07             19.22            0      2012
                                                                    16.77             17.07            0      2011
------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares            $12.43            $12.61            0      2020
                                                                    12.13             12.43            0      2019
                                                                    12.28             12.13            0      2018
                                                                    12.30             12.28            0      2017
                                                                    12.31             12.30            0      2016
                                                                    12.46             12.31            0      2015
                                                                    12.54             12.46            0      2014
                                                                    12.75             12.54            0      2013
                                                                    12.23             12.75            0      2012
                                                                    12.28             12.23            0      2011
------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                       $19.93            $20.90            0      2020
                                                                    17.47             19.93            0      2019
                                                                    18.94             17.47            0      2018
                                                                    16.64             18.94            0      2017
                                                                    15.88             16.64            0      2016
                                                                    16.31             15.88            0      2015
                                                                    15.72             16.31            0      2014
                                                                    13.88             15.72            0      2013
                                                                    12.53             13.88            0      2012
                                                                    13.09             12.53            0      2011
------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                       $15.46            $16.16            0      2020
                                                                    13.58             15.46            0      2019
                                                                    14.77             13.58            0      2018
                                                                    13.00             14.77            0      2017
                                                                    12.45             13.00            0      2016
                                                                    12.81             12.45            0      2015
                                                                    12.37             12.81            0      2014
                                                                    10.96             12.37            0      2013
                                                                     9.91             10.96            0      2012
                                                                    10.38              9.91            0      2011
------------------------------------------------------------------------------------------------------------------

                                      B-8

                      Each Annuitant Over Age 70 at Issue

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                               $14.71            $15.80           0       2020
                                                                                  12.66             14.71           0       2019
                                                                                  13.76             12.66           0       2018
                                                                                  12.11             13.76           0       2017
                                                                                  11.79             12.11           0       2016
                                                                                  11.85             11.79           0       2015
                                                                                  11.25             11.85           0       2014
                                                                                   9.84             11.25           0       2013
                                                                                   8.83              9.84           0       2012
                                                                                   9.27              8.83           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $26.05            $26.24           0       2020
                                                                                  21.44             26.05           0       2019
                                                                                  23.16             21.44           0       2018
                                                                                  19.87             23.16           0       2017
                                                                                  18.20             19.87           0       2016
                                                                                  18.25             18.20           0       2015
                                                                                  16.99             18.25           0       2014
                                                                                  12.84             16.99           0       2013
                                                                                  11.14             12.84           0       2012
                                                                                  10.69             11.14           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                       $18.67            $24.81           0       2020
                                                                                  14.14             18.67           0       2019
                                                                                  14.06             14.14           0       2018
                                                                                  10.86             14.06           0       2017
                                                                                  10.79             10.86           0       2016
                                                                                   9.91             10.79           0       2015
                                                                                   8.85              9.91           0       2014
                                                                                   6.57              8.85           0       2013
                                                                                   5.73              6.57           0       2012
                                                                                   6.06              5.73           0       2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $30.19            $40.43           0       2020
                                                                                  22.61             30.19           0       2019
                                                                                  24.46             22.61           0       2018
                                                                                  19.67             24.46           0       2017
                                                                                  20.50             19.67           0       2016
                                                                                  20.20             20.50           0       2015
                                                                                  17.85             20.20           0       2014
                                                                                  14.03             17.85           0       2013
                                                                                  12.54             14.03           0       2012
                                                                                  12.93             12.54           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares               $20.53            $22.94           0       2020
                                                                                  15.85             20.53           0       2019
                                                                                  17.55             15.85           0       2018
                                                                                  15.31             17.55           0       2017
                                                                                  13.99             15.31           0       2016
                                                                                  13.80             13.99           0       2015
                                                                                  12.72             13.80           0       2014
                                                                                   9.84             12.72           0       2013
                                                                                   8.59              9.84           0       2012
                                                                                   8.76              8.59           0       2011
--------------------------------------------------------------------------------------------------------------------------------

                                      B-9

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II
   Shares                                                                     $40.05            $47.10           0       2020
                                                                               32.30             40.05           0       2019
                                                                               36.73             32.30           0       2018
                                                                               32.80             36.73           0       2017
                                                                               28.36             32.80           0       2016
                                                                               30.72             28.36           0       2015
                                                                               27.99             30.72           0       2014
                                                                               20.25             27.99           0       2013
                                                                               17.51             20.25           0       2012
                                                                               18.24             17.51           0       2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                     $23.16            $32.42           0       2020
                                                                               17.23             23.16           0       2019
                                                                               18.19             17.23           0       2018
                                                                               14.53             18.19           0       2017
                                                                               14.45             14.53           0       2016
                                                                               14.00             14.45           0       2015
                                                                               13.14             14.00           0       2014
                                                                                9.54             13.14           0       2013
                                                                                8.53              9.54           0       2012
                                                                               10.00              8.53           0       2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                    $18.59            $15.98           0       2020
                                                                               15.42             18.59           0       2019
                                                                               16.75             15.42           0       2018
                                                                               15.11             16.75           0       2017
                                                                               15.10             15.11           0       2016
                                                                               15.63             15.10           0       2015
                                                                               13.91             15.63           0       2014
                                                                               13.81             13.91           0       2013
                                                                               10.99             13.81           0       2012
                                                                               11.99             10.99           0       2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.57            $13.54           0       2020
                                                                               11.74             12.57           0       2019
                                                                               12.29             11.74           0       2018
                                                                               12.06             12.29           0       2017
                                                                               11.75             12.06           0       2016
                                                                               12.26             11.75           0       2015
                                                                               12.07             12.26           0       2014
                                                                               13.42             12.07           0       2013
                                                                               12.71             13.42           0       2012
                                                                               11.57             12.71           0       2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Disciplined Core Value Fund -- Class I                                   $31.23            $34.32           0       2020
                                                                               25.63             31.23           0       2019
                                                                               28.00             25.63           0       2018
                                                                               23.64             28.00           0       2017
                                                                               21.19             23.64           0       2016
                                                                               22.84             21.19           0       2015
                                                                               20.65             22.84           0       2014
                                                                               15.47             20.65           0       2013
                                                                               13.71             15.47           0       2012
                                                                               13.53             13.71           0       2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                             $24.37            $30.15           0       2020
                                                                                19.30             24.37           0       2019
                                                                                23.16             19.30           0       2018
                                                                                17.96             23.16           0       2017
                                                                                19.33             17.96           0       2016
                                                                                19.52             19.33           0       2015
                                                                                21.01             19.52           0       2014
                                                                                17.46             21.01           0       2013
                                                                                14.66             17.46           0       2012
                                                                                16.96             14.66           0       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                  $37.53            $55.28           0       2020
                                                                                28.37             37.53           0       2019
                                                                                28.64             28.37           0       2018
                                                                                22.04             28.64           0       2017
                                                                                21.46             22.04           0       2016
                                                                                20.54             21.46           0       2015
                                                                                19.00             20.54           0       2014
                                                                                14.10             19.00           0       2013
                                                                                12.59             14.10           0       2012
                                                                                12.67             12.59           0       2011
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $32.27            $32.03           0       2020
                                                                                25.84             32.27           0       2019
                                                                                28.94             25.84           0       2018
                                                                                27.07             28.94           0       2017
                                                                                22.85             27.07           0       2016
                                                                                24.19             22.85           0       2015
                                                                                21.76             24.19           0       2014
                                                                                16.81             21.76           0       2013
                                                                                14.92             16.81           0       2012
                                                                                15.03             14.92           0       2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Investment Portfolios -- MidCap Stock Portfolio --
   Initial Shares                                                              $32.33            $34.35           0       2020
                                                                                27.36             32.33           0       2019
                                                                                32.94             27.36           0       2018
                                                                                29.04             32.94           0       2017
                                                                                25.59             29.04           0       2016
                                                                                26.64             25.59           0       2015
                                                                                24.18             26.64           0       2014
                                                                                18.22             24.18           0       2013
                                                                                15.49             18.22           0       2012
                                                                                15.69             15.49           0       2011
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $15.30            $18.68           0       2020
                                                                                11.59             15.30           0       2019
                                                                                12.33             11.59           0       2018
                                                                                10.88             12.33           0       2017
                                                                                10.02             10.88           0       2016
                                                                                10.53             10.02           0       2015
                                                                                 9.45             10.53           0       2014
                                                                                 7.15              9.45           0       2013
                                                                                 6.50              7.15           0       2012
                                                                                 6.55              6.50           0       2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-11

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Variable Investment Fund -- Government Money Market
   Portfolio                                                             $ 9.01            $ 8.87           0       2020
                                                                           9.01              9.01           0       2019
                                                                           9.05              9.01           0       2018
                                                                           9.18              9.05           0       2017
                                                                           9.34              9.18           0       2016
                                                                           9.50              9.34           0       2015
                                                                           9.66              9.50           0       2014
                                                                           9.83              9.66           0       2013
                                                                          10.00              9.83           0       2012
                                                                          10.17             10.00           0       2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                               $25.50            $34.76           0       2020
                                                                          18.96             25.50           0       2019
                                                                          19.66             18.96           0       2018
                                                                          15.88             19.66           0       2017
                                                                          15.53             15.88           0       2016
                                                                          14.58             15.53           0       2015
                                                                          13.17             14.58           0       2014
                                                                           9.98             13.17           0       2013
                                                                           8.78              9.98           0       2012
                                                                          10.00              8.78           0       2011
------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                $16.09            $13.85           0       2020
                                                                          12.36             16.09           0       2019
                                                                          14.08             12.36           0       2018
                                                                          11.70             14.08           0       2017
                                                                          12.47             11.70           0       2016
                                                                          13.67             12.47           0       2015
                                                                          12.60             13.67           0       2014
                                                                           9.82             12.60           0       2013
                                                                           9.13              9.82           0       2012
                                                                          10.00              9.13           0       2011
------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                          $36.00            $35.00           0       2020
                                                                          30.27             36.00           0       2019
                                                                          36.80             30.27           0       2018
                                                                          33.99             36.80           0       2017
                                                                          29.69             33.99           0       2016
                                                                          30.89             29.69           0       2015
                                                                          29.90             30.89           0       2014
                                                                          22.58             29.90           0       2013
                                                                          20.26             22.58           0       2012
                                                                          22.00             20.26           0       2011
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $13.81            $13.85           0       2020
                                                                          13.12             13.81           0       2019
                                                                          13.36             13.12           0       2018
                                                                          13.14             13.36           0       2017
                                                                          12.27             13.14           0       2016
                                                                          12.61             12.27           0       2015
                                                                          12.75             12.61           0       2014
                                                                          12.49             12.75           0       2013
                                                                          11.84             12.49           0       2012
                                                                          11.75             11.84           0       2011
------------------------------------------------------------------------------------------------------------------------

                                     B-12

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $29.10            $37.25           0       2020
                                                             22.55             29.10           0       2019
                                                             24.57             22.55           0       2018
                                                             20.56             24.57           0       2017
                                                             19.41             20.56           0       2016
                                                             19.67             19.41           0       2015
                                                             17.92             19.67           0       2014
                                                             13.92             17.92           0       2013
                                                             12.19             13.92           0       2012
                                                             12.76             12.19           0       2011
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $23.87            $24.98           0       2020
                                                             19.10             23.87           0       2019
                                                             21.25             19.10           0       2018
                                                             19.19             21.25           0       2017
                                                             16.58             19.19           0       2016
                                                             17.62             16.58           0       2015
                                                             16.52             17.62           0       2014
                                                             13.15             16.52           0       2013
                                                             11.43             13.15           0       2012
                                                             11.55             11.43           0       2011
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $39.32            $45.55           0       2020
                                                             32.47             39.32           0       2019
                                                             38.76             32.47           0       2018
                                                             32.71             38.76           0       2017
                                                             29.73             32.71           0       2016
                                                             30.75             29.73           0       2015
                                                             29.50             30.75           0       2014
                                                             22.09             29.50           0       2013
                                                             19.61             22.09           0       2012
                                                             22.38             19.61           0       2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.82            $15.18           0       2020
                                                             11.73             13.82           0       2019
                                                             13.21             11.73           0       2018
                                                             12.00             13.21           0       2017
                                                             10.79             12.00           0       2016
                                                             11.70             10.79           0       2015
                                                             11.57             11.70           0       2014
                                                              9.51             11.57           0       2013
                                                              8.39              9.51           0       2012
                                                              8.67              8.39           0       2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $19.12            $18.93           0       2020
                                                             16.76             19.12           0       2019
                                                             17.82             16.76           0       2018
                                                             16.53             17.82           0       2017
                                                             14.74             16.53           0       2016
                                                             16.14             14.74           0       2015
                                                             15.69             16.14           0       2014
                                                             14.01             15.69           0       2013
                                                             12.65             14.01           0       2012
                                                             12.57             12.65           0       2011
-----------------------------------------------------------------------------------------------------------

                                     B-13

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares            $32.07            $45.60           0       2020
                                                                   24.24             32.07           0       2019
                                                                   25.03             24.24           0       2018
                                                                   19.88             25.03           0       2017
                                                                   20.59             19.88           0       2016
                                                                   19.83             20.59           0       2015
                                                                   17.94             19.83           0       2014
                                                                   14.19             17.94           0       2013
                                                                   12.84             14.19           0       2012
                                                                   13.26             12.84           0       2011
-----------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares               $25.46            $23.77           0       2020
                                                                   21.13             25.46           0       2019
                                                                   23.64             21.13           0       2018
                                                                   22.20             23.64           0       2017
                                                                   19.46             22.20           0       2016
                                                                   20.82             19.46           0       2015
                                                                   19.77             20.82           0       2014
                                                                   15.68             19.77           0       2013
                                                                   13.97             15.68           0       2012
                                                                   14.36             13.97           0       2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                    $19.69            $19.13           0       2020
                                                                   17.80             19.69           0       2019
                                                                   21.41             17.80           0       2018
                                                                   18.67             21.41           0       2017
                                                                   17.72             18.67           0       2016
                                                                   19.27             17.72           0       2015
                                                                   22.06             19.27           0       2014
                                                                   18.25             22.06           0       2013
                                                                   15.71             18.25           0       2012
                                                                   17.88             15.71           0       2011
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                     $12.52            $13.02           0       2020
                                                                   11.06             12.52           0       2019
                                                                   13.21             11.06           0       2018
                                                                   11.34             13.21           0       2017
                                                                   10.52             11.34           0       2016
                                                                   11.45             10.52           0       2015
                                                                   11.98             11.45           0       2014
                                                                    9.32             11.98           0       2013
                                                                    7.83              9.32           0       2012
                                                                    8.56              7.83           0       2011
-----------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         $14.57            $15.45           0       2020
                                                                   13.70             14.57           0       2019
                                                                   13.93             13.70           0       2018
                                                                   13.68             13.93           0       2017
                                                                   13.63             13.68           0       2016
                                                                   13.71             13.63           0       2015
                                                                   13.30             13.71           0       2014
                                                                   13.73             13.30           0       2013
                                                                   13.26             13.73           0       2012
                                                                   12.55             13.26           0       2011
-----------------------------------------------------------------------------------------------------------------

                                     B-14

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $35.58            $35.10           0       2020
                                                                        28.55             35.58           0       2019
                                                                        32.95             28.55           0       2018
                                                                        29.46             32.95           0       2017
                                                                        26.13             29.46           0       2016
                                                                        27.31             26.13           0       2015
                                                                        24.13             27.31           0       2014
                                                                        18.56             24.13           0       2013
                                                                        15.68             18.56           0       2012
                                                                        15.62             15.68           0       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $35.37            $39.53           0       2020
                                                                        28.88             35.37           0       2019
                                                                        33.37             28.88           0       2018
                                                                        29.46             33.37           0       2017
                                                                        24.93             29.46           0       2016
                                                                        26.77             24.93           0       2015
                                                                        24.85             26.77           0       2014
                                                                        17.76             24.85           0       2013
                                                                        15.09             17.76           0       2012
                                                                        16.12             15.09           0       2011
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $29.15            $35.90           0       2020
                                                                        22.51             29.15           0       2019
                                                                        24.40             22.51           0       2018
                                                                        20.29             24.40           0       2017
                                                                        18.61             20.29           0       2016
                                                                        18.77             18.61           0       2015
                                                                        16.76             18.77           0       2014
                                                                        12.52             16.76           0       2013
                                                                        10.82             12.52           0       2012
                                                                        11.22             10.82           0       2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $22.84            $24.58           0       2020
                                                                        19.34             22.84           0       2019
                                                                        20.90             19.34           0       2018
                                                                        18.98             20.90           0       2017
                                                                        17.74             18.98           0       2016
                                                                        18.16             17.74           0       2015
                                                                        17.06             18.16           0       2014
                                                                        14.62             17.06           0       2013
                                                                        13.41             14.62           0       2012
                                                                        13.43             13.41           0       2011
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Income Portfolio -- Service Class Shares                      $11.55            $12.38           0       2020
                                                                        10.55             11.55           0       2019
                                                                        10.97             10.55           0       2018
                                                                        10.54             10.97           0       2017
                                                                         9.93             10.54           0       2016
                                                                        10.31              9.93           0       2015
                                                                        10.18             10.31           0       2014
                                                                        10.00             10.18           0       2013
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                $17.26            $20.73           0       2020
                                                                        12.58             17.26           0       2019
                                                                        12.72             12.58           0       2018
                                                                        10.10             12.72           0       2017
                                                                         9.71             10.10           0       2016
                                                                        10.00              9.71           0       2015
----------------------------------------------------------------------------------------------------------------------

                                     B-15

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $23.91            $24.85           0       2020
                                                                 21.20             23.91           0       2019
                                                                 22.15             21.20           0       2018
                                                                 21.14             22.15           0       2017
                                                                 19.12             21.14           0       2016
                                                                 19.78             19.12           0       2015
                                                                 19.47             19.78           0       2014
                                                                 18.73             19.47           0       2013
                                                                 16.67             18.73           0       2012
                                                                 16.41             16.67           0       2011
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.07            $12.22           0       2020
                                                                 11.80             12.07           0       2019
                                                                 11.97             11.80           0       2018
                                                                 12.01             11.97           0       2017
                                                                 12.05             12.01           0       2016
                                                                 12.22             12.05           0       2015
                                                                 12.33             12.22           0       2014
                                                                 12.56             12.33           0       2013
                                                                 12.07             12.56           0       2012
                                                                 12.14             12.07           0       2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $20.20            $21.14           0       2020
                                                                 17.75             20.20           0       2019
                                                                 19.28             17.75           0       2018
                                                                 16.97             19.28           0       2017
                                                                 16.23             16.97           0       2016
                                                                 16.70             16.23           0       2015
                                                                 16.13             16.70           0       2014
                                                                 14.28             16.13           0       2013
                                                                 12.91             14.28           0       2012
                                                                 13.51             12.91           0       2011
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $15.04            $15.69           0       2020
                                                                 13.24             15.04           0       2019
                                                                 14.42             13.24           0       2018
                                                                 12.73             14.42           0       2017
                                                                 12.20             12.73           0       2016
                                                                 12.58             12.20           0       2015
                                                                 12.18             12.58           0       2014
                                                                 10.81             12.18           0       2013
                                                                  9.80             10.81           0       2012
                                                                 10.29              9.80           0       2011
---------------------------------------------------------------------------------------------------------------

                                     B-16

Statement of Additional Information


   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible
Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity
Insurance Company through its Genworth Life & Annuity VA Separate Account 1.
The terms used in the current prospectus for the Flexible Premium Variable
Deferred Annuity Contracts are incorporated into this Statement of Additional
Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

                                      B-1


   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the


                                      B-2

The Company

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of
Virginia. An affiliate of our former ultimate parent company acquired GLAIC on
April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"), a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with
Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings
Group Co., Ltd., a limited liability company incorporated in the People's
Republic of China (together with its affiliates, "China Oceanwide"), and Asia
Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a
Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of
New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia
23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate taxdeferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except New
York.

We are subject to regulation by the State Corporation Commission of the
Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State
Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at
least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such
Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the
Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

                                      B-3

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c)
where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor.
The net investment factor of a Subaccount available under a contract for a
Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation
          Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that
          Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc.  This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  This
agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc.  This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc.  This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc.  This agreement may be terminated by the parties upon 60 days' advance written notice.

BNY Mellon.  This agreement may be terminated by the parties upon six months'
advance written notice.

Columbia Funds Variable Series Trust II.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Deutsche DWS Variable Series II.  The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

                                      B-4

Federated Hermes Insurance Series.  This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund.  These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Goldman Sachs Variable Insurance Trust.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series.  This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust.  This agreement may be terminated by the parties upon
180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust.  The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II.  This
agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust.  This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund.  This agreement may be terminated by the parties upon 60 days' advance written notice.

State Street Variable Insurance Series Funds, Inc.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund and the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund and the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund or the Subaccount investing in the BNY Mellon Variable Investment
Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund and the BNY Mellon Variable
Investment Fund -- Government Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of
1.35% of the hypothetical investment in the Separate

                                      B-5

Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the
Subaccount investing in the BNY Mellon Variable Investment Fund -- Government
Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund or the Subaccount
investing in the BNY Mellon Variable Investment Fund -- Government Money Market
Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust --
Government Money Market Fund's or the BNY Mellon Variable Investment Fund --
Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or BNY
Mellon Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that
Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund or the BNY Mellon
Variable Investment Fund -- Government Money Market Portfolio will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund or the BNY Mellon Variable
Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For
Annuitants older than age 70 when the contract is issued)

            Current Yield:    -1.81% as of December 31, 2020
            Effective Yield:  -1.80% as of December 31, 2020

Goldman Sachs Variable Insurance Trust --  Government Money Market Fund (For
Annuitants 70 and younger when the contract is issued)

            Current Yield:    -1.61% as of December 31, 2020
            Effective Yield:  -1.60% as of December 31, 2020

BNY Mellon Variable Investment Fund -- Government Money Market Portfolio (For
Annuitants older than age 70 when the contract is issued)

            Current Yield:    -1.80% as of December 31, 2020
            Effective Yield:  -1.79% as of December 31, 2020

BNY Mellon Variable Investment Fund -- Government Money Market Portfolio (For
Annuitants 70 and younger when the contract is issued)

            Current Yield:    -1.60% as of December 31, 2020
            Effective Yield:  -1.59% as of December 31, 2020

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return.  Sales literature or advertisements may quote total return, including average annual total return for one or more of the
Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                                      B-6

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either
       Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the
       Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of
Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question

                                      B-7

of a charge to the Separate Account for federal income taxes related to the
Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant.
If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary"
          generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the
          "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint
          Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a
Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office.
Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

                                      B-8

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad
Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax
Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.
Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance
Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the
Genworth Life & Annuity VA Separate Account 1 (comprised of the subaccounts listed in the appendix of our report) as of December 31, 2020 and for the each of the years or periods listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22, 2021, states that Genworth Life and
Annuity Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Virginia State Corporation
Commission, Bureau of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the KPMG LLP report states that Genworth Life and Annuity
Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation
Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000,
Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the financial statements of the Company and the financial statements of the Separate Account. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                                      B-9
GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS YEAR ENDED DECEMBER 31, 2020 (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON) GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Table of Contents Year ended December 31, 2020
PAGE ----- Report of Independent Registered Public Accounting Firm.................... F-1 Statements of Assets and Liabilities....................................... F-6 Statements of Operations................................................... F-18 Statements of Changes in Net Assets........................................ F-30 Notes to Financials Statements............................................. F-63
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the Separate Account's auditor since 1996. Richmond, Virginia April 20, 2021 F-1 APPENDIX Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B AB Global Thematic Growth Portfolio -- Class B AB Growth and Income Portfolio -- Class B AB International Value Portfolio -- Class B AB Large Cap Growth Portfolio -- Class B AB Small Cap Growth Portfolio -- Class B AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Invesco V.I. American Franchise Fund -- Series I shares Invesco V.I. American Franchise Fund -- Series II shares Invesco V.I. Comstock Fund -- Series II shares Invesco V.I. Core Equity Fund -- Series I shares Invesco V.I. Equity and Income Fund -- Series II shares Invesco V.I. Global Real Estate Fund -- Series II shares Invesco V.I. Government Securities Fund -- Series I shares Invesco V.I. International Growth Fund -- Series II shares Invesco V.I. Managed Volatility Fund -- Series I shares (2) Invesco V.I. Technology Fund -- Series I shares Invesco V.I. Value Opportunities Fund -- Series II shares American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I (1) VP International Fund -- Class I F-2 VP Ultra(R) Fund -- Class I VP Value Fund -- Class I BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares BlackRock Global Allocation V.I. Fund -- Class III Shares BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares DWS Small Mid Cap Value VIP -- Class B Shares Eaton Vance Variable Trust VT Floating -- Rate Income Fund Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares (1) Federated Hermes High Income Bond Fund II -- Service Shares (1) Federated Hermes Kaufmann Fund II -- Service Shares (1) Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class VIP Asset Manager/SM/ Portfolio -- Service Class 2 VIP Balanced Portfolio -- Service Class 2 VIP Contrafund(R) Portfolio -- Initial Class VIP Contrafund(R) Portfolio -- Service Class 2 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 VIP Equity-Income Portfolio -- Initial Class VIP Equity-Income Portfolio -- Service Class 2 VIP Growth & Income Portfolio -- Initial Class VIP Growth & Income Portfolio -- Service Class 2 VIP Growth Opportunities Portfolio -- Initial Class VIP Growth Opportunities Portfolio -- Service Class 2 VIP Growth Portfolio -- Initial Class VIP Growth Portfolio -- Service Class 2 VIP Investment Grade Bond Portfolio -- Service Class 2 VIP Mid Cap Portfolio -- Initial Class VIP Mid Cap Portfolio -- Service Class 2 VIP Overseas Portfolio -- Initial Class VIP Value Strategies Portfolio -- Service Class 2 Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares Franklin Large Cap Growth VIP Fund -- Class 2 Shares Franklin Mutual Shares VIP Fund -- Class 2 Shares Templeton Foreign VIP Fund -- Class 1 Shares Templeton Foreign VIP Fund -- Class 2 Shares Templeton Global Bond VIP Fund -- Class 1 Shares Templeton Growth VIP Fund -- Class 2 Shares F-3 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares Goldman Sachs Large Cap Value Fund -- Institutional Shares Goldman Sachs Mid Cap Value Fund -- Institutional Shares JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares Janus Henderson Balanced Portfolio -- Service Shares Janus Henderson Enterprise Portfolio -- Institutional Shares Janus Henderson Enterprise Portfolio -- Service Shares Janus Henderson Flexible Bond Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Service Shares Janus Henderson Global Research Portfolio -- Institutional Shares Janus Henderson Global Research Portfolio -- Service Shares Janus Henderson Global Technology and Innovation Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares Janus Henderson Overseas Portfolio -- Service Shares Janus Henderson Research Portfolio -- Institutional Shares Janus Henderson Research Portfolio -- Service Shares Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II ClearBridge Variable Dividend Strategy Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares MFS(R) New Discovery Series -- Service Class Shares MFS(R) Total Return Series -- Service Class Shares MFS(R) Utilities Series -- Service Class Shares MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares (1) MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares High Yield Portfolio -- Administrative Class Shares International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares Rydex Variable Trust NASDAQ -- 100(R) Fund State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares Premier Growth Equity V.I.S. Fund -- Class 1 Shares Real Estate Securities V.I.S. Fund -- Class 1 Shares S&P 500(R) Index V.I.S. Fund -- Class 1 Shares Small-Cap Equity V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 3 Shares U.S. Equity V.I.S. Fund -- Class 1 Shares F-4 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares Alger Small Cap Growth Portfolio -- Class I-2 Shares The Prudential Series Fund Equity Portfolio -- Class II Shares (2) Jennison 20/20 Focus Portfolio -- Class II Shares Jennison Portfolio -- Class II Shares Natural Resources Portfolio -- Class II Shares SP International Growth Portfolio -- Class II Shares SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to May 1, 2020 (liquidation date). AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3) (1)See Note 1 to the financial statements for the former name of the subaccount. (2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020. (3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020. F-5 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ---------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $10,992,486 $2,617,311 $32,845,624 $21,777,827 $33,067,895 Dividend receivable -- -- -- -- -- Receivable for units sold -- 6 -- -- 189 TOTAL ASSETS 10,992,486 2,617,317 32,845,624 21,777,827 33,068,084 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 536 111 1,379 1,010 1,373 Payable for units withdrawn 9,342 -- 40,902 15,805 -- TOTAL LIABILITIES 9,878 111 42,281 16,815 1,373 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 9,950,239 2,617,206 32,171,419 20,934,238 32,698,438 Variable annuity contract owners in the annuitization period 1,032,369 -- 631,924 826,774 368,273 NET ASSETS $10,982,608 $2,617,206 $32,803,343 $21,761,012 $33,066,711 Investments in securities at cost $11,225,553 $1,508,804 $29,176,592 $20,114,380 $22,401,072 Shares outstanding 1,049,903 64,561 1,155,316 1,518,677 462,423
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------ INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ----------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $125,298,418 $2,456,109 $17,213,110 $29,255,367 $8,290,056 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 408 TOTAL ASSETS 125,298,418 2,456,109 17,213,110 29,255,367 8,290,464 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,639 94 721 1,323 323 Payable for units withdrawn 53,482 -- 9,523 16,573 -- TOTAL LIABILITIES 59,121 94 10,244 17,896 323 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 121,256,280 2,343,625 17,134,501 28,345,801 8,177,053 Variable annuity contract owners in the annuitization period 3,983,017 112,390 68,365 891,670 113,088 NET ASSETS $125,239,297 $2,456,015 $17,202,866 $29,237,471 $8,290,141 Investments in securities at cost $97,312,867 $2,645,486 $14,800,216 $22,565,870 $8,119,351 Shares outstanding 2,439,611 507,461 583,495 1,087,156 983,399
See accompanying notes to financial statements. F-6 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------- $33,914,015 $29,408,193 $10,440,932 $10,593,210 $18,703,585 $28,625,656 $11,513,729 -- -- -- -- -- -- -- -- -- 74 -- 40 -- -- 33,914,015 29,408,193 10,441,006 10,593,210 18,703,625 28,625,656 11,513,729 1,492 1,126 429 391 966 1,058 501 16,040 1,318 -- 174 -- 1,519 98 17,532 2,444 429 565 966 2,577 599 33,085,464 29,151,455 10,440,577 10,472,074 17,620,376 28,126,441 11,513,130 811,019 254,294 -- 120,571 1,082,283 496,638 -- $33,896,483 $29,405,749 $10,440,577 $10,592,645 $18,702,659 $28,623,079 $11,513,130 $24,578,146 $20,257,973 $8,882,046 $8,739,192 $15,448,206 $17,339,278 $8,522,783 1,337,303 418,086 152,111 590,809 1,057,895 267,705 117,427
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME REAL ESTATE SECURITIES FUND -- FUND -- FUND-- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------- $24,380,179 $5,228,328 $20,555,907 $5,602,222 $17,260,436 $188,793 $-- -- -- -- -- -- -- -- 495 -- -- -- -- -- -- 24,380,674 5,228,328 20,555,907 5,602,222 17,260,436 188,793 -- 999 217 875 236 885 10 -- -- 127 3,306 8,656 1,575 4 -- 999 344 4,181 8,892 2,460 14 -- 24,379,675 5,225,166 20,517,279 5,451,913 16,559,287 120,973 -- -- 2,818 34,447 141,417 698,689 67,806 -- $24,379,675 $5,227,984 $20,551,726 $5,593,330 $17,257,976 $188,779 $-- $17,074,633 $2,903,036 $19,479,003 $5,665,159 $15,963,999 $197,149 $-- 273,627 62,013 1,279,148 184,102 968,599 13,175 --
See accompanying notes to financial statements. F-7 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AMERICAN AMERICAN CENTURY CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. PORTFOLIOS, INC. ------------------------------------------------- ------------------- ---------------- INVESCO INVESCO V.I. INVESCO V.I. VP VP INTERNATIONAL V.I. VALUE INFLATION DISCIPLINED GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION CORE VALUE FUND -- FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II CLASS I ------------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $12,642,782 $-- $4,053,209 $16,824,338 $632,857 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 555 -- -- TOTAL ASSETS 12,642,782 -- 4,053,764 16,824,338 632,857 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 548 -- 173 796 33 Payable for units withdrawn 1,629 -- -- 1,843 19 TOTAL LIABILITIES 2,177 -- 173 2,639 52 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 12,608,472 -- 4,048,564 15,708,898 395,480 Variable annuity contract owners in the annuitization period 32,133 -- 5,027 1,112,801 237,325 NET ASSETS $12,640,605 $-- $4,053,591 $16,821,699 $632,805 Investments in securities at cost $9,984,501 $-- $4,559,393 $15,748,605 $548,480 Shares outstanding 301,881 -- 722,497 1,517,073 61,562
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II -------------------------------------------------- -------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $6,795,294 $203,304,455 $12,744,199 $112,709,575 $12,037,832 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 15 TOTAL ASSETS 6,795,294 203,304,455 12,744,199 112,709,575 12,037,847 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 287 10,218 559 5,260 437 Payable for units withdrawn 876 95,248 119 58,596 -- TOTAL LIABILITIES 1,163 105,466 678 63,856 437 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 6,780,703 186,787,914 12,743,521 107,142,533 12,026,495 Variable annuity contract owners in the annuitization period 13,428 16,411,075 -- 5,503,186 10,915 NET ASSETS $6,794,131 $203,198,989 $12,743,521 $112,645,719 $12,037,410 Investments in securities at cost $6,782,588 $175,125,944 $9,969,103 $84,364,018 $11,059,681 Shares outstanding 504,851 12,480,323 603,990 2,275,123 854,353
See accompanying notes to financial statements. F-8 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. ---------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES ---------------------------------------------------------------------------------------------------------------------- $634,988 $201,614 $63,643 $102,427 $8,244,504 $1,442,048 $4,077,141 -- -- -- -- -- 13 -- -- -- -- -- 439 -- -- 634,988 201,614 63,643 102,427 8,244,943 1,442,061 4,077,141 32 11 2 4 328 61 174 29 14 -- -- -- 1 55 61 25 2 4 328 62 229 429,680 132,857 63,641 102,423 8,244,615 1,441,999 4,074,075 205,247 68,732 -- -- -- -- 2,837 $634,927 $201,589 $63,641 $102,423 $8,244,615 $1,441,999 $4,076,912 $464,602 $153,459 $42,461 $86,883 $5,652,382 $1,442,048 $4,029,513 45,035 7,337 5,698 5,139 174,524 1,442,048 232,979
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES ---------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED DWS SMALL HERMES HIGH HERMES HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- $317,120 $200,371 $10,956 $31,597,984 $7,583,748 $8,704,489 $33,793,234 -- -- -- 79,015 -- -- -- -- -- -- -- -- 113 -- 317,120 200,371 10,956 31,676,999 7,583,748 8,704,602 33,793,234 17 11 -- 1,396 302 366 1,513 23 3 1 1,092 18,969 -- 10,258 40 14 1 2,488 19,271 366 11,771 180,352 132,943 10,955 30,826,792 7,529,519 8,676,870 32,989,629 136,728 67,414 -- 847,719 34,958 27,366 791,834 $317,080 $200,357 $10,955 $31,674,511 $7,564,477 $8,704,236 $33,781,463 $270,455 $186,342 $11,576 $31,928,767 $7,658,169 $8,711,529 $25,898,071 7,518 15,449 914 3,499,223 1,183,112 1,364,340 1,428,889
See accompanying notes to financial statements. F-9 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- ----------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $8,321,526 $39,325,837 $5,396,063 $73,543,207 $112,004,970 Dividend receivable -- -- -- -- -- Receivable for units sold 4,584 -- -- -- -- TOTAL ASSETS 8,326,110 39,325,837 5,396,063 73,543,207 112,004,970 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 330 1,316 267 3,657 4,359 Payable for units withdrawn -- 26,281 14,836 2,301 2,871 TOTAL LIABILITIES 330 27,597 15,103 5,958 7,230 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 8,242,449 38,835,439 5,324,618 70,382,347 111,305,299 Variable annuity contract owners in the annuitization period 83,331 462,801 56,342 3,154,902 692,441 NET ASSETS $8,325,780 $39,298,240 $5,380,960 $73,537,249 $111,997,740 Investments in securities at cost $7,559,799 $34,279,501 $4,688,593 $54,302,170 $67,407,936 Shares outstanding 750,363 2,307,854 325,849 3,248,375 2,325,202
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $83,682,643 $77,389,032 $20,855,358 $73,499,280 $8,323 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 83,682,643 77,389,032 20,855,358 73,499,280 8,323 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 3,923 2,852 875 3,469 -- Payable for units withdrawn 62,782 3,426 31,926 4,422 -- TOTAL LIABILITIES 66,705 6,278 32,801 7,891 -- NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 79,587,384 76,911,866 20,472,656 69,569,251 8,323 Variable annuity contract owners in the annuitization period 4,028,554 470,888 349,901 3,922,138 -- NET ASSETS $83,615,938 $77,382,754 $20,822,557 $73,491,389 $8,323 Investments in securities at cost $62,560,104 $38,536,304 $11,945,719 $68,716,997 $6,714 Shares outstanding 1,099,785 751,350 207,351 5,357,090 215
See accompanying notes to financial statements. F-10 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------- $84,656,352 $2,233,441 $68,681,418 $137,333,739 $16,383,169 $15,246,081 $21,739,305 -- -- -- -- -- -- -- -- 88 -- -- -- -- -- 84,656,352 2,233,529 68,681,418 137,333,739 16,383,169 15,246,081 21,739,305 3,557 97 2,558 6,303 634 651 839 28,943 -- 2,072 88,955 631 3,352 81,133 32,500 97 4,630 95,258 1,265 4,003 81,972 84,091,594 2,233,432 68,249,511 130,900,087 16,326,222 15,179,159 21,641,622 532,258 -- 427,277 6,338,394 55,682 62,919 15,711 $84,623,852 $2,233,432 $68,676,788 $137,238,481 $16,381,904 $15,242,078 $21,657,333 $54,580,380 $1,509,574 $61,443,064 $121,327,228 $12,309,623 $12,978,778 $10,919,645 1,811,606 133,419 2,873,700 5,924,665 732,700 701,937 280,362
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -------------------------------------------------------------------------------------------------------------------- VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES -------------------------------------------------------------------------------------------------------------------- $57,862,704 $12,442,300 $2,595,479 $46,850,458 $197,295,444 $331,704 $9,787,968 -- -- -- -- -- -- -- -- 221 -- -- -- -- -- 57,862,704 12,442,521 2,595,479 46,850,458 197,295,444 331,704 9,787,968 2,407 470 107 2,449 10,693 15 408 21,338 -- 192 1,868 131,803 12 775 23,745 470 299 4,317 142,496 27 1,183 57,595,877 12,357,903 2,595,180 39,502,500 179,021,882 262,979 9,786,785 243,082 84,148 -- 7,343,641 18,131,066 68,698 -- $57,838,959 $12,442,051 $2,595,180 $46,846,141 $197,152,948 $331,677 $9,786,785 $47,389,982 $8,577,373 $2,362,728 $55,116,972 $196,203,109 $244,076 $9,995,148 1,551,695 469,167 189,728 8,628,077 13,118,048 11,578 589,992
See accompanying notes to financial statements. F-11 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST ---------------------------------------------------------------- -------------- TEMPLETON GOLDMAN SACHS TEMPLETON TEMPLETON GLOBAL TEMPLETON GOVERNMENT FOREIGN VIP FOREIGN VIP BOND GROWTH VIP MONEY MARKET FUND -- FUND -- VIP FUND -- FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES ------------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $4,226,190 $186,089 $3,655,372 $6,310,482 $129,133,710 Dividend receivable -- -- -- -- 676 Receivable for units sold -- -- -- -- 639,752 TOTAL ASSETS 4,226,190 186,089 3,655,372 6,310,482 129,774,138 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 171 8 136 268 5,541 Payable for units withdrawn 45,319 2 292 2,945 -- TOTAL LIABILITIES 45,490 10 428 3,213 5,541 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 4,173,373 186,079 3,568,827 6,307,186 129,458,648 Variable annuity contract owners in the annuitization period 7,327 -- 86,117 83 309,949 NET ASSETS $4,180,700 $186,079 $3,654,944 $6,307,269 $129,768,597 Investments in securities at cost $4,450,896 $195,201 $4,387,837 $6,795,692 $129,133,710 Shares outstanding 311,436 14,013 252,269 564,949 129,133,710
JANUS ASPEN SERIES (CONTINUED) ------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON JANUS HENDERSON JANUS HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND HENDERSON FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES ------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $103,849,970 $48,797,982 $5,742,929 $9,309,851 $44,685,794 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 15 -- -- TOTAL ASSETS 103,849,970 48,797,982 5,742,944 9,309,851 44,685,794 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,056 1,893 239 367 1,787 Payable for units withdrawn 7,517 21,548 -- 73,043 39,604 TOTAL LIABILITIES 12,573 23,441 239 73,410 41,391 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 99,326,536 48,262,096 5,683,919 9,174,854 44,136,532 Variable annuity contract owners in the annuitization period 4,510,861 512,445 58,786 61,587 507,871 NET ASSETS $103,837,397 $48,774,541 $5,742,705 $9,236,441 $44,644,403 Investments in securities at cost $73,021,421 $25,857,237 $3,228,407 $8,820,497 $28,204,101 Shares outstanding 2,252,711 517,970 65,663 730,184 783,961
See accompanying notes to financial statements. F-12 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES --------------------------------------------------------------------------------------------------------------- JPMORGAN JPMORGAN JANUS GOLDMAN SACHS GOLDMAN SACHS JPMORGAN JPMORGAN INSURANCE INSURANCE HENDERSON LARGE CAP MID CAP INSURANCE INSURANCE TRUST TRUST BALANCED VALUE FUND -- VALUE FUND -- TRUST CORE TRUST MID CAP SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL BOND PORTFOLIO -- VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- $5,868,187 $30,794,359 $2,375,748 $228,567 $162,485 $1,145,663 $67,653,787 -- -- -- -- -- -- -- -- -- 86 -- -- -- -- 5,868,187 30,794,359 2,375,834 228,567 162,485 1,145,663 67,653,787 230 1,242 122 12 9 60 2,617 387 26,191 -- 10 27 56 32,829 617 27,433 122 22 36 116 35,446 5,802,348 30,603,886 1,539,606 160,643 93,619 701,046 66,847,664 65,222 163,040 836,106 67,902 68,830 444,501 770,677 $5,867,570 $30,766,926 $2,375,712 $228,545 $162,449 $1,145,547 $67,618,341 $6,272,758 $26,587,183 $2,241,119 $206,054 $126,171 $811,934 $45,399,813 633,030 1,787,252 199,979 20,989 6,739 30,633 1,552,404
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS HENDERSON JANUS JANUS JANUS GLOBAL HENDERSON GLOBAL HENDERSON JANUS HENDERSON HENDERSON RESEARCH GLOBAL TECHNOLOGY OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- RESEARCH AND INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES ----------------------------------------------------------------------------------------------------- $16,225,705 $38,573,255 $3,063,896 $12,498,335 $20,469,357 $2,298,466 $47,485,166 -- -- -- -- -- -- -- 245 -- 183 -- -- -- -- 16,225,950 38,573,255 3,064,079 12,498,335 20,469,357 2,298,466 47,485,166 621 1,478 128 507 819 97 1,821 -- 1,707 -- 7 95 9 3,047 621 3,185 128 514 914 106 4,868 16,199,571 38,170,943 3,052,304 12,408,278 20,238,879 2,298,199 47,163,270 25,758 399,127 11,647 89,543 229,564 161 317,028 $16,225,329 $38,570,070 $3,063,951 $12,497,821 $20,468,443 $2,298,360 $47,480,298 $11,105,637 $21,068,471 $1,659,161 $6,230,298 $19,500,025 $1,893,382 $27,478,666 306,377 606,307 49,418 609,675 535,707 62,834 962,212
See accompanying notes to financial statements. F-13 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- --------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I ----------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $3,409,129 $5,984,760 $4,072,036 $4,507,866 $13,836,919 Dividend receivable -- -- -- -- -- Receivable for units sold 216 -- -- -- 15 TOTAL ASSETS 3,409,345 5,984,760 4,072,036 4,507,866 13,836,934 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 145 259 162 235 585 Payable for units withdrawn -- 2 -- 62 -- TOTAL LIABILITIES 145 261 162 297 585 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 3,197,827 5,916,925 4,071,874 4,298,717 13,821,133 Variable annuity contract owners in the annuitization period 211,373 67,574 -- 208,852 15,216 NET ASSETS $3,409,200 $5,984,499 $4,071,874 $4,507,569 $13,836,349 Investments in securities at cost $2,032,278 $5,298,253 $2,915,500 $3,238,207 $13,148,291 Shares outstanding 71,351 202,942 184,255 203,240 697,425
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) -------------------------------------------------------------------------- INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $31,406,411 $1,667,508 $51,171,545 $86,791,660 $141,832,175 Dividend receivable 127,340 1,387 72,901 48,016 238,642 Receivable for units sold -- 189 218 2,631 -- TOTAL ASSETS 31,533,751 1,669,084 51,244,664 86,842,307 142,070,817 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 1,414 71 2,382 4,095 6,280 Payable for units withdrawn 2,319 -- -- -- 80,381 TOTAL LIABILITIES 3,733 71 2,382 4,095 86,661 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 30,566,098 1,649,051 48,799,448 82,834,500 138,396,437 Variable annuity contract owners in the annuitization period 963,920 19,962 2,442,834 4,003,712 3,587,719 NET ASSETS $31,530,018 $1,669,013 $51,242,282 $86,838,212 $141,984,156 Investments in securities at cost $30,101,855 $1,565,495 $47,710,252 $86,193,033 $135,300,931 Shares outstanding 3,920,900 148,355 3,464,560 8,361,432 12,237,461
See accompanying notes to financial statements. F-14 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST --------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO-- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------- $5,012,300 $23,357,166 $37,029,612 $11,722,983 $25,506 $6,819,978 $4,417,048 -- -- -- -- -- -- -- 43 -- -- 518 -- 594 -- 5,012,343 23,357,166 37,029,612 11,723,501 25,506 6,820,572 4,417,048 209 974 1,916 492 1 285 190 -- 937 6,104 -- -- -- 1 209 1,911 8,020 492 1 285 191 5,003,558 23,336,442 35,599,814 11,712,684 25,505 6,796,219 4,416,857 8,576 18,813 1,421,778 10,325 -- 24,068 -- $5,012,134 $23,355,255 $37,021,592 $11,723,009 $25,505 $6,820,287 $4,416,857 $3,214,534 $16,870,651 $31,372,246 $9,218,753 $23,777 $5,029,155 $4,201,810 139,269 989,291 1,452,142 337,936 2,445 276,448 394,027
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ -- 100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- $7,046,000 $14,902,436 $32,006,734 $37,561,914 $145,961,700 $29,198,920 $730,302,310 -- -- -- -- -- -- -- 33 -- 469 -- -- -- -- 7,046,033 14,902,436 32,007,203 37,561,914 145,961,700 29,198,920 730,302,310 289 612 1,334 1,595 5,890 1,226 32,555 -- 464 -- 32,605 1,390 38,700 105,627 289 1,076 1,334 34,200 7,280 39,926 138,182 7,045,744 14,637,381 31,751,534 36,713,627 145,204,567 29,074,994 282,676,573 -- 263,979 254,335 814,087 749,853 84,000 447,487,555 $7,045,744 $14,901,360 $32,005,869 $37,527,714 $145,954,420 $29,158,994 $730,164,128 $4,160,390 $14,019,947 $23,410,437 $39,122,350 $97,294,796 $26,054,657 $738,739,796 112,197 1,194,105 260,302 3,124,951 2,921,571 1,991,741 43,914,751
See accompanying notes to financial statements. F-15 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- --------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $416,173,471 $22,659,353 $37,762,905 $25,198,481 $5,747,938 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 416,173,471 22,659,353 37,762,905 25,198,481 5,747,938 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 21,710 933 1,492 1,004 241 Payable for units withdrawn 101,742 3,074 1,632 39,700 60 TOTAL LIABILITIES 123,452 4,007 3,124 40,704 301 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 349,485,028 22,647,949 37,420,939 24,811,556 5,744,006 Variable annuity contract owners in the annuitization period 66,564,991 7,397 338,842 346,221 3,631 NET ASSETS $416,050,019 $22,655,346 $37,759,781 $25,157,777 $5,747,637 Investments in securities at cost $414,000,888 $17,067,423 $22,965,263 $14,778,752 $2,020,362 Shares outstanding 25,116,082 425,288 404,270 562,717 121,856
See accompanying notes to financial statements. F-16 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------------------ SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 ------------------------------------------------------------------------------ $9,860,885 $20,178,957 $-- $28,522 $3,955,894 -- -- -- -- -- -- -- -- -- -- 9,860,885 20,178,957 -- 28,522 3,955,894 420 933 -- 1 164 780 17,098 -- -- 1 1,200 18,031 -- 1 165 9,855,307 19,355,675 -- 28,521 3,955,729 4,378 805,251 -- -- -- $9,859,685 $20,160,926 $-- $28,521 $3,955,729 $5,307,602 $17,738,512 $-- $7,065 $2,672,375 81,327 769,895 -- 1,105 97,821
See accompanying notes to financial statements. F-17 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations
AB VARIABLE PRODUCTS SERIES FUND, INC. ---------------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ------------ ------------ ------------ ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $232,104 $9,614 $404,522 $311,073 $-- Mortality and expense risk and administrative charges (note 4a) 193,223 33,509 491,133 399,697 432,570 NET INVESTMENT INCOME (EXPENSE) 38,881 (23,895) (86,611) (88,624) (432,570) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (307,543) 132,840 403,934 (1,033,388) 881,845 Change in unrealized appreciation (depreciation) 629,563 397,808 (2,607,594) 669,357 5,623,682 Capital gain distributions 330,737 202,339 1,674,683 -- 2,348,634 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 652,757 732,987 (528,977) (364,031) 8,854,161 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $691,638 $709,092 $(615,588) $(452,655) $8,421,591
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ---------------- ---------------- ---------------- ---------------- ---------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $486,833 $138,187 $192,909 $95,761 $253,609 Mortality and expense risk and administrative charges (note 4a) 1,389,921 34,601 1,088,311 436,725 118,679 NET INVESTMENT INCOME (EXPENSE) (903,088) 103,586 (895,402) (340,964) 134,930 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,622,943 (56,992) 8,235,428 403,645 27,108 Change in unrealized appreciation (depreciation) 20,199,259 (17,861) (8,663,568) 4,704,240 502,042 Capital gain distributions 4,037,176 -- 1,633,711 381,860 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 26,859,378 (74,853) 1,205,571 5,489,745 529,150 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $25,956,290 $28,733 $310,169 $5,148,781 $664,080
See accompanying notes to financial statements. F-18 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- $-- $-- $-- $212,351 $319,860 $9,431 $-- 334,511 364,561 76,294 136,716 336,118 325,853 152,436 (334,511) (364,561) (76,294) 75,635 (16,258) (316,422) (152,436) 723,044 1,287,499 285,463 219,435 914,888 1,159,031 119,120 8,368,300 3,135,129 744,374 745,027 912,458 5,556,257 2,100,052 2,145,105 3,892,808 641,090 235,959 404,255 1,965,977 749,778 11,236,449 8,315,436 1,670,927 1,200,421 2,231,601 8,681,265 2,968,950 $10,901,938 $7,950,875 $1,594,633 $1,276,056 $2,215,343 $8,364,843 $2,816,514
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL REAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME ESTATE SECURITIES FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- $14,759 $-- $401,695 $76,970 $361,001 $8,965 $-- 335,310 73,028 295,024 904,288 312,931 3,485 -- (320,551) (73,028) 106,671 (827,318) 48,070 5,480 -- 748,574 829,661 (448,314) (1,342,102) (134,232) (3,887) -- 5,005,443 524,941 (1,073,073) 17,367 423,897 (29,551) -- 1,539,947 344,680 499,459 1,327,785 746,288 5,463 -- 7,293,964 1,699,282 (1,021,928) 3,050 1,035,953 (27,975) -- $6,973,413 $1,626,254 $(915,257) $(824,268) $1,084,023 $(22,495) $--
See accompanying notes to financial statements. F-19 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AMERICAN CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. --------------------------------------------------- ------------------- INVESCO INVESCO V.I. INVESCO V.I. VP INTERNATIONAL V.I. VALUE INFLATION GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II ---------------- --------------- ---------------- ------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $240,915 $-- $3,148 $305,178 Mortality and expense risk and administrative charges (note 4a) 430,108 -- 54,725 450,702 NET INVESTMENT INCOME (EXPENSE) (189,193) -- (51,577) (145,524) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,495,730 -- (327,689) 853,052 Change in unrealized appreciation (depreciation) (2,636,159) -- 397,832 1,171,533 Capital gain distributions 262,606 -- 162,362 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 122,177 -- 232,505 2,024,585 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(67,016) $-- $180,928 $1,879,061
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------- VP DISCIPLINED CORE VALUE FUND -- CLASS I ---------------- YEAR ENDED DECEMBER 31, 2020 --------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $8,708 Mortality and expense risk and administrative charges (note 4a) 8,379 NET INVESTMENT INCOME (EXPENSE) 329 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 8,597 Change in unrealized appreciation (depreciation) 48,627 Capital gain distributions 16,232 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 73,456 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $73,785
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II ----------------------------------------------------- ---------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------- ---------------- ---------------- ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $129,114 $2,325,380 $-- $-- $166,477 Mortality and expense risk and administrative charges (note 4a) 295,361 3,520,696 137,131 1,137,062 185,248 NET INVESTMENT INCOME (EXPENSE) (166,247) (1,195,316) (137,131) (1,137,062) (18,771) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (3,755,509) 2,346,226 164,265 5,839,706 (157,144) Change in unrealized appreciation (depreciation) 642,189 19,249,199 2,300,186 15,016,336 754,562 Capital gain distributions 432,206 11,461,951 691,085 -- 141,979 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (2,681,114) 33,057,376 3,155,536 20,856,042 739,397 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(2,847,361) $31,862,060 $3,018,405 $19,718,980 $720,626
See accompanying notes to financial statements. F-20 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. -------------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES -------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------------------- $2,576 $-- $1,312 $704 $85,583 $2,467 $56,163 9,828 2,082 832 1,248 118,949 22,506 58,682 (7,252) (2,082) 480 (544) (33,366) (20,039) (2,519) 36,099 12,711 1,433 (247) 244,116 -- (60,617) 86,673 35,775 (4,903) 6,644 1,244,697 -- 324,967 7,770 4,350 1,552 -- 92,874 -- 370,542 130,542 52,836 (1,918) 6,397 1,581,687 -- 634,892 $123,290 $50,754 $(1,438) $5,853 $1,548,321 $(20,039) $632,373
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------- FEDERATED FEDERATED DWS HERMES HERMES DWS SMALL HIGH HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $4 $936 $114 $1,281,089 $446,069 $526,799 $-- 2,732 2,131 162 626,529 110,032 137,289 379,793 (2,728) (1,195) (48) 654,560 336,037 389,510 (379,793) 7,830 (228) (367) (1,162,328) (96,665) (167,252) 1,243,778 46,281 5,965 (550) 13,193 25,147 69,196 3,123,731 92 2,401 839 -- -- -- 1,757,699 54,203 8,138 (78) (1,149,135) (71,518) (98,056) 6,125,208 $51,475 $6,943 $(126) $(494,575) $264,519 $291,454 $5,745,415
See accompanying notes to financial statements. F-21 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- -------------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $217,164 $541,744 $63,692 $820,676 $250,915 Mortality and expense risk and administrative charges (note 4a) 120,698 444,027 91,525 1,201,140 1,453,702 NET INVESTMENT INCOME (EXPENSE) 96,466 97,717 (27,833) (380,464) (1,202,787) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 88,099 82,536 30,651 2,250,496 5,020,862 Change in unrealized appreciation (depreciation) (295,089) 3,936,923 535,576 9,596,306 21,795,335 Capital gain distributions -- 477,563 66,920 945,684 525,997 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (206,990) 4,497,022 633,147 12,792,486 27,342,194 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(110,524) $4,594,739 $605,314 $12,412,022 $26,139,407
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ------------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS --------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $-- $49,751 $9,543 $1,460,304 $44 Mortality and expense risk and administrative charges (note 4a) 657,424 884,910 293,250 1,218,030 50 NET INVESTMENT INCOME (EXPENSE) (657,424) (835,159) (283,707) 242,274 (6) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,897,566 4,189,002 2,062,978 962,482 (1) Change in unrealized appreciation (depreciation) 19,357,208 14,015,759 2,594,916 3,482,725 1,234 Capital gain distributions 1,222,990 6,291,377 2,135,045 28,311 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 23,477,764 24,496,138 6,792,939 4,473,518 1,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $22,820,340 $23,660,979 $6,509,232 $4,715,792 $1,227
See accompanying notes to financial statements. F-22 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $79,879 $929 $1,137,203 $1,844,519 $318,863 $273,027 $2,188 1,399,725 30,904 877,216 1,491,215 219,976 219,546 227,278 (1,319,846) (29,975) 259,987 353,304 98,887 53,481 (225,090) 9,912,137 90,520 (101,392) 163,105 617,626 (325,228) 2,000,982 12,907,686 474,387 (373,575) 9,793,020 (918,101) (279,880) 5,806,524 527,534 29,259 3,031,585 2,799,017 866,631 835,876 910,801 23,347,357 594,166 2,556,618 12,755,142 566,156 230,768 8,718,307 $22,027,511 $564,191 $2,816,605 $13,108,446 $665,043 $284,249 $8,493,217
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ------------------------------------------------------------------------------------------------------------------------ VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ------------------------------------------------------------------------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ $250,713 $49,072 $22,501 $688,357 $11,549,438 $-- $260,103 1,108,251 155,202 32,338 888,331 3,910,534 3,793 140,800 (857,538) (106,130) (9,837) (199,974) 7,638,904 (3,793) 119,303 (2,342,418) 376,382 (26,007) (2,281,845) (2,694,716) 19,167 (141,594) 8,193,051 1,187,781 104,118 (5,755,160) (9,841,362) 53,905 (991,011) -- 52,326 112,283 12,264,891 163,594 15,412 361,614 5,850,633 1,616,489 190,394 4,227,886 (12,372,484) 88,484 (770,991) $4,993,095 $1,510,359 $180,557 $4,027,912 $(4,733,580) $84,691 $(651,688)
See accompanying notes to financial statements. F-23 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST --------------------------------------------------------------- -------------- GOLDMAN SACHS TEMPLETON GOVERNMENT TEMPLETON TEMPLETON GLOBAL TEMPLETON MONEY FOREIGN FOREIGN BOND GROWTH MARKET VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $140,943 $16,956 $358,229 $186,709 $316,881 Mortality and expense risk and administrative charges (note 4a) 57,957 6,108 57,746 94,979 2,039,803 NET INVESTMENT INCOME (EXPENSE) 82,986 10,848 300,483 91,730 (1,722,922) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (180,024) (76,361) (200,954) (335,398) -- Change in unrealized appreciation (depreciation) (90,643) (3,942) (403,083) 432,188 -- Capital gain distributions -- -- -- -- -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (270,667) (80,303) (604,037) 96,790 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(187,681) $(69,455) $(303,554) $188,520 $(1,722,922)
JANUS ASPEN SERIES (CONTINUED) -------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON JANUS HENDERSON HENDERSON HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES -------------- ------------- -------------- ------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $2,046,837 $49,564 $2,277 $265,201 $274,996 Mortality and expense risk and administrative charges (note 4a) 1,776,600 616,383 79,415 133,092 570,062 NET INVESTMENT INCOME (EXPENSE) 270,237 (566,819) (77,138) 132,109 (295,066) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 4,947,054 3,076,235 397,977 48,331 2,067,788 Change in unrealized appreciation (depreciation) 5,007,105 1,584,474 98,905 590,381 8,364,397 Capital gain distributions 923,575 3,095,511 386,473 -- 2,589,471 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 10,877,734 7,756,220 883,355 638,712 13,021,656 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $11,147,971 $7,189,401 $806,217 $770,821 $12,726,590
See accompanying notes to financial statements. F-24 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES -------------------------------------------------------------------------------------------------------------- GOLDMAN GOLDMAN JPMORGAN JANUS SACHS SACHS INSURANCE JPMORGAN JPMORGAN JPMORGAN HENDERSON LARGE CAP MID CAP TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST BALANCED VALUE FUND -- VALUE FUND -- CORE BOND MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES -------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------- $75,875 $171,970 $44,740 $4,745 $879 $9,668 $1,550,991 76,919 404,040 44,179 5,032 2,263 22,398 919,381 (1,044) (232,070) 561 (287) (1,384) (12,730) 631,610 (157,628) (35,720) 50,114 (17,627) 3,944 125,908 3,486,841 205,789 1,538,064 84,775 (12,536) 28,114 53,085 2,987,255 99,855 436,812 -- 19,798 5,788 77,969 638,662 148,016 1,939,156 134,889 (10,365) 37,846 256,962 7,112,758 $146,972 $1,707,086 $135,450 $(10,652) $36,462 $244,232 $7,744,368
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS JANUS HENDERSON JANUS GLOBAL HENDERSON JANUS HENDERSON HENDERSON GLOBAL RESEARCH HENDERSON TECHNOLOGY AND OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $89,959 $277,587 $17,610 $324 $235,903 $24,248 $225,376 222,277 479,235 42,441 161,394 256,220 30,793 587,906 (132,318) (201,648) (24,831) (161,070) (20,317) (6,545) (362,530) 639,310 2,142,010 168,809 1,382,872 (519,807) 3,628 2,132,907 3,125,632 2,184,457 186,284 2,307,495 3,035,923 277,534 6,625,426 1,019,015 1,793,620 149,755 939,627 -- -- 3,350,410 4,783,957 6,120,087 504,848 4,629,994 2,516,116 281,162 12,108,743 $4,651,639 $5,918,439 $480,017 $4,468,924 $2,495,799 $274,617 $11,746,213
See accompanying notes to financial statements. F-25 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- ------------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I -------------- ------------ ------------ ------------ ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $11,364 $30,659 $54,111 $57,876 $176,626 Mortality and expense risk and administrative charges (note 4a) 49,541 85,097 56,592 94,521 200,046 NET INVESTMENT INCOME (EXPENSE) (38,177) (54,438) (2,481) (36,645) (23,420) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 327,625 81,984 160,856 647,556 90,276 Change in unrealized appreciation (depreciation) 307,844 302,240 (17,590) (610,744) (1,118,490) Capital gain distributions 271,600 510,234 33,647 40,185 1,383,122 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 907,069 894,458 176,913 76,997 354,908 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $868,892 $840,020 $174,432 $40,352 $331,488
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) ------------------------------------------------------------------------------ INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $1,814,992 $107,613 $729,793 $613,794 $3,108,946 Mortality and expense risk and administrative charges (note 4a) 622,143 27,254 735,486 1,012,864 2,364,741 NET INVESTMENT INCOME (EXPENSE) 1,192,849 80,359 (5,693) (399,070) 744,205 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (109,421) 15,350 3,042,219 (21,540) 1,705,942 Change in unrealized appreciation (depreciation) (137,292) (29,458) 1,737,932 888,314 5,645,600 Capital gain distributions -- -- 313,868 -- 1,683,828 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (246,713) (14,108) 5,094,019 866,774 9,035,370 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $946,136 $66,251 $5,088,326 $467,704 $9,779,575
See accompanying notes to financial statements. F-26 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST ------------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------- $19,705 $-- $728,870 $251,070 $846 $13,700 $213,773 71,272 280,195 669,307 178,240 352 98,349 69,179 (51,567) (280,195) 59,563 72,830 494 (84,649) 144,594 174,783 240,332 637,310 313,300 22 389,299 (62,004) 266,112 5,304,455 694,008 (394,583) 1,235 302,905 136,819 142,006 1,953,595 949,165 297,067 -- 602,288 -- 582,901 7,498,382 2,280,483 215,784 1,257 1,294,492 74,815 $531,334 $7,218,187 $2,340,046 $288,614 $1,751 $1,209,843 $219,409
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. --------------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ --100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $17,450 $330,496 $8,648 $185,625 $2,338,715 $-- $13,132,815 90,510 205,443 443,224 579,800 2,029,487 369,986 11,209,621 (73,060) 125,053 (434,576) (394,175) 309,228 (369,986) 1,923,194 273,658 194,418 1,317,802 (1,093,949) 9,650,183 (867,785) (11,645,024) 1,256,084 364,452 4,333,154 (1,525,878) (1,659,718) 3,381,797 39,802,574 696,325 43,770 2,802,061 498,643 10,890,636 803,829 -- 2,226,067 602,640 8,453,017 (2,121,184) 18,881,101 3,317,841 28,157,550 $2,153,007 $727,693 $8,018,441 $(2,515,359) $19,190,329 $2,947,855 $30,080,744
See accompanying notes to financial statements. F-27 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- ----------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------- -------------- ---------------- ---------------- --------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $6,504,671 $105,336 $54,846 $210,854 $-- Mortality and expense risk and administrative charges (note 4a) 7,741,693 312,184 435,980 295,813 78,055 NET INVESTMENT INCOME (EXPENSE) (1,237,022) (206,848) (381,134) (84,959) (78,055) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (7,613,364) 591,662 2,006,318 1,297,802 560,779 Change in unrealized appreciation (depreciation) 22,383,553 1,929,663 9,061,938 7,910,624 822,267 Capital gain distributions -- 1,597,555 4,903,568 1,414,625 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 14,770,189 4,118,880 15,971,824 10,623,051 1,383,046 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $13,533,167 $3,912,032 $15,590,690 $10,538,092 $1,304,991
See accompanying notes to financial statements. F-28 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------ -------------- SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 --------------- --------------- --------------- --------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------- $-- $-- $-- $-- $-- 97,669 427,318 -- 346 118,514 (97,669) (427,318) -- (346) (118,514) 735,225 (3,022,278) -- 253 1,921,551 2,173,049 4,576,377 -- 8,895 104,617 -- -- -- -- 661,478 2,908,274 1,554,099 -- 9,148 2,687,646 $2,810,605 $1,126,781 $-- $8,802 $2,569,132
See accompanying notes to financial statements. F-29 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------------------- AB AB AB BALANCED WEALTH GLOBAL THEMATIC GROWTH AND STRATEGY PORTFOLIO -- GROWTH PORTFOLIO -- INCOME PORTFOLIO -- CLASS B CLASS B CLASS B ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $38,881 $58,707 $(23,895) $(28,636) $(86,611) $(230,480) Net realized gain (loss) on investments (307,543) (144,054) 132,840 137,912 403,934 1,489,351 Change in unrealized appreciation (depreciation) on investments 629,563 489,266 397,808 278,491 (2,607,594) 2,625,475 Capital gain distributions 330,737 1,431,565 202,339 116,397 1,674,683 4,681,527 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 691,638 1,835,484 709,092 504,164 (615,588) 8,565,873 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 5,724 37,136 -- 70 2,259 132,304 Transfers for contract benefits and terminations (1,266,828) (1,127,876) (148,658) (291,795) (3,273,397) (5,095,178) Administrative expenses (86,782) (95,078) (10,621) (10,424) (66,684) (103,604) Transfers between subaccounts (including fixed account), net (410,835) (803,469) (67,539) (55,023) (6,689,365) (610,202) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,758,721) (1,989,287) (226,818) (357,172) (10,027,187) (5,676,680) INCREASE (DECREASE) IN NET ASSETS (1,067,083) (153,803) 482,274 146,992 (10,642,775) 2,889,193 Net assets at beginning of year 12,049,691 12,203,494 2,134,932 1,987,940 43,446,118 40,556,925 Net assets at end of year $10,982,608 $12,049,691 $2,617,206 $2,134,932 $32,803,343 $43,446,118 CHANGE IN UNITS (NOTE 5): Units purchased 62,166 33,087 4,321 4,338 81,120 255,200 Units redeemed (188,611) (178,355) (15,319) (21,892) (473,593) (477,974) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (126,445) (145,268) (10,998) (17,554) (392,473) (222,774)
See accompanying notes to financial statements. F-30 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------------- AB AB AB INVESCO OPPENHEIMER INVESCO OPPENHEIMER INTERNATIONAL LARGE CAP SMALL CAP V.I. CAPITAL V.I. CAPITAL VALUE PORTFOLIO -- GROWTH PORTFOLIO -- GROWTH PORTFOLIO -- APPRECIATION FUND -- APPRECIATION FUND -- CLASS B CLASS B CLASS B SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(88,624) $(275,296) $(432,570) $(377,344) $(334,511) $(214,398) $(364,561) $(326,336) $(76,294) $(65,683) (1,033,388) (227,919) 881,845 574,843 723,044 175,625 1,287,499 962,278 285,463 126,217 669,357 4,620,285 5,623,682 3,384,399 8,368,300 2,107,773 3,135,129 4,180,680 744,374 747,992 -- -- 2,348,634 3,225,641 2,145,105 1,934,385 3,892,808 2,273,320 641,090 418,261 (452,655) 4,117,070 8,421,591 6,807,539 10,901,938 4,003,385 7,950,875 7,089,942 1,594,633 1,226,787 16,510 66,843 358,102 442,472 228,571 390,024 12,655 4,745 110,083 59,446 (2,043,127) (3,097,932) (1,190,578) (1,891,182) (1,931,702) (1,061,945) (2,391,712) (3,513,692) (160,115) (262,938) (199,438) (243,954) (129,263) (111,215) (144,973) (74,714) (22,398) (24,293) (31,378) (23,391) (4,841,383) (341,257) (974,117) (416,539) 9,988,054 (666,766) (1,438,508) (470,945) 4,509,408 (346,759) (7,067,438) (3,616,300) (1,935,856) (1,976,464) 8,139,950 (1,413,401) (3,839,963) (4,004,185) 4,427,998 (573,642) (7,520,093) 500,770 6,485,735 4,831,075 19,041,888 2,589,984 4,110,912 3,085,757 6,022,631 653,145 29,281,105 28,780,335 26,580,976 21,749,901 14,854,595 12,264,611 25,294,837 22,209,080 4,417,946 3,764,801 $21,761,012 $29,281,105 $33,066,711 $26,580,976 $33,896,483 $14,854,595 $29,405,749 $25,294,837 $10,440,577 $4,417,946 1,014,730 617,253 44,941 26,734 481,806 34,247 14,245 19,592 155,739 20,858 (2,060,409) (1,110,971) (109,365) (121,619) (188,680) (87,746) (84,928) (87,972) (51,024) (42,998) (1,045,679) (493,718) (64,424) (94,885) 293,126 (53,499) (70,683) (68,380) 104,715 (22,140)
See accompanying notes to financial statements. F-31 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. CONSERVATIVE V.I. CONSERVATIVE V.I. DISCOVERY MID CAP BALANCED FUND -- BALANCED FUND -- GROWTH FUND -- SERIES I SHARES SERIES II SHARES SERIES I SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $75,635 $90,062 $(16,258) $24,052 $(316,422) $(305,855) Net realized gain (loss) on investments 219,435 134,753 914,888 431,776 1,159,031 995,496 Change in unrealized appreciation (depreciation) on investments 745,027 1,061,056 912,458 1,741,755 5,556,257 3,427,138 Capital gain distributions 235,959 158,222 404,255 292,203 1,965,977 2,879,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,276,056 1,444,093 2,215,343 2,489,786 8,364,843 6,996,012 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 455 973 16,594 8,685 30,536 3,004 Transfers for contract benefits and terminations (704,757) (1,124,819) (2,512,185) (1,834,907) (2,679,427) (2,979,319) Administrative expenses (10,324) (11,400) (88,845) (93,992) (17,378) (18,801) Transfers between subaccounts (including fixed account), net 224,914 92,244 697,912 909,558 (359,887) (356,996) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (489,712) (1,043,002) (1,886,524) (1,010,656) (3,026,156) (3,352,112) INCREASE (DECREASE) IN NET ASSETS 786,344 401,091 328,819 1,479,130 5,338,687 3,643,900 Net assets at beginning of year 9,806,301 9,405,210 18,373,840 16,894,710 23,284,392 19,640,492 Net assets at end of year $10,592,645 $9,806,301 $18,702,659 $18,373,840 $28,623,079 $23,284,392 CHANGE IN UNITS (NOTE 5): Units purchased 32,831 15,718 366,777 263,088 17,997 13,664 Units redeemed (46,691) (61,074) (514,637) (353,599) (62,042) (69,149) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (13,860) (45,356) (147,860) (90,511) (44,045) (55,485)
See accompanying notes to financial statements. F-32 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. V.I. DISCOVERY MID CAP INVESCO OPPENHEIMER GLOBAL STRATEGIC INVESCO OPPENHEIMER GROWTH FUND -- V.I. GLOBAL FUND -- INCOME FUND -- V.I. MAIN STREET FUND(R) -- SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(152,436) $(136,231) $(903,088) $(610,398) $103,586 $66,986 $(895,402) $(1,003,549) 119,120 70,970 2,622,943 1,495,168 (56,992) (45,106) 8,235,428 2,470,864 2,100,052 1,581,828 20,199,259 6,492,872 (17,861) 222,626 (8,663,568) 9,362,247 749,778 1,118,284 4,037,176 9,150,385 -- -- 1,633,711 18,397,144 2,816,514 2,634,851 25,956,290 16,528,027 28,733 244,506 310,169 29,226,706 363,529 507,978 404,898 583,549 10,050 2,273 86,743 130,429 (704,428) (605,569) (6,723,862) (6,086,757) (183,804) (334,346) (5,859,174) (11,987,450) (43,984) (40,916) (604,438) (383,600) (3,031) (3,812) (546,634) (988,335) (1,601,909) 1,246,703 38,750,960 (2,283,258) (23,570) (36,582) (89,108,264) (10,840,588) (1,986,792) 1,108,196 31,827,558 (8,170,066) (200,355) (372,467) (95,427,329) (23,685,944) 829,722 3,743,047 57,783,848 8,357,961 (171,622) (127,961) (95,117,160) 5,540,762 10,683,408 6,940,361 67,455,449 59,097,488 2,627,637 2,755,598 112,320,026 106,779,264 $11,513,130 $10,683,408 $125,239,297 $67,455,449 $2,456,015 $2,627,637 $17,202,866 $112,320,026 59,177 85,149 2,913,635 318,656 26,773 7,314 561,844 456,233 (125,291) (50,824) (1,067,022) (694,013) (46,627) (41,914) (5,211,647) (1,623,964) (66,114) 34,325 1,846,613 (375,357) (19,854) (34,600) (4,649,803) (1,167,731)
-------------------------- INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND(R) -- SERIES II SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(340,964) $(482,797) 403,645 194,414 4,704,240 3,861,143 381,860 2,759,471 5,148,781 6,332,231 45,343 197,125 (2,580,960) (2,619,339) (195,319) (210,618) (2,855,308) (1,523,058) (5,586,244) (4,155,890) (437,463) 2,176,341 29,674,934 27,498,593 $29,237,471 $29,674,934 278,953 164,776 (447,225) (321,224) (168,272) (156,448)
See accompanying notes to financial statements. F-33 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER V.I. TOTAL RETURN INVESCO V.I. AMERICAN INVESCO V.I. AMERICAN BOND FUND -- FRANCHISE FUND -- FRANCHISE FUND -- SERIES I SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $134,930 $160,920 $(320,551) $(299,562) $(73,028) $(79,488) Net realized gain (loss) on investments 27,108 (85,620) 748,574 282,871 829,661 610,523 Change in unrealized appreciation (depreciation) on investments 502,042 547,390 5,005,443 2,572,726 524,941 247,077 Capital gain distributions -- -- 1,539,947 3,115,377 344,680 710,919 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 664,080 622,690 6,973,413 5,671,412 1,626,254 1,489,031 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 32,938 2,400 318,780 456,438 -- -- Transfers for contract benefits and terminations (1,118,332) (822,602) (1,443,006) (1,393,486) (1,187,104) (838,774) Administrative expenses (12,096) (12,690) (102,957) (90,850) (17,195) (18,127) Transfers between subaccounts (including fixed account), net 489,253 350,684 (5,266,330) 4,071,598 (275,973) (17,689) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (608,237) (482,208) (6,493,513) 3,043,700 (1,480,272) (874,590) INCREASE (DECREASE) IN NET ASSETS 55,843 140,482 479,900 8,715,112 145,982 614,441 Net assets at beginning of year 8,234,298 8,093,816 23,899,775 15,184,663 5,082,002 4,467,561 Net assets at end of year $8,290,141 $8,234,298 $24,379,675 $23,899,775 $5,227,984 $5,082,002 CHANGE IN UNITS (NOTE 5): Units purchased 61,874 42,408 53,507 260,165 28,609 27,456 Units redeemed (86,047) (67,324) (332,241) (111,789) (75,302) (56,416) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (24,173) (24,916) (278,734) 148,376 (46,693) (28,960)
See accompanying notes to financial statements. F-34 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) --------------------------------------------------------------------------------------------------------- INVESCO V.I. INVESCO V.I. CORE INVESCO V.I. EQUITY INVESCO V.I. GLOBAL REAL COMSTOCK FUND -- EQUITY FUND -- AND INCOME FUND -- ESTATE FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $106,671 $26,345 $(827,318) $(802,586) $48,070 $70,887 $5,480 $3,189 (448,314) 370,527 (1,342,102) (506,937) (134,232) 210,908 (3,887) 4,371 (1,073,073) 1,420,044 17,367 13,837,659 423,897 1,415,884 (29,551) 31,677 499,459 2,992,047 1,327,785 11,191,306 746,288 1,295,335 5,463 242 (915,257) 4,808,963 (824,268) 23,719,442 1,084,023 2,993,014 (22,495) 39,479 16,250 119,773 40,291 75,718 200 52,332 -- -- (1,572,835) (1,862,097) (4,717,395) (11,522,231) (1,382,591) (1,604,537) (16,563) (17,937) (90,383) (108,735) (507,356) (943,786) (133,365) (138,908) (293) (318) (716,204) (1,053,878) (86,703,324) (8,356,946) (1,173,731) (15,606) 16,937 (12,170) (2,363,172) (2,904,937) (91,887,784) (20,747,245) (2,689,487) (1,706,719) 81 (30,425) (3,278,429) 1,904,026 (92,712,052) 2,972,197 (1,605,464) 1,286,295 (22,414) 9,054 23,830,155 21,926,129 98,305,382 95,333,185 18,863,440 17,577,145 211,193 202,139 $20,551,726 $23,830,155 $5,593,330 $98,305,382 $17,257,976 $18,863,440 $188,779 $211,193 135,981 36,711 580,966 532,370 148,253 141,446 5,835 1,708 (234,829) (158,050) (5,809,821) (1,731,254) (315,870) (234,739) (4,984) (3,626) (98,848) (121,339) (5,228,855) (1,198,884) (167,617) (93,293) 851 (1,918)
-------------------------- INVESCO V.I. GOVERNMENT SECURITIES FUND -- SERIES I SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $-- $(10) -- (29) -- 145 -- -- -- 106 -- -- -- (2,924) -- -- -- 1 -- (2,923) -- (2,817) -- 2,817 $-- $-- -- -- -- (165) -- (165)
See accompanying notes to financial statements. F-35 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO V.I. INTERNATIONAL INVESCO V.I. INVESCO V.I. VALUE GROWTH FUND -- TECHNOLOGY FUND -- OPPORTUNITIES FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(189,193) $(180,256) $-- $(43) $(51,577) $(65,712) Net realized gain (loss) on investments 2,495,730 1,164,192 -- 2,012 (327,689) (117,817) Change in unrealized appreciation (depreciation) on investments (2,636,159) 6,243,126 -- 2,252 397,832 341,876 Capital gain distributions 262,606 2,726,332 -- -- 162,362 878,004 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (67,016) 9,953,394 -- 4,221 180,928 1,036,351 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 17,157 78,437 -- -- 3,814 1,320 Transfers for contract benefits and terminations (2,071,570) (4,419,494) -- -- (328,483) (455,929) Administrative expenses (211,654) (349,805) -- -- (11,768) (14,773) Transfers between subaccounts (including fixed account), net (27,283,690) (3,947,650) -- (36,919) (115,324) (63,605) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (29,549,757) (8,638,512) -- (36,919) (451,761) (532,987) INCREASE (DECREASE) IN NET ASSETS (29,616,773) 1,314,882 -- (32,698) (270,833) 503,364 Net assets at beginning of year 42,257,378 40,942,496 -- 32,698 4,324,424 3,821,060 Net assets at end of year $12,640,605 $42,257,378 $-- $-- $4,053,591 $4,324,424 CHANGE IN UNITS (NOTE 5): Units purchased 306,404 238,464 -- -- 32,377 12,221 Units redeemed (2,522,907) (860,415) -- (4,514) (52,601) (40,509) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (2,216,503) (621,951) -- (4,514) (20,224) (28,288)
See accompanying notes to financial statements. F-36 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------------------------------------------------------------------------------------------------- VP INFLATION VP DISCIPLINED PROTECTION CORE VALUE VP INTERNATIONAL VP ULTRA(R) FUND -- CLASS II FUND -- CLASS I FUND -- CLASS I FUND -- CLASS I ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(145,524) $196,024 $329 $773 $(7,252) $(4,701) $(2,082) $(763) 853,052 (195,627) 8,597 4,746 36,099 10,715 12,711 4,106 1,171,533 2,521,781 48,627 32,343 86,673 89,521 35,775 3,630 -- -- 16,232 29,501 7,770 28,437 4,350 4,440 1,879,061 2,522,178 73,785 67,363 123,290 123,972 50,754 11,413 14,402 28,467 -- -- -- -- -- -- (2,471,992) (4,191,895) (36,740) (28,154) (48,925) (44,413) (10,105) (2,266) (242,833) (341,131) (440) (356) (989) (1,135) (325) (265) (17,910,358) 1,148,725 258,676 (29,279) 28,225 (56,156) 121,956 (9,530) (20,610,781) (3,355,834) 221,496 (57,789) (21,689) (101,704) 111,526 (12,061) (18,731,720) (833,656) 295,281 9,574 101,601 22,268 162,280 (648) 35,553,419 36,387,075 337,524 327,950 533,326 511,058 39,309 39,957 $16,821,699 $35,553,419 $632,805 $337,524 $634,927 $533,326 $201,589 $39,309 514,640 539,644 20,221 1,618 14,437 1,933 5,603 171 (2,155,346) (810,557) (8,179) (4,200) (13,734) (7,951) (2,062) (613) (1,640,706) (270,913) 12,042 (2,582) 703 (6,018) 3,541 (442)
-------------------------- VP VALUE FUND -- CLASS I ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $480 $422 1,433 1,312 (4,903) 8,856 1,552 3,701 (1,438) 14,291 -- -- (866) (955) (107) (164) (3,360) (1,810) (4,333) (2,929) (5,771) 11,362 69,412 58,050 $63,641 $69,412 95 4 (259) (103) (164) (99)
See accompanying notes to financial statements. F-37 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BNY MELLON ----------------------------------------------------------------------------- BNY MELLON BNY MELLON BNY MELLON SUSTAINABLE VARIABLE INVESTMENT U.S. EQUITY INVESTMENT FUND -- PORTFOLIOS --MIDCAP STOCK PORTFOLIO, INC. -- GOVERNMENT MONEY PORTFOLIO --INITIAL SHARES INITIAL SHARES MARKET PORTFOLIO ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(544) $(780) $(33,366) $(5,713) $(20,039) $147 Net realized gain (loss) on investments (247) 350 244,116 10,231 -- -- Change in unrealized appreciation (depreciation) on investments 6,644 9,589 1,244,697 1,668,754 -- -- Capital gain distributions -- 6,809 92,874 219,638 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 5,853 15,968 1,548,321 1,892,910 (20,039) 147 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,324 -- 119,198 -- 40,554 -- Transfers for contract benefits and terminations (4,102) (4,731) (1,111,148) (42,073) (1,573,958) (1,136,481) Administrative expenses (584) (657) (31,164) (25,962) (3,747) (2,401) Transfers between subaccounts (including fixed account), net 1 (1) (1,166) (1,614) 1,937,401 1,109,042 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (2,361) (5,389) (1,024,280) (69,649) 400,250 (29,840) INCREASE (DECREASE) IN NET ASSETS 3,492 10,579 524,041 1,823,261 380,211 (29,693) Net assets at beginning of year 98,931 88,352 7,720,574 5,897,313 1,061,788 1,091,481 Net assets at end of year $102,423 $98,931 $8,244,615 $7,720,574 $1,441,999 $1,061,788 CHANGE IN UNITS (NOTE 5): Units purchased 77 -- 8,158 141 271,229 199,656 Units redeemed (160) (170) (69,533) (5,372) (229,477) (202,490) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (83) (170) (61,375) (5,231) 41,752 (2,834)
See accompanying notes to financial statements. F-38 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BLACKROCK VARIABLE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- BLACKROCK BLACKROCK BLACKROCK LARGE CAP ADVANTAGE BASIC BLACKROCK FOCUS U.S. TOTAL MARKET VALUE GLOBAL ALLOCATION GROWTH V.I. FUND -- V.I. FUND -- V.I. FUND -- V.I. FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(2,519) $23,922 $(166,247) $106,688 $(1,195,316) $(1,370,576) $(137,131) $(103,288) (60,617) (44,773) (3,755,509) (67,377) 2,346,226 833,303 164,265 32,962 324,967 504,769 642,189 3,245,778 19,249,199 23,304,853 2,300,186 881,050 370,542 487,480 432,206 2,392,562 11,461,951 8,081,556 691,085 714,957 632,373 971,398 (2,847,361) 5,677,651 31,862,060 30,849,136 3,018,405 1,525,681 2,626 10,809 11,663 40,512 69,703 212,059 54,820 2,310 (147,992) (365,081) (2,231,345) (3,014,965) (19,653,749) (22,530,770) (289,255) (118,875) (16,627) (17,570) (151,563) (259,532) (1,719,193) (1,828,232) (36,188) (25,509) (711,838) (77,425) (17,746,717) (456,099) (14,300,625) (12,991,465) 2,852,472 962,233 (873,831) (449,267) (20,117,962) (3,690,084) (35,603,864) (37,138,408) 2,581,849 820,159 (241,458) 522,131 (22,965,323) 1,987,567 (3,741,804) (6,289,272) 5,600,254 2,345,840 4,318,370 3,796,239 29,759,454 27,771,887 206,940,793 213,230,065 7,143,267 4,797,427 $4,076,912 $4,318,370 $6,794,131 $29,759,454 $203,198,989 $206,940,793 $12,743,521 $7,143,267 7,323 16,359 352,391 199,609 546,585 685,594 82,543 34,812 (38,851) (34,878) (1,629,904) (415,406) (2,805,637) (3,144,941) (25,104) (7,811) (31,528) (18,519) (1,277,513) (215,797) (2,259,052) (2,459,347) 57,439 27,001
COLUMBIA FUNDS VARIABLE SERIES TRUST II -------------------------- CTIVP/SM/ -- LOOMIS SAYLES GROWTH FUND -- CLASS 1 -------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 -------------------------- $(1,137,062) $(640,342) 5,839,706 3,756,921 15,016,336 6,998,778 -- -- 19,718,980 10,115,357 62,628 40,712 (6,389,867) (4,611,341) (601,571) (308,495) 62,216,888 (4,867,363) 55,288,078 (9,746,487) 75,007,058 368,870 37,638,661 37,269,791 $112,645,719 $37,638,661 4,093,409 184,139 (1,134,432) (802,213) 2,958,977 (618,074)
See accompanying notes to financial statements. F-39 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
COLUMBIA FUNDS VARIABLE DEUTSCHE DWS VARIABLE DEUTSCHE DWS VARIABLE SERIES TRUST II (CONTINUED) SERIES I SERIES II --------------------------- ------------------------- ------------------------- COLUMBIA VARIABLE PORTFOLIO-- DWS DWS OVERSEAS CAPITAL CROCI(R) CORE FUND -- GROWTH VIP -- U.S. VIP -- CLASS 2 CLASS B SHARES CLASS B SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(18,771) $27,221 $(2,728) $(106) $(1,195) $(118) Net realized gain (loss) on investments (157,144) 15,975 7,830 2,505 (228) 779 Change in unrealized appreciation (depreciation) on investments 754,562 779,183 46,281 (1,012) 5,965 8,095 Capital gain distributions 141,979 1,851,411 92 1,252 2,401 3,897 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 720,626 2,673,790 51,475 2,639 6,943 12,653 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 6,370 175 -- -- -- -- Transfers for contract benefits and terminations (1,541,062) (995,890) (15,689) (10,714) (9,856) (1,906) Administrative expenses (36,726) (41,384) (109) (49) (84) (35) Transfers between subaccounts (including fixed account), net (321,458) (551,132) 280,002 (114) 152,677 (3,463) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,892,876) (1,588,231) 264,204 (10,877) 142,737 (5,404) INCREASE (DECREASE) IN NET ASSETS (1,172,250) 1,085,559 315,679 (8,238) 149,680 7,249 Net assets at beginning of year 13,209,660 12,124,101 1,401 9,639 50,677 43,428 Net assets at end of year $12,037,410 $13,209,660 $317,080 $1,401 $200,357 $50,677 CHANGE IN UNITS (NOTE 5): Units purchased 103,282 31,909 12,732 -- 15,261 283 Units redeemed (263,759) (172,755) (2,908) (445) (3,474) (654) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (160,477) (140,846) 9,824 (445) 11,787 (371)
See accompanying notes to financial statements. F-40 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
DEUTSCHE DWS VARIABLE EATON VANCE VARIABLE SERIES II (CONTINUED) TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED FEDERATED SMALL MID CAP VT HERMES HIGH INCOME BOND HERMES HIGH INCOME BOND HERMES KAUFMANN VALUE VIP -- FLOATING-RATE FUND II -- FUND II -- FUND II -- CLASS B SHARES INCOME FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(48) $(142) $654,560 $1,389,337 $336,037 $412,201 $389,510 $471,183 $(379,793) $(285,406) (367) (70) (1,162,328) (238,846) (96,665) (91,877) (167,252) (102,251) 1,243,778 981,316 (550) 1,307 13,193 1,656,512 25,147 742,579 69,196 854,446 3,123,731 2,483,844 839 779 -- -- -- -- -- -- 1,757,699 1,788,827 (126) 1,874 (494,575) 2,807,003 264,519 1,062,903 291,454 1,223,378 5,745,415 4,968,581 -- -- 459,633 449,045 46,358 365 2,245 22,798 5,068 5,205 (475) (476) (3,655,676) (5,277,735) (798,411) (1,345,424) (983,797) (1,397,669) (2,509,021) (1,823,526) (23) (24) (289,020) (401,275) (9,491) (11,827) (26,068) (31,695) (140,989) (78,293) 290 (47) (11,727,676) (5,365,463) (267,095) (86,099) (565,493) (295,370) 12,718,806 (1,667,627) (208) (547) (15,212,739) (10,595,428) (1,028,639) (1,442,985) (1,573,113) (1,701,936) 10,073,864 (3,564,241) (334) 1,327 (15,707,314) (7,788,425) (764,120) (380,082) (1,281,659) (478,558) 15,819,279 1,404,340 11,289 9,962 47,381,825 55,170,250 8,328,597 8,708,679 9,985,895 10,464,453 17,962,184 16,557,844 $10,955 $11,289 $31,674,511 $47,381,825 $7,564,477 $8,328,597 $8,704,236 $9,985,895 $33,781,463 $17,962,184 94 31 533,564 527,285 9,840 15,066 32,935 13,749 582,129 14,337 (98) (63) (1,737,168) (1,329,200) (43,624) (63,506) (98,416) (86,444) (162,204) (99,403) (4) (32) (1,203,604) (801,915) (33,784) (48,440) (65,481) (72,695) 419,925 (85,066)
See accompanying notes to financial statements. F-41 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ------------------------- --------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED VOLATILITY ASSET MANAGER/SM/ ASSET MANAGER/SM/ FUND II -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $96,466 $56,425 $97,717 $184,348 $(27,833) $(15,514) Net realized gain (loss) on investments 88,099 67,347 82,536 (103,087) 30,651 (18,451) Change in unrealized appreciation (depreciation) on investments (295,089) 1,442,558 3,936,923 4,144,422 535,576 550,102 Capital gain distributions -- -- 477,563 1,611,678 66,920 219,699 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (110,524) 1,566,330 4,594,739 5,837,361 605,314 735,836 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 36,917 5,033 14,970 16,023 -- -- Transfers for contract benefits and terminations (1,396,391) (1,012,546) (3,024,285) (3,860,074) (325,405) (355,508) Administrative expenses (12,271) (13,642) (27,037) (30,616) (8,914) (8,534) Transfers between subaccounts (including fixed account), net 125,417 568,158 110,746 (1,094,073) 73,835 (261,949) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,246,328) (452,997) (2,925,606) (4,968,740) (260,484) (625,991) INCREASE (DECREASE) IN NET ASSETS (1,356,852) 1,113,333 1,669,133 868,621 344,830 109,845 Net assets at beginning of year 9,682,632 8,569,299 37,629,107 36,760,486 5,036,130 4,926,285 Net assets at end of year $8,325,780 $9,682,632 $39,298,240 $37,629,107 $5,380,960 $5,036,130 CHANGE IN UNITS (NOTE 5): Units purchased 38,357 48,832 12,528 3,844 17,060 7,134 Units redeemed (93,214) (61,455) (76,561) (109,757) (32,208) (44,680) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (54,857) (12,623) (64,033) (105,913) (15,148) (37,546)
See accompanying notes to financial statements. F-42 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------------------------------- VIP VIP VIP VIP DYNAMIC CAPITAL BALANCED CONTRAFUND(R) CONTRAFUND(R) APPRECIATION PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $(380,464) $(180,344) $(1,202,787) $(933,671) $(1,319,846) $(1,371,391) $(29,975) $(21,646) 2,250,496 1,196,666 5,020,862 2,633,671 9,912,137 2,627,575 90,520 28,087 9,596,306 8,195,793 21,795,335 11,747,152 12,907,686 12,116,578 474,387 135,404 945,684 2,969,180 525,997 10,958,244 527,534 12,292,213 29,259 306,987 12,412,022 12,181,295 26,139,407 24,405,396 22,027,511 25,664,975 564,191 448,832 194,674 223,248 77,021 24,325 299,886 628,461 239 425 (5,413,305) (4,936,603) (9,459,325) (11,480,026) (8,118,177) (9,608,527) (256,613) (262,600) (361,222) (337,813) (100,227) (108,781) (435,439) (533,428) (5,956) (5,605) 1,262,321 1,093,835 (2,803,684) (1,481,570) (28,000,066) (13,657,573) 34,692 (17,236) (4,317,532) (3,957,333) (12,286,215) (13,046,052) (36,253,796) (23,171,067) (227,638) (285,016) 8,094,490 8,223,962 13,853,192 11,359,344 (14,226,285) 2,493,908 336,553 163,816 65,442,759 57,218,797 98,144,548 86,785,204 98,850,137 96,356,229 1,896,879 1,733,063 $73,537,249 $65,442,759 $111,997,740 $98,144,548 $84,623,852 $98,850,137 $2,233,432 $1,896,879 518,697 431,753 49,923 59,936 213,064 213,361 5,184 715 (724,048) (602,229) (234,962) (294,205) (1,573,387) (1,078,293) (10,299) (9,387) (205,351) (170,476) (185,039) (234,269) (1,360,323) (864,932) (5,115) (8,672)
-------------------------- VIP EQUITY-INCOME PORTFOLIO -- INITIAL CLASS ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $259,987 $425,954 (101,392) 321,699 (373,575) 10,769,029 3,031,585 4,635,675 2,816,605 16,152,357 137,899 31,638 (6,153,584) (7,889,558) (58,211) (69,137) (1,878,773) (966,098) (7,952,669) (8,893,155) (5,136,064) 7,259,202 73,812,852 66,553,650 $68,676,788 $73,812,852 46,397 26,753 (187,174) (193,003) (140,777) (166,250)
See accompanying notes to financial statements. F-43 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------- VIP VIP VIP GROWTH & INCOME GROWTH & INCOME EQUITY-INCOME PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 ---------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $353,304 $106,385 $98,887 $396,311 $53,481 $255,399 Net realized gain (loss) on investments 163,105 320,505 617,626 666,896 (325,228) 225,314 Change in unrealized appreciation (depreciation) on investments 9,793,020 9,662,429 (918,101) 1,885,209 (279,880) 1,592,074 Capital gain distributions 2,799,017 4,375,363 866,631 1,594,217 835,876 1,209,730 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,108,446 14,464,682 665,043 4,542,633 284,249 3,282,517 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 109,584 252,708 16,689 720 30,989 37,290 Transfers for contract benefits and terminations (8,855,602) (6,704,400) (1,659,214) (2,653,073) (1,366,388) (1,256,035) Administrative expenses (670,763) (390,665) (19,449) (25,828) (50,292) (49,924) Transfers between subaccounts (including fixed account), net 66,861,836 (1,980,518) (1,631,032) 37,813 2,353,945 (726,299) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 57,445,055 (8,822,875) (3,293,006) (2,640,368) 968,254 (1,994,968) INCREASE (DECREASE) IN NET ASSETS 70,553,501 5,641,807 (2,627,963) 1,902,265 1,252,503 1,287,549 Net assets at beginning of year 66,684,980 61,043,173 19,009,867 17,107,602 13,989,575 12,702,026 Net assets at end of year $137,238,481 $66,684,980 $16,381,904 $19,009,867 $15,242,078 $13,989,575 CHANGE IN UNITS (NOTE 5): Units purchased 5,053,130 256,605 19,164 16,064 257,129 19,538 Units redeemed (1,251,674) (734,882) (123,603) (113,251) (231,298) (116,079) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS 3,801,456 (478,277) (104,439) (97,187) 25,831 (96,541)
See accompanying notes to financial statements. F-44 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------------------------- VIP VIP VIP GROWTH GROWTH VIP VIP INVESTMENT OPPORTUNITIES OPPORTUNITIES GROWTH GROWTH GRADE BOND PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(225,090) $(163,383) $(657,424) $(158,505) $(835,159) $(649,015) $(283,707) $(314,276) $242,274 $574,374 2,000,982 1,240,842 2,897,566 867,918 4,189,002 3,648,821 2,062,978 873,225 962,482 161,952 5,806,524 1,795,078 19,357,208 1,214,127 14,015,759 9,837,353 2,594,916 3,820,186 3,482,725 4,918,319 910,801 1,026,840 1,222,990 974,993 6,291,377 3,771,081 2,135,045 1,327,052 28,311 -- 8,493,217 3,899,377 22,820,340 2,898,533 23,660,979 16,608,240 6,509,232 5,706,187 4,715,792 5,654,645 10,580 -- 11,427 6,394 64,676 8,996 37,821 532,953 36,942 58,097 (2,785,575) (1,452,145) (4,055,336) (1,518,954) (6,196,150) (8,191,969) (2,433,840) (2,081,712) (6,712,611) (9,739,397) (12,725) (11,020) (330,930) (40,284) (47,985) (50,926) (51,479) (70,043) (692,209) (740,247) 2,795,853 291,347 57,863,214 (1,070,058) (1,618,790) (1,177,862) (5,106,566) (937,266) 1,049,872 3,984,113 8,133 (1,171,818) 53,488,375 (2,622,902) (7,798,249) (9,411,761) (7,554,064) (2,556,068) (6,318,006) (6,437,434) 8,501,350 2,727,559 76,308,715 275,631 15,862,730 7,196,479 (1,044,832) 3,150,119 (1,602,214) (782,789) 13,155,983 10,428,424 7,307,223 7,031,592 61,520,024 54,323,545 21,867,389 18,717,270 75,093,603 75,876,392 $21,657,333 $13,155,983 $83,615,938 $7,307,223 $77,382,754 $61,520,024 $20,822,557 $21,867,389 $73,491,389 $75,093,603 77,204 79,560 1,864,658 181,840 25,302 14,063 41,657 49,699 1,368,842 1,216,420 (99,266) (113,944) (475,752) (255,230) (115,674) (156,353) (293,155) (173,749) (1,851,551) (1,686,316) (22,062) (34,384) 1,388,906 (73,390) (90,372) (142,290) (251,498) (124,050) (482,709) (469,896)
See accompanying notes to financial statements. F-45 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ----------------------------------------------------------------------------- VIP VIP VIP MID CAP MID CAP OVERSEAS PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(6) $-- $(857,538) $(974,053) $(106,130) $24,145 Net realized gain (loss) on investments (1) 39 (2,342,418) (865,913) 376,382 672,672 Change in unrealized appreciation (depreciation) on investments 1,234 720 8,193,051 9,506,852 1,187,781 1,795,651 Capital gain distributions -- 1,058 -- 11,682,974 52,326 513,727 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,227 1,817 4,993,095 19,349,860 1,510,359 3,006,195 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 40,554 627,269 39,957 3,920 Transfers for contract benefits and terminations -- (3,537) (7,590,939) (11,473,266) (1,183,717) (3,597,837) Administrative expenses -- -- (338,193) (565,300) (13,108) (16,184) Transfers between subaccounts (including fixed account), net 1 1 (38,876,173) (3,089,991) (229,159) (364,250) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 1 (3,536) (46,764,751) (14,501,288) (1,386,027) (3,974,351) INCREASE (DECREASE) IN NET ASSETS 1,228 (1,719) (41,771,656) 4,848,572 124,332 (968,156) Net assets at beginning of year 7,095 8,814 99,610,615 94,762,043 12,317,719 13,285,875 Net assets at end of year $8,323 $7,095 $57,838,959 $99,610,615 $12,442,051 $12,317,719 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 550,434 451,262 10,589 27,926 Units redeemed -- (73) (2,686,326) (962,058) (56,989) (160,371) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS -- (73) (2,135,892) (510,796) (46,400) (132,445)
See accompanying notes to financial statements. F-46 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --------------------------------------------------------------------------------------------------------- FRANKLIN VIP FRANKLIN FRANKLIN LARGE CAP VALUE STRATEGIES ALLOCATION INCOME GROWTH PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(9,837) $(2,630) $(199,974) $898,102 $7,638,904 $8,088,254 $(3,793) $(2,641) (26,007) (40,574) (2,281,845) (1,232,665) (2,694,716) 1,243,682 19,167 6,498 104,118 423,280 (5,755,160) 5,520,651 (9,841,362) 17,490,422 53,905 21,984 112,283 204,869 12,264,891 3,544,900 163,594 3,857,358 15,412 22,698 180,557 584,945 4,027,912 8,730,988 (4,733,580) 30,679,716 84,691 48,539 -- 10,000 2,296 104,784 173,386 70,856 -- -- (146,972) (250,518) (5,087,403) (6,536,850) (22,590,910) (26,834,344) (17,115) (16,429) (5,999) (6,446) (372,756) (409,934) (983,829) (1,082,709) (639) (757) 387,487 (138,349) (3,343,570) (3,245,603) (3,325,589) (9,548,532) 92,752 (19,424) 234,516 (385,313) (8,801,433) (10,087,603) (26,726,942) (37,394,729) 74,998 (36,610) 415,073 199,632 (4,773,521) (1,356,615) (31,460,522) (6,715,013) 159,689 11,929 2,180,107 1,980,475 51,619,662 52,976,277 228,613,470 235,328,483 171,988 160,059 $2,595,180 $2,180,107 $46,846,141 $51,619,662 $197,152,948 $228,613,470 $331,677 $171,988 24,667 6,096 202,366 265,357 1,121,677 1,127,366 6,257 41 (14,197) (24,077) (861,739) (1,030,937) (2,779,874) (3,235,632) (3,057) (1,358) 10,470 (17,981) (659,373) (765,580) (1,658,197) (2,108,266) 3,200 (1,317)
-------------------------- FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $119,303 $21,638 (141,594) 304,639 (991,011) 785,145 361,614 1,088,637 (651,688) 2,200,059 16,512 10,491 (537,750) (1,580,147) (54,773) (65,663) (43,857) (1,313,228) (619,868) (2,948,547) (1,271,556) (748,488) 11,058,341 11,806,829 $9,786,785 $11,058,341 80,053 39,025 (103,632) (181,043) (23,579) (142,018)
See accompanying notes to financial statements. F-47 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) ----------------------------------------------------------------------------- TEMPLETON TEMPLETON TEMPLETON FOREIGN FOREIGN GLOBAL BOND VIP FUND -- VIP FUND -- VIP FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $82,986 $24,983 $10,848 $(151) $300,483 $296,594 Net realized gain (loss) on investments (180,024) (100,579) (76,361) (8,007) (200,954) (22,314) Change in unrealized appreciation (depreciation) on investments (90,643) 577,049 (3,942) 60,639 (403,083) (224,527) Capital gain distributions -- 51,429 -- 5,956 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (187,681) 552,882 (69,455) 58,437 (303,554) 49,753 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,369 8,668 1,412 -- 1,563 720 Transfers for contract benefits and terminations (594,774) (744,214) (20,055) (43,556) (672,606) (410,452) Administrative expenses (7,447) (9,572) (735) (1,134) (6,576) (7,879) Transfers between subaccounts (including fixed account), net (18,541) (220,318) (299,365) (919) (286,602) (97,727) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (618,393) (965,436) (318,743) (45,609) (964,221) (515,338) INCREASE (DECREASE) IN NET ASSETS (806,074) (412,554) (388,198) 12,828 (1,267,775) (465,585) Net assets at beginning of year 4,986,774 5,399,328 574,277 561,449 4,922,719 5,388,304 Net assets at end of year $4,180,700 $4,986,774 $186,079 $574,277 $3,654,944 $4,922,719 CHANGE IN UNITS (NOTE 5): Units purchased 21,030 20,241 9,448 6,563 11,690 3,893 Units redeemed (68,234) (88,448) (39,401) (9,490) (65,920) (31,729) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (47,204) (68,207) (29,953) (2,927) (54,230) (27,836)
See accompanying notes to financial statements. F-48 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------------------------------------- TEMPLETON GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GROWTH GOVERNMENT MONEY LARGE CAP MID CAP VIP FUND -- MARKET FUND -- VALUE FUND -- VALUE FUND -- CLASS 2 SHARES SERVICE SHARES INSTITUTIONAL SHARES INSTITUTIONAL SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $91,730 $91,651 $(1,722,922) $329,139 $(1,044) $2,020 $(232,070) $(228,182) (335,398) (301,353) -- -- (157,628) (132,069) (35,720) 110,414 432,188 (306,649) -- -- 205,789 1,188,719 1,538,064 7,204,390 -- 1,391,057 -- -- 99,855 208,559 436,812 1,147,056 188,520 874,706 (1,722,922) 329,139 146,972 1,267,229 1,707,086 8,233,678 17,450 13,700 1,089,768 395,665 4,321 1,947 18,205 1,600 (211,461) (1,004,398) (103,781,790) (99,396,416) (458,066) (585,471) (2,829,111) (4,434,132) (39,830) (45,259) (383,849) (332,792) (7,417) (9,361) (42,676) (54,574) (681,309) (161,099) 121,855,233 84,813,444 132,346 (111,410) (638,433) (1,177,042) (915,150) (1,197,056) 18,779,362 (14,520,099) (328,816) (704,295) (3,492,015) (5,664,148) (726,630) (322,350) 17,056,440 (14,190,960) (181,844) 562,934 (1,784,929) 2,569,530 7,033,899 7,356,249 112,712,157 126,903,117 6,049,414 5,486,480 32,551,855 29,982,325 $6,307,269 $7,033,899 $129,768,597 $112,712,157 $5,867,570 $6,049,414 $30,766,926 $32,551,855 49,848 69,727 19,763,166 15,903,517 23,859 4,358 28,948 32,204 (127,304) (175,261) (17,741,224) (17,485,615) (39,450) (41,345) (114,356) (170,424) (77,456) (105,534) 2,021,942 (1,582,098) (15,591) (36,987) (85,408) (138,220)
JPMORGAN INSURANCE TRUST ------------------------- JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO -- CLASS 1 ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $561 $19,104 50,114 (2,959) 84,775 144,912 -- -- 135,450 161,057 -- -- (198,305) (242,484) (3,398) (3,864) (137,222) 5,535 (338,925) (240,813) (203,475) (79,756) 2,579,187 2,658,943 $2,375,712 $2,579,187 50,918 34,124 (72,179) (50,479) (21,261) (16,355)
See accompanying notes to financial statements. F-49 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JPMORGAN INSURANCE TRUST (CONTINUED) ----------------------------------------------------------------------------- JPMORGAN JPMORGAN JPMORGAN INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(287) $(894) $(1,384) $(1,408) $(12,730) $(13,838) Net realized gain (loss) on investments (17,627) 5,238 3,944 2,510 125,908 65,738 Change in unrealized appreciation (depreciation) on investments (12,536) 49,153 28,114 7,424 53,085 204,553 Capital gain distributions 19,798 23,049 5,788 11,285 77,969 95,254 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (10,652) 76,546 36,462 19,811 244,232 351,707 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- -- -- 2,696 -- Transfers for contract benefits and terminations (17,319) (26,715) (10,519) (11,857) (101,560) (129,247) Administrative expenses (436) (519) (100) (95) (1,629) (1,766) Transfers between subaccounts (including fixed account), net (85,254) (38,935) 44,008 (8,055) (349,336) (166,593) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (103,009) (66,169) 33,389 (20,007) (449,829) (297,606) INCREASE (DECREASE) IN NET ASSETS (113,661) 10,377 69,851 (196) (205,597) 54,101 Net assets at beginning of year 342,206 331,829 92,598 92,794 1,351,144 1,297,043 Net assets at end of year $228,545 $342,206 $162,449 $92,598 $1,145,547 $1,351,144 CHANGE IN UNITS (NOTE 5): Units purchased 6,964 2,202 8,247 1,099 9,017 5,552 Units redeemed (12,863) (5,344) (4,939) (1,918) (22,151) (16,449) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (5,899) (3,142) 3,308 (819) (13,134) (10,897)
See accompanying notes to financial statements. F-50 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES --------------------------------------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON HENDERSON BALANCED PORTFOLIO -- BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- ENTERPRISE PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $631,610 $308,790 $270,237 $(140,703) $(566,819) $(581,176) $(77,138) $(83,791) 3,486,841 2,744,076 4,947,054 4,653,832 3,076,235 3,828,761 397,977 360,753 2,987,255 7,605,029 5,007,105 11,092,841 1,584,474 7,262,018 98,905 944,878 638,662 1,796,747 923,575 2,568,535 3,095,511 2,734,641 386,473 354,112 7,744,368 12,454,642 11,147,971 18,174,505 7,189,401 13,244,244 806,217 1,575,952 122,686 23,466 172,641 399,549 28,168 6,967 1,531 752 (6,945,957) (7,687,533) (9,348,626) (10,127,153) (4,630,054) (5,944,424) (696,452) (753,391) (69,045) (81,072) (466,310) (478,442) (45,886) (55,268) (8,807) (10,067) (1,214,309) 163,058 (1,865,344) 3,120,414 (1,686,860) (655,288) (147,226) 29,100 (8,106,625) (7,582,081) (11,507,639) (7,085,632) (6,334,632) (6,648,013) (850,954) (733,606) (362,257) 4,872,561 (359,668) 11,088,873 854,769 6,596,231 (44,737) 842,346 67,980,598 63,108,037 104,197,065 93,108,192 47,919,772 41,323,541 5,787,442 4,945,096 $67,618,341 $67,980,598 $103,837,397 $104,197,065 $48,774,541 $47,919,772 $5,742,705 $5,787,442 77,455 54,506 394,683 674,814 17,030 33,873 10,397 5,334 (248,503) (223,061) (823,196) (869,175) (113,554) (140,471) (56,271) (40,102) (171,048) (168,555) (428,513) (194,361) (96,524) (106,598) (45,874) (34,768)
-------------------------- JANUS HENDERSON FLEXIBLE BOND PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $132,109 $171,230 48,331 (59,573) 590,381 601,477 -- -- 770,821 713,134 2,425 1,236 (1,429,575) (1,182,332) (13,373) (14,634) 648,798 309,569 (791,725) (886,161) (20,904) (173,027) 9,257,345 9,430,372 $9,236,441 $9,257,345 38,278 35,981 (71,186) (71,885) (32,908) (35,904)
See accompanying notes to financial statements. F-51 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON GLOBAL RESEARCH FORTY PORTFOLIO -- FORTY PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(295,066) $(476,815) $(132,318) $(188,990) $(201,648) $(158,745) Net realized gain (loss) on investments 2,067,788 1,042,180 639,310 282,800 2,142,010 3,476,427 Change in unrealized appreciation (depreciation) on investments 8,364,397 7,138,008 3,125,632 2,509,163 2,184,457 3,395,313 Capital gain distributions 2,589,471 2,879,922 1,019,015 1,041,930 1,793,620 2,125,240 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 12,726,590 10,583,295 4,651,639 3,644,903 5,918,439 8,838,235 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 13,622 3,830 96,238 9,217 34,932 8,269 Transfers for contract benefits and terminations (4,429,194) (4,498,302) (1,483,353) (1,481,987) (3,318,600) (7,076,647) Administrative expenses (41,354) (45,726) (45,011) (42,942) (30,105) (35,986) Transfers between subaccounts (including fixed account), net (745,926) (554,627) (290,566) 108,555 (444,607) (745,101) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (5,202,852) (5,094,825) (1,722,692) (1,407,157) (3,758,380) (7,849,465) INCREASE (DECREASE) IN NET ASSETS 7,523,738 5,488,470 2,928,947 2,237,746 2,160,059 988,770 Net assets at beginning of year 37,120,665 31,632,195 13,296,382 11,058,636 36,410,011 35,421,241 Net assets at end of year $44,644,403 $37,120,665 $16,225,329 $13,296,382 $38,570,070 $36,410,011 CHANGE IN UNITS (NOTE 5): Units purchased 34,200 20,071 37,770 46,540 25,926 16,869 Units redeemed (108,991) (116,772) (83,527) (95,871) (140,950) (218,731) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (74,791) (96,701) (45,757) (49,331) (115,024) (201,862)
See accompanying notes to financial statements. F-52 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS HENDERSON GLOBAL TECHNOLOGY AND HENDERSON HENDERSON GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(24,831) $(19,937) $(161,070) $(94,397) $(20,317) $81,536 $(6,545) $6,034 168,809 205,437 1,382,872 555,276 (519,807) (855,600) 3,628 (16,473) 186,284 318,021 2,307,495 1,988,746 3,035,923 5,034,085 277,534 483,722 149,755 181,071 939,627 617,155 -- -- -- -- 480,017 684,592 4,468,924 3,066,780 2,495,799 4,260,021 274,617 473,283 3 306 19,645 11,819 5,295 2,436 -- -- (338,181) (397,246) (1,294,730) (955,639) (1,273,539) (2,118,912) (257,804) (166,138) (4,662) (4,913) (18,965) (17,191) (21,331) (24,983) (4,075) (4,451) (16,052) (60,185) (270,224) 55,310 (568,436) (621,928) (1,050) (34,661) (358,892) (462,038) (1,564,274) (905,701) (1,858,011) (2,763,387) (262,929) (205,250) 121,125 222,554 2,904,650 2,161,079 637,788 1,496,634 11,688 268,033 2,942,826 2,720,272 9,593,171 7,432,092 19,830,655 18,334,021 2,286,672 2,018,639 $3,063,951 $2,942,826 $12,497,821 $9,593,171 $20,468,443 $19,830,655 $2,298,360 $2,286,672 2,533 2,389 97,521 30,278 25,750 14,323 17,757 215 (31,969) (42,387) (162,691) (85,981) (88,468) (110,196) (37,111) (15,305) (29,436) (39,998) (65,170) (55,703) (62,718) (95,873) (19,354) (15,090)
-------------------------- JANUS HENDERSON RESEARCH PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(362,530) $(372,085) 2,132,907 2,407,259 6,625,426 5,085,572 3,350,410 4,027,207 11,746,213 11,147,953 18,070 6,563 (3,619,223) (5,705,893) (40,158) (44,349) (1,150,494) (698,311) (4,791,805) (6,441,990) 6,954,408 4,705,963 40,525,890 35,819,927 $47,480,298 $40,525,890 14,797 41,745 (113,416) (219,612) (98,619) (177,867)
See accompanying notes to financial statements. F-53 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST ------------------------- --------------------------------------------------- JANUS CLEARBRIDGE CLEARBRIDGE HENDERSON VARIABLE AGGRESSIVE VARIABLE DIVIDEND RESEARCH PORTFOLIO -- GROWTH PORTFOLIO -- STRATEGY PORTFOLIO -- SERVICE SHARES CLASS II CLASS I ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(38,177) $(38,332) $(54,438) $(46,370) $(2,481) $275 Net realized gain (loss) on investments 327,625 171,395 81,984 5,828 160,856 286,559 Change in unrealized appreciation (depreciation) on investments 307,844 409,514 302,240 1,061,287 (17,590) 468,381 Capital gain distributions 271,600 322,184 510,234 101,053 33,647 310,159 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 868,892 864,761 840,020 1,121,798 174,432 1,065,374 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 3 -- 90 12,047 1,505 2,000 Transfers for contract benefits and terminations (569,507) (427,094) (364,890) (457,509) (531,617) (561,929) Administrative expenses (4,709) (4,492) (22,126) (22,349) (6,424) (7,079) Transfers between subaccounts (including fixed account), net (64,126) (5,364) (242,518) (108,763) 76,731 (27,486) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (638,339) (436,950) (629,444) (576,574) (459,805) (594,494) INCREASE (DECREASE) IN NET ASSETS 230,553 427,811 210,576 545,224 (285,373) 470,880 Net assets at beginning of year 3,178,647 2,750,836 5,773,923 5,228,699 4,357,247 3,886,367 Net assets at end of year $3,409,200 $3,178,647 $5,984,499 $5,773,923 $4,071,874 $4,357,247 CHANGE IN UNITS (NOTE 5): Units purchased 12,725 4,578 8,276 10,028 15,053 23,004 Units redeemed (44,305) (32,977) (26,777) (28,869) (38,728) (54,347) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (31,580) (28,399) (18,501) (18,841) (23,675) (31,343)
See accompanying notes to financial statements. F-54 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED) ------------------------------------------------------ CLEARBRIDGE CLEARBRIDGE VARIABLE DIVIDEND VARIABLE LARGE CAP STRATEGY PORTFOLIO -- VALUE PORTFOLIO -- CLASS II CLASS I ------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 ------------------------------------------------------ $(36,645) $(40,026) $(23,420) $23,204 647,556 468,564 90,276 257,313 (610,744) 984,471 (1,118,490) 2,102,031 40,185 568,550 1,383,122 862,886 40,352 1,981,559 331,488 3,245,434 1,150 200,688 9,152 23,537 (631,317) (773,530) (1,228,901) (1,428,596) (9,318) (22,409) (28,462) (31,349) (2,720,450) (1,007,651) (143,221) 352,503 (3,359,935) (1,602,902) (1,391,432) (1,083,905) (3,319,583) 378,657 (1,059,944) 2,161,529 7,827,152 7,448,495 14,896,293 12,734,764 $4,507,569 $7,827,152 $13,836,349 $14,896,293 29,496 21,008 27,723 64,210 (195,165) (107,951) (88,276) (111,792) (165,669) (86,943) (60,553) (47,582)
MFS(R) VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------- MFS(R) MFS(R) MFS(R) INVESTORS TRUST NEW DISCOVERY TOTAL RETURN SERIES -- SERVICE SERIES -- SERVICE SERIES -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ----------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------- $(51,567) $(52,435) $(280,195) $(250,647) $59,563 $79,573 174,783 303,248 240,332 254,939 637,310 869,494 266,112 709,288 5,304,455 1,450,387 694,008 4,425,727 142,006 285,470 1,953,595 3,409,179 949,165 1,044,276 531,334 1,245,571 7,218,187 4,863,858 2,340,046 6,419,070 2,108 2,545 133,844 160,890 23,281 249,751 (493,982) (665,326) (1,498,292) (1,325,746) (3,196,566) (3,811,931) (9,578) (10,585) (55,778) (47,671) (178,840) (199,767) (12,339) (344,720) (843,313) 3,663,072 (862,163) (1,679,569) (513,791) (1,018,086) (2,263,539) 2,450,545 (4,214,288) (5,441,516) 17,543 227,485 4,954,648 7,314,403 (1,874,242) 977,554 4,994,591 4,767,106 18,400,607 11,086,204 38,895,834 37,918,280 $5,012,134 $4,994,591 $23,355,255 $18,400,607 $37,021,592 $38,895,834 983 3,630 27,458 162,409 167,265 208,126 (21,639) (51,154) (97,421) (96,150) (417,058) (504,448) (20,656) (47,524) (69,963) 66,259 (249,793) (296,322)
See accompanying notes to financial statements. F-55 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
MFS(R) VARIABLE INSURANCE TRUST (CONTINUED) MFS(R) VARIABLE INSURANCE TRUST II ------------------------- --------------------------------------------------- MFS(R) MFS(R) MFS(R) MASSACHUSETTS UTILITIES INCOME INVESTORS GROWTH STOCK SERIES -- SERVICE PORTFOLIO -- SERVICE PORTFOLIO -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $72,830 $294,603 $494 $525 $(84,649) $(83,367) Net realized gain (loss) on investments 313,300 650,865 22 96 389,299 196,372 Change in unrealized appreciation (depreciation) on investments (394,583) 1,805,778 1,235 1,882 302,905 1,474,719 Capital gain distributions 297,067 40,010 -- -- 602,288 531,235 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 288,614 2,791,256 1,751 2,503 1,209,843 2,118,959 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 1,526 1,715 -- -- 7,969 4,300 Transfers for contract benefits and terminations (925,284) (1,915,282) -- -- (595,982) (617,163) Administrative expenses (30,608) (39,599) (140) (137) (12,095) (13,153) Transfers between subaccounts (including fixed account), net (868,791) (596,633) 326 (4,544) (561,239) (682,493) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,823,157) (2,549,799) 186 (4,681) (1,161,347) (1,308,509) INCREASE (DECREASE) IN NET ASSETS (1,534,543) 241,457 1,937 (2,178) 48,496 810,450 Net assets at beginning of year 13,257,552 13,016,095 23,568 25,746 6,771,791 5,961,341 Net assets at end of year $11,723,009 $13,257,552 $25,505 $23,568 $6,820,287 $6,771,791 CHANGE IN UNITS (NOTE 5): Units purchased 14,440 28,656 76 35 11,615 20,082 Units redeemed (69,921) (110,570) (63) (433) (75,475) (102,036) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (55,481) (81,914) 13 (398) (63,860) (81,954)
See accompanying notes to financial statements. F-56 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE INSURANCE TRUST --------------------------------------------------------------------------------------------------------------------------------- INTERNATIONAL LONG-TERM HIGH YIELD BOND PORTFOLIO U.S. GOVERNMENT LOW DURATION ALL ASSET PORTFOLIO -- (U.S. DOLLAR HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADVISOR ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $144,594 $65,105 $1,192,849 $1,435,536 $80,359 $4,324 $(5,693) $141,824 $(399,070) $457,471 (62,004) (17,031) (109,421) 81,256 15,350 35,950 3,042,219 535,659 (21,540) (126,247) 136,819 507,436 (137,292) 3,638,381 (29,458) 55,803 1,737,932 3,520,084 888,314 649,153 -- -- -- -- -- 14,188 313,868 -- -- -- 219,409 555,510 946,136 5,155,173 66,251 110,265 5,088,326 4,197,567 467,704 980,377 14 2,067 85,215 30,201 -- 18 66,058 73,814 59,659 69,759 (483,003) (593,857) (3,765,994) (5,019,216) (239,240) (430,051) (4,368,808) (4,562,276) (6,219,801) (4,683,465) (18,981) (23,437) (250,601) (296,397) (3,667) (4,353) (348,931) (279,724) (518,916) (349,299) (418,741) (724,312) (11,818,397) 5,985,277 (5,649) 9,363 12,266,596 4,463,271 51,156,495 1,729,897 (920,711) (1,339,539) (15,749,777) 699,865 (248,556) (425,023) 7,614,915 (304,915) 44,477,437 (3,233,108) (701,302) (784,029) (14,803,641) 5,855,038 (182,305) (314,758) 12,703,241 3,892,652 44,945,141 (2,252,731) 5,118,159 5,902,188 46,333,659 40,478,621 1,851,318 2,166,076 38,539,041 34,646,389 41,893,071 44,145,802 $4,416,857 $5,118,159 $31,530,018 $46,333,659 $1,669,013 $1,851,318 $51,242,282 $38,539,041 $86,838,212 $41,893,071 12,464 10,815 272,283 579,536 2,838 4,097 1,196,635 719,325 5,336,657 770,693 (74,596) (98,599) (1,139,047) (493,473) (14,574) (24,859) (834,297) (678,876) (1,534,498) (1,039,398) (62,132) (87,784) (866,764) 86,063 (11,736) (20,762) 362,338 40,449 3,802,159 (268,705)
See accompanying notes to financial statements. F-57 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE STATE STREET VARIABLE INSURANCE TRUST INSURANCE SERIES FUNDS, (CONTINUED) RYDEX VARIABLE TRUST INC. --------------------------- ------------------------- ------------------------- TOTAL RETURN PORTFOLIO -- INCOME ADMINISTRATIVE NASDAQ -- V.I.S. FUND -- CLASS SHARES 100(R) FUND CLASS 1 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $744,205 $2,271,200 $(73,060) $(67,307) $125,053 $(198,917) Net realized gain (loss) on investments 1,705,942 (322,009) 273,658 132,907 194,418 9,717 Change in unrealized appreciation (depreciation) on investments 5,645,600 8,811,657 1,256,084 1,223,706 364,452 1,232,237 Capital gain distributions 1,683,828 -- 696,325 112,927 43,770 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 9,779,575 10,760,848 2,153,007 1,402,233 727,693 1,043,037 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 108,872 190,482 -- 23,800 4,482 22,024 Transfers for contract benefits and terminations (14,812,664) (18,846,058) (350,302) (279,604) (1,621,377) (1,732,426) Administrative expenses (968,636) (1,117,888) (20,509) (15,943) (42,338) (47,156) Transfers between subaccounts (including fixed account), net (8,196,370) (220,079) (97,388) 137,196 1,229,936 (464,956) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (23,868,798) (19,993,543) (468,199) (134,551) (429,297) (2,222,514) INCREASE (DECREASE) IN NET ASSETS (14,089,223) (9,232,695) 1,684,808 1,267,682 298,396 (1,179,477) Net assets at beginning of year 156,073,379 165,306,074 5,360,936 4,093,254 14,602,964 15,782,441 Net assets at end of year $141,984,156 $156,073,379 $7,045,744 $5,360,936 $14,901,360 $14,602,964 CHANGE IN UNITS (NOTE 5): Units purchased 1,840,679 1,740,760 14,939 20,082 161,637 32,438 Units redeemed (3,311,772) (2,949,377) (33,076) (22,217) (197,901) (179,286) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1,471,093) (1,208,617) (18,137) (2,135) (36,264) (146,848)
See accompanying notes to financial statements. F-58 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) --------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP EQUITY SECURITIES INDEX EQUITY V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(434,576) $(418,555) $(394,175) $(97,055) $309,228 $(241,260) $(369,986) $(431,289) 1,317,802 624,637 (1,093,949) 282,494 9,650,183 8,056,833 (867,785) (127,040) 4,333,154 4,754,489 (1,525,878) 6,374,008 (1,659,718) 20,043,457 3,381,797 4,549,053 2,802,061 3,252,046 498,643 2,934,009 10,890,636 8,318,067 803,829 2,034,764 8,018,441 8,212,617 (2,515,359) 9,493,456 19,190,329 36,177,097 2,947,855 6,025,488 95,296 18,064 14,428 38,814 702,643 459,638 21,357 28,227 (2,868,537) (2,631,972) (3,660,175) (4,293,387) (13,206,548) (14,444,531) (1,950,913) (2,927,403) (61,948) (61,982) (190,993) (215,005) (285,649) (305,423) (66,325) (79,358) (2,616,423) (1,017,931) (315,617) (1,233,503) (11,517,048) (1,038,770) (141,910) (884,183) (5,451,612) (3,693,821) (4,152,357) (5,703,081) (24,306,602) (15,329,086) (2,137,791) (3,862,717) 2,566,829 4,518,796 (6,667,716) 3,790,375 (5,116,273) 20,848,011 810,064 2,162,771 29,439,040 24,920,244 44,195,430 40,405,055 151,070,693 130,222,682 28,348,930 26,186,159 $32,005,869 $29,439,040 $37,527,714 $44,195,430 $145,954,420 $151,070,693 $29,158,994 $28,348,930 23,632 17,942 316,631 176,439 206,160 288,608 90,435 29,180 (184,997) (157,831) (355,530) (342,450) (1,070,396) (751,938) (158,348) (139,093) (161,365) (139,889) (38,899) (166,011) (864,236) (463,330) (67,913) (109,913)
---------------------------- TOTAL RETURN V.I.S. FUND -- CLASS 1 SHARES --------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 --------------------------- $1,923,194 $4,980,412 (11,645,024) (11,588,647) 39,802,574 103,665,993 -- -- 30,080,744 97,057,758 3,438,231 3,970,654 (48,639,667) (67,636,442) (275,638) (328,565) (5,518,712) (3,167,612) (50,995,786) (67,161,965) (20,915,042) 29,895,793 751,079,170 721,183,377 $730,164,128 $751,079,170 3,101,788 1,847,735 (5,895,331) (5,578,317) (2,793,543) (3,730,582)
See accompanying notes to financial statements. F-59 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS ----------------------------------------------------- ------------------------- ALGER TOTAL U.S. LARGE CAP RETURN EQUITY GROWTH V.I.S. FUND -- V.I.S. FUND -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(1,237,022) $372,617 $(206,848) $(187,337) $(381,134) $(388,174) Net realized gain (loss) on investments (7,613,364) (8,287,842) 591,662 647,572 2,006,318 981,911 Change in unrealized appreciation (depreciation) on investments 22,383,553 67,279,342 1,929,663 3,746,647 9,061,938 4,880,665 Capital gain distributions -- -- 1,597,555 1,235,374 4,903,568 477,611 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,533,167 59,364,117 3,912,032 5,442,256 15,590,690 5,952,013 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 462,677 760,970 7,485 11,657 25,959 4,510 Transfers for contract benefits and terminations (42,488,632) (53,170,474) (1,709,377) (2,409,357) (3,181,982) (4,086,662) Administrative expenses (2,594,607) (2,788,962) (54,081) (58,696) (31,284) (30,679) Transfers between subaccounts (including fixed account), net (10,476,953) (13,691,891) (921,987) (1,071,159) (338,302) (846,637) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (55,097,515) (68,890,357) (2,677,960) (3,527,555) (3,525,609) (4,959,468) INCREASE (DECREASE) IN NET ASSETS (41,564,348) (9,526,240) 1,234,072 1,914,701 12,065,081 992,545 Net assets at beginning of year 457,614,367 467,140,607 21,421,274 19,506,573 25,694,700 24,702,155 Net assets at end of year $416,050,019 $457,614,367 $22,655,346 $21,421,274 $37,759,781 $25,694,700 CHANGE IN UNITS (NOTE 5): Units purchased 2,049,298 2,119,411 26,727 27,852 34,364 15,344 Units redeemed (6,200,633) (7,094,624) (125,726) (177,711) (124,819) (202,628) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (4,151,335) (4,975,213) (98,999) (149,859) (90,455) (187,284)
See accompanying notes to financial statements. F-60 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE ALGER PORTFOLIOS (CONTINUED) THE PRUDENTIAL SERIES FUND --------------------------------------------------------------------------------------------------------------------------------- ALGER SP SMALL CAP JENNISON NATURAL INTERNATIONAL GROWTH 20/20 FOCUS JENNISON RESOURCES GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS I-2 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(84,959) $(271,478) $(78,055) $(80,722) $(97,669) $(82,835) $(427,318) $(577,882) $-- $-- 1,297,802 676,144 560,779 462,331 735,225 453,617 (3,022,278) (896,778) -- 11 7,910,624 3,101,881 822,267 837,729 2,173,049 1,052,222 4,576,377 4,363,877 -- 7 1,414,625 963,120 -- -- -- -- -- -- -- -- 10,538,092 4,469,667 1,304,991 1,219,338 2,810,605 1,423,004 1,126,781 2,889,217 -- 18 2,659 6,738 3,909 1,378 241,200 392,724 15,612 25,320 -- -- (2,303,089) (2,449,987) (343,345) (591,890) (263,754) (301,113) (2,191,909) (3,560,184) -- (184) (24,703) (25,554) (16,908) (18,864) (31,642) (25,585) (256,015) (326,576) -- -- (1,111,704) (986,076) (509,539) (195,076) 1,424,967 (674,756) (12,241,774) 1,802,726 -- (4) (3,436,837) (3,454,879) (865,883) (804,452) 1,370,771 (608,730) (14,674,086) (2,058,714) -- (188) 7,101,255 1,014,788 439,108 414,886 4,181,376 814,274 (13,547,305) 830,503 -- (170) 18,056,522 17,041,734 5,308,529 4,893,643 5,678,309 4,864,035 33,708,231 32,877,728 -- 170 $25,157,777 $18,056,522 $5,747,637 $5,308,529 $9,859,685 $5,678,309 $20,160,926 $33,708,231 $-- $-- 23,744 57,989 2,487 1,611 49,980 13,717 1,975,495 1,229,536 -- -- (117,141) (181,553) (24,806) (25,710) (34,034) (29,340) (4,529,333) (1,537,573) -- (14) (93,397) (123,564) (22,319) (24,099) 15,946 (15,623) (2,553,838) (308,037) -- (14)
See accompanying notes to financial statements. F-61 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE PRUDENTIAL SERIES WELLS FARGO VARIABLE FUND (CONTINUED) TRUST ------------------------- ------------------------- SP PRUDENTIAL WELLS FARGO U.S. EMERGING VT OMEGA GROWTH GROWTH PORTFOLIO -- FUND -- CLASS II SHARES CLASS 2 ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 -------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(346) $(285) $(118,514) $(121,836) Net realized gain (loss) on investments 253 720 1,921,551 186,655 Change in unrealized appreciation (depreciation) on investments 8,895 4,811 104,617 1,280,165 Capital gain distributions -- -- 661,478 978,561 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 8,802 5,246 2,569,132 2,323,545 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 250,261 424,147 Transfers for contract benefits and terminations -- (943) (442,835) (641,904) Administrative expenses (28) (28) (33,379) (39,803) Transfers between subaccounts (including fixed account), net -- (1) (6,712,783) (636,304) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (28) (972) (6,938,736) (893,864) INCREASE (DECREASE) IN NET ASSETS 8,774 4,274 (4,369,604) 1,429,681 Net assets at beginning of year 19,747 15,473 8,325,333 6,895,652 Net assets at end of year $28,521 $19,747 $3,955,729 $8,325,333 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 15,216 20,061 Units redeemed (1) (36) (176,584) (48,867) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1) (36) (161,368) (28,806)
See accompanying notes to financial statements. F-62 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements December 31, 2020 (1)DESCRIPTION OF ENTITY Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"). On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York. GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business. GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC does business in Bermuda, the District of Columbia and all states, except New York. COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products. F-63 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values. The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law. Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund). The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account. The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account. During the years ended December 31, 2020 and 2019, the following portfolio names were changed:
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- ------------------- American Century Variable Portfolios, American Century Variable Portfolios, September 25, 2020 Inc. -- VP Income & Growth Fund -- Inc. -- VP Disciplined Core Value Class I Fund -- Class I MFS(R) Variable Insurance Trust II -- MFS(R) Variable Insurance Trust II -- September 1, 2020 MFS(R) Strategic Income Portfolio MFS(R) Income Portfolio -- Service -- Service Class Shares Class Shares Janus Aspen Series -- Janus Henderson Janus Aspen Series -- Janus Henderson April 29, 2020 Global Technology Portfolio -- Global Technology and Innovation Service Shares Portfolio -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Primary Shares Fund II -- Primary Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Service Shares Fund II -- Service Shares
F-64 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- -------------------------------------- --------------- Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Kaufmann Fund II -- Federated Hermes Kaufmann Fund II Service Shares -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Managed Volatility Fund Federated Hermes Managed Volatility II -- Primary Shares Fund II -- Primary Shares Dreyfus -- Dreyfus Investment BNY Mellon -- BNY Mellon Investment June 3, 2019 Portfolios MidCap Stock Portfolio Portfolios -- MidCap Stock -- Initial Shares Portfolio -- Initial Shares Dreyfus -- Dreyfus Variable BNY Mellon -- BNY Mellon Variable June 3, 2019 Investment Fund -- Government Money Investment Fund -- Government Money Market Portfolio Market Portfolio Dreyfus -- The Dreyfus Sustainable BNY Mellon -- BNY Mellon Sustainable June 3, 2019 U.S. Equity Portfolio, Inc. -- U.S. Equity Portfolio, Inc. -- Initial Shares Initial Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Non-Service Invesco Oppenheimer V.I. Discovery Shares Mid Cap Growth Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Service Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Fund/VA -- Variable Insurance Funds) -- Service Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Strategic Income Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Fund(R)/VA Variable Insurance Funds) -- -- Service Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
F-65 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- -------------- Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Small Cap Variable Insurance Funds) -- Fund(R)/VA -- Service Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Total Return Bond Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Franklin Templeton Variable Insurance Franklin Templeton Variable Insurance May 1, 2019 Products Trust -- Franklin Founding Products Trust -- Franklin Funds Allocation VIP Fund -- Allocation VIP Fund -- Class 2 Class 2 Shares Shares
During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):
LIQUIDATED PORTFOLIO REINVESTED PORTFOLIO INCEPTION DATE -------------------- ------------------------------------- -------------- AIM Variable Insurance Funds (Invesco AIM Variable Insurance Funds (Invesco May 1, 2020 Variable Insurance Funds) -- Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Invesco Oppenheimer V.I. Discovery Series I shares Mid Cap Growth Fund -- Series I Shares
As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares The Prudential Series Fund -- Equity Portfolio -- Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1, 2020. All designated Portfolios listed above are series type mutual funds. (2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (A) BASIS OF PRESENTATION These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation. F-66 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 (B) INVESTMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below: . LEVEL 1 -- quoted prices in active markets for identical securities; . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and . LEVEL 3 -- unobservable inputs. The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020. Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period. (C) UNIT CLASSES There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts. (D) FEDERAL INCOME TAXES The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code. (E) PAYMENTS DURING ANNUITIZATION Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to F-67 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed. (F) SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements. (3)PURCHASES AND SALES OF INVESTMENTS The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B............ $ 1,422,449 $ 2,840,618 AB Global Thematic Growth Portfolio -- Class B............ 322,125 370,477 AB Growth and Income Portfolio -- Class B...................... 3,868,692 12,355,585 AB International Value Portfolio -- Class B...................... 6,023,739 13,183,831 AB Large Cap Growth Portfolio--Class B.............. 3,662,717 3,682,332 AB Small Cap Growth Portfolio--Class B.............. 16,621,284 6,653,523 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares.......................... 4,613,557 4,929,294 Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares.......................... 6,608,938 1,616,415 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares................. 1,310,888 1,488,979 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares................ 5,439,760 6,938,068 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares.............. 2,929,544 4,305,273 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares............. 3,056,091 4,480,015 Invesco Oppenheimer V.I. Global Fund -- Series II Shares........ 60,959,593 26,004,577 Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares........................ 429,034 527,238 Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares.......................... 11,320,674 106,060,206 Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares................ 5,416,433 10,954,700 Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares.......................... 1,496,213 1,969,355 Invesco V.I. American Franchise Fund -- Series I shares......... 2,889,617 8,252,710 Invesco V.I. American Franchise Fund -- Series II shares........ 1,188,829 2,397,715 Invesco V.I. Comstock Fund -- Series II shares................ 3,330,630 5,183,547 Invesco V.I. Core Equity Fund -- Series I shares................. 9,728,102 101,130,799 Invesco V.I. Equity and Income Fund -- Series II shares........ 3,372,248 5,068,059 Invesco V.I. Global Real Estate Fund -- Series II shares........ 79,669 68,648 Invesco V.I. Government Securities Fund -- Series I shares.......................... -- -- Invesco V.I. International Growth Fund -- Series II shares. 4,114,207 33,600,007 Invesco V.I. Technology Fund -- Series I shares................. -- -- Invesco V.I. Value Opportunities Fund -- Series II shares........ 625,971 966,445 American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II........................ 6,651,780 27,411,549 American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I...................... 422,946 184,862 VP International Fund -- Class I. 232,040 253,196
F-68 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ----------- VP Ultra(R) Fund -- Class I...... $ 193,756 $ 79,906 VP Value Fund -- Class I......... 5,361 7,663 BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares.................. 3,028 5,933 BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.................. 307,857 1,273,300 BNY Mellon Variable Investment Fund -- Government Money Market Portfolio....................... 2,467,760 2,086,514 BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.......................... 602,696 1,108,516 BlackRock Basic Value V.I. Fund -- Class III Shares............. 5,430,808 25,288,848 BlackRock Global Allocation V.I. Fund -- Class III Shares........ 21,006,499 46,263,885 BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares... 4,227,097 1,090,935 Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.......... 76,921,959 22,778,898 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2... 1,406,807 3,178,100 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares.................. 355,002 93,395 Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares.......................... 189,877 45,923 DWS Small Mid Cap Value VIP -- Class B Shares.................. 2,441 1,859 Eaton Vance Variable Trust VT Floating -- Rate Income Fund.. 8,158,414 22,664,894 Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares.. 785,350 1,461,117 Federated Hermes High Income Bond Fund II -- Service Shares.. 1,283,047 2,466,846 Federated Hermes Kaufmann Fund II -- Service Shares............ 18,296,963 6,836,967 Federated Hermes Managed Volatility Fund II -- Primary Shares.......................... 990,151 2,138,610 Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM/ Portfolio -- Initial Class................ 1,763,425 4,092,556 VIP Asset Manager/SM/ Portfolio -- Service Class 2.............. 455,831 662,379 VIP Balanced Portfolio -- Service Class 2................. 11,671,062 15,428,444 VIP Contrafund(R) Portfolio -- Initial Class................... 3,605,802 16,784,876 VIP Contrafund(R) Portfolio -- Service Class 2................. 6,030,253 43,098,684 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2.... 225,711 454,164 VIP Equity-Income Portfolio -- Initial Class................... 5,846,639 10,508,355 VIP Equity-Income Portfolio -- Service Class 2................. 85,024,851 24,503,859 VIP Growth & Income Portfolio -- Initial Class................... 1,743,278 4,208,452 VIP Growth & Income Portfolio -- Service Class 2................. 6,611,262 4,780,453 VIP Growth Opportunities Portfolio -- Initial Class...... 5,264,051 4,488,755 VIP Growth Opportunities Portfolio -- Service Class 2.... 74,641,544 20,560,671 VIP Growth Portfolio -- Initial Class........................... 8,144,259 10,652,599 VIP Growth Portfolio -- Service Class 2......................... 3,235,542 9,058,054 VIP Investment Grade Bond Portfolio -- Service Class 2.... 20,379,392 26,428,048 VIP Mid Cap Portfolio -- Initial Class........................... 44 50 VIP Mid Cap Portfolio -- Service Class 2......................... 8,971,507 56,595,857 VIP Overseas Portfolio -- Initial Class................... 419,683 1,860,045 VIP Value Strategies Portfolio -- Service Class 2.............. 683,285 346,129
F-69 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ------------ ------------ Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares.................. $ 15,386,422 $ 12,122,763 Franklin Income VIP Fund -- Class 2 Shares.................. 27,162,433 46,013,859 Franklin Large Cap Growth VIP Fund -- Class 2 Shares.......... 192,915 106,279 Franklin Mutual Shares VIP Fund -- Class 2 Shares............... 1,646,914 1,788,660 Templeton Foreign VIP Fund -- Class 1 Shares.................. 396,032 886,333 Templeton Foreign VIP Fund -- Class 2 Shares.................. 111,393 419,330 Templeton Global Bond VIP Fund -- Class 1 Shares............... 559,258 1,222,747 Templeton Growth VIP Fund -- Class 2 Shares.................. 680,462 1,502,285 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares... 181,179,393 164,333,311 Goldman Sachs Large Cap Value Fund -- Institutional Shares.... 569,634 838,508 Goldman Sachs Mid Cap Value Fund -- Institutional Shares......... 1,496,225 4,785,474 JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1....... 765,381 1,103,771 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1...... 112,477 195,986 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1... 126,692 88,873 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1..... 278,437 663,051 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares.......................... 5,840,279 12,803,531 Janus Henderson Balanced Portfolio -- Service Shares..... 11,064,570 21,439,246 Janus Henderson Enterprise Portfolio -- Institutional Shares.......................... 4,179,748 7,965,477 Janus Henderson Enterprise Portfolio -- Service Shares..... 579,903 1,121,525 Janus Henderson Flexible Bond Portfolio -- Institutional Shares.......................... 1,330,672 1,928,395 Janus Henderson Forty Portfolio -- Institutional Shares......... 4,854,511 7,914,319 Janus Henderson Forty Portfolio -- Service Shares............... 2,453,034 3,291,292 Janus Henderson Global Research Portfolio -- Institutional Shares.......................... 3,333,721 5,626,265 Janus Henderson Global Research Portfolio -- Service Shares..... 193,513 427,469 Janus Henderson Global Technology and Innovation Portfolio -- Service Shares..... 2,963,766 3,749,547 Janus Henderson Overseas Portfolio -- Institutional Shares.......................... 1,036,119 2,915,183 Janus Henderson Overseas Portfolio -- Service Shares..... 394,546 664,019 Janus Henderson Research Portfolio -- Institutional Shares.......................... 4,316,328 6,120,322 Janus Henderson Research Portfolio -- Service Shares..... 540,451 945,358 Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II.... 798,393 972,209 ClearBridge Variable Dividend Strategy Portfolio -- Class I... 408,796 837,445 ClearBridge Variable Dividend Strategy Portfolio -- Class II.. 570,243 3,927,300 ClearBridge Variable Large Cap Value Portfolio -- Class I...... 2,043,177 2,074,954 MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares............ 183,846 607,199 MFS(R) New Discovery Series -- Service Class Shares............ 2,765,449 3,353,657 MFS(R) Total Return Series -- Service Class Shares............ 4,300,365 7,499,666 MFS(R) Utilities Series -- Service Class Shares............ 895,951 2,349,283 MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares............ 1,771 1,090 MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares............ 811,285 1,885,335
F-70 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares.................... $ 379,105 $ 1,155,298 High Yield Portfolio -- Administrative Class Shares..... 6,627,624 21,157,572 International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares..... 169,430 336,414 Long-Term U.S. Government Portfolio -- Administrative Class Shares.................... 28,077,645 20,156,396 Low Duration Portfolio -- Administrative Class Shares..... 63,099,793 19,061,604 Total Return Portfolio -- Administrative Class Shares..... 35,978,244 56,884,684 Rydex Variable Trust NASDAQ -- 100(R) Fund............ 1,068,515 913,295 State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares.......................... 2,967,435 3,234,734 Premier Growth Equity V.I.S. Fund -- Class 1 Shares.......... 3,570,291 6,682,943 Real Estate Securities V.I.S. Fund -- Class 1 Shares.......... 6,559,059 10,592,263 S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.................. 19,220,189 32,531,804 Small-Cap Equity V.I.S. Fund -- Class 1 Shares.................. 3,589,333 5,284,486 Total Return V.I.S. Fund -- Class 1 Shares.................. 70,882,362 119,993,186 Total Return V.I.S. Fund -- Class 3 Shares.................. 32,846,504 89,112,343 U.S. Equity V.I.S. Fund -- Class 1 Shares.................. 2,347,973 3,635,074 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares............. 6,504,050 5,655,730 Alger Small Cap Growth Portfolio -- Class I-2 Shares............. 2,451,993 4,520,164 The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares.............. 52,400 996,761 Jennison Portfolio -- Class II Shares.......................... 3,011,009 1,737,217 Natural Resources Portfolio -- Class II Shares................. 8,559,588 23,654,624 SP International Growth Portfolio -- Class II Shares.... -- -- SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares.......................... -- 374 Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2...................... 1,204,760 7,600,969
(4)RELATED PARTY TRANSACTIONS (A) GLAIC Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered. Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account. F-71 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. MORTALITY AND EXPENSE RISK CHARGE 0.40% -- 2.80% of the daily value of (INCLUDING BENEFIT RIDER OPTIONS) the assets invested in each Portfolio This charge is assessed through a (fund). reduction in unit values. ADMINISTRATIVE CHARGE 0.15% -- 0.35% of the daily value of This charge is assessed through a the assets invested in each fund. reduction in unit values. ANNUAL ADMINISTRATIVE CHARGE $0 -- $30 per contract year invested This charge is assessed through a in each fund. redemption in units. SURRENDER CHARGE 0.00% -- 9.00% on the value of the This charge is assessed through a accumulation units purchased. redemption in units. (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC. (C) BONUS CREDIT For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners. (D) CAPITAL BROKERAGE CORPORATION Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC. (5)CAPITAL TRANSACTIONS All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. F-72 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets. (6)FINANCIAL HIGHLIGHTS GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Government Securities Fund -- Funds) -- Invesco V.I. Technology Fund -- Series I shares Series I shares AIM Variable Insurance Funds (Invesco Variable Insurance The Prudential Series Fund -- Equity Portfolio -- Class II Funds) -- Invesco V.I. Managed Volatility Fund -- Series Shares I shares The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares.
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B 2020........................... 1.45% to 2.95% 716,614 16.34 to 10.99 10,983 2.15% 7.67% to 6.03% 2019........................... 1.45% to 2.95% 843,059 15.18 to 10.36 12,050 2.25% 16.49% to 7.63% 2018........................... 1.45% to 2.55% 988,327 13.03 to 11.47 12,203 1.64% (7.77)% to (8.81)% 2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309 1.79% 13.95% to 12.68% 2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601 1.65% 2.93% to 1.79% AB Global Thematic Growth Portfolio -- Class B 2020........................... 1.45% to 1.70% 79,757 34.96 to 18.88 2,617 0.45% 37.07% to 36.72% 2019........................... 1.45% to 1.70% 90,755 25.51 to 13.81 2,135 0.16% 27.90% to 27.58% 2018........................... 1.45% to 2.10% 108,308 19.94 to 13.16 1,988 0.00% (11.30)% to (11.88)% 2017........................... 1.45% to 2.10% 235,133 22.48 to 14.93 5,051 0.30% 34.33% to 33.45% 2016........................... 1.45% to 2.10% 140,451 16.74 to 11.19 2,138 0.00% (2.31)% to (2.95)%
F-73 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------ ---------- -------------------- AB Growth and Income Portfolio -- Class B 2020......................... 1.15% to 2.70% 1,197,002 33.90 to 10.59 32,803 1.28% 1.29% to (0.29)% 2019......................... 1.15% to 2.70% 1,589,475 33.47 to 10.62 43,446 1.02% 22.19% to 13.24% 2018......................... 1.15% to 2.30% 1,812,252 27.39 to 17.62 40,557 0.72% (6.93)% to (8.02)% 2017......................... 1.15% to 2.30% 1,853,902 29.43 to 19.16 44,847 1.25% 17.24% to 15.88% 2016......................... 1.15% to 2.30% 2,080,048 25.10 to 16.53 43,003 0.82% 9.79% to 8.52% AB International Value Portfolio -- Class B 2020......................... 1.45% to 2.95% 2,760,732 11.20 to 10.50 21,761 1.32% 0.73% to (0.80)% 2019......................... 1.45% to 2.95% 3,806,411 11.12 to 10.59 29,281 0.77% 15.10% to 12.54% 2018......................... 1.45% to 2.55% 4,300,130 9.66 to 5.00 28,780 1.12% (24.10)% to (24.95)% 2017......................... 1.45% to 2.55% 4,197,680 12.73 to 6.67 37,401 1.46% 23.29% to 21.92% 2016......................... 1.45% to 2.55% 10,519,424 10.33 to 5.47 72,814 1.23% (2.23)% to (3.32)% AB Large Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.70% 926,116 55.53 to 14.25 33,067 0.00% 33.19% to 31.50% 2019......................... 1.45% to 2.30% 990,540 41.69 to 29.04 26,581 0.00% 32.42% to 31.27% 2018......................... 1.45% to 2.30% 1,085,426 31.48 to 22.12 21,750 0.00% 0.83% to (0.04)% 2017......................... 1.45% to 2.30% 1,136,185 31.22 to 22.13 22,320 0.00% 29.77% to 28.65% 2016......................... 1.45% to 2.30% 1,256,372 24.06 to 17.20 18,786 0.00% 0.87% to 0.01% AB Small Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.95% 795,460 45.21 to 15.29 33,896 0.00% 51.42% to 49.11% 2019......................... 1.45% to 1.95% 502,334 29.86 to 27.85 14,855 0.00% 34.04% to 33.36% 2018......................... 1.45% to 1.95% 555,831 22.28 to 20.89 12,265 0.00% (2.55)% to (3.05)% 2017......................... 1.45% to 1.95% 291,390 22.86 to 21.54 6,564 0.00% 31.85% to 31.18% 2016......................... 1.45% to 1.95% 328,225 17.34 to 16.42 5,646 0.00% 4.68% to 4.15% AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares 2020......................... 1.15% to 1.60% 345,154 192.00 to 34.53 29,406 0.00% 35.01% to 34.41% 2019......................... 1.15% to 1.60% 415,837 142.20 to 25.69 25,295 0.06% 34.63% to 34.02% 2018......................... 1.15% to 1.60% 484,217 105.63 to 19.17 22,209 0.33% (6.82)% to (7.24)% 2017......................... 1.15% to 1.60% 581,375 113.36 to 20.66 28,780 0.23% 25.38% to 24.81% 2016......................... 1.15% to 1.60% 683,004 90.41 to 16.55 27,894 0.41% (3.33)% to (3.76)% Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares 2020......................... 1.45% to 2.10% 263,778 41.76 to 29.48 10,441 0.00% 34.27% to 33.38% 2019......................... 1.45% to 2.10% 159,063 31.10 to 22.10 4,418 0.00% 33.88% to 32.99% 2018......................... 1.45% to 2.10% 181,202 23.23 to 16.62 3,765 0.00% (7.33)% to (7.94)% 2017......................... 1.45% to 2.10% 207,692 25.07 to 18.05 4,645 0.01% 24.68% to 23.86% 2016......................... 1.45% to 2.10% 243,018 20.11 to 14.57 4,386 0.11% (3.84)% to (4.47)%
F-74 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares 2020......................... 1.15% to 1.60% 272,259 62.00 to 18.73 10,593 2.10% 13.53% to 13.02% 2019......................... 1.15% to 1.60% 286,119 54.61 to 16.57 9,806 2.27% 16.16% to 15.64% 2018......................... 1.15% to 1.60% 331,475 47.01 to 14.33 9,405 1.98% (6.42)% to (6.84)% 2017......................... 1.15% to 1.60% 349,035 50.23 to 15.38 10,783 1.95% 8.00% to 7.51% 2016......................... 1.15% to 1.60% 375,945 46.51 to 14.30 11,158 2.39% 4.05% to 3.58% Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares 2020......................... 1.45% to 2.95% 1,399,538 15.94 to 11.45 18,703 1.78% 12.93% to 11.21% 2019......................... 1.45% to 2.95% 1,547,398 14.11 to 10.30 18,374 1.99% 15.52% to 6.25% 2018......................... 1.45% to 2.55% 1,637,908 12.22 to 8.40 16,895 1.73% (6.91)% to (7.95)% 2017......................... 1.45% to 2.55% 1,871,679 13.13 to 9.12 20,762 1.74% 7.37% to 6.18% 2016......................... 1.45% to 2.55% 2,125,261 12.22 to 8.59 22,007 2.17% 3.44% to 2.29% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares 2020......................... 1.15% to 1.60% 275,333 177.44 to 35.25 28,623 0.04% 39.07% to 38.44% 2019......................... 1.15% to 1.60% 319,378 127.59 to 25.46 23,284 0.00% 37.76% to 37.14% 2018......................... 1.15% to 1.60% 374,862 92.62 to 18.57 19,640 0.00% (7.17)% to (7.59)% 2017......................... 1.15% to 1.60% 432,839 99.77 to 20.09 24,387 0.03% 27.31% to 26.74% 2016......................... 1.15% to 1.60% 507,574 78.37 to 15.85 22,242 0.00% 1.16% to 0.70% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares 2020......................... 1.45% to 1.70% 235,666 49.74 to 47.39 11,513 0.00% 38.21% to 37.86% 2019......................... 1.45% to 1.70% 301,780 35.99 to 34.38 10,683 0.00% 36.99% to 36.65% 2018......................... 1.45% to 1.70% 267,456 26.27 to 25.16 6,940 0.00% (7.67)% to (7.91)% 2017......................... 1.45% to 1.70% 297,883 28.45 to 27.32 8,383 0.00% 26.60% to 26.28% 2016......................... 1.45% to 1.70% 293,900 22.48 to 21.63 6,550 0.00% 0.60% to 0.35% Invesco Oppenheimer V.I. Global Fund -- Series II Shares 2020......................... 1.45% to 2.95% 4,465,223 52.55 to 13.12 125,239 0.57% 25.49% to 23.58% 2019......................... 1.45% to 2.95% 2,618,610 41.88 to 10.62 67,455 0.63% 29.55% to 13.11% 2018......................... 1.45% to 2.55% 2,993,966 32.33 to 12.47 59,097 0.82% (14.66)% to (15.62)% 2017......................... 1.45% to 2.55% 3,989,415 37.88 to 14.78 85,383 0.75% 34.35% to 32.86% 2016......................... 1.45% to 2.55% 4,229,281 28.19 to 11.13 66,987 0.87% (1.60)% to (2.70)% Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares 2020......................... 1.15% to 1.60% 217,269 11.53 to 11.11 2,456 5.70% 2.21% to 1.75% 2019......................... 1.15% to 1.60% 237,123 11.28 to 10.92 2,628 3.84% 9.53% to 9.03% 2018......................... 1.15% to 1.60% 271,723 10.30 to 10.01 2,756 4.96% (5.50)% to (5.93)% 2017......................... 1.15% to 1.60% 317,036 10.90 to 10.64 3,410 2.33% 5.05% to 4.58% 2016......................... 1.15% to 1.60% 370,143 10.37 to 10.18 3,800 5.06% 5.31% to 4.84%
F(75 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.35% 659,954 36.80 to 22.52 17,203 0.34% 12.05% to 11.02% 2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320 0.82% 29.83% to 12.36% 2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779 0.83% (9.44)% to (10.45)% 2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416 1.04% 14.95% to 13.67% 2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227 0.71% 9.69% to 8.47% Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.95% 884,580 50.60 to 12.52 29,237 0.37% 17.90% to 16.11% 2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78 29,675 0.00% 24.30% to 16.86% 2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37 27,499 0.06% (11.84)% to (12.83)% 2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48 44,261 0.66% 12.26% to 11.01% 2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85 50,574 0.27% 15.97% to 14.68% Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares 2020.......................... 1.15% to 1.60% 380,691 33.00 to 13.58 8,290 3.04% 8.44% to 7.96% 2019.......................... 1.15% to 1.60% 404,864 30.43 to 12.58 8,234 3.39% 8.27% to 7.78% 2018.......................... 1.15% to 1.60% 429,783 28.11 to 11.67 8,094 3.33% (2.17)% to (2.61)% 2017.......................... 1.15% to 1.60% 504,740 28.73 to 11.99 9,660 2.44% 3.39% to 2.92% 2016.......................... 1.15% to 1.60% 576,236 27.79 to 11.65 10,454 3.68% 2.08% to 1.63% Invesco V.I. American Franchise Fund -- Series I shares 2020.......................... 0.75% to 1.70% 736,113 35.61 to 32.42 24,380 0.07% 41.29% to 39.94% 2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16 23,900 0.00% 35.73% to 34.43% 2018.......................... 0.75% to 1.85% 866,472 18.57 to 17.03 15,185 0.00% (4.35)% to (5.42)% 2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478 0.13% 26.39% to 24.99% 2016.......................... 0.75% to 1.85% 466,844 15.36 to 14.41 6,856 0.00% 1.50% to 0.38% Invesco V.I. American Franchise Fund -- Series II shares 2020.......................... 1.45% to 1.70% 119,779 51.96 to 38.07 5,228 0.00% 39.94% to 39.58% 2019.......................... 1.45% to 1.70% 166,472 37.13 to 27.28 5,082 0.00% 34.45% to 34.11% 2018.......................... 1.45% to 2.20% 195,429 27.62 to 21.47 4,468 0.00% (5.29)% to (6.02)% 2017.......................... 1.45% to 2.20% 225,446 29.16 to 22.85 5,477 0.00% 25.19% to 24.24% 2016.......................... 1.45% to 2.20% 239,707 23.29 to 18.39 4,637 0.00% 0.54% to (0.22)% Invesco V.I. Comstock Fund -- Series II shares 2020.......................... 1.45% to 2.70% 810,189 31.06 to 10.31 20,552 2.16% (2.52)% to (3.76)% 2019.......................... 1.45% to 2.35% 909,037 31.86 to 18.13 23,830 1.68% 23.13% to 22.01% 2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926 1.38% (13.64)% to (14.44)% 2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341 1.25% 15.88% to 14.82% 2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076 1.87% 15.30% to 14.01%
F-76 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Invesco V.I. Core Equity Fund -- Series I shares 2020............................ 1.45% to 2.30% 246,205 23.27 to 20.50 5,593 0.20% 12.20% to 11.23% 2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305 0.92% 27.09% to 14.44% 2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333 1.00% (10.08)% to (11.72)% 2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251 1.04% 12.33% to 10.30% 2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252 1.18% 9.44% to 7.46% Invesco V.I. Equity and Income Fund -- Series II shares 2020............................ 1.45% to 2.95% 984,337 18.99 to 11.08 17,258 2.18% 8.06% to 6.42% 2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863 2.25% 18.27% to 8.72% 2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577 1.95% (11.04)% to (12.04)% 2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684 1.47% 9.18% to 7.96% 2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635 1.65% 13.18% to 11.92% Invesco V.I. Global Real Estate Fund -- Series II shares 2020............................ 1.45% to 2.70% 14,007 16.63 to 8.72 189 4.76% (13.83)% to (14.93)% 2019............................ 1.45% to 2.70% 13,156 19.30 to 10.25 211 3.36% 20.87% to 5.20% 2018............................ 1.45% to 2.20% 15,073 15.97 to 8.62 202 3.68% (7.70)% to (8.41)% 2017............................ 1.45% to 2.20% 16,404 17.30 to 9.41 239 2.98% 11.10% to 10.26% 2016............................ 1.45% to 2.20% 19,385 15.57 to 8.54 257 1.32% 0.35% to (0.42)% Invesco V.I. International Growth Fund -- Series II shares 2020............................ 1.45% to 2.70% 601,678 24.48 to 11.68 12,641 1.01% 12.09% to 10.67% 2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257 1.26% 26.38% to 11.56% 2018............................ 1.45% to 2.55% 3,440,133 17.28 to 9.01 40,942 1.79% (16.44)% to (17.38)% 2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647 1.33% 20.95% to 19.61% 2016............................ 1.45% to 2.55% 3,015,316 17.10 to 9.12 36,773 0.88% (2.13)% to (3.22)% Invesco V.I. Value Opportunities Fund -- Series II shares 2020............................ 1.45% to 2.30% 187,687 22.52 to 14.17 4,054 0.09% 3.80% to 2.91% 2019............................ 1.45% to 2.30% 207,911 21.70 to 13.77 4,324 0.00% 28.23% to 27.13% 2018............................ 1.45% to 2.30% 236,200 16.92 to 10.83 3,821 0.00% (20.53)% to (21.22)% 2017............................ 1.45% to 2.30% 268,667 21.29 to 13.75 5,482 0.01% 15.53% to 14.54% 2016............................ 1.45% to 2.30% 328,828 18.43 to 12.00 5,793 0.08% 16.22% to 15.22% American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II 2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822 1.19% 7.97% to 6.32% 2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553 2.27% 7.32% to 1.34% 2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387 2.83% (4.24)% to (5.31)% 2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615 2.57% 2.17% to 1.04% 2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576 1.66% 2.88% to 1.73%
F-77 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I 2020............................... 1.45% to 2.70% 26,442 35.45 to 11.56 633 1.93% 10.19% to 8.79% 2019............................... 1.45% to 2.70% 14,400 32.17 to 10.62 338 2.06% 22.15% to 13.25% 2018............................... 1.45% to 2.20% 16,983 26.34 to 13.89 328 1.89% (8.23)% to (8.93)% 2017............................... 1.45% to 2.20% 28,631 28.70 to 15.26 589 2.30% 18.74% to 17.84% 2016............................... 1.45% to 2.20% 41,953 24.17 to 12.95 740 1.51% 11.84% to 10.99% VP International Fund -- Class I 2020............................... 1.45% to 2.70% 29,986 33.29 to 13.20 635 0.47% 24.05% to 22.48% 2019............................... 1.45% to 2.70% 29,283 26.83 to 10.78 533 0.90% 26.56% to 16.71% 2018............................... 1.45% to 2.20% 35,301 21.20 to 9.21 511 1.26% (16.46)% to (17.10)% 2017............................... 1.45% to 2.20% 35,443 25.38 to 11.10 621 0.81% 29.31% to 28.33% 2016............................... 1.45% to 2.20% 36,661 19.63 to 8.65 507 1.17% (6.87)% to (7.57)% VP Ultra(R) Fund -- Class I 2020............................... 1.45% to 2.70% 4,804 57.65 to 15.85 202 0.00% 47.68% to 45.81% 2019............................... 1.85% to 1.85% 1,263 31.12 to 31.12 39 0.00% 32.09% to 32.09% 2018............................... 1.85% to 2.05% 1,706 23.56 to 22.17 40 0.26% (1.12)% to (1.32)% 2017............................... 1.85% to 2.05% 1,874 23.82 to 22.47 44 0.39% 29.79% to 29.52% 2016............................... 1.85% to 2.05% 2,520 18.36 to 17.35 46 0.48% 2.52% to 2.31% VP Value Fund -- Class I 2020............................... 1.45% to 1.45% 1,929 32.99 to 32.99 64 2.32% (0.49)% to (0.49)% 2019............................... 1.45% to 1.45% 2,093 33.15 to 33.15 69 2.12% 25.19% to 25.19% 2018............................... 1.45% to 1.45% 2,190 26.48 to 26.48 58 1.65% (10.48)% to (10.48)% 2017............................... 1.45% to 1.45% 2,329 29.58 to 29.58 69 1.65% 7.18% to 7.18% 2016............................... 1.45% to 1.45% 2,433 27.60 to 27.60 67 1.74% 18.74% to 18.74% BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares 2020............................... 1.45% to 1.45% 2,853 35.89 to 35.89 102 0.82% 6.54% to 6.54% 2019............................... 1.45% to 1.45% 2,936 33.69 to 33.69 99 0.64% 18.44% to 18.44% 2018............................... 1.45% to 1.45% 3,104 28.44 to 28.44 88 0.57% (16.72)% to (16.72)% 2017............................... 1.45% to 1.45% 3,277 34.15 to 34.15 112 1.06% 13.71% to 13.71% 2016............................... 1.45% to 1.45% 3,464 30.04 to 30.04 104 1.06% 13.80% to 13.80% BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares 2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245 1.09% 22.28% to 22.03% 2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721 1.44% 32.34% to 32.07% 2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897 1.75% (5.84)% to (6.04)% 2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375 1.13% 13.61% to 13.38% 2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681 1.27% 8.72% to 8.50%
F-78 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- BNY Mellon Variable Investment Fund -- Government Money Market Portfolio 2020.......................... 1.45% to 2.05% 156,045 9.33 to 8.57 1,442 0.18% (1.24)% to (1.84)% 2019.......................... 1.45% to 2.05% 114,293 9.44 to 8.73 1,062 1.63% 0.19% to (0.42)% 2018.......................... 1.45% to 2.05% 117,127 9.43 to 8.77 1,091 1.32% (0.19)% to (0.80)% 2017.......................... 1.45% to 2.05% 105,919 9.44 to 8.84 987 0.35% (1.11)% to (1.71)% 2016.......................... 1.45% to 2.05% 72,989 9.55 to 9.00 685 0.01% (1.43)% to (2.03)% BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 128,201 33.04 to 25.19 4,077 1.51% 17.92% to 16.90% 2019.......................... 1.45% to 2.30% 159,729 28.02 to 21.55 4,318 2.14% 26.79% to 25.69% 2018.......................... 1.45% to 2.30% 178,250 22.10 to 17.14 3,796 1.47% (8.02)% to (8.81)% 2017.......................... 1.45% to 2.30% 197,227 24.02 to 18.80 4,569 0.87% 12.19% to 11.22% 2016.......................... 1.45% to 2.30% 265,477 21.41 to 16.90 5,489 0.15% 21.62% to 20.58% BlackRock Basic Value V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 314,614 23.64 to 19.76 6,794 0.81% 1.63% to 0.76% 2019.......................... 1.45% to 2.95% 1,592,127 23.26 to 10.58 29,759 2.06% 21.74% to 12.23% 2018.......................... 1.45% to 2.55% 1,807,923 19.10 to 12.06 27,772 1.43% (9.45)% to (10.47)% 2017.......................... 1.45% to 2.55% 2,094,106 21.10 to 13.47 35,744 1.01% 6.45% to 5.27% 2016.......................... 1.45% to 2.55% 3,532,167 19.82 to 12.80 56,123 1.91% 16.02% to 14.73% BlackRock Global Allocation V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199 1.22% 18.96% to 17.15% 2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941 1.19% 16.05% to 10.03% 2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230 0.81% (8.93)% to (9.95)% 2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506 1.23% 12.06% to 10.82% 2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883 1.17% 2.30% to 1.17% BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares 2020.......................... 1.45% to 1.95% 278,524 46.98 to 42.65 12,744 0.00% 41.35% to 40.63% 2019.......................... 1.45% to 1.95% 221,085 33.24 to 30.33 7,143 0.00% 30.41% to 29.75% 2018.......................... 1.45% to 1.95% 194,084 25.49 to 23.37 4,797 0.00% 1.27% to 0.75% 2017.......................... 1.45% to 1.95% 169,025 25.17 to 23.20 4,130 0.00% 27.36% to 26.72% 2016.......................... 1.45% to 1.85% 148,951 19.76 to 18.77 2,900 0.44% 5.99% to 5.56% Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 2020.......................... 1.45% to 2.95% 5,183,864 22.25 to 13.47 112,646 0.00% 30.02% to 28.04% 2019.......................... 1.45% to 2.95% 2,224,887 17.11 to 10.52 37,639 0.00% 29.84% to 10.97% 2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270 0.00% (3.82)% to (4.90)% 2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499 0.00% 31.11% to 29.65% 2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587 0.00% 6.77% to 5.86%
F-79 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 2020........................... 1.45% to 2.70% 918,564 13.20 to 11.40 12,037 1.44% 7.25% to 5.89% 2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210 1.82% 23.33% to 22.27% 2018........................... 1.45% to 2.30% 1,219,887 9.98 to 9.75 12,124 2.57% (18.03)% to (18.74)% 2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657 1.87% 25.34% to 24.27% 2016 (4)....................... 1.45% to 2.40% 1,592,466 9.71 to 9.65 15,451 1.74% (4.27)% to (5.19)% Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares 2020........................... 1.45% to 2.70% 9,878 35.63 to 14.42 317 0.04% 36.69% to 34.96% 2019........................... 1.50% to 1.50% 54 25.95 to 25.95 1 0.16% 34.73% to 34.73% 2018........................... 1.45% to 1.50% 500 19.34 to 19.26 10 0.47% (3.30)% to (3.35)% 2017........................... 1.45% to 1.50% 505 20.00 to 19.93 10 0.46% 24.14% to 24.08% 2016........................... 1.45% to 1.50% 508 16.11 to 16.06 8 0.52% 2.49% to 2.44% Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares 2020........................... 1.45% to 2.70% 14,968 14.20 to 9.36 200 0.86% (13.68)% to (14.78)% 2019........................... 1.45% to 2.05% 3,181 16.45 to 15.60 51 1.59% 30.57% to 29.77% 2018........................... 1.45% to 2.05% 3,554 12.60 to 12.02 43 2.19% (12.01)% to (12.55)% 2017........................... 1.45% to 2.05% 3,580 14.32 to 13.75 50 1.20% 20.68% to 19.95% 2016........................... 1.45% to 2.05% 4,554 11.87 to 11.46 53 0.70% (6.00)% to (6.57)% DWS Small Mid Cap Value VIP -- Class B Shares 2020........................... 1.45% to 2.05% 381 37.18 to 19.21 11 1.12% (2.54)% to (3.13)% 2019........................... 1.45% to 2.05% 385 38.15 to 19.83 11 0.36% 19.24% to 18.51% 2018........................... 1.45% to 2.05% 420 31.99 to 16.73 10 1.01% (17.55)% to (18.05)% 2017........................... 1.45% to 2.05% 416 38.80 to 20.42 12 0.37% 8.54% to 7.88% 2016........................... 1.45% to 2.05% 691 35.75 to 18.93 21 0.23% 14.79% to 14.09% Eaton Vance Variable Trust VT Floating -- Rate Income Fund 2020........................... 1.45% to 2.95% 2,304,568 14.55 to 9.97 31,675 3.35% 0.52% to (1.01)% 2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382 4.30% 5.53% to 1.42% 2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170 3.78% (1.53)% to (2.63)% 2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028 3.26% 1.93% to 0.79% 2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076 3.48% 7.37% to 6.18% Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares 2020........................... 1.15% to 1.60% 229,820 43.50 to 24.51 7,564 5.95% 4.37% to 3.90% 2019........................... 1.15% to 1.60% 263,604 41.68 to 23.59 8,329 6.18% 13.23% to 12.72% 2018........................... 1.15% to 1.60% 312,043 36.81 to 20.92 8,709 8.26% (4.41)% to (4.84)% 2017........................... 1.15% to 1.60% 392,514 38.51 to 21.99 11,433 6.75% 5.71% to 5.24% 2016........................... 1.15% to 1.60% 438,539 36.42 to 20.89 12,261 6.39% 13.50% to 12.99%
F-80 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- Federated Hermes High Income Bond Fund II -- Service Shares 2020............................. 1.45% to 2.30% 342,250 25.70 to 18.96 8,704 5.87% 3.93% to 3.03% 2019............................. 1.45% to 2.30% 407,731 24.73 to 18.40 9,986 6.12% 12.47% to 11.50% 2018............................. 1.45% to 2.30% 480,427 21.99 to 16.50 10,464 8.01% (4.84)% to (5.66)% 2017............................. 1.45% to 2.30% 572,362 23.11 to 17.49 13,105 6.78% 5.02% to 4.12% 2016............................. 1.45% to 2.30% 661,694 22.00 to 16.80 14,457 5.99% 12.87% to 11.90% Federated Hermes Kaufmann Fund II -- Service Shares 2020............................. 1.45% to 2.95% 817,878 62.16 to 12.86 33,781 0.00% 26.62% to 24.69% 2019............................. 1.45% to 2.30% 397,953 49.09 to 28.10 17,962 0.00% 31.58% to 30.45% 2018............................. 1.45% to 2.30% 483,018 37.31 to 21.54 16,558 0.00% 2.06% to 1.18% 2017............................. 1.45% to 2.30% 565,395 36.55 to 21.29 18,972 0.00% 26.12% to 25.04% 2016............................. 1.45% to 2.40% 669,966 28.98 to 13.39 17,713 0.00% 1.92% to 0.94% Federated Hermes Managed Volatility Fund II -- Primary Shares 2020............................. 1.15% to 1.60% 346,612 34.16 to 16.22 8,326 2.63% (0.23)% to (0.68)% 2019............................. 1.15% to 1.60% 401,469 34.24 to 16.33 9,683 2.06% 18.85% to 18.31% 2018............................. 1.15% to 1.60% 414,090 28.81 to 13.80 8,569 2.24% (9.55)% to (9.96)% 2017............................. 1.15% to 1.60% 246,565 31.85 to 15.33 5,717 4.00% 16.76% to 16.23% 2016............................. 1.15% to 1.60% 284,028 27.28 to 13.19 5,631 5.04% 6.45% to 5.98% Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class 2020............................. 1.15% to 1.60% 643,594 69.29 to 21.74 39,298 1.49% 13.55% to 13.04% 2019............................. 1.15% to 1.60% 707,627 61.02 to 19.23 37,629 1.72% 16.89% to 16.36% 2018............................. 1.15% to 1.60% 813,538 52.21 to 16.53 36,760 1.64% (6.44)% to (6.87)% 2017............................. 1.15% to 1.60% 916,639 55.80 to 17.75 44,319 1.83% 12.80% to 12.29% 2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751 1.44% 1.89% to 1.43% VIP Asset Manager/SM /Portfolio -- Service Class 2 2020............................. 1.45% to 2.30% 264,508 21.70 to 18.55 5,381 1.28% 12.87% to 11.90% 2019............................. 1.45% to 2.30% 279,656 19.23 to 16.57 5,036 1.54% 16.30% to 15.30% 2018............................. 1.45% to 2.30% 317,202 16.53 to 14.38 4,926 1.39% (6.99)% to (7.80)% 2017............................. 1.45% to 2.30% 362,146 17.77 to 15.59 6,060 1.55% 12.10% to 11.13% 2016............................. 1.45% to 2.30% 503,089 15.86 to 14.03 7,542 1.17% 1.35% to 0.48% VIP Balanced Portfolio -- Service Class 2 2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537 1.26% 20.36% to 18.53% 2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443 1.54% 22.32% to 13.09% 2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219 1.24% (5.83)% to (6.89)% 2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642 1.25% 14.44% to 13.16% 2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008 1.16% 5.43% to 4.26%
F-81 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- VIP Contrafund(R) Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998 0.25% 29.06% to 28.48% 2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49 98,145 0.45% 30.07% to 29.48% 2018......................... 1.15% to 1.60% 1,750,240 83.06 to 26.64 86,785 0.69% (7.46)% to (7.88)% 2017......................... 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146 0.98% 20.48% to 19.94% 2016......................... 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523 0.78% 6.76% to 6.29% VIP Contrafund(R) Portfolio -- Service Class 2 2020......................... 1.45% to 2.70% 2,105,121 53.42 to 13.45 84,624 0.09% 28.35% to 26.72% 2019......................... 1.45% to 2.95% 3,465,444 41.62 to 10.60 98,850 0.21% 29.37% to 12.83% 2018......................... 1.45% to 2.55% 4,330,377 32.17 to 15.19 96,356 0.41% (8.00)% to (9.03)% 2017......................... 1.45% to 2.55% 6,330,228 34.97 to 16.70 149,150 0.77% 19.83% to 18.50% 2016......................... 1.45% to 2.55% 5,987,180 29.18 to 14.09 121,938 0.44% 6.17% to 4.99% VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 2020......................... 1.45% to 1.70% 46,449 49.29 to 47.12 2,233 0.05% 31.41% to 31.08% 2019......................... 1.45% to 1.70% 51,564 37.51 to 35.95 1,897 0.37% 27.94% to 27.62% 2018......................... 1.45% to 1.70% 60,233 29.32 to 28.17 1,733 0.31% (6.55)% to (6.79)% 2017......................... 1.45% to 1.70% 79,730 31.37 to 30.22 2,466 0.62% 21.72% to 21.41% 2016......................... 1.45% to 1.70% 93,114 25.77 to 24.89 2,362 0.70% 1.17% to 0.92% VIP Equity-Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 952,178 123.64 to 24.19 68,677 1.78% 5.46% to 4.99% 2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04 73,813 1.97% 25.98% to 25.41% 2018......................... 1.15% to 1.60% 1,259,203 93.06 to 18.37 66,554 2.18% (9.35)% to (9.77)% 2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36 83,586 1.67% 11.60% to 11.10% 2016......................... 1.15% to 1.60% 1,699,936 91.99 to 18.32 86,520 2.24% 16.66% to 16.14% VIP Equity-Income Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 6,938,864 30.68 to 11.06 137,238 2.07% 4.90% to 3.30% 2019......................... 1.45% to 2.95% 3,137,408 29.25 to 10.71 66,685 1.79% 25.26% to 15.21% 2018......................... 1.45% to 2.55% 3,615,685 23.35 to 11.43 61,043 1.97% (9.87)% to (10.88)% 2017......................... 1.45% to 2.55% 4,115,160 25.90 to 12.83 77,518 1.58% 11.02% to 9.79% 2016......................... 1.45% to 2.40% 2,765,882 23.33 to 11.86 52,129 1.37% 16.01% to 14.89% VIP Growth & Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 468,224 45.14 to 24.06 16,382 2.06% 6.60% to 6.13% 2019......................... 1.15% to 1.60% 572,663 42.35 to 22.67 19,010 3.57% 28.56% to 27.98% 2018......................... 1.15% to 1.60% 669,851 32.94 to 17.72 17,108 0.35% (10.03)% to (10.44)% 2017......................... 0.75% to 1.60% 753,630 23.82 to 19.78 21,216 1.24% 16.02% to 15.04% 2016......................... 0.75% to 1.60% 861,702 20.53 to 17.20 20,834 1.66% 15.21% to 14.23%
F-82 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------- ---------- -------------------- VIP Growth & Income Portfolio -- Service Class 2 2020......................... 1.45% to 1.95% 622,539 31.72 to 25.80 15,242 1.95% 6.03% to 5.50% 2019......................... 1.45% to 1.95% 596,708 29.91 to 24.45 13,990 3.44% 27.80% to 27.15% 2018......................... 1.45% to 1.95% 693,248 23.41 to 19.23 12,702 0.19% (10.52)% to (10.97)% 2017......................... 1.45% to 1.95% 938,297 26.16 to 21.60 18,986 1.07% 14.93% to 14.34% 2016......................... 1.45% to 1.95% 1,126,092 22.76 to 18.89 19,602 1.76% 14.13% to 13.56% VIP Growth Opportunities Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 349,783 78.26 to 45.06 21,657 0.01% 66.72% to 65.97% 2019......................... 1.15% to 1.60% 371,845 46.94 to 27.15 13,156 0.14% 39.22% to 38.59% 2018......................... 0.75% to 1.60% 406,228 25.17 to 19.59 10,428 0.12% 11.61% to 10.65% 2017......................... 0.75% to 1.60% 436,435 22.55 to 17.70 10,237 0.30% 33.51% to 32.37% 2016......................... 0.75% to 1.60% 485,643 16.89 to 13.37 8,601 0.31% (0.41)% to (1.26)% VIP Growth Opportunities Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 1,610,844 55.14 to 17.74 83,616 0.00% 65.79% to 63.28% 2019......................... 1.45% to 2.30% 221,938 33.26 to 31.05 7,307 0.00% 38.46% to 37.26% 2018......................... 1.45% to 2.30% 295,327 24.02 to 22.62 7,032 0.08% 10.57% to 9.62% 2017......................... 1.45% to 2.30% 179,474 21.72 to 20.64 3,877 0.11% 32.24% to 31.10% 2016......................... 1.45% to 2.40% 244,930 16.43 to 15.66 4,002 0.05% (1.38)% to (2.33)% VIP Growth Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 709,677 241.64 to 36.74 77,383 0.08% 42.23% to 41.60% 2019......................... 1.15% to 1.60% 800,049 169.88 to 25.94 61,520 0.26% 32.77% to 32.17% 2018......................... 1.15% to 1.60% 942,343 127.95 to 19.63 54,324 0.24% (1.32)% to (1.77)% 2017......................... 1.15% to 1.60% 1,084,069 129.67 to 19.98 62,496 0.22% 33.58% to 32.98% 2016......................... 1.15% to 1.60% 1,270,208 97.07 to 15.03 53,604 0.04% (0.36)% to (0.80)% VIP Growth Portfolio -- Service Class 2 2020......................... 1.45% to 2.30% 638,950 57.09 to 40.08 20,823 0.05% 41.47% to 40.25% 2019......................... 1.45% to 2.30% 890,448 40.36 to 28.57 21,867 0.06% 32.03% to 30.90% 2018......................... 1.45% to 2.30% 1,014,497 30.57 to 21.83 18,717 0.04% (1.88)% to (2.74)% 2017......................... 1.45% to 2.30% 1,138,148 31.15 to 22.44 21,409 0.08% 32.87% to 31.73% 2016......................... 1.45% to 2.30% 1,126,260 23.45 to 17.04 15,246 0.00% (0.90)% to (1.76)% VIP Investment Grade Bond Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 5,125,703 14.96 to 10.73 73,491 2.07% 7.58% to 5.94% 2019......................... 1.45% to 2.95% 5,608,412 13.91 to 10.13 75,094 2.47% 7.82% to 2.60% 2018......................... 1.45% to 2.55% 6,078,307 12.90 to 11.32 75,876 1.94% (2.23)% to (3.33)% 2017......................... 1.45% to 2.55% 9,506,920 13.20 to 11.71 121,545 2.17% 2.49% to 1.35% 2016......................... 1.45% to 2.55% 10,950,778 12.87 to 11.55 137,126 2.28% 2.97% to 1.82%
F-83 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- VIP Mid Cap Portfolio -- Initial Class 2020......................... 0.75% to 0.75% 139 59.89 to 59.89 8 0.66% 17.30% to 17.30% 2019......................... 0.75% to 0.75% 139 51.06 to 51.06 7 0.76% 22.52% to 22.52% 2018......................... 0.75% to 0.75% 212 41.67 to 41.67 9 0.64% (15.18)% to (15.18)% 2017......................... 0.75% to 0.75% 271 49.13 to 49.13 13 0.71% 19.90% to 19.90% 2016......................... 0.75% to 0.75% 268 40.98 to 40.98 11 0.52% 11.39% to 11.39% VIP Mid Cap Portfolio -- Service Class 2 2020......................... 1.15% to 2.70% 1,245,670 57.33 to 11.87 57,839 0.36% 16.51% to 14.69% 2019......................... 1.15% to 2.95% 3,381,562 49.21 to 10.34 99,611 0.65% 21.76% to 7.14% 2018......................... 1.15% to 2.55% 3,892,358 40.41 to 14.33 94,762 0.39% (15.76)% to (16.96)% 2017......................... 1.15% to 2.55% 4,371,427 47.97 to 17.26 129,568 0.47% 19.15% to 17.47% 2016......................... 1.15% to 2.55% 5,321,532 40.26 to 14.69 134,193 0.33% 10.64% to 9.08% VIP Overseas Portfolio -- Initial Class 2020......................... 0.75% to 1.60% 339,686 20.05 to 19.82 12,442 0.44% 14.75% to 13.77% 2019......................... 0.75% to 1.60% 386,086 17.47 to 17.42 12,318 1.56% 26.81% to 25.73% 2018......................... 0.75% to 1.60% 518,531 13.78 to 13.85 13,286 1.50% (15.45)% to (16.18)% 2017......................... 0.75% to 1.60% 582,607 16.30 to 16.53 17,614 1.40% 29.31% to 28.21% 2016......................... 0.75% to 1.60% 654,951 12.60 to 12.89 15,403 1.36% (5.77)% to (6.57)% VIP Value Strategies Portfolio -- Service Class 2 2020......................... 1.45% to 1.85% 100,450 26.09 to 24.38 2,595 1.05% 6.45% to 6.02% 2019......................... 1.45% to 1.85% 89,980 24.51 to 23.00 2,180 1.40% 32.15% to 31.62% 2018......................... 1.45% to 1.85% 107,961 18.55 to 17.47 1,980 0.70% (18.70)% to (19.03)% 2017......................... 1.45% to 1.85% 115,318 22.81 to 21.58 2,609 1.23% 17.36% to 16.89% 2016......................... 1.45% to 2.20% 139,915 19.44 to 18.27 2,693 0.86% 7.69% to 6.87% Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 3,226,110 15.71 to 11.30 46,846 1.49% 10.12% to 8.45% 2019......................... 1.45% to 2.95% 3,885,483 14.26 to 10.42 51,620 3.54% 18.12% to 8.92% 2018......................... 1.45% to 2.55% 4,651,064 12.07 to 10.63 52,976 3.04% (10.97)% to (11.97)% 2017......................... 1.45% to 2.55% 5,446,835 13.56 to 12.08 70,021 2.66% 10.36% to 9.13% 2016......................... 1.45% to 2.55% 6,295,431 12.29 to 11.07 73,692 3.89% 11.54% to 10.30% Franklin Income VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153 5.89% (0.77)% to (2.28)% 2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613 5.36% 14.38% to 5.93% 2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328 4.82% (5.70)% to (6.76)% 2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896 4.16% 8.09% to 6.88% 2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404 5.01% 12.37% to 11.12%
F-84 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- Franklin Large Cap Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.70% 8,569 46.62 to 14.55 332 0.00% 42.54% to 40.73% 2019............................. 1.45% to 2.05% 5,369 32.71 to 24.39 172 0.00% 32.63% to 31.82% 2018............................. 1.45% to 2.05% 6,687 24.66 to 18.50 160 0.00% (2.90)% to (3.50)% 2017............................. 1.45% to 2.05% 7,145 25.40 to 19.17 176 0.62% 26.26% to 25.49% 2016............................. 1.45% to 2.05% 8,656 20.12 to 15.28 168 0.00% (3.21)% to (3.80)% Franklin Mutual Shares VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05 9,787 2.88% (6.42)% to (7.23)% 2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058 1.73% 20.80% to 19.75% 2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807 2.31% (10.39)% to (11.17)% 2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618 2.22% 6.78% to 5.86% 2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318 1.97% 14.38% to 13.28% Templeton Foreign VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30 4,181 3.60% (2.06)% to (2.50)% 2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66 4,987 1.96% 11.54% to 11.04% 2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20 5,399 2.92% (16.25)% to (16.63)% 2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84 7,353 2.75% 16.14% to 15.16% 2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75 7,303 2.15% 6.25% to 5.78% Templeton Foreign VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.05% 9,754 21.08 to 12.00 186 4.05% (2.59)% to (3.18)% 2019............................. 1.45% to 2.70% 39,707 21.64 to 10.53 574 1.75% 10.90% to 11.16% 2018............................. 1.45% to 2.20% 42,632 19.52 to 8.42 561 2.63% (16.68)% to (17.31)% 2017............................. 1.45% to 2.20% 42,788 23.42 to 10.18 682 2.22% 15.01% to 14.13% 2016............................. 1.45% to 2.20% 76,618 20.37 to 8.92 1,035 1.96% 5.63% to 4.82% Templeton Global Bond VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18 3,655 8.41% (6.17)% to (6.40)% 2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35 4,923 7.04% 1.08% to 0.83% 2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20 5,388 0.00% 1.03% to 0.78% 2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06 5,797 0.00% 0.98% to 0.73% 2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93 6,648 0.00% 2.02% to 1.77% Templeton Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08 6,307 3.03% 4.27% to 3.47% 2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63 7,034 2.84% 13.48% to 13.42% 2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37 7,356 2.14% (16.09)% to (16.73)% 2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558 1.61% 16.79% to 15.90% 2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74 8,798 2.09% 8.03% to 7.21%
F-85 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares 2020.......................... 0.75% to 2.80% 14,188,414 9.78 to 9.69 129,769 0.25% (0.48)% to (2.54)% 2019.......................... 0.75% to 2.95% 12,166,472 9.83 to 9.93 112,712 1.84% 1.09% to (1.37)% 2018.......................... 0.75% to 2.45% 13,748,569 9.73 to 8.71 126,903 1.46% 0.72% to (1.02)% 2017.......................... 0.75% to 2.55% 13,526,631 9.66 to 8.75 124,949 0.50% (0.24)% to (2.05)% 2016.......................... 0.75% to 2.55% 14,233,505 9.68 to 8.93 132,976 0.04% (0.71)% to (2.50)% Goldman Sachs Large Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 1.60% 278,468 21.37 to 20.05 5,868 1.42% 2.78% to 2.32% 2019.......................... 1.15% to 1.60% 294,059 20.79 to 19.60 6,049 1.48% 24.48% to 23.92% 2018.......................... 1.15% to 1.60% 331,048 16.71 to 15.82 5,486 1.22% (9.51)% to (9.93)% 2017.......................... 1.15% to 1.60% 385,587 18.46 to 17.56 7,080 1.58% 8.60% to 8.11% 2016.......................... 1.15% to 1.60% 440,569 17.00 to 16.24 7,464 2.05% 10.30% to 9.80% Goldman Sachs Mid Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 2.30% 659,144 51.59 to 22.49 30,767 0.63% 7.15% to 5.91% 2019.......................... 1.15% to 2.30% 744,552 48.15 to 21.24 32,552 0.77% 30.02% to 28.50% 2018.......................... 1.15% to 2.30% 882,773 37.03 to 16.53 29,982 1.26% (11.49)% to (12.53)% 2017.......................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934 0.61% 9.80% to 8.52% 2016.......................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961 1.43% 12.23% to 10.93% JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 159,380 16.03 to 10.59 2,376 1.89% 6.28% to 4.93% 2019.......................... 1.45% to 2.70% 180,641 15.08 to 10.09 2,579 2.56% 6.61% to 1.94% 2018.......................... 1.45% to 2.20% 196,996 14.15 to 12.21 2,659 2.55% (1.41)% to (2.16)% 2017.......................... 1.45% to 2.20% 248,134 14.35 to 12.48 3,406 2.52% 2.07% to 1.30% 2016.......................... 1.45% to 2.20% 278,782 14.06 to 12.32 3,768 2.62% 0.64% to (0.12)% JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 11,919 36.16 to 10.21 229 1.63% (1.09)% to (2.34)% 2019.......................... 1.45% to 2.70% 17,818 36.56 to 10.45 342 1.61% 24.92% to 9.57% 2018.......................... 1.45% to 2.20% 20,960 29.26 to 9.31 332 0.85% (13.12)% to (13.79)% 2017.......................... 1.45% to 2.20% 15,289 33.68 to 10.80 295 0.91% 12.12% to 11.74% 2016.......................... 1.45% to 2.05% 3,206 30.04 to 28.67 95 0.88% 13.04% to 12.35% JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 7,847 40.72 to 11.69 162 0.83% 12.04% to 10.62% 2019.......................... 1.45% to 2.70% 4,539 36.34 to 10.57 93 0.41% 22.77% to 12.02% 2018.......................... 1.45% to 2.20% 5,359 29.60 to 11.34 93 0.47% (13.21)% to (13.88)% 2017.......................... 1.45% to 2.20% 10,889 34.11 to 13.17 208 0.32% 13.56% to 12.70% 2016.......................... 1.45% to 2.20% 13,229 30.04 to 11.69 231 0.02% 18.48% to 38.30%
F-86 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- ------------------- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 2020........................ 1.45% to 2.70% 34,903 37.26 to 13.27 1,146 0.83% 23.45% to 21.88% 2019........................ 1.45% to 2.70% 48,037 30.18 to 10.88 1,351 0.86% 29.84% to 19.09% 2018........................ 1.45% to 2.20% 58,934 23.24 to 18.16 1,297 0.72% (7.53)% to (8.24)% 2017........................ 1.45% to 2.20% 47,172 25.14 to 19.79 1,129 0.88% 20.56% to 19.65% 2016........................ 1.45% to 2.20% 59,840 20.85 to 16.54 1,196 0.95% 9.33% to 8.50% Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 1,201,550 83.27 to 34.97 67,618 2.41% 12.99% to 12.49% 2019........................ 1.15% to 1.60% 1,372,598 73.70 to 31.09 67,981 1.89% 21.18% to 20.63% 2018........................ 1.15% to 1.60% 1,541,152 60.82 to 25.77 63,108 2.15% (0.48)% to (0.94)% 2017........................ 1.15% to 1.60% 1,754,161 61.11 to 26.01 72,839 1.59% 17.07% to 16.55% 2016........................ 1.15% to 1.60% 2,031,781 52.20 to 22.32 71,783 2.18% 3.40% to 2.94% Janus Henderson Balanced Portfolio -- Service Shares 2020........................ 1.45% to 2.95% 3,934,377 35.61 to 11.74 103,837 2.06% 12.38% to 10.67% 2019........................ 1.45% to 2.95% 4,362,890 31.68 to 10.61 104,197 1.62% 20.50% to 12.94% 2018........................ 1.45% to 2.55% 4,557,252 26.29 to 16.36 93,108 1.78% (1.03)% to (2.14)% 2017........................ 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672 1.37% 16.43% to 15.13% 2016........................ 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508 1.92% 2.82% to 1.67% Janus Henderson Enterprise Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 567,328 150.58 to 41.31 48,775 0.11% 18.10% to 17.57% 2019........................ 1.15% to 1.60% 663,852 127.51 to 35.13 47,920 0.20% 33.93% to 33.32% 2018........................ 1.15% to 1.60% 770,451 95.21 to 26.35 41,324 0.26% (1.57)% to (2.01)% 2017........................ 1.15% to 1.60% 891,322 96.72 to 26.89 48,550 0.62% 25.96% to 25.39% 2016........................ 1.15% to 1.60% 1,051,330 76.79 to 21.45 45,233 0.14% 11.07% to 10.57% Janus Henderson Enterprise Portfolio -- Service Shares 2020........................ 1.50% to 1.70% 239,694 21.99 to 21.09 5,743 0.04% 17.40% to 17.16% 2019........................ 1.50% to 1.70% 285,568 18.73 to 18.00 5,787 0.05% 33.13% to 32.86% 2018........................ 1.50% to 1.70% 320,337 14.07 to 13.55 4,945 0.13% (2.16)% to (2.36)% 2017........................ 1.50% to 1.70% 354,600 14.38 to 13.88 5,538 0.53% 25.19% to 24.93% 2016........................ 1.50% to 1.70% 387,640 11.49 to 11.11 4,824 0.02% 10.43% to 10.20% Janus Henderson Flexible Bond Portfolio -- Institutional Shares 2020........................ 0.75% to 1.60% 328,355 26.86 to 22.52 9,236 2.89% 9.65% to 8.72% 2019........................ 0.75% to 1.60% 361,263 24.50 to 20.72 9,257 3.29% 8.75% to 7.82% 2018........................ 0.75% to 1.60% 397,166 22.53 to 19.21 9,430 3.02% (1.75)% to (2.59)% 2017........................ 0.75% to 1.60% 477,104 22.93 to 19.73 11,653 2.74% 2.84% to 1.97% 2016........................ 0.75% to 1.60% 611,114 22.29 to 19.34 14,878 2.78% 1.70% to 0.83%
F-87 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Forty Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 540,957 49.38 to 51.56 44,644 0.71% 38.36% to 37.18% 2019.............................. 0.75% to 1.60% 615,748 35.69 to 37.59 37,121 0.15% 36.13% to 34.97% 2018.............................. 0.75% to 1.60% 712,447 26.22 to 27.85 31,632 1.16% 1.21% to 0.35% 2017.............................. 0.75% to 1.60% 808,548 25.90 to 27.75 35,582 0.00% 29.34% to 28.24% 2016.............................. 0.75% to 1.60% 948,927 20.03 to 21.64 32,376 0.00% 1.43% to 0.57% Janus Henderson Forty Portfolio -- Service Shares 2020.............................. 1.45% to 2.70% 355,733 73.23 to 14.61 16,225 0.63% 37.02% to 35.28% 2019.............................. 1.45% to 2.35% 401,490 53.44 to 30.54 13,296 0.02% 34.87% to 33.64% 2018.............................. 1.45% to 2.35% 450,821 39.63 to 22.85 11,059 1.23% 0.24% to (0.69)% 2017.............................. 1.45% to 2.35% 526,903 39.53 to 23.01 12,868 0.00% 28.12% to 26.95% 2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015 0.00% 0.47% to (0.65)% Janus Henderson Global Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 806,441 75.16 to 21.38 38,570 0.82% 18.68% to 18.14% 2019.............................. 1.15% to 1.60% 921,465 63.33 to 18.10 36,410 0.96% 27.56% to 26.98% 2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421 1.11% (7.94)% to (8.36)% 2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987 0.81% 25.57% to 25.01% 2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317 1.07% 0.89% to 0.44% Janus Henderson Global Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 216,251 13.66 to 13.10 3,064 0.64% 17.97% to 17.73% 2019.............................. 1.50% to 1.70% 245,687 11.58 to 11.13 2,943 0.86% 26.78% to 26.53% 2018.............................. 1.50% to 1.70% 285,686 9.13 to 8.79 2,720 0.93% (8.48)% to (8.67)% 2017.............................. 1.50% to 1.70% 356,238 9.98 to 9.63 3,698 0.69% 24.79% to 24.54% 2016.............................. 1.50% to 1.70% 407,053 8.00 to 7.73 3,384 0.94% 0.29% to 0.09% Janus Henderson Global Technology and Innovation Portfolio -- Service Shares 2020.............................. 1.15% to 1.70% 465,814 28.93 to 25.25 12,498 0.00% 48.99% to 48.17% 2019.............................. 1.15% to 1.70% 530,984 19.42 to 17.04 9,593 0.42% 43.15% to 42.36% 2018.............................. 1.15% to 1.70% 586,687 13.56 to 11.97 7,432 1.11% (0.26)% to (0.82)% 2017.............................. 1.15% to 1.70% 658,251 13.60 to 12.07 8,399 0.45% 43.25% to 42.46% 2016.............................. 1.15% to 1.70% 660,400 9.49 to 8.47 5,893 0.09% 12.54% to 11.92% Janus Henderson Overseas Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 546,581 19.44 to 27.43 20,468 1.35% 15.42% to 14.44% 2019.............................. 0.75% to 1.60% 609,299 16.84 to 23.97 19,831 1.88% 26.07% to 24.99% 2018.............................. 0.75% to 1.60% 705,173 13.36 to 19.18 18,334 1.76% (15.58)% to (16.31)% 2017.............................. 0.75% to 1.60% 765,523 15.83 to 22.91 23,652 1.64% 30.14% to 29.03% 2016.............................. 0.75% to 1.60% 890,300 12.16 to 17.76 21,291 4.65% (7.15)% to (7.94)%
F-88 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Overseas Portfolio -- Service Shares 2020.............................. 1.45% to 2.10% 133,890 35.52 to 22.06 2,298 1.22% 14.34% to 13.59% 2019.............................. 1.45% to 2.10% 153,244 31.06 to 19.42 2,287 1.83% 24.87% to 24.05% 2018.............................. 1.45% to 2.10% 168,333 24.87 to 15.65 2,019 1.66% (16.37)% to (16.93)% 2017.............................. 1.45% to 2.10% 181,510 29.75 to 18.84 2,611 1.55% 28.91% to 28.07% 2016.............................. 1.45% to 2.10% 206,876 23.07 to 14.71 2,326 4.67% (8.06)% to (8.66)% Janus Henderson Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 851,566 92.26 to 29.32 47,480 0.54% 31.42% to 30.83% 2019.............................. 1.15% to 1.60% 950,185 70.20 to 22.41 40,526 0.45% 33.96% to 33.36% 2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820 0.54% (3.70)% to (4.14)% 2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863 0.39% 26.41% to 25.85% 2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553 0.53% (0.66)% to (1.10)% Janus Henderson Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 149,158 22.06 to 21.16 3,409 0.36% 30.59% to 30.32% 2019.............................. 1.50% to 1.70% 180,738 16.89 to 16.23 3,179 0.30% 33.20% to 32.93% 2018.............................. 1.50% to 1.70% 209,137 12.68 to 12.21 2,751 0.35% (4.30)% to (4.50)% 2017.............................. 1.50% to 1.70% 263,890 13.25 to 12.79 3,614 0.24% 25.65% to 25.39% 2016.............................. 1.50% to 1.70% 313,350 10.55 to 10.20 3,429 0.38% (1.23)% to (1.43)% Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II 2020.............................. 1.45% to 2.30% 147,463 42.69 to 26.80 5,984 0.58% 16.02% to 15.02% 2019.............................. 1.45% to 2.30% 165,964 36.80 to 23.30 5,774 0.75% 22.94% to 21.88% 2018.............................. 1.45% to 2.30% 184,804 29.93 to 19.11 5,229 0.37% (9.90)% to (10.68)% 2017.............................. 1.45% to 2.30% 197,561 33.22 to 21.40 6,236 0.21% 14.31% to 13.33% 2016.............................. 1.45% to 2.30% 277,181 29.06 to 18.88 7,729 0.31% (0.52)% to (1.38)% ClearBridge Variable Dividend Strategy Portfolio -- Class I 2020.............................. 1.15% to 1.60% 176,004 24.13 to 22.68 4,072 1.40% 6.43% to 5.95% 2019.............................. 1.15% to 1.60% 199,679 22.67 to 21.40 4,357 1.46% 30.08% to 29.49% 2018.............................. 1.15% to 1.60% 231,022 17.43 to 16.53 3,886 1.50% (5.96)% to (6.39)% 2017.............................. 1.15% to 1.60% 278,057 18.53 to 17.66 4,991 1.46% 17.81% to 17.28% 2016.............................. 1.15% to 1.60% 318,210 15.73 to 15.06 4,859 1.54% 13.67% to 13.16% ClearBridge Variable Dividend Strategy Portfolio -- Class II 2020.............................. 1.45% to 2.95% 215,116 22.71 to 11.13 4,508 1.16% 5.94% to 4.32% 2019.............................. 1.45% to 2.35% 380,785 21.44 to 19.08 7,827 1.27% 29.51% to 28.32% 2018.............................. 1.45% to 2.35% 467,731 16.55 to 14.87 7,448 1.29% (6.38)% to (7.24)% 2017.............................. 1.45% to 2.45% 583,700 17.68 to 15.86 9,961 1.38% 17.29% to 16.10% 2016.............................. 1.45% to 2.45% 575,027 15.08 to 13.66 8,381 1.67% 13.12% to 11.98%
F-89 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- ClearBridge Variable Large Cap Value Portfolio -- Class I 2020............................. 1.15% to 2.30% 662,450 42.21 to 13.44 13,836 1.38% 4.03% to 2.83% 2019............................. 1.15% to 2.30% 723,003 40.58 to 13.07 14,896 1.72% 27.40% to 25.92% 2018............................. 1.15% to 2.30% 770,584 31.85 to 10.38 12,735 1.46% (9.93)% to (10.98)% 2017............................. 1.15% to 2.30% 914,407 35.36 to 11.66 16,990 1.44% 13.52% to 12.20% 2016............................. 1.15% to 2.30% 870,195 31.15 to 10.39 15,224 1.48% 11.70% to 10.41% MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares 2020............................. 1.45% to 1.70% 184,924 39.85 to 24.61 5,012 0.43% 11.95% to 11.67% 2019............................. 1.45% to 1.70% 205,580 35.59 to 22.04 4,995 0.48% 29.34% to 29.02% 2018............................. 1.45% to 1.85% 253,105 27.52 to 21.56 4,767 0.44% (7.08)% to (7.46)% 2017............................. 1.45% to 1.85% 296,647 29.62 to 23.30 5,957 0.55% 21.25% to 20.76% 2016............................. 1.45% to 1.95% 320,659 24.43 to 18.84 5,309 0.57% 6.75% to 6.21% MFS(R) New Discovery Series -- Service Class Shares 2020............................. 1.15% to 2.30% 501,130 69.51 to 44.47 23,355 0.00% 43.91% to 42.24% 2019............................. 1.15% to 2.30% 571,093 48.30 to 31.26 18,401 0.00% 39.65% to 38.03% 2018............................. 1.15% to 2.30% 504,833 34.59 to 22.65 11,086 0.00% (2.85)% to (3.99)% 2017............................. 1.15% to 2.30% 648,451 35.60 to 23.59 14,585 0.00% 24.88% to 23.44% 2016............................. 1.15% to 2.30% 663,903 28.51 to 19.11 12,301 0.00% 7.55% to 6.30% MFS(R) Total Return Series -- Service Class Shares 2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022 2.07% 7.93% to 6.29% 2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896 2.07% 18.38% to 9.53% 2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918 1.94% (7.24)% to (8.29)% 2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828 2.15% 10.41% to 9.18% 2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180 2.71% 7.24% to 6.05% MFS(R) Utilities Series -- Service Class Shares 2020............................. 1.45% to 2.20% 344,249 53.47 to 30.16 11,723 2.20% 4.09% to 3.30% 2019............................. 1.45% to 2.20% 399,730 51.37 to 29.20 13,258 3.71% 22.99% to 22.06% 2018............................. 1.45% to 2.20% 481,645 41.77 to 23.92 13,016 0.84% (0.66)% to (1.42)% 2017............................. 1.45% to 2.20% 564,347 42.04 to 24.27 15,293 3.90% 12.84% to 11.98% 2016............................. 1.45% to 2.20% 700,916 37.26 to 21.67 16,772 3.44% 9.63% to 8.80% MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares 2020............................. 1.45% to 1.45% 2,021 12.62 to 12.62 26 3.51% 7.53% to 7.53% 2019............................. 1.45% to 1.45% 2,008 11.74 to 11.74 24 3.50% 9.68% to 9.68% 2018............................. 1.45% to 1.45% 2,405 10.70 to 10.70 26 3.81% (3.53)% to (3.53)% 2017............................. 1.45% to 1.45% 2,592 11.09 to 11.09 29 4.37% 4.35% to 4.35% 2016............................. 1.45% to 1.45% 3,021 10.63 to 10.63 32 2.96% 6.44% to 6.44%
F-90 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares 2020............................. 1.45% to 2.30% 325,718 21.03 to 20.01 6,820 0.22% 20.43% to 19.39% 2019............................. 1.45% to 2.70% 389,578 17.47 to 10.95 6,772 0.34% 37.56% to 20.63% 2018............................. 1.45% to 2.30% 471,532 12.70 to 12.29 5,961 0.32% (0.89)% to (1.75)% 2017............................. 1.45% to 2.30% 649,434 12.81 to 12.51 8,292 0.42% 26.25% to 25.16% 2016............................. 1.45% to 2.30% 728,673 10.15 to 9.99 7,379 0.38% 4.31% to 3.41% PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares 2020............................. 1.45% to 1.95% 268,189 17.03 to 15.72 4,417 4.87% 6.34% to 5.80% 2019............................. 1.45% to 1.95% 330,321 16.01 to 14.86 5,118 2.69% 10.12% to 9.56% 2018............................. 1.45% to 1.95% 418,106 14.54 to 13.56 5,902 3.00% (6.83)% to (7.30)% 2017............................. 1.45% to 1.95% 475,796 15.61 to 14.63 7,232 4.31% 11.74% to 11.17% 2016............................. 1.45% to 2.20% 549,188 13.97 to 12.78 7,488 2.29% 11.27% to 10.43% High Yield Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530 4.87% 4.21% to 2.62% 2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334 4.92% 13.06% to 4.79% 2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479 5.09% (4.07)% to (5.14)% 2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833 4.87% 5.07% to 3.90% 2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057 5.25% 10.82% to 9.59% International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares 2020............................. 1.50% to 1.70% 76,842 22.01 to 21.12 1,669 6.10% 3.97% to 3.76% 2019............................. 1.50% to 1.70% 88,578 21.17 to 20.35 1,851 1.77% 5.40% to 5.19% 2018............................. 1.50% to 1.70% 109,339 20.09 to 19.35 2,166 1.31% 0.58% to 0.38% 2017............................. 1.50% to 1.70% 117,382 19.97 to 19.27 2,313 4.03% 1.23% to 1.02% 2016............................. 1.50% to 1.70% 160,909 19.73 to 19.08 3,124 1.41% 4.88% to 4.67% Long(Term U.S. Government Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242 1.67% 15.69% to 13.93% 2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539 2.05% 11.68% to 2.96% 2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646 2.40% (3.80)% to (4.88)% 2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651 2.17% 7.38% to 6.18% 2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780 1.89% (0.78)% to (1.89)% Low Duration Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 7,376,295 12.71 to 9.99 86,838 1.04% 1.50% to (0.05)% 2019............................. 1.45% to 2.95% 3,574,136 12.53 to 9.99 41,893 2.77% 2.52% to (0.13)% 2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146 1.93% (1.12)% to (2.23)% 2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446 1.34% (0.12)% to (1.23)% 2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857 1.51% (0.06)% to (1.17)%
F-91 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- Total Return Portfolio -- Administrative Class Shares 2020............................. 1.15% to 2.95% 7,899,166 19.16 to 10.63 141,984 2.14% 7.40% to 5.44% 2019............................. 1.15% to 2.95% 9,370,259 17.84 to 10.08 156,073 3.01% 7.11% to 1.71% 2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306 2.52% (1.68)% to (3.08)% 2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063 2.02% 3.71% to 2.25% 2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475 2.09% 1.50% to 0.07% Rydex Variable Trust NASDAQ -- 100(R) Fund 2020............................. 1.45% to 1.85% 249,291 79.57 to 56.84 7,046 0.29% 42.86% to 42.28% 2019............................. 1.45% to 1.85% 267,428 55.70 to 39.95 5,361 0.13% 34.88% to 34.33% 2018............................. 1.45% to 1.85% 269,561 41.30 to 29.74 4,093 0.00% (3.24)% to (3.64)% 2017............................. 1.45% to 1.85% 341,457 42.68 to 30.86 5,427 0.00% 29.23% to 28.70% 2016............................. 1.45% to 1.85% 656,436 33.03 to 23.98 7,066 0.00% 4.45% to 4.03% State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.30% 918,881 20.14 to 12.13 14,901 2.43% 6.22% to 4.57% 2019............................. 0.75% to 2.30% 955,145 18.96 to 11.60 14,603 0.19% 7.81% to 6.12% 2018............................. 0.75% to 2.30% 1,101,994 17.59 to 10.93 15,782 2.12% (2.17)% to (3.70)% 2017............................. 0.75% to 2.30% 1,252,511 17.98 to 11.35 18,445 1.97% 2.47% to 0.88% 2016............................. 0.75% to 2.30% 1,513,016 17.54 to 11.25 22,059 1.74% 2.21% to 0.62% Premier Growth Equity V.I.S. Fund -- Class 1 Shares 2020............................. 1.15% to 2.10% 800,152 44.80 to 37.84 32,006 0.03% 32.08% to 30.81% 2019............................. 0.75% to 2.10% 961,517 32.25 to 28.92 29,439 0.00% 36.30% to 34.45% 2018............................. 0.75% to 2.10% 1,101,406 23.66 to 21.51 24,920 0.13% (3.39)% to (4.72)% 2017............................. 0.75% to 2.10% 1,281,157 24.49 to 22.58 30,374 0.31% 27.38% to 25.66% 2016............................. 0.75% to 2.10% 1,481,093 19.23 to 17.97 27,772 0.49% 1.70% to 0.32% Real Estate Securities V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.95% 1,079,009 60.80 to 9.41 37,528 0.51% (5.94)% to (8.03)% 2019............................. 0.75% to 2.95% 1,117,908 64.65 to 10.23 44,195 1.34% 25.20% to 4.81% 2018............................. 0.75% to 2.55% 1,283,920 51.63 to 13.38 40,405 2.42% (6.42)% to (8.13)% 2017............................. 0.75% to 2.55% 1,424,736 55.18 to 14.57 49,404 1.54% 5.05% to 3.15% 2016............................. 0.75% to 2.55% 1,730,701 52.52 to 14.12 58,910 2.31% 7.19% to 5.26% S&P 500(R) Index V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.70% 3,543,023 31.16 to 12.39 145,954 1.74% 17.04% to 14.74% 2019............................. 0.75% to 2.30% 4,407,259 26.62 to 24.94 151,071 1.32% 30.06% to 28.03% 2018............................. 0.75% to 2.30% 4,870,590 20.47 to 19.48 130,223 1.64% (5.45)% to (6.93)% 2017............................. 0.75% to 2.30% 5,498,219 21.65 to 20.93 158,837 1.76% 20.60% to 18.72% 2016............................. 0.75% to 2.30% 6,092,527 17.95 to 17.63 147,455 1.87% 10.78% to 9.05%
F-92 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Small(Cap Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 1.15% to 2.30% 681,934 47.08 to 25.84 29,159 0.00% 13.21% to 11.90% 2019.......................... 1.15% to 2.30% 749,847 41.59 to 23.09 28,349 0.00% 24.67% to 23.22% 2018.......................... 1.15% to 2.30% 859,762 33.36 to 18.74 26,186 0.00% (10.74)% to (11.79)% 2017.......................... 1.15% to 2.30% 1,018,621 37.37 to 21.24 34,982 0.00% 11.42% to 10.12% 2016.......................... 1.15% to 2.30% 1,184,299 33.54 to 19.29 36,669 0.00% 22.34% to 20.93% Total Return V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164 1.92% 5.65% to 3.30% 2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079 2.30% 14.94% to 5.06% 2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183 2.16% (7.05)% to (8.51)% 2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510 2.01% 14.71% to 12.93% 2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552 1.87% 5.55% to 3.91% Total Return V.I.S. Fund -- Class 3 Shares 2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050 1.61% 4.60% to 3.01% 2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614 1.98% 13.89% to 4.80% 2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141 1.79% (7.97)% to (9.00)% 2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662 1.63% 13.60% to 12.33% 2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174 1.52% 4.55% to 3.38% U.S. Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 1.95% 712,379 34.16 to 30.93 22,655 0.52% 21.72% to 20.25% 2019.......................... 0.75% to 1.85% 811,378 28.06 to 25.86 21,421 0.64% 30.78% to 29.33% 2018.......................... 0.75% to 1.85% 961,239 21.46 to 19.99 19,507 0.80% (4.13)% to (5.19)% 2017.......................... 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908 0.75% 19.02% to 17.70% 2016.......................... 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936 1.13% 8.49% to 7.29% The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 670,853 86.13 to 35.81 37,760 0.18% 65.11% to 64.37% 2019.......................... 1.15% to 1.60% 761,308 52.17 to 21.79 25,695 0.00% 25.97% to 25.40% 2018.......................... 1.15% to 1.60% 948,595 41.41 to 17.38 24,702 0.00% 1.02% to 0.57% 2017.......................... 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030 0.00% 26.99% to 26.42% 2016.......................... 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240 0.00% (1.97)% to (2.41)% Alger Small Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 504,148 57.85 to 41.87 25,158 1.04% 65.23% to 64.49% 2019.......................... 1.15% to 1.60% 597,545 35.01 to 25.45 18,057 0.00% 27.85% to 27.27% 2018.......................... 1.15% to 1.60% 721,107 27.39 to 20.00 17,042 0.00% 0.26% to (0.19)% 2017.......................... 1.15% to 1.60% 846,955 27.31 to 20.04 20,024 0.00% 27.26% to 26.68% 2016.......................... 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672 0.00% 5.02% to 4.55%
F-93 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares 2020............................ 1.45% to 2.70% 111,746 55.20 to 13.56 5,748 0.00% 28.52% to 26.89% 2019............................ 1.45% to 2.30% 134,065 42.95 to 24.21 5,309 0.00% 26.54% to 25.45% 2018............................ 1.45% to 2.30% 158,163 33.94 to 19.30 4,894 0.00% (7.10)% to (7.90)% 2017............................ 1.45% to 2.30% 184,615 36.54 to 20.95 6,143 0.00% 27.87% to 26.77% 2016............................ 1.45% to 2.30% 213,849 28.57 to 16.53 5,491 0.00% (0.23)% to (1.09)% Jennison Portfolio -- Class II Shares 2020............................ 1.45% to 2.30% 146,330 69.98 to 45.08 9,860 0.00% 53.32% to 52.00% 2019............................ 1.45% to 2.30% 130,384 45.65 to 29.66 5,678 0.00% 30.90% to 29.77% 2018............................ 1.45% to 2.30% 146,007 34.87 to 22.85 4,864 0.00% (2.62)% to (3.47)% 2017............................ 1.45% to 2.30% 163,659 35.81 to 23.67 5,576 0.00% 34.16% to 33.01% 2016............................ 1.45% to 2.30% 168,178 26.69 to 17.80 4,273 0.00% (2.72)% to (3.55)% Natural Resources Portfolio -- Class II Shares 2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161 0.00% 10.20% to 8.52% 2019............................ 1.45% to 2.95% 5,525,658 12.55 to 9.71 33,708 0.00% 8.66% to (5.94)% 2018............................ 1.45% to 2.55% 5,833,693 11.55 to 5.08 32,878 0.00% (19.61)% to (20.51)% 2017............................ 1.45% to 2.55% 4,833,745 14.37 to 6.39 34,397 0.00% (1.97)% to (3.06)% 2016............................ 1.45% to 2.55% 3,243,289 14.66 to 6.59 24,862 0.00% 23.02% to 21.65% SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares 2020............................ 1.55% to 1.55% 617 46.23 to 46.23 29 0.00% 44.63% to 44.63% 2019............................ 1.55% to 1.55% 618 31.96 to 31.96 20 0.00% 35.04% to 35.04% 2018............................ 1.55% to 1.55% 653 23.67 to 23.67 15 0.00% (9.60)% to (9.60)% 2017............................ 1.55% to 1.55% 671 26.18 to 26.18 18 0.00% 20.06% to 20.06% 2016............................ 1.55% to 1.55% 686 21.81 to 21.81 15 0.00% 2.21% to 2.21% Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 2020............................ 1.45% to 1.95% 82,022 48.56 to 46.04 3,956 0.00% 41.11% to 40.40% 2019............................ 1.45% to 1.95% 243,390 34.41 to 32.80 8,325 0.00% 35.06% to 34.37% 2018............................ 1.45% to 1.95% 272,196 25.48 to 24.41 6,896 0.00% (1.19)% to (1.69)% 2017............................ 1.45% to 1.95% 312,906 25.79 to 24.83 8,030 0.01% 32.65% to 31.98% 2016............................ 1.45% to 1.95% 121,717 19.44 to 18.81 2,358 0.00% (0.94)% to (1.44)%
-------- (1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded. (2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets. (3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include F-94 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return. (4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016. F-95 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (With Independent Auditors' Report Thereon) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Index to Statutory Financial Statements
Page ---- Independent Auditors' Report............................................... F-1 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.................................................................. F-3 Statutory Statements of Summary of Operations.............................. F-5 Statutory Statements of Changes in Capital and Surplus..................... F-6 Statutory Statements of Cash Flow.......................................... F-7 Notes to Statutory Financial Statements.................................... F-9
Independent Auditors' Report The Board of Directors Genworth Life and Annuity Insurance Company: We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements. Management's Responsibility for the Financial Statements Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors' Responsibility Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020. F-1 Opinion on Statutory Basis of Accounting In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1. Emphasis of Matter As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter. /s/ KPMG LLP Richmond, Virginia April 22, 2021 F-2 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Admitted Assets Cash and invested assets: Bonds..................... $11,457.0 $11,455.4 Preferred stocks -- nonaffiliates........... 21.3 39.0 Common stocks -- affiliates.............. 218.3 413.0 Common stocks -- nonaffiliates........... 32.1 23.0 Mortgage loans............ 1,717.3 1,812.3 Real estate............... 13.1 12.5 Contract loans............ 474.4 494.7 Cash, cash equivalents and short-term investments............. 242.9 227.9 Other invested assets..... 69.8 71.8 Receivable for securities.............. 10.5 3.2 Derivative assets......... 63.5 80.7 Securities lending reinvested collateral.............. 26.0 17.7 --------- --------- Total cash and invested assets..... 14,346.2 14,651.2 Amounts recoverable from reinsurers and funds held....................... 458.1 465.5 Deferred tax asset........... 111.0 127.9 Guaranty funds receivable.... 7.4 7.6 Premiums and accounts receivable................. 399.3 479.4 Investment income due and accrued................ 132.3 133.7 Other assets................. 12.3 18.0 Separate account assets...... 5,669.8 5,691.8 --------- --------- Total admitted assets.............. $21,136.4 $21,575.1 ========= =========
F-3 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -- Continued December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Liabilities and Capital and Surplus Liabilities Aggregate reserves -- life.................... $ 7,074.6 $ 6,901.9 Aggregate reserves -- annuity contracts....... 4,080.8 4,464.7 Aggregate reserves -- accident and health policies................ 0.8 1.0 Liability for deposit-type contracts............... 756.0 705.8 Liability for policy and contract claims..... 113.9 84.0 Policyholders dividends............... 0.3 0.3 Premiums and annuity considerations received in advance..... 5.8 6.5 Other amounts payable on reinsurance.......... 185.9 145.0 Interest maintenance reserve................. 36.5 34.0 Commissions payable....... 0.1 0.2 General expenses due or accrued.............. 2.0 1.2 Transfers to separate accounts due or accrued................. (6.1) (13.6) Taxes, licenses, and fees due or accrued..... 7.7 10.6 Current Federal income tax payable...... 38.2 47.8 Unearned investment income.................. 6.0 6.9 Amounts withheld or retained by company as agent or trustee..... 14.8 11.5 Remittances and items not allocated........... 22.4 21.5 Asset valuation reserve................. 109.6 112.8 Payable to parent, subsidiaries and affiliates.............. 10.6 7.3 Funds held under coinsurance and treaties with unauthorized reinsurers.............. 1,974.2 1,915.4 Reinsurance in unauthorized companies............... 0.5 -- Payable for securities lending...... 26.0 17.7 Payable for securities.... 4.9 16.4 Derivative liabilities.... 0.8 0.1 Payable for collateral received from derivatives counterparties.......... 8.5 15.8 Separate account liabilities............. 5,669.8 5,691.8 --------- --------- Total liabilities..... 20,144.6 20,206.6 --------- --------- Capital and surplus: Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)............ 25.6 25.6 Paid in surplus........... 1,456.7 1,456.7 Unassigned deficit........ (490.5) (113.8) --------- --------- Total capital and surplus............. 991.8 1,368.5 --------- --------- Total liabilities and capital and surplus............. $21,136.4 $21,575.1 ========= =========
See accompanying notes to statutory financial statements. F-4 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Summary of Operations Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Revenues: Premiums and annuity considerations.............. $ 175.2 $ (901.0) $ 6.4 Considerations for supplementary contracts with life contingencies............... 22.2 13.9 17.1 Net investment income......... 668.7 670.2 639.8 Amortization of interest maintenance reserve......... 1.0 -- -- Commissions and expense allowances on reinsurance ceded........ 123.2 1,404.4 274.2 Reserve adjustments on reinsurance ceded........ (83.9) (488.1) (11.4) Income from fees associated with investment management, administration, and contract guarantees from separate accounts.................... 97.3 105.2 116.2 Other income.................. 16.9 25.7 29.2 -------- -------- -------- Total revenues............ 1,020.6 830.3 1,071.5 -------- -------- -------- Benefits: Death benefits................ 368.4 323.1 400.2 Matured endowments............ 1.9 1.5 3.0 Annuity benefits.............. 367.3 385.0 402.5 Disability benefits and benefits under accident and health policies.................... 4.5 4.3 3.9 Surrender benefits and other fund withdrawals................. 826.1 612.8 701.7 Payments on supplementary contracts with life contingencies............... 15.2 14.1 13.4 Interest and adjustments on contracts or deposit-type contract funds.............. 24.7 26.2 25.4 Decrease in aggregate reserves -- life, annuity and accident and health......... (344.1) (633.3) (46.3) -------- -------- -------- Total benefits............ 1,264.0 733.7 1,503.8 -------- -------- -------- Expenses: Commissions................... 107.3 115.5 124.5 General insurance expenses.................... 131.3 133.3 137.4 Insurance taxes, licenses, and fees, excluding Federal income taxes................ 22.6 29.0 25.4 Net transfer from separate accounts........... (410.9) (470.8) (565.6) Other expenses................ 131.6 63.9 57.1 -------- -------- -------- Total expenses............ (18.1) (129.1) (221.2) -------- -------- -------- Total benefits and expenses............ 1,245.9 604.6 1,282.6 -------- -------- -------- Income (loss) before Federal income taxes and realized capital gains (losses), net........ (225.3) 225.7 (211.1) Federal income taxes............. (37.6) 38.5 (18.8) -------- -------- -------- Income (loss) before realized capital gains (losses)............. (187.7) 187.2 (192.3) Realized capital gains (losses), net.................. 5.6 (1.4) (17.2) -------- -------- -------- Net income (loss)............... $ (182.1) $ 185.8 $ (209.5) ======== ======== ========
See accompanying notes to statutory financial statements. F-5 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Changes in Capital and Surplus Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Common stock ------------- Paid in Unassigned Amount Shares surplus deficit Total ------ ------ -------- ---------- -------- Balances as of December 31, 2017...... $25.6 25,651 $1,456.7 $(193.5) $1,288.8 Net loss.............. -- -- -- (209.5) (209.5) Change in net unrealized capital gains and losses.... -- -- -- (138.7) (138.7) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- (0.5) (0.5) Change in net deferred income taxes............... -- -- -- 34.0 34.0 Change in nonadmitted assets.............. -- -- -- 13.1 13.1 Change in asset valuation reserve... -- -- -- 23.7 23.7 Change in surplus as a result of reinsurance......... -- -- -- 39.8 39.8 Special tax allocation agreement with Genworth............ -- -- -- 103.2 103.2 Balances as of December 31, 2018...... 25.6 25,651 1,456.7 (328.4) 1,153.9 ----- ------ -------- ------- -------- Net income............ -- -- -- 185.8 185.8 Change in net unrealized capital gains and losses.... -- -- -- 202.4 202.4 Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.8 0.8 Change in net deferred income taxes............... -- -- -- 14.3 14.3 Change in nonadmitted assets.............. -- -- -- (44.5) (44.5) Change in asset valuation reserve... -- -- -- (37.6) (37.6) Change in surplus as a result of reinsurance......... -- -- -- (113.0) (113.0) Special tax allocation agreement with Genworth............ -- -- -- (7.8) (7.8) Prior period correction - ceded premiums on term conversion policies (see Note 1(w))..... -- -- -- 14.2 14.2 ----- ------ -------- ------- -------- Balances as of December 31, 2019...... 25.6 25,651 1,456.7 (113.8) 1,368.5 Net loss.............. -- -- -- (182.1) (182.1) Change in net unrealized capital gains and losses.... -- -- -- (35.3) (35.3) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.6 0.6 Change in net deferred income taxes............... -- -- -- 42.7 42.7 Change in nonadmitted assets.............. -- -- -- (75.6) (75.6) Change in liability for reinsurance in unauthorized companies........... -- -- -- (0.5) (0.5) Change in reserve on account of change in valuation basis.. -- -- -- (96.0) (96.0) Change in asset valuation reserve... -- -- -- 3.2 3.2 Change in surplus as a result of reinsurance......... -- -- -- (29.4) (29.4) Special tax allocation agreement with Genworth............ -- -- -- (4.3) (4.3) Prior period correction - Investment in Jamestown (see Note 1(v))............... -- -- -- 29.0 29.0 Prior period correction - Jamestown ceded reserves coinsurance quota share, net of deferred tax of $ 7.7 (see Note 1(v)). -- -- -- (29.0) (29.0) ----- ------ -------- ------- -------- Balances as of December 31, 2020...... $25.6 25,651 $1,456.7 $(490.5) $ 991.8 ===== ====== ======== ======= ========
See accompanying notes to statutory financial statements. F-6 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Cash flow from operations: Premiums collected net of reinsurance.................. $ 209.7 $ 318.0 $ 30.6 Net investment income................. 645.3 645.8 619.0 Miscellaneous income.................. 124.0 129.4 448.2 -------- -------- -------- Total cash provided from revenues................ 979.0 1,093.2 1,097.8 -------- -------- -------- Benefit and loss related payments.................... 1,417.0 1,248.5 1,445.1 Net transfers from separate, segregated accounts, and protected cell accounts............................ (418.3) (471.4) (586.3) Commissions, expenses paid, and aggregate write-ins for deductions.......................... 258.4 272.3 283.3 Federal income taxes paid, net of capital gains (losses)............................ (19.0) (29.2) 6.3 -------- -------- -------- Total cash applied to benefits and general and other expenses..................... 1,238.1 1,020.2 1,148.4 -------- -------- -------- Net cash provided by (applied to) operations............... (259.1) 73.0 (50.6) -------- -------- -------- Cash flow from investments: Proceeds from investments sold, matured, or repaid: Bonds............................. 1,162.6 1,068.3 1,614.4 Stocks............................ 37.1 30.8 0.6 Mortgage loans.................... 193.9 146.2 210.9 Real estate....................... -- -- 0.2 Other invested assets.......................... 0.7 13.4 7.7 Miscellaneous proceeds........................ 21.2 23.4 49.9 -------- -------- -------- Total investment proceeds..................... 1,415.5 1,282.1 1,883.7 -------- -------- -------- Cost of investments acquired: Bonds............................. 960.1 1,085.4 1,663.3 Stocks............................ 11.8 46.7 8.5 Mortgage loans.................... 98.9 91.4 302.9 Real estate....................... 1.2 0.9 1.9 Other invested assets.......................... -- 0.5 0.1 Miscellaneous applications.................... 27.1 56.1 2.5 -------- -------- -------- Total investments acquired..................... 1,099.1 1,281.0 1,979.2 Net decrease in contract loans and premium notes....................... (22.3) (13.2) (15.9) -------- -------- -------- Net cash provided by (applied to) investments.............. 338.7 14.3 (79.6) -------- -------- -------- Cash flow from financing and miscellaneous sources: Cash provided (applied): Net deposits on deposit-type contracts and other insurance liabilities..................... (63.8) (195.7) 0.2 Other cash provided (applied)....................... (0.8) 29.1 77.2 -------- -------- -------- Net cash provided by (applied to) financing and miscellaneous sources.................. (64.6) (166.6) 77.4 -------- -------- -------- Net change in cash, cash equivalents and short-term investments................. 15.0 (79.3) (52.8) Cash, cash equivalents and short-term investments: Beginning of year..................... 227.9 307.2 360.0 -------- -------- -------- End of year........................... $ 242.9 $ 227.9 $ 307.2 ======== ======== ========
F-7 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow -- Continued Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 ------- --------- ------- Supplemental information: Interest capitalization -- net investment income............... $ (10.4) $ (11.3) $ (14.3) Interest capitalization -- bond purchases....... (10.4) (11.3) (14.3) Securities exchanged -- bond proceeds..... (150.4) (198.1) (143.2) Securities exchanged -- bond purchases.... (150.4) (198.1) (143.2) Tax sharing agreement transfer of taxes payable -- taxes paid................. (3.7) (0.7) (3.9) Tax sharing agreement transfer of taxes payable -- stock proceeds............. (19.8) (73.7) (231.0) Tax sharing agreement transfer of taxes payable -- stock purchases............ (19.2) (65.2) (330.3) Tax sharing agreement transfer of taxes payable -- special tax allocation agreement............ 4.3 7.8 (103.2) Transfer of securities from affiliate as return of capital -- stock proceeds............. (182.1) -- -- Transfer of securities from affiliate as return of capital -- bond purchases............ (179.8) -- -- Transfer of securities from affiliate as return of capital -- other invested asset purchases............ (0.6) -- -- Transfer of securities from affiliate as return of capital -- net investment income.... (1.7) -- -- Reinsurance treaties -- premiums.......... -- 1,192.5 -- Reinsurance treaties -- commissions ceded. -- (1,196.2) -- Reinsurance treaties -- benefits.......... -- 391.4 -- Reinsurance treaties -- bond purchases.... -- (82.9) -- Reinsurance treaties -- funds withheld adjustment........... -- (470.6) -- Rivermont account value adjustment -- benefits and loss related payments..... -- -- (27.5) Rivermont account value adjustment -- stock purchases...... -- -- (27.5)
See accompanying notes to statutory financial statements. F-8 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies (a) Corporate Structure Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth"). The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:
2020 ----- Jamestown Life Insurance Company ("JLIC").............. 100.0% River Lake Insurance Company VI ("RLIC VI")............ 100.0 River Lake Insurance Company VII ("RLIC VII").......... 100.0 River Lake Insurance Company VIII ("RLIC VIII")........ 100.0 River Lake Insurance Company X ("RLIC X").............. 100.0 GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0 Newco Properties, Inc. ("Newco")....................... 100.0 Assigned Settlement Inc. ("ASI")....................... 100.0 Genworth Life Insurance Company of New York ("GLICNY"). 34.5
As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted. The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020. On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. (b) Nature of Business The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business. F-9 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms. (c) COVID-19 COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products. The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19. The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim. The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business. While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business. (d) Basis of Presentation The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. F-10 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b). The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation. (e) Differences Between SAP and U.S. GAAP The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include: . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively. . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses. . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss). . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss). . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons. . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative. F-11 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP. . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period. . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits. . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits. . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss. . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax F-12 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP. . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations. . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income. (f) Recognition of Revenue and Related Expenses Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred. (g) Investments Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid. Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value. Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the F-13 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value. For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value. In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain. Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates. Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms. GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded. Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss). Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and F-14 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus. The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost. Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR. (h) Fair Value Measurements The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories: . Level 1 -- Quoted prices for identical instruments in active markets. . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. . Level 3 -- Instruments whose significant value drivers are unobservable. Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments. Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data. F-15 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2. The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above. (i) Investment Income Due and Accrued Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero. (j) Nonadmitted Assets Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus. (k) Aggregate Reserves and Liability for Deposit-Type Contracts Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change. F-16 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. (l) Liability for Policy and Contract Claims The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided. (m) Interest Maintenance Reserve IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called. (n) Asset Valuation Reserve AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC. (o) Federal Income Taxes The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts. (p) Reinsurance Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. F-17 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions to the related reserves. (q) Guaranty Association Assessments The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b). (r) Electronic Data Processing ("EDP") Equipment and Software EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software. (s) Derivative Instruments Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination. F-18 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (t) Experience Refunds Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. (u) Going Concern The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued. (v) Accounting Changes In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis. In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3. In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13. (w) Correction of Error During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3. F-19 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (2)Investments (a) Bonds and Preferred and Common Stocks As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:
2020 -------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value ---------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 513.0 $ 241.8 $ -- $ -- $-- $ 754.8 All other governments. 149.2 29.3 -- (0.4) -- 178.1 States, territories, and possessions..... 141.4 39.0 -- -- -- 180.4 Special revenue and special assessment obligations......... 423.5 94.0 -- -- -- 517.5 Industrial and miscellaneous....... 8,045.7 1,582.3 -- (7.6) -- 9,620.4 Residential mortgage-backed..... 614.3 72.8 0.6 -- -- 687.7 Commercial mortgage-backed..... 803.7 61.5 -- (2.0) -- 863.2 Other asset-backed and structured securities.......... 701.8 11.1 -- (1.1) -- 711.8 Hybrids............... 64.4 12.5 -- -- -- 76.9 ---------- -------- ---- ------ --- --------- Total bonds....... 11,457.0 2,144.3 0.6 (11.1) -- 13,590.8 Preferred and common stocks -- nonaffiliates 53.4 1.4 1.0 (0.1) -- 55.7 ---------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $ 11,510.4 $2,145.7 $1.6 $(11.2) $-- $13,646.5 ========== ======== ==== ====== === =========
2019 ------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value --------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 545.7 $ 143.4 $ -- $ -- $-- $ 689.1 All other governments. 108.3 20.4 -- -- -- 128.7 States, territories, and possessions..... 140.8 24.7 -- -- -- 165.5 Special revenue and special assessment obligations......... 389.9 66.0 -- (0.2) -- 455.7 Industrial and miscellaneous....... 7,830.4 957.5 -- (5.5) -- 8,782.4 Residential mortgage-backed..... 735.7 70.9 0.5 (0.3) -- 806.8 Commercial mortgage-backed..... 837.3 36.9 -- (1.7) -- 872.5 Other asset-backed and structured securities.......... 801.6 7.4 -- (2.0) -- 807.0 Hybrids............... 65.7 8.8 -- -- -- 74.5 --------- -------- ---- ------ --- --------- Total bonds....... 11,455.4 1,336.0 0.5 (9.7) -- 12,782.2 Preferred and common stocks -- nonaffiliates 62.0 1.8 -- (0.4) -- 63.4 --------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $11,517.4 $1,337.8 $0.5 $(10.1) $-- $12,845.6 ========= ======== ==== ====== === =========
F-20 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019. As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:
2020 ------------------------- Carrying value Fair value -------------- ---------- Due in one year or less.................. $ 258.0 $ 262.4 Due after one year through five years.... 1,637.9 1,774.7 Due after five years through ten years... 1,592.7 1,815.5 Due after ten years...................... 5,848.6 7,475.5 --------- --------- Subtotals............................. 9,337.2 11,328.1 Residential mortgage-backed.............. 614.3 687.7 Commercial mortgage-backed............... 803.7 863.2 Other asset-backed structured securities. 701.8 711.8 --------- --------- Totals................................ $11,457.0 $13,590.8 ========= =========
Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region. As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019. F-21 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.
2020 2019 --------------------- --------------------- Carrying value Percent Carrying value Percent -------------- ------- -------------- ------- Class 1 -- highest quality.... $ 5,883.2 51.3% $ 6,234.2 54.4% Class 2 -- high quality....... 4,970.3 43.4 4,826.1 42.1 Class 3 -- medium quality..... 591.3 5.2 366.5 3.2 Class 4 -- low quality........ 12.0 0.1 28.4 0.3 Class 5 -- lower quality...... -- -- -- -- Class 6 -- in or near default. 0.2 -- 0.2 -- --------- ----- --------- ----- Totals..................... $11,457.0 100.0% $11,455.4 100.0% ========= ===== ========= =====
Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default). There were no bonds in default as of December 31, 2020 and 2019. (b) Common Stocks of Affiliates The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:
GLICNY JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/ - -------- ------ --------- --------- ---------- ----------- ------- -------- 2020 Total admitted assets.... $7,656.4 $135.6 $ -- $1,369.2 $120.5 $341.6 $ -- $302.5 Total liabilities........ 7,436.9 35.9 -- 1,334.2 103.1 305.5 -- 285.1 Total capital and surplus 219.5 99.7 -- 35.0 17.4 36.1 -- 17.4 Net income (loss)........ (50.2) (0.8) -- 1.6 6.6 3.2 -- (2.6) 2019 Total admitted assets.... $7,604.8 $131.2 $514.6 $1,376.7 $143.4 $341.0 $ 0.3 $275.6 Total liabilities........ 7,288.1 67.4 0.7 1,313.8 129.9 306.1 -- 255.2 Total capital and surplus 316.7 63.8 513.9 62.9 13.5 34.9 0.3 20.4 Net income (loss)........ 82.0 2.7 386.0 (347.1) 6.0 5.4 (9.3) (5.2) 2018 Total admitted assets.... $7,664.4 $128.3 $606.8 $ 270.0 $156.7 $333.6 $255.7 $246.6 Total liabilities........ 7,430.6 67.7 486.5 252.6 141.7 302.9 241.7 227.3 Total capital and surplus 233.8 60.6 120.3 17.4 15.0 30.7 14.0 19.3 Net income (loss)........ (56.0) 4.9 (1.3) 547.9 (0.7) (2.8) 528.8 447.8
-------- /1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / / /2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds. F-22 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020. During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020. Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice. Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See Note 8. Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice. Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year. As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted. (c) Mortgage Loans As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019. The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization. F-23 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Property type value total value total ------------- -------- ---------- -------- ---------- Retail..................... $ 602.6 35.1% $ 643.2 35.5% Industrial................. 506.1 29.5 533.5 29.4 Office..................... 411.0 23.9 437.5 24.1 Mixed use.................. 80.9 4.7 72.1 4.0 Apartments................. 75.6 4.4 92.8 5.1 Other...................... 41.1 2.4 33.2 1.9 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Geographic region value total value total ----------------- -------- ---------- -------- ---------- South Atlantic............. $ 435.3 25.3% $ 467.6 25.8% Pacific.................... 408.7 23.8 435.8 24.1 Middle Atlantic............ 193.6 11.3 209.0 11.5 West North Central......... 169.3 9.9 170.3 9.4 East North Central......... 141.2 8.2 147.4 8.1 Mountain................... 134.0 7.8 137.9 7.6 West South Central......... 99.9 5.8 100.2 5.5 East South Central......... 73.4 4.3 80.5 4.5 New England................ 61.9 3.6 63.6 3.5 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019. The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:
2020 2019 -------------------------- -------------------------- Commercial Commercial -------------------------- -------------------------- Insured All Other Total Insured All Other Total ------- --------- -------- ------- --------- -------- Recorded investment (All) Current (less than 30 days past due)...... $ -- $1,717.3 $1,717.3 $ -- $1,812.3 $1,812.3 Interest reduced Recorded investment... $ -- $ 2.5 $ 2.5 $ -- $ -- $ -- Number of loans....... -- 1 1 -- -- -- Percent reduced....... -- % 2.0% 2.0% -- % -- % -- % Participant or co-lender in a mortgage loan agreement Recorded investment... $ -- $ -- $ -- $ -- $ 29.0 $ 29.0
As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans. During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings. F-24 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio. The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:
2020 Average loan-to-value/(1)/ ------------------------------------------------------- Greater Property type 0%-50% 51%-60% 61%-75% 76%-100% than 100% Total ------------- ------ ------- ------- -------- --------- -------- Retail.................................. $242.4 $173.0 $180.6 $6.6 $-- $ 602.6 Industrial.............................. 278.2 142.5 85.4 -- -- 506.1 Office.................................. 123.3 178.7 106.6 2.4 -- 411.0 Mixed use............................... 24.3 16.6 40.0 -- -- 80.9 Apartments.............................. 42.6 14.8 18.2 -- -- 75.6 Other................................... 8.3 4.0 28.8 -- -- 41.1 ------ ------ ------ ---- --- -------- Total................................ $719.1 $529.6 $459.6 $9.0 $-- $1,717.3 ====== ====== ====== ==== === ======== Percent of total........................ 41.9% 30.8% 26.8% 0.5% --% 100.0% ====== ====== ====== ==== === ======== Weighted-average debt service coverage ratio/(2) /........................... 2.3 1.8 1.6 1.5 -- 2.0 ====== ====== ====== ==== === ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-25 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Average loan-to-value/(1)/ ------------------------------------------------------ Greater than Property type 0%-50% 51%-60% 61%-75% 76%-100% 100% Total ------------- ------ ------- ------- -------- ------------ -------- Retail................... $270.6 $141.4 $231.2 $ -- $ -- $ 643.2 Industrial............... 240.8 145.2 147.5 -- -- 533.5 Office................... 162.2 103.8 171.5 -- -- 437.5 Apartments............... 41.3 28.4 23.1 -- -- 92.8 Mixed use................ 24.6 17.4 30.1 -- -- 72.1 Other.................... 18.9 -- 14.3 -- -- 33.2 ------ ------ ------ ---- ---- -------- Total................. $758.4 $436.2 $617.7 $ -- $ -- $1,812.3 ====== ====== ====== ==== ==== ======== Percent of total......... 41.8% 24.1% 34.1% -- % -- % 100.0% ====== ====== ====== ==== ==== ======== Weighted-average debt service coverage ratio/(2) /............ 2.2 1.8 1.6 -- -- 1.9 ====== ====== ====== ==== ==== ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:
2020 Debt service coverage ratio -- fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $ 6.6 $34.5 $117.4 $244.2 $199.9 $ 602.6 Industrial............... 2.3 8.8 49.7 200.5 244.8 506.1 Office................... 8.4 17.8 17.3 242.2 125.3 411.0 Mixed use................ 0.9 -- 9.2 35.9 34.9 80.9 Apartments............... 0.9 -- 31.6 23.5 19.6 75.6 Other.................... 10.9 15.6 -- 10.8 3.8 41.1 ----- ----- ------ ------ ------ -------- Total................. $30.0 $76.7 $225.2 $757.1 $628.3 $1,717.3 ===== ===== ====== ====== ====== ======== Percent of total......... 1.7% 4.5% 13.1% 44.1% 36.6% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 51.7% 58.7% 58.8% 56.8% 42.6% 51.9% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-26 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Debt service coverage ratio - fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $13.1 $38.4 $136.3 $270.6 $184.8 $ 643.2 Industrial............... 9.5 23.7 69.7 174.8 255.8 533.5 Office................... 22.5 16.9 18.2 248.7 131.2 437.5 Apartments............... -- 15.4 23.8 11.2 42.4 92.8 Mixed use................ 1.9 -- 9.1 32.7 28.4 72.1 Other.................... 14.5 1.0 2.4 8.8 6.5 33.2 ----- ----- ------ ------ ------ -------- Total................. $61.5 $95.4 $259.5 $746.8 $649.1 $1,812.3 ===== ===== ====== ====== ====== ======== Percent of total......... 3.4% 5.3% 14.3% 41.2% 35.8% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 63.2% 63.6% 59.8% 56.8% 42.0% 52.5% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans. Low Income Housing Tax Credit The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:
Required holding Fund name Remaining years period --------- --------------- ---------------- Alliant EWA Villages II Hawaii, LLC.. 4 15 Centerline Georgia Investor VII, LLC. 2 15
The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:
Fund name State 2020 2019 2018 --------- -------- ---- ---- ---- Alliant EWA Villages II Hawaii, LLC.. Hawaii $0.2 $0.2 $0.2 Centerline Georgia Investor VII, LLC. Georgia -- -- 0.2 CCL Missouri Investor III, LLC....... Missouri -- -- 0.1 CCL Missouri Investor V, LLC......... Missouri -- -- 0.1 Savannah Tax Credit Fund, LLC........ Georgia -- -- 0.1 ---- ---- ---- Total................................ $0.2 $0.2 $0.7 ==== ==== ====
F-27 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The balance of the investment recognized was as follows:
Fund name 2020 2019 --------- ---- ---- Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5
As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews. As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets. The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:
Amount of impairment -------------------- Description 2020 2019 2018 ----------- ---- ---- ---- Macquarie Infrastructures Partners A and B. $-- $2.0 $ -- Alinda Infrastructure Fund I, L.P.......... -- -- 0.1
The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses. (d) Derivative Instruments The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option. Counterparty Risk The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral. F-28 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively. The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:
2020 2019 ----------------------- ----------------------- Carrying Fair Notional Carrying Fair Notional Derivative type value value value value value value --------------- -------- ----- -------- -------- ----- -------- Financial futures........ $ -- $ -- $ 950.1 $ -- $ -- $1,016.1 Cross currency swaps..... (0.8) 0.3 19.7 (0.1) 0.8 19.7 Equity index options..... 62.7 62.7 2,000.8 80.7 80.7 2,451.0 ----- ----- -------- ----- ----- -------- Totals................ $61.9 $63.0 $2,970.6 $80.6 $81.5 $3,486.8 ===== ===== ======== ===== ===== ========
The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately. The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018. The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting. For derivatives accounted for as cash flow hedges of a forecasted transaction: 1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and 2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date. The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively. The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract. F-29 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions. (e) Net Investment Income For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:
2020 2019 2018 ------ ------ ------ Bonds............................ $551.5 $540.5 $529.4 Preferred and common stocks...... 3.1 4.2 3.8 Mortgage loans................... 85.2 88.2 87.6 Contract loans................... 34.4 32.7 27.2 Short-term investments........... 2.7 7.9 5.0 Real estate...................... 3.6 3.6 3.3 Other invested assets............ 5.8 10.3 6.5 Derivative instruments........... 0.3 0.3 (5.7) Other............................ 0.1 0.4 0.4 ------ ------ ------ Gross investment income....... 686.7 688.1 657.5 Investment and interest expenses. (18.0) (17.9) (17.7) ------ ------ ------ Net investment income......... $668.7 $670.2 $639.8 ====== ====== ======
The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 2018 ---------------- ---------------- ---------------- General Separate General Separate General Separate account account account account account account ------- -------- ------- -------- ------- -------- (1) Number of CUSIPS...................... 32 -- 31 -- 22 -- (2) Aggregate amount of investment income. $ 16.2 $-- $ 6.2 $-- $ 2.9 $--
F-30 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:
2020 2019 2018 -------- -------- -------- Proceeds from sales, maturities or other redemptions of bonds. $1,162.6 $1,068.3 $1,614.4 ======== ======== ======== Gross realized capital: Gains on sales............................................. $ 307.7 $ 162.0 $ 121.8 Losses on sales............................................ (291.1) (151.7) (152.2) -------- -------- -------- Net realized gains (losses) on sales................... 16.6 10.3 (30.4) Impairment losses............................................. (2.2) (2.0) (0.1) -------- -------- -------- Subtotal............................................... 14.4 8.3 (30.5) Federal income tax (provision) benefit........................ (5.2) (5.7) 1.6 Transfers to IMR, net of tax.................................. (3.6) (4.0) 11.7 -------- -------- -------- Realized capital gains (losses), net................... $ 5.6 $ (1.4) $ (17.2) ======== ======== ========
(f) Impairment of Investment Securities The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period. The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists: . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected; . The Company intends to sell a security; or . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment. As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI. As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model. For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value. F-31 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:
2020 ----------------------------------------------------------------- Less Than 12 Months 12 Months or More -------------------------------- -------------------------------- Gross Gross unrealized Number of unrealized Number of Description of securities Fair value losses securities Fair value losses securities ------------------------- ---------- ---------- ---------- ---------- ---------- ---------- Fixed maturity securities: All other governments..... $ 17.6 $ (0.4) 3 $ -- $ -- -- Industrial and miscellaneous........... 140.0 (7.3) 27 4.0 (0.3) 2 Residential mortgage-backed......... 0.5 -- 2 -- -- -- Commercial mortgage-backed......... 70.7 (2.0) 12 -- -- -- Other asset-backed and structured securities.............. 54.9 (0.8) 14 40.1 (0.3) 10 ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == % below cost -- fixed maturity securities: (less than)20% below cost.................... $277.9 $ (7.4) 56 $44.1 $(0.6) 12 20-50% below cost......... 5.8 (3.1) 2 -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- % below cost -- equity securities: (less than)20% below cost.................... 6.7 (0.1) 1 -- -- -- 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == Investment grade -- fixed maturity securities................. $247.7 $ (5.5) 47 $42.2 $(0.5) 11 Below investment grade -- fixed maturity securities................. 36.0 (5.0) 11 1.9 (0.1) 1 Investment grade -- equity securities.......... 6.7 (0.1) 1 -- -- -- Below investment grade -- equity securities....... -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== ==
For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost. F-32 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:
2019 --------------------------------------------------------- Less Than 12 Months 12 Months or More ---------------------------- ---------------------------- Gross Gross Fair unrealized Number of Fair unrealized Number of Description of securities value losses securities value losses securities ------------------------- ------ ---------- ---------- ------ ---------- ---------- Fixed maturity securities: Special revenue and special assessment obligations............. $ 18.3 $(0.2) $ 5 $ -- $ -- $-- Industrial and miscellaneous........... 56.9 (0.9) 17 122.0 (4.7) 18 Residential mortgage-backed......... 9.1 (0.1) 4 12.0 (0.2) 3 Commercial mortgage-backed......... 93.0 (1.6) 16 6.2 (0.1) 2 Other asset-backed and structured securities.............. 136.5 (0.4) 25 103.0 (1.5) 24 ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === % below cost -- fixed maturity securities: (less than)20% below cost.................... $313.8 $(3.2) 67 $243.2 $(6.5) 47 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- % below cost -- equity securities: (less than)20% below cost.................... -- -- -- 9.6 (0.4) 1 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === Investment grade -- fixed maturity securities................. $305.1 $(3.0) 64 $210.9 $(4.9) 41 Below investment grade -- fixed maturity securities................. 8.7 (0.2) 3 32.3 (1.6) 6 Investment grade -- equity securities.......... -- -- -- -- -- -- Below investment grade -- equity securities....... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== ===
(g) Sub-prime Mortgage Related Risk Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history. F-33 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans. The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk. The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:
2020 ---------------------------------------------- Book adjusted OTTI losses carrying value Fair recognized to Description Actual cost ("BACV") value date ----------- ----------- -------------- ----- ------------- Structured Securities. $5.3 $5.3 $5.9 $0.5
The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020. (h) Securities Lending Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts. As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively. (i) Assets Pledged as Collateral As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements. The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:
Amortized cost -------------- Aggregate amount cash collateral received 2020 2019 ----------------------------------------- ----- ----- Open............................................................................ $ -- $ -- 30 days or less................................................................. 26.0 17.7 31 to 60 days................................................................... -- -- 61 to 90 days................................................................... -- -- Greater than 90 days............................................................ -- -- Subtotal..................................................................... 26.0 17.7 ----- ----- Securities received............................................................. -- -- ----- ----- Total collateral received.................................................... $26.0 $17.7 ===== ===== The aggregate fair value of all securities acquired from the sale, trade or use of the accepted collateral (reinvested collateral)............................ $26.0 $17.7 ===== =====
F-34 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:
2020 2019 ------------------------- ------------------------- Securities lending Amortized cost Fair value Amortized cost Fair value ------------------ -------------- ---------- -------------- ---------- Open........................... $ -- $ -- $ -- $ -- 30 days or less................ 26.0 26.0 17.7 17.7 31 to 60 days.................. -- -- -- -- 61 to 90 days.................. -- -- -- -- 91 to 120 days................. -- -- -- -- 121 to 180 days................ -- -- -- -- 181 to 365 days................ -- -- -- -- Greater than 365 days.......... -- -- -- -- ----- ----- ----- ----- Subtotal.................... 26.0 26.0 17.7 17.7 Securities received............ -- -- -- -- ----- ----- ----- ----- Total collateral reinvested. $26.0 $26.0 $17.7 $17.7 ===== ===== ===== =====
The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions. (j) Restricted Assets The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:
Gross (admitted and nonadmitted) restricted Percentage ------------------------------------------------ ----------------------- 2020 ---------------------------- Gross Total (admitted Admitted separate Total and restricted Total account Total 2020 nonadmitted) to total general restricted from Increase/ admitted restricted to admitted Restricted asset category account assets Total 2019 (decrease) restricted total assets assets ------------------------- -------- ---------- -------- -------- ---------- ---------- ------------- ---------- Collateral held under securities lending agreements................. $ 26.0 $-- $ 26.0 $ 17.7 $ 8.3 $ 26.0 0.1% 0.1% Federal Home Loan Bank ("FHLB") capital stock..... 26.5 -- 26.5 23.0 3.5 26.5 0.1 0.1 On deposit with states....... 7.7 -- 7.7 7.7 -- 7.7 -- -- Pledged as collateral: Derivatives............... 83.5 -- 83.5 80.5 3.0 83.5 0.4 0.4 Reinsurance trust......... 1,101.7 -- 1,101.7 1,062.8 38.9 1,101.7 5.1 5.2 FHLB agreements........... 438.8 -- 438.8 220.0 218.8 438.8 2.0 2.1 -------- --- -------- -------- ------ -------- --- --- Total restricted assets.............. $1,684.2 $-- $1,684.2 $1,411.7 $272.5 $1,684.2 7.7% 7.9% ======== === ======== ======== ====== ======== === ===
F-35 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company held no other restricted assets. Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:
2020 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted) assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h. Schedule DL, Part 1.............................. 23.3 25.4 0.1 0.2 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3 $25.4 0.1% 0.2% ===== ===== === ===
2020 ----------------------------------------------------------------------------- % of liability to Amount total liabilities ------ ----------------- k. Recognized obligation to return collateral asset. $26.0 0.2%
2019 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted)* assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h.Schedule DL, Part 1............................... 16.2 17.1 0.1 0.1 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2 $17.1 0.1% 0.1% ===== ===== === ===
F-36 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ---------------------------------------------------------------------------------- % of liability to total Description Amount liabilities ----------- ------ ----------------------- k.Recognized obligation to return collateral asset. $17.7 0.1%
(k) Working Capital Finance Investments As of December 31, 2020 and 2019, the Company had no working capital finance investments. (l) Offsetting and Netting of Assets and Liabilities The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019. (m) 5GI Securities The table below presents 5GI securities held as of December 31, 2020 and 2019:
Number of 5GI Aggregate fair Securities Aggregate BACV value - ------------- -------------- -------------- Investments 2020 2019 2020 2019 2020 2019 ----------- ---- ---- ---- ---- ---- ---- (1) Bonds - AC........... $-- -- $ -- $ -- $ -- $ -- (2) LB&SS - AC........... -- 1 -- -- -- -- (3) Preferred Stock - AC. -- -- -- -- -- -- (4) Preferred Stock - FV. 1 1 0.5 0.5 0.5 0.5 --- -- ---- ---- ---- ---- (5) Total (1+2+3+4)...... 1 2 $0.5 $0.5 $0.5 $0.5 === == ==== ==== ==== ====
AC - Amortized cost FV - Fair value (n) Short Sales The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018. (3)Aggregate Reserves As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:
2020 2019 ---------------- ---------------- Interest Interest Line of business Amount rates Amount rates ---------------- -------- -------- -------- -------- Individual life: Traditional.................. $ 560.1 4.2% $ 633.2 4.2% Universal.................... 5,223.0 4.4% 5,199.5 4.4% Supplementary contracts with life contingencies.............. 98.0 3.9% 90.7 4.3% -------- -------- Total individual life................ 5,881.1 5,923.4 -------- -------- Group life...................... 17.5 4.5% 18.9 4.5% -------- -------- Total life............ 5,898.6 5,942.3 -------- --------
F-37 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 ----------------- ----------------- Interest Interest Line of business Amount rates Amount rates ---------------- --------- -------- --------- -------- Annuities: Individual annuities: Immediate..................................................................... $ 1,125.5 5.9% $ 1,219.6 5.9% Deferred...................................................................... 2,164.8 4.1% 2,598.4 4.1% Variable...................................................................... 64.4 3.0% 64.0 4.0% --------- --------- Total individual annuities................................................................ 3,354.7 3,882.0 --------- --------- Group annuities: Other group annuities................................................................... 35.5 6.4% 39.1 6.4% --------- --------- Total annuities............................................................ 3,390.2 3,921.1 --------- --------- Accidental death benefits............................................................ 0.6 3.0% 0.6 3.0% Disability: Active lives...................................................................... 10.2 4.3% 11.6 4.3% Disabled lives.................................................................... 75.3 3.4% 73.5 3.4% --------- --------- Total disability............................................................... 85.5 85.1 --------- --------- Other reserves....................................................................... 1,780.5 4.1% 1,417.5 4.1% Accident and health: Individual........................................................................ 0.8 3.5% 1.0 3.5% --------- --------- Total accident and health............................................................... 0.8 1.0 --------- --------- Total life, annuities, and accident and health aggregate reserves........ 11,156.2 11,367.6 --------- --------- Deposit-type funds: Supplementary contracts without life contingencies.............................................................. 390.4 2.6% 403.8 2.7% Other deposit-type funds........................................................................... 365.6 2.5% 302.0 3.6% --------- --------- Total deposit-type funds.................................................................... 756.0 705.8 --------- --------- Total aggregate reserves and deposit-type funds.................................................................... $11,912.2 $12,073.4 ========= =========
Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, a-2012, or a-2000 mortality tables. As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019. Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve. F-38 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process. The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process. As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts. The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions. Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract. As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:
2020 --------------------------------------------------- Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total A. Individual annuities: -------- ---------- ------------- --------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $1,831.1 $12.5 $ -- $ 1,843.6 13.4% b. At book value less current surrender charge of 5% or more....... 42.4 -- -- 42.4 0.3 c. At fair value...... -- -- 5,279.3 5,279.3 38.3 -------- ----- -------- --------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 1,873.5 12.5 5,279.3 7,165.3 52.0 e. At book value without adjustment (minimal or no charge or adjustment)......... 838.0 -- -- 838.0 6.1 (2) Not subject to discretionary withdrawal.............. 5,760.0 -- 18.3 5,778.3 41.9 -------- ----- -------- --------- ----- (3) Total (gross: direct + assumed)....... 8,471.5 12.5 5,297.6 13,781.6 100.0% ===== (4) Reinsurance ceded.... 5,018.8 -- -- 5,018.8 -------- ----- -------- --------- (5) Total net (3) - (4).. $3,452.7 $12.5 $5,297.6 $ 8,762.8 ======== ===== ======== ========= (6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:......... $ 22.2 $ -- $ -- $ 22.2 -------- ----- -------- ---------
F-39 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total B. Group annuities: -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ 0.6 $ -- $ -- $ 0.6 0.6% b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At fair value...... -- -- 59.6 59.6 62.8 -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 0.6 -- 59.6 60.2 63.4 e. At book value without adjustment (minimal or no charge or adjustment)......... 0.9 -- -- 0.9 0.9 (2) Not subject to discretionary withdrawal.............. 34.0 -- -- 34.0 35.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 35.5 -- 59.6 95.1 100.0% ===== (4) Reinsurance ceded.... -- -- -- -- -------- ---- ----- -------- (5) Total net (3) - (4).. $ 35.5 $ -- $59.6 $ 95.1 ======== ==== ===== ======== (6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- -------- Separate accounts Separate C. Deposit-type General with accounts Percent contracts (no life account guarantees nonguaranteed Total of total contingencies): -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ -- $ -- $ -- $ -- -- % b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At f4air value..... -- -- -- -- -- -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. -- -- -- -- -- e. At book value without adjustment (minimal or no charge or adjustment)......... 344.4 -- -- 344.4 26.3 (2) Not subject to discretionary withdrawal.............. 966.7 -- -- 966.7 73.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 1,311.1 -- -- 1,311.1 100.0% ===== (4) Reinsurance ceded.... 555.1 -- -- 555.1 -------- ---- ----- -------- (5) Total net (3) - (4).. $ 756.0 $ -- $ -- $ 756.0 ======== ==== ===== ======== (6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- --------
F-40 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:
Account value Cash value Reserve ------------- ---------- --------- A. General account (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ 155.9 $ 223.6 b. Universal life.......................................... 1,736.8 1,720.0 2,055.7 c. Universal life with secondary guarantees................ 2,528.0 2,327.0 5,911.2 d. Indexed universal life.................................. 36.3 27.0 33.7 e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 10.8 10.8 11.1 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX 8,145.4 b. Accidental death benefits............................... XXX XXX 0.6 c. Disability - active lives............................... XXX XXX 12.7 d. Disability - disabled lives............................. XXX XXX 78.0 e. Miscellaneous reserves.................................. XXX XXX 1,222.6 -------- -------- --------- (3) Total (gross: direct + assumed)............................ 4,311.9 4,240.7 17,694.6 (4) Reinsurance ceded.......................................... 1,172.1 1,044.3 10,620.0 -------- -------- --------- (5) Total (net) (3) - (4)...................................... $3,139.8 $3,196.4 $ 7,074.6 ======== ======== =========
Account value Cash value Reserve ------------- ---------- ------- B. Separate account with guarantees (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $-- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. -- -- -- j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- ---- ---- --- (3) Total (gross: direct + assumed)............................ -- -- -- (4) Reinsurance ceded.......................................... -- -- -- ---- ---- --- (5) Total (net) (3) - (4)...................................... $ -- $ -- $-- ==== ==== ===
F-41 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Account value Cash value Reserve ------------- ---------- ------- C. Separate account nonguaranteed (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $ -- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 284.0 284.0 286.5 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- (3) Total (gross: direct + assumed)............................ 284.0 284.0 286.5 ------ ------ ------ (4) Reinsurance ceded.......................................... -- -- -- ------ ------ ------ (5) Total (net) (3) - (4)...................................... $284.0 $284.0 $286.5 ====== ====== ======
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:
2020 2019 -------------- -------------- Net of Net of Gross loading Gross loading ------ ------- ------ ------- Industrial....... $ 0.2 $ 0.2 $ 0.2 $ 0.2 Ordinary renewal. 160.0 399.5 172.9 479.5 ------ ------ ------ ------ Total......... $160.2 $399.7 $173.1 $479.7 ====== ====== ====== ======
The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019. Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed F-42 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively. The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:
2020 2019 -------- -------- Account values with death benefit guarantees (net of reinsurance): Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6 Net amount at risk.............................................. $ 1.7 $ 1.6 Average attained age of contract holders........................ 76 76 Enhanced death benefits (step-up, roll-up, payment protection) account value................................................. $1,210.9 $1,762.1 Net amount at risk.............................................. $ 104.8 $ 115.2 Average attained age of contract holders........................ 76 76 Account values with living benefit guarantees: Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3 Guaranteed annuitization benefits............................... $ 973.0 $1,003.8
The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits. (4)Liability for Policy and Contract Claims Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:
2020 2019 2018 ----- ----- ----- Balance as of January 1......................... $41.0 $42.9 $48.0 Less reinsurance reserve credit and recoverable. 40.4 42.3 47.2 ----- ----- ----- Net balance as of January 1.............. 0.6 0.6 0.8 ----- ----- ----- Incurred related to: Current year................................. -- 0.1 -- Prior years.................................. 0.1 0.1 -- ----- ----- ----- Total incurred........................... 0.1 0.2 -- ----- ----- ----- Paid related to: Current year................................. -- -- -- Prior years.................................. 0.2 0.2 0.2 ----- ----- ----- Total paid............................... 0.2 0.2 0.2 ----- ----- ----- Net balance as of December 31............ 0.5 0.6 0.6 Plus reinsurance reserve credit and recoverable. 34.7 40.4 42.3 ----- ----- ----- Balance as of December 31....................... $35.2 $41.0 $42.9 ===== ===== =====
F-43 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses. The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively. (5)Transactions with Affiliates The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates: GLIC GNA Genworth Mortgage Insurance Corporation ("GMIC") JLIC RLIC VI RLIC VII RLIC VIII RLIC X Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020. Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7. On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash. On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash. During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash. For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively. The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products. F-44 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided. The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019. The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows: . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus. . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018. . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018. Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:
2020 2019 ------ ------ Assets: Amounts recoverable from reinsurers and funds held. $410.4 $410.6 ------ ------ Total assets................................... $410.4 $410.6 ====== ====== Liabilities: Current Federal income tax payable................. $ 38.2 $ 47.8 Payable to parent, subsidiaries and affiliates..... 10.6 7.3 Other amounts payable on reinsurance............... 20.7 25.9 ------ ------ Total liabilities.............................. $ 69.5 $ 81.0 ====== ======
F-45 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (6)Income Taxes (a) Components of deferred tax assets and deferred tax liabilities 1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:
2020 2019 Change ----------------------- ----------------------- ----------------------- Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------ a. Gross DTA............. $566.1 $10.7 $576.8 $542.3 $11.3 $553.6 $ 23.8 $(0.6) $ 23.2 b. Statutory valuation allowance adjustment... -- -- -- -- -- -- -- -- -- ------ ----- ------ ------ ----- ------ ------ ----- ------ c. Adjusted gross DTA (1a - 1b).............. 566.1 10.7 576.8 542.3 11.3 553.6 23.8 (0.6) 23.2 d. DTA nonadmitted....... 312.1 5.8 317.9 240.7 5.9 246.6 71.4 (0.1) 71.3 ------ ----- ------ ------ ----- ------ ------ ----- ------ e. Subtotal: net admitted DTA (1c - 1d). 254.0 4.9 258.9 301.6 5.4 307.0 (47.6) (0.5) (48.1) f. DTL................... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------ g. Net admitted DTA/ (DTL) (1e - 1f)........ $107.0 $ 4.0 $111.0 $123.5 $ 4.4 $127.9 $(16.5) $(0.4) $(16.9) ====== ===== ====== ====== ===== ====== ====== ===== ======
2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:
2020 2019 Change ----------------------- ----------------------- ------------------------ Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------- a. Federal income taxes paid in prior years recoverable through loss carrybacks......... $ -- $ 4.0 $ 4.0 $ -- $ 4.4 $ 4.4 $ -- $(0.4) $ (0.4) b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)........ 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 1. Adjusted gross DTA expected to be realized following the balance sheet date................. 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 2. Adjusted gross DTA allowed per limitation threshold. XXX XXX 132.1 XXX XXX 186.1 XXX XXX (54.0) c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL............... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------- d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))............ $254.0 $ 4.9 $258.9 $301.6 $ 5.4 $307.0 $(47.6) $(0.5) $ (48.1) ====== ===== ====== ====== ===== ====== ====== ===== =======
F-46 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) 3. Ratio used to determine applicable period used in 6(a)2:
2020 2019 -------- -------- a. Ratio percentage used to determine recovery period and threshold limitation amount.................................................. 764% 802% b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1 $1,368.8
4. Impact of tax planning strategies: a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:
2020 2019 Change --------------- --------------- --------------- Ordinary Capital Ordinary Capital Ordinary Capital -------- ------- -------- ------- -------- ------- 1. Adjusted Gross DTAs Amount from Note 6a1(c) $566.1 $10.7 $542.3 $11.3 $ 23.8 $(0.6) 2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies............. --% --% --% --% --% --% 3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)............ $254.0 $ 4.9 $301.6 $ 5.4 $(47.6) $(0.5) 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies............. --% --% --% --% --% --%
b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018. (b) Unrecognized deferred tax liabilities The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018. (c) Current income tax and change in deferred tax The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 Change ------ ----- ------ 1. Current Income Taxes a. Federal income taxes............................. $(37.6) $38.5 $(76.1) b. Foreign income taxes............................. -- -- -- ------ ----- ------ c. Federal and foreign income taxes................. (37.6) 38.5 (76.1) d. Federal income tax on net capital gains (losses). 5.2 5.7 (0.5) e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ------ ----- ------ g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6) ====== ===== ======
F-47 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 2018 Change ----- ------ ------ 1. Current Income Taxes a. Federal income taxes............................. $38.5 $(18.8) $57.3 b. Foreign income taxes............................. -- -- -- ----- ------ ----- c. Federal and foreign income taxes................. 38.5 (18.8) 57.3 d. Federal income tax on net capital gains (losses). 5.7 (1.6) 7.3 e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ----- ------ ----- g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6 ===== ====== =====
The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:
2020 2019 Change ------ ------ ------ 2. DTA A. Ordinary 1. Discounting of unpaid losses.................................... $ -- $ -- $ -- 2. Unearned premium reserve........................................ -- -- -- 3a. Transition reserves............................................ 7.5 9.0 (1.5) 3b. Policyholder reserves.......................................... 407.2 372.7 34.5 4. Investments..................................................... 14.4 24.4 (10.0) 5. Deferred acquisition costs...................................... 130.3 131.1 (0.8) 6. Policyholder dividends accrual.................................. -- -- -- 7. Fixed assets.................................................... 0.6 0.6 -- 8. Compensation and benefits accrual............................... -- -- -- 9. Pension accrual................................................. -- -- -- 10. Receivable-nonadmitted......................................... 1.9 0.2 1.7 11. Net operating loss carry forward............................... -- -- -- 12. Tax credit carry forward....................................... 1.8 2.0 (0.2) 13. Other (including items less than 5% of total ordinary tax assets).......................................................... 2.4 2.3 0.1 ------ ------ ------ 99. Subtotal ordinary.............................................. 566.1 542.3 23.8 B. Statutory valuation allowance adjustment............................ -- -- -- C. Nonadmitted DTA..................................................... 312.1 240.7 71.4 ------ ------ ------ D. Admitted ordinary DTA (2A99 - 2B - 2C).............................. 254.0 301.6 (47.6) E. Capital............................................................. -- 1. Investments..................................................... 10.7 11.3 (0.6) 2. Net capital loss carry forward.................................. -- -- -- 3. Real estate..................................................... -- -- -- 4. Other (including items less than 5% of total ordinary tax assets).......................................................... -- -- -- ------ ------ ------ 99. Subtotal capital............................................... 10.7 11.3 (0.6) F. Statutory valuation allowance adjustment............................ -- -- -- G. Nonadmitted DTA..................................................... 5.8 5.9 (0.1) ------ ------ ------ H. Admitted capital DTA (2E99 - 2F - 2G)............................... 4.9 5.4 (0.5) ------ ------ ------ I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1) ====== ====== ======
F-48 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 Change ------ ------ ------ 3. DTL A. Ordinary 1. Investments........................... $ 12.4 $ 16.6 $ (4.2) 2. Fixed assets.......................... -- -- -- 3. Deferred and uncollected premiums..... 84.0 100.7 (16.7) 4(a). Transition reserves................ 45.5 54.6 (9.1) 4(b). Policyholder reserves.............. 5.0 6.2 (1.2) 5. Other................................. 0.1 -- 0.1 ------ ------ ------ 99. Subtotal ordinary.................... 147.0 178.1 (31.1) ------ ------ ------ B. Capital 1. Investments........................... 0.9 1.0 (0.1) 2. Real estate........................... -- -- -- 3. Other................................. -- -- -- ------ ------ ------ 99. Subtotal capital..................... 0.9 1.0 (0.1) ------ ------ ------ C. DTL (3A99 + 3B99)......................... 147.9 179.1 (31.2) ------ ------ ------ 4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9) ====== ====== ======
Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established. The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):
December 31, ------------- 2020 2019 Change ------ ------ ------ Total gross DTA.................................................... $576.8 $553.6 $ 23.2 Statutory valuation allowance adjustment........................... -- -- -- ------ ------ ------ Adjusted gross DTAs................................................ 576.8 553.6 23.2 Total gross DTL.................................................... 147.9 179.1 (31.2) ------ ------ ------ Net DTA (DTL)...................................................... $428.9 $374.5 54.4 ====== ====== Deferred tax on change in net unrealized capital gains (losses).... (4.0) Change in deferred tax for prior period correction (see Note 1(w)). (7.7) ------ Change in net deferred income taxes................................ $ 42.7 ======
F-49 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (d) Reconciliation of Federal income tax rate to actual effective tax rate The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:
2020 2019 2018 ------ ------ ------ Provision computed at statutory tax rate.................................. $(44.3) $ 49.1 $(50.7) Tax exempt interest....................................................... (0.4) (0.4) (0.4) Benefit of dividends...................................................... (2.0) (2.5) (2.6) Change in reserve on account of change in valuation basis................. (20.2) -- -- Change in tax contingency reserve......................................... -- -- 0.4 Statutory amortization of IMR............................................. (0.2) -- -- Foreign taxes............................................................. (0.5) (3.5) 0.2 Change in nonadmitted assets.............................................. (0.9) (1.3) 0.5 Deferred reinsurance gains................................................ (6.2) (23.7) 8.4 Change in statutory valuation allowance................................... -- -- (7.4) Prior year provision to return true-up.................................... (0.5) (0.8) (2.7) Reinsurance transaction treated as nontaxable reorganization (see Note 8). -- 12.0 -- Other adjustments......................................................... 0.1 1.0 (0.1) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ====== Federal income taxes incurred............................................. $(32.4) $ 44.2 $(20.4) Change in net deferred income taxes....................................... (42.7) (14.3) (34.0) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ======
(e) Operating loss and tax credit carry forwards and protective tax deposits As of December 31, 2020, the Company had no operating losses to carry forward. As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:
Origination year Amount Expires after ---------------- ------ ------------- 2013 $0.5 2023 2014 0.4 2024 2015 0.2 2025 2018 0.5 2028 2019 0.2 2029
As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:
Tax year Capital Ordinary -------- ------- -------- 2019 $5.7 $-- 2020 5.2 --
The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code. F-50 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (f) Consolidated Federal income tax return The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020: ASI Capital Brokerage Corporation Genworth Genworth Annuity Service Corporation Genworth Financial Agency, Inc. Genworth Financial Assurance Corporation Genworth Financial Services, Inc. Genworth Holdings, Inc. ("Genworth Holdings") Genworth Insurance Company GLIC GLICNY Genworth Mortgage Holdings, LLC Genworth Mortgage Holdings, Inc. GMIC Genworth Mortgage Insurance Corporation of North Carolina Genworth Mortgage Reinsurance Corporation Genworth Mortgage Services, LLC GNA HGI Annuity Service Corporation JLIC Mayflower Assignment Corporation Monument Lane IC 1, Inc. Monument Lane IC 2, Inc. Monument Lane PCC, Inc. Newco National Eldercare Referral System, LLC Rivermont/1/ RLIC VI RLIC VII RLIC VIII RLIC IX/2/ RLIC X Sponsored Captive Re, Inc. United Pacific Structured Settlement Company -------- /1/ Rivermont was dissolved effective March 12, 2020. /2/ RLIC IX was dissolved effective April 9, 2020. The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return. The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and F-51 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements. The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated. Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit. Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement. F-52 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future. For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. (g) Federal or foreign income tax loss contingencies As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018. As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021. (h) State transferable and non-transferable tax credits The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:
2020 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.4 $0.4 New Market................................... NE 0.1 0.1 Urban Development............................ CT 0.5 0.5 ---- ---- Total..................................... $1.0 $1.0 ==== ==== 2019 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.6 $0.6 New Market................................... NE 0.3 0.3 New Market................................... NV 0.1 0.1 Urban Development............................ CT 0.4 0.4 Urban Development............................ FL 1.1 1.1 ---- ---- Total..................................... $2.5 $2.5 ==== ====
F-53 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits. The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019. The state tax credits admitted and nonadmitted were as follows:
2020 2019 -------------------- -------------------- Total Total Total Total admitted nonadmitted admitted nonadmitted -------- ----------- -------- ----------- Transferable........ $ -- $-- $ -- $-- Non-transferable.... 1.0 -- 2.5 -- ---- --- ---- --- Total............ $1.0 $-- $2.5 $-- ==== === ==== ===
(7)Commitments and Contingencies (a) Litigation The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company. On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action. On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action. In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for F-54 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action. In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case. As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters. (b) Guaranty Association Assessments The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. F-55 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law. The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:
2020 2019 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4 Decreases current year: Premium tax offset applied...................................... 0.5 0.4 Increases current year: Cash payment adjustment......................................... -- 0.4 True up adjustment.............................................. 0.3 0.2 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6 ==== ====
The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019. (c) Related Party Guarantees The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business. There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors. (d) Commitments As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities. (8)Reinsurance The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. F-56 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies. On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance. The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:
Premiums earned Benefits incurred ------------------------------- ------------------------------- 2020 2019 2018 2020 2019 2018 --------- --------- --------- --------- --------- --------- Direct.. $ 1,107.7 $ 1,179.3 $ 1,226.6 $ 2,261.6 $ 2,201.8 $ 2,251.4 Assumed. 275.7 287.2 299.0 305.1 248.4 261.3 Ceded... (1,208.2) (2,367.5) (1,519.2) (1,809.4) (1,722.2) (1,689.7) --------- --------- --------- --------- --------- --------- Net.. $ 175.2 $ (901.0) $ 6.4 $ 757.3 $ 728.0 $ 823.0 ========= ========= ========= ========= ========= =========
The Company did not have any retrospectively rated contracts or contracts subject to redetermination. Affiliated Special Purpose Captives Reinsurance Transactions The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:
2020 2019 -------- -------- Universal Life Insurance Business JLIC.............................. 24.2 60.9 Term Life Insurance Business RLIC VI........................... $2,319.3 $2,383.7 RLIC VII.......................... 405.7 502.4 RLIC VIII......................... 1,041.6 1,046.8 RLIC X............................ 861.3 806.9
JLIC The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w). F-57 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VI The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld. For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above. Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland. RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change. Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero. During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively. F-58 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VII The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII. RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC VIII The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC X The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016. RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change. During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively. Rivermont The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and F-59 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont. Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020. Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019. In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes. Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020. On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020. F-60 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC IX The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019. Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019. As of December 31, 2019, there was no remaining reinsurance in RLIC IX. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020. Other Affiliate Reinsurance Transactions Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively. Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively. Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively. Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively. Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively. F-61 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively. Significant External Reinsurers On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively. Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1. Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively. Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following: . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis. . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below. . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis. . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty. The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3. F-62 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred. Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4. Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively. Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2020. (9) StatutoryCapital and Surplus and Dividend Restriction The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively. State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder. F-63 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021. (10)Separate Accounts The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets. The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:
Non-indexed guarantee Non-indexed Non-guaranteed less than or guarantee separate equal to 4% more than 4% accounts Total ------------ ------------ -------------- -------- Premiums, considerations or deposits for the year ended December 31, 2020.......................... $ -- $ -- $ 26.2 $ 26.2 ==== ==== ======== ======== Reserves as of December 31, 2020: For accounts with assets at: Fair value.................................. $7.8 $4.7 $5,643.7 $5,656.2 ---- ---- -------- -------- Total reserves.............................. $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ======== By withdrawal characteristics: With fair value adjustment.................. $7.8 $4.7 $ -- $ 12.5 At fair value............................... -- -- 5,643.7 5,643.7 ---- ---- -------- -------- Subtotal.................................... 7.8 4.7 5,643.7 5,656.2 Not subject to discretionary withdrawal..... -- -- -- -- ---- ---- -------- -------- Total....................................... $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ========
F-64 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:
2020 ------- Transfers as reported in the Summary of Operations of the separate accounts statement: Transfers to separate accounts........................................................... $ 26.2 Transfers from separate accounts......................................................... 632.9 ------- Net transfers to separate accounts, per the separate accounts annual statement....... (606.7) Reconciling adjustments: Transfer to separate accounts -- reinsured............................................... 195.8 ------- Net transfers from separate accounts, per the Statutory Statement of Summary of Operations......................................................................... $(410.9) =======
All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements. (11)FHLB Funding Agreement (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets. (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019: FHLB Capital Stock a. Aggregate Totals as of December 31, 2020 and 2019:
2020 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 26.5 26.5 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 26.5 $26.5 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
F-65 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 23.0 23.0 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 23.0 $23.0 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
b. Membership stock (Class A and B) eligible for redemption
6 months Not eligible Less to less 1 to less for than than than 3 to 5 Membership stock 2020 total redemption 6 months 1 year 3 years years ---------------- ---------- ------------ -------- -------- --------- ------ Class A...... $ -- $-- $-- $-- $-- $ -- Class B...... 26.5 -- -- -- -- 26.5
(3)Collateral Pledged to FHLB a. Amount pledged as of December 31, 2020 and 2019:
Fair Carrying Aggregate total value value borrowing ------ -------- --------------- 1. Current year total general and separate accounts total collateral pledged (Lines 2+3)............................ $586.6 $438.8 $270.0 2. Current year general account total collateral pledged.... 586.6 438.8 270.0 3. Current year separate accounts total collateral pledged.. -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts total collateral pledged........................................ $259.9 $220.0 $187.5
b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:
Amount borrowed at Fair Carrying time of maximum value value collateral ------ -------- ------------------ 1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)............................ $620.2 $459.5 $162.5 2. Current year general account maximum collateral pledged................................................... 620.2 459.5 162.5 3. Current year separate accounts maximum collateral pledged................................................... -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts maximum collateral pledged................................ $346.3 $295.1 $212.5
F-66 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (4)Borrowing from FHLB a. Amount as of December 31, 2020 and 2019:
2020 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 270.0 270.0 -- $270.7 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $270.0 $270.0 $-- $270.7 ====== ====== === ======
2019 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 187.5 187.5 -- $188.1 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $187.5 $187.5 $-- $188.1 ====== ====== === ======
b. Maximum amount during reporting period ending December 31, 2020:
General Separate Description Total account accounts ----------- ------ ------- -------- 1. Debt.......................... $ -- $ -- $-- 2. Funding agreements............ 312.5 312.5 -- 3. Other......................... -- -- -- ------ ------ --- 4. Aggregate total (Lines 1+2+3). $312.5 $312.5 $-- ====== ====== ===
c. FHLB -- prepayment obligations
Does the company have prepayment obligations under the Description following arrangements (Yes/No)? ----------- -------------------------------- Debt............... No Funding agreements. No Other.............. No
F-67 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (12)Fair Value of Financial Instruments The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:
2020 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Bonds: Commercial mortgage-backed........ $ -- $ 0.2 $ -- $-- $ 0.2 Total bonds........... -- 0.2 -- -- 0.2 Common stock: Industrial and miscellaneous.......... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Total common stock............... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Cash equivalents: Money market mutual funds........... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Total cash equivalents......... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Derivative assets: Equity index options................ -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Total derivative assets.............. -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Separate account assets..................... 5,644.6 16.9 1.1 -- 5,662.6 -------- ----- ----- --- -------- Total assets.......... $5,940.8 $17.1 $90.3 $-- $6,048.2 ======== ===== ===== === ========
2019 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Common stock: Industrial and miscellaneous.......... $ -- $ -- $ 23.0 $-- $ 23.0 -------- ----- ------ --- -------- Total common stock............... -- -- 23.0 -- 23.0 -------- ----- ------ --- -------- Cash equivalents: Money market mutual funds........... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Total cash equivalents......... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Derivative assets: Equity index options................ -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Total derivative assets.............. -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Separate account assets..................... 5,658.4 24.2 1.1 -- 5,683.7 -------- ----- ------ --- -------- Total assets.......... $5,880.9 $24.2 $104.8 $-- $6,009.9 ======== ===== ====== === ========
F-68 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:
2020 ------------------------------------------------------------------------------------------- Total gains and Beginning (losses) Total balance included gains and as of Transfers Transfers in net (losses) January 1, in to out of income included Investments 2020 Level 3 Level 3 (loss) in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $ 23.0 $-- $-- $ -- $ -- $ 6.4 $-- $ (2.9) $-- Separate account assets.. 1.1 -- -- -- -- -- -- -- -- Derivative assets........ 80.7 -- -- 16.9 (13.1) 58.8 -- (80.6) -- ------ --- --- ----- ------ ----- --- ------ --- Total assets.......... $104.8 $-- $-- $16.9 $(13.1) $65.2 $-- $(83.5) $-- ====== === === ===== ====== ===== === ====== ===
-------------- Ending balance as of December 31, Investments 2020 ----------- ------------- Common stock............. $26.5 Separate account assets.. 1.1 Derivative assets........ 62.7 ----- Total assets.......... $90.3 =====
2019 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2019 Level 3 Level 3 income in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $24.0 $-- $-- $ -- $ -- $ 2.1 $-- $ (3.1) $ -- Separate account assets.. 1.9 -- -- -- (0.5) -- -- -- (0.3) Derivative assets........ 39.0 -- -- (5.3) 48.3 62.6 -- (63.9) -- ----- --- --- ----- ----- ----- --- ------ ----- Total assets.......... $64.9 $-- $-- $(5.3) $47.8 $64.7 $-- $(67.0) $(0.3) ===== === === ===== ===== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2019 ----------- ------------- Common stock............. $ 23.0 Separate account assets.. 1.1 Derivative assets........ 80.7 ------ Total assets.......... $104.8 ======
2018 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2018 Level 3 Level 3 loss in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $16.1 $-- $-- $ -- $ -- $ 8.5 $-- $ (0.6) $ -- Separate account assets.. 3.2 -- -- -- (0.1) -- -- -- (1.2) Derivative assets........ 79.6 -- -- 16.2 (50.7) 74.8 -- (80.9) -- ----- --- --- ----- ------ ----- --- ------ ----- Total assets.......... $98.9 $-- $-- $16.2 $(50.8) $83.3 $-- $(81.5) $(1.2) ===== === === ===== ====== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2018 ----------- ------------- Common stock............. $24.0 Separate account assets.. 1.9 Derivative assets........ 39.0 ----- Total assets.......... $64.9 =====
Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument. Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments. F-69 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date. The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:
2020 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $13,590.8 $11,457.0 $ -- $12,515.9 $1,074.9 $-- $-- Preferred and common stocks-nonaffiliates 55.7 53.4 12.3 15.3 28.1 -- -- Separate account assets...... 5,662.6 5,662.6 5,644.6 16.9 1.1 -- -- Mortgage loans............... 1,807.3 1,717.3 -- -- 1,807.3 -- -- Short-term investments....... 4.3 4.3 -- 4.3 -- -- -- Cash equivalents............. 303.6 303.6 303.6 -- -- -- -- Other invested assets........ 74.9 57.2 -- 74.9 -- -- -- Securities lending reinvested collateral...... 26.0 26.0 -- 26.0 -- -- -- Derivative assets............ 63.0 62.7 -- 0.3 62.7 -- -- Derivative liabilities....... -- -- -- -- -- --
2019 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $12,782.2 $11,455.4 $ -- $11,604.2 $1,178.0 $-- $-- Preferred and common stocks-nonaffiliates 63.4 62.0 13.7 25.7 24.0 -- -- Separate account assets...... 5,683.7 5,683.7 5,658.4 24.2 1.1 -- -- Mortgage loans............... 1,873.2 1,812.3 -- -- 1,873.2 -- -- Short-term investments....... 2.0 2.0 -- 2.0 -- -- -- Cash equivalents............. 273.5 273.5 273.5 -- -- -- -- Other invested assets........ 70.7 56.7 -- 70.7 -- -- -- Securities lending reinvested collateral...... 17.7 17.7 -- 17.7 -- -- -- Derivative assets............ 81.5 80.7 -- 0.8 80.7 -- -- Derivative liabilities....... -- -- -- -- -- --
The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value. (13)Retained Assets The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the F-70 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form. Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010. The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:
In force --------------------------------- 2020 2019 ---------------- ---------------- Number of Number of policies Amount policies Amount --------- ------ --------- ------ Up to and including 12 months. 120 $ 20.4 135 $ 24.1 13 to 24 months............... 100 15.2 161 21.2 25 to 36 months............... 131 17.6 142 19.5 37 to 48 months............... 121 17.8 137 17.1 49 to 60 months............... 117 15.5 274 32.0 Over 60 months................ 3,630 251.7 4,126 238.1 ----- ------ ----- ------ Total...................... 4,219 $338.2 4,975 $352.0 ===== ====== ===== ======
The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.
2020 2019 2018 ---------------- ---------------- ---------------- Number of Number of Number of policies Amount policies Amount policies Amount --------- ------ --------- ------ --------- ------ Retained assets accounts as of the beginning of the year............... 4,975 $352.0 5,312 $370.8 5,616 $390.9 Retained asset accounts issued/ added during the year............... 133 28.2 158 43.6 220 46.5 Investment earnings credited to retained asset accounts during the year............... -- 8.8 -- 9.2 -- 9.7 Fees and other charges assessed to retained asset accounts during the year............... -- -- -- -- -- -- Retained asset accounts transferred to state unclaimed property funds during the year.. (17) -- (26) (0.2) (19) (0.2) Retained asset accounts closed/ withdrawn during the year........ (872) (50.8) (469) (71.4) (505) (76.1) ----- ------ ----- ------ ----- ------ Retained asset accounts at the end of the year. 4,219 $338.2 4,975 $352.0 5,312 $370.8 ===== ====== ===== ====== ===== ======
F-71 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (14)Risk Sharing Provisions of the Affordable Care Act The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions. (15) Investments in SCA Entities The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:
NAIC reject entity's valuation NAIC 2020 2019 method, Description of Type of response NAIC NAIC resubmission SCA investment (excluding Gross Nonadmitted Admitted Date of filing NAIC received valuation valuation required 8.b.i entities) amount amount amount to NAIC filing (yes/no) amount amount (yes/no) --------------- ------ ----------- -------- -------------- ------- -------- --------- --------- ------------ ASI (VA)*................ $ -- $ -- $ -- 9/6/2017 Sub-1 yes $ -- $ -- no Newco (VA)............... 42.8 -- 42.8 7/2/2020 Sub-2 yes 41.0 39.2 no Genworth Financial Agency 0.5 0.5 -- 12/5/2017 Sub-1 yes -- -- no ----- ---- ----- ----- ----- Aggregate Total.......... $43.3 $0.5 $42.8 $41.0 $39.2 ===== ==== ===== ===== =====
-------- * ASI (VA) rounds to zero. (16)Subsequent Events There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued. F-72

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)   Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)   Exhibits

(1)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the Establishment of Life of Virginia Separate Account 4. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(i)	Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(1)(b)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of GE Life and Annuity Assurance Company to Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(1)(b)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name GE Life & Annuity Separate Account 4 to Genworth Life & Annuity VA Separate Account 1. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(2)	Not Applicable.

(3)(a)	Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on September 13, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(b)	Dealer Sales Agreement. Previously filed on September 13, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(a)	Contract Form P1154 4/00. Previously filed on February 25, 2000 with the initial registration statement for Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(b)	Endorsements to Contract.

(b)(i)	[Reserved.]

(b)(ii)	IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

(b)(ii)(a)	IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(b)(iii)	[Reserved.]

(b)(iii)(a)	Roth IRA Endorsement P5365 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(b)(iv)	Optional Death Benefit Rider P5135 4/00. Previously filed on February 25, 1999 with the initial Registration Statement for Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(b)(v)	Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(b)(vi)	[Reserved.]

(b)(vii)	Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(b)(viii)	Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(b)(ix)	Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on February 28, 2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(x)	Death Provisions Endorsement P5221 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xi)	Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xii)	Rollup Death Benefit Rider P5223 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xiii)	Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xiv)	Joint Owner Endorsement P5227 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xv)	Annuity Cross Funded Endorsement P5228 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xvi)	Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xvii)	GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(xviii)	Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii)(a)	Guaranteed Income Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xix)	Payment Protection Rider. Previously filed on February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)(xix)(a)	Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Previously filed on September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(4)(b)(xx)	Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)(xxi)	Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xxii)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity Separate Account, Registration No. 333-31172.

(4)(b)(xxii)(a)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(4)(b)(xxii)(b)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(4)(b)(xxii)(c)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(4)(b)(xxii)(d)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(5)(a)	Form of Application. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(6)(a)	Amended and Restated Articles of Incorporation of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(b)	By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(7)	Reinsurance Agreement. Previously filed on April 26, 2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(7)(a)	Reinsurance Agreement. Previously filed on April 26, 2010 with Post-Effective Amendment No. 40 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(8)(a)(i)	Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(a)(ii)	First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(b)	[Reserved.]

(c)	[Reserved.]

(d)	Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(e)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Federated Insurance Series. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(f)	[Reserved.]

(g)	Participation Agreement between GE Investments Funds, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(h)	Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AIM Variable Insurance Funds. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(i)	Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(i)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AllianceBernstein Variable Products Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(j)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(k)	Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(k)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and MFS Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(l)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(l)(i)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(m)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(n)	Amended and Restated Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Genworth Life and Annuity Insurance Company and Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(o)	[Reserved.]

(p)	Participation Agreement between Nations Separate Account Trust and GE Life and Annuity Assurance Company. Previously filed on April 26, 2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(q)	Participation Agreement between FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(q)(i)	First Amendment to the Participation Agreement between BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(r)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(s)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and The Prudential Series Fund. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(t)	Participation Agreement between Van Kampen Life Investment Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(u)	[Reserved.]

(v)	[Reserved.]

(w)	Participation Agreement among Scudder Variable Series II, Scudder Distributors, Inc., Deutsche Investment Management Americas Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(w)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(x)	Participation Agreement between American Century Investment Services, Inc. and GE Life and Annuity Assurance Company regarding American Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(y)	Form of Participation Agreement between American Century Investment Services, Inc. and GE Life and Annuity Assurance Company regarding American Century Variable Portfolios II, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(z)	Participation Agreement between JPMorgan Insurance Trust and Genworth Life and Annuity Insurance Company. Previously filed on September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(z)(i)	[Reserved.]

(z)(ii)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(aa)	Form of Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Goldman Sachs Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(aa)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Goldman Sachs Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(bb)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Legg Mason Partners Variable Equity Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(cc)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(dd)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and The Universal Institutional Funds, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(ee)	[Reserved.]

(ff)	Fund Participation Agreement between Wells Fargo Variable Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(gg)	Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(9)	Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)	Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule showing computation for Performance Data. Previously filed on April 14, 1994 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)	Power of Attorney. Filed herewith.

Item 25.    Directors and Officers of the Depositor

Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer
Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan	Director
Angela R. Simmons	Senior Vice President and Chief Financial Officer
Vidal J. Torres	Senior Vice President, General Counsel and Secretary
Michael T. McGarry	Senior Vice President and Chief Information Officer
Keith A. Willingham	Vice President and Controller
John G. Apostle, II	Vice President and Chief Compliance Officer
Scott G. Goodman	Vice President and Appointed Actuary
Lisa J. Baldyga	Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contractowners

There were 7,584 owners of Qualified Contracts and 6,698 owners of Non-Qualified Contracts as of March 10, 2021.

Item 28.    Indemnification

Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Genworth Life and Annuity Insurance Company’s Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

*    *    *

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

(b)

Name	Address	Positions and Offices with Underwriter
Maria O. Tabb	6610 W. Broad St. Richmond, VA 23230	Director, Chairperson of the Board, President and Chief Executive Officer
Brandon M. Armor	6610 W. Broad St. Richmond, VA 23230	Director
John G. Apostle, II	6620 W. Broad St. Richmond, VA 23230	Director
James J. Namorato	6620 W. Broad Street Richmond, VA 23230	Senior Vice President and Chief Compliance Officer
Vidal J. Torres, Jr.	6620 W. Broad St. Richmond, VA 23230	Vice President and Secretary
Lisa J. Baldyga	6620 W. Broad St. Richmond, VA 23230	Vice President and Treasurer
Bonnie C. Turner	6610 W. Broad St. Richmond, VA 23230	Financial & Operations Principal

(c)

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Capital Brokerage Corporation	Not Applicable	Not Applicable	11%	$31 million

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 28th day of April 2021.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 (REGISTRANT)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (DEPOSITOR)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ BRIAN K. HAENDIGES* Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer	April 28, 2021

/S/ THOMAS J. MCINERNEY* Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President	April 28, 2021

/S/ DANIEL J. SHEEHAN, IV* Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer	April 28, 2021

/S/ GREGORY S. KARAWAN* Gregory S. Karawan	Director	April 28, 2021

/S/ ANGELA R. SIMMONS* Angela R. Simmons	Senior Vice President and Chief Financial Officer	April 28, 2021

/S/ KEITH A. WILLINGHAM* Keith A. Willingham	Vice President and Controller	April 28, 2021

*By:	/S/ MICHAEL D. PAPPAS Michael D. Pappas	, pursuant to Power of Attorney executed on March 25, 2021.	April 28, 2021